UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22487

DBX ETF Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, New York 10154
(Address of principal executive offices) (Zip code)

Alex Depetris
DBX ETF Trust
345 Park Avenue
New York, New York 10154
(Name and address of agent for service)

Registrant’s telephone number, including area code:           (212) 250-4352

Date of fiscal year end:  May 31

Date of reporting period: August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUND - 99.9%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (a)(b)
(Cost $2,528,365)	91,414	$2,299,062

SECURITIES LENDING COLLATERAL - 35.5%
Daily Assets Fund “Capital Shares”, 0.48% (c)(d)
(Cost $817,448)	817,448	817,448

TOTAL INVESTMENTS - 135.4%
(Cost $3,345,813)†		$3,116,510
Other assets and liabilities, net - (35.4%)		(814,918)

NET ASSETS - 100.0%		$2,301,592

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $3,358,014. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $241,504. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $0 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $241,504.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $798,814, which is 34.7% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

A summary of the Fund’s transactions with affiliated funds during the period ended August 31, 2016 is as follows:

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/16
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	2,183,045	43,243	(12,140)	(5,665)	—	—	2,299,062

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(e)
Goldman Sachs & Co.	9/6/2016	CNH	14,745,337	USD	2,218,345	$15,015
Goldman Sachs & Co.	9/6/2016	CNH	45,000	USD	6,783	58
Goldman Sachs & Co.	9/6/2016	USD	2,209,690	CNH	14,790,337	364
Goldman Sachs & Co.	10/12/2016	CNH	15,380,000	USD	2,294,700	136

Total net unrealized appreciation						$15,573

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

CNH	Chinese Offshore Yuan
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$2,299,062	$—	$—	$2,299,062
Short-Term Investments	817,448	—	—	817,448
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	15,573	—	15,573

Total	$3,116,510	$15,573	$—	$3,132,083

(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 9.9%
Alpha Group, Class A	185,362	$802,326
Beijing Enlight Media Co. Ltd., Class A	311,800	522,412
Beijing Gehua CATV Network Co. Ltd., Class A	243,800	660,637
BYD Co. Ltd., Class A*	193,601	1,694,206
China International Travel Service Corp. Ltd., Class A	175,361	1,223,476
China South Publishing & Media Group Co. Ltd., Class A	255,963	717,315
Chinese Universe Publishing and Media Co. Ltd., Class A	194,658	670,327
Chongqing Changan Automobile Co. Ltd., Class A	797,588	1,859,666
CITIC Guoan Information Industry Co. Ltd., Class A	969,900	1,788,850
FAW CAR Co. Ltd., Class A	294,987	458,530
Fuyao Glass Industry Group Co. Ltd., Class A	496,812	1,222,975
Great Wall Motor Co. Ltd., Class A	426,313	669,037
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,344,778	3,798,197
Heilan Home Co. Ltd., Class A	478,096	801,752
Hisense Electric Co. Ltd., Class A	276,173	714,512
Huawen Media Investment Corp., Class A	722,344	1,286,921
Huayi Brothers Media Corp., Class A	688,742	1,327,939
Huayu Automotive Systems Co. Ltd., Class A	450,367	1,062,871
Hunan TV & Broadcast Intermediary Co. Ltd., Class A	402,892	1,036,940
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A*	121,270	193,759
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	157,300	251,326
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	270,536	458,937
Liaoning Cheng Da Co. Ltd., Class A*	432,077	1,150,802
Midea Group Co. Ltd., Class A	1,135,248	4,649,144
Pang Da Automobile Trade Co. Ltd., Class A*	1,597,402	670,891
Qingdao Haier Co. Ltd., Class A	1,074,278	1,682,711
SAIC Motor Corp. Ltd., Class A	1,172,557	3,869,588
Shanghai Oriental Pearl Media Co. Ltd., Class A	462,184	1,743,556
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,159,750	1,244,573
Sichuan Changhong Electric Co. Ltd., Class A*	1,309,111	894,179
Songcheng Performance Development Co. Ltd., Class A	203,982	729,264
Suning Commerce Group Co. Ltd., Class A	1,315,055	2,181,718
TCL Corp., Class A	2,249,080	1,170,685
Wanda Cinema Line Co. Ltd., Class A	166,486	1,791,604
Wanxiang Qianchao Co. Ltd., Class A	410,224	927,053
Wasu Media Holding Co. Ltd., Class A	151,389	440,999
Wuchan Zhongda Group Co. Ltd., Class A	406,120	614,280
Zhejiang Huace Film & TV Co. Ltd., Class A	242,901	523,148

		47,507,106

Consumer Staples - 6.0%
Beijing Dabeinong Technology Group Co. Ltd., Class A	722,139	858,064
Beijing Yanjing Brewery Co. Ltd., Class A	489,658	546,695
By-health Co. Ltd., Class A	257,100	508,386
COFCO Tunhe Co. Ltd., Class A	356,700	645,906
Henan Shuanghui Investment & Development Co. Ltd., Class A	350,244	1,261,070
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,149,649	5,413,762
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	215,580	2,264,820
Kweichow Moutai Co. Ltd., Class A	179,494	8,321,650

Luzhou Laojiao Co. Ltd., Class A	245,628	1,170,016
MeiHua Holdings Group Co. Ltd., Class A	661,157	623,542
New Hope Liuhe Co. Ltd., Class A	732,034	916,868
Shanghai Bailian Group Co. Ltd., Class A*	272,246	541,998
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	64,000	213,217
Shenzhen Agricultural Products Co. Ltd., Class A	303,919	571,439
Tsingtao Brewery Co. Ltd., Class A	102,166	452,754
Wuliangye Yibin Co. Ltd., Class A	673,388	3,513,556
Yonghui Superstores Co. Ltd., Class A	1,358,364	952,183

		28,775,926

Energy - 2.4%
China Coal Energy Co. Ltd., Class A*	650,174	543,217
China Merchants Energy Shipping Co. Ltd., Class A	757,300	584,049
China Oilfield Services Ltd., Class A	210,876	387,672
China Petroleum & Chemical Corp., Class A	3,724,215	2,783,148
China Shenhua Energy Co. Ltd., Class A	696,144	1,560,709
Guanghui Energy Co. Ltd., Class A*	1,098,234	725,519
Offshore Oil Engineering Co. Ltd., Class A	789,883	846,474
PetroChina Co. Ltd., Class A	1,710,721	1,927,889
Shaanxi Coal Industry Co. Ltd., Class A*	714,608	624,821
Sinopec Oilfield Service Corp., Class A*	636,900	369,347
Wintime Energy Co. Ltd., Class A*	1,316,142	800,625
Yanzhou Coal Mining Co. Ltd., Class A	141,223	262,578

		11,416,048

Financials - 35.5%
Agricultural Bank of China Ltd., Class A	13,527,070	6,489,937
Anxin Trust Co. Ltd., Class A	311,000	933,839
Avic Capital Co. Ltd., Class A	1,582,690	1,636,944
Bank of Beijing Co. Ltd., Class A	4,308,998	5,783,414
Bank of China Ltd., Class A	7,464,200	3,871,189
Bank of Communications Co. Ltd., Class A	9,723,710	8,429,303
Bank of Nanjing Co. Ltd., Class A	1,282,242	2,087,034
Bank of Ningbo Co. Ltd., Class A	691,702	1,726,502
Bohai Financial Investment Holding Co. Ltd., Class A*	655,400	715,090
Changjiang Securities Co. Ltd., Class A	1,170,927	1,956,606
China CITIC Bank Corp. Ltd., Class A	1,093,001	1,037,352
China Construction Bank Corp., Class A	2,717,170	2,140,224
China Everbright Bank Co. Ltd., Class A	5,640,258	3,313,014
China Life Insurance Co. Ltd., Class A	590,906	1,906,789
China Merchants Bank Co. Ltd., Class A	3,652,617	10,170,649
China Merchants Securities Co. Ltd., Class A	1,028,527	2,760,919
China Minsheng Banking Corp. Ltd., Class A	8,371,852	11,649,382
China Pacific Insurance Group Co. Ltd., Class A	1,112,090	4,565,941
CITIC Securities Co. Ltd., Class A	2,789,845	7,046,906
Dongxing Securities Co. Ltd., Class A	351,900	1,214,963
Everbright Securities Co. Ltd., Class A	414,969	1,076,706
Founder Securities Co. Ltd., Class A	1,449,331	1,646,314
GF Securities Co. Ltd., Class A	1,051,077	2,647,074
Guosen Securities Co. Ltd., Class A	871,902	2,313,118
Guotai Junan Securities Co. Ltd., Class A	539,758	1,499,720
Guoyuan Securities Co. Ltd., Class A	416,401	1,313,185

Haitong Securities Co. Ltd., Class A	2,868,325	6,790,711
Huatai Securities Co. Ltd., Class A	1,154,873	3,524,696
Huaxia Bank Co. Ltd., Class A	1,894,368	2,975,766
Industrial & Commercial Bank of China Ltd., Class A	8,586,526	5,813,629
Industrial Bank Co. Ltd., Class A	4,722,777	11,343,446
Industrial Securities Co. Ltd., Class A	1,654,648	1,968,568
New China Life Insurance Co. Ltd., Class A	296,637	1,935,712
Northeast Securities Co. Ltd., Class A	500,624	974,214
Orient Securities Co. Ltd., Class A	933,637	2,327,586
Pacific Securities Co. Ltd., Class A	1,600,089	1,611,891
Ping An Bank Co. Ltd., Class A	2,433,018	3,450,986
Ping An Insurance Group Co. of China Ltd., Class A	3,836,830	19,623,852
SDIC Essence Holdings Co. Ltd., Class A*	389,500	983,261
Sealand Securities Co. Ltd., Class A	748,749	819,179
Shanghai Pudong Development Bank Co. Ltd., Class A	3,059,250	7,535,358
Shanxi Securities Co. Ltd., Class A	408,200	899,295
Shenwan Hongyuan Group Co. Ltd., Class A	2,131,531	2,070,793
Sinolink Securities Co. Ltd., Class A	644,730	1,293,189
SooChow Securities Co. Ltd., Class A	743,193	1,560,665
Southwest Securities Co. Ltd., Class A	1,001,332	1,129,944
Western Securities Co. Ltd., Class A	492,363	1,905,238

		170,470,093

Health Care - 5.7%
Aier Eye Hospital Group Co. Ltd., Class A	140,032	744,672
Aurora Optoelectronics Co. Ltd., Class A*	81,545	365,637
Beijing Tongrentang Co. Ltd., Class A	193,020	896,634
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	141,264	544,732
Dong-E-E-Jiao Co. Ltd., Class A	186,219	1,661,892
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	971,548	654,896
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A*	199,173	755,533
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	149,256	539,857
Huadong Medicine Co. Ltd., Class A	86,106	870,757
Hualan Biological Engineering, Inc., Class A	163,843	962,392
Jiangsu Hengrui Medicine Co. Ltd., Class A	498,339	3,228,089
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	255,835	1,015,211
Jointown Pharmaceutical Group Co. Ltd., Class A	115,062	344,636
Kangmei Pharmaceutical Co. Ltd., Class A	1,053,793	2,573,588
Lepu Medical Technology Beijing Co. Ltd., Class A	308,966	874,626
Searainbow Holding Corp., Class A*	256,298	1,905,002
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	408,084	1,422,971
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	407,211	1,233,079
Shanghai RAAS Blood Products Co. Ltd., Class A	194,430	1,214,706
Shenzhen Hepalink Pharmaceutical Co. Ltd., Class A	133,541	351,484
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	112,119	484,461
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	306,431	712,646
Tasly Pharmaceutical Group Co. Ltd., Class A	230,164	1,362,274

Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	339,983	1,164,163
Yunnan Baiyao Group Co. Ltd., Class A	159,443	1,697,586

		27,581,524

Industrials - 14.8%
Air China Ltd., Class A	911,434	1,016,239
AVIC Aero-Engine Controls Co. Ltd., Class A	160,916	730,185
AVIC Aircraft Co. Ltd., Class A	389,078	1,324,714
Avic Aviation Engine Corp. PLC, Class A	274,398	1,551,490
AVIC Helicopter Co. Ltd., Class A	81,818	543,443
Beijing Originwater Technology Co. Ltd., Class A	545,399	1,530,882
BlueFocus Communication Group Co. Ltd., Class A	492,938	786,856
China Avionics Systems Co. Ltd., Class A	188,048	580,953
China Baoan Group Co. Ltd., Class A	756,530	1,279,983
China Communications Construction Co. Ltd., Class A	540,296	968,240
China COSCO Holdings Co. Ltd., Class A*	1,348,306	1,035,817
China CSSC Holdings Ltd., Class A	242,010	831,942
China Eastern Airlines Corp. Ltd., Class A*	1,384,765	1,347,376
China First Heavy Industries, Class A*	909,018	727,347
China Gezhouba Group Co. Ltd., Class A	984,812	1,221,696
China International Marine Containers Group Co. Ltd., Class A	260,761	550,312
China National Chemical Engineering Co. Ltd., Class A	697,380	595,165
China Railway Construction Corp. Ltd., Class A	1,215,470	1,700,403
China Railway Group Ltd., Class A	1,978,087	2,205,545
China Shipbuilding Industry Co. Ltd., Class A*	3,249,794	3,268,907
China Shipping Container Lines Co. Ltd., Class A*	1,133,600	684,499
China Southern Airlines Co. Ltd., Class A	1,240,099	1,356,747
China Spacesat Co. Ltd., Class A	207,040	1,043,145
China State Construction Engineering Corp. Ltd., Class A	5,314,451	5,083,584
China XD Electric Co. Ltd., Class A	728,290	575,826
CITIC Heavy Industries Co. Ltd., Class A	460,600	368,995
CRRC Corp. Ltd., Class A	3,245,220	4,515,704
CSSC Offshore and Marine Engineering Group Co. Ltd., Class A	85,993	365,017
Daqin Railway Co. Ltd., Class A	2,105,060	1,991,590
Dongfang Electric Corp. Ltd., Class A	424,029	631,229
Eternal Asia Supply Chain Management Ltd., Class A	444,400	812,329
Guangshen Railway Co. Ltd., Class A	1,209,050	771,621
Hainan Airlines Co. Ltd., Class A*	2,087,200	1,048,178
Han’s Laser Technology Industry Group Co. Ltd., Class A	299,877	1,017,421
Jihua Group Corp. Ltd., Class A	544,800	670,145
Juneyao Airlines Co. Ltd., Class A	47,452	194,613
Luxshare Precision Industry Co. Ltd., Class A	332,839	988,471
Metallurgical Corp. of China Ltd., Class A	1,733,500	1,119,281
NARI Technology Co. Ltd., Class A	523,976	1,188,816
Ningbo Port Co. Ltd., Class A	1,355,700	1,039,472
Power Construction Corp. of China Ltd., Class A	1,452,606	1,365,621
Sany Heavy Industry Co. Ltd., Class A	1,355,044	1,071,373
Shanghai Construction Group Co. Ltd., Class A	1,008,282	679,658
Shanghai Electric Group Co. Ltd., Class A*	1,052,700	1,323,094

Shanghai International Airport Co. Ltd., Class A	342,553	1,421,278
Shanghai International Port Group Co. Ltd., Class A	1,155,453	892,842
Shanghai Tunnel Engineering Co. Ltd., Class A	564,334	826,598
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	133,075	419,672
Shenzhen Inovance Technology Co. Ltd., Class A	338,536	970,477
Siasun Robot & Automation Co. Ltd., Class A	385,653	1,402,972
Spring Airlines Co. Ltd., Class A	84,527	592,516
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	559,345	968,100
TBEA Co. Ltd., Class A	913,356	1,228,610
Tian Di Science & Technology Co. Ltd., Class A	582,084	398,458
Tus-Sound Environmental Resources Co. Ltd., Class A	184,406	938,478
Weichai Power Co. Ltd., Class A	866,609	1,147,595
XCMG Construction Machinery Co. Ltd., Class A*	1,499,272	726,034
Xiamen C & D, Inc., Class A	606,017	1,080,580
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	554,669	1,353,791
Yingkou Port Liability Co. Ltd., Class A	689,600	378,264
Zhengzhou Yutong Bus Co. Ltd., Class A	468,245	1,513,775
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,561,022	984,585

		70,948,549

Information Technology - 8.3%
Aisino Corp., Class A	389,493	1,315,066
Beijing Shiji Information Technology Co. Ltd., Class A	115,512	429,200
Beijing Ultrapower Software Co. Ltd., Class A	421,864	667,729
Beijing Xinwei Technology Group Co. Ltd., Class A	412,245	1,130,021
BOE Technology Group Co. Ltd., Class A	8,417,958	3,069,929
DHC Software Co. Ltd., Class A	277,933	831,226
Dongxu Optoelectronic Technology Co. Ltd., Class A	664,700	1,442,527
East Money Information Co. Ltd., Class A	756,933	2,278,498
Focus Media Information Technology Co. Ltd., Class A	216,200	496,339
GoerTek, Inc., Class A	324,784	1,410,173
GRG Banking Equipment Co. Ltd., Class A	286,900	653,502
Guangzhou Haige Communications Group, Inc. Co., Class A	566,940	1,067,345
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	648,746	2,431,834
Hundsun Technologies, Inc., Class A	177,042	1,566,762
Iflytek Co. Ltd., Class A	320,779	1,456,071
Inspur Electronic Information Industry Co. Ltd., Class A	213,400	784,623
Jiangsu Protruly Vision Technology Group Co. Ltd., Class A*	344,600	816,865
Leshi Internet Information & Technology Corp. Beijing, Class A	349,627	2,412,662
Neusoft Corp., Class A	349,407	912,339
Ourpalm Co. Ltd., Class A	683,800	1,043,486
People.cn Co. Ltd., Class A	193,239	574,751
Sanan Optoelectronics Co. Ltd., Class A	718,172	1,255,874
Shanghai 2345 Network Holding Group Co. Ltd., Class A	268,900	467,415
Shenzhen Infogem Technologies Co. Ltd., Class A	99,600	388,834
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	177,400	837,331
Shenzhen O-film Tech Co. Ltd., Class A	255,046	1,383,747
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	421,127	552,183
Tsinghua Tongfang Co. Ltd., Class A	632,544	1,408,668
Wangsu Science & Technology Co., Ltd., Class A	167,052	1,714,301
Wonders Information Co. Ltd., Class A	255,400	901,257

Yonyou Network Technology Co. Ltd., Class A	258,399	1,011,868
Zhejiang Dahua Technology Co. Ltd., Class A	509,555	1,153,051
ZTE Corp., Class A	834,998	1,832,075

		39,697,552

Materials - 5.8%
Aluminum Corp. of China Ltd., Class A*	1,949,952	1,142,461
Angang Steel Co. Ltd., Class A*	643,262	434,568
Anhui Conch Cement Co. Ltd., Class A	708,034	1,802,189
Baoshan Iron & Steel Co. Ltd., Class A	1,576,536	1,240,135
BBMG Corp., Class A	893,528	574,260
China Hainan Rubber Industry Group Co. Ltd., Class A*	408,400	371,736
China Molybdenum Co. Ltd., Class A	1,368,588	826,392
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	771,318	1,540,181
Hesteel Co. Ltd., Class A	1,511,378	756,745
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	3,443,648	1,502,911
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	897,070	564,469
Jiangxi Copper Co. Ltd., Class A	294,034	637,671
Jinduicheng Molybdenum Co. Ltd., Class A*	343,304	406,383
Kangde Xin Composite Material Group Co. Ltd., Class A	912,593	2,463,353
Kingenta Ecological Engineering Group Co. Ltd., Class A	556,102	695,683
Luxin Venture Capital Group Co. Ltd., Class A	107,392	369,335
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	1,093,200	439,133
Qinghai Salt Lake Industry Co. Ltd., Class A	265,706	805,777
Shandong Gold Mining Co. Ltd., Class A	253,722	1,582,859
Shandong Iron and Steel Co. Ltd., Class A*	595,300	224,217
Shanxi Taigang Stainless Steel Co. Ltd., Class A*	795,600	435,219
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	544,438	883,710
Sinopec Shanghai Petrochemical Co. Ltd., Class A	771,032	707,575
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,356,820	915,865
Wanhua Chemical Group Co. Ltd., Class A	382,109	1,166,205
Wuhan Iron & Steel Co. Ltd., Class A*	1,290,800	571,929
Xinxing Ductile Iron Pipes Co. Ltd., Class A	775,100	571,132
Zhejiang Longsheng Group Co. Ltd., Class A	806,888	1,169,814
Zhongjin Gold Corp. Ltd., Class A*	609,971	1,210,706
Zijin Mining Group Co. Ltd., Class A	3,340,951	1,667,816

		27,680,429

Real Estate - 6.0%
Beijing Capital Development Co. Ltd., Class A*	362,781	682,656
China Fortune Land Development Co. Ltd., Class A	314,024	1,250,811
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	836,409	2,053,941
China Vanke Co. Ltd., Class A	2,755,201	10,266,142
Financial Street Holdings Co. Ltd., Class A	526,628	982,314
Gemdale Corp., Class A	795,131	1,427,293
Greenland Holdings Corp. Ltd., Class A	127,400	191,177
Oceanwide Holdings Co. Ltd., Class A	555,098	892,717
Poly Real Estate Group Co. Ltd., Class A	2,512,049	3,679,475
RiseSun Real Estate Development Co. Ltd., Class A	462,820	546,476
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	258,682	1,004,470
Shanghai SMI Holding Co. Ltd., Class A*	476,247	1,089,126

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	273,900	808,111
Xinhu Zhongbao Co. Ltd., Class A	1,215,946	826,908
Youngor Group Co. Ltd., Class A	540,000	1,219,522
Zhejiang China Commodities City Group Co. Ltd., Class A	963,283	1,039,496
Zhongtian Urban Development Group Co. Ltd., Class A	990,100	1,034,399

		28,995,034

Telecommunication Services - 0.6%
China United Network Communications Ltd., Class A	2,989,315	1,912,261
Dr Peng Telcom & Media Group Co. Ltd., Class A	401,939	1,233,935

		3,146,196

Utilities - 4.0%
Beijing Capital Co. Ltd., Class A	851,312	529,315
Beijing Jingneng Power Co. Ltd., Class A	496,102	324,029
CECEP Wind-Power Corp., Class A	72,800	104,238
China National Nuclear Power Co. Ltd., Class A	1,645,200	1,664,712
China Yangtze Power Co. Ltd., Class A	2,335,625	4,813,922
Datang International Power Generation Co. Ltd., Class A	1,065,965	626,134
GD Power Development Co. Ltd., Class A	4,157,500	1,882,810
Guangdong Golden Dragon Development, Inc., Class A	157,400	488,857
Guangzhou Development Group, Inc., Class A	290,300	352,318
Huadian Power International Corp. Ltd., Class A	867,859	671,909
Huaneng Power International, Inc., Class A	1,485,040	1,600,314
Hubei Energy Group Co. Ltd., Class A	687,368	491,076
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	1,031,550	488,744
SDIC Power Holdings Co. Ltd., Class A	1,211,536	1,256,689
Shanghai Electric Power Co. Ltd., Class A	281,400	490,526
Shenergy Co. Ltd., Class A	807,244	729,948
Shenzhen Energy Group Co. Ltd., Class A	421,400	436,475
Sichuan Chuantou Energy Co. Ltd., Class A	783,707	1,070,611
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,438,590	1,150,330

		19,172,957

TOTAL COMMON STOCKS
(Cost $408,154,096)		475,391,414

TOTAL INVESTMENTS - 99.0%
(Cost $408,154,096)†		$475,391,414
Other assets and liabilities, net - 1.0%		5,014,361

NET ASSETS - 100.0%		$480,405,775

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $475,208,413. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $183,001. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $76,450,561 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $76,267,560.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$460,578,222	$—	$14,813,192	$475,391,414

Total	$460,578,222	$—	$14,813,192	$475,391,414

(a)	See Schedule of Investments for additional detailed categorizations.

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2016	$19,241,343
Purchases	3,167,614
Sales	(772,438)
Realized gain (loss)	(118,111)
Change in unrealized gain (loss)	324,743
Transfers into Level 3 (b)	7,258,642
Transfer out of Level 3 (b)	(14,288,601)
Balance at August 31, 2016	14,813,192
Change in unrealized gain (loss) related to Investments still held at August 31, 2016	324,743

(b)	During the period ended August 31, 2016, the amount of transfers between Level 1 and Level 3 was $7,258,642 and between Level 3 and Level 1 was $14,288, 601. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 8/31/2016	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$4,968,882	Market Approach	Last traded price adjusted for proxy
Common Stock: Consumer Staples	645,906	Market Approach	Last traded price adjusted for proxy
Common Stock: Health Care	1,697,586	Market Approach	Last traded price adjusted for proxy
Common Stock: Industrials	2,050,441	Market Approach	Last traded price adjusted for proxy
Common Stock: Information Technology	1,619,528	Market Approach	Last traded price adjusted for proxy
Common Stock: Materials	2,251,197	Market Approach	Last traded price adjusted for proxy
Common Stock: Real Estate	1,089,126	Market Approach	Last traded price adjusted for proxy
Common Stock: Utilities	490,526	Market Approach	Last traded price adjusted for proxy

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of –1% to 12% with a weighted average range of approximately 4%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Consumer Discretionary - 16.0%
Anhui Jianghuai Automobile Co. Ltd., Class A	45,700	$79,301
Anhui Xinhua Media Co. Ltd., Class A	17,100	32,536
Anhui Zhongding Sealing Parts Co. Ltd., Class A	28,800	98,401
Beijing Dahao Technology Corp. Ltd., Class A	2,300	12,059
Beijing HualuBaina Film & TV Co. Ltd., Class A	16,700	59,655
Beiqi Foton Motor Co. Ltd., Class A	222,200	92,325
Besttone Holdings Co. Ltd., Class A	9,500	29,363
Changjiang Publishing & Media Co. Ltd., Class A	29,400	39,855
Chengdu B-Ray Media Co. Ltd., Class A	35,800	45,749
China Automotive Engineering Research Institute Co. Ltd., Class A	18,500	27,319
China CYTS Tours Holding Co. Ltd., Class A	27,700	87,770
China Shipbuilding Industry Group Power Co. Ltd., Class A*	16,800	77,539
China Television Media Ltd., Class A	6,200	21,415
Chongqing Department Store Co. Ltd., Class A	11,600	45,840
Chongqing Zongshen Power Machinery Co. Ltd., Class A	32,300	48,083
Dashang Co. Ltd., Class A	8,600	54,641
DongFeng Automobile Co. Ltd., Class A	37,400	45,166
Eastern Gold Jade Co. Ltd., Class A*	33,500	50,621
Elec-Tech International Co. Ltd., Class A*	45,600	39,598
Fangda Special Steel Technology Co. Ltd., Class A	25,000	24,325
FAWER Automotive Parts Co. Ltd., Class A	24,300	31,198
Fujian Funeng Co. Ltd., Class A	14,800	26,124
Fujian Septwolves Industry Co. Ltd., Class A	23,200	37,519
Gansu Gangtai Holding Group Co. Ltd., Class A	28,500	69,903
Global Top E-Commerce Co. Ltd., Class A	18,200	48,583
Guangdong Advertising Group Co. Ltd., Class A	44,680	99,235
Guangdong Chj Industry Co. Ltd., Class A	21,700	35,515
Guangzhou Pearl River Piano Group Co. Ltd., Class A	9,800	19,349
Guirenniao Co. Ltd., Class A	5,900	22,566
Haima Automobile Group Co. Ltd., Class A	53,900	42,052
Hang Zhou Great Star Industrial Co. Ltd., Class A	20,153	52,953
Hangzhou Robam Appliances Co. Ltd., Class A	17,397	97,715
Hefei Department Store Group Co. Ltd., Class A	27,600	36,095
Hunan Friendship & Apollo Cmmericial Co. Ltd., Class A	20,600	40,765
Jiangling Motors Corp. Ltd., Class A	9,600	40,032
Jiangsu Hongtu High Technology Co. Ltd., Class A	43,600	78,720
Jiangsu Sunshine Co. Ltd., Class A*	71,500	47,235
Jinzhou Cihang Group Co. Ltd., Class A*	21,100	49,607
Jishi Media Co. Ltd., Class A	104,700	72,923
Joyoung Co. Ltd., Class A	14,300	43,943
KingClean Electric Co. Ltd., Class A	2,000	11,509
Leo Group Co. Ltd., Class A	36,200	101,826
Lifan Industry Group Co. Ltd., Class A	29,400	45,744
Loncin Motor Co. Ltd., Class A	20,200	65,515
Luolai Lifestyle Technology Co. Ltd., Class A	13,055	27,025
Luthai Textile Co. Ltd., Class A	22,100	38,746
Meisheng Cultural & Creative Corp. Ltd., Class A*	10,500	56,183

Nanjing Central Emporium, Class A	27,100	28,191
Nanjing Xinjiekou Department Store Co. Ltd., Class A	23,600	94,034
NavInfo Co. Ltd., Class A	40,750	142,093
Ningbo Huaxiang Electronic Co. Ltd., Class A	20,300	69,966
Ningbo Joyson Electronic Corp., Class A*	16,300	81,711
Perfect World Co. Ltd./China, Class A	8,900	51,033
Rastar Group, Class A*	30,000	59,501
Shaanxi Broadcast & TV Network Intermediary Co. Ltd., Class A*	19,100	44,734
Shanghai Haixin Group Co., Class A	35,400	74,497
Shanghai Huayi Group Corp. Ltd., Class A	3,400	9,650
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	9,088	47,134
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A*	59,150	38,103
Shanghai New World Co. Ltd., Class A	21,542	44,979
Shanghai Xinhua Media Co. Ltd., Class A	24,700	31,934
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	47,800	84,160
Shenzhen Fenda Technology Co. Ltd., Class A	17,300	40,233
Shenzhen Fuanna Bedding and Furnishing Co. Ltd., Class A	20,100	27,639
Shenzhen Topway Video Communication Co. Ltd., Class A	8,850	19,405
Shijiazhuang Changshan Textile Co. Ltd., Class A	18,000	36,185
Sichuan Chengfei Integration Technology Corp., Class A	8,400	48,838
Sinomach Automobile Co. Ltd., Class A	13,650	27,318
Sou Yu Te Group Co. Ltd., Class A	20,462	40,217
Suofeiya Home Collection Co. Ltd., Class A	12,600	107,457
Time Publishing and Media Co. Ltd., Class A	9,700	28,908
Visual China Group Co. Ltd., Class A*	13,500	45,319
Wangfujing Group Co. Ltd., Class A	17,730	45,367
Weifu High-Technology Group Co. Ltd., Class A	24,000	75,006
Wenfeng Great World Chain Development Corp., Class A	60,550	47,241
Wuhan Department Store Group Co. Ltd., Class A*	13,861	40,667
Wuxi Little Swan Co. Ltd., Class A	10,405	55,441
Yantai Tayho Advanced Materials Co. Ltd., Class A*	20,000	44,540
Yihua Lifestyle Technology Co. Ltd., Class A	56,700	100,677
Yotrio Group Co. Ltd., Class A	51,040	56,070
Zhejiang Aokang Shoes Co. Ltd., Class A	7,500	23,462
Zhejiang Century Huatong Group Co. Ltd., Class A*	9,600	38,020
Zhejiang Daily Media Group Co. Ltd., Class A	28,500	66,408
Zhejiang Orient Holdings Co., Class A	14,400	77,739
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	43,300	104,712
Zhejiang Yasha Decoration Co. Ltd., Class A	31,300	53,893

		4,502,623

Consumer Staples - 4.9%
Angel Yeast Co. Ltd., Class A	19,700	52,145
Anhui Gujing Distillery Co. Ltd., Class A	5,600	36,560
Anhui Kouzi Distillery Co. Ltd., Class A	2,900	14,594
Anhui Yingjia Distillery Co. Ltd., Class A	3,600	13,097
Beijing Shunxin Agriculture Co. Ltd., Class A	18,700	60,650
Better Life Commercial Chain Share Co. Ltd., Class A	14,430	28,167

Bright Dairy & Food Co. Ltd., Class A	28,900	62,071
China Animal Husbandry Industry Co. Ltd., Class A	10,000	32,134
Chongqing Brewery Co. Ltd., Class A	11,300	27,647
Chuying Agro-pastora Group Co. Ltd., Class A	75,200	63,279
Fujian Sunner Development Co. Ltd., Class A*	21,300	90,476
Gansu Yasheng Industrial Group Co. Ltd., Class A	74,700	59,285
Guangdong Haid Group Co. Ltd., Class A	29,600	73,528
Guangzhou Zhujiang Brewery Co. Ltd., Class A	9,100	17,069
Hebei Chengde Lolo Co., Class A	27,541	46,227
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	83,020	45,166
Jonjee High-Tech Industrial And Commercial Holding Co. Ltd., Class A	26,200	55,958
Laobaixing Pharmacy Chain JSC, Class A	4,100	30,184
Muyuan Foodstuff Co. Ltd., Class A	19,800	78,364
Qinghai Huzhu Barley Wine Co. Ltd., Class A	8,400	25,424
Sanquan Food Co. Ltd., Class A	16,100	21,104
Shandong Denghai Seeds Co. Ltd., Class A*	16,850	42,536
Shanghai Feilo Acoustics Co. Ltd., Class A	33,225	60,656
Shanghai Maling Aquarius Co. Ltd., Class A*	30,800	58,832
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	12,200	39,332
V V Food & Beverage Co. Ltd., Class A	39,800	34,323
Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A	22,600	26,618
Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,600	38,284
Yuan Longping High-tech Agriculture Co. Ltd., Class A	29,900	85,044
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd., Class A	9,700	33,563
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A*	22,760	37,249

		1,389,566

Energy - 2.9%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A*	23,500	21,812
Anyuan Coal Industry Group Co. Ltd., Class A*	28,700	20,690
Changzheng Engineering Co. Ltd., Class A	5,900	27,522
Datong Coal Industry Co. Ltd., Class A*	42,100	44,235
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	64,000	36,349
Geo-Jade Petroleum Corp., Class A	53,540	63,297
Guizhou Panjiang Refined Coal Co. Ltd., Class A	31,000	40,866
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	30,700	38,085
Jizhong Energy Resources Co. Ltd., Class A	49,500	47,498
Oriental Energy Co. Ltd., Class A	40,200	78,349
PetroChina Jinhong Energy Investment Co. Ltd., Class A	15,800	38,587
Pingdingshan Tianan Coal Mining Co. Ltd., Class A*	55,285	37,514
Shanxi Guoxin Energy Corp. Ltd., Class A	14,000	24,273
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A*	57,500	71,589
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	75,000	111,985
Yang Quan Coal Industry Group Co. Ltd., Class A*	57,700	63,817
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	22,900	59,418

		825,886

Financials - 0.2%
Shaanxi International Trust Co. Ltd., Class A	59,400	56,819

Health Care - 11.6%
Beijing SL Pharmaceutical Co. Ltd., Class A	19,700	94,898
Beijing Tiantan Biological Products Corp. Ltd., Class A*	12,100	72,358
Changchun High & New Technology Industries, Inc., Class A	6,500	98,705
China National Accord Medicines Corp. Ltd., Class A	5,800	60,838
China National Medicines Corp. Ltd., Class A	13,900	69,285
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	16,900	52,716
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	24,062	96,634
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	21,200	42,364
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	32,150	50,455
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	30,300	80,520
Hainan Haiyao Co. Ltd., Class A*	41,800	88,215
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	43,050	56,043
Harbin Pharmaceutical Group Co. Ltd., Class A	71,220	93,567
HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	7,700	24,605
Humanwell Healthcare Group Co. Ltd., Class A	42,800	137,213
Hybio Pharmaceutical Co. Ltd., Class A	21,700	65,353
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	20,948	55,512
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	16,290	89,404
Jiangzhong Pharmaceutical Co. Ltd., Class A	8,406	46,787
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	15,100	38,660
Jinling Pharmaceutical Co. Ltd., Class A	14,200	30,265
Jinyu Bio-Technology Co. Ltd., Class A	27,434	123,872
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	37,200	58,436
KPC Pharmaceuticals, Inc., Class A	25,998	54,944
Livzon Pharmaceutical Group, Inc., Class A	6,140	48,115
Mayinglong Pharmaceutical Group Co. Ltd., Class A	14,500	46,703
North China Pharmaceutical Co. Ltd., Class A	38,400	37,478
Shandong Realcan Pharmaceutical Co. Ltd., Class A	10,500	52,479
Shanghai Dingli Technology Development Group Co. Ltd., Class A	28,600	39,750
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	23,280	39,840
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	19,600	66,762
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	75,450	80,179
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	21,200	53,613
Shinva Medical Instrument Co. Ltd., Class A	13,469	49,180
Sichuan Languang Development Co. Ltd., Class A	20,000	24,960
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	24,300	71,331
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	10,762	28,310
Winning Health Technology Group Co. Ltd., Class A	27,010	94,062
Xiangxue Pharmaceutical Co. Ltd., Class A	21,610	45,994
Yabao Pharmaceutical Group Co. Ltd., Class A	25,880	39,184
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	14,650	105,759

Zhejiang Conba Pharmaceutical Co. Ltd., Class A	60,340	62,589
Zhejiang Dian Diagnostics Co. Ltd., Class A	15,440	77,377
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	27,900	58,088
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	29,483	108,931
Zhejiang Medicine Co. Ltd., Class A	31,430	65,014
Zhejiang NHU Co. Ltd., Class A	25,800	89,077
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	17,800	33,894
Zhongyuan Union Cell & Gene Engineering Corp. Ltd., Class A*	14,800	77,665
Zhuhai Hokai Medical Instruments Co. Ltd., Class A	22,640	71,365

		3,249,348

Industrials - 22.3%
Anhui Heli Co. Ltd., Class A	20,280	33,979
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	74,400	47,371
AVIC Electromechanical Systems Co. Ltd., Class A	30,685	75,306
Avic Heavy Machinery Co. Ltd., Class A	21,800	52,100
Baotou Beifang Chuangye Co. Ltd., Class A*	30,900	53,019
Beibuwan Port Co. Ltd., Class A	3,600	9,583
Beijing New Building Materials PLC, Class A	39,900	60,411
Beijing Orient Landscape & Ecology Co. Ltd., Class A	60,350	133,316
Beijing Shouhang Resources Saving Co. Ltd., Class A	56,755	81,349
Beijing Sifang Automation Co. Ltd., Class A	19,600	29,002
Beijing SPC Environment Protection Tech Co. Ltd., Class A	30,400	82,695
Black Peony Group Co. Ltd., Class A	14,800	19,245
Camel Group Co. Ltd., Class A	20,000	49,891
CCS Supply Chain Management Co. Ltd., Class A	15,373	36,005
Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	57,100	37,551
Changyuan Group Ltd., Class A	50,240	111,058
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*	11,200	23,970
China Aerospace Times Electronics Co. Ltd., Class A	39,600	101,506
China CAMC Engineering Co. Ltd., Class A	21,868	68,997
China High-Speed Railway Technology Co. Ltd., Class A*	39,700	56,073
China Meheco Co. Ltd., Class A	24,200	67,710
China Railway Erju Co. Ltd., Class A	34,200	61,902
China Railway Tielong Container Logistics Co. Ltd., Class A	43,000	44,988
China Shipping Development Co. Ltd., Class A	65,100	63,245
Citic Offshore Helicopter Co. Ltd., Class A	19,901	39,828
CMST Development Co. Ltd., Class A	52,700	63,092
COSCO Shipping Co. Ltd., Class A	40,000	34,436
Dalian Port PDA Co. Ltd., Class A	150,420	56,205
Dazhong Transportation Group Co. Ltd., Class A	58,650	63,466
Dongjiang Environmental Co. Ltd., Class A	19,100	55,467
Fangda Carbon New Material Co. Ltd., Class A*	49,500	77,831
Far East Smarter Energy Co. Ltd., Class A*	32,100	44,907
Foshan Electrical and Lighting Co. Ltd., Class A	27,640	45,029
Fujian Longking Co. Ltd., Class A	41,100	79,858
Gem-Year Industrial Co. Ltd., Class A*	22,500	28,854
Guangdong Guangzhou Daily Media Co. Ltd., Class A*	22,180	26,885
Guangxi Liugong Machinery Co. Ltd., Class A	37,800	39,152
Guangzhou Baiyun International Airport Co. Ltd., Class A	21,633	44,620

Guangzhou Guangri Stock Co. Ltd., Class A	21,400	47,146
Guizhou Changzheng Tiancheng Holding Co. Ltd., Class A*	23,700	40,417
Guizhou Space Appliance Co. Ltd., Class A	12,070	43,819
Guoxuan High-Tech Co. Ltd.	12,600	68,813
Harbin Boshi Automation Co. Ltd., Class A	9,670	26,073
Henan Pinggao Electric Co. Ltd., Class A	32,700	87,094
Henan Senyuan Electric Co. Ltd., Class A*	22,200	58,232
Huadian Heavy Industries Co. Ltd., Class A	16,100	21,561
Hunan Corun New Energy Co. Ltd., Class A*	48,447	80,303
Hunan Jiangnan Red Arrow Co. Ltd., Class A*	25,947	52,587
Ingenious Ene-Carbon New Materials Co. Ltd., Class A*	54,700	76,520
Jangho Group Co. Ltd., Class A	22,400	36,995
Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd., Class A	53,000	45,628
Jiangsu Yueda Investment Co. Ltd., Class A	32,000	43,045
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	53,700	61,560
Jiangsu Zhongtian Technology Co. Ltd., Class A	87,750	160,269
Jiangsu Zongyi Co. Ltd., Class A*	36,700	65,384
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	20,900	61,476
Jinlong Machinery & Electronics Co. Ltd., Class A	16,200	43,051
Keda Clean Energy Co. Ltd., Class A	54,000	68,523
Lanzhou LS Heavy Equipment Co. Ltd., Class A	14,300	25,755
Meidu Energy Corp., Class A*	67,771	54,799
Mesnac Co. Ltd., Class A	30,800	51,881
Minmetals Development Co. Ltd., Class A*	20,600	53,450
Neway Valve Suzhou Co. Ltd., Class A	10,800	28,684
North Navigation Control Technology Co. Ltd., Class A	35,600	85,506
Orient Group, Inc., Class A*	67,884	72,443
Palm Eco-Town Development Co. Ltd., Class A*	33,050	60,265
Pubang Landscape Architecture Co. Ltd., Class A	33,319	38,206
Qingdao Hanhe Cable Co. Ltd., Class A	62,100	42,046
Qingdao TGOOD Electric Co. Ltd., Class A*	19,200	58,972
Rizhao Port Co. Ltd., Class A*	86,550	52,909
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	22,900	71,329
Shanghai Lansheng Corp., Class A	10,100	46,193
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	15,400	48,842
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A	25,999	43,522
Shanghai Zhenhua Heavy Industries Co. Ltd., Class A*	79,900	58,277
Shanghai Zhixin Electric Co. Ltd., Class A	33,460	53,010
Shantui Construction Machinery Co. Ltd., Class A*	50,300	38,793
Shenzhen Desay Battery Technology Co., Class A	6,000	35,064
Shenzhen Glory Medical Co. Ltd., Class A*	10,318	35,346
Shenzhen Grandland Group Co. Ltd., Class A	29,200	36,093
Shenzhen Hifuture Electric Co. Ltd., Class A*	37,400	83,960
Shenzhen Hongtao Decoration Co. Ltd., Class A	40,660	57,733
Shenzhen Tagen Group Co. Ltd., Class A	29,620	42,810
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	37,600	40,069
Shuangliang Eco-Energy Systems Co. Ltd., Class A	39,600	35,867

Sichuan Road & Bridge Co. Ltd., Class A	84,900	51,519
Sieyuan Electric Co. Ltd., Class A	26,480	44,446
Sinochem International Corp., Class A	49,900	71,748
Sinoma International Engineering Co., Class A	52,350	54,770
Sinotrans Air Transportation Development Co. Ltd., Class A	17,000	46,218
SPIC Yuanda Environmental-Protection Co. Ltd., Class A	19,282	38,820
Sufa Technology Industry Co. Ltd. CNNC, Class A	14,320	48,456
Sungrow Power Supply Co. Ltd., Class A*	18,500	66,140
Suzhou Anjie Technology Co. Ltd., Class A	7,500	36,162
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	15,800	40,925
Taihai Manoir Nuclear Equipment Co. Ltd., Class A	8,400	64,733
Taiyuan Heavy Industry Co. Ltd., Class A*	79,400	48,538
TangShan Port Group Co. Ltd., Class A	77,980	47,786
Tianjin Benefo Tejing Electric Co. Ltd., Class A	10,700	22,357
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	20,500	25,339
Tianjin Port Co. Ltd., Class A	40,100	60,833
Tianjin Teda Co. Ltd., Class A	50,400	42,109
Tianjin Tianhai Investment Co. Ltd., Class A*	62,600	81,119
Tianma Bearing Group Co. Ltd., Class A	27,800	29,210
Wolong Electric Group Co. Ltd., Class A	30,065	45,744
Xiamen ITG Group Corp. Ltd., Class A	55,548	79,952
Xi’an Shaangu Power Co. Ltd., Class A	28,250	29,514
Xi’An Shaangu Power Co. Ltd., Class A	5,100	5,328
Xiandai Investment Co. Ltd., Class A	35,800	41,682
Xiangtan Electric Manufacturing Co. Ltd., Class A	24,400	50,218
Xinjiang Urban Construction Group Co. Ltd., Class A	20,700	23,558
XJ Electric Co. Ltd., Class A	28,900	65,915
Zhefu Holding Group Co. Ltd., Class A	57,400	50,548
Zhejiang Dun’An Artificial Environment Co. Ltd., Class A*	25,800	42,610
Zhejiang Kaishan Compressor Co. Ltd., Class A*	16,200	38,716
Zhejiang Sanhua Co. Ltd., Class A	33,880	49,625
Zhejiang Wanma Co. Ltd., Class A	26,962	74,833
Zhejiang Weiming Environment Protection Co. Ltd., Class A	3,550	12,824
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	45,000	39,615
Zhongli Science & Technology Group Co. Ltd., Class A	15,700	39,258
Zhongshan Broad Ocean Motor Co. Ltd., Class A	12,400	20,831

		6,272,221

Information Technology - 16.1%
Accelink Technologies Co. Ltd., Class A	4,900	45,875
Addsino Co. Ltd., Class A	33,900	80,053
AVIC Jonhon OptronicTechnology Co. Ltd., Class A	14,910	92,103
Beijing Jetsen Technology Co. Ltd., Class A	36,992	69,388
Beijing Jingyuntong Technology Co. Ltd., Class A	28,300	31,300
Beijing Lanxum Technology Co. Ltd., Class A*	21,300	61,856
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	5,500	22,925
Beijing Philisense Technology Co. Ltd., Class A	26,800	51,312
Beijing Sevenstar Electronics Co. Ltd., Class A	8,700	54,093

Beijing Teamsun Technology Co. Ltd., Class A	42,960	71,079
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	40,700	98,060
Bright Oceans Inter-Telecom Corp., Class A	22,600	47,695
China Greatwall Computer Shenzhen Co. Ltd., Class A*	31,900	57,453
China National Software & Service Co. Ltd., Class A	14,600	60,053
China TransInfo Technology Co. Ltd., Class A	21,800	50,797
China Wafer Level CSP Co. Ltd., Class A	4,800	24,263
Dalian Zeus Entertainment Group Co. Ltd., Class A	4,200	47,551
Datang Telecom Technology Co. Ltd., Class A*	25,200	71,751
Dawning Information Industry Co. Ltd., Class A	15,600	82,516
Eastern Communications Co. Ltd., Class A	22,192	34,231
EGing Photovoltaic Technology Co. Ltd., Class A	38,620	49,699
Fiberhome Telecommunication Technologies Co. Ltd., Class A	25,000	94,647
Focus Technology Co. Ltd., Class A	2,200	20,459
Founder Technology Group Corp., Class A	105,000	80,665
Fujian Newland Computer Co. Ltd., Class A	31,340	92,137
Fujian Star-net Communication Co. Ltd., Class A	15,200	45,209
Glodon Co. Ltd., Class A	32,100	81,322
GreatWall Information Industry Co. Ltd., Class A	31,200	96,995
Guangdong Ellington Electronics Technology Co. Ltd., Class A	6,700	29,221
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	30,000	40,938
Guomai Technologies, Inc., Class A*	20,600	35,192
Hangzhou First Pv Material Co. Ltd., Class A	4,100	30,180
Hangzhou Shunwang Technology Co. Ltd., Class A	19,500	106,380
Hangzhou Silan Microelectronics Co. Ltd., Class A	36,280	38,554
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	19,100	44,619
Hengtong Optic-electric Co. Ltd., Class A	41,700	124,714
Holitech Technology Co. Ltd., Class A	27,200	64,477
Huagong Tech Co. Ltd., Class A	29,900	82,139
Invengo Information Technology Co. Ltd., Class A	24,800	48,594
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	49,200	131,776
Julong Co. Ltd., Class A	12,795	47,580
MLS Co. Ltd., Class A	3,200	17,081
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	130,400	72,113
Ningbo Yunsheng Group Co. Ltd., Class A	18,300	63,428
North Electro-Optic Co. Ltd., Class A	7,900	27,098
Shanghai Aerospace Automobile Electromechanical Co., Class A	41,800	69,722
Shanghai Belling Co. Ltd., Class A	25,700	62,842
Shanghai East China Computer Co. Ltd., Class A	9,780	39,423
Shengyi Technology Co. Ltd., Class A	33,700	60,392
Shenzhen Everwin Precision Technology Co. Ltd., Class A	21,580	82,248
Shenzhen Kaifa Technology Co. Ltd., Class A	34,400	56,505
Shenzhen Laibao Hi-tech Co. Ltd., Class A*	23,100	41,845
Shenzhen Tat Fook Technology Co. Ltd., Class A	12,240	51,809
Sinodata Co. Ltd., Class A	7,900	59,392
Skyworth Digital Co. Ltd., Class A	18,700	52,629
Suzhou Victory Precision Manufacture Co. Ltd., Class A	69,500	105,227

Taiji Computer Corp. Ltd., Class A	9,700	47,480
Talkweb Information System Co. Ltd., Class A	20,700	41,736
Tatwah Smartech Co. Ltd., Class A*	21,100	57,901
Telling Telecommunication Holding Co. Ltd., Class A*	27,500	49,939
Tianma Microelectronics Co. Ltd., Class A	26,700	75,742
Unigroup Guoxin Co. Ltd., Class A	17,600	101,328
United Electronics Co. Ltd., Class A	12,000	42,740
Venustech Group, Inc., Class A	25,000	81,868
Vtron Technologies Ltd., Class A	28,100	69,382
Westone Information Industry, Inc., Class A	12,200	58,077
Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,900	31,967
Wuhan Guide Infrared Co. Ltd., Class A	11,500	46,357
Wuhu Token Science Co. Ltd., Class A	38,400	88,960
WUS Printed Circuit Kunshan Co. Ltd., Class A*	46,840	37,244
Xiamen Faratronic Co. Ltd., Class A	6,400	38,435
Xi’an LONGi Silicon Materials Corp., Class A	50,600	114,576
YGSOFT, Inc., Class A	22,107	45,829
Zhejiang Crystal-Optech Co. Ltd., Class A	22,050	84,039

		4,515,205

Materials - 14.7%
Advanced Technology & Materials Co. Ltd., Class A*	24,504	48,527
Baoji Titanium Industry Co. Ltd., Class A	10,100	28,516
Befar Group Co. Ltd., Class A	39,300	30,720
Beijing Lier High-temperature Materials Co. Ltd., Class A*	28,400	22,540
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	23,908	81,544
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	28,184	180,630
China Jushi Co. Ltd., Class A	46,640	76,471
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	56,400	78,227
Chongqing Iron & Steel Co. Ltd., Class A*	82,300	33,746
Cofco Biochemical Co. Ltd., Class A*	46,285	86,058
CSG Holding Co. Ltd., Class A	44,200	80,266
Elion Clean Energy Co. Ltd., Class A	49,100	48,948
FSPG Hi-Tech Co. Ltd., Class A	37,350	52,698
Gansu Qilianshan Cement Group Co. Ltd., Class A	29,500	32,936
GEM Co. Ltd., Class A	97,502	113,668
Guangdong Guanhao High-Tech Co. Ltd., Class A	35,645	48,375
Guangdong HEC Technology Holding Co. Ltd., Class A	82,905	78,436
Guangdong Tapai Group Co. Ltd., Class A	17,100	21,929
Hengyi Petrochemical Co. Ltd., Class A*	20,200	34,841
Hongda Xingye Co. Ltd., Class A	46,078	47,107
Huapont Life Sciences Co. Ltd., Class A	68,250	98,030
Huaxin Cement Co. Ltd., Class A	22,780	25,569
Hubei Kaile Science & Technology Co. Ltd., Class A	22,700	51,808
Hubei Xingfa Chemicals Group Co. Ltd., Class A	15,100	32,161
Hunan Gold Corp. Ltd., Class A*	32,400	64,164
Inner Mongolia Xingye Mining Co. Ltd., Class A*	28,800	42,787
Jiangsu Wuzhong Industrial Co., Class A	25,400	77,787
Jiangsu Yabang Dyestuff Co. Ltd., Class A	16,100	46,779
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A*	42,500	51,198
Jilin Yatai Group Co. Ltd., Class A*	87,553	67,261

Juli Sling Co. Ltd., Class A	31,400	27,877
Kingfa Sci & Tech Co. Ltd., Class A	85,300	87,332
Lianhe Chemical Technology Co. Ltd., Class A	27,459	64,229
Luxi Chemical Group Co. Ltd., Class A*	48,900	35,155
Maanshan Iron & Steel Co. Ltd., Class A*	139,700	60,552
Nanjing Iron & Steel Co. Ltd., Class A*	98,800	38,542
Ningbo Shanshan Co. Ltd., Class A	26,300	65,803
Org Packaging Co. Ltd., Class A	67,450	99,804
Rising Nonferrous Metals Share Co. Ltd., Class A*	7,400	58,232
Shaanxi Ligeance Mineral Resources Co. Ltd., Class A	21,600	69,733
Shandong Chenming Paper Holdings Ltd., Class A	41,800	55,416
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	42,120	64,968
Shandong Jinjing Science & Technology Co. Ltd., Class A*	52,100	36,521
Shandong Nanshan Aluminum Co. Ltd., Class A	235,750	107,469
Shandong Sun Paper Industry JSC Ltd., Class A	59,400	52,381
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A*	10,700	22,085
Shantou Dongfeng Printing Co. Ltd., Class A	15,600	27,559
Shenghe Resources Holding Co. Ltd., Class A	27,200	64,843
Shenzhen Jinjia Group Co. Ltd., Class A	45,600	72,380
Sichuan Hebang Biotechnology Co. Ltd., Class A	46,200	34,663
Stanley Agricultural Group Co. Ltd., Class A	21,800	41,543
Tangshan Jidong Cement Co. Ltd., Class A*	27,500	41,760
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	43,300	52,421
Tianqi Lithium Industries, Inc., Class A	28,420	164,387
Tibet Mineral Development Co., Class A*	20,000	60,801
Tongkun Group Co. Ltd., Class A*	19,600	35,329
Western Mining Co. Ltd., Class A	91,600	102,681
Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd., Class A*	42,100	27,435
Xinjiang Tianshan Cement Co. Ltd., Class A*	29,000	28,954
Xinjiang Zhongtai Chemical Co. Ltd., Class A	50,900	70,903
Yintai Resources Co. Ltd., Class A	26,100	60,319
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A*	41,200	73,155
Yunnan Copper Co. Ltd., Class A*	40,900	65,104
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	22,700	51,672
Zhejiang Huafeng Spandex Co. Ltd., Class A	46,900	33,156
Zhejiang Juhua Co. Ltd., Class A	43,300	66,659
Zhejiang Runtu Co. Ltd., Class A	21,500	51,993
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,900	34,259
Zhongfu Straits Pingtan Development Co. Ltd., Class A*	55,800	71,474
Zhuzhou Times New Material Technology Co. Ltd., Class A	19,500	50,071
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	33,415	30,515

		4,143,862

Real Estate - 7.7%
Beijing Centergate Technologies Holding Co. Ltd., Class A*	25,500	32,396
Beijing Homyear Capital Holdings Co. Ltd., Class A	47,330	81,139
Beijing Urban Construction Investment & Development Co. Ltd., Class A	44,700	92,932
China Sports Industry Group Co. Ltd., Class A	32,301	81,203

Chongqing Dima Industry Co. Ltd., Class A	67,500	70,318
Cinda Real Estate Co. Ltd., Class A	36,100	29,838
Citychamp Dartong Co. Ltd., Class A	48,600	51,355
COFCO Property Group Co. Ltd., Class A	52,200	80,438
Deluxe Family Co. Ltd., Class A	76,200	114,915
Future Land Holdings Co. Ltd., Class A	42,700	81,754
Greattown Holdings Ltd., Class A*	52,200	82,857
Guangdong Highsun Group Co. Ltd., Class A*	52,670	41,408
Haining China Leather Market Co. Ltd., Class A	26,300	41,038
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	43,600	47,766
HNA Investment Group Co. Ltd., Class A	68,800	58,922
Huafa Industrial Co. Ltd. Zhuhai, Class A	33,800	68,957
Huayuan Property Co. Ltd., Class A	44,930	31,831
Hubei Fuxing Science And Technology Co. Ltd., Class A	26,600	50,094
Jinke Properties Group Co. Ltd., Class A	144,600	94,878
Kunwu Jiuding Investment Holdings Co. Ltd., Class A	6,100	32,184
Macrolink Culturaltainment Development Co. Ltd., Class A	27,200	38,418
Myhome Real Estate Development Group Co. Ltd., Class A	98,300	61,119
Nanjing Gaoke Co. Ltd., Class A	25,825	66,043
Rongan Property Co. Ltd., Class A	30,700	20,969
Shanghai AJ Group Co. Ltd., Class A*	55,180	94,845
Shanghai Industrial Development Co. Ltd., Class A	20,400	35,887
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	12,200	37,508
Shanghai Shimao Co. Ltd., Class A	37,580	45,383
Shenzhen Huaqiang Industry Co. Ltd., Class A	10,800	40,758
Shenzhen World Union Properties Consultancy, Inc., Class A	40,610	52,199
Shenzhen Zhenye Group Co. Ltd., Class A	45,600	57,932
Shunfa Hengye Corp., Class A	34,242	29,121
Sunshine City Group Co. Ltd., Class A	77,750	75,297
Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	33,600	49,014
Tianjin Jinbin Development Co. Ltd., Class A*	62,700	43,670
Tibet Urban Development and Investment Co. Ltd., Class A	17,800	44,837
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A	34,940	35,198
Zhonghong Holding Co. Ltd., Class A	170,380	72,067

		2,166,488

Utilities - 2.8%
An Hui Wenergy Co. Ltd., Class A	51,730	61,467
Beijing Water Business Doctor Co. Ltd., Class A	28,700	79,143
Chengdu Xingrong Environment Co. Ltd., Class A	85,900	76,134
Chongqing Gas Group Corp. Ltd., Class A	8,200	14,303
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	62,600	81,587
Guangxi Guiguan Electric Power Co. Ltd., Class A	35,500	38,627
Harbin Hatou Investment Co. Ltd., Class A*	16,700	29,977
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*	68,300	60,943
Jointo Energy Investment Co. Ltd. Hebei, Class A	33,700	47,397
Kaidi Ecological and Environmental Technology Co. Ltd., Class A*	35,400	47,883

Shaan Xi Provincial Natural Gas Co. Ltd., Class A	20,700	32,671
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	94,550	90,725
Xinjiang Tianfu Energy Co. Ltd., Class A	29,559	32,649
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A	22,200	40,680
Zhongshan Public Utilities Group Co. Ltd., Class A	34,560	55,942

		790,128

TOTAL COMMON STOCKS
(Cost $26,019,039)		27,912,146

TOTAL INVESTMENTS - 99.2%
(Cost $26,019,039)†		$27,912,146
Other assets and liabilities, net - 0.8%		221,318

NET ASSETS - 100.0%		$28,133,464

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $28,692,261. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $780,115. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,518,299 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,298,414.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$26,801,961	$—	$1,110,185	$27,912,146

TOTAL	$26,801,961	$—	$1,110,185	$27,912,146

(a)	See Schedule of Investments for additional detailed categorizations.

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2016	$1,889,269
Purchases	368,772
Sales	(322,118)
Realized gain (loss)	396
Change in unrealized gain (loss)	27,852
Transfers into Level 3 (b)	305,238
Transfer out of Level 3 (b)	(1,159,224)
Balance at August 31, 2016	1,110,185
Change in unrealized gain (loss) related to investments still held at August 31, 2016	72,558

(b)	During the period ended August 31, 2016, the amount of transfers between Level 1 and Level 3 was $305,238 and between Level 3 and Level 1 was $1,159,224. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 8/31/2016	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$265,049	Market Approach	Last traded price adjusted for proxy
Common Stock: Consumer Staples	90,840	Market Approach	Last traded price adjusted for proxy
Common Stock: Energy	20,690	Market Approach	Last traded price adjusted for proxy
Common Stock: Health Care	176,963	Market Approach	Last traded price adjusted for proxy
Common Stock: Industrials	222,385	Market Approach	Last traded price adjusted for proxy
Common Stock: Information Technology	120,059	Market Approach	Last traded price adjusted for proxy
Common Stock: Materials	94,065	Market Approach	Last traded price adjusted for proxy
Common Stock: Real Estate	120,134	Market Approach	Last traded price adjusted for proxy

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -2% to 15% with a weighted average range of approximately 3%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All China Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 56.7%
Consumer Discretionary - 4.9%
Alibaba Pictures Group Ltd.*(a)	28,902	$5,962
ANTA Sports Products Ltd.	2,388	6,465
Belle International Holdings Ltd.	14,994	9,742
Brilliance China Automotive Holdings Ltd. (a)	7,507	8,584
BYD Co. Ltd., Class H*	1,951	13,582
China Travel International Investment Hong Kong Ltd.	7,372	2,167
Ctrip.com International, Ltd., ADR*	812	38,448
Dongfeng Motor Group Co. Ltd., Class H	6,551	7,001
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,103	2,901
Geely Automobile Holdings Ltd.	12,515	10,036
GOME Electrical Appliances Holding Ltd.	33,908	4,022
Great Wall Motor Co. Ltd., Class H	7,412	7,195
Guangzhou Automobile Group Co. Ltd., Class H	5,062	6,970
Haier Electronics Group Co. Ltd.	3,019	5,052
Intime Retail Group Co. Ltd.	4,021	3,266
JD.com, Inc., ADR*	1,611	40,936
Minth Group Ltd.	1,647	6,232
New Oriental Education & Technology Group, Inc., ADR	315	12,436
Qunar Cayman Islands Ltd., ADR*	95	2,823
Shenzhou International Group Holdings Ltd.	1,334	8,762
Skyworth Digital Holdings Ltd.	4,178	3,097
TAL Education Group, ADR*(a)	100	5,976
Vipshop Holdings Ltd., ADR*	935	13,240

		224,895

Consumer Staples - 1.5%
China Agri-Industries Holdings Ltd.*	5,742	2,028
China Huishan Dairy Holdings Co. Ltd. (a)	10,397	3,994
China Mengniu Dairy Co. Ltd. (a)	6,635	12,591
China Resources Beer Holdings Co. Ltd.	3,893	8,984
Hengan International Group Co. Ltd.	1,814	15,353
Sun Art Retail Group Ltd.	6,241	4,015
Tingyi Cayman Islands Holding Corp.	5,207	4,820
Tsingtao Brewery Co. Ltd., Class H	1,163	3,898
Uni-President China Holdings Ltd.	3,597	2,565
Want Want China Holdings Ltd.	14,712	9,692

		67,940

Energy - 3.5%
China Coal Energy Co. Ltd., Class H*	5,522	2,641
China Oilfield Services Ltd., Class H	5,178	4,066
China Petroleum & Chemical Corp., Class H	62,911	45,662
China Shenhua Energy Co. Ltd., Class H	8,512	15,297
CNOOC Ltd.	42,021	51,627
Kunlun Energy Co. Ltd.	8,167	6,012
PetroChina Co. Ltd., Class H	51,951	34,693
Yanzhou Coal Mining Co. Ltd., Class H	4,535	2,596

		162,594

Financials - 13.3%
Agricultural Bank of China Ltd., Class H	60,421	24,848
Bank of China Ltd., Class H	190,797	85,846
Bank of Communications Co. Ltd., Class H	12,388	9,566
China Cinda Asset Management Co. Ltd., Class H	18,639	6,320
China CITIC Bank Corp. Ltd., Class H	19,810	13,076
China Construction Bank Corp., Class H	192,642	144,045
China Everbright Bank Co. Ltd., Class H	13,264	6,276
China Everbright Ltd.	2,011	4,174

China Galaxy Securities Co. Ltd., Class H	6,923	6,489
China Huarong Asset Management Co. Ltd., 144A*	11,785	4,664
China International Capital Corp. Ltd., Class H, 144A*	1,647	2,433
China Life Insurance Co. Ltd., Class H	17,532	41,905
China Merchants Bank Co. Ltd., Class H	9,645	23,476
China Minsheng Banking Corp. Ltd., Class H	333	358
China Pacific Insurance Group Co. Ltd., Class H	6,497	22,866
China Taiping Insurance Holdings Co. Ltd.*	3,862	7,747
Chongqing Rural Commercial Bank Co. Ltd., Class H	4,122	2,391
CITIC Securities Co. Ltd., Class H	2,959	6,615
Far East Horizon Ltd.	4,072	3,806
GF Securities Co. Ltd., Class H	3,445	7,506
Haitong Securities Co. Ltd., Class H	3,428	5,966
Huatai Securities Co. Ltd., Class H, 144A	3,145	6,658
Industrial & Commercial Bank of China Ltd., Class H	176,782	112,358
New China Life Insurance Co. Ltd., Class H	1,981	8,058
People’s Insurance Co. Group of China Ltd., Class H	16,211	6,521
PICC Property & Casualty Co. Ltd., Class H	10,716	17,711
Ping An Insurance Group Co. of China Ltd., Class H	6,554	33,924

		615,603

Health Care - 1.3%
3SBio, Inc., 144A*	2,637	2,693
Alibaba Health Information Technology Ltd.*	8,456	5,265
China Medical System Holdings Ltd.	2,703	4,530
China Traditional Chinese Medicine Holdings Co. Ltd.*	4,690	2,394
CSPC Pharmaceutical Group Ltd.	9,599	9,318
Luye Pharma Group Ltd.*	3,353	2,131
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,810	3,113
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	814	2,361
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,470	4,037
Sihuan Pharmaceutical Holdings Group Ltd.	11,029	2,488
Sino Biopharmaceutical Ltd.	10,112	6,492
Sinopharm Group Co. Ltd., Class H	2,775	14,221
Tong Ren Tang Technologies Co. Ltd., Class H	1,340	2,374

		61,417

Industrials - 3.8%
Air China Ltd., Class H	3,389	2,508
AviChina Industry & Technology Co. Ltd., Class H	5,346	3,929
Beijing Capital International Airport Co. Ltd., Class H	3,730	4,208
Beijing Enterprises Holdings Ltd.	1,255	7,200
CAR, Inc.*	2,337	2,214
China Communications Construction Co. Ltd., Class H	10,336	11,273
China Conch Venture Holdings Ltd.	3,422	6,582
China COSCO Holdings Co. Ltd., Class H*	8,120	2,701
China Eastern Airlines Corp. Ltd., Class H*	5,143	2,672
China Everbright International Ltd.	6,212	7,944
China International Marine Containers Group Co. Ltd., Class H	1,845	2,243
China Merchants Port Holdings Co. Ltd.	3,264	9,300

China Railway Construction Corp. Ltd., Class H	5,409	6,618
China Railway Group Ltd., Class H	12,815	9,500
China Shipping Container Lines Co. Ltd., Class H*	13,964	2,916
China Shipping Development Co. Ltd., Class H	2,916	1,549
China Southern Airlines Co. Ltd., Class H	4,573	2,712
China State Construction International Holdings Ltd.	4,419	5,275
CITIC Ltd.	10,805	17,022
COSCO SHIPPING Ports Ltd.	3,284	3,556
CRRC Corp. Ltd., Class H	14,113	12,627
Fosun International Ltd.	6,371	8,821
Haitian International Holdings Ltd.	1,710	3,443
Jiangsu Expressway Co. Ltd., Class H	3,243	4,557
Metallurgical Corp. of China Ltd., Class H	11,987	3,879
Shanghai Electric Group Co. Ltd., Class H*(a)	8,771	3,871
Shanghai Industrial Holdings Ltd.	1,033	2,690
Shenzhen International Holdings Ltd.	2,715	4,361
Sinopec Engineering Group Co. Ltd., Class H	3,182	2,638
Sinotrans Ltd., Class H	5,514	2,730
Weichai Power Co. Ltd., Class H	2,009	2,536
Xinjiang Goldwind Science & Technology Co. Ltd., Class H (a)	953	1,383
Zhejiang Expressway Co. Ltd., Class H	3,449	3,846
Zhuzhou CRRC Times Electric Co. Ltd.	1,354	7,201

		176,505

Information Technology - 18.2%
58.com, Inc., ADR*(a)	175	7,962
AAC Technologies Holdings, Inc.	1,751	19,967
Alibaba Group Holding Ltd., ADR*	2,617	254,346
Autohome, Inc., ADR*	107	2,618
Baidu, Inc., ADR*	635	108,629
Bitauto Holdings Ltd., ADR*	58	1,464
GCL-Poly Energy Holdings Ltd. (a)	31,907	4,525
Hanergy Thin Film Power Group Ltd.*	56,247	0
Kingboard Chemical Holdings Ltd.	1,540	4,010
Kingsoft Corp. Ltd. (a)	1,875	3,834
Lenovo Group Ltd. (a)	17,830	12,022
NetEase, Inc., ADR	183	38,791
Semiconductor Manufacturing International Corp.*	66,859	7,327
SINA Corp.*	129	9,869
SouFun Holdings Ltd., ADR*(a)	731	3,290
Sunny Optical Technology Group Co. Ltd.	1,670	8,924
Tencent Holdings Ltd.	13,159	342,345
TravelSky Technology Ltd., Class H	2,227	4,846
Xinyi Solar Holdings Ltd.*	6,704	2,757
YY, Inc., ADR*(a)	69	3,550
ZTE Corp., Class H	1,430	1,932

		843,008

Materials - 1.1%
Aluminum Corp. of China Ltd., Class H*	13,787	5,172
Anhui Conch Cement Co. Ltd., Class H	3,096	8,701
BBMG Corp., Class H	7,014	2,731
China Hongqiao Group Ltd.	4,321	3,710
China National Building Material Co. Ltd., Class H	6,253	2,822
China Resources Cement Holdings Ltd.	4,945	1,938
China Zhongwang Holdings Ltd.	6,112	2,931
Jiangxi Copper Co. Ltd., Class H	6,104	7,051
Lee & Man Paper Manufacturing Ltd.	3,160	2,550

Nine Dragons Paper Holdings Ltd.	3,813	3,063
Sinopec Shanghai Petrochemical Co. Ltd., Class H	9,501	4,912
Zijin Mining Group Co. Ltd., Class H	17,318	5,760

		51,341

Real Estate - 2.5%
Agile Group Holdings Ltd.	2,686	1,527
China Evergrande Group	9,623	6,650
China Jinmao Holdings Group Ltd.	8,392	2,618
China Overseas Land & Investment Ltd.	9,349	30,915
China Resources Land Ltd.	6,615	18,634
China Vanke Co. Ltd., Class H	567	1,455
Country Garden Holdings Co. Ltd.	13,835	7,027
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A	1,435	9,750
Fullshare Holdings Ltd.	11,108	5,657
Guangzhou R&F Properties Co. Ltd., Class H	1,818	3,070
KWG Property Holding Ltd.	2,185	1,468
Longfor Properties Co. Ltd.	3,688	5,943
Shenzhen Investment Ltd.	6,959	3,337
Shimao Property Holdings Ltd.	2,770	3,857
Shui On Land Ltd.	8,044	2,281
Sino-Ocean Group Holding Ltd.	7,682	3,565
SOHO China Ltd.	5,263	3,142
Sunac China Holdings Ltd.	4,086	2,839
Yuexiu Property Co. Ltd.	16,255	2,473

		116,208

Telecommunication Services - 4.7%
China Communications Services Corp. Ltd., Class H	4,941	2,905
China Mobile Ltd.	14,414	178,020
China Telecom Corp. Ltd., Class H	33,075	17,099
China Unicom Hong Kong Ltd.	14,564	16,504

		214,528

Utilities - 1.9%
Beijing Enterprises Water Group Ltd.	10,713	7,472
CGN Power Co. Ltd., Class H, 144A	27,464	7,967
China Gas Holdings Ltd.	4,279	7,271
China Longyuan Power Group Corp. Ltd., Class H	7,712	6,482
China Power International Development Ltd.	8,056	3,043
China Resources Gas Group Ltd.	2,202	7,381
China Resources Power Holdings Co. Ltd.	4,759	8,221
Datang International Power Generation Co. Ltd., Class H	10,591	2,772
ENN Energy Holdings Ltd.	1,850	10,363
Guangdong Investment Ltd.	7,420	11,479
Huadian Fuxin Energy Corp. Ltd., Class H	6,031	1,555
Huadian Power International Corp. Ltd., Class H	6,756	3,022
Huaneng Power International, Inc., Class H	10,138	6,169
Huaneng Renewables Corp. Ltd., Class H	9,510	3,531
Towngas China Co. Ltd.*	3,454	1,990

		88,718

TOTAL COMMON STOCKS
(Cost $3,022,198)		2,622,757

EXCHANGE-TRADED FUNDS - 43.3%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (a)(b)	65,192	1,639,579
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (b)	10,437	367,069

TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,343,497)		2,006,648

SECURITIES LENDING COLLATERAL - 34.6%
Daily Assets Fund “Capital Shares”, 0.48% (c)(d)
(Cost $1,603,090)	1,603,090	1,603,090

TOTAL INVESTMENTS - 134.6%
(Cost $7,968,785)†	$6,232,495
Other assets and liabilities, net - (34.6%)	(1,601,532)

NET ASSETS - 100.0%	$4,630,963

*	Non-income producing security.
†	The cost for federal income tax purposes was $8,183,799. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $1,951,304. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $155,298 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,106,602.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $1,563,883, which is 33.8% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions with affiliated funds during the period ended August 31, 2016 is as follows:

	Value ($) at 5/31/2016	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 8/31/16
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	2,608,494	38,182	(1,062,524)	(404,823)	—	—	1,639,579
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	519,514	49,624	(229,812)	(2,936)	—	—	367,069

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,618,886	$—	$3,871	$2,622,757
Exchange-Traded Funds	2,006,648	—	—	2,006,648
Short-Term Investments	1,603,090	—	—	1,603,090

TOTAL	$6,228,624	$—	$3,871	$6,232,495

(e)	See Schedule of Investments for additional detailed categorizations.

During the period ended August 31, 2016, the amount of transfers between Level 1 and Level 3 was $3,771. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.4%
Australia - 5.3%
AGL Energy Ltd.	1,950	$27,186
Alumina Ltd. (a)	10,527	10,522
Amcor Ltd.	5,317	63,936
AMP Ltd.	12,464	49,272
APA Group (b)	6,031	41,881
Aristocrat Leisure Ltd.	2,458	27,894
ASX Ltd.	979	37,635
Aurizon Holdings Ltd.	8,945	29,512
AusNet Services	18,311	23,670
Australia & New Zealand Banking Group Ltd.	10,209	206,393
Bank of Queensland Ltd.	1,607	12,742
Bendigo & Adelaide Bank Ltd.	1,537	12,683
BHP Billiton Ltd.	12,484	191,682
BHP Billiton PLC	8,265	107,435
Boral Ltd.	3,425	17,015
Brambles Ltd.	7,717	71,453
Caltex Australia Ltd.	1,143	29,164
Challenger Ltd.	2,791	19,277
CIMIC Group Ltd.	503	11,193
Coca-Cola Amatil Ltd.	2,832	20,816
Cochlear Ltd.	309	32,721
Commonwealth Bank of Australia	6,423	346,643
Computershare Ltd.	2,587	19,209
Crown Resorts Ltd.	1,559	15,384
CSL Ltd.	1,971	160,130
Dexus Property Group REIT	5,087	37,161
Domino’s Pizza Enterprises Ltd.	280	15,928
DUET Group (b)	7,314	14,457
Flight Centre Travel Group Ltd. (a)	257	7,118
Fortescue Metals Group Ltd.	7,143	26,305
Goodman Group REIT	9,352	53,346
GPT Group REIT	9,224	36,949
Harvey Norman Holdings Ltd.	4,545	18,377
Healthscope Ltd.	4,235	9,739
Incitec Pivot Ltd.	6,919	14,820
Insurance Australia Group Ltd.	8,797	36,759
LendLease Group (b)	2,600	27,005
Macquarie Group Ltd.	1,550	94,008
Medibank Pvt Ltd.	11,086	22,412
Mirvac Group REIT	19,531	34,054
National Australia Bank Ltd.	9,224	189,530
Newcrest Mining Ltd.*	3,299	55,017
Oil Search Ltd.	4,503	22,742
Orica Ltd.	1,746	19,368
Origin Energy Ltd.	6,339	25,059
Platinum Asset Management Ltd.	2,761	11,164
Qantas Airways Ltd.*	1,547	3,767
QBE Insurance Group Ltd.	4,032	30,060
Ramsay Health Care Ltd.	724	45,146
REA Group Ltd.	178	7,841
Santos Ltd.	7,289	24,323
Scentre Group REIT	22,979	85,831
SEEK Ltd.	1,671	20,181
Sonic Healthcare Ltd.	2,104	36,369
South32 Ltd.*	21,539	31,080
Stockland REIT	11,745	42,811
Suncorp Group Ltd.	3,064	29,268
Sydney Airport (b)	7,622	41,702
Tabcorp Holdings Ltd.	4,922	18,385
Tatts Group Ltd.	7,218	20,668
Telstra Corp. Ltd.	16,572	65,512
TPG Telecom Ltd.	2,006	18,378
Transurban Group (b)	9,830	84,664
Treasury Wine Estates Ltd.	3,750	31,650
Vicinity Centres REIT	13,835	34,416
Vocus Communications Ltd.	1,586	9,166
Wesfarmers Ltd.	4,441	141,650
Westfield Corp. REIT	9,873	75,833
Westpac Banking Corp.	12,535	277,534
Woodside Petroleum Ltd.	2,560	55,083
Woolworths Ltd.	5,029	89,613

		3,677,697

Austria - 0.1%
ANDRITZ AG (a)	357	18,216
Erste Group Bank AG*	1,007	28,289
OMV AG	574	16,084
Raiffeisen Bank International AG*	375	5,329

voestalpine AG	356	11,782

		79,700

Belgium - 0.9%
Ageas	771	26,635
Anheuser-Busch InBev SA/NV	3,274	405,552
Groupe Bruxelles Lambert SA	315	27,642
KBC Group NV*	1,001	59,256
Proximus SADP	744	22,764
Solvay SA	278	30,516
Telenet Group Holding NV*	239	11,209
UCB SA	505	41,465
Umicore SA	410	24,211

		649,250

Brazil - 1.1%
AES Tiete Energia SA	857	4,432
Ambev SA	16,545	98,321
Banco Bradesco SA	3,218	28,999
Banco do Brasil SA	3,580	25,731
Banco Santander Brasil SA	1,796	12,614
BB Seguridade Participacoes SA	3,062	27,641
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	7,002	38,835
BR Malls Participacoes SA*	2,540	9,706
BRF SA	2,715	45,275
CCR SA	2,514	13,282
CETIP SA - Mercados Organizados	1,285	17,390
Cia de Saneamento Basico do Estado de Sao Paulo	1,507	13,716
Cia Siderurgica Nacional SA*	2,532	6,743
Cielo SA	4,007	41,681
Cosan SA Industria e Comercio	518	6,035
Duratex SA	1,530	4,117
Embraer SA	1,908	8,467
Equatorial Energia SA	681	10,665
Fibria Celulose SA	1,736	11,832
Hypermarcas SA	1,507	12,180
JBS SA	3,473	13,444
Klabin SA	2,906	15,299
Kroton Educacional SA	5,374	22,966
Localiza Rent a Car SA	587	7,328
Lojas Americanas SA	2,330	10,080
Lojas Renner SA	3,266	25,922
M Dias Branco SA	19	712
Natura Cosmeticos SA	892	8,607
Odontoprev SA	3,543	13,989
Petroleo Brasileiro SA*	12,182	55,606
Porto Seguro SA	646	5,511
Qualicorp SA	1,636	11,490
Raia Drogasil SA	1,025	18,943
Rumo Logistica Operadora Multimodal SA*	4,028	8,981
Sul America SA	949	4,799
TIM Participacoes SA	3,159	8,129
TOTVS SA	1,049	9,745
Ultrapar Participacoes SA	2,241	51,653
Vale SA	5,468	28,685
WEG SA	1,957	10,018

		769,569

Canada - 6.5%
Agnico Eagle Mines Ltd.	832	42,171
Agrium, Inc.	458	44,131
Alimentation Couche-Tard, Inc., Class B	1,899	97,933
AltaGas Ltd.	450	11,646
ARC Resources Ltd.	1,507	26,293
Bank of Montreal	2,699	179,014
Bank of Nova Scotia	4,895	260,576
Barrick Gold Corp.	4,693	79,767
BCE, Inc.	740	34,574
BlackBerry Ltd.*	2,178	16,525
Bombardier, Inc., Class B*	8,100	13,280
Brookfield Asset Management, Inc., Class A	3,252	109,731
CAE, Inc.	1,803	25,710
Cameco Corp.	1,321	12,189
Canadian Imperial Bank of Commerce	1,767	140,266
Canadian National Railway Co.	3,180	204,345
Canadian Natural Resources Ltd.	4,284	133,054
Canadian Pacific Railway Ltd.	578	88,525
Canadian Tire Corp. Ltd., Class A	175	17,926

Canadian Utilities Ltd., Class A	888	25,460
CCL Industries, Inc., Class B	50	9,541
Cenovus Energy, Inc.	3,050	44,073
CGI Group, Inc., Class A*	1,064	51,788
CI Financial Corp.	1,047	20,494
Constellation Software, Inc.	114	49,740
Crescent Point Energy Corp.	1,969	29,729
Dollarama, Inc.	558	41,231
Eldorado Gold Corp.*	2,920	9,352
Element Financial Corp.	870	9,056
Empire Co. Ltd., Class A	500	8,224
Enbridge, Inc.	3,545	139,810
Encana Corp.	3,354	32,021
Fairfax Financial Holdings Ltd.	100	56,598
Finning International, Inc.	796	14,118
First Capital Realty, Inc.	1,283	21,709
First Quantum Minerals Ltd. (a)	1,966	14,902
Fortis, Inc.	1,410	44,351
Franco-Nevada Corp.	650	45,417
George Weston Ltd.	100	8,609
Gildan Activewear, Inc.	723	21,286
Goldcorp, Inc.	3,387	51,551
Great-West Lifeco, Inc.	1,507	35,991
H&R Real Estate Investment Trust REIT	794	14,119
Husky Energy, Inc.*	1,345	16,533
Hydro One Ltd., 144A	600	11,996
Imperial Oil Ltd.	1,084	33,072
Industrial Alliance Insurance & Financial Services, Inc.	200	7,128
Intact Financial Corp.	300	21,774
Inter Pipeline Ltd.	1,366	29,707
Keyera Corp.	525	16,210
Kinross Gold Corp.*	5,303	21,189
Linamar Corp.	175	7,222
Loblaw Cos. Ltd.	787	42,819
Magna International, Inc.	1,380	55,573
Manulife Financial Corp.	7,523	102,628
Methanex Corp.	275	7,987
Metro, Inc.	450	15,284
National Bank of Canada	800	28,117
Onex Corp.	300	18,322
Open Text Corp.	391	24,592
Pembina Pipeline Corp.	1,450	43,630
Peyto Exploration & Development Corp.	640	18,394
Potash Corp. of Saskatchewan, Inc.	3,419	61,946
Power Corp. of Canada	1,507	31,855
Power Financial Corp.	1,507	34,716
PrairieSky Royalty Ltd. (a)	783	15,345
Restaurant Brands International, Inc.	978	46,663
Rogers Communications, Inc., Class B	1,507	64,536
Royal Bank of Canada	6,365	395,713
Saputo, Inc.	680	22,608
Seven Generations Energy Ltd., Class A*	788	18,147
Shaw Communications, Inc., Class B	1,386	27,722
Silver Wheaton Corp.	1,682	42,634
SNC-Lavalin Group, Inc.	649	27,664
Sun Life Financial, Inc.	2,706	85,385
Suncor Energy, Inc.	6,362	172,512
Teck Resources Ltd., Class B	2,177	35,276
TELUS Corp.	916	30,049
Toronto-Dominion Bank	7,377	329,192
Tourmaline Oil Corp.*	788	22,161
TransCanada Corp.	2,743	124,391
Turquoise Hill Resources Ltd.*	8,660	26,679
Veresen, Inc.	1,047	10,315
Vermilion Energy, Inc.	403	14,563
West Fraser Timber Co. Ltd.	228	7,676
Yamana Gold, Inc.	3,764	15,241

		4,521,992

Chile - 0.3%
Aguas Andinas SA, Class A	5,909	3,541
Antofagasta PLC (a)	1,625	10,556
Banco de Chile	413,155	45,741
Banco de Credito e Inversiones	248	10,956
Banco Santander Chile	614,086	32,288
Cencosud SA	6,864	20,145
Cia Cervecerias Unidas SA	1,143	12,083
Colbun SA	26,289	5,517
Empresa Nacional de Electricidad SA	9,996	7,462

Empresas CMPC SA	5,757	11,448
Empresas COPEC SA	2,609	22,857
Endesa Americas SA	9,996	4,465
Enersis Americas SA	66,511	11,022
Enersis Chile SA	66,511	7,117
Itau CorpBanca	1,089,169	9,373
Latam Airlines Group SA*	842	6,696

		221,267

China - 4.9%
3SBio, Inc., 144A*	5,800	5,921
58.com, Inc., ADR*(a)	165	7,507
AAC Technologies Holdings, Inc.	3,546	40,431
Agricultural Bank of China Ltd., Class H	100,326	41,255
Air China Ltd., Class H	11,192	8,281
Alibaba Group Holding Ltd., ADR*	3,052	296,624
Aluminum Corp. of China Ltd., Class H*	24,405	9,155
Anhui Conch Cement Co. Ltd., Class H	7,018	19,722
ANTA Sports Products Ltd.	5,520	14,943
AviChina Industry & Technology Co. Ltd., Class H	10,700	7,862
Baidu, Inc., ADR*	836	143,015
Bank of China Ltd., Class H	326,843	147,042
Bank of Communications Co. Ltd., Class H	44,895	34,666
Beijing Capital International Airport Co. Ltd., Class H	14,415	16,259
Belle International Holdings Ltd.	25,286	16,428
BYD Co. Ltd., Class H*	2,523	17,563
CGN Power Co. Ltd., Class H, 144A	34,098	9,890
China Cinda Asset Management Co. Ltd., Class H	32,291	10,947
China CITIC Bank Corp. Ltd., Class H	37,959	25,053
China Communications Construction Co. Ltd., Class H	19,810	21,604
China Communications Services Corp. Ltd., Class H	26,709	15,700
China Conch Venture Holdings Ltd.	4,723	9,084
China Construction Bank Corp., Class H	287,886	215,240
China Everbright Bank Co. Ltd., Class H	22,867	10,818
China Evergrande Group	12,884	8,902
China Galaxy Securities Co. Ltd., Class H	14,665	13,743
China Huishan Dairy Holdings Co. Ltd. (a)	32,065	12,318
China Life Insurance Co. Ltd., Class H	22,720	54,299
China Longyuan Power Group Corp. Ltd., Class H	13,362	11,230
China Medical System Holdings Ltd.	7,541	12,637
China Mengniu Dairy Co. Ltd. (a)	13,805	26,195
China Merchants Bank Co. Ltd., Class H	18,836	45,842
China Minsheng Banking Corp. Ltd., Class H	28,148	30,261
China Pacific Insurance Group Co. Ltd., Class H	11,361	39,981
China Petroleum & Chemical Corp., Class H	102,077	74,082
China Railway Construction Corp. Ltd., Class H	8,738	10,689
China Railway Group Ltd., Class H	11,009	8,160
China Shenhua Energy Co. Ltd., Class H	11,959	21,490
China Southern Airlines Co. Ltd., Class H	6,785	4,023
China Telecom Corp. Ltd., Class H	57,861	29,909
China Vanke Co. Ltd., Class H	6,597	16,923
Chongqing Rural Commercial Bank Co. Ltd., Class H	13,497	7,829
CITIC Securities Co. Ltd., Class H	6,216	13,894
CNOOC Ltd.	64,579	79,334
Country Garden Holdings Co. Ltd.	30,728	15,607
CRRC Corp. Ltd., Class H	28,356	25,368

CSPC Pharmaceutical Group Ltd.	21,474	20,844
Ctrip.com International, Ltd., ADR*	818	38,732
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A	696	4,728
Dongfeng Motor Group Co. Ltd., Class H	11,316	12,093
ENN Energy Holdings Ltd.	3,090	17,307
Fosun International Ltd.	12,313	17,047
Geely Automobile Holdings Ltd.	22,254	17,843
GF Securities Co. Ltd., Class H	3,590	7,821
GOME Electrical Appliances Holding Ltd. (a)	50,217	5,955
Great Wall Motor Co. Ltd., Class H	11,233	10,904
Guangzhou Automobile Group Co. Ltd., Class H	17,402	23,958
Guangzhou R&F Properties Co. Ltd., Class H	8,294	14,006
Haitian International Holdings Ltd.	2,396	4,824
Haitong Securities Co. Ltd., Class H (a)	9,647	16,788
Hengan International Group Co. Ltd.	3,991	33,775
Huadian Power International Corp. Ltd., Class H	14,375	6,430
Huaneng Power International, Inc., Class H	26,722	16,259
Huaneng Renewables Corp. Ltd., Class H	15,223	5,652
Huatai Securities Co. Ltd., Class H, 144A	4,488	9,500
Industrial & Commercial Bank of China Ltd., Class H	272,977	173,480
JD.com, Inc., ADR*	1,535	39,004
Jiangsu Expressway Co. Ltd., Class H	7,565	10,629
Jiangxi Copper Co. Ltd., Class H	4,893	5,651
Kingsoft Corp. Ltd. (a)	2,689	5,498
Lenovo Group Ltd. (a)	30,412	20,503
Longfor Properties Co. Ltd.	9,946	16,026
Luye Pharma Group Ltd.*	9,290	5,904
NetEase, Inc., ADR	193	40,910
New China Life Insurance Co. Ltd., Class H	2,806	11,412
New Oriental Education & Technology Group, Inc., ADR	464	18,319
People’s Insurance Co. Group of China Ltd., Class H	26,709	10,742
PetroChina Co. Ltd., Class H	77,816	51,961
PICC Property & Casualty Co. Ltd., Class H	18,713	30,925
Ping An Insurance Group Co. of China Ltd., Class H	18,647	96,509
Qunar Cayman Islands Ltd., ADR*(a)	169	5,023
Semiconductor Manufacturing International Corp.*	103,593	11,351
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	16,462	10,653
Shanghai Electric Group Co. Ltd., Class H*(a)	11,857	5,233
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,776	8,052
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,157	11,414
Shenzhou International Group Holdings Ltd.	3,007	19,749
Sino-Ocean Group Holding Ltd.	10,593	4,916
Sinopec Engineering Group Co. Ltd., Class H	14,145	11,724
Sinopec Shanghai Petrochemical Co. Ltd., Class H	22,459	11,609
Sinopharm Group Co. Ltd., Class H	5,718	29,299
SOHO China Ltd.	16,560	9,884
SouFun Holdings Ltd., ADR*(a)	1,189	5,351
TAL Education Group, ADR*	201	12,012
Tencent Holdings Ltd.	23,088	600,597
Tingyi Cayman Islands Holding Corp.	8,580	7,941
TravelSky Technology Ltd., Class H	3,877	8,436
Tsingtao Brewery Co. Ltd., Class H	2,679	8,979
Vipshop Holdings Ltd., ADR*	1,243	17,601

Want Want China Holdings Ltd. (a)	35,280	23,239
Weichai Power Co. Ltd., Class H	6,104	7,703
YY, Inc., ADR*(a)	114	5,865
Zhejiang Expressway Co. Ltd., Class H	10,730	11,964
Zhuzhou CRRC Times Electric Co. Ltd.	2,621	13,937
Zijin Mining Group Co. Ltd., Class H	43,895	14,599
ZTE Corp., Class H	4,802	6,487

		3,413,283

Colombia - 0.0%
Ecopetrol SA*	27,201	12,080
Grupo Argos SA	603	4,001
Grupo de Inversiones Suramericana SA	1,018	13,234

		29,315

Czech Republic - 0.0%
CEZ AS	520	9,076
Komercni banka as	229	7,750
O2 Czech Republic AS	1,280	11,970

		28,796

Denmark - 1.3%
A.P. Moeller - Maersk A/S, Class A	21	29,933
A.P. Moeller - Maersk A/S, Class B	31	46,347
Carlsberg A/S, Class B	419	39,282
Chr Hansen Holding A/S	265	16,070
Coloplast A/S, Class B	478	36,359
Danske Bank A/S	2,822	82,817
DSV A/S	783	38,834
Genmab A/S*	198	31,635
ISS A/S	518	20,978
Novo Nordisk A/S, Class B	7,627	357,464
Novozymes A/S, Class B	964	41,800
Pandora A/S	513	63,818
TDC A/S*	3,301	18,247
Tryg A/S	300	5,985
Vestas Wind Systems A/S	987	81,882
William Demant Holding A/S*	595	12,432

		923,883

Egypt - 0.1%
Commercial International Bank Egypt SAE	7,593	41,804
Talaat Moustafa Group	12,325	7,967

		49,771

Finland - 0.7%
Elisa OYJ	428	15,058
Fortum OYJ	1,873	28,915
Kone OYJ, Class B	1,158	58,191
Metso OYJ	557	15,595
Neste OYJ	597	24,865
Nokia OYJ	22,156	124,558
Nokian Renkaat OYJ	536	19,353
Orion OYJ, Class B	417	15,787
Sampo OYJ, Class A	1,602	68,780
Stora Enso OYJ, Class R	2,345	20,703
UPM-Kymmene OYJ	2,198	44,156
Wartsila OYJ Abp	558	22,955

		458,916

France - 6.5%
Accor SA	730	27,559
Aeroports de Paris	177	18,263
Air Liquide SA	1,342	147,193
Airbus Group SE	2,399	139,926
Alstom SA*	733	19,390
Arkema SA	312	27,852
Atos SE	360	35,422
AXA SA	7,309	153,436
BNP Paribas SA	3,707	188,575
Bollore SA	2,447	8,838
Bouygues SA	717	22,738
Bureau Veritas SA	964	20,667
Capgemini SA	658	64,105
Carrefour SA	1,518	38,217
Casino Guichard Perrachon SA	196	9,695
Christian Dior SE	162	28,009
Cie de Saint-Gobain	1,778	77,982
Cie Generale des Etablissements Michelin	713	75,794
CNP Assurances	650	10,462

Credit Agricole SA	4,101	38,837
Danone SA	2,403	182,564
Dassault Systemes	513	43,214
Edenred (a)	826	17,985
Eiffage SA	156	12,216
Electricite de France SA	1,018	13,036
Engie SA	5,711	91,032
Essilor International SA	779	98,928
Eurazeo SA	191	11,588
Eutelsat Communications SA	718	13,956
Fonciere Des Regions REIT	118	11,025
Gecina SA REIT	177	27,690
Groupe Eurotunnel SE	1,983	21,810
Hermes International	79	33,362
ICADE REIT	180	13,890
Iliad SA	120	24,743
Imerys SA	173	12,190
Ingenico Group SA	229	24,660
JCDecaux SA	359	12,334
Kering	257	48,720
Klepierre REIT	608	28,491
Lagardere SCA	724	17,658
Legrand SA	1,035	62,008
L’Oreal SA	1,047	197,780
LVMH Moet Hennessy Louis Vuitton SE	983	166,337
Natixis SA	3,994	17,669
Orange SA	7,691	117,445
Pernod Ricard SA	848	97,333
Peugeot SA*	1,868	27,556
Publicis Groupe SA	787	58,421
Remy Cointreau SA	104	9,075
Renault SA	759	62,066
Rexel SA	1,203	19,330
Safran SA	1,156	80,823
Sanofi	4,786	368,733
Schneider Electric SE	2,227	151,754
SCOR SE	590	17,358
SFR Group SA	517	13,754
Societe BIC SA	108	15,763
Societe Generale SA	2,872	104,581
Sodexo SA	354	41,007
Suez	1,322	20,003
Technip SA	419	24,757
Thales SA	338	29,268
TOTAL SA	8,383	399,747
Unibail-Rodamco SE REIT	457	125,401
Valeo SA	978	50,607
Veolia Environnement SA	1,685	35,833
Vinci SA	1,892	143,488
Vivendi SA	4,214	81,695
Wendel SA	177	20,128
Zodiac Aerospace	717	16,315

		4,490,087

Germany - 6.0%
adidas AG	817	135,741
Allianz SE	1,810	269,633
Axel Springer SE	237	12,071
BASF SE	3,629	295,097
Bayer AG	3,384	362,256
Bayerische Motoren Werke AG	1,303	113,382
Beiersdorf AG	385	35,820
Brenntag AG	599	32,599
Commerzbank AG	4,098	28,825
Continental AG	439	92,011
Covestro AG, 144A	200	10,414
Daimler AG	3,769	260,992
Deutsche Bank AG*(c)	5,501	81,057
Deutsche Boerse AG	783	62,561
Deutsche Lufthansa AG	1,025	11,942
Deutsche Post AG	4,173	132,195
Deutsche Telekom AG	13,319	222,404
Deutsche Wohnen AG	1,083	40,711
E.ON SE	8,119	74,778
Evonik Industries AG	464	15,597
Fraport AG Frankfurt Airport Services Worldwide	179	9,985
Fresenius Medical Care AG & Co. KGaA	826	73,101
Fresenius SE & Co. KGaA	1,588	115,881
GEA Group AG	777	41,702
Hannover Rueck SE	237	24,216
HeidelbergCement AG	575	53,408
Henkel AG & Co. KGaA	408	45,806
HOCHTIEF AG	100	13,447
HUGO BOSS AG	231	14,107

Infineon Technologies AG	4,707	79,255
K+S AG (a)	774	16,205
LANXESS AG	445	23,747
Linde AG	741	126,916
MAN SE	59	6,138
Merck KGaA	503	52,931
METRO AG	674	19,998
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	657	118,758
OSRAM Licht AG	417	21,834
ProSiebenSat.1 Media SE	1,023	44,001
RWE AG*	2,162	35,366
SAP SE	3,918	344,207
Siemens AG	3,054	364,675
Symrise AG	538	39,613
Telefonica Deutschland Holding AG	2,044	8,399
thyssenkrupp AG	1,629	37,968
TUI AG	2,459	34,325
United Internet AG	538	22,120
Volkswagen AG	143	20,808
Vonovia SE	1,693	65,879
Zalando SE, 144A*	338	12,926

		4,177,808

Hong Kong - 3.4%
AIA Group Ltd.	45,505	287,722
Alibaba Health Information Technology Ltd.*	10,759	6,699
Alibaba Pictures Group Ltd.*(a)	41,053	8,467
ASM Pacific Technology Ltd.	1,347	10,488
Bank of East Asia Ltd.	4,012	16,213
Beijing Enterprises Holdings Ltd.	3,771	21,632
Beijing Enterprises Water Group Ltd.	20,015	13,958
BOC Hong Kong Holdings Ltd.	12,030	42,103
Brilliance China Automotive Holdings Ltd. (a)	14,407	16,473
Cathay Pacific Airways Ltd.	4,857	6,987
Cheung Kong Infrastructure Holdings Ltd.	1,078	9,053
Cheung Kong Property Holdings Ltd.	10,473	73,577
China Everbright International Ltd.	13,362	17,087
China Gas Holdings Ltd.	7,405	12,581
China Jinmao Holdings Group Ltd.	32,231	10,055
China Merchants Port Holdings Co. Ltd.	4,825	13,746
China Mobile Ltd.	27,615	341,025
China Overseas Land & Investment Ltd.	17,399	57,529
China Power International Development Ltd.	11,671	4,408
China Resources Beer Holdings Co. Ltd.	6,025	13,902
China Resources Gas Group Ltd.	5,279	17,693
China Resources Land Ltd.	6,459	18,193
China Resources Power Holdings Co. Ltd.	12,615	21,791
China State Construction International Holdings Ltd.	6,764	8,074
China Taiping Insurance Holdings Co. Ltd.*	6,204	12,444
China Unicom Hong Kong Ltd.	26,731	30,289
CITIC Ltd.	12,138	19,120
CK Hutchison Holdings Ltd.	11,155	143,364
CLP Holdings Ltd.	5,892	60,420
COSCO SHIPPING Ports Ltd.	6,658	7,209
Far East Horizon Ltd.	13,362	12,488
First Pacific Co. Ltd.	7,070	5,295
Galaxy Entertainment Group Ltd.	9,258	30,134
GCL-Poly Energy Holdings Ltd.	63,282	8,973
Guangdong Investment Ltd.	22,386	34,628
Haier Electronics Group Co. Ltd.	4,358	7,292
Hanergy Thin Film Power Group Ltd.*	36,104	0
Hang Lung Properties Ltd.	10,889	24,817
Hang Seng Bank Ltd.	2,680	47,018
Henderson Land Development Co. Ltd.	5,953	34,801
Hong Kong & China Gas Co. Ltd.	33,306	63,542
Hong Kong Exchanges and Clearing Ltd.	4,456	108,965

Hongkong Land Holdings Ltd.	3,800	24,662
Hysan Development Co. Ltd.	1,976	9,539
Jardine Matheson Holdings Ltd.	700	41,895
Kerry Properties Ltd.	2,680	7,790
Kunlun Energy Co. Ltd.	22,972	16,909
Li & Fung Ltd.	28,345	14,579
Link REIT	9,750	70,886
Melco Crown Entertainment Ltd., ADR	498	6,464
MTR Corp. Ltd.	4,085	22,327
New World Development Co. Ltd.	22,456	28,166
Nine Dragons Paper Holdings Ltd.	9,344	7,504
Noble Group Ltd.*	119,600	10,446
NWS Holdings Ltd.	10,662	19,049
PCCW Ltd.	2,047	1,298
Power Assets Holdings Ltd.	5,337	51,048
Shimao Property Holdings Ltd.	6,844	9,528
Sino Biopharmaceutical Ltd.	25,118	16,125
Sino Land Co. Ltd.	17,693	30,288
SJM Holdings Ltd.	13,362	8,406
Sun Art Retail Group Ltd.	19,149	12,318
Sun Hung Kai Properties Ltd.	6,477	91,174
Swire Pacific Ltd., Class A	3,264	36,058
Swire Properties Ltd.	3,900	10,985
Techtronic Industries Co. Ltd.	5,818	23,587
WH Group Ltd., 144A	20,129	15,828
Wharf Holdings Ltd.	5,542	39,149
Wheelock & Co. Ltd.	1,011	5,786
Yue Yuen Industrial Holdings Ltd.	2,735	11,634

		2,343,683

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	385	24,033
OTP Bank PLC	2,436	63,635
Richter Gedeon Nyrt	984	20,186

		107,854

India - 1.2%
Axis Bank Ltd. GDR	4,203	189,135
Dr. Reddy’s Laboratories Ltd., ADR (a)	798	36,317
ICICI Bank Ltd., ADR	17,042	130,712
Infosys Ltd., ADR	3,760	59,634
Larsen & Toubro Ltd., GDR	5,503	123,818
Reliance Industries Ltd., GDR, 144A	4,188	130,666
Tata Motors Ltd., ADR	2,251	91,773
Wipro Ltd., ADR (a)	5,192	53,581

		815,636

Indonesia - 0.7%
PT Adaro Energy Tbk	29,240	2,535
PT Astra International Tbk	82,426	50,642
PT Bank Central Asia Tbk	53,562	60,770
PT Bank Danamon Indonesia Tbk	16,349	5,029
PT Bank Mandiri Persero Tbk	33,057	27,973
PT Bank Negara Indonesia Persero Tbk	27,106	12,005
PT Bank Rakyat Indonesia Persero Tbk	43,603	38,294
PT Bumi Serpong Damai Tbk	42,720	6,924
PT Charoen Pokphand Indonesia Tbk	28,367	7,977
PT Global Mediacom Tbk	2,291	154
PT Gudang Garam Tbk	3,002	14,574
PT Hanjaya Mandala Sampoerna Tbk	37,575	11,274
PT Indocement Tunggal Prakarsa Tbk	7,535	10,054
PT Indofood CBP Sukses Makmur Tbk	15,070	11,332
PT Indofood Sukses Makmur Tbk	15,063	8,999
PT Jasa Marga Persero Tbk	15,738	5,766
PT Kalbe Farma Tbk	117,549	15,907
PT Lippo Karawaci Tbk	131,378	10,895
PT Matahari Department Store Tbk	12,341	18,607
PT Media Nusantara Citra Tbk	25,596	3,705
PT Perusahaan Gas Negara Persero Tbk	49,348	11,235
PT Semen Indonesia Persero Tbk	15,065	11,243
PT Summarecon Agung Tbk	31,685	4,180
PT Surya Citra Media Tbk	31,646	7,229

PT Telekomunikasi Indonesia Persero Tbk	204,894	65,029
PT Tower Bersama Infrastructure Tbk	16,582	6,969
PT Unilever Indonesia Tbk	9,135	31,437
PT United Tractors Tbk	6,381	9,019
PT XL Axiata Tbk*	25,596	5,480

		475,237

Ireland - 0.5%
AerCap Holdings NV*	300	11,991
Bank of Ireland*	110,264	24,845
CRH PLC	3,068	103,864
DCC PLC	325	29,575
Experian PLC	3,668	72,924
James Hardie Industries PLC CDI	1,959	31,934
Kerry Group PLC, Class A	152	12,916
Paddy Power Betfair PLC	295	35,258

		323,307

Israel - 0.6%
Azrieli Group Ltd.	338	14,766
Bank Hapoalim BM	5,905	31,675
Bank Leumi Le-Israel BM*	8,156	30,534
Bezeq The Israeli Telecommunication Corp. Ltd.	6,227	12,498
Check Point Software Technologies Ltd.*	391	30,005
Israel Chemicals Ltd.	3,408	14,437
Mizrahi Tefahot Bank Ltd.	1,085	13,085
Mobileye NV*(a)	349	17,062
Nice Ltd.	299	20,416
Teva Pharmaceutical Industries Ltd.	3,851	195,456

		379,934

Italy - 1.3%
Assicurazioni Generali SpA	4,227	53,751
Atlantia SpA	1,865	47,972
Enel SpA	29,523	130,343
Eni SpA	10,012	151,213
EXOR SpA	357	14,674
Ferrari NV	423	20,383
Intesa Sanpaolo SpA	55,722	132,390
Intesa Sanpaolo SpA-RSP (a)	4,337	9,608
Leonardo-Finmeccanica SpA*	2,183	24,910
Luxottica Group SpA	598	28,850
Mediobanca SpA	3,857	28,610
Poste Italiane SpA, 144A	1,400	9,760
Prysmian SpA	843	20,800
Saipem SpA*	36,009	16,504
Snam SpA	8,732	48,408
Telecom Italia SpA*	41,597	37,746
Telecom Italia SpA-RSP*	25,828	18,928
Terna Rete Elettrica Nazionale SpA	6,988	36,106
UniCredit SpA	25,135	64,653
Unione di Banche Italiane SpA (a)	4,449	11,970
UnipolSai SpA	4,201	7,015

		914,594

Japan - 16.4%
ABC-Mart, Inc.	100	6,282
Acom Co. Ltd.*	3,100	14,831
Aeon Co. Ltd.	2,300	31,622
AEON Financial Service Co. Ltd.	400	7,365
Air Water, Inc.	1,000	18,480
Aisin Seiki Co. Ltd.	600	28,328
Ajinomoto Co., Inc.	2,100	44,511
Alfresa Holdings Corp.	500	9,332
Alps Electric Co. Ltd.	600	13,529
Amada Holdings Co. Ltd.	1,100	11,503
ANA Holdings, Inc.	3,000	8,156
Aozora Bank Ltd.	4,000	14,150
Asahi Glass Co. Ltd.	3,000	19,079
Asahi Group Holdings Ltd.	1,800	58,907
Asahi Kasei Corp.	5,000	42,159
Asics Corp.	600	12,161
Astellas Pharma, Inc.	8,700	132,899
Bandai Namco Holdings, Inc.	700	19,119
Bank of Kyoto Ltd.	1,000	7,229
Benesse Holdings, Inc.	200	4,612
Bridgestone Corp.	3,500	120,258
Brother Industries Ltd.	300	5,034
Calbee, Inc.	300	10,888
Canon, Inc.	5,500	157,561
Casio Computer Co. Ltd.	700	9,884
Central Japan Railway Co.	500	82,105

Chiba Bank Ltd.	2,000	11,849
Chubu Electric Power Co., Inc.	4,000	54,086
Chugai Pharmaceutical Co. Ltd.	800	25,091
Chugoku Electric Power Co., Inc.	400	4,802
Concordia Financial Group Ltd.*	3,100	15,988
Credit Saison Co. Ltd.	500	8,607
CYBERDYNE, Inc.*	400	6,298
Dai Nippon Printing Co. Ltd.	2,000	20,335
Daicel Corp.	1,000	12,748
Dai-ichi Life Insurance Co. Ltd.	5,400	75,130
Daiichi Sankyo Co. Ltd.	2,900	66,554
Daikin Industries Ltd.	900	83,411
Daito Trust Construction Co. Ltd.	300	44,174
Daiwa House Industry Co. Ltd.	1,300	33,566
Daiwa Securities Group, Inc.	2,000	11,683
Denso Corp.	1,400	57,805
Dentsu, Inc.	600	32,997
Don Quijote Holdings Co. Ltd.	300	9,800
East Japan Railway Co.	1,100	94,196
Eisai Co. Ltd.	900	52,453
Electric Power Development Co. Ltd.	400	9,766
FANUC Corp.	700	119,277
Fast Retailing Co. Ltd.	100	35,123
Fuji Electric Co. Ltd.	1,000	4,562
Fuji Heavy Industries Ltd.	2,600	102,980
FUJIFILM Holdings Corp.	1,400	52,596
Fujitsu Ltd.	5,000	25,381
Fukuoka Financial Group, Inc.	2,000	8,467
Hamamatsu Photonics KK	500	15,730
Hankyu Hanshin Holdings, Inc.	800	25,825
Hikari Tsushin, Inc.	100	8,989
Hino Motors Ltd.	300	3,323
Hirose Electric Co. Ltd.	100	12,835
Hiroshima Bank Ltd.	1,000	4,166
Hisamitsu Pharmaceutical Co., Inc.	200	8,950
Hitachi Chemical Co. Ltd.	400	8,621
Hitachi Construction Machinery Co. Ltd.	400	7,492
Hitachi High-Technologies Corp.	200	7,413
Hitachi Ltd.	23,200	111,218
Hitachi Metals Ltd.	700	8,470
Honda Motor Co. Ltd.	6,100	186,894
Hoshizaki Corp.	200	15,986
Hoya Corp.	1,900	73,620
Hulic Co. Ltd.	3,700	35,046
Idemitsu Kosan Co. Ltd.	300	5,471
IHI Corp.	5,000	15,271
Iida Group Holdings Co. Ltd.	500	9,365
Inpex Corp.	4,900	42,547
Isetan Mitsukoshi Holdings Ltd.	2,800	25,493
Isuzu Motors Ltd.	1,500	17,259
ITOCHU Corp.	5,700	67,266
Iyo Bank Ltd.	4,500	29,010
J. Front Retailing Co. Ltd.	400	4,516
Japan Airlines Co. Ltd.	100	3,042
Japan Airport Terminal Co. Ltd.	100	3,943
Japan Exchange Group, Inc.	2,200	34,361
Japan Post Holdings Co. Ltd.	1,200	15,715
Japan Prime Realty Investment Corp. REIT	1	4,422
Japan Real Estate Investment Corp. REIT	2	11,753
Japan Retail Fund Investment Corp. REIT	3	6,736
Japan Tobacco, Inc.	5,000	193,689
JFE Holdings, Inc.	2,700	41,923
JGC Corp.	1,000	15,860
Joyo Bank Ltd.	1,000	3,972
JSR Corp.	600	8,774
JTEKT Corp.	1,600	24,866
JX Holdings, Inc.	9,700	36,272
Kajima Corp.	3,000	20,152
Kakaku.com, Inc.	400	6,688
Kaneka Corp.	1,000	8,148
Kansai Electric Power Co., Inc.*	4,000	34,280
Kansai Paint Co. Ltd.	800	17,621
Kao Corp.	2,300	119,529
Kawasaki Heavy Industries Ltd.	4,000	11,714
KDDI Corp.	6,000	176,060
Keihan Holdings Co. Ltd.	3,000	19,456
Keio Corp.	2,000	16,740
Keisei Electric Railway Co. Ltd.	1,000	12,023
Keyence Corp.	100	70,101
Kikkoman Corp.	1,000	31,460

Kintetsu Group Holdings Co. Ltd.	3,000	11,424
Kirin Holdings Co. Ltd.	3,100	50,531
Kobe Steel Ltd.	11,000	10,206
Koito Manufacturing Co. Ltd.	400	19,040
Komatsu Ltd.	4,800	104,917
Konami Holdings Corp.	300	10,598
Konica Minolta, Inc.	3,400	30,627
Kose Corp.	100	8,969
Kubota Corp.	4,300	63,046
Kuraray Co. Ltd.	2,800	39,998
Kurita Water Industries Ltd.	400	9,120
Kyocera Corp.	1,100	52,265
Kyowa Hakko Kirin Co. Ltd.	1,000	14,188
Kyushu Electric Power Co., Inc.*	2,800	26,061
Lawson, Inc.	100	7,017
LIXIL Group Corp.	900	18,154
M3, Inc.	700	20,939
Mabuchi Motor Co. Ltd.	100	5,306
Makita Corp.	400	28,725
Marubeni Corp.	10,700	53,332
Marui Group Co. Ltd.	1,500	18,282
Maruichi Steel Tube Ltd.	200	6,901
Mazda Motor Corp.	2,300	37,913
Medipal Holdings Corp.	300	4,744
MEIJI Holdings Co. Ltd.	400	35,993
Minebea Co. Ltd.	1,100	11,163
Miraca Holdings, Inc.	100	4,741
Mitsubishi Chemical Holdings Corp.	7,900	49,844
Mitsubishi Corp.	6,000	124,999
Mitsubishi Electric Corp.	7,000	91,369
Mitsubishi Estate Co. Ltd.	2,000	37,829
Mitsubishi Gas Chemical Co., Inc.	1,000	6,766
Mitsubishi Heavy Industries Ltd.	10,000	43,532
Mitsubishi Logistics Corp.	1,000	15,416
Mitsubishi Materials Corp.	3,000	8,467
Mitsubishi Motors Corp.	2,700	12,343
Mitsubishi Tanabe Pharma Corp.	600	11,134
Mitsubishi UFJ Financial Group, Inc.	53,500	291,687
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,900	32,344
Mitsui & Co. Ltd.	9,300	123,772
Mitsui Chemicals, Inc.	4,000	19,137
Mitsui Fudosan Co. Ltd.	2,000	43,068
Mitsui OSK Lines Ltd.	3,000	6,930
Mixi, Inc.	300	10,656
Mizuho Financial Group, Inc.	113,200	196,608
MS&AD Insurance Group Holdings, Inc.	3,100	88,462
Murata Manufacturing Co. Ltd.	700	94,075
Nabtesco Corp.	300	7,739
Nagoya Railroad Co. Ltd.	2,000	9,800
NEC Corp.	8,000	20,335
Nexon Co. Ltd.	1,400	19,174
NGK Insulators Ltd.	1,000	21,688
NGK Spark Plug Co. Ltd.	500	9,351
NH Foods Ltd.	1,000	21,891
Nidec Corp.	900	81,088
Nikon Corp.	1,100	16,149
Nintendo Co. Ltd.	400	87,662
Nippon Building Fund, Inc. REIT	3	18,354
Nippon Electric Glass Co. Ltd.	2,000	10,032
Nippon Express Co. Ltd.	3,000	14,208
Nippon Paint Holdings Co. Ltd.	600	21,486
Nippon Prologis REIT, Inc. REIT	2	4,800
Nippon Steel & Sumitomo Metal Corp.	4,010	85,111
Nippon Telegraph & Telephone Corp.	1,900	83,481
Nippon Yusen KK	3,000	5,451
Nissan Motor Co. Ltd.	11,500	112,816
Nisshin Seifun Group, Inc.	1,350	19,089
Nissin Foods Holdings Co. Ltd.	200	11,096
Nitori Holdings Co. Ltd.	300	30,416
Nitto Denko Corp.	600	40,965
Nomura Holdings, Inc.	16,500	77,712
Nomura Real Estate Master Fund, Inc. REIT	6	9,899
Nomura Research Institute Ltd.	820	27,739
NSK Ltd.	2,600	26,788
NTT Data Corp.	500	26,047
NTT DOCOMO, Inc.	5,400	135,855
NTT Urban Development Corp.	4,100	37,606

Obayashi Corp.	2,300	21,229
Obic Co. Ltd.	200	10,245
Odakyu Electric Railway Co. Ltd.	2,000	20,529
Oji Holdings Corp.	3,000	12,062
Olympus Corp.	1,000	32,716
Omron Corp.	700	23,747
Ono Pharmaceutical Co. Ltd.	1,600	41,707
Oracle Corp. Japan	100	5,818
Oriental Land Co. Ltd.	700	40,993
ORIX Corp.	5,700	81,948
Osaka Gas Co. Ltd.	3,000	11,810
Otsuka Corp.	100	4,238
Otsuka Holdings Co. Ltd.	1,400	60,660
Panasonic Corp.	10,200	104,598
Park24 Co. Ltd.	300	8,771
Pola Orbis Holdings, Inc.	100	7,983
Rakuten, Inc.	4,600	57,975
Recruit Holdings Co. Ltd.	900	34,229
Resona Holdings, Inc.	12,000	54,882
Ricoh Co. Ltd.	5,400	48,695
Rinnai Corp.	100	9,375
Rohm Co. Ltd.	200	9,994
Ryohin Keikaku Co. Ltd.	100	18,035
Sankyo Co. Ltd.	200	6,940
Santen Pharmaceutical Co. Ltd.	1,400	17,618
Secom Co. Ltd.	700	53,123
Sega Sammy Holdings, Inc.	600	8,194
Seibu Holdings, Inc.	500	8,211
Seiko Epson Corp.	900	17,241
Sekisui Chemical Co. Ltd.	1,200	16,771
Sekisui House Ltd.	3,500	56,357
Seven & i Holdings Co. Ltd.	2,600	109,589
Seven Bank Ltd.	8,200	29,007
Shikoku Electric Power Co., Inc.	300	2,859
Shimadzu Corp.	1,000	15,648
Shimamura Co. Ltd.	100	11,569
Shimano, Inc.	200	29,073
Shimizu Corp.	1,000	8,921
Shin-Etsu Chemical Co. Ltd.	1,900	139,454
Shionogi & Co. Ltd.	1,100	49,107
Shiseido Co. Ltd.	1,900	47,764
Shizuoka Bank Ltd.	2,000	16,469
Showa Shell Sekiyu KK	800	6,820
SMC Corp.	100	28,164
SoftBank Group Corp.	4,000	261,190
Sohgo Security Services Co. Ltd.	200	9,994
Sompo Japan Nipponkoa Holdings, Inc.	700	22,435
Sony Corp.	5,200	167,110
Stanley Electric Co. Ltd.	400	10,218
Start Today Co. Ltd.	200	9,288
Sumitomo Chemical Co. Ltd.	6,000	27,488
Sumitomo Corp.	5,600	60,728
Sumitomo Dainippon Pharma Co. Ltd.	500	8,370
Sumitomo Electric Industries Ltd.	4,700	69,661
Sumitomo Heavy Industries Ltd.	1,000	4,910
Sumitomo Metal Mining Co. Ltd.	2,000	25,361
Sumitomo Mitsui Financial Group, Inc.	6,300	220,483
Sumitomo Mitsui Trust Holdings, Inc.	20,100	71,938
Sumitomo Realty & Development Co. Ltd.	1,000	26,391
Sundrug Co. Ltd.	100	7,249
Suntory Beverage & Food Ltd.	500	19,838
Suruga Bank Ltd.	600	14,271
Suzuken Co. Ltd.	200	5,797
Suzuki Motor Corp.	1,000	33,142
Sysmex Corp.	500	32,233
T&D Holdings, Inc.	3,900	44,498
Taiheiyo Cement Corp.	4,000	12,139
Taisei Corp.	4,000	30,078
Taisho Pharmaceutical Holdings Co. Ltd.	100	9,163
Taiyo Nippon Sanso Corp.	500	5,074
Takashimaya Co. Ltd.	1,000	7,316
Takeda Pharmaceutical Co. Ltd.	2,900	127,811
TDK Corp.	400	28,609
Teijin Ltd.	3,000	11,192
Terumo Corp.	1,500	58,353
THK Co. Ltd.	300	5,877
Tobu Railway Co. Ltd.	4,000	19,408
Tohoku Electric Power Co., Inc.	3,000	37,607

Tokio Marine Holdings, Inc.	4,600	180,683
Tokyo Electric Power Co. Holdings, Inc.*	6,900	27,809
Tokyo Electron Ltd.	500	45,948
Tokyo Gas Co. Ltd.	4,000	17,146
Tokyo Tatemono Co. Ltd.	300	3,523
Tokyu Corp.	3,000	22,384
Tokyu Fudosan Holdings Corp.	6,800	37,856
TonenGeneral Sekiyu KK	1,000	9,230
Toppan Printing Co. Ltd.	2,000	17,822
Toray Industries, Inc.	6,000	57,782
Toshiba Corp.*	20,100	63,565
TOTO Ltd.	500	18,992
Toyo Seikan Group Holdings Ltd.	600	11,123
Toyo Suisan Kaisha Ltd.	300	12,279
Toyota Industries Corp.	100	4,784
Toyota Motor Corp.	11,700	705,404
Toyota Tsusho Corp.	700	16,007
Trend Micro, Inc.	400	14,188
Tsuruha Holdings, Inc.	100	9,800
Unicharm Corp.	1,300	31,575
United Urban Investment Corp. REIT	34	60,563
USS Co. Ltd.	1,100	17,585
West Japan Railway Co.	500	28,618
Yahoo Japan Corp.	6,000	24,472
Yakult Honsha Co. Ltd.	300	13,236
Yamada Denki Co. Ltd.	5,600	26,196
Yamaha Corp.	600	19,456
Yamaha Motor Co. Ltd.	900	18,441
Yamato Holdings Co. Ltd.	2,300	54,274
Yamazaki Baking Co. Ltd.	1,000	22,723
Yaskawa Electric Corp.	800	11,784
Yokogawa Electric Corp.	800	10,245

		11,298,102

Jersey Island - 0.1%
Randgold Resources Ltd.	409	38,401

Jordan - 0.0%
Hikma Pharmaceuticals PLC	359	10,088

Luxembourg - 0.2%
ArcelorMittal*	7,136	42,116
Millicom International Cellular SA SDR	240	12,293
RTL Group SA	180	15,149
SES SA	1,267	29,099
Tenaris SA	1,805	24,805

		123,462

Macau - 0.1%
MGM China Holdings Ltd.	4,216	6,489
Sands China Ltd.	9,835	38,668
Wynn Macau Ltd.	6,886	9,586

		54,743

Malaysia - 0.7%
Alliance Financial Group Bhd	7,400	7,208
AMMB Holdings Bhd	10,500	11,366
Astro Malaysia Holdings Bhd	17,100	12,439
Berjaya Sports Toto Bhd	14,525	11,998
Dialog Group Bhd	23,810	9,041
DiGi.Com Bhd	19,500	24,138
Genting Bhd	3,000	5,770
Genting Malaysia Bhd	20,500	22,444
Genting Plantations Bhd	4,500	11,762
Hartalega Holdings Bhd	5,500	5,940
Hong Leong Bank Bhd	4,700	15,159
Hong Leong Financial Group Bhd	2,000	7,930
IHH Healthcare Bhd	16,500	26,608
IJM Corp. Bhd	11,800	9,980
IOI Corp. Bhd	17,700	19,291
Kuala Lumpur Kepong Bhd	3,800	22,094
Lafarge Malaysia Bhd	4,900	9,726
Malayan Banking Bhd	19,000	36,637
Malaysia Airports Holdings Bhd	4,200	6,524
Maxis Bhd	12,500	19,356
MISC Bhd	5,800	10,812
Petronas Chemicals Group Bhd	11,900	19,630
Petronas Dagangan Bhd	1,900	10,963
Petronas Gas Bhd	5,100	27,918
Public Bank Bhd	11,800	57,611
Sime Darby Bhd	11,800	22,957
Telekom Malaysia Bhd	9,000	15,179
Tenaga Nasional Bhd	6,400	23,261
UMW Holdings Bhd	4,800	6,593

Westports Holdings Bhd	10,200	11,192
YTL Corp. Bhd	13,200	5,468
YTL Power International Bhd	17,365	6,380

		513,375

Malta - 0.0%
Brait SE*(a)	1,736	13,756

Mexico - 1.1%
Alfa SAB de CV, Class A	14,619	23,778
America Movil SAB de CV, Series L	137,704	82,447
Arca Continental SAB de CV	1,507	9,390
Cemex SAB de CV, Series CPO*	61,756	51,128
Coca-Cola Femsa SAB de CV, Series L	1,902	14,164
El Puerto de Liverpool SAB de CV, Class C1	3,220	35,062
Fibra Uno Administracion SA de CV REIT	9,394	18,162
Fomento Economico Mexicano SAB de CV	8,388	76,817
Fresnillo PLC	991	20,899
Gentera SAB de CV	4,507	8,738
Gruma SAB de CV, Class B	812	10,805
Grupo Aeroportuario del Pacifico SAB de CV, Class B	925	9,185
Grupo Aeroportuario del Sureste SAB de CV, Class B	638	9,728
Grupo Bimbo SAB de CV, Series A	6,030	17,151
Grupo Carso SAB de CV, Series A1	3,092	12,597
Grupo Comercial Chedraui SA de CV	2,806	6,774
Grupo Financiero Banorte SAB de CV, Class O	11,065	59,547
Grupo Financiero Inbursa SAB de CV, Class O	21,430	37,375
Grupo Financiero Santander Mexico SAB de CV, Class B	8,070	15,396
Grupo Lala SAB de CV	3,270	6,849
Grupo Mexico SAB de CV, Series B	21,589	54,022
Grupo Televisa SAB, Series CPO	15,884	86,681
Industrias Penoles SAB de CV	776	17,975
Kimberly-Clark de Mexico SAB de CV, Class A	6,180	14,820
Mexichem SAB de CV	9,264	21,329
OHL Mexico SAB de CV*	3,968	5,608
Promotora y Operadora de Infraestructura SAB de CV	856	10,281
Wal-Mart de Mexico SAB de CV	22,597	51,570

		788,278

Netherlands - 2.9%
ABN AMRO Group NV, 144A	900	18,497
Aegon NV	7,399	30,322
Akzo Nobel NV	952	64,330
Altice NV, Class A*	1,260	20,977
Altice NV, Class B*	420	6,983
ASML Holding NV	1,477	157,124
Boskalis Westminster	360	12,870
Gemalto NV (a)	354	24,660
Heineken Holding NV	399	32,071
Heineken NV	933	83,361
ING Groep NV	15,651	195,878
Koninklijke Ahold Delhaize NV	3,853	92,253
Koninklijke DSM NV	717	49,978
Koninklijke KPN NV	13,313	43,466
Koninklijke Philips NV	3,708	107,704
Koninklijke Vopak NV	289	14,655
NN Group NV	1,200	35,705
NXP Semiconductors NV*	857	75,433
OCI NV*(a)	465	8,138
QIAGEN NV*	934	24,733
Randstad Holding NV	488	23,012
Royal Dutch Shell PLC, Class A	16,357	399,619
Royal Dutch Shell PLC, Class B	14,671	374,129
Steinhoff International Holdings NV	12,920	77,527
Wolters Kluwer NV	1,387	58,211

		2,031,636

New Zealand - 0.3%
Auckland International Airport Ltd.	8,623	46,926
Contact Energy Ltd.	5,619	21,201

Fletcher Building Ltd.	3,541	27,235
Mercury NZ Ltd.	7,723	17,764
Meridian Energy Ltd.	9,274	19,515
Ryman Healthcare Ltd.	4,250	29,604
Spark New Zealand Ltd.	10,274	28,366

		190,611

Norway - 0.5%
DNB ASA	4,746	57,696
Gjensidige Forsikring ASA	909	15,610
Marine Harvest ASA*	1,602	24,762
Norsk Hydro ASA	6,924	29,432
Orkla ASA	3,640	33,330
Schibsted ASA, Class A	293	9,304
Schibsted ASA, Class B	258	7,462
Statoil ASA	4,949	78,279
Telenor ASA	3,076	53,711
Yara International ASA	990	35,144

		344,730

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR*	779	9,628
Credicorp Ltd.	132	20,682
Southern Copper Corp. (a)	193	4,983

		35,293

Philippines - 0.5%
Aboitiz Equity Ventures, Inc.	15,640	25,174
Aboitiz Power Corp.	17,800	17,382
Alliance Global Group, Inc.	11,700	4,093
Ayala Corp.	1,200	22,535
Ayala Land, Inc.	29,900	24,705
Bank of the Philippine Islands	7,770	17,593
BDO Unibank, Inc.	7,180	17,613
DMCI Holdings, Inc.	25,000	6,170
Energy Development Corp.	57,500	7,071
Globe Telecom, Inc.	200	8,456
GT Capital Holdings, Inc.	200	6,589
International Container Terminal Services, Inc.	6,460	11,646
JG Summit Holdings, Inc.	9,190	15,384
Jollibee Foods Corp.	2,990	15,722
Metro Pacific Investments Corp.	51,900	7,708
Metropolitan Bank & Trust Co.	4,800	8,602
PLDT, Inc.	325	12,736
Security Bank Corp.	1,100	5,038
SM Investments Corp.	1,755	25,612
SM Prime Holdings, Inc.	47,800	30,622
Universal Robina Corp.	5,980	23,999

		314,450

Poland - 0.3%
Alior Bank SA*	704	9,599
Bank Pekao SA	904	30,358
Bank Zachodni WBK SA	477	39,177
CCC SA	343	15,973
Cyfrowy Polsat SA*	5,272	33,183
LPP SA	4	4,606
PGE Polska Grupa Energetyczna SA	6,680	19,724
Polski Koncern Naftowy ORLEN SA	1,167	19,408
Polskie Gornictwo Naftowe i Gazownictwo SA	9,991	13,625
Powszechny Zaklad Ubezpieczen SA	2,389	16,901

		202,554

Portugal - 0.1%
EDP - Energias de Portugal SA	10,371	34,763
Galp Energia SGPS SA	2,142	31,132
Jeronimo Martins SGPS SA	1,407	22,702

		88,597

Qatar - 0.2%
Barwa Real Estate Co.	508	5,092
Ezdan Holding Group QSC	4,018	20,745
Industries Qatar QSC	416	12,795
Masraf Al Rayan QSC	1,507	15,727
Qatar Electricity & Water Co. QSC	250	14,864
Qatar Insurance Co. SAQ	223	5,328
Qatar National Bank SAQ	790	35,363

		109,914

Romania - 0.0%
New Europe Property Investments PLC	665	7,394

Russia - 0.6%
Gazprom PJSC, ADR	7,392	29,901

Lukoil PJSC, ADR	810	36,329
Magnit PJSC, GDR	1,886	74,384
MegaFon PJSC, GDR	2,259	22,929
Mobile TeleSystems PJSC, ADR	4,793	38,967
Novatek OJSC, GDR	691	74,490
PhosAgro PJSC GDR	1,300	17,420
Rosneft PJSC GDR	6,442	33,659
Severstal PJSC GDR	3,026	35,616
Sistema PJSC FC GDR	2,160	18,338
Surgutneftegas OJSC, ADR	5,482	25,842
VTB Bank PJSC, GDR	13,696	28,008

		435,883

Singapore - 0.9%
Ascendas Real Estate Investment Trust REIT	15,100	27,153
CapitaLand Commercial Trust REIT	21,300	24,154
CapitaLand Ltd.	13,200	29,744
CapitaLand Mall Trust REIT	16,700	26,476
ComfortDelGro Corp. Ltd.	14,400	29,911
DBS Group Holdings Ltd.	7,300	80,316
Genting Singapore PLC	27,700	14,638
Global Logistic Properties Ltd.	11,800	15,720
Golden Agri-Resources Ltd.	11,800	3,118
Hutchison Port Holdings Trust, Class U	30,000	12,900
Jardine Cycle & Carriage Ltd.	200	6,239
Keppel Corp. Ltd.	5,600	21,291
Oversea-Chinese Banking Corp. Ltd.	11,300	71,245
Sembcorp Industries Ltd.	2,500	4,991
Sembcorp Marine Ltd. (a)	3,300	3,088
Singapore Airlines Ltd.	1,400	10,789
Singapore Exchange Ltd.	1,800	9,988
Singapore Press Holdings Ltd. (a)	1,800	4,981
Singapore Technologies Engineering Ltd.	9,800	23,233
Singapore Telecommunications Ltd.	34,100	100,614
United Overseas Bank Ltd.	4,400	58,163
Wilmar International Ltd.	10,000	22,606

		601,358

South Africa - 1.5%
Anglo American Platinum Ltd.*	339	9,115
AngloGold Ashanti Ltd.*	1,930	31,477
Aspen Pharmacare Holdings Ltd.*	1,203	28,803
Barclays Africa Group Ltd. (a)	1,600	16,204
Bid Corp. Ltd.*	1,194	21,928
Bidvest Group Ltd.	1,850	19,127
Capitec Bank Holdings Ltd.	195	7,727
Discovery Ltd.	1,059	8,632
Exxaro Resources Ltd. (a)	1,036	5,301
FirstRand Ltd.	13,066	39,166
Fortress Income Fund Ltd.	4,481	10,381
Fortress Income Fund Ltd., Class A	4,977	5,562
Foschini Group Ltd.	680	6,046
Gold Fields Ltd.	4,299	21,963
Growthpoint Properties Ltd. REIT	8,171	14,133
Hyprop Investments Ltd. REIT	905	7,914
Impala Platinum Holdings Ltd.*	2,782	10,684
Imperial Holdings Ltd.	591	6,340
Investec Ltd.	640	3,737
Investec PLC	2,280	13,497
Life Healthcare Group Holdings Ltd.	2,934	7,683
Mediclinic International PLC	1,349	18,104
Mondi Ltd.	498	10,060
Mondi PLC	1,438	29,250
Mr Price Group Ltd.	843	10,577
MTN Group Ltd. (a)	6,408	52,390
Naspers Ltd., Class N	1,770	289,663
Nedbank Group Ltd. (a)	629	8,835
PSG Group Ltd.	311	3,975
Rand Merchant Investment Holdings Ltd.	1,928	5,481
Redefine Properties Ltd. REIT	19,199	14,391
Remgro Ltd.	1,862	31,879
Resilient REIT Ltd. REIT	1,299	10,426
RMB Holdings Ltd.	2,088	8,337
Sanlam Ltd.	5,869	24,942
Sappi Ltd.*	2,285	11,254
Sasol Ltd.	2,445	61,559
Shoprite Holdings Ltd.	1,395	17,886
Sibanye Gold Ltd.	4,077	15,815

SPAR Group Ltd.	436	5,694
Standard Bank Group Ltd.	5,201	47,100
Tiger Brands Ltd.	550	14,273
Truworths International Ltd.	1,211	6,272
Vodacom Group Ltd.	1,442	15,000
Woolworths Holdings Ltd.	3,474	19,055

		1,027,638

South Korea - 3.5%
Amorepacific Corp.	122	42,235
AMOREPACIFIC Group	110	14,305
BGF retail Co. Ltd.	42	7,628
BNK Financial Group, Inc.	1,069	8,485
Celltrion, Inc.*	325	31,130
Cheil Worldwide, Inc.	558	7,957
CJ CheilJedang Corp.	52	18,165
CJ Corp.	67	11,477
CJ E&M Corp.	114	7,106
Coway Co. Ltd.	308	23,038
Daelim Industrial Co. Ltd.	119	8,655
DGB Financial Group, Inc.	1,131	9,271
Dongbu Insurance Co. Ltd.	292	17,677
E-MART, Inc.	120	16,951
GS Engineering & Construction Corp.*	297	7,658
GS Holdings Corp.	120	5,317
GS Retail Co. Ltd.	132	5,576
Hana Financial Group, Inc.	1,186	31,166
Hankook Tire Co. Ltd.	420	21,019
Hanmi Pharm. Co. Ltd.	24	12,786
Hanmi Science Co. Ltd.	69	8,292
Hanon Systems	1,398	14,670
Hanssem Co. Ltd.	56	7,383
Hanwha Chemical Corp.	414	9,505
Hanwha Corp.	332	10,913
Hanwha Life Insurance Co. Ltd.	1,778	9,041
Hotel Shilla Co. Ltd.	145	8,817
Hyosung Corp.	132	15,627
Hyundai Department Store Co. Ltd.	115	12,944
Hyundai Development Co.-Engineering & Construction	241	10,083
Hyundai Engineering & Construction Co. Ltd.	238	8,229
Hyundai Glovis Co. Ltd.	97	15,964
Hyundai Heavy Industries Co. Ltd.*	120	14,798
Hyundai Marine & Fire Insurance Co. Ltd.	489	14,823
Hyundai Mobis Co. Ltd.	300	70,090
Hyundai Motor Co.	578	68,945
Hyundai Steel Co.	346	15,919
Hyundai Wia Corp.	106	8,651
Kakao Corp.	166	12,104
Kangwon Land, Inc.	600	21,229
KB Financial Group, Inc.	1,331	46,436
KCC Corp.	34	12,578
KEPCO Plant Service & Engineering Co. Ltd.	129	7,451
Kia Motors Corp.	1,025	38,564
Korea Aerospace Industries Ltd.	292	22,181
Korea Electric Power Corp.	878	45,672
Korea Gas Corp.	99	3,769
Korea Investment Holdings Co. Ltd.	179	6,438
Korea Zinc Co. Ltd.	53	22,745
KT Corp.	175	4,960
KT&G Corp.	550	57,713
Kumho Petrochemical Co. Ltd.	127	7,848
LG Chem Ltd.	212	51,431
LG Corp.	267	15,780
LG Display Co. Ltd.	865	23,312
LG Electronics, Inc.	417	19,260
LG Household & Health Care Ltd.	47	40,087
LG Innotek Co. Ltd.	95	7,029
LG Uplus Corp.	1,554	16,237
Lotte Chemical Corp.	85	20,430
Lotte Chilsung Beverage Co. Ltd.	2	2,692
Lotte Shopping Co. Ltd.	60	10,924
Mirae Asset Securities Co. Ltd.	226	4,773
NAVER Corp.	114	86,395
NCSoft Corp.	93	22,520
OCI Co. Ltd.*	113	8,858
Orion Corp.	19	12,661
Ottogi Corp.	5	3,134
Paradise Co. Ltd.	383	5,754

POSCO	305	63,188
Posco Daewoo Corp.	178	3,656
S-1 Corp.	161	14,873
Samsung C&T Corp.	305	41,442
Samsung Card Co. Ltd.	291	11,549
Samsung Electro-Mechanics Co. Ltd.	240	11,451
Samsung Electronics Co. Ltd.	408	592,789
Samsung Fire & Marine Insurance Co. Ltd.	162	39,229
Samsung Heavy Industries Co. Ltd.*	478	4,150
Samsung Life Insurance Co. Ltd.	368	33,995
Samsung SDI Co. Ltd.	222	22,996
Samsung SDS Co. Ltd.	160	22,960
Samsung Securities Co. Ltd.	180	5,658
Shinhan Financial Group Co. Ltd.	1,685	61,960
Shinsegae Inc.	57	10,403
SK Holdings Co. Ltd.	163	30,992
SK Hynix, Inc.	2,221	72,606
SK Innovation Co. Ltd.	205	26,751
SK Telecom Co. Ltd.	63	12,346
S-Oil Corp.	119	7,545
Yuhan Corp.	58	15,007

		2,398,807

Spain - 2.1%
Abertis Infraestructuras SA	1,867	28,916
ACS Actividades de Construccion y Servicios SA	860	24,371
Aena SA, 144A	300	42,415
Amadeus IT Group SA	1,630	74,900
Banco Bilbao Vizcaya Argentaria SA	25,629	159,463
Banco de Sabadell SA	20,300	27,512
Banco Popular Espanol SA	13,414	18,150
Banco Santander SA	56,702	254,258
Bankia SA	22,267	18,777
Bankinter SA	3,843	28,189
CaixaBank SA	9,186	24,725
Distribuidora Internacional de Alimentacion SA	1,985	12,122
Enagas SA	1,025	30,098
Endesa SA	851	17,333
Ferrovial SA	1,686	33,222
Gas Natural SDG SA	1,550	31,994
Grifols SA	1,194	25,292
Iberdrola SA	19,271	126,825
Industria de Diseno Textil SA	4,520	160,154
Mapfre SA	5,080	13,730
Red Electrica Corp. SA	2,056	44,273
Repsol SA	4,273	57,386
Telefonica SA	18,506	186,402
Zardoya Otis SA	477	4,496

		1,445,003

Sweden - 1.9%
Alfa Laval AB	1,021	15,862
Assa Abloy AB, Class B	3,885	78,692
Atlas Copco AB, Class A	2,618	74,253
Atlas Copco AB, Class B	1,417	36,432
Boliden AB	1,115	23,614
Electrolux AB, Series B	985	25,659
Getinge AB, Class B	788	15,372
Hennes & Mauritz AB, Class B	3,997	121,862
Hexagon AB, Class B	968	39,418
Husqvarna AB, Class B	1,614	13,961
ICA Gruppen AB	287	9,820
Industrivarden AB, Class C	798	14,542
Investor AB, Class B	1,770	62,442
Kinnevik AB, Class B	946	23,295
Lundin Petroleum AB*	686	12,076
Nordea Bank AB	10,951	107,071
Sandvik AB	4,110	44,626
Securitas AB, Class B	1,213	21,098
Skandinaviska Enskilda Banken AB, Class A	5,060	49,473
Skanska AB, Class B	1,327	29,096
SKF AB, Class B	1,482	24,981
Svenska Cellulosa AB SCA, Class B	2,442	75,052
Svenska Handelsbanken AB, Class A	5,753	74,259
Swedbank AB, Class A	3,349	77,029
Swedish Match AB	697	24,849
Tele2 AB, Class B	1,144	9,521

Telefonaktiebolaget LM Ericsson, Class B	12,157	86,697
Telia Co. AB	9,778	44,169
Volvo AB, Class B	5,996	64,473

		1,299,694

Switzerland - 6.7%
ABB Ltd.*	7,598	164,621
Actelion Ltd.*	419	69,738
Adecco Group AG	635	36,542
Aryzta AG*	357	14,221
Baloise Holding AG	238	28,312
Barry Callebaut AG*(a)	10	12,851
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	4	23,161
Cie Financiere Richemont SA (a)	2,069	119,169
Coca-Cola HBC AG*	964	21,191
Credit Suisse Group AG*	7,043	91,730
Dufry AG*	91	10,640
EMS-Chemie Holding AG	38	20,226
Galenica AG	7	8,121
Geberit AG	166	72,405
Givaudan SA	37	76,479
Glencore PLC*	48,675	111,248
Julius Baer Group Ltd.*	783	32,823
Kuehne + Nagel International AG	359	50,115
LafargeHolcim Ltd.*	1,678	88,971
Lonza Group AG*	179	33,924
Nestle SA	12,842	1,022,346
Novartis AG	9,082	714,704
Pargesa Holding SA	177	12,201
Partners Group Holding AG	101	46,313
Roche Holding AG	2,802	683,158
Schindler Holding AG	120	22,669
Schindler Holding AG Participation Certificates	216	40,650
SGS SA	24	52,731
Sika AG	6	28,586
Sonova Holding AG	273	37,777
STMicroelectronics NV	2,769	20,703
Swatch Group AG - Bearer (a)	128	32,939
Swatch Group AG - Registered	170	8,634
Swiss Life Holding AG*	105	26,262
Swiss Prime Site AG*	538	47,315
Swiss Re AG	1,349	113,840
Swisscom AG	136	64,975
Syngenta AG	369	160,686
UBS Group AG	14,392	208,077
Wolseley PLC	966	55,560
Zurich Insurance Group AG*	582	148,762

		4,635,376

Taiwan - 2.9%
Acer, Inc.*	14,849	6,669
Advanced Semiconductor Engineering, Inc.	30,484	37,468
Advantech Co. Ltd.	1,670	13,658
Asia Cement Corp.	7,242	6,470
Asustek Computer, Inc.	2,576	21,798
AU Optronics Corp.	64,001	25,213
Casetek Holdings Ltd.	1,195	4,199
Catcher Technology Co. Ltd.*	3,229	23,202
Cathay Financial Holding Co. Ltd.	44,823	56,646
Chang Hwa Commercial Bank Ltd.	8,421	4,233
Cheng Shin Rubber Industry Co. Ltd.	7,818	16,607
Chicony Electronics Co. Ltd.	1,901	4,703
China Development Financial Holding Corp.	49,112	12,413
China Life Insurance Co. Ltd.	11,376	10,074
China Steel Corp.	47,786	33,132
Chunghwa Telecom Co. Ltd.	16,113	57,890
Compal Electronics, Inc.	18,392	10,897
CTBC Financial Holding Co. Ltd.	67,752	39,182
Delta Electronics, Inc.	9,653	50,196
E.Sun Financial Holding Co. Ltd.	22,580	12,702
Eclat Textile Co. Ltd.	1,003	12,707
Far EasTone Telecommunications Co. Ltd.	6,832	15,912
Feng TAY Enterprise Co. Ltd.	2,586	12,306
First Financial Holding Co. Ltd.	15,144	7,780
Formosa Chemicals & Fibre Corp.	11,416	29,646
Formosa Petrochemical Corp.	2,188	6,399
Formosa Plastics Corp.	15,893	39,218

Foxconn Technology Co. Ltd.*	5,514	15,466
Fubon Financial Holding Co. Ltd.	32,519	46,016
Giant Manufacturing Co. Ltd.	1,194	7,695
Hermes Microvision, Inc.	183	7,844
Hiwin Technologies Corp.	1,236	6,388
Hon Hai Precision Industry Co. Ltd.	69,861	193,749
Hotai Motor Co. Ltd.	942	10,420
HTC Corp.*	5,571	14,924
Hua Nan Financial Holdings Co. Ltd.	9,851	5,076
Innolux Corp.	34,014	12,006
Inotera Memories, Inc.*	16,040	13,598
Inventec Corp.	11,921	8,848
Largan Precision Co. Ltd.	508	56,995
Lite-On Technology Corp.	7,929	11,995
MediaTek, Inc.	6,597	51,873
Mega Financial Holding Co. Ltd.	29,405	20,017
Nan Ya Plastics Corp.	25,480	48,663
Nanya Technology Corp.	6,236	7,370
Nien Made Enterprise Co. Ltd.	717	8,135
Novatek Microelectronics Corp.	2,218	7,584
OBI Pharma, Inc.*	534	6,681
Pegatron Corp.	8,262	19,971
Phison Electronics Corp.	651	4,709
Pou Chen Corp.	9,266	13,433
Powertech Technology, Inc.	3,379	8,817
President Chain Store Corp.	2,525	20,093
Quanta Computer, Inc.	10,189	18,849
Realtek Semiconductor Corp.	1,384	5,539
Siliconware Precision Industries Co. Ltd.	13,055	19,481
Simplo Technology Co. Ltd.	381	1,255
Synnex Technology International Corp.	5,115	5,400
TaiMed Biologics, Inc.*	450	2,787
Taiwan Cement Corp.	11,726	13,396
Taiwan Cooperative Financial Holding Co. Ltd.	22,285	9,797
Taiwan Mobile Co. Ltd.	7,154	25,139
Taiwan Semiconductor Manufacturing Co. Ltd.	107,034	593,687
Teco Electric and Machinery Co. Ltd.	6,416	5,399
Uni-President Enterprises Corp.	21,051	39,806
United Microelectronics Corp.	59,121	21,427
Vanguard International Semiconductor Corp.	4,144	7,771
Wistron Corp.	7,205	5,291
WPG Holdings Ltd.	5,700	6,781
Yuanta Financial Holding Co. Ltd.	48,381	17,153
Zhen Ding Technology Holding Ltd.	1,841	3,690

		2,002,334

Thailand - 0.5%
Indorama Ventures PCL, NVDR	31,700	29,305
IRPC PCL, NVDR	195,590	27,348
Kasikornbank PCL, NVDR	10,400	59,338
Krung Thai Bank PCL, NVDR	65,100	35,733
PTT Exploration & Production PCL, NVDR	9,500	22,298
PTT PCL, NVDR	6,600	66,542
Siam Commercial Bank PCL, NVDR	11,800	54,542
Thai Oil PCL, NVDR	14,500	29,636

		324,742

Turkey - 0.3%
Akbank TAS	7,892	20,868
Anadolu Efes Biracilik Ve Malt Sanayii AS	535	3,320
Arcelik AS	1,115	7,978
BIM Birlesik Magazalar AS	903	15,480
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	12,282	12,085
Eregli Demir ve Celik Fabrikalari TAS	10,193	15,337
Ford Otomotiv Sanayi AS	737	7,994
Haci Omer Sabanci Holding AS	4,800	14,818
KOC Holding AS	4,517	19,611
TAV Havalimanlari Holding AS	1,987	7,753
Tofas Turk Otomobil Fabrikasi AS	1,198	8,815
Tupras Turkiye Petrol Rafinerileri AS	665	13,019
Turk Hava Yollari AO*	6,933	12,096

Turkcell Iletisim Hizmetleri AS*	3,785	12,709
Turkiye Garanti Bankasi AS	10,771	27,788
Turkiye Halk Bankasi AS	1,166	3,501
Turkiye Is Bankasi, Class C	6,651	10,817
Turkiye Sise ve Cam Fabrikalari AS	8,724	10,089

		224,078

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	6,030	10,540
Aldar Properties PJSC	13,560	10,189
DP World Ltd.	1,392	25,752
Dubai Islamic Bank PJSC	3,024	4,495
Emaar Malls Group PJSC	19,707	14,808
Emaar Properties PJSC	14,688	28,391
Emirates Telecommunications Group Co. PJSC	3,183	17,115
First Gulf Bank PJSC	9,385	29,894
National Bank of Abu Dhabi PJSC	4,563	11,330

		152,514

United Kingdom - 11.8%
3i Group PLC	4,141	33,415
Aberdeen Asset Management PLC	3,906	16,444
Admiral Group PLC	902	24,281
Aggreko PLC	1,113	14,893
Anglo American PLC*	5,723	58,603
ARM Holdings PLC	5,791	128,971
Ashtead Group PLC	1,715	28,488
Associated British Foods PLC	1,490	59,500
AstraZeneca PLC	4,847	312,449
Auto Trader Group PLC, 144A	3,057	14,977
Aviva PLC	15,775	88,743
Babcock International Group PLC	994	13,653
BAE Systems PLC	11,892	84,092
Barclays PLC	67,848	153,465
Barratt Developments PLC	4,004	25,974
Berkeley Group Holdings PLC	441	15,474
BP PLC	73,362	412,218
British American Tobacco PLC	7,079	439,225
British Land Co. PLC REIT	4,205	36,609
BT Group PLC	33,169	168,278
Bunzl PLC	1,339	41,461
Burberry Group PLC	1,807	30,942
Capita PLC	2,507	34,073
Centrica PLC	20,588	62,884
CNH Industrial NV	3,845	28,092
Cobham PLC (a)	4,380	9,300
Compass Group PLC	5,610	106,229
Croda International PLC	605	26,296
Diageo PLC	9,564	264,805
Direct Line Insurance Group PLC	5,305	25,705
Dixons Carphone PLC	3,842	18,702
easyJet PLC	777	11,274
Fiat Chrysler Automobiles NV	4,032	27,862
G4S PLC	6,015	18,214
GKN PLC	6,717	27,431
GlaxoSmithKline PLC	19,174	412,672
Hammerson PLC REIT	2,873	21,882
Hargreaves Lansdown PLC	1,025	17,794
HSBC Holdings PLC	79,114	586,241
ICAP PLC	2,405	15,105
IMI PLC	1,142	15,851
Imperial Brands PLC	3,919	205,514
Inmarsat PLC	1,924	19,479
InterContinental Hotels Group PLC	754	32,288
International Consolidated Airlines Group SA	4,325	21,767
Intertek Group PLC	674	30,897
Intu Properties PLC REIT	3,486	14,465
ITV PLC	17,017	44,848
J Sainsbury PLC (a)	1,398	4,411
Johnson Matthey PLC	815	35,724
Kingfisher PLC	10,132	49,374
Land Securities Group PLC REIT	3,425	49,203
Legal & General Group PLC	22,956	63,394
Lloyds Banking Group PLC	255,630	199,226
London Stock Exchange Group PLC	1,076	38,927
Marks & Spencer Group PLC	6,988	31,631
Meggitt PLC	3,185	19,586

Merlin Entertainments PLC, 144A	2,113	13,321
National Grid PLC	14,732	202,448
Next PLC	637	46,215
Old Mutual PLC	19,750	50,339
Pearson PLC	3,604	40,960
Persimmon PLC	851	20,383
Petrofac Ltd.	1,225	13,376
Provident Financial PLC	443	17,487
Prudential PLC	10,391	186,048
Reckitt Benckiser Group PLC	2,655	256,390
RELX NV	4,493	79,686
RELX PLC	3,298	62,579
Rio Tinto Ltd.	1,780	63,678
Rio Tinto PLC	4,920	148,660
Rolls-Royce Holdings PLC*	7,202	72,821
Royal Bank of Scotland Group PLC*	13,079	34,607
Royal Mail PLC	2,820	19,034
RSA Insurance Group PLC	3,721	24,231
SABMiller PLC	4,154	239,902
Sage Group PLC	4,746	45,183
Schroders PLC	538	19,668
Segro PLC REIT	2,523	15,015
Severn Trent PLC	1,166	36,456
Sky PLC	4,323	48,195
Smith & Nephew PLC	3,506	56,582
Smiths Group PLC	1,625	28,615
SSE PLC	4,107	81,112
St James’s Place PLC	1,642	21,174
Standard Chartered PLC*	13,136	110,742
Standard Life PLC	7,836	37,506
Tate & Lyle PLC	2,285	22,009
Taylor Wimpey PLC	12,088	25,604
Tesco PLC*	31,859	69,593
Travis Perkins PLC	943	20,618
Unilever NV	6,692	306,906
Unilever PLC	5,357	248,248
United Utilities Group PLC	3,120	39,803
Vodafone Group PLC	101,799	307,256
Weir Group PLC	903	17,870
Whitbread PLC	717	39,280
William Hill PLC	3,425	14,311
Wm Morrison Supermarkets PLC (a)	8,924	23,086
Worldpay Group PLC, 144A*	4,640	18,206
WPP PLC	4,463	102,912

		8,141,416

United States (d) - 0.4%
Carnival PLC	725	34,787
Shire PLC	2,883	180,242
Thomson Reuters Corp.	1,207	49,986
Valeant Pharmaceuticals International, Inc.*	1,254	36,423

		301,438

TOTAL COMMON STOCKS
(Cost $69,551,164)		68,007,244

PREFERRED STOCKS - 1.3%
Brazil - 0.7%
Banco Bradesco SA	10,801	97,200
Braskem SA, Class A	820	6,122
Centrais Eletricas Brasileiras SA, Class B*	12	106
Cia Brasileira de Distribuicao	786	12,258
Cia Energetica de Minas Gerais	3,026	8,199
Cia Energetica de Sao Paulo, Class B	920	3,843
Cia Paranaense de Energia	421	4,297
Gerdau SA	4,039	11,357
Itau Unibanco Holding SA	11,215	124,507
Itausa - Investimentos Itau SA	15,041	40,057
Lojas Americanas SA	1,991	11,857
Petroleo Brasileiro SA*	16,216	64,529
Suzano Papel e Celulose SA, Class A	4,096	12,938
Telefonica Brasil SA	1,221	18,410
Vale SA	8,128	36,421

		452,101

Chile - 0.0%
Embotelladora Andina SA, Class B	2,520	9,025
Sociedad Quimica y Minera de Chile SA, Class B	478	12,210

		21,235

Colombia - 0.0%
Bancolombia SA	2,142	20,971
Grupo Aval Acciones y Valores SA	16,003	6,730

		27,701

Germany - 0.4%
Bayerische Motoren Werke AG	238	17,837
FUCHS PETROLUB SE	300	13,646
Henkel AG & Co. KGaA	707	92,782
Porsche Automobil Holding SE	604	30,604
Schaeffler AG	600	9,290
Volkswagen AG	760	105,544

		269,703

South Korea - 0.2%
Amorepacific Corp.	31	6,116
Hyundai Motor Co.	103	8,850
Hyundai Motor Co. - 2nd Preferred	161	14,512
LG Chem Ltd.	49	7,910
Samsung Electronics Co. Ltd.	75	89,058

		126,446

TOTAL PREFERRED STOCKS
(Cost $824,099)		897,186

RIGHTS - 0.0%
Brazil - 0.0%
AES Tiete Energia SA*, expires 09/21/16	27	35

South Korea - 0.0%
Hanwha Corp.*, expires 09/27/16	85	0

TOTAL RIGHTS
(Cost $0)		35

SECURITIES LENDING COLLATERAL - 1.0%
Daily Assets Fund “Capital Shares”, 0.48% (e)(f)
(Cost $682,826)	682,826	682,826

TOTAL INVESTMENTS - 100.7%
(Cost $71,058,089)†		$69,587,291
Other assets and liabilities, net - (0.7%)		(470,991)

NET ASSETS - 100.0%		$69,116,300

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $71,696,690. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $2,109,399. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,490,967 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,600,366.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $639,001, which is 0.9% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Securities are domiciled in the United States and trade on a non-US securities exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended August 31, 2016 is as follows:

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income ($)	Value ($) at 8/31/16
Deutsche Bank AG	99,464	—	(931)	(1,182)	—	81,057

At August 31, 2016 the Deutsche X-trackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

		As a % of Total
		Investments
		excluding
Sector Diversification	Market Value ($)	Securities Lending
Financials	15,184,343	22.0%
Industrials	8,155,042	11.8
Consumer Discretionary	7,825,028	11.4
Consumer Staples	7,479,351	10.9
Information Technology	6,454,139	9.3
Health Care	5,961,144	8.6
Materials	5,208,877	7.6
Energy	4,410,073	6.4
Telecommunication Services	3,435,769	5.0
Real Estate	2,463,056	3.6
Utilities	2,327,643	3.4

Total	68,904,465	100.0%

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(g)
Bank of Montreal	9/6/2016	AUD	103,800	USD	78,805	$806
JP Morgan & Chase Co.	9/6/2016	AUD	2,528,107	USD	1,919,268	19,558
State Street Bank & Trust Co.	9/6/2016	AUD	355,000	USD	269,511	2,752
State Street Bank & Trust Co.	9/6/2016	AUD	1,528,800	USD	1,160,688	11,893
State Street Bank & Trust Co.	9/6/2016	AUD	54,000	USD	40,952	375
The Bank of Nova Scotia	9/6/2016	AUD	452,300	USD	343,391	3,516
JP Morgan & Chase Co.	9/6/2016	BRL	651,530	USD	198,057	(3,345)
State Street Bank & Trust Co.	9/6/2016	BRL	320,000	USD	97,874	(1,045)
State Street Bank & Trust Co.	9/6/2016	BRL	49,000	USD	14,930	(217)
State Street Bank & Trust Co.	9/6/2016	BRL	407,000	USD	124,484	(1,329)
The Bank of New York Mellon	9/6/2016	BRL	2,179,338	USD	666,260	(7,423)
The Bank of New York Mellon	9/6/2016	BRL	303,856	USD	91,855	(2,074)
Bank of Montreal	9/6/2016	CAD	154,000	USD	118,116	681
JP Morgan & Chase Co.	9/6/2016	CAD	95,000	USD	72,866	422
State Street Bank & Trust Co.	9/6/2016	CAD	1,736,300	USD	1,331,738	7,691
State Street Bank & Trust Co.	9/6/2016	CAD	237,000	USD	181,769	1,041
State Street Bank & Trust Co.	9/6/2016	CAD	69,000	USD	52,856	239
The Bank of New York Mellon	9/6/2016	CAD	84,200	USD	64,588	380
The Bank of Nova Scotia	9/6/2016	CAD	3,826,788	USD	2,935,104	16,916
Bank of Montreal	9/6/2016	CHF	98,800	USD	102,407	1,916

State Street Bank & Trust Co.	9/6/2016	CHF	68,000	USD	70,244	1,080
State Street Bank & Trust Co.	9/6/2016	CHF	55,000	USD	57,006	1,065
State Street Bank & Trust Co.	9/6/2016	CHF	1,648,974	USD	1,709,216	32,020
The Bank of New York Mellon	9/6/2016	CHF	22,300	USD	23,121	439
The Bank of Nova Scotia	9/6/2016	CHF	2,523,596	USD	2,615,532	48,746
Bank of Montreal	9/6/2016	CLP	4,126,000	USD	6,244	186
JP Morgan & Chase Co.	9/6/2016	CLP	95,944,000	USD	146,323	5,444
State Street Bank & Trust Co.	9/6/2016	CLP	43,465,280	USD	66,359	2,537
State Street Bank & Trust Co.	9/6/2016	CLP	6,728,000	USD	10,272	393
Bank of Montreal	9/6/2016	COP	4,457,000	USD	1,429	(69)
JP Morgan & Chase Co.	9/6/2016	COP	124,064,000	USD	40,054	(1,636)
State Street Bank & Trust Co.	9/6/2016	COP	14,418,780	USD	4,651	(194)
Bank of Montreal	9/6/2016	CZK	23,100	USD	956	2
JP Morgan & Chase Co.	9/6/2016	CZK	682,000	USD	28,220	67
State Street Bank & Trust Co.	9/6/2016	CZK	393,000	USD	16,262	39
The Bank of Nova Scotia	9/6/2016	CZK	54,800	USD	2,296	33
Bank of Montreal	9/6/2016	DKK	184,000	USD	27,699	113
State Street Bank & Trust Co.	9/6/2016	DKK	299,000	USD	45,011	184
State Street Bank & Trust Co.	9/6/2016	DKK	57,000	USD	8,566	20
State Street Bank & Trust Co.	9/6/2016	DKK	2,056,500	USD	309,598	1,279
The Bank of New York Mellon	9/6/2016	DKK	125,000	USD	18,821	81
The Bank of Nova Scotia	9/6/2016	DKK	4,003,400	USD	602,699	2,493
Bank of Montreal	9/6/2016	EUR	367,500	USD	411,493	1,455
State Street Bank & Trust Co.	9/6/2016	EUR	114,000	USD	127,439	243
State Street Bank & Trust Co.	9/6/2016	EUR	642,000	USD	718,826	2,514
State Street Bank & Trust Co.	9/6/2016	EUR	4,041,636	USD	4,525,508	16,051
The Bank of New York Mellon	9/6/2016	EUR	83,400	USD	93,399	345
The Bank of Nova Scotia	9/6/2016	EUR	7,541,626	USD	8,444,472	29,899
Bank of Montreal	9/6/2016	GBP	51,300	USD	68,146	771
JP Morgan & Chase Co.	9/6/2016	GBP	3,670,736	USD	4,875,967	55,008
State Street Bank & Trust Co.	9/6/2016	GBP	2,787,153	USD	3,702,387	41,881
State Street Bank & Trust Co.	9/6/2016	GBP	455,000	USD	604,384	6,810
State Street Bank & Trust Co.	9/6/2016	GBP	83,000	USD	109,890	882
The Bank of Nova Scotia	9/6/2016	GBP	7,700	USD	10,084	(29)
Bank of Montreal	9/6/2016	HKD	1,020,000	USD	131,494	1
JP Morgan & Chase Co.	9/6/2016	HKD	22,141,796	USD	2,854,446	38
State Street Bank & Trust Co.	9/6/2016	HKD	2,911,000	USD	375,258	(14)
State Street Bank & Trust Co.	9/6/2016	HKD	6,585,200	USD	848,942	11
The Bank of New York Mellon	9/6/2016	HKD	6,008,500	USD	774,631	45
The Bank of Nova Scotia	9/6/2016	HKD	140,900	USD	18,164	0
Bank of Montreal	9/6/2016	HUF	583,500	USD	2,098	(4)
JP Morgan & Chase Co.	9/6/2016	HUF	9,318,500	USD	33,504	(63)
State Street Bank & Trust Co.	9/6/2016	HUF	342,400	USD	1,234	0
State Street Bank & Trust Co.	9/6/2016	HUF	6,326,900	USD	22,747	(44)
The Bank of Nova Scotia	9/6/2016	HUF	741,900	USD	2,668	(5)
Bank of Montreal	9/6/2016	IDR	137,191,500	USD	10,454	121
JP Morgan & Chase Co.	9/6/2016	IDR	2,917,359,000	USD	222,004	2,278
State Street Bank & Trust Co.	9/6/2016	IDR	346,257,000	USD	26,341	262
State Street Bank & Trust Co.	9/6/2016	IDR	2,869,062,500	USD	218,263	2,173

Bank of Montreal	9/6/2016	ILS	34,700	USD	9,108	(80)
JP Morgan & Chase Co.	9/6/2016	ILS	686,798	USD	180,278	(1,576)
State Street Bank & Trust Co.	9/6/2016	ILS	550,800	USD	144,556	(1,288)
State Street Bank & Trust Co.	9/6/2016	ILS	62,000	USD	16,270	(147)
The Bank of Nova Scotia	9/6/2016	ILS	5,000	USD	1,312	(11)
Bank of Montreal	9/6/2016	INR	1,292,500	USD	19,333	54
JP Morgan & Chase Co.	9/6/2016	INR	23,679,246	USD	352,527	(677)
State Street Bank & Trust Co.	9/6/2016	INR	686,000	USD	10,228	(4)
State Street Bank & Trust Co.	9/6/2016	INR	26,695,731	USD	398,028	(171)
Bank of Montreal	9/6/2016	JPY	24,861,600	USD	242,865	2,507
JP Morgan & Chase Co.	9/6/2016	JPY	700,391,722	USD	6,841,533	70,257
State Street Bank & Trust Co.	9/6/2016	JPY	55,622,000	USD	543,329	5,585
State Street Bank & Trust Co.	9/6/2016	JPY	26,260,000	USD	257,207	3,330
State Street Bank & Trust Co.	9/6/2016	JPY	297,278,273	USD	2,904,018	29,979
The Bank of New York Mellon	9/6/2016	JPY	8,427,000	USD	82,333	862
The Bank of Nova Scotia	9/6/2016	JPY	60,474,000	USD	590,722	6,069
Bank of Montreal	9/6/2016	KRW	68,934,500	USD	61,991	168
JP Morgan & Chase Co.	9/6/2016	KRW	1,553,631,000	USD	1,395,832	2,478
State Street Bank & Trust Co.	9/6/2016	KRW	9,651,000	USD	8,663	7
State Street Bank & Trust Co.	9/6/2016	KRW	1,034,603,011	USD	929,562	1,692
State Street Bank & Trust Co.	9/6/2016	KRW	91,060,000	USD	81,815	149
Bank of Montreal	9/6/2016	MXN	82,000	USD	4,360	2
JP Morgan & Chase Co.	9/6/2016	MXN	5,615,493	USD	298,602	184
State Street Bank & Trust Co.	9/6/2016	MXN	102,000	USD	5,409	(11)
State Street Bank & Trust Co.	9/6/2016	MXN	1,651,400	USD	86,958	(801)
State Street Bank & Trust Co.	9/6/2016	MXN	5,854,500	USD	311,275	156
State Street Bank & Trust Co.	9/6/2016	MXN	366,000	USD	19,458	8
The Bank of New York Mellon	9/6/2016	MXN	184,300	USD	9,801	7
Bank of Montreal	9/6/2016	MYR	59,000	USD	14,551	8
JP Morgan & Chase Co.	9/6/2016	MYR	1,419,000	USD	350,518	742
State Street Bank & Trust Co.	9/6/2016	MYR	529,423	USD	131,062	562
State Street Bank & Trust Co.	9/6/2016	MYR	19,000	USD	4,704	20
Bank of Montreal	9/6/2016	NOK	60,500	USD	7,183	(77)
JP Morgan & Chase Co.	9/6/2016	NOK	1,468,000	USD	174,299	(1,875)
State Street Bank & Trust Co.	9/6/2016	NOK	41,000	USD	4,868	(53)
State Street Bank & Trust Co.	9/6/2016	NOK	701,500	USD	83,288	(899)
State Street Bank & Trust Co.	9/6/2016	NOK	40,000	USD	4,739	(62)
The Bank of New York Mellon	9/6/2016	NOK	308,300	USD	36,617	(382)
Bank of Montreal	9/6/2016	NZD	1,500	USD	1,080	(8)
JP Morgan & Chase Co.	9/6/2016	NZD	49,016	USD	35,293	(264)
State Street Bank & Trust Co.	9/6/2016	NZD	20,200	USD	14,613	(40)
State Street Bank & Trust Co.	9/6/2016	NZD	19,000	USD	13,680	(103)
State Street Bank & Trust Co.	9/6/2016	NZD	140,100	USD	100,874	(757)
The Bank of Nova Scotia	9/6/2016	NZD	13,500	USD	9,720	(73)
Bank of Montreal	9/6/2016	PHP	303,500	USD	6,438	(75)
JP Morgan & Chase Co.	9/6/2016	PHP	5,613,000	USD	118,889	(1,551)
State Street Bank & Trust Co.	9/6/2016	PHP	8,427,500	USD	178,662	(2,169)
State Street Bank & Trust Co.	9/6/2016	PHP	380,000	USD	8,056	(98)
JP Morgan & Chase Co.	9/6/2016	PLN	744,892	USD	191,061	496

JP Morgan & Chase Co.	9/6/2016	RUB	6,778,000	USD	101,540	(1,964)
State Street Bank & Trust Co.	9/6/2016	RUB	6,653,516	USD	99,693	(1,910)
State Street Bank & Trust Co.	9/6/2016	RUB	352,000	USD	5,274	(101)
State Street Bank & Trust Co.	9/6/2016	RUB	275,000	USD	4,125	(74)
Bank of Montreal	9/6/2016	SEK	271,000	USD	31,809	143
JP Morgan & Chase Co.	9/6/2016	SEK	6,362,000	USD	746,740	3,344
State Street Bank & Trust Co.	9/6/2016	SEK	562,000	USD	65,962	293
State Street Bank & Trust Co.	9/6/2016	SEK	3,457,600	USD	405,841	1,822
State Street Bank & Trust Co.	9/6/2016	SEK	147,000	USD	17,204	27
The Bank of New York Mellon	9/6/2016	SEK	388,700	USD	45,638	218
Bank of Montreal	9/6/2016	SGD	18,200	USD	13,545	187
JP Morgan & Chase Co.	9/6/2016	SGD	509,207	USD	378,999	5,261
State Street Bank & Trust Co.	9/6/2016	SGD	7,000	USD	5,209	71
State Street Bank & Trust Co.	9/6/2016	SGD	183,000	USD	136,200	1,886
State Street Bank & Trust Co.	9/6/2016	SGD	31,000	USD	23,070	317
The Bank of Nova Scotia	9/6/2016	SGD	115,700	USD	86,112	1,193
Bank of Montreal	9/6/2016	THB	293,000	USD	8,414	(50)
State Street Bank & Trust Co.	9/6/2016	THB	250,000	USD	7,172	(50)
State Street Bank & Trust Co.	9/6/2016	THB	7,352,000	USD	211,170	(1,197)
State Street Bank & Trust Co.	9/6/2016	THB	2,957,931	USD	84,960	(481)
Bank of Montreal	9/6/2016	TRY	23,000	USD	7,627	(139)
JP Morgan & Chase Co.	9/6/2016	TRY	291,646	USD	96,710	(1,770)
State Street Bank & Trust Co.	9/6/2016	TRY	322,600	USD	106,968	(1,964)
The Bank of Nova Scotia	9/6/2016	TRY	23,700	USD	7,863	(140)
Bank of Montreal	9/6/2016	TWD	1,310,500	USD	41,107	(200)
JP Morgan & Chase Co.	9/6/2016	TWD	22,001,297	USD	692,736	(747)
State Street Bank & Trust Co.	9/6/2016	TWD	36,596,150	USD	1,152,090	(1,424)
State Street Bank & Trust Co.	9/6/2016	TWD	4,399,000	USD	138,486	(171)
Bank of Montreal	9/6/2016	USD	78,003	AUD	103,800	(4)
Bank of Montreal	9/6/2016	USD	117,385	CAD	154,000	50
Bank of Montreal	9/6/2016	USD	100,575	CHF	98,800	(84)
Bank of Montreal	9/6/2016	USD	6,077	CLP	4,126,000	(19)
Bank of Montreal	9/6/2016	USD	1,506	COP	4,457,000	(8)
Bank of Montreal	9/6/2016	USD	952	CZK	23,100	1
Bank of Montreal	9/6/2016	USD	27,529	DKK	184,000	57
Bank of Montreal	9/6/2016	USD	409,364	EUR	367,500	675
Bank of Montreal	9/6/2016	USD	67,191	GBP	51,300	183
Bank of Montreal	9/6/2016	USD	131,504	HKD	1,020,000	(11)
Bank of Montreal	9/6/2016	USD	2,099	HUF	583,500	3
Bank of Montreal	9/6/2016	USD	10,323	IDR	137,191,500	10
Bank of Montreal	9/6/2016	USD	9,174	ILS	34,700	14
Bank of Montreal	9/6/2016	USD	19,288	INR	1,292,500	(9)
Bank of Montreal	9/6/2016	USD	240,388	JPY	24,861,600	(29)
Bank of Montreal	9/6/2016	USD	61,659	KRW	68,934,500	164
Bank of Montreal	9/6/2016	USD	4,344	MXN	82,000	13
Bank of Montreal	9/6/2016	USD	14,425	MYR	59,000	118
Bank of Montreal	9/6/2016	USD	7,253	NOK	60,500	7
Bank of Montreal	9/6/2016	USD	1,088	NZD	1,500	0
Bank of Montreal	9/6/2016	USD	6,509	PHP	303,500	4

Bank of Montreal	9/6/2016	USD	31,605	SEK	271,000	61
Bank of Montreal	9/6/2016	USD	13,355	SGD	18,200	3
Bank of Montreal	9/6/2016	USD	8,464	THB	293,000	(1)
Bank of Montreal	9/6/2016	USD	7,765	TRY	23,000	2
Bank of Montreal	9/6/2016	USD	41,250	TWD	1,310,500	57
JP Morgan & Chase Co.	9/6/2016	USD	1,856,602	AUD	2,470,607	(100)
JP Morgan & Chase Co.	9/6/2016	USD	43,652	AUD	57,500	(445)
JP Morgan & Chase Co.	9/6/2016	USD	200,458	BRL	651,530	944
JP Morgan & Chase Co.	9/6/2016	USD	72,408	CAD	95,000	36
JP Morgan & Chase Co.	9/6/2016	USD	141,292	CLP	95,944,000	(413)
JP Morgan & Chase Co.	9/6/2016	USD	41,954	COP	124,064,000	(264)
JP Morgan & Chase Co.	9/6/2016	USD	9,435	CZK	228,900	14
JP Morgan & Chase Co.	9/6/2016	USD	18,749	CZK	453,100	(45)
JP Morgan & Chase Co.	9/6/2016	USD	4,781,892	GBP	3,651,136	13,325
JP Morgan & Chase Co.	9/6/2016	USD	26,035	GBP	19,600	(294)
JP Morgan & Chase Co.	9/6/2016	USD	2,854,520	HKD	22,141,796	(112)
JP Morgan & Chase Co.	9/6/2016	USD	33,520	HUF	9,318,500	48
JP Morgan & Chase Co.	9/6/2016	USD	219,433	IDR	2,917,359,000	294
JP Morgan & Chase Co.	9/6/2016	USD	181,568	ILS	686,798	287
JP Morgan & Chase Co.	9/6/2016	USD	353,353	INR	23,679,246	(149)
JP Morgan & Chase Co.	9/6/2016	USD	6,771,322	JPY	700,391,722	(46)
JP Morgan & Chase Co.	9/6/2016	USD	1,390,896	KRW	1,553,631,000	2,458
JP Morgan & Chase Co.	9/6/2016	USD	297,506	MXN	5,615,493	913
JP Morgan & Chase Co.	9/6/2016	USD	347,054	MYR	1,419,000	2,721
JP Morgan & Chase Co.	9/6/2016	USD	175,997	NOK	1,468,000	178
JP Morgan & Chase Co.	9/6/2016	USD	35,555	NZD	49,016	2
JP Morgan & Chase Co.	9/6/2016	USD	120,262	PHP	5,613,000	178
JP Morgan & Chase Co.	9/6/2016	USD	9,747	PLN	38,000	(25)
JP Morgan & Chase Co.	9/6/2016	USD	1,719	PLN	6,700	(4)
JP Morgan & Chase Co.	9/6/2016	USD	179,003	PLN	700,192	127
JP Morgan & Chase Co.	9/6/2016	USD	103,498	RUB	6,778,000	6
JP Morgan & Chase Co.	9/6/2016	USD	741,846	SEK	6,362,000	1,550
JP Morgan & Chase Co.	9/6/2016	USD	371,606	SGD	506,407	76
JP Morgan & Chase Co.	9/6/2016	USD	2,084	SGD	2,800	(29)
JP Morgan & Chase Co.	9/6/2016	USD	1,426	TRY	4,300	26
JP Morgan & Chase Co.	9/6/2016	USD	97,003	TRY	287,346	24
JP Morgan & Chase Co.	9/6/2016	USD	692,845	TWD	22,001,297	638
JP Morgan & Chase Co.	9/6/2016	USD	110,334	ZAR	1,624,732	43
State Street Bank & Trust Co.	9/6/2016	USD	33,676	AUD	44,300	(387)
State Street Bank & Trust Co.	9/6/2016	USD	2,973	AUD	3,900	(43)
State Street Bank & Trust Co.	9/6/2016	USD	1,419,993	AUD	1,889,600	(80)
State Street Bank & Trust Co.	9/6/2016	USD	239,854	BRL	776,000	25
State Street Bank & Trust Co.	9/6/2016	USD	1,462,810	CAD	1,919,200	711
State Street Bank & Trust Co.	9/6/2016	USD	10,377	CAD	13,600	(6)
State Street Bank & Trust Co.	9/6/2016	USD	83,781	CAD	109,500	(280)
State Street Bank & Trust Co.	9/6/2016	USD	55,792	CHF	54,200	(664)
State Street Bank & Trust Co.	9/6/2016	USD	1,748,611	CHF	1,717,774	(1,438)
State Street Bank & Trust Co.	9/6/2016	USD	73,868	CLP	50,193,280	(167)
State Street Bank & Trust Co.	9/6/2016	USD	4,875	COP	14,418,780	(30)

State Street Bank & Trust Co.	9/6/2016	USD	16,196	CZK	393,000	27
State Street Bank & Trust Co.	9/6/2016	USD	1,333	DKK	8,900	1
State Street Bank & Trust Co.	9/6/2016	USD	342,115	DKK	2,285,800	581
State Street Bank & Trust Co.	9/6/2016	USD	17,798	DKK	117,800	(137)
State Street Bank & Trust Co.	9/6/2016	USD	75,000	EUR	67,177	(47)
State Street Bank & Trust Co.	9/6/2016	USD	55,186	EUR	49,100	(402)
State Street Bank & Trust Co.	9/6/2016	USD	5,215,282	EUR	4,681,359	7,946
State Street Bank & Trust Co.	9/6/2016	USD	4,347,463	GBP	3,319,353	12,008
State Street Bank & Trust Co.	9/6/2016	USD	6,684	GBP	5,000	(117)
State Street Bank & Trust Co.	9/6/2016	USD	1,066	GBP	800	(15)
State Street Bank & Trust Co.	9/6/2016	USD	1,766	HKD	13,700	0
State Street Bank & Trust Co.	9/6/2016	USD	1,197,407	HKD	9,287,600	(97)
State Street Bank & Trust Co.	9/6/2016	USD	25,123	HKD	194,900	3
State Street Bank & Trust Co.	9/6/2016	USD	23,990	HUF	6,669,300	34
State Street Bank & Trust Co.	9/6/2016	USD	242,117	IDR	3,215,319,500	51
State Street Bank & Trust Co.	9/6/2016	USD	157,304	ILS	595,000	244
State Street Bank & Trust Co.	9/6/2016	USD	4,674	ILS	17,800	39
State Street Bank & Trust Co.	9/6/2016	USD	408,622	INR	27,381,731	(190)
State Street Bank & Trust Co.	9/6/2016	USD	73,242	JPY	7,404,800	(1,654)
State Street Bank & Trust Co.	9/6/2016	USD	4,480	JPY	451,600	(114)
State Street Bank & Trust Co.	9/6/2016	USD	100,000	JPY	10,104,500	(2,311)
State Street Bank & Trust Co.	9/6/2016	USD	3,489,559	JPY	360,905,173	(385)
State Street Bank & Trust Co.	9/6/2016	USD	2,909	JPY	294,200	(65)
State Street Bank & Trust Co.	9/6/2016	USD	1,015,714	KRW	1,135,314,011	2,478
State Street Bank & Trust Co.	9/6/2016	USD	362,317	MXN	6,838,800	1,110
State Street Bank & Trust Co.	9/6/2016	USD	59,901	MXN	1,135,100	420
State Street Bank & Trust Co.	9/6/2016	USD	134,023	MYR	548,423	1,160
State Street Bank & Trust Co.	9/6/2016	USD	3,177	NOK	26,800	40
State Street Bank & Trust Co.	9/6/2016	USD	90,601	NOK	755,700	91
State Street Bank & Trust Co.	9/6/2016	USD	130,062	NZD	179,300	5
State Street Bank & Trust Co.	9/6/2016	USD	188,800	PHP	8,807,500	186
State Street Bank & Trust Co.	9/6/2016	USD	111,495	RUB	7,280,516	(317)
State Street Bank & Trust Co.	9/6/2016	USD	3,461	SEK	29,400	(25)
State Street Bank & Trust Co.	9/6/2016	USD	3,359	SEK	28,600	(17)
State Street Bank & Trust Co.	9/6/2016	USD	479,166	SEK	4,108,600	922
State Street Bank & Trust Co.	9/6/2016	USD	15,523	SGD	20,800	(256)
State Street Bank & Trust Co.	9/6/2016	USD	146,901	SGD	200,200	37
State Street Bank & Trust Co.	9/6/2016	USD	304,905	THB	10,559,931	125
State Street Bank & Trust Co.	9/6/2016	USD	2,501	TRY	7,600	65
State Street Bank & Trust Co.	9/6/2016	USD	7,630	TRY	23,000	136
State Street Bank & Trust Co.	9/6/2016	USD	98,578	TRY	292,000	21
State Street Bank & Trust Co.	9/6/2016	USD	1,292,000	TWD	40,995,150	171
State Street Bank & Trust Co.	9/6/2016	USD	304,177	ZAR	4,479,100	113
State Street Bank & Trust Co.	9/6/2016	USD	12,292	ZAR	169,800	(756)
The Bank of New York Mellon	9/6/2016	USD	75,229	BRL	246,000	815
The Bank of New York Mellon	9/6/2016	USD	691,816	BRL	2,237,194	(248)
The Bank of New York Mellon	9/6/2016	USD	64,174	CAD	84,200	34
The Bank of New York Mellon	9/6/2016	USD	22,696	CHF	22,300	(14)
The Bank of New York Mellon	9/6/2016	USD	18,705	DKK	125,000	35

The Bank of New York Mellon	9/6/2016	USD	92,887	EUR	83,400	167
The Bank of New York Mellon	9/6/2016	USD	774,616	HKD	6,008,500	(30)
The Bank of New York Mellon	9/6/2016	USD	81,471	JPY	8,427,000	(1)
The Bank of New York Mellon	9/6/2016	USD	9,767	MXN	184,300	27
The Bank of New York Mellon	9/6/2016	USD	36,962	NOK	308,300	38
The Bank of New York Mellon	9/6/2016	USD	45,325	SEK	388,700	95
The Bank of New York Mellon	9/6/2016	USD	710,795	ZAR	10,458,740	(274)
The Bank of Nova Scotia	9/6/2016	USD	339,908	AUD	452,300	(34)
The Bank of Nova Scotia	9/6/2016	USD	13,799	CAD	17,800	(225)
The Bank of Nova Scotia	9/6/2016	USD	2,902,927	CAD	3,808,988	1,687
The Bank of Nova Scotia	9/6/2016	USD	2,568,284	CHF	2,523,596	(1,498)
The Bank of Nova Scotia	9/6/2016	USD	2,256	CZK	54,800	6
The Bank of Nova Scotia	9/6/2016	USD	599,049	DKK	4,003,400	1,157
The Bank of Nova Scotia	9/6/2016	USD	8,395,024	EUR	7,538,026	15,532
The Bank of Nova Scotia	9/6/2016	USD	4,077	EUR	3,600	(60)
The Bank of Nova Scotia	9/6/2016	USD	10,159	GBP	7,700	(46)
The Bank of Nova Scotia	9/6/2016	USD	18,176	HKD	140,900	(12)
The Bank of Nova Scotia	9/6/2016	USD	2,667	HUF	741,900	6
The Bank of Nova Scotia	9/6/2016	USD	1,322	ILS	5,000	2
The Bank of Nova Scotia	9/6/2016	USD	584,628	JPY	60,474,000	25
The Bank of Nova Scotia	9/6/2016	USD	9,794	NZD	13,500	(1)
The Bank of Nova Scotia	9/6/2016	USD	79,462	SGD	108,300	26
The Bank of Nova Scotia	9/6/2016	USD	5,478	SGD	7,400	(46)
The Bank of Nova Scotia	9/6/2016	USD	8,008	TRY	23,700	(6)
JP Morgan & Chase Co.	9/6/2016	ZAR	1,624,732	USD	116,377	5,999
State Street Bank & Trust Co.	9/6/2016	ZAR	309,900	USD	21,973	920
State Street Bank & Trust Co.	9/6/2016	ZAR	744,000	USD	53,290	2,746
State Street Bank & Trust Co.	9/6/2016	ZAR	427,000	USD	30,503	1,495
State Street Bank & Trust Co.	9/6/2016	ZAR	3,168,000	USD	226,933	11,713
The Bank of New York Mellon	9/6/2016	ZAR	10,458,740	USD	749,408	38,888
State Street Bank & Trust Co.	9/7/2016	AED	333,800	USD	90,857	(19)
State Street Bank & Trust Co.	9/7/2016	AED	50,000	USD	13,609	(3)
State Street Bank & Trust Co.	9/7/2016	AED	60,000	USD	16,331	(3)
State Street Bank & Trust Co.	9/7/2016	AED	33,000	USD	8,981	(3)
JP Morgan & Chase Co.	9/7/2016	EGP	457,000	USD	46,255	(4,082)
The Bank of Nova Scotia	9/7/2016	EGP	93,000	USD	9,738	(505)
State Street Bank & Trust Co.	9/7/2016	QAR	22,000	USD	6,038	(3)
State Street Bank & Trust Co.	9/7/2016	QAR	328,100	USD	90,044	(48)
State Street Bank & Trust Co.	9/7/2016	QAR	41,000	USD	11,252	(6)
JP Morgan & Chase Co.	9/7/2016	USD	11,538	EGP	114,000	1,018
JP Morgan & Chase Co.	9/7/2016	USD	39,066	EGP	343,000	(1,286)
State Street Bank & Trust Co.	9/7/2016	USD	129,809	AED	476,800	(2)
State Street Bank & Trust Co.	9/7/2016	USD	107,405	QAR	391,100	(14)
The Bank of Nova Scotia	9/7/2016	USD	10,592	EGP	93,000	(349)
State Street Bank & Trust Co.	10/5/2016	AED	476,800	USD	129,795	(2)
JP Morgan & Chase Co.	10/5/2016	BRL	651,530	USD	198,607	(1,050)
State Street Bank & Trust Co.	10/5/2016	BRL	79,000	USD	24,185	(24)
State Street Bank & Trust Co.	10/5/2016	BRL	776,000	USD	237,563	(237)
State Street Bank & Trust Co.	10/5/2016	BRL	32,000	USD	9,790	(16)

The Bank of New York Mellon	10/5/2016	BRL	2,237,194	USD	684,618	(956)
Bank of Montreal	10/5/2016	CAD	154,000	USD	117,391	(62)
JP Morgan & Chase Co.	10/5/2016	CAD	95,000	USD	72,418	(37)
State Street Bank & Trust Co.	10/5/2016	CAD	29,000	USD	22,105	(13)
State Street Bank & Trust Co.	10/5/2016	CAD	1,919,200	USD	1,462,972	(772)
The Bank of New York Mellon	10/5/2016	CAD	84,200	USD	64,182	(36)
The Bank of Nova Scotia	10/5/2016	CAD	3,808,988	USD	2,903,237	(1,819)
Bank of Montreal	10/5/2016	CHF	98,800	USD	100,750	77
State Street Bank & Trust Co.	10/5/2016	CHF	7,000	USD	7,138	6
State Street Bank & Trust Co.	10/5/2016	CHF	1,717,774	USD	1,751,794	1,457
The Bank of New York Mellon	10/5/2016	CHF	22,300	USD	22,737	14
The Bank of Nova Scotia	10/5/2016	CHF	2,523,596	USD	2,572,893	1,458
Bank of Montreal	10/5/2016	CLP	4,126,000	USD	6,076	32
JP Morgan & Chase Co.	10/5/2016	CLP	95,944,000	USD	140,881	343
State Street Bank & Trust Co.	10/5/2016	CLP	8,574,000	USD	12,590	31
State Street Bank & Trust Co.	10/5/2016	CLP	50,193,280	USD	73,705	183
Bank of Montreal	10/5/2016	COP	4,457,000	USD	1,506	17
JP Morgan & Chase Co.	10/5/2016	COP	124,064,000	USD	41,715	263
State Street Bank & Trust Co.	10/5/2016	COP	14,418,780	USD	4,850	32
Bank of Montreal	10/5/2016	CZK	23,100	USD	953	(2)
JP Morgan & Chase Co.	10/5/2016	CZK	228,900	USD	9,443	(17)
State Street Bank & Trust Co.	10/5/2016	CZK	393,000	USD	16,212	(29)
The Bank of Nova Scotia	10/5/2016	CZK	54,800	USD	2,259	(6)
Bank of Montreal	10/5/2016	DKK	184,000	USD	27,573	(50)
State Street Bank & Trust Co.	10/5/2016	DKK	2,285,800	USD	342,535	(617)
The Bank of New York Mellon	10/5/2016	DKK	125,000	USD	18,728	(38)
The Bank of Nova Scotia	10/5/2016	DKK	4,003,400	USD	599,781	(1,222)
JP Morgan & Chase Co.	10/5/2016	EGP	343,000	USD	34,129	(508)
The Bank of Nova Scotia	10/5/2016	EGP	93,000	USD	9,968	576
Bank of Montreal	10/5/2016	EUR	367,500	USD	409,880	(687)
State Street Bank & Trust Co.	10/5/2016	EUR	4,681,359	USD	5,221,948	(8,018)
State Street Bank & Trust Co.	10/5/2016	EUR	269,000	USD	300,006	(518)
The Bank of New York Mellon	10/5/2016	EUR	83,400	USD	93,005	(168)
The Bank of Nova Scotia	10/5/2016	EUR	7,538,026	USD	8,405,728	(15,677)
Bank of Montreal	10/5/2016	GBP	51,300	USD	67,240	(183)
JP Morgan & Chase Co.	10/5/2016	GBP	3,651,136	USD	4,785,215	(13,418)
State Street Bank & Trust Co.	10/5/2016	GBP	69,000	USD	90,446	(240)
State Street Bank & Trust Co.	10/5/2016	GBP	3,319,353	USD	4,350,636	(11,940)
Bank of Montreal	10/5/2016	HKD	1,020,000	USD	131,541	7
JP Morgan & Chase Co.	10/5/2016	HKD	22,141,796	USD	2,855,293	(20)
State Street Bank & Trust Co.	10/5/2016	HKD	1,512,000	USD	194,982	1
State Street Bank & Trust Co.	10/5/2016	HKD	9,287,600	USD	1,197,754	65
The Bank of New York Mellon	10/5/2016	HKD	6,008,500	USD	774,841	11
Bank of Montreal	10/5/2016	HUF	583,500	USD	2,099	(3)
JP Morgan & Chase Co.	10/5/2016	HUF	9,318,500	USD	33,522	(52)
State Street Bank & Trust Co.	10/5/2016	HUF	1,329,000	USD	4,780	(8)
State Street Bank & Trust Co.	10/5/2016	HUF	6,669,300	USD	23,992	(37)
The Bank of Nova Scotia	10/5/2016	HUF	741,900	USD	2,669	(4)
Bank of Montreal	10/5/2016	IDR	137,191,500	USD	10,296	8

JP Morgan & Chase Co.	10/5/2016	IDR	2,917,359,000	USD	218,447	(311)
State Street Bank & Trust Co.	10/5/2016	IDR	3,215,319,500	USD	240,938	(163)
Bank of Montreal	10/5/2016	INR	1,292,500	USD	19,219	38
JP Morgan & Chase Co.	10/5/2016	INR	23,679,246	USD	351,742	332
State Street Bank & Trust Co.	10/5/2016	INR	27,381,731	USD	406,861	504
Bank of Montreal	10/5/2016	JPY	24,861,600	USD	240,706	28
JP Morgan & Chase Co.	10/5/2016	JPY	700,391,722	USD	6,780,073	(218)
State Street Bank & Trust Co.	10/5/2016	JPY	360,905,173	USD	3,494,353	534
The Bank of New York Mellon	10/5/2016	JPY	8,427,000	USD	81,585	6
The Bank of Nova Scotia	10/5/2016	JPY	60,474,000	USD	585,409	(23)
Bank of Montreal	10/5/2016	MXN	82,000	USD	4,332	(13)
JP Morgan & Chase Co.	10/5/2016	MXN	5,615,493	USD	296,696	(885)
State Street Bank & Trust Co.	10/5/2016	MXN	195,000	USD	10,304	(30)
State Street Bank & Trust Co.	10/5/2016	MXN	6,838,800	USD	361,316	(1,092)
The Bank of New York Mellon	10/5/2016	MXN	184,300	USD	9,739	(27)
Bank of Montreal	10/5/2016	NOK	60,500	USD	7,254	(7)
JP Morgan & Chase Co.	10/5/2016	NOK	1,468,000	USD	176,007	(178)
State Street Bank & Trust Co.	10/5/2016	NOK	755,700	USD	90,604	(93)
The Bank of New York Mellon	10/5/2016	NOK	308,300	USD	36,963	(39)
Bank of Montreal	10/5/2016	NZD	1,500	USD	1,087	0
JP Morgan & Chase Co.	10/5/2016	NZD	49,016	USD	35,509	(4)
State Street Bank & Trust Co.	10/5/2016	NZD	179,300	USD	129,894	(11)
The Bank of Nova Scotia	10/5/2016	NZD	13,500	USD	9,781	0
Bank of Montreal	10/5/2016	PHP	303,500	USD	6,509	3
JP Morgan & Chase Co.	10/5/2016	PHP	5,613,000	USD	120,162	(162)
State Street Bank & Trust Co.	10/5/2016	PHP	8,807,500	USD	188,678	(125)
JP Morgan & Chase Co.	10/5/2016	PLN	700,192	USD	178,883	(137)
State Street Bank & Trust Co.	10/5/2016	PLN	34,000	USD	8,686	(7)
State Street Bank & Trust Co.	10/5/2016	QAR	23,000	USD	6,312	0
State Street Bank & Trust Co.	10/5/2016	QAR	391,100	USD	107,334	(3)
JP Morgan & Chase Co.	10/5/2016	RUB	6,778,000	USD	102,761	25
State Street Bank & Trust Co.	10/5/2016	RUB	1,109,000	USD	16,862	52
State Street Bank & Trust Co.	10/5/2016	RUB	7,280,516	USD	110,697	344
Bank of Montreal	10/5/2016	SEK	271,000	USD	31,651	(62)
JP Morgan & Chase Co.	10/5/2016	SEK	6,362,000	USD	742,895	(1,596)
State Street Bank & Trust Co.	10/5/2016	SEK	4,108,600	USD	479,860	(934)
State Street Bank & Trust Co.	10/5/2016	SEK	107,000	USD	12,496	(25)
The Bank of New York Mellon	10/5/2016	SEK	388,700	USD	45,391	(95)
Bank of Montreal	10/5/2016	SGD	18,200	USD	13,352	(5)
JP Morgan & Chase Co.	10/5/2016	SGD	506,407	USD	371,507	(149)
State Street Bank & Trust Co.	10/5/2016	SGD	200,200	USD	146,886	(42)
The Bank of Nova Scotia	10/5/2016	SGD	108,300	USD	79,450	(32)
Bank of Montreal	10/5/2016	THB	293,000	USD	8,460	1
The Bank of Nova Scotia	10/5/2016	THB	10,559,931	USD	304,540	(336)
The Bank of Nova Scotia	10/5/2016	THB	265,000	USD	7,642	(8)
Bank of Montreal	10/5/2016	TRY	23,000	USD	7,715	(1)
JP Morgan & Chase Co.	10/5/2016	TRY	287,346	USD	96,397	(5)
State Street Bank & Trust Co.	10/5/2016	TRY	292,000	USD	97,950	(12)
The Bank of Nova Scotia	10/5/2016	TRY	23,700	USD	7,958	6

Bank of Montreal	10/5/2016	TWD	1,310,500	USD	41,360	24
JP Morgan & Chase Co.	10/5/2016	TWD	22,001,297	USD	693,828	(148)
State Street Bank & Trust Co.	10/5/2016	TWD	40,995,150	USD	1,293,630	541
State Street Bank & Trust Co.	10/5/2016	USD	12,953	CAD	17,000	13
State Street Bank & Trust Co.	10/5/2016	USD	58,449	DKK	390,000	99
State Street Bank & Trust Co.	10/5/2016	USD	18,999	EUR	17,000	(6)
State Street Bank & Trust Co.	10/5/2016	USD	72,834	JPY	7,511,000	(122)
State Street Bank & Trust Co.	10/5/2016	USD	4,447	SEK	38,000	0
State Street Bank & Trust Co.	10/5/2016	USD	15,410	SGD	21,000	2
State Street Bank & Trust Co.	10/5/2016	USD	18,018	TWD	571,000	(7)
State Street Bank & Trust Co.	10/5/2016	USD	18,652	ZAR	276,000	(10)
State Street Bank & Trust Co.	10/5/2016	USD	43,696	ZAR	647,000	3
The Bank of Nova Scotia	10/5/2016	USD	10,091	GBP	7,700	29
The Bank of Nova Scotia	10/5/2016	USD	18,169	HKD	140,900	1
JP Morgan & Chase Co.	10/5/2016	ZAR	1,624,732	USD	109,697	(39)
State Street Bank & Trust Co.	10/5/2016	ZAR	4,479,100	USD	302,424	(98)
The Bank of New York Mellon	10/5/2016	ZAR	10,458,740	USD	706,664	273
Bank of Montreal	10/6/2016	AUD	103,800	USD	77,943	4
JP Morgan & Chase Co.	10/6/2016	AUD	2,470,607	USD	1,855,097	11
State Street Bank & Trust Co.	10/6/2016	AUD	1,889,600	USD	1,418,918	88
The Bank of Nova Scotia	10/6/2016	AUD	452,300	USD	339,646	31
Bank of Montreal	10/6/2016	KRW	68,934,500	USD	61,651	(164)
JP Morgan & Chase Co.	10/6/2016	KRW	1,553,631,000	USD	1,390,485	(2,693)
State Street Bank & Trust Co.	10/6/2016	KRW	1,135,314,011	USD	1,015,487	(2,577)
State Street Bank & Trust Co.	10/6/2016	KRW	58,004,000	USD	51,882	(132)
State Street Bank & Trust Co.	10/6/2016	KRW	11,331,000	USD	10,144	(17)
Bank of Montreal	10/6/2016	MYR	59,000	USD	14,422	(97)
JP Morgan & Chase Co.	10/6/2016	MYR	1,419,000	USD	346,664	(2,529)
State Street Bank & Trust Co.	10/6/2016	MYR	548,423	USD	133,925	(1,033)
State Street Bank & Trust Co.	10/6/2016	MYR	61,000	USD	14,887	(124)
State Street Bank & Trust Co.	10/6/2016	USD	64,583	AUD	86,000	(9)
Bank of Montreal	10/7/2016	ILS	34,700	USD	9,177	(16)
JP Morgan & Chase Co.	10/7/2016	ILS	686,798	USD	181,631	(320)
State Street Bank & Trust Co.	10/7/2016	ILS	595,000	USD	157,337	(294)
The Bank of Nova Scotia	10/7/2016	ILS	5,000	USD	1,322	(3)
State Street Bank & Trust Co.	10/7/2016	USD	16,668	ILS	63,000	23

Total net unrealized appreciation						$469,578

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Phillippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$68,002,011	$—	$5,233	$68,007,244
Preferred Stocks (h)	897,186	—	—	897,186
Rights (h)	35	—	—	35
Short-Term Investments	682,826	—	—	682,826
Derivatives (i)
Forward Foreign Currency Exchange Contracts	—	609,366	—	609,366

Total	$69,582,058	$609,366	$5,233	$70,196,657

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Exchange Contracts	$—	$(139,788)	$—	$(139,788)

Total	$—	$(139,788)	$—	$(139,788)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

During the period ended May 31, 2016, the amount of transfers between Level 1 and Level 3 was $5,096. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Australia - 20.1%
AGL Energy Ltd.	895	$12,477
Alumina Ltd. (a)	3,413	3,412
Amcor Ltd.	1,372	16,498
AMP Ltd.	2,885	11,405
APA Group (b)	1,416	9,833
Aristocrat Leisure Ltd.	497	5,640
ASX Ltd.	211	8,111
Aurizon Holdings Ltd.	2,663	8,786
AusNet Services	3,161	4,086
Australia & New Zealand Banking Group Ltd.	3,197	64,633
Bank of Queensland Ltd.	432	3,425
Bendigo & Adelaide Bank Ltd.	518	4,275
BHP Billiton Ltd.	3,502	53,770
Boral Ltd.	843	4,188
Brambles Ltd.	1,808	16,741
Caltex Australia Ltd.	246	6,277
Challenger Ltd.	559	3,861
CIMIC Group Ltd.	140	3,115
Coca-Cola Amatil Ltd.	843	6,196
Cochlear Ltd.	66	6,989
Commonwealth Bank of Australia	1,822	98,331
Computershare Ltd.	573	4,255
Crown Resorts Ltd.	309	3,049
CSL Ltd.	516	41,921
Dexus Property Group REIT	1,037	7,575
Domino’s Pizza Enterprises Ltd.	52	2,958
DUET Group (b)	2,108	4,167
Flight Centre Travel Group Ltd. (a)	42	1,163
Fortescue Metals Group Ltd. (a)	2,152	7,925
Goodman Group REIT	1,509	8,608
GPT Group REIT	2,185	8,753
Harvey Norman Holdings Ltd.	958	3,874
Healthscope Ltd.	2,210	5,082
Incitec Pivot Ltd.	1,934	4,142
Insurance Australia Group Ltd.	2,905	12,139
LendLease Group (b)	419	4,352
Macquarie Group Ltd.	340	20,621
Medibank Pvt Ltd.	4,011	8,109
Mirvac Group REIT	3,767	6,568
National Australia Bank Ltd.	2,896	59,505
Newcrest Mining Ltd.*	926	15,443
Oil Search Ltd.	1,278	6,454
Orica Ltd.	431	4,781
Origin Energy Ltd.	1,776	7,021
Platinum Asset Management Ltd. (a)	139	562
Qantas Airways Ltd.*	698	1,700
QBE Insurance Group Ltd.	1,658	12,361
Ramsay Health Care Ltd.	171	10,663
REA Group Ltd.	37	1,630
Santos Ltd.	1,617	5,396
Scentre Group REIT	5,499	20,540
SEEK Ltd.	351	4,239
Sonic Healthcare Ltd.	548	9,473
South32 Ltd.*	6,072	8,762
Stockland REIT	2,317	8,446
Suncorp Group Ltd.	1,567	14,968
Sydney Airport (b)	1,486	8,130
Tabcorp Holdings Ltd.	470	1,756
Tatts Group Ltd.	1,416	4,055
Telstra Corp. Ltd.	3,781	14,947
TPG Telecom Ltd.	324	2,968
Transurban Group (b)	2,438	20,998
Treasury Wine Estates Ltd.	988	8,339
Vicinity Centres REIT	3,950	9,826
Vocus Communications Ltd.	311	1,797
Wesfarmers Ltd.	1,227	39,136
Westfield Corp. REIT	2,693	20,685
Westpac Banking Corp.	3,627	80,304
Woodside Petroleum Ltd.	690	14,847
Woolworths Ltd.	1,431	25,499

		952,541

China - 20.3%
3SBio, Inc., 144A*	1,700	1,736
58.com, Inc., ADR*(a)	46	2,093
AAC Technologies Holdings, Inc.	985	11,231
Agricultural Bank of China Ltd., Class H	25,380	10,437
Air China Ltd., Class H	1,467	1,085
Alibaba Group Holding Ltd., ADR*	929	90,289
Aluminum Corp. of China Ltd., Class H*	6,222	2,334

Anhui Conch Cement Co. Ltd., Class H	1,689	4,746
ANTA Sports Products Ltd.	1,935	5,238
AviChina Industry & Technology Co. Ltd., Class H	3,428	2,519
Baidu, Inc., ADR*	240	41,057
Bank of China Ltd., Class H	79,629	35,824
Bank of Communications Co. Ltd., Class H	5,494	4,242
Beijing Capital International Airport Co. Ltd., Class H	3,515	3,965
Belle International Holdings Ltd.	8,337	5,416
BYD Co. Ltd., Class H*	737	5,130
CGN Power Co. Ltd., Class H, 144A	9,850	2,857
China Cinda Asset Management Co. Ltd., Class H	8,594	2,914
China CITIC Bank Corp. Ltd., Class H	4,994	3,296
China Communications Construction Co. Ltd., Class H	5,832	6,360
China Communications Services Corp. Ltd., Class H	3,204	1,883
China Conch Venture Holdings Ltd.	1,420	2,731
China Construction Bank Corp., Class H	85,006	63,555
China COSCO Holdings Co. Ltd., Class H*	3,703	1,232
China Everbright Bank Co. Ltd., Class H	5,450	2,578
China Evergrande Group	7,111	4,913
China Galaxy Securities Co. Ltd., Class H	3,477	3,258
China Huishan Dairy Holdings Co. Ltd. (a)	9,058	3,480
China Life Insurance Co. Ltd., Class H	7,440	17,781
China Longyuan Power Group Corp. Ltd., Class H	5,412	4,549
China Medical System Holdings Ltd.	2,248	3,767
China Mengniu Dairy Co. Ltd. (a)	3,800	7,211
China Merchants Bank Co. Ltd., Class H	4,369	10,633
China Minsheng Banking Corp. Ltd., Class H	7,064	7,594
China National Building Material Co. Ltd., Class H	1,811	817
China Oilfield Services Ltd., Class H	2,283	1,792
China Pacific Insurance Group Co. Ltd., Class H	2,899	10,202
China Petroleum & Chemical Corp., Class H	31,267	22,692
China Railway Construction Corp. Ltd., Class H	2,892	3,538
China Railway Group Ltd., Class H	3,185	2,361
China Shenhua Energy Co. Ltd., Class H	3,984	7,159
China Shipping Container Lines Co. Ltd., Class H*	2,124	444
China Southern Airlines Co. Ltd., Class H	1,598	948
China Telecom Corp. Ltd., Class H	16,419	8,487
China Vanke Co. Ltd., Class H	1,932	4,956
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,152	668
CITIC Securities Co. Ltd., Class H	1,904	4,256
CNOOC Ltd.	17,713	21,760
Country Garden Holdings Co. Ltd.	7,878	4,001
CRRC Corp. Ltd., Class H	5,909	5,286
CSPC Pharmaceutical Group Ltd.	4,159	4,037
Ctrip.com International, Ltd., ADR*	257	12,169
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A	448	3,043
Dongfeng Motor Group Co. Ltd., Class H	3,989	4,263
ENN Energy Holdings Ltd.	1,149	6,436
Fosun International Ltd.	3,307	4,578
Geely Automobile Holdings Ltd.	7,634	6,121
GF Securities Co. Ltd., Class H	1,262	2,749

GOME Electrical Appliances Holding Ltd. (a)	10,737	1,273
Great Wall Motor Co. Ltd., Class H	3,605	3,499
Guangzhou Automobile Group Co. Ltd., Class H	3,989	5,492
Guangzhou R&F Properties Co. Ltd., Class H	1,655	2,795
Haitian International Holdings Ltd.	797	1,605
Haitong Securities Co. Ltd., Class H (a)	2,948	5,130
Hengan International Group Co. Ltd.	840	7,109
Huadian Power International Corp. Ltd., Class H	3,194	1,429
Huaneng Power International, Inc., Class H	5,188	3,157
Huaneng Renewables Corp. Ltd., Class H	3,599	1,336
Huatai Securities Co. Ltd., Class H, 144A	1,478	3,128
Industrial & Commercial Bank of China Ltd., Class H	81,043	51,504
JD.com, Inc., ADR*	484	12,298
Jiangsu Expressway Co. Ltd., Class H	2,916	4,097
Jiangxi Copper Co. Ltd., Class H	1,722	1,989
Kingsoft Corp. Ltd. (a)	871	1,781
Lenovo Group Ltd. (a)	8,633	5,820
Longfor Properties Co. Ltd.	2,280	3,674
Luye Pharma Group Ltd.*	2,966	1,885
NetEase, Inc., ADR	51	10,810
New China Life Insurance Co. Ltd., Class H	722	2,936
New Oriental Education & Technology Group, Inc., ADR	100	3,948
People’s Insurance Co. Group of China Ltd., Class H	7,207	2,899
PetroChina Co. Ltd., Class H	23,225	15,508
PICC Property & Casualty Co. Ltd., Class H	4,729	7,815
Ping An Insurance Group Co. of China Ltd., Class H	5,429	28,098
Qunar Cayman Islands Ltd., ADR*(a)	23	684
Semiconductor Manufacturing International Corp.*	31,072	3,405
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,184	2,707
Shanghai Electric Group Co. Ltd., Class H*(a)	4,999	2,206
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	831	2,410
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,294	3,553
Shenzhou International Group Holdings Ltd.	1,095	7,192
Sino-Ocean Group Holding Ltd.	2,154	1,000
Sinopec Engineering Group Co. Ltd., Class H	3,324	2,755
Sinopec Shanghai Petrochemical Co. Ltd., Class H	6,532	3,376
Sinopharm Group Co. Ltd., Class H	1,653	8,470
Sinotrans Ltd., Class H	2,332	1,154
SOHO China Ltd.	4,738	2,828
SouFun Holdings Ltd., ADR*(a)	148	666
Sunac China Holdings Ltd.	2,224	1,545
TAL Education Group, ADR*	35	2,092
Tencent Holdings Ltd.	6,332	164,717
Tingyi Cayman Islands Holding Corp. (a)	2,687	2,487
TravelSky Technology Ltd., Class H	1,055	2,296
Tsingtao Brewery Co. Ltd., Class H	1,114	3,734
Vipshop Holdings Ltd., ADR*	325	4,602
Want Want China Holdings Ltd.	8,272	5,449
Weichai Power Co. Ltd., Class H	1,995	2,518
Yangzijiang Shipbuilding Holdings Ltd.	3,202	1,798
Yanzhou Coal Mining Co. Ltd., Class H	315	180
YY, Inc., ADR*(a)	19	978
Zhejiang Expressway Co. Ltd., Class H	2,697	3,007

Zhuzhou CRRC Times Electric Co. Ltd.	696	3,701
Zijin Mining Group Co. Ltd., Class H	11,190	3,722
ZTE Corp., Class H	1,127	1,522

		958,466

Hong Kong - 13.4%
AIA Group Ltd.	13,574	85,827
Alibaba Health Information Technology Ltd.*	2,966	1,847
Alibaba Pictures Group Ltd.*(a)	12,967	2,674
ASM Pacific Technology Ltd.	420	3,270
Bank of East Asia Ltd.	1,148	4,639
Beijing Enterprises Holdings Ltd.	992	5,691
Beijing Enterprises Water Group Ltd.	7,105	4,955
BOC Hong Kong Holdings Ltd.	3,985	13,947
Brilliance China Automotive Holdings Ltd. (a)	3,941	4,506
Cathay Pacific Airways Ltd.	1,088	1,565
Cheung Kong Infrastructure Holdings Ltd.	331	2,780
Cheung Kong Property Holdings Ltd.	2,922	20,528
China Everbright International Ltd.	3,534	4,519
China Everbright Ltd.	1,132	2,349
China Gas Holdings Ltd.	3,086	5,243
China Jinmao Holdings Group Ltd.	7,239	2,258
China Merchants Port Holdings Co. Ltd.	1,911	5,444
China Mobile Ltd.	6,360	78,541
China Overseas Land & Investment Ltd.	4,557	15,068
China Power International Development Ltd.	2,179	823
China Resources Beer Holdings Co. Ltd.	1,763	4,068
China Resources Gas Group Ltd.	1,734	5,812
China Resources Land Ltd.	2,392	6,737
China Resources Power Holdings Co. Ltd.	3,394	5,863
China State Construction International Holdings Ltd.	2,541	3,033
China Taiping Insurance Holdings Co. Ltd.*	1,485	2,979
China Unicom Hong Kong Ltd.	6,809	7,715
CITIC Ltd.	3,995	6,293
CK Hutchison Holdings Ltd.	3,123	40,137
CLP Holdings Ltd.	1,077	11,044
COSCO SHIPPING Ports Ltd.	1,596	1,728
Far East Horizon Ltd.	2,992	2,796
First Pacific Co. Ltd.	1,995	1,494
Galaxy Entertainment Group Ltd.	2,520	8,202
GCL-Poly Energy Holdings Ltd.	11,663	1,654
Guangdong Investment Ltd.	5,234	8,096
Haier Electronics Group Co. Ltd.	1,586	2,654
Hanergy Thin Film Power Group Ltd.*	36,273	0
Hang Lung Properties Ltd.	2,786	6,350
Hang Seng Bank Ltd.	919	16,123
Henderson Land Development Co. Ltd.	1,444	8,442
Hong Kong & China Gas Co. Ltd.	7,368	14,057
Hong Kong Exchanges and Clearing Ltd.	1,254	30,665
Hongkong Land Holdings Ltd.	300	1,947
Hysan Development Co. Ltd.	842	4,065
Jardine Matheson Holdings Ltd.	200	11,970
Kerry Properties Ltd.	848	2,465
Kunlun Energy Co. Ltd.	4,817	3,546
Li & Fung Ltd.	7,063	3,633
Link REIT	2,701	19,637
Melco Crown Entertainment Ltd., ADR	111	1,441
MTR Corp. Ltd.	1,587	8,674
New World Development Co. Ltd.	6,296	7,897
Nine Dragons Paper Holdings Ltd.	1,997	1,604
Noble Group Ltd.*	38,152	3,332
NWS Holdings Ltd.	1,208	2,158
Power Assets Holdings Ltd.	1,452	13,888

Shanghai Industrial Holdings Ltd.	336	875
Shangri-La Asia Ltd.	792	858
Shimao Property Holdings Ltd.	1,407	1,959
Sino Biopharmaceutical Ltd.	8,185	5,254
Sino Land Co. Ltd.	3,678	6,296
SJM Holdings Ltd.	3,040	1,912
Sun Art Retail Group Ltd.	5,048	3,247
Sun Hung Kai Properties Ltd.	1,757	24,733
Swire Pacific Ltd., Class A	598	6,606
Swire Properties Ltd.	1,236	3,481
Techtronic Industries Co. Ltd.	1,278	5,181
WH Group Ltd., 144A	7,712	6,064
Wharf Holdings Ltd.	1,607	11,352
Wheelock & Co. Ltd.	1,088	6,227
Yue Yuen Industrial Holdings Ltd.	412	1,753

		634,471

India - 5.4%
Axis Bank Ltd., GDR	1,400	63,000
Dr. Reddy’s Laboratories Ltd., ADR (a)	219	9,966
ICICI Bank Ltd., ADR	6,076	46,603
Infosys Ltd., ADR	1,293	20,507
Larsen & Toubro Ltd., GDR	1,512	34,020
Reliance Industries Ltd., GDR, 144A	1,174	36,629
Tata Motors Ltd., ADR	669	27,275
Wipro Ltd., ADR (a)	1,687	17,410

		255,410

Indonesia - 2.8%
PT Adaro Energy Tbk	16,215	1,406
PT AKR Corporindo Tbk	1,439	724
PT Astra International Tbk	24,446	15,020
PT Bank Central Asia Tbk	14,275	16,196
PT Bank Danamon Indonesia Tbk	3,071	945
PT Bank Mandiri Persero Tbk	9,178	7,766
PT Bank Negara Indonesia Persero Tbk	4,321	1,914
PT Bank Rakyat Indonesia Persero Tbk	11,238	9,870
PT Bumi Serpong Damai Tbk	8,011	1,298
PT Charoen Pokphand Indonesia Tbk	7,063	1,986
PT Global Mediacom Tbk	13,964	937
PT Gudang Garam Tbk	628	3,049
PT Hanjaya Mandala Sampoerna Tbk	11,075	3,323
PT Indocement Tunggal Prakarsa Tbk	2,877	3,839
PT Indofood CBP Sukses Makmur Tbk	3,891	2,926
PT Indofood Sukses Makmur Tbk	4,467	2,669
PT Jasa Marga Persero Tbk	4,658	1,707
PT Kalbe Farma Tbk	30,802	4,168
PT Lippo Karawaci Tbk	26,992	2,238
PT Matahari Department Store Tbk	3,663	5,523
PT Media Nusantara Citra Tbk	4,923	713
PT Perusahaan Gas Negara Persero Tbk	15,646	3,562
PT Semen Indonesia Persero Tbk	5,379	4,014
PT Summarecon Agung Tbk	6,234	822
PT Surya Citra Media Tbk	8,257	1,886
PT Telekomunikasi Indonesia Persero Tbk	60,522	19,208
PT Tower Bersama Infrastructure Tbk	3,933	1,653
PT Unilever Indonesia Tbk	2,611	8,985
PT United Tractors Tbk	1,322	1,869
PT Waskita Karya Persero Tbk	3,800	799
PT XL Axiata Tbk*	7,701	1,649

		132,664

Ireland - 0.2%
James Hardie Industries PLC CDI (c)	522	8,509

Macau - 0.3%
MGM China Holdings Ltd.	1,045	1,608
Sands China Ltd.	2,615	10,281
Wynn Macau Ltd.	1,695	2,360

		14,249

Malaysia - 2.8%
Alliance Financial Group Bhd	1,976	1,925

AMMB Holdings Bhd	3,000	3,247
Astro Malaysia Holdings Bhd	1,400	1,018
Axiata Group Bhd	1,600	2,166
Berjaya Sports Toto Bhd	2,995	2,474
British American Tobacco Malaysia Bhd	250	3,034
Dialog Group Bhd	1,000	380
DiGi.Com Bhd	5,202	6,439
Gamuda Bhd	400	481
Genting Bhd	1,800	3,462
Genting Malaysia Bhd	5,953	6,517
Genting Plantations Bhd	100	261
HAP Seng Consolidated Bhd	300	576
Hartalega Holdings Bhd	1,500	1,620
Hong Leong Bank Bhd	1,351	4,357
Hong Leong Financial Group Bhd	625	2,478
IHH Healthcare Bhd	4,676	7,541
IJM Corp. Bhd	1,900	1,607
IOI Corp. Bhd	1,900	2,071
IOI Properties Group Bhd	2,300	1,429
Kuala Lumpur Kepong Bhd	800	4,651
Lafarge Malaysia Bhd	1,200	2,382
Malayan Banking Bhd	5,327	10,272
Malaysia Airports Holdings Bhd	1,025	1,592
Maxis Bhd	3,201	4,957
MISC Bhd	1,725	3,216
Petronas Chemicals Group Bhd	2,500	4,124
Petronas Dagangan Bhd	300	1,731
Petronas Gas Bhd	1,175	6,432
PPB Group Bhd	400	1,586
Public Bank Bhd	3,626	17,703
Sime Darby Bhd	4,228	8,226
Telekom Malaysia Bhd	2,251	3,797
Tenaga Nasional Bhd	1,000	3,635
UMW Holdings Bhd	1,776	2,439
Westports Holdings Bhd	1,300	1,426
YTL Power International Bhd	6,131	2,253

		133,505

New Zealand - 1.0%
Auckland International Airport Ltd.	3,284	17,872
Contact Energy Ltd.	2,059	7,769
Fletcher Building Ltd.	990	7,615
Mercury NZ Ltd.	1,992	4,582
Ryman Healthcare Ltd.	865	6,025
Spark New Zealand Ltd.	1,751	4,834

		48,697

Philippines - 1.9%
Aboitiz Equity Ventures, Inc.	4,597	7,399
Aboitiz Power Corp.	3,950	3,857
Alliance Global Group, Inc.	600	210
Ayala Corp.	245	4,601
Ayala Land, Inc.	6,426	5,310
Bank of the Philippine Islands	2,698	6,109
BDO Unibank, Inc.	1,350	3,312
DMCI Holdings, Inc.	6,600	1,629
Energy Development Corp.	18,100	2,226
Globe Telecom, Inc.	55	2,325
GT Capital Holdings, Inc.	100	3,294
International Container Terminal Services, Inc.	2,083	3,755
JG Summit Holdings, Inc.	2,860	4,788
Jollibee Foods Corp.	1,268	6,667
Metro Pacific Investments Corp.	16,600	2,465
Metropolitan Bank & Trust Co.	310	556
PLDT, Inc.	155	6,074
Robinsons Land Corp.	1,200	822
Security Bank Corp.	400	1,832
SM Investments Corp.	187	2,729
SM Prime Holdings, Inc.	17,157	10,991
Universal Robina Corp.	1,890	7,585

		88,536

Singapore - 3.5%
Ascendas Real Estate Investment Trust REIT	2,650	4,765
CapitaLand Commercial Trust REIT	2,850	3,232
CapitaLand Ltd.	3,151	7,100
CapitaLand Mall Trust REIT	2,901	4,599
City Developments Ltd.	650	4,050
ComfortDelGro Corp. Ltd.	1,800	3,739
DBS Group Holdings Ltd.	1,900	20,904
Genting Singapore PLC	5,003	2,644
Global Logistic Properties Ltd.	3,801	5,064
Golden Agri-Resources Ltd.	10,303	2,722

Hutchison Port Holdings Trust, Class U	6,852	2,946
Jardine Cycle & Carriage Ltd.	100	3,119
Keppel Corp. Ltd.	2,000	7,604
Oversea-Chinese Banking Corp. Ltd.	3,050	19,230
Sembcorp Industries Ltd.	950	1,897
Sembcorp Marine Ltd. (a)	950	889
Singapore Airlines Ltd.	300	2,312
Singapore Exchange Ltd.	850	4,717
Singapore Press Holdings Ltd. (a)	1,050	2,905
Singapore Technologies Engineering Ltd.	2,150	5,097
Singapore Telecommunications Ltd.	8,803	25,974
StarHub Ltd.	500	1,343
Suntec Real Estate Investment Trust REIT	800	984
United Overseas Bank Ltd.	1,500	19,828
UOL Group Ltd.	850	3,469
Wilmar International Ltd.	2,850	6,443

		167,576

South Korea - 13.6%
Amorepacific Corp.	40	13,848
AMOREPACIFIC Group	40	5,202
BGF retail Co. Ltd.	14	2,543
BNK Financial Group, Inc.	280	2,222
Celltrion, Inc.*	91	8,716
Cheil Worldwide, Inc.	150	2,139
CJ CheilJedang Corp.	8	2,795
CJ Corp.	20	3,426
CJ E&M Corp.	25	1,558
CJ Korea Express Corp.*	5	901
Coway Co. Ltd.	69	5,161
Daelim Industrial Co. Ltd.	19	1,382
Daewoo Engineering & Construction Co. Ltd.*	20	109
DGB Financial Group, Inc.	235	1,926
Dongbu Insurance Co. Ltd.	74	4,480
Dongsuh Cos., Inc.	48	1,328
Doosan Heavy Industries & Construction Co. Ltd.	33	818
E-MART, Inc.	31	4,379
GS Engineering & Construction Corp.*	79	2,037
GS Holdings Corp.	25	1,108
GS Retail Co. Ltd.	33	1,394
Hana Financial Group, Inc.	294	7,726
Hankook Tire Co. Ltd.	82	4,104
Hanmi Pharm. Co. Ltd.	5	2,664
Hanmi Science Co. Ltd.	15	1,803
Hanon Systems	229	2,403
Hanssem Co. Ltd.	13	1,714
Hanwha Chemical Corp.	166	3,811
Hanwha Corp.	41	1,348
Hanwha Life Insurance Co. Ltd.	260	1,322
Hotel Shilla Co. Ltd.	38	2,311
Hyosung Corp.	32	3,788
Hyundai Department Store Co. Ltd.	17	1,913
Hyundai Development Co.-Engineering & Construction	41	1,715
Hyundai Engineering & Construction Co. Ltd.	42	1,452
Hyundai Glovis Co. Ltd.	23	3,785
Hyundai Heavy Industries Co. Ltd.*	36	4,439
Hyundai Marine & Fire Insurance Co. Ltd.	105	3,183
Hyundai Mobis Co. Ltd.	77	17,990
Hyundai Motor Co.	161	19,204
Hyundai Steel Co.	97	4,463
Hyundai Wia Corp.	18	1,469
Industrial Bank of Korea	293	3,088
Kakao Corp.	32	2,333
Kangwon Land, Inc.	139	4,918
KB Financial Group, Inc.	398	13,885
KCC Corp.	3	1,110
KEPCO Plant Service & Engineering Co. Ltd.	34	1,964
Kia Motors Corp.	316	11,889
Korea Aerospace Industries Ltd.	75	5,697
Korea Electric Power Corp.	334	17,374
Korea Investment Holdings Co. Ltd.	44	1,582
Korea Zinc Co. Ltd.	13	5,579
Korean Air Lines Co. Ltd.*	22	622

KT Corp.	80	2,267
KT&G Corp.	145	15,215
Kumho Petrochemical Co. Ltd.	28	1,730
LG Chem Ltd.	55	13,343
LG Corp.	83	4,906
LG Display Co. Ltd.	222	5,983
LG Electronics, Inc.	116	5,358
LG Household & Health Care Ltd.	12	10,235
LG Innotek Co. Ltd.	12	888
LG Uplus Corp.	353	3,688
Lotte Chemical Corp.	22	5,288
Lotte Chilsung Beverage Co. Ltd.	1	1,346
Lotte Confectionery Co. Ltd.	1	152
Lotte Shopping Co. Ltd.	12	2,185
Mirae Asset Securities Co. Ltd.	6	127
NAVER Corp.	33	25,009
NCSoft Corp.	24	5,812
OCI Co. Ltd.*	17	1,333
Orion Corp.	5	3,332
Ottogi Corp.	2	1,254
Paradise Co. Ltd.	97	1,457
POSCO	87	18,024
Posco Daewoo Corp.	31	637
S-1 Corp.	32	2,956
Samsung C&T Corp.	95	12,908
Samsung Card Co. Ltd.	60	2,381
Samsung Electro-Mechanics Co. Ltd.	57	2,720
Samsung Electronics Co. Ltd.	111	161,274
Samsung Fire & Marine Insurance Co. Ltd.	43	10,413
Samsung Heavy Industries Co. Ltd.*	3	26
Samsung Life Insurance Co. Ltd.	96	8,868
Samsung SDI Co. Ltd.	49	5,076
Samsung SDS Co. Ltd.	35	5,022
Samsung Securities Co. Ltd.	18	566
Shinhan Financial Group Co. Ltd.	485	17,834
Shinsegae Inc.	8	1,460
SK Holdings Co. Ltd.	49	9,317
SK Hynix, Inc.	673	22,001
SK Innovation Co. Ltd.	61	7,960
SK Networks Co. Ltd.	72	409
SK Telecom Co. Ltd.	23	4,507
S-Oil Corp.	36	2,283
Woori Bank	395	3,755
Yuhan Corp.	10	2,587

		644,012

Taiwan - 11.5%
Acer, Inc.*	5,015	2,252
Advanced Semiconductor Engineering, Inc.	9,133	11,225
Advantech Co. Ltd.	465	3,803
Asia Cement Corp.	2,581	2,306
Asia Pacific Telecom Co. Ltd.*	4,563	1,539
Asustek Computer, Inc.	891	7,539
AU Optronics Corp.	12,655	4,985
Catcher Technology Co. Ltd.*	895	6,431
Cathay Financial Holding Co. Ltd.	8,129	10,273
Chailease Holding Co. Ltd.	219	378
Chang Hwa Commercial Bank Ltd.	3,387	1,703
Cheng Shin Rubber Industry Co. Ltd.	2,625	5,576
Chicony Electronics Co. Ltd.	676	1,672
China Airlines Ltd.	2,446	710
China Life Insurance Co. Ltd.	2,098	1,858
China Steel Corp.	15,684	10,874
Chunghwa Telecom Co. Ltd.	4,757	17,091
Compal Electronics, Inc.	6,712	3,977
CTBC Financial Holding Co. Ltd.	17,368	10,044
Delta Electronics, Inc.	2,419	12,579
E.Sun Financial Holding Co. Ltd.	4,924	2,770
Eclat Textile Co. Ltd.	267	3,383
Eva Airways Corp.	1,794	831
Far Eastern New Century Corp.	2,308	1,702
Far EasTone Telecommunications Co. Ltd.	2,136	4,975
Feng TAY Enterprise Co. Ltd.	547	2,603
First Financial Holding Co. Ltd.	5,702	2,929
Formosa Chemicals & Fibre Corp.	4,670	12,127

Formosa Petrochemical Corp.	1,004	2,936
Formosa Plastics Corp.	5,494	13,557
Formosa Taffeta Co. Ltd.	1,184	1,144
Foxconn Technology Co. Ltd.*	1,480	4,151
Fubon Financial Holding Co. Ltd.	5,391	7,629
Giant Manufacturing Co. Ltd.	463	2,984
Hermes Microvision, Inc.	45	1,929
Highwealth Construction Corp.	154	239
Hiwin Technologies Corp.	11	57
Hon Hai Precision Industry Co. Ltd.	17,703	49,097
Hotai Motor Co. Ltd.	319	3,529
HTC Corp.*	641	1,717
Hua Nan Financial Holdings Co. Ltd.	6,489	3,344
Innolux Corp.	9,118	3,218
Inotera Memories, Inc.*	2,629	2,229
Inventec Corp.	3,804	2,823
Largan Precision Co. Ltd.	131	14,698
Lite-On Technology Corp.	2,425	3,668
MediaTek, Inc.	1,777	13,973
Mega Financial Holding Co. Ltd.	7,497	5,104
Merida Industry Co. Ltd.	338	1,379
Nan Ya Plastics Corp.	6,502	12,418
Nanya Technology Corp.	500	591
Nien Made Enterprise Co. Ltd.	150	1,702
Novatek Microelectronics Corp.	644	2,202
OBI Pharma, Inc.*	112	1,401
Pegatron Corp.	2,694	6,512
Phison Electronics Corp.	168	1,215
Pou Chen Corp.	3,199	4,638
Powertech Technology, Inc.	1,106	2,886
President Chain Store Corp.	777	6,183
Quanta Computer, Inc.	3,630	6,715
Realtek Semiconductor Corp.	468	1,873
Ruentex Industries Ltd.	537	834
Siliconware Precision Industries Co. Ltd.	3,250	4,850
Simplo Technology Co. Ltd.	392	1,291
SinoPac Financial Holdings Co. Ltd.	1,242	363
Standard Foods Corp.	542	1,338
Synnex Technology International Corp.	1,582	1,670
TaiMed Biologics, Inc.*	61	378
Taishin Financial Holding Co. Ltd.	2,068	782
Taiwan Business Bank*	731	195
Taiwan Cement Corp.	4,075	4,655
Taiwan Cooperative Financial Holding Co. Ltd.	7,671	3,373
Taiwan Fertilizer Co. Ltd.	692	914
Taiwan Mobile Co. Ltd.	2,213	7,776
Taiwan Semiconductor Manufacturing Co. Ltd.	27,171	150,710
Teco Electric and Machinery Co. Ltd.	1,831	1,541
Transcend Information, Inc.	266	767
Uni-President Enterprises Corp.	6,187	11,699
United Microelectronics Corp.	19,375	7,022
Vanguard International Semiconductor Corp.	1,070	2,006
Wistron Corp.	4,626	3,397
WPG Holdings Ltd.	2,379	2,830
Yulon Motor Co. Ltd.	1,013	876
Zhen Ding Technology Holding Ltd.	498	998

		546,141

Thailand - 1.9%
Indorama Ventures PCL, NVDR	12,226	11,302
IRPC PCL, NVDR	29,783	4,164
Kasikornbank PCL, NVDR	2,700	15,405
Krung Thai Bank PCL, NVDR	34,504	18,939
PTT Exploration & Production PCL, NVDR	1,100	2,582
PTT PCL, NVDR	1,125	11,343
Siam Commercial Bank PCL, NVDR	4,200	19,413
Thai Oil PCL, NVDR	2,751	5,623

		88,771

United Kingdom - 0.4%
Rio Tinto Ltd.	472	16,885

TOTAL COMMON STOCKS
(Cost $4,780,091)		4,690,433

PREFERRED STOCKS - 0.7%
South Korea - 0.7%
Amorepacific Corp.	9	1,776
Hyundai Motor Co.	15	1,289
Hyundai Motor Co. - 2nd Preferred	34	3,065
LG Chem Ltd.	12	1,937
Samsung Electronics Co. Ltd.	21	24,936

		33,003

TOTAL PREFERRED STOCKS
(Cost $26,446)		33,003

RIGHTS - 0.0%
South Korea - 0.0%
Hanwha Corp.*, expires 09/27/16
(Cost $0)	10	0

SECURITIES LENDING COLLATERAL - 1.8%
Daily Assets Fund “Capital Shares”, 0.48% (d)(e)
(Cost $84,266)	84,266	84,266

TOTAL INVESTMENTS - 101.6%
(Cost $4,890,803)†		$4,807,702
Other assets and liabilities, net - (1.6%)		(72,508)

NET ASSETS - 100.0%		$4,735,194

*	Non-income producing security.
†	The cost for federal income tax purposes was $4,941,399. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $133,697. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $519,274 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $652,971.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $77,502, which is 1.6% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2016 the Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	1,305,912	27.6%
Information Technology	994,316	21.0
Industrials	401,441	8.5
Consumer Discretionary	353,438	7.5
Real Estate	336,568	7.1
Materials	312,328	6.7
Consumer Staples	257,327	5.4
Telecommunication Services	238,602	5.1
Energy	192,264	4.1
Utilities	174,575	3.7
Health Care	156,665	3.3

Total	4,723,436	100.0%

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(f)
JP Morgan & Chase Co.	9/6/2016	AUD	1,190,806	USD	904,026	$9,212
State Street Bank & Trust Co.	9/6/2016	AUD	15,000	USD	11,376	104
State Street Bank & Trust Co.	9/6/2016	AUD	99,000	USD	75,160	767
State Street Bank & Trust Co.	9/6/2016	AUD	79,000	USD	59,978	615
JP Morgan & Chase Co.	9/6/2016	HKD	9,252,225	USD	1,192,766	16
State Street Bank & Trust Co.	9/6/2016	HKD	818,000	USD	105,449	(4)
State Street Bank & Trust Co.	9/6/2016	HKD	834,000	USD	107,516	1
The Bank of New York Mellon	9/6/2016	HKD	15,037	USD	1,939	0
The Bank of New York Mellon	9/6/2016	HKD	12,963	USD	1,671	0
The Bank of Nova Scotia	9/6/2016	HKD	37,300	USD	4,808	0
JP Morgan & Chase Co.	9/6/2016	IDR	2,543,408,000	USD	193,548	1,986

State Street Bank & Trust Co.	9/6/2016	IDR	87,560,000	USD	6,661	66
State Street Bank & Trust Co.	9/6/2016	IDR	783,821,417	USD	59,023	(12)
JP Morgan & Chase Co.	9/6/2016	INR	26,998,402	USD	401,941	(772)
State Street Bank & Trust Co.	9/6/2016	INR	1,011,000	USD	15,074	(6)
State Street Bank & Trust Co.	9/6/2016	INR	11,550,779	USD	172,374	80
JP Morgan & Chase Co.	9/6/2016	KRW	1,255,371,380	USD	1,127,866	2,003
State Street Bank & Trust Co.	9/6/2016	KRW	509,867,791	USD	456,155	(1,113)
State Street Bank & Trust Co.	9/6/2016	KRW	22,627,000	USD	20,330	37
JP Morgan & Chase Co.	9/6/2016	MYR	1,185,000	USD	292,715	620
State Street Bank & Trust Co.	9/6/2016	MYR	637,954	USD	155,903	(1,349)
JP Morgan & Chase Co.	9/6/2016	NZD	47,532	USD	34,225	(256)
State Street Bank & Trust Co.	9/6/2016	NZD	6,000	USD	4,320	(32)
JP Morgan & Chase Co.	9/6/2016	PHP	5,459,000	USD	115,627	(1,508)
State Street Bank & Trust Co.	9/6/2016	PHP	1,277,933	USD	27,394	(27)
JP Morgan & Chase Co.	9/6/2016	SGD	228,279	USD	169,906	2,358
State Street Bank & Trust Co.	9/6/2016	SGD	8,000	USD	5,954	82
State Street Bank & Trust Co.	9/6/2016	SGD	15,000	USD	11,164	155
State Street Bank & Trust Co.	9/6/2016	THB	4,918,000	USD	141,259	(801)
State Street Bank & Trust Co.	9/6/2016	THB	208,000	USD	5,967	(42)
Bank of Montreal	9/6/2016	TWD	386,160	USD	12,113	(59)
JP Morgan & Chase Co.	9/6/2016	TWD	22,260,983	USD	700,913	(756)
State Street Bank & Trust Co.	9/6/2016	TWD	1,024,000	USD	32,237	(40)
State Street Bank & Trust Co.	9/6/2016	TWD	4,638,635	USD	146,191	(19)
Bank of Montreal	9/6/2016	USD	12,155	TWD	386,160	17
JP Morgan & Chase Co.	9/6/2016	USD	863,063	AUD	1,148,490	(46)
JP Morgan & Chase Co.	9/6/2016	USD	26,116	AUD	34,400	(266)
JP Morgan & Chase Co.	9/6/2016	USD	6,000	AUD	7,915	(52)
JP Morgan & Chase Co.	9/6/2016	USD	1,192,797	HKD	9,252,225	(47)
JP Morgan & Chase Co.	9/6/2016	USD	191,306	IDR	2,543,408,000	256
JP Morgan & Chase Co.	9/6/2016	USD	402,883	INR	26,998,402	(169)
JP Morgan & Chase Co.	9/6/2016	USD	1,123,878	KRW	1,255,371,380	1,986
JP Morgan & Chase Co.	9/6/2016	USD	289,823	MYR	1,185,000	2,273
JP Morgan & Chase Co.	9/6/2016	USD	32,955	NZD	45,432	2
JP Morgan & Chase Co.	9/6/2016	USD	1,512	NZD	2,100	11
JP Morgan & Chase Co.	9/6/2016	USD	116,963	PHP	5,459,000	173
JP Morgan & Chase Co.	9/6/2016	USD	159,735	SGD	217,679	33
JP Morgan & Chase Co.	9/6/2016	USD	7,889	SGD	10,600	(110)
JP Morgan & Chase Co.	9/6/2016	USD	693,061	TWD	22,008,143	638
JP Morgan & Chase Co.	9/6/2016	USD	8,000	TWD	252,840	(30)
State Street Bank & Trust Co.	9/6/2016	USD	8,514	AUD	11,200	(98)
State Street Bank & Trust Co.	9/6/2016	USD	136,619	AUD	181,800	(8)
State Street Bank & Trust Co.	9/6/2016	USD	1,496	HKD	11,600	(1)
State Street Bank & Trust Co.	9/6/2016	USD	197,707	HKD	1,533,500	(16)
State Street Bank & Trust Co.	9/6/2016	USD	13,779	HKD	106,900	2
State Street Bank & Trust Co.	9/6/2016	USD	66,290	IDR	871,381,417	(660)
State Street Bank & Trust Co.	9/6/2016	USD	187,294	INR	12,561,779	81
State Street Bank & Trust Co.	9/6/2016	USD	478,432	KRW	532,494,791	(871)
State Street Bank & Trust Co.	9/6/2016	USD	157,929	MYR	637,954	(677)

State Street Bank & Trust Co.	9/6/2016	USD	4,352	NZD	6,000	0
State Street Bank & Trust Co.	9/6/2016	USD	27,092	PHP	1,277,933	329
State Street Bank & Trust Co.	9/6/2016	USD	3,418	SGD	4,600	(41)
State Street Bank & Trust Co.	9/6/2016	USD	13,501	SGD	18,400	3
State Street Bank & Trust Co.	9/6/2016	USD	65,464	THB	2,279,173	371
State Street Bank & Trust Co.	9/6/2016	USD	82,199	THB	2,846,827	34
State Street Bank & Trust Co.	9/6/2016	USD	178,266	TWD	5,662,635	220
The Bank of New York Mellon	9/6/2016	USD	3,610	HKD	28,000	0
The Bank of Nova Scotia	9/6/2016	USD	4,812	HKD	37,300	(3)
JP Morgan & Chase Co.	10/5/2016	HKD	9,252,225	USD	1,193,120	(8)
State Street Bank & Trust Co.	10/5/2016	HKD	1,533,500	USD	197,764	11
State Street Bank & Trust Co.	10/5/2016	HKD	430,000	USD	55,451	0
JP Morgan & Chase Co.	10/5/2016	IDR	2,543,408,000	USD	190,446	(271)
JP Morgan & Chase Co.	10/5/2016	INR	26,998,402	USD	401,046	378
State Street Bank & Trust Co.	10/5/2016	INR	335,000	USD	4,978	6
State Street Bank & Trust Co.	10/5/2016	INR	1,144,780	USD	17,000	11
JP Morgan & Chase Co.	10/5/2016	NZD	45,432	USD	32,912	(4)
State Street Bank & Trust Co.	10/5/2016	NZD	6,000	USD	4,347	0
JP Morgan & Chase Co.	10/5/2016	PHP	5,459,000	USD	116,865	(157)
JP Morgan & Chase Co.	10/5/2016	SGD	217,679	USD	159,692	(64)
State Street Bank & Trust Co.	10/5/2016	SGD	18,400	USD	13,500	(4)
The Bank of Nova Scotia	10/5/2016	THB	2,846,827	USD	82,100	(91)
Bank of Montreal	10/5/2016	TWD	386,160	USD	12,187	7
JP Morgan & Chase Co.	10/5/2016	TWD	22,008,143	USD	694,044	(148)
State Street Bank & Trust Co.	10/5/2016	USD	58,735	IDR	783,821,417	40
State Street Bank & Trust Co.	10/5/2016	USD	171,631	INR	11,550,779	(213)
State Street Bank & Trust Co.	10/5/2016	USD	27,376	PHP	1,277,933	18
State Street Bank & Trust Co.	10/5/2016	USD	146,375	TWD	4,638,635	(61)
State Street Bank & Trust Co.	10/5/2016	USD	8,015	TWD	254,000	(3)
The Bank of New York Mellon	10/5/2016	USD	1,939	HKD	15,037	0
The Bank of Nova Scotia	10/5/2016	USD	4,810	HKD	37,300	0
JP Morgan & Chase Co.	10/6/2016	AUD	1,148,490	USD	862,363	5
State Street Bank & Trust Co.	10/6/2016	AUD	181,800	USD	136,515	8
JP Morgan & Chase Co.	10/6/2016	KRW	1,255,371,380	USD	1,123,546	(2,176)
State Street Bank & Trust Co.	10/6/2016	KRW	11,238,000	USD	10,052	(26)
JP Morgan & Chase Co.	10/6/2016	MYR	1,185,000	USD	289,497	(2,112)
State Street Bank & Trust Co.	10/6/2016	USD	12,015	AUD	16,000	(2)
State Street Bank & Trust Co.	10/6/2016	USD	456,053	KRW	509,867,791	1,157
State Street Bank & Trust Co.	10/6/2016	USD	155,789	MYR	637,954	1,202

Total net unrealized appreciation						$12,143

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

AUD	Australian Dollar
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Phillippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$4,688,227	$—	$2,206	$4,690,433
Preferred Stocks	33,003	—	—	33,003
Rights	—	—	0	0
Short-Term Investments	84,266	—	—	84,266
Derivatives (h)
Forward Foreign Currency Exchange Contracts	—	27,374	—	27,374

TOTAL	$4,805,496	$27,374	$2,206	$4,835,076

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(15,231)	$—	$(15,231)

TOTAL	$—	$(15,231)	$—	$(15,231)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

During the period ended August 31, 2016, the amount of transfers between Level 1 and Level 3 was $2,149. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 61.2%
Consumer Discretionary - 4.0%
Kroton Educacional SA	19,518	$83,410
Lojas Americanas SA	2,623	11,348
Lojas Renner SA	9,039	71,742

		166,500

Consumer Staples - 17.1%
Ambev SA	66,588	395,709
BRF SA	8,606	143,513
Hypermarcas SA	4,911	39,693
JBS SA	10,086	39,042
M Dias Branco SA	479	17,949
Natura Cosmeticos SA	2,431	23,458
Raia Drogasil SA	3,266	60,360

		719,724

Energy - 7.8%
Cosan SA Industria e Comercio	1,721	20,049
Petroleo Brasileiro SA*	42,040	191,896
Ultrapar Participacoes SA	5,108	117,735

		329,680

Financials - 12.5%
Banco Bradesco SA	11,764	106,011
Banco do Brasil SA	12,140	87,257
Banco Santander Brasil SA	5,875	41,262
BB Seguridade Participacoes SA	9,885	89,232
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	24,350	135,052
CETIP SA - Mercados Organizados	3,157	42,723
Porto Seguro SA	1,594	13,599
Sul America SA	2,492	12,602

		527,738

Health Care - 0.9%
Odontoprev SA	3,744	14,783
Qualicorp SA	3,093	21,723

		36,506

Industrials - 4.8%
CCR SA	12,467	65,864
Embraer SA	9,411	41,762
Localiza Rent a Car SA	2,244	28,012
Rumo Logistica Operadora Multimodal SA*	11,323	25,246
WEG SA	7,979	40,844

		201,728

Information Technology - 3.9%
Cielo SA	14,388	149,663
TOTVS SA	1,750	16,258

		165,921

Materials - 4.1%
Cia Siderurgica Nacional SA*	8,818	23,484
Duratex SA	4,388	11,809
Fibria Celulose SA	3,513	23,944
Klabin SA	7,838	41,263
Vale SA	13,413	70,363

		170,863

Real Estate - 1.2%
BR Malls Participacoes SA*	8,088	30,907
Multiplan Empreendimentos Imobiliarios SA	1,129	20,387

		51,294

Telecommunication Services - 0.7%
TIM Participacoes SA	11,943	30,734

Utilities - 4.2%
AES Tiete Energia SA	2,645	13,679
Cia de Saneamento Basico do Estado de Sao Paulo	4,827	43,932
CPFL Energia SA	2,869	20,657
EDP - Energias do Brasil SA	4,278	18,944
Engie Brasil Energia SA	2,305	27,838
Equatorial Energia SA	2,805	43,927
Transmissora Alianca de Energia Eletrica SA	1,343	9,649

		178,626

TOTAL COMMON STOCKS
(Cost $2,211,412)		2,579,314

PREFERRED STOCKS - 38.8%
Consumer Discretionary - 1.1%
Lojas Americanas SA	8,078	48,105

Consumer Staples - 0.8%
Cia Brasileira de Distribuicao	2,228	34,746

Energy - 5.2%
Petroleo Brasileiro SA*	55,377	220,362

Financials - 22.8%
Banco Bradesco SA	39,213	352,883
Itau Unibanco Holding SA	41,474	460,437
Itausa - Investimentos Itau SA	54,978	146,417

		959,737

Materials - 4.6%
Braskem SA, Class A	2,188	16,336
Gerdau SA	12,938	36,380
Suzano Papel e Celulose SA, Class A	5,694	17,986
Vale SA	27,195	121,860

		192,562

Telecommunication Services - 2.3%
Telefonica Brasil SA	6,323	95,338

Utilities - 2.0%
Centrais Eletricas Brasileiras SA, Class B*	3,179	28,057
Cia Energetica de Minas Gerais	10,630	28,804
Cia Energetica de Sao Paulo, Class B	2,675	11,175
Cia Paranaense de Energia	1,446	14,759

		82,795

TOTAL PREFERRED STOCKS
(Cost $1,358,287)		1,633,645

RIGHTS - 0.0%
Utilities - 0.0%
AES Tiete Energia SA*, expires 9/21/16
(Cost $0)	84	107

TOTAL INVESTMENTS - 100.0%
(Cost $3,569,699)†		$4,213,066
Other assets and liabilities, net - 0.0%		1,017

NET ASSETS - 100.0%		$4,214,083

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $4,548,610. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $335,544. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $744,847 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,080,391.

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(a)
JP Morgan & Chase Co.	9/6/2016	BRL	9,301,086	USD	2,827,422	$(47,758)
State Street Bank & Trust Co.	9/6/2016	BRL	7,257,257	USD	2,219,684	(23,701)
The Bank of New York Mellon	9/6/2016	BRL	1,202,000	USD	367,472	(4,094)
The Bank of New York Mellon	9/6/2016	BRL	184,000	USD	56,063	(815)
The Bank of New York Mellon	9/6/2016	BRL	31,051	USD	9,716	117
The Bank of New York Mellon	9/6/2016	BRL	16,571	USD	5,009	(113)
The Bank of New York Mellon	9/6/2016	BRL	2,851,402	USD	881,750	316
JP Morgan & Chase Co.	9/6/2016	USD	2,861,696	BRL	9,301,086	13,483
State Street Bank & Trust Co.	9/6/2016	USD	2,243,148	BRL	7,257,257	236
The Bank of New York Mellon	9/6/2016	USD	1,310,004	BRL	4,285,024	14,595
JP Morgan & Chase Co.	10/5/2016	BRL	9,301,086	USD	2,835,265	(14,993)
State Street Bank & Trust Co.	10/5/2016	BRL	7,257,257	USD	2,221,723	(2,217)
The Bank of New York Mellon	10/5/2016	BRL	114,000	USD	34,862	(72)
The Bank of New York Mellon	10/5/2016	BRL	261,000	USD	79,853	(128)
The Bank of New York Mellon	10/5/2016	USD	872,575	BRL	2,851,402	1,218

Total net unrealized depreciation						$(63,926)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

BRL	Brazilian Real
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$2,579,314	$—	$—	$2,579,314
Preferred Stocks (b)	1,633,645	—	—	1,633,645
Rights	107	—	—	107
Derivatives (c)
Forward Foreign Currency Exchange Contracts	—	29,965	—	29,965

TOTAL	$4,213,066	$29,965	$—	$4,243,031

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Exchange Contracts	$—	$(93,891)	$—	$(93,891)

TOTAL	$—	$(93,891)	$—	$(93,891)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.7%
Brazil - 4.5%
AES Tiete Energia SA	5,900	$30,512
Ambev SA	136,705	812,390
Banco Bradesco SA	29,315	264,173
Banco do Brasil SA	29,743	213,779
Banco Santander Brasil SA	15,831	111,188
BB Seguridade Participacoes SA	24,006	216,702
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	58,639	325,227
BR Malls Participacoes SA*	22,832	87,250
BRF SA	23,644	394,286
CCR SA	26,858	141,892
CETIP SA - Mercados Organizados	5,163	69,870
Cia de Saneamento Basico do Estado de Sao Paulo	11,945	108,715
Cia Siderurgica Nacional SA*	21,255	56,606
Cielo SA	31,175	324,281
Cosan SA Industria e Comercio	5,418	63,119
CPFL Energia SA	9,834	70,804
Duratex SA	13,881	37,355
EDP - Energias do Brasil SA	10,590	46,896
Embraer SA	25,497	113,146
Engie Brasil Energia SA	7,134	86,159
Equatorial Energia SA	4,491	70,330
Fibria Celulose SA	7,458	50,833
Hypermarcas SA	10,004	80,857
JBS SA	28,104	108,789
Klabin SA	23,167	121,962
Kroton Educacional SA	48,987	209,346
Localiza Rent a Car SA	6,411	80,028
Lojas Americanas SA	6,420	27,774
Lojas Renner SA	22,118	175,550
Multiplan Empreendimentos Imobiliarios SA	3,101	55,995
Natura Cosmeticos SA	8,079	77,958
Odontoprev SA	31,276	123,489
Petroleo Brasileiro SA*	103,705	473,372
Porto Seguro SA	2,165	18,471
Qualicorp SA	14,480	101,699
Raia Drogasil SA	5,990	110,703
Rumo Logistica Operadora Multimodal SA*	29,805	66,455
Sul America SA	4,089	20,678
TIM Participacoes SA	31,774	81,767
TOTVS SA	8,785	81,615
Ultrapar Participacoes SA	14,547	335,295
Vale SA	44,302	232,403
WEG SA	13,878	71,040

		6,350,759

Chile - 1.3%
AES Gener SA	198,884	79,589
Banco de Chile	1,394,660	154,403
Banco de Credito e Inversiones	3,900	172,290
Banco Santander Chile	3,597,265	189,139
Cencosud SA	57,303	168,173
Cia Cervecerias Unidas SA	7,842	82,901
Colbun SA	371,388	77,939
Empresa Nacional de Electricidad SA	160,806	120,044
Empresa Nacional de Telecomunicaciones SA*	3,669	34,683
Empresas CMPC SA	62,350	123,987
Empresas COPEC SA	18,030	157,956
Endesa Americas SA	160,806	71,833
Enersis Americas SA	624,621	103,508
Enersis Chile SA	624,621	66,840
Itau CorpBanca	9,930,073	85,457
Latam Airlines Group SA*	8,905	70,821

		1,759,563

China - 22.1%
3SBio, Inc., 144A*	53,300	54,416
58.com, Inc., ADR*	940	42,770
AAC Technologies Holdings, Inc.	34,273	390,774
Agricultural Bank of China Ltd., Class H	700,402	288,014
Air China Ltd., Class H	139,350	103,108
Alibaba Group Holding Ltd., ADR*	27,900	2,711,601
Aluminum Corp. of China Ltd., Class H*	171,201	64,221

Anhui Conch Cement Co. Ltd., Class H	72,162	202,787
ANTA Sports Products Ltd.	78,194	211,674
AviChina Industry & Technology Co. Ltd., Class H	60,467	44,429
Baidu, Inc., ADR*	7,100	1,214,597
Bank of China Ltd., Class H	2,902,485	1,305,782
Bank of Communications Co. Ltd., Class H	384,700	297,046
Beijing Capital International Airport Co. Ltd., Class H	62,605	70,614
Belle International Holdings Ltd.	233,163	151,484
BYD Co. Ltd., Class H*	31,443	218,873
CGN Power Co. Ltd., Class H, 144A	273,318	79,273
China Cinda Asset Management Co. Ltd., Class H	190,570	64,608
China CITIC Bank Corp. Ltd., Class H	352,661	232,757
China Communications Construction Co. Ltd., Class H	202,752	221,111
China Communications Services Corp. Ltd., Class H	191,681	112,673
China Conch Venture Holdings Ltd.	40,918	78,697
China Construction Bank Corp., Class H	2,857,517	2,136,448
China COSCO Holdings Co. Ltd., Class H*	77,503	25,776
China Everbright Bank Co. Ltd., Class H	125,838	59,532
China Evergrande Group	283,671	196,000
China Galaxy Securities Co. Ltd., Class H	77,902	73,006
China Huishan Dairy Holdings Co. Ltd. (a)	219,688	84,391
China Life Insurance Co. Ltd., Class H	206,936	494,563
China Longyuan Power Group Corp. Ltd., Class H	190,195	159,853
China Medical System Holdings Ltd.	69,576	116,595
China Mengniu Dairy Co. Ltd. (a)	129,212	245,181
China Merchants Bank Co. Ltd., Class H	156,462	380,791
China Minsheng Banking Corp. Ltd., Class H	271,660	292,057
China National Building Material Co. Ltd., Class H	125,542	56,641
China Oilfield Services Ltd., Class H	73,286	57,533
China Pacific Insurance Group Co. Ltd., Class H	87,625	308,366
China Petroleum & Chemical Corp., Class H	1,018,603	739,246
China Railway Construction Corp. Ltd., Class H	45,437	55,584
China Railway Group Ltd., Class H	116,320	86,218
China Shenhua Energy Co. Ltd., Class H	144,787	260,176
China Shipping Container Lines Co. Ltd., Class H*	176,690	36,898
China Southern Airlines Co. Ltd., Class H	78,680	46,655
China Telecom Corp. Ltd., Class H	656,348	339,277
China Vanke Co. Ltd., Class H	77,852	199,709
Chongqing Rural Commercial Bank Co. Ltd., Class H	40,830	23,685
CITIC Securities Co. Ltd., Class H	50,659	113,235
CNOOC Ltd.	671,654	825,114
Country Garden Holdings Co. Ltd.	283,481	143,978
CRRC Corp. Ltd., Class H	221,887	198,503
CSPC Pharmaceutical Group Ltd.	198,862	193,029
Ctrip.com International, Ltd., ADR*	7,226	342,151
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A	17,819	121,051
Dongfeng Motor Group Co. Ltd., Class H	173,267	185,159
ENN Energy Holdings Ltd.	27,556	154,341
Fosun International Ltd.	126,121	174,609
Geely Automobile Holdings Ltd.	194,372	155,847
GF Securities Co. Ltd., Class H	32,779	71,410

GOME Electrical Appliances Holding Ltd. (a)	315,499	37,416
Great Wall Motor Co. Ltd., Class H	141,369	137,222
Guangzhou Automobile Group Co. Ltd., Class H	91,052	125,353
Guangzhou R&F Properties Co. Ltd., Class H	70,998	119,893
Haitian International Holdings Ltd.	18,149	36,543
Haitong Securities Co. Ltd., Class H (a)	79,808	138,885
Hengan International Group Co. Ltd. (a)	28,013	237,066
Huadian Power International Corp. Ltd., Class H	34,781	15,558
Huaneng Power International, Inc., Class H	94,381	57,425
Huaneng Renewables Corp. Ltd., Class H	72,235	26,817
Huatai Securities Co. Ltd., Class H, 144A	40,699	86,145
Industrial & Commercial Bank of China Ltd., Class H	2,491,509	1,583,379
JD.com, Inc., ADR*	12,808	325,451
Jiangsu Expressway Co. Ltd., Class H	41,139	57,804
Jiangxi Copper Co. Ltd., Class H	51,144	59,072
Kingsoft Corp. Ltd. (a)	31,206	63,799
Lenovo Group Ltd. (a)	285,516	192,490
Longfor Properties Co. Ltd.	102,612	165,342
Luye Pharma Group Ltd.*	89,005	56,564
NetEase, Inc., ADR	1,464	310,324
New China Life Insurance Co. Ltd., Class H	15,520	63,120
New Oriental Education & Technology Group, Inc., ADR	3,054	120,572
People’s Insurance Co. Group of China Ltd., Class H	96,496	38,810
PetroChina Co. Ltd., Class H	844,363	563,812
PICC Property & Casualty Co. Ltd., Class H	179,671	296,921
Ping An Insurance Group Co. of China Ltd., Class H	178,699	924,875
Qunar Cayman Islands Ltd., ADR*(a)	740	21,993
Semiconductor Manufacturing International Corp.*	800,833	87,748
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	127,243	82,340
Shanghai Electric Group Co. Ltd., Class H*(a)	108,591	47,923
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	25,957	75,286
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	37,880	104,008
Shenzhou International Group Holdings Ltd.	26,360	173,127
Sinopec Engineering Group Co. Ltd., Class H	120,632	99,988
Sinopec Shanghai Petrochemical Co. Ltd., Class H	230,326	119,059
Sinopharm Group Co. Ltd., Class H	52,122	267,075
Sinotrans Ltd., Class H	53,920	26,690
SOHO China Ltd.	201,860	120,478
SouFun Holdings Ltd., ADR*(a)	7,997	35,987
Sunac China Holdings Ltd.	35,230	24,478
TAL Education Group, ADR*(a)	1,098	65,616
Tencent Holdings Ltd.	205,156	5,336,798
Tingyi Cayman Islands Holding Corp.	107,096	99,123
TravelSky Technology Ltd., Class H	31,591	68,740
Tsingtao Brewery Co. Ltd., Class H	22,404	75,089
Vipshop Holdings Ltd., ADR*	8,610	121,918
Want Want China Holdings Ltd. (a)	307,912	202,826
Weichai Power Co. Ltd., Class H	28,454	35,909
Yanzhou Coal Mining Co. Ltd., Class H	52,309	29,939
YY, Inc., ADR*(a)	449	23,101
Zhejiang Expressway Co. Ltd., Class H	45,049	50,232
Zhuzhou CRRC Times Electric Co. Ltd.	17,744	94,352

Zijin Mining Group Co. Ltd., Class H	474,961	157,962
ZTE Corp., Class H	22,464	30,348

		30,832,708

Colombia - 0.0%
Ecopetrol SA*	108,977	48,397
Grupo Argos SA	2,112	14,012

		62,409

Czech Republic - 0.3%
CEZ AS	13,381	233,540
O2 Czech Republic AS	14,842	138,800

		372,340

Egypt - 0.3%
Commercial International Bank Egypt SAE	69,267	381,361
Talaat Moustafa Group	73,781	47,692

		429,053

Hong Kong - 4.9%
Alibaba Health Information Technology Ltd.*	94,007	58,531
Alibaba Pictures Group Ltd.*	394,803	81,428
Beijing Enterprises Holdings Ltd.	28,417	163,010
Beijing Enterprises Water Group Ltd.	264,910	184,744
Brilliance China Automotive Holdings Ltd. (a)	109,196	124,855
China Everbright International Ltd.	154,574	197,662
China Everbright Ltd.	12,974	26,926
China Gas Holdings Ltd.	114,100	193,855
China Merchants Port Holdings Co. Ltd.	40,215	114,566
China Mobile Ltd.	227,805	2,813,223
China Overseas Land & Investment Ltd.	164,206	542,940
China Power International Development Ltd.	54,431	20,558
China Resources Beer Holdings Co. Ltd.	60,749	140,174
China Resources Gas Group Ltd.	45,030	150,921
China Resources Land Ltd.	63,378	178,511
China Resources Power Holdings Co. Ltd.	107,187	185,149
China State Construction International Holdings Ltd.	105,378	125,787
China Taiping Insurance Holdings Co. Ltd.*	39,864	79,959
China Unicom Hong Kong Ltd.	176,482	199,970
CITIC Ltd.	63,476	99,990
COSCO SHIPPING Ports Ltd.	47,317	51,236
GCL-Poly Energy Holdings Ltd.	355,263	50,375
Guangdong Investment Ltd.	170,263	263,376
Haier Electronics Group Co. Ltd.	43,705	73,128
Hanergy Thin Film Power Group Ltd.*	792,724	0
Kunlun Energy Co. Ltd.	168,136	123,758
Nine Dragons Paper Holdings Ltd.	173,060	138,983
Shanghai Industrial Holdings Ltd.	54,072	140,799
Shimao Property Holdings Ltd.	54,266	75,549
Sino Biopharmaceutical Ltd.	313,157	201,033
Sun Art Retail Group Ltd.	90,645	58,307

		6,859,303

Hungary - 0.5%
MOL Hungarian Oil & Gas PLC	2,534	158,184
OTP Bank PLC	12,723	332,357
Richter Gedeon Nyrt	7,473	153,302

		643,843

India - 5.5%
Axis Bank Ltd., GDR	35,378	1,592,010
Dr. Reddy’s Laboratories Ltd., ADR (a)	9,054	412,048
ICICI Bank Ltd., ADR	191,072	1,465,522
Infosys Ltd., ADR	38,835	615,923
Larsen & Toubro Ltd., GDR	51,579	1,160,528
Reliance Industries Ltd., GDR, 144A	34,460	1,075,152
Tata Motors Ltd., ADR	21,673	883,608
Wipro Ltd., ADR (a)	52,807	544,968

		7,749,759

Indonesia - 2.9%
PT AKR Corporindo Tbk	38,226	19,236
PT Astra International Tbk	874,964	537,577

PT Bank Central Asia Tbk	490,680	556,708
PT Bank Danamon Indonesia Tbk	79,963	24,595
PT Bank Mandiri Persero Tbk	289,859	245,282
PT Bank Negara Indonesia Persero Tbk	181,689	80,469
PT Bank Rakyat Indonesia Persero Tbk	353,467	310,433
PT Bumi Serpong Damai Tbk	259,644	42,083
PT Charoen Pokphand Indonesia Tbk	156,444	43,991
PT Global Mediacom Tbk	217,111	14,567
PT Gudang Garam Tbk	23,561	114,386
PT Hanjaya Mandala Sampoerna Tbk	327,525	98,270
PT Indocement Tunggal Prakarsa Tbk	99,662	132,983
PT Indofood CBP Sukses Makmur Tbk	51,632	38,826
PT Indofood Sukses Makmur Tbk	120,856	72,204
PT Jasa Marga Persero Tbk	55,210	20,228
PT Kalbe Farma Tbk	921,089	124,640
PT Lippo Karawaci Tbk	1,018,592	84,467
PT Matahari Department Store Tbk	124,613	187,882
PT Media Nusantara Citra Tbk	119,767	17,335
PT Perusahaan Gas Negara Persero Tbk	297,805	67,800
PT Semen Indonesia Persero Tbk	141,210	105,389
PT Summarecon Agung Tbk	310,706	40,990
PT Surya Citra Media Tbk	233,575	53,353
PT Telekomunikasi Indonesia Persero Tbk	1,775,106	563,377
PT Tower Bersama Infrastructure Tbk	110,298	46,356
PT Unilever Indonesia Tbk	79,489	273,552
PT United Tractors Tbk	79,426	112,268
PT Waskita Karya Persero Tbk	100,800	21,201
PT XL Axiata Tbk*	184,859	39,578

		4,090,026

Malaysia - 2.9%
Alliance Financial Group Bhd	42,300	41,200
AMMB Holdings Bhd	78,800	85,299
Astro Malaysia Holdings Bhd	28,700	20,877
Axiata Group Bhd	14,800	20,035
Berjaya Sports Toto Bhd	27,116	22,399
British American Tobacco Malaysia Bhd	7,000	84,956
DiGi.Com Bhd	144,700	179,113
Genting Bhd	11,800	22,695
Genting Malaysia Bhd	139,300	152,507
HAP Seng Consolidated Bhd	9,400	18,033
Hartalega Holdings Bhd	35,800	38,665
Hong Leong Bank Bhd	45,600	147,071
IHH Healthcare Bhd	130,300	210,125
IJM Corp. Bhd	41,000	34,676
IOI Corp. Bhd	109,700	119,560
IOI Properties Group Bhd	70,066	43,537
Kuala Lumpur Kepong Bhd	26,400	153,498
Lafarge Malaysia Bhd	57,000	113,143
Malayan Banking Bhd	169,900	327,609
Maxis Bhd	86,700	134,256
Petronas Chemicals Group Bhd	151,700	250,246
Petronas Dagangan Bhd	12,500	72,124
Petronas Gas Bhd	28,800	157,653
PPB Group Bhd	10,400	41,236
Public Bank Bhd	123,000	600,518
RHB Bank Bhd	25,562	31,515
Sime Darby Bhd	112,100	218,091
Telekom Malaysia Bhd	62,000	104,569
Tenaga Nasional Bhd	86,600	314,754
UMW Holdings Bhd	78,900	108,365
Westports Holdings Bhd	42,300	46,415
YTL Corp. Bhd	224,293	92,914
YTL Power International Bhd	160,370	58,920

		4,066,574

Malta - 0.1%
Brait SE*	16,081	127,427

Mexico - 4.5%
Alfa SAB de CV, Class A	118,230	192,307
America Movil SAB de CV, Series L	1,142,466	684,022
Arca Continental SAB de CV	31,717	197,622
Cemex SAB de CV, Series CPO*	530,772	439,425

Coca-Cola Femsa SAB de CV, Series L	17,046	126,939
El Puerto de Liverpool SAB de CV, Class C1	4,668	50,828
Fibra Uno Administracion SA de CV REIT	116,404	225,051
Fomento Economico Mexicano SAB de CV	83,812	767,545
Gentera SAB de CV	38,889	75,393
Gruma SAB de CV, Class B	5,404	71,908
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,027	30,058
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,814	58,153
Grupo Bimbo SAB de CV, Series A	77,183	219,524
Grupo Carso SAB de CV, Series A1	26,666	108,640
Grupo Comercial Chedraui SA de CV	10,493	25,331
Grupo Financiero Banorte SAB de CV, Class O	106,226	571,667
Grupo Financiero Inbursa SAB de CV, Class O	146,266	255,097
Grupo Financiero Santander Mexico SAB de CV, Class B	88,188	168,248
Grupo Lala SAB de CV	8,908	18,658
Grupo Mexico SAB de CV, Series B	161,589	404,345
Grupo Televisa SAB, Series CPO	93,728	511,484
Industrias Penoles SAB de CV	6,126	141,900
Kimberly-Clark de Mexico SAB de CV, Class A	54,558	130,835
Mexichem SAB de CV	56,864	130,922
OHL Mexico SAB de CV*	33,410	47,219
Promotora y Operadora de Infraestructura SAB de CV	7,304	87,726
Wal-Mart de Mexico SAB de CV	210,151	479,601

		6,220,448

Netherlands - 0.5%
Steinhoff International Holdings NV	106,335	638,068

Peru - 0.2%
Cia de Minas Buenaventura SAA, ADR*	5,461	67,498
Credicorp Ltd.	1,292	202,430

		269,928

Philippines - 2.0%
Aboitiz Equity Ventures, Inc.	90,520	145,702
Aboitiz Power Corp.	167,700	163,759
Ayala Corp.	4,960	93,143
Ayala Land, Inc.	390,400	322,575
Bank of the Philippine Islands	86,920	196,803
BDO Unibank, Inc.	86,019	211,009
DMCI Holdings, Inc.	145,800	35,985
Energy Development Corp.	714,300	87,841
Globe Telecom, Inc.	2,525	106,755
GT Capital Holdings, Inc.	2,430	80,053
International Container Terminal Services, Inc.	41,110	74,112
JG Summit Holdings, Inc.	78,950	132,162
Jollibee Foods Corp.	27,550	144,860
Metro Pacific Investments Corp.	446,400	66,297
Metropolitan Bank & Trust Co.	76,579	137,232
PLDT, Inc.	4,540	177,917
Robinsons Land Corp.	26,200	17,937
Security Bank Corp.	10,600	48,547
SM Investments Corp.	12,690	185,196
SM Prime Holdings, Inc.	225,900	144,718
Universal Robina Corp.	56,320	226,029

		2,798,632

Poland - 1.3%
Bank Pekao SA	8,002	268,723
Bank Zachodni WBK SA	5,325	437,352
CCC SA	1,966	91,551
Cyfrowy Polsat SA*	39,938	251,378
Eurocash SA	6,469	71,172
Grupa Azoty SA	2,785	45,754
LPP SA	41	47,207
PGE Polska Grupa Energetyczna SA	38,274	113,010
Polski Koncern Naftowy ORLEN SA	2,142	35,624
Polskie Gornictwo Naftowe i Gazownictwo SA	96,873	132,110

Powszechna Kasa Oszczednosci Bank Polski SA*	17,359	118,011
Powszechny Zaklad Ubezpieczen SA	36,350	257,162

		1,869,054

Qatar - 0.7%
Barwa Real Estate Co.	3,253	32,607
Ezdan Holding Group QSC	34,110	176,107
Industries Qatar QSC	5,925	182,240
Masraf Al Rayan QSC	8,422	87,889
Qatar Gas Transport Co. Ltd.	5,462	37,500
Qatar National Bank SAQ	10,451	467,825

		984,168

Romania - 0.0%
New Europe Property Investments PLC	2,541	28,251

Russia - 3.2%
Gazprom PJSC, ADR	74,304	300,560
Lukoil PJSC, ADR	9,416	422,308
Magnit PJSC, GDR	17,536	691,620
MegaFon PJSC, GDR	20,534	208,420
Mobile TeleSystems PJSC, ADR	44,462	361,476
Novatek OJSC, GDR	7,344	791,683
PhosAgro PJSC, GDR	15,600	209,040
Rosneft PJSC, GDR	94,666	494,630
Severstal PJSC, GDR	25,303	297,816
Sistema PJSC FC, GDR	20,041	170,148
Surgutneftegas OJSC, ADR	66,534	313,641
VTB Bank PJSC, GDR	118,586	242,508

		4,503,850

South Africa - 6.2%
Anglo American Platinum Ltd.*	2,960	79,589
AngloGold Ashanti Ltd.*	16,183	263,934
Aspen Pharmacare Holdings Ltd.*	11,331	271,290
Barclays Africa Group Ltd. (a)	13,940	141,183
Bid Corp. Ltd.*	9,932	182,400
Bidvest Group Ltd.	11,916	123,196
Capitec Bank Holdings Ltd.	2,059	81,590
Coronation Fund Managers Ltd. (a)	5,040	23,908
Discovery Ltd.	10,634	86,681
Exxaro Resources Ltd.	6,647	34,013
FirstRand Ltd.	118,106	354,029
Fortress Income Fund Ltd.	47,777	110,685
Fortress Income Fund Ltd., Class A	41,717	46,620
Foschini Group Ltd.	6,905	61,390
Gold Fields Ltd.	35,852	183,162
Growthpoint Properties Ltd. REIT	74,357	128,615
Hyprop Investments Ltd. REIT	7,719	67,498
Impala Platinum Holdings Ltd.*	25,011	96,050
Imperial Holdings Ltd.	4,611	49,466
Investec Ltd.	7,042	41,116
Liberty Holdings Ltd. (a)	2,562	19,651
Life Healthcare Group Holdings Ltd.	27,720	72,590
MMI Holdings Ltd.	30,521	46,834
Mondi Ltd.	4,538	91,674
Mr Price Group Ltd.	7,392	92,749
MTN Group Ltd. (a)	54,458	445,235
Naspers Ltd., Class N	15,619	2,556,068
Nedbank Group Ltd. (a)	5,824	81,810
Netcare Ltd.	18,782	41,966
Pioneer Foods Group Ltd.	1,563	18,073
PSG Group Ltd.	4,135	52,859
Rand Merchant Investment Holdings Ltd.	17,634	50,136
Redefine Properties Ltd. REIT	183,496	137,541
Remgro Ltd.	16,936	289,958
Resilient REIT Ltd. REIT	14,643	117,526
RMB Holdings Ltd.	23,134	92,366
Sanlam Ltd.	51,106	217,188
Sappi Ltd.*	27,112	133,531
Sasol Ltd.	19,830	499,270
Shoprite Holdings Ltd.	13,475	172,768
Sibanye Gold Ltd.	32,673	126,741
SPAR Group Ltd.	3,830	50,018
Standard Bank Group Ltd.	44,759	405,333
Telkom SA SOC Ltd.	4,169	17,241
Tiger Brands Ltd.	4,553	118,151
Truworths International Ltd.	13,291	68,842
Vodacom Group Ltd.	9,472	98,528

Woolworths Holdings Ltd.	34,504	189,253

		8,730,315

South Korea - 14.8%
Amorepacific Corp.	1,241	429,620
AMOREPACIFIC Group	959	124,713
BGF retail Co. Ltd.	626	113,691
BNK Financial Group, Inc.	3,072	24,383
Celltrion, Inc.*	3,157	302,392
Cheil Worldwide, Inc.	2,864	40,841
CJ CheilJedang Corp.	283	98,860
CJ Corp.	518	88,734
CJ E&M Corp.	796	49,616
CJ Korea Express Corp.*	222	40,020
Coway Co. Ltd.	2,965	221,777
Daelim Industrial Co. Ltd.	488	35,495
Daewoo Engineering & Construction Co. Ltd.*	8,617	46,988
DGB Financial Group, Inc.	5,448	44,659
Dongbu Insurance Co. Ltd.	2,222	134,516
Dongsuh Cos., Inc.	1,383	38,265
Doosan Heavy Industries & Construction Co. Ltd.	2,922	72,460
E-MART, Inc.	937	132,357
GS Engineering & Construction Corp.*	1,671	43,086
GS Holdings Corp.	703	31,146
GS Retail Co. Ltd.	1,128	47,649
Hana Financial Group, Inc.	7,588	199,398
Hankook Tire Co. Ltd.	2,686	134,420
Hanmi Pharm. Co. Ltd.	218	116,136
Hanmi Science Co. Ltd.	540	64,897
Hanon Systems	8,173	85,762
Hanssem Co. Ltd.	526	69,347
Hanwha Chemical Corp.	5,292	121,502
Hanwha Corp.	1,763	57,950
Hanwha Life Insurance Co. Ltd.	11,775	59,878
Hotel Shilla Co. Ltd.	1,297	78,867
Hyosung Corp.	807	95,537
Hyundai Department Store Co. Ltd.	600	67,534
Hyundai Development Co.-Engineering & Construction	1,643	68,741
Hyundai Engineering & Construction Co. Ltd.	3,070	106,142
Hyundai Glovis Co. Ltd.	611	100,555
Hyundai Heavy Industries Co. Ltd.*	1,079	133,061
Hyundai Marine & Fire Insurance Co. Ltd.	3,880	117,618
Hyundai Mobis Co. Ltd.	2,837	662,815
Hyundai Motor Co.	5,873	700,546
Hyundai Steel Co.	1,931	88,843
Hyundai Wia Corp.	840	68,556
Industrial Bank of Korea	3,511	36,999
Kakao Corp.	1,004	73,206
Kangwon Land, Inc.	4,629	163,779
KB Financial Group, Inc.	10,309	359,659
KCC Corp.	126	46,614
KEPCO Plant Service & Engineering Co. Ltd.	865	49,961
Kia Motors Corp.	12,175	458,064
Korea Aerospace Industries Ltd.	2,224	168,944
Korea Electric Power Corp.	6,066	315,541
Korea Investment Holdings Co. Ltd.	1,017	36,576
Korea Zinc Co. Ltd.	310	133,036
Korean Air Lines Co. Ltd.*	1,389	39,303
KT&G Corp.	4,593	481,956
Kumho Petrochemical Co. Ltd.	1,105	68,282
LG Chem Ltd.	1,763	427,705
LG Corp.	4,007	236,826
LG Display Co. Ltd.	6,741	181,674
LG Electronics, Inc.	4,125	190,527
LG Household & Health Care Ltd.	375	319,843
LG Innotek Co. Ltd.	349	25,823
LG Uplus Corp.	12,997	135,798
Lotte Chemical Corp.	742	178,346
Lotte Chilsung Beverage Co. Ltd.	22	29,616
Lotte Confectionery Co. Ltd.	154	23,411
Lotte Shopping Co. Ltd.	834	151,840
NAVER Corp.	971	735,870
NCSoft Corp.	716	173,381
Neo Holdings Co. Ltd.*	26	0
OCI Co. Ltd.*	927	72,663

Orion Corp.	119	79,298
Ottogi Corp.	47	29,465
Paradise Co. Ltd.	2,136	32,088
POSCO	2,539	526,017
Posco Daewoo Corp.	3,099	63,648
S-1 Corp.	701	64,756
Samsung C&T Corp.	3,179	431,945
Samsung Card Co. Ltd.	2,486	98,660
Samsung Electro-Mechanics Co. Ltd.	1,874	89,414
Samsung Electronics Co. Ltd.	3,610	5,245,022
Samsung Fire & Marine Insurance Co. Ltd.	1,541	373,157
Samsung Life Insurance Co. Ltd.	3,559	328,769
Samsung SDI Co. Ltd.	2,279	236,076
Samsung SDS Co. Ltd.	1,123	161,148
Shinhan Financial Group Co. Ltd.	14,467	531,970
Shinsegae Inc.	231	42,160
SK Holdings Co. Ltd.	1,909	362,967
SK Hynix, Inc.	20,590	673,099
SK Innovation Co. Ltd.	1,827	238,411
SK Networks Co. Ltd.	10,906	61,915
SK Telecom Co. Ltd.	588	115,227
S-Oil Corp.	1,536	97,395
Woori Bank	8,701	82,718
Yuhan Corp.	388	100,393

		20,740,334

Taiwan - 12.6%
Acer, Inc.*	189,935	85,299
Advanced Semiconductor Engineering, Inc.	283,772	348,784
Advantech Co. Ltd.	19,549	159,877
Asia Cement Corp.	57,640	51,499
Asia Pacific Telecom Co. Ltd.*	12,638	4,262
Asustek Computer, Inc.	30,227	255,778
AU Optronics Corp.	476,619	187,761
Catcher Technology Co. Ltd.*	29,418	211,383
Cathay Financial Holding Co. Ltd.	208,667	263,707
Chailease Holding Co. Ltd.	42,871	74,040
Cheng Shin Rubber Industry Co. Ltd.	72,761	154,554
Chicony Electronics Co. Ltd.	26,816	66,342
China Airlines Ltd.	134,447	39,024
China Life Insurance Co. Ltd.	91,712	81,219
China Steel Corp.	473,301	328,158
Chunghwa Telecom Co. Ltd.	158,441	569,240
Compal Electronics, Inc.	182,300	108,011
CTBC Financial Holding Co. Ltd.	459,932	265,982
Delta Electronics, Inc.	85,366	443,907
E.Sun Financial Holding Co. Ltd.	273,802	154,027
Eclat Textile Co. Ltd.	9,003	114,061
Eva Airways Corp.	115,007	53,280
Evergreen Marine Corp. Taiwan Ltd.*	86,663	32,775
Far Eastern New Century Corp.	78,326	57,762
Far EasTone Telecommunications Co. Ltd.	74,153	172,702
Feng TAY Enterprise Co. Ltd.	22,441	106,793
First Financial Holding Co. Ltd.	221,651	113,862
Formosa Chemicals & Fibre Corp.	119,153	309,425
Formosa Petrochemical Corp.	19,666	57,516
Formosa Plastics Corp.	159,462	393,498
Formosa Taffeta Co. Ltd.	26,172	25,281
Foxconn Technology Co. Ltd.*	50,687	142,171
Fubon Financial Holding Co. Ltd.	118,290	167,385
Giant Manufacturing Co. Ltd.	12,816	82,598
Hermes Microvision, Inc.	2,246	96,266
Highwealth Construction Corp.	37,693	58,564
Hiwin Technologies Corp.	13,022	67,305
Hon Hai Precision Industry Co. Ltd.	566,949	1,572,352
Hotai Motor Co. Ltd.	9,353	103,462
HTC Corp.*	18,501	49,561
Hua Nan Financial Holdings Co. Ltd.	131,131	67,569
Innolux Corp.	205,864	72,664
Inotera Memories, Inc.*	129,604	109,874
Inventec Corp.	107,569	79,836
Largan Precision Co. Ltd.	3,202	359,248
Lite-On Technology Corp.	83,077	125,674
MediaTek, Inc.	54,774	430,693
Mega Financial Holding Co. Ltd.	295,795	201,357
Merida Industry Co. Ltd.	8,804	35,931

Nan Ya Plastics Corp.	175,035	334,288
Nien Made Enterprise Co. Ltd.	3,710	42,092
Novatek Microelectronics Corp.	24,811	84,839
OBI Pharma, Inc.*	4,141	51,811
Pegatron Corp.	90,969	219,893
Phison Electronics Corp.	7,344	53,118
Pou Chen Corp.	101,356	146,937
Powertech Technology, Inc.	34,204	89,255
President Chain Store Corp.	22,536	179,333
Quanta Computer, Inc.	113,970	210,839
Realtek Semiconductor Corp.	23,376	93,561
Siliconware Precision Industries Co. Ltd.	123,032	183,595
Simplo Technology Co. Ltd.	14,344	47,240
SinoPac Financial Holdings Co. Ltd.	239,958	70,179
Standard Foods Corp.	13,084	32,287
Synnex Technology International Corp.	64,916	68,536
TaiMed Biologics, Inc.*	1,492	9,240
Taishin Financial Holding Co. Ltd.	167,643	63,400
Taiwan Business Bank*	72,021	19,248
Taiwan Cement Corp.	112,554	128,585
Taiwan Cooperative Financial Holding Co. Ltd.	172,512	75,843
Taiwan Fertilizer Co. Ltd.	19,618	25,905
Taiwan Mobile Co. Ltd.	72,323	254,141
Taiwan Semiconductor Manufacturing Co. Ltd.	921,794	5,112,927
Teco Electric and Machinery Co. Ltd.	38,957	32,781
Transcend Information, Inc.	15,802	45,568
Uni-President Enterprises Corp.	188,687	356,793
United Microelectronics Corp.	531,422	192,602
Vanguard International Semiconductor Corp.	50,908	95,461
Wistron Corp.	92,893	68,212
WPG Holdings Ltd.	74,935	89,151
Zhen Ding Technology Holding Ltd.	19,748	39,582

		17,629,561

Thailand - 2.0%
Indorama Ventures PCL, NVDR	391,600	362,011
IRPC PCL, NVDR	1,565,448	218,884
Kasikornbank PCL, NVDR	87,600	499,805
Krung Thai Bank PCL, NVDR	896,600	492,132
PTT Exploration & Production PCL, NVDR	31,000	72,764
PTT PCL, NVDR	20,200	203,660
Siam Commercial Bank PCL, NVDR	134,700	622,611
Thai Oil PCL, NVDR	130,100	265,909

		2,737,776

Turkey - 1.4%
Akbank TAS	87,744	232,010
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,202	44,686
Arcelik AS	9,956	71,233
BIM Birlesik Magazalar AS	10,650	182,574
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	60,043	59,080
Eregli Demir ve Celik Fabrikalari TAS	82,907	124,748
Ford Otomotiv Sanayi AS	7,140	77,449
Haci Omer Sabanci Holding AS	41,245	127,328
KOC Holding AS	32,388	140,615
Petkim Petrokimya Holding AS	12,275	19,051
TAV Havalimanlari Holding AS	7,365	28,738
Tofas Turk Otomobil Fabrikasi AS	7,173	52,777
Tupras Turkiye Petrol Rafinerileri AS	6,324	123,809
Turk Hava Yollari AO*	29,203	50,952
Turkcell Iletisim Hizmetleri AS*	18,270	61,344
Turkiye Garanti Bankasi AS	91,772	236,765
Turkiye Halk Bankasi AS	18,830	56,539
Turkiye Is Bankasi, Class C	65,635	106,749
Turkiye Sise ve Cam Fabrikalari AS	29,412	34,012
Turkiye Vakiflar Bankasi TAO, Class D	33,605	49,428
Ulker Biskuvi Sanayi AS	5,366	37,776

		1,917,663

United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank PJSC	82,365	143,961

Aldar Properties PJSC	149,719	112,500
Arabtec Holding PJSC*	121,199	48,175
DP World Ltd.	8,402	155,437
Dubai Financial Market PJSC	114,250	41,680
Dubai Islamic Bank PJSC	64,273	95,541
Emaar Malls Group PJSC	21,853	16,421
Emaar Properties PJSC	148,727	287,485
Emirates Telecommunications Group Co. PJSC	33,964	182,622
First Gulf Bank PJSC	62,138	197,929
National Bank of Abu Dhabi PJSC	46,568	115,624

		1,397,375

TOTAL COMMON STOCKS
(Cost $137,869,670)		133,809,187

PREFERRED STOCKS - 3.9%
Brazil - 2.8%
Banco Bradesco SA	97,293	875,553
Braskem SA, Class A	4,229	31,575
Centrais Eletricas Brasileiras SA, Class B*	7,207	63,607
Cia Brasileira de Distribuicao	6,017	93,836
Cia Energetica de Minas Gerais	27,844	75,447
Gerdau SA	32,011	90,010
Itau Unibanco Holding SA	100,896	1,120,129
Itausa - Investimentos Itau SA	141,365	376,483
Lojas Americanas SA	16,486	98,175
Petroleo Brasileiro SA*	136,610	543,614
Suzano Papel e Celulose SA, Class A	14,220	44,916
Telefonica Brasil SA	14,257	214,968
Vale SA	66,811	299,379

		3,927,692

Chile - 0.1%
Embotelladora Andina SA, Class B	12,803	45,850
Sociedad Quimica y Minera de Chile SA, Class B	3,086	78,830

		124,680

Colombia - 0.1%
Bancolombia SA	12,521	122,586

South Korea - 0.9%
Amorepacific Corp.	317	62,547
Hyundai Motor Co.	777	66,759
Hyundai Motor Co. - 2nd Preferred	1,295	116,724
LG Chem Ltd.	420	67,803
LG Household & Health Care Ltd.	96	48,990
Samsung Electronics Co. Ltd.	709	841,898

		1,204,721

TOTAL PREFERRED STOCKS
(Cost $4,763,118)		5,379,679

RIGHTS - 0.0%
Brazil - 0.0%
AES Tiete Energia SA*, expires 09/21/16	189	242

South Korea - 0.0%
Hanwha Corp.*, expires 09/27/16	455	0

TOTAL RIGHTS
(Cost $0)		242

SECURITIES LENDING COLLATERAL - 1.8%
Daily Assets Fund “Capital Shares”, 0.48% (b)(c)
(Cost $2,473,689)	2,473,689	2,473,689

TOTAL INVESTMENTS - 101.4%
(Cost $145,106,477)†		$141,662,797
Other assets and liabilities, net - (1.4%)		(1,896,657)

NET ASSETS - 100.0%		$139,766,140

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $148,534,074. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $6,871,277. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,588,374 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,459,651.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $2,331,698, which is 1.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2016 the Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	33,100,737	23.8%
Information Technology	32,162,711	23.1
Consumer Discretionary	14,373,613	10.3
Consumer Staples	10,620,299	7.7
Energy	10,009,891	7.2
Materials	9,150,639	6.5
Industrials	9,030,144	6.5
Telecommunication Services	8,787,722	6.4
Real Estate	4,379,724	3.1
Utilities	4,170,070	3.0
Health Care	3,403,558	2.4

Total	139,189,108	100.0%

At August 31, 2016, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
E-mini MSCI Emerging Markets Index Futures	USD	12	$532,740	9/16/2016	$54,540

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(e)
JP Morgan & Chase Co.	9/6/2016	BRL	18,292,797	USD	5,560,797	$(93,927)
State Street Bank & Trust Co.	9/6/2016	BRL	2,992,000	USD	915,125	(9,771)
State Street Bank & Trust Co.	9/6/2016	BRL	439,000	USD	133,760	(1,945)
State Street Bank & Trust Co.	9/6/2016	BRL	7,145,055	USD	2,185,366	(23,334)
The Bank of New York Mellon	9/6/2016	BRL	4,678,510	USD	1,430,300	(15,935)
Bank of Montreal	9/6/2016	CLP	139,820,000	USD	205,951	647
JP Morgan & Chase Co.	9/6/2016	CLP	1,962,231,300	USD	2,992,575	111,348
State Street Bank & Trust Co.	9/6/2016	CLP	497,763,500	USD	732,544	1,657
State Street Bank & Trust Co.	9/6/2016	CLP	17,708,000	USD	26,871	870
Bank of Montreal	9/6/2016	COP	49,081,500	USD	16,586	93
JP Morgan & Chase Co.	9/6/2016	COP	1,924,615,100	USD	621,355	(25,383)
State Street Bank & Trust Co.	9/6/2016	COP	1,361,225,000	USD	460,262	2,843
JP Morgan & Chase Co.	9/6/2016	CZK	1,216,500	USD	50,337	120
State Street Bank & Trust Co.	9/6/2016	CZK	1,253,000	USD	51,843	119
The Bank of New York Mellon	9/6/2016	CZK	7,891,200	USD	326,750	1,002
State Street Bank & Trust Co.	9/6/2016	EUR	4,000	USD	4,472	9
State Street Bank & Trust Co.	9/6/2016	EUR	2,076	USD	2,325	8
JP Morgan & Chase Co.	9/6/2016	HKD	196,548,863	USD	25,338,421	339
State Street Bank & Trust Co.	9/6/2016	HKD	16,618,000	USD	2,142,230	(78)
State Street Bank & Trust Co.	9/6/2016	HKD	5,945,000	USD	766,409	10
The Bank of New York Mellon	9/6/2016	HKD	27,239,385	USD	3,511,769	205
The Bank of Nova Scotia	9/6/2016	HKD	1,195,000	USD	154,052	(2)
JP Morgan & Chase Co.	9/6/2016	HUF	143,008,000	USD	514,181	(967)
State Street Bank & Trust Co.	9/6/2016	HUF	8,278,000	USD	29,759	(60)
State Street Bank & Trust Co.	9/6/2016	HUF	31,377,200	USD	112,810	(218)
State Street Bank & Trust Co.	9/6/2016	HUF	1,226,000	USD	4,398	(18)
Bank of Montreal	9/6/2016	IDR	4,761,989,500	USD	358,314	(345)
JP Morgan & Chase Co.	9/6/2016	IDR	55,417,671,000	USD	4,217,158	43,265
State Street Bank & Trust Co.	9/6/2016	IDR	437,856,000	USD	33,310	332
State Street Bank & Trust Co.	9/6/2016	IDR	4,235,919,500	USD	322,246	3,209
Bank of Montreal	9/6/2016	INR	43,290,500	USD	646,030	301

JP Morgan & Chase Co.	9/6/2016	INR	621,264,744	USD	9,249,140	(17,770)
State Street Bank & Trust Co.	9/6/2016	INR	1,065,000	USD	15,853	(33)
State Street Bank & Trust Co.	9/6/2016	INR	60,198,101	USD	898,345	418
State Street Bank & Trust Co.	9/6/2016	INR	30,601,000	USD	456,255	(196)
Bank of Montreal	9/6/2016	KRW	2,194,755,000	USD	1,963,108	(5,229)
JP Morgan & Chase Co.	9/6/2016	KRW	25,569,643,000	USD	22,972,592	40,790
State Street Bank & Trust Co.	9/6/2016	KRW	417,305,400	USD	374,937	683
State Street Bank & Trust Co.	9/6/2016	KRW	800,394,000	USD	719,132	1,309
State Street Bank & Trust Co.	9/6/2016	KRW	86,433,000	USD	77,581	65
JP Morgan & Chase Co.	9/6/2016	MXN	108,427,262	USD	5,765,591	3,548
State Street Bank & Trust Co.	9/6/2016	MXN	7,686,000	USD	408,654	204
State Street Bank & Trust Co.	9/6/2016	MXN	2,745,000	USD	145,933	58
State Street Bank & Trust Co.	9/6/2016	MXN	910,000	USD	48,261	(98)
Bank of Montreal	9/6/2016	MYR	1,777,000	USD	434,474	(3,546)
JP Morgan & Chase Co.	9/6/2016	MYR	21,609,192	USD	5,337,844	11,300
State Street Bank & Trust Co.	9/6/2016	MYR	3,232,141	USD	789,868	(6,836)
Bank of Montreal	9/6/2016	PHP	9,947,000	USD	213,318	(119)
JP Morgan & Chase Co.	9/6/2016	PHP	91,196,000	USD	1,931,628	(25,196)
State Street Bank & Trust Co.	9/6/2016	PHP	53,516,216	USD	1,134,539	(13,777)
State Street Bank & Trust Co.	9/6/2016	PHP	793,000	USD	16,812	(204)
JP Morgan & Chase Co.	9/6/2016	PLN	7,455,500	USD	1,912,293	4,960
State Street Bank & Trust Co.	9/6/2016	PLN	199,000	USD	51,037	127
State Street Bank & Trust Co.	9/6/2016	PLN	62,000	USD	15,877	16
JP Morgan & Chase Co.	9/6/2016	RUB	96,348,155	USD	1,443,379	(27,916)
State Street Bank & Trust Co.	9/6/2016	RUB	2,500,000	USD	37,459	(718)
State Street Bank & Trust Co.	9/6/2016	RUB	60,507,638	USD	906,617	(17,371)
State Street Bank & Trust Co.	9/6/2016	RUB	2,444,000	USD	36,664	(658)
The Bank of New York Mellon	9/6/2016	RUB	6,878,000	USD	105,261	229
Bank of Montreal	9/6/2016	THB	6,907,500	USD	199,541	13
State Street Bank & Trust Co.	9/6/2016	THB	118,126,000	USD	3,392,914	(19,229)
State Street Bank & Trust Co.	9/6/2016	THB	4,852,000	USD	139,185	(968)
State Street Bank & Trust Co.	9/6/2016	THB	141,000	USD	4,050	(23)
JP Morgan & Chase Co.	9/6/2016	TRY	5,974,672	USD	1,981,197	(36,263)
State Street Bank & Trust Co.	9/6/2016	TRY	47,000	USD	15,594	(277)
State Street Bank & Trust Co.	9/6/2016	TRY	246,000	USD	81,569	(1,498)
Bank of Montreal	9/6/2016	TWD	46,861,500	USD	1,475,024	(2,055)
JP Morgan & Chase Co.	9/6/2016	TWD	476,825,884	USD	15,013,409	(16,186)
State Street Bank & Trust Co.	9/6/2016	TWD	114,292,156	USD	3,598,053	(4,446)
State Street Bank & Trust Co.	9/6/2016	TWD	465,000	USD	14,632	(25)
State Street Bank & Trust Co.	9/6/2016	TWD	33,655,000	USD	1,059,499	(1,309)
Bank of Montreal	9/6/2016	USD	211,608	CLP	139,820,000	(6,304)
Bank of Montreal	9/6/2016	USD	15,731	COP	49,081,500	762
Bank of Montreal	9/6/2016	USD	362,874	IDR	4,761,989,500	(4,215)
Bank of Montreal	9/6/2016	USD	647,528	INR	43,290,500	(1,798)
Bank of Montreal	9/6/2016	USD	1,973,701	KRW	2,194,755,000	(5,363)
Bank of Montreal	9/6/2016	USD	438,257	MYR	1,777,000	(236)
Bank of Montreal	9/6/2016	USD	210,987	PHP	9,947,000	2,449
Bank of Montreal	9/6/2016	USD	198,349	THB	6,907,500	1,179
Bank of Montreal	9/6/2016	USD	1,469,934	TWD	46,861,500	7,145

Bank of Montreal	9/6/2016	USD	447,280	ZAR	6,586,330	166
JP Morgan & Chase Co.	9/6/2016	USD	5,628,207	BRL	18,292,797	26,517
JP Morgan & Chase Co.	9/6/2016	USD	2,889,671	CLP	1,962,231,300	(8,445)
JP Morgan & Chase Co.	9/6/2016	USD	650,839	COP	1,924,615,100	(4,101)
JP Morgan & Chase Co.	9/6/2016	USD	49,484	CZK	1,200,500	73
JP Morgan & Chase Co.	9/6/2016	USD	662	CZK	16,000	(2)
JP Morgan & Chase Co.	9/6/2016	USD	25,339,074	HKD	196,548,863	(993)
JP Morgan & Chase Co.	9/6/2016	USD	484,153	HUF	134,594,300	687
JP Morgan & Chase Co.	9/6/2016	USD	30,251	HUF	8,413,700	57
JP Morgan & Chase Co.	9/6/2016	USD	4,168,309	IDR	55,417,671,000	5,584
JP Morgan & Chase Co.	9/6/2016	USD	250,442	INR	16,865,000	1,120
JP Morgan & Chase Co.	9/6/2016	USD	9,019,142	INR	604,399,744	(3,793)
JP Morgan & Chase Co.	9/6/2016	USD	22,362,731	KRW	24,979,170,500	39,513
JP Morgan & Chase Co.	9/6/2016	USD	203,152	KRW	227,610,000	977
JP Morgan & Chase Co.	9/6/2016	USD	325,000	KRW	362,862,500	429
JP Morgan & Chase Co.	9/6/2016	USD	145,981	MXN	2,745,300	(90)
JP Morgan & Chase Co.	9/6/2016	USD	5,598,970	MXN	105,681,962	17,181
JP Morgan & Chase Co.	9/6/2016	USD	5,285,101	MYR	21,609,192	41,443
JP Morgan & Chase Co.	9/6/2016	USD	1,953,935	PHP	91,196,000	2,889
JP Morgan & Chase Co.	9/6/2016	USD	1,824,944	PLN	7,138,500	1,292
JP Morgan & Chase Co.	9/6/2016	USD	71,818	PLN	280,000	(186)
JP Morgan & Chase Co.	9/6/2016	USD	9,490	PLN	37,000	(25)
JP Morgan & Chase Co.	9/6/2016	USD	1,471,213	RUB	96,348,155	82
JP Morgan & Chase Co.	9/6/2016	USD	130,617	TRY	393,900	2,391
JP Morgan & Chase Co.	9/6/2016	USD	1,883,980	TRY	5,580,772	473
JP Morgan & Chase Co.	9/6/2016	USD	15,015,773	TWD	476,825,884	13,822
JP Morgan & Chase Co.	9/6/2016	USD	253,340	ZAR	3,536,882	(13,060)
JP Morgan & Chase Co.	9/6/2016	USD	150,000	ZAR	2,100,789	(7,282)
JP Morgan & Chase Co.	9/6/2016	USD	7,997,139	ZAR	117,762,145	3,098
State Street Bank & Trust Co.	9/6/2016	USD	3,268,957	BRL	10,576,055	345
State Street Bank & Trust Co.	9/6/2016	USD	87,461	CLP	57,287,000	(3,344)
State Street Bank & Trust Co.	9/6/2016	USD	699,518	CLP	458,184,500	(26,747)
State Street Bank & Trust Co.	9/6/2016	USD	18,505	COP	57,367,000	772
State Street Bank & Trust Co.	9/6/2016	USD	420,599	COP	1,303,858,000	17,543
State Street Bank & Trust Co.	9/6/2016	USD	51,637	CZK	1,253,000	86
State Street Bank & Trust Co.	9/6/2016	USD	6,769	EUR	6,076	10
State Street Bank & Trust Co.	9/6/2016	USD	592,139	HKD	4,593,800	70
State Street Bank & Trust Co.	9/6/2016	USD	2,299,796	HKD	17,838,200	(186)
State Street Bank & Trust Co.	9/6/2016	USD	16,892	HKD	131,000	(4)
State Street Bank & Trust Co.	9/6/2016	USD	147,053	HUF	40,881,200	211
State Street Bank & Trust Co.	9/6/2016	USD	351,941	IDR	4,673,775,500	74
State Street Bank & Trust Co.	9/6/2016	USD	1,369,675	INR	91,864,101	588
State Street Bank & Trust Co.	9/6/2016	USD	1,166,748	KRW	1,304,132,400	2,846
State Street Bank & Trust Co.	9/6/2016	USD	600,842	MXN	11,341,000	1,841
State Street Bank & Trust Co.	9/6/2016	USD	21,014	MYR	85,000	(62)
State Street Bank & Trust Co.	9/6/2016	USD	31,440	MYR	127,000	(135)
State Street Bank & Trust Co.	9/6/2016	USD	747,652	MYR	3,020,141	(3,204)
State Street Bank & Trust Co.	9/6/2016	USD	1,164,185	PHP	54,309,216	1,147
State Street Bank & Trust Co.	9/6/2016	USD	66,725	PLN	261,000	46

State Street Bank & Trust Co.	9/6/2016	USD	1,002,338	RUB	65,451,638	(2,851)
State Street Bank & Trust Co.	9/6/2016	USD	630,960	THB	21,967,187	3,576
State Street Bank & Trust Co.	9/6/2016	USD	2,920,635	THB	101,151,813	1,198
State Street Bank & Trust Co.	9/6/2016	USD	43,127	TRY	130,000	770
State Street Bank & Trust Co.	9/6/2016	USD	55,028	TRY	163,000	12
State Street Bank & Trust Co.	9/6/2016	USD	4,677,345	TWD	148,412,156	620
State Street Bank & Trust Co.	9/6/2016	USD	1,640,170	ZAR	24,152,000	609
The Bank of New York Mellon	9/6/2016	USD	1,446,753	BRL	4,678,510	(518)
The Bank of New York Mellon	9/6/2016	USD	325,157	CZK	7,891,200	591
The Bank of New York Mellon	9/6/2016	USD	3,511,701	HKD	27,239,385	(138)
The Bank of New York Mellon	9/6/2016	USD	103,088	RUB	6,878,000	1,944
The Bank of Nova Scotia	9/6/2016	USD	154,153	HKD	1,195,000	(100)
Bank of Montreal	9/6/2016	ZAR	6,586,330	USD	471,783	24,337
JP Morgan & Chase Co.	9/6/2016	ZAR	123,399,816	USD	8,838,895	455,660
State Street Bank & Trust Co.	9/6/2016	ZAR	13,537,000	USD	969,693	50,049
State Street Bank & Trust Co.	9/6/2016	ZAR	6,789,000	USD	486,274	25,059
State Street Bank & Trust Co.	9/6/2016	ZAR	3,826,000	USD	273,313	13,391
State Street Bank & Trust Co.	9/7/2016	AED	2,137,000	USD	581,667	(121)
State Street Bank & Trust Co.	9/7/2016	AED	1,401,321	USD	381,424	(79)
State Street Bank & Trust Co.	9/7/2016	AED	872,000	USD	237,349	(49)
State Street Bank & Trust Co.	9/7/2016	AED	317,000	USD	86,274	(27)
JP Morgan & Chase Co.	9/7/2016	EGP	10,425,000	USD	1,055,162	(93,115)
The Bank of Nova Scotia	9/7/2016	EGP	6,609,000	USD	752,733	24,775
State Street Bank & Trust Co.	9/7/2016	QAR	313,000	USD	85,900	(46)
State Street Bank & Trust Co.	9/7/2016	QAR	1,199,000	USD	329,055	(177)
State Street Bank & Trust Co.	9/7/2016	QAR	280,000	USD	76,844	(41)
State Street Bank & Trust Co.	9/7/2016	QAR	1,725,180	USD	473,460	(254)
JP Morgan & Chase Co.	9/7/2016	USD	7,389	EGP	73,000	652
JP Morgan & Chase Co.	9/7/2016	USD	1,179,043	EGP	10,352,000	(38,807)
State Street Bank & Trust Co.	9/7/2016	USD	1,287,013	AED	4,727,321	(23)
State Street Bank & Trust Co.	9/7/2016	USD	965,900	QAR	3,517,180	(124)
The Bank of Nova Scotia	9/7/2016	USD	692,042	EGP	6,609,000	35,916
State Street Bank & Trust Co.	10/5/2016	AED	4,727,321	USD	1,286,877	(17)
JP Morgan & Chase Co.	10/5/2016	BRL	18,292,797	USD	5,576,222	(29,487)
State Street Bank & Trust Co.	10/5/2016	BRL	284,000	USD	86,890	(140)
State Street Bank & Trust Co.	10/5/2016	BRL	10,576,055	USD	3,237,733	(3,231)
State Street Bank & Trust Co.	10/5/2016	BRL	687,000	USD	210,317	(210)
The Bank of New York Mellon	10/5/2016	BRL	4,678,510	USD	1,431,700	(1,999)
JP Morgan & Chase Co.	10/5/2016	CLP	1,962,231,300	USD	2,881,270	7,019
JP Morgan & Chase Co.	10/5/2016	COP	1,924,615,100	USD	647,121	4,074
State Street Bank & Trust Co.	10/5/2016	COP	37,857,000	USD	12,734	85
JP Morgan & Chase Co.	10/5/2016	CZK	1,200,500	USD	49,525	(87)
State Street Bank & Trust Co.	10/5/2016	CZK	1,253,000	USD	51,690	(92)
The Bank of New York Mellon	10/5/2016	CZK	7,891,200	USD	325,499	(614)
JP Morgan & Chase Co.	10/5/2016	EGP	10,352,000	USD	1,030,050	(15,331)
The Bank of Nova Scotia	10/5/2016	EGP	129,000	USD	13,030	3
State Street Bank & Trust Co.	10/5/2016	EUR	6,076	USD	6,778	(10)
JP Morgan & Chase Co.	10/5/2016	HKD	196,548,863	USD	25,345,936	(175)
State Street Bank & Trust Co.	10/5/2016	HKD	13,957,000	USD	1,799,843	7

State Street Bank & Trust Co.	10/5/2016	HKD	39,000	USD	5,029	0
State Street Bank & Trust Co.	10/5/2016	HKD	17,838,200	USD	2,300,463	124
The Bank of New York Mellon	10/5/2016	HKD	27,239,385	USD	3,512,724	48
JP Morgan & Chase Co.	10/5/2016	HUF	134,594,300	USD	484,181	(747)
State Street Bank & Trust Co.	10/5/2016	HUF	40,881,200	USD	147,064	(226)
State Street Bank & Trust Co.	10/5/2016	HUF	4,413,000	USD	15,874	(26)
JP Morgan & Chase Co.	10/5/2016	IDR	55,417,671,000	USD	4,149,582	(5,912)
State Street Bank & Trust Co.	10/5/2016	IDR	4,673,775,500	USD	350,227	(236)
JP Morgan & Chase Co.	10/5/2016	INR	604,399,744	USD	8,978,012	8,463
State Street Bank & Trust Co.	10/5/2016	INR	5,825,000	USD	86,553	107
State Street Bank & Trust Co.	10/5/2016	INR	1,025,000	USD	15,235	23
JP Morgan & Chase Co.	10/5/2016	MXN	105,681,962	USD	5,583,735	(16,661)
State Street Bank & Trust Co.	10/5/2016	MXN	1,231,000	USD	65,044	(190)
State Street Bank & Trust Co.	10/5/2016	MXN	11,341,000	USD	599,182	(1,810)
JP Morgan & Chase Co.	10/5/2016	PHP	91,196,000	USD	1,952,303	(2,630)
State Street Bank & Trust Co.	10/5/2016	PHP	54,309,216	USD	1,163,437	(769)
JP Morgan & Chase Co.	10/5/2016	PLN	7,138,500	USD	1,823,719	(1,395)
State Street Bank & Trust Co.	10/5/2016	PLN	261,000	USD	66,681	(50)
State Street Bank & Trust Co.	10/5/2016	PLN	47,000	USD	12,006	(10)
State Street Bank & Trust Co.	10/5/2016	QAR	255,000	USD	69,978	(6)
State Street Bank & Trust Co.	10/5/2016	QAR	3,517,180	USD	965,259	(23)
JP Morgan & Chase Co.	10/5/2016	RUB	96,348,155	USD	1,460,733	356
State Street Bank & Trust Co.	10/5/2016	RUB	65,451,638	USD	995,159	3,089
State Street Bank & Trust Co.	10/5/2016	RUB	10,417,000	USD	158,385	492
The Bank of Nova Scotia	10/5/2016	THB	101,151,813	USD	2,917,140	(3,222)
The Bank of Nova Scotia	10/5/2016	THB	1,414,000	USD	40,779	(45)
JP Morgan & Chase Co.	10/5/2016	TRY	5,580,772	USD	1,872,192	(90)
State Street Bank & Trust Co.	10/5/2016	TRY	163,000	USD	54,678	(7)
JP Morgan & Chase Co.	10/5/2016	TWD	476,825,884	USD	15,037,082	(3,203)
State Street Bank & Trust Co.	10/5/2016	TWD	148,412,156	USD	4,683,249	1,957
Bank of Montreal	10/5/2016	USD	205,901	CLP	139,820,000	(1,094)
Bank of Montreal	10/5/2016	USD	16,585	COP	49,081,500	(186)
Bank of Montreal	10/5/2016	USD	357,373	IDR	4,761,989,500	(295)
Bank of Montreal	10/5/2016	USD	643,725	INR	43,290,500	(1,275)
Bank of Montreal	10/5/2016	USD	213,313	PHP	9,947,000	(83)
Bank of Montreal	10/5/2016	USD	199,446	THB	6,907,500	(19)
Bank of Montreal	10/5/2016	USD	1,478,981	TWD	46,861,500	(851)
State Street Bank & Trust Co.	10/5/2016	USD	9,257	AED	34,000	(1)
State Street Bank & Trust Co.	10/5/2016	USD	730,930	CLP	497,763,500	(1,813)
State Street Bank & Trust Co.	10/5/2016	USD	10,192	CLP	6,946,000	(18)
State Street Bank & Trust Co.	10/5/2016	USD	40,777	CLP	27,769,000	(101)
State Street Bank & Trust Co.	10/5/2016	USD	4,164	COP	12,404,000	(19)
State Street Bank & Trust Co.	10/5/2016	USD	457,862	COP	1,361,225,000	(3,054)
State Street Bank & Trust Co.	10/5/2016	USD	33,754	CZK	818,000	51
State Street Bank & Trust Co.	10/5/2016	USD	4,461	EUR	4,000	8
State Street Bank & Trust Co.	10/5/2016	USD	50,576	IDR	674,931,000	34
State Street Bank & Trust Co.	10/5/2016	USD	894,474	INR	60,198,101	(1,109)
State Street Bank & Trust Co.	10/5/2016	USD	17,132	MXN	324,000	38
State Street Bank & Trust Co.	10/5/2016	USD	94,216	PHP	4,398,000	62

State Street Bank & Trust Co.	10/5/2016	USD	4,929	PHP	230,000	1
State Street Bank & Trust Co.	10/5/2016	USD	8,417	RUB	554,000	(20)
State Street Bank & Trust Co.	10/5/2016	USD	8,054	TRY	24,000	(2)
State Street Bank & Trust Co.	10/5/2016	USD	5,935	TWD	188,000	(5)
State Street Bank & Trust Co.	10/5/2016	USD	359,325	TWD	11,387,000	(150)
State Street Bank & Trust Co.	10/5/2016	USD	250,291	ZAR	3,706,000	15
State Street Bank & Trust Co.	10/5/2016	USD	167,729	ZAR	2,482,000	(92)
The Bank of New York Mellon	10/5/2016	USD	104,493	RUB	6,878,000	(241)
The Bank of Nova Scotia	10/5/2016	USD	708,360	EGP	6,609,000	(40,960)
The Bank of Nova Scotia	10/5/2016	USD	154,093	HKD	1,195,000	9
The Bank of Nova Scotia	10/5/2016	USD	4,966	THB	172,000	(1)
Bank of Montreal	10/5/2016	ZAR	6,586,330	USD	444,693	(153)
JP Morgan & Chase Co.	10/5/2016	ZAR	117,762,145	USD	7,950,912	(2,839)
State Street Bank & Trust Co.	10/5/2016	ZAR	24,152,000	USD	1,630,715	(531)
JP Morgan & Chase Co.	10/6/2016	KRW	24,979,170,500	USD	22,356,126	(43,295)
State Street Bank & Trust Co.	10/6/2016	KRW	1,304,132,400	USD	1,166,487	(2,960)
State Street Bank & Trust Co.	10/6/2016	KRW	102,132,000	USD	91,434	(150)
State Street Bank & Trust Co.	10/6/2016	KRW	530,337,000	USD	474,362	(1,204)
JP Morgan & Chase Co.	10/6/2016	MYR	21,609,192	USD	5,279,162	(38,508)
Bank of Montreal	10/6/2016	USD	1,962,862	KRW	2,194,755,000	5,227
Bank of Montreal	10/6/2016	USD	434,368	MYR	1,777,000	2,923
State Street Bank & Trust Co.	10/6/2016	USD	789,290	MYR	3,232,141	6,087

Total net unrealized appreciation						$274,812

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Phillippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$133,761,264	$—	$47,923	$133,809,187
Preferred Stocks (f)	5,379,679	—	—	5,379,679
Rights (f)	242	—	—	242
Short-Term Investments	2,473,689	—	—	2,473,689
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	1,104,466	—	1,104,466
Futures Contracts	54,540	—	—	54,540

TOTAL	$141,669,414	$1,104,466	$47,923	$142,821,803

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(829,654)	$—	$(829,654)

TOTAL	$—	$(829,654)	$—	$(829,654)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

During the period ended August 31, 2016, the amount of transfers between Level 1 and Level 3 was $46,674 and between Level 3 and Level 1 was $28,956. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Australia - 0.4%
BHP Billiton PLC	710,448	$9,234,994

Austria - 0.3%
ANDRITZ AG (a)	24,182	1,233,916
Erste Group Bank AG*	101,202	2,843,026
OMV AG	49,058	1,374,609
Raiffeisen Bank International AG*(a)	39,026	554,591
voestalpine AG	37,735	1,248,854

		7,254,996

Belgium - 2.1%
Ageas	67,033	2,315,685
Anheuser-Busch InBev SA/NV	270,486	33,505,265
Colruyt SA	22,393	1,229,055
Groupe Bruxelles Lambert SA	26,921	2,362,382
KBC Group NV*	84,381	4,995,092
Proximus SADP	50,604	1,548,319
Solvay SA	24,930	2,736,599
Telenet Group Holding NV*	17,421	817,028
UCB SA	42,528	3,491,897
Umicore SA (a)	32,023	1,891,018

		54,892,340

Chile - 0.0%
Antofagasta PLC (a)(c)	131,302	852,955

Denmark - 2.9%
A.P. Moeller - Maersk A/S, Class A	1,284	1,830,189
A.P. Moeller - Maersk A/S, Class B	2,139	3,197,968
Carlsberg A/S, Class B	35,983	3,373,457
Chr Hansen Holding A/S	32,977	1,999,804
Coloplast A/S, Class B	40,296	3,065,127
Danske Bank A/S	235,207	6,902,611
DSV A/S	64,230	3,185,555
Genmab A/S*	19,121	3,055,050
ISS A/S	55,735	2,257,168
Novo Nordisk A/S, Class B	643,127	30,142,210
Novozymes A/S, Class B	77,733	3,370,578
Pandora A/S	38,681	4,812,007
TDC A/S*	270,590	1,495,730
Tryg A/S	38,502	768,090
Vestas Wind Systems A/S	74,492	6,179,847
William Demant Holding A/S*	40,734	851,080

		76,486,471

Finland - 1.5%
Elisa OYJ	47,435	1,668,823
Fortum OYJ	148,083	2,286,078
Kone OYJ, Class B	113,392	5,698,059
Metso OYJ (a)	37,590	1,052,436
Neste OYJ	42,672	1,777,326
Nokia OYJ	1,962,821	11,034,710
Nokian Renkaat OYJ	38,031	1,373,189
Orion OYJ, Class B	33,995	1,286,994
Sampo OYJ, Class A	150,373	6,456,059
Stora Enso OYJ, Class R	183,444	1,619,586
UPM-Kymmene OYJ	179,536	3,606,741
Wartsila OYJ Abp	49,311	2,028,544

		39,888,545

France - 14.9%
Accor SA	58,726	2,217,046
Aeroports de Paris	9,828	1,014,043
Air Liquide SA	115,851	12,706,781
Airbus Group SE	196,671	11,471,195
Alstom SA*	51,040	1,350,155
Arkema SA	22,848	2,039,627
Atos SE	29,648	2,917,178
AXA SA	653,427	13,717,229
BNP Paribas SA	356,365	18,128,305
Bollore SA	288,911	1,043,496
Bouygues SA	69,670	2,209,390
Bureau Veritas SA	88,290	1,892,843
Capgemini SA	55,022	5,360,426
Carrefour SA	186,303	4,690,305
Casino Guichard Perrachon SA	18,903	935,029
Christian Dior SE	18,339	3,170,714
Cie de Saint-Gobain	166,494	7,302,336
Cie Generale des Etablissements Michelin	61,228	6,508,676
CNP Assurances	57,111	919,255
Credit Agricole SA	355,122	3,363,063
Danone SA	198,563	15,085,472
Dassault Systemes	43,219	3,640,713

Edenred (a)	68,980	1,501,940
Eiffage SA	19,796	1,550,116
Electricite de France SA	82,963	1,062,371
Engie SA	491,501	7,834,411
Essilor International SA	69,177	8,785,055
Eurazeo SA	13,358	810,420
Eutelsat Communications SA	58,064	1,128,572
Fonciere Des Regions REIT	11,393	1,064,448
Gecina SA REIT	13,832	2,163,902
Groupe Eurotunnel SE	155,788	1,713,407
Hermes International	8,884	3,751,793
ICADE REIT	12,342	952,392
Iliad SA	8,890	1,833,036
Imerys SA	11,864	835,972
Ingenico Group SA	18,465	1,988,412
JCDecaux SA	24,759	850,616
Kering	25,487	4,831,585
Klepierre REIT	74,019	3,468,531
Lagardere SCA	39,344	959,572
Legrand SA	89,810	5,380,586
L’Oreal SA	85,219	16,097,978
LVMH Moet Hennessy Louis Vuitton SE	93,819	15,875,452
Natixis SA	312,252	1,381,362
Orange SA	668,264	10,204,723
Pernod Ricard SA	71,425	8,198,140
Peugeot SA*	163,199	2,407,481
Publicis Groupe SA	63,756	4,732,807
Remy Cointreau SA	7,165	625,229
Renault SA	64,658	5,287,315
Rexel SA	100,614	1,616,670
Safran SA	105,209	7,355,828
Sanofi	391,294	30,146,879
Schneider Electric SE	188,134	12,819,973
SCOR SE	54,232	1,595,504
SFR Group SA	36,412	968,685
Societe BIC SA	9,675	1,412,129
Societe Generale SA	258,661	9,418,838
Sodexo SA	31,714	3,673,730
Suez	109,874	1,662,511
Technip SA	36,993	2,185,744
Thales SA	35,495	3,073,594
TOTAL SA	750,439	35,785,016
Unibail-Rodamco SE REIT	33,327	9,144,944
Valeo SA	80,188	4,149,382
Veolia Environnement SA	151,602	3,223,973
Vinci SA	169,902	12,885,262
Vivendi SA	391,314	7,586,210
Wendel SA	9,690	1,101,947
Zodiac Aerospace	67,488	1,535,700

		390,303,420

Germany - 13.4%
adidas AG	63,338	10,523,363
Allianz SE	153,724	22,899,989
Axel Springer SE	14,371	731,935
BASF SE	308,953	25,122,893
Bayer AG	278,165	29,777,462
Bayerische Motoren Werke AG	111,373	9,691,252
Beiersdorf AG	33,907	3,154,694
Brenntag AG	51,970	2,828,351
Commerzbank AG	358,073	2,518,693
Continental AG	37,003	7,755,565
Covestro AG, 144A	23,841	1,241,381
Daimler AG	323,880	22,427,742
Deutsche Bank AG*(b)	463,953	6,836,385
Deutsche Boerse AG	64,253	5,133,790
Deutsche Lufthansa AG	77,243	899,948
Deutsche Post AG	326,352	10,338,424
Deutsche Telekom AG	1,084,693	18,112,498
Deutsche Wohnen AG	113,506	4,266,762
E.ON SE	673,086	6,199,298
Evonik Industries AG	54,863	1,844,168
Fraport AG Frankfurt Airport Services Worldwide	13,764	767,805
Fresenius Medical Care AG & Co. KGaA	73,668	6,519,597
Fresenius SE & Co. KGaA	137,736	10,050,964
GEA Group AG	61,514	3,301,446
Hannover Rueck SE	20,283	2,072,418
HeidelbergCement AG	47,408	4,403,418
Henkel AG & Co. KGaA	34,956	3,924,508
HOCHTIEF AG	6,921	930,649
HUGO BOSS AG	22,247	1,358,643
Infineon Technologies AG	380,636	6,409,036
K+S AG (a)	63,817	1,336,135
LANXESS AG	30,461	1,625,493

Linde AG	62,476	10,700,714
MAN SE	11,856	1,233,341
Merck KGaA	43,474	4,574,832
METRO AG	59,396	1,762,335
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	55,577	10,046,015
OSRAM Licht AG	29,933	1,567,267
ProSiebenSat.1 Media SE	73,598	3,165,576
RWE AG*	164,617	2,692,815
SAP SE	330,591	29,043,332
Siemens AG	257,327	30,727,111
Symrise AG	41,483	3,054,426
Telefonica Deutschland Holding AG	247,510	1,017,096
thyssenkrupp AG	123,739	2,884,023
TUI AG	167,773	2,341,900
United Internet AG	40,986	1,685,158
Volkswagen AG	10,902	1,586,353
Vonovia SE	156,751	6,099,563
Zalando SE, 144A*	28,802	1,101,480

		350,288,042

Ireland - 1.2%
AerCap Holdings NV*	56,607	2,262,582
Bank of Ireland*	9,165,581	2,065,195
CRH PLC	279,037	9,446,484
DCC PLC	29,856	2,716,926
Experian PLC	322,870	6,418,988
Kerry Group PLC, Class A	53,275	4,527,038
Paddy Power Betfair PLC	26,768	3,199,321

		30,636,534

Italy - 2.8%
Assicurazioni Generali SpA	393,530	5,004,174
Atlantia SpA	138,887	3,572,487
Enel SpA	2,564,861	11,323,725
Eni SpA	855,714	12,924,002
EXOR SpA	36,927	1,517,858
Ferrari NV	40,910	1,971,346
Intesa Sanpaolo SpA	4,267,808	10,139,912
Intesa Sanpaolo SpA-RSP (a)	310,282	687,362
Leonardo-Finmeccanica SpA*	134,798	1,538,186
Luxottica Group SpA	56,952	2,747,545
Mediobanca SpA	188,678	1,399,564
Poste Italiane SpA, 144A	173,891	1,212,291
Prysmian SpA	64,907	1,601,498
Saipem SpA*	2,027,123	929,107
Snam SpA	824,269	4,569,567
Telecom Italia SpA*	3,405,772	3,090,458
Telecom Italia SpA-RSP*	2,008,326	1,471,802
Terna Rete Elettrica Nazionale SpA	507,083	2,619,976
UniCredit SpA (a)	1,766,353	4,543,458
Unione di Banche Italiane SpA (a)	300,050	807,273
UnipolSai SpA	376,786	629,167

		74,300,758

Jersey Island - 0.1%
Randgold Resources Ltd.	31,511	2,958,566

Jordan - 0.1%
Hikma Pharmaceuticals PLC	47,802	1,343,299

Luxembourg - 0.4%
ArcelorMittal*	618,737	3,651,687
Millicom International Cellular SA SDR	21,926	1,123,110
RTL Group SA	12,971	1,091,648
SES SA	122,537	2,814,319
Tenaris SA	158,842	2,182,859

		10,863,623

Mexico - 0.1%
Fresnillo PLC (c)	73,649	1,553,193

Netherlands - 6.5%
ABN AMRO Group NV, 144A (a)	78,373	1,610,733
Aegon NV	613,878	2,515,770
Akzo Nobel NV	83,292	5,628,365
Altice NV, Class A*(a)	123,169	2,050,527
Altice NV, Class B*	36,286	603,283
ASML Holding NV	123,898	13,180,315
Boskalis Westminster	29,365	1,049,803
Gemalto NV (a)	26,701	1,859,986
Heineken Holding NV	33,911	2,725,741
Heineken NV	77,502	6,924,607
ING Groep NV	1,304,195	16,322,441
Koninklijke Ahold Delhaize NV	430,995	10,319,362
Koninklijke DSM NV	61,027	4,253,851

Koninklijke KPN NV	1,149,125	3,751,800
Koninklijke Philips NV	313,209	9,097,560
Koninklijke Vopak NV	23,651	1,199,302
NN Group NV	106,589	3,171,513
NXP Semiconductors NV*	99,021	8,715,828
OCI NV*(a)	31,391	549,386
QIAGEN NV*	74,459	1,971,731
Randstad Holding NV	39,648	1,869,625
Royal Dutch Shell PLC, Class A	1,438,121	35,134,849
Royal Dutch Shell PLC, Class B	1,259,887	32,128,748
Wolters Kluwer NV	101,551	4,261,970

		170,897,096

Norway - 1.0%
DNB ASA	328,733	3,996,358
Gjensidige Forsikring ASA	66,425	1,140,730
Marine Harvest ASA*	127,547	1,971,504
Norsk Hydro ASA	448,038	1,904,474
Orkla ASA	274,195	2,510,705
Schibsted ASA, Class A	25,256	801,985
Schibsted ASA, Class B	29,501	853,229
Statoil ASA (a)	375,404	5,937,805
Telenor ASA	252,527	4,409,430
Yara International ASA	59,605	2,115,887

		25,642,107

Portugal - 0.2%
EDP - Energias de Portugal SA	778,979	2,611,079
Galp Energia SGPS SA	154,234	2,241,683
Jeronimo Martins SGPS SA	83,857	1,353,030

		6,205,792

South Africa - 0.2%
Investec PLC	205,543	1,216,745
Mediclinic International PLC	122,815	1,648,221
Mondi PLC	123,531	2,512,698

		5,377,664

Spain - 4.7%
Abertis Infraestructuras SA	216,541	3,353,789
ACS Actividades de Construccion y Servicios SA	65,742	1,862,996
Aena SA, 144A	22,706	3,210,246
Amadeus IT Group SA	147,609	6,782,769
Banco Bilbao Vizcaya Argentaria SA	2,179,829	13,562,840
Banco de Sabadell SA	1,772,210	2,401,824
Banco Popular Espanol SA	1,129,374	1,528,088
Banco Santander SA	4,855,398	21,772,114
Bankia SA (a)	1,533,520	1,293,186
Bankinter SA	224,526	1,646,941
CaixaBank SA	887,128	2,387,775
Distribuidora Internacional de Alimentacion SA	207,460	1,266,976
Enagas SA	76,289	2,240,165
Endesa SA	106,842	2,176,168
Ferrovial SA	162,854	3,208,941
Gas Natural SDG SA	117,813	2,431,823
Grifols SA (a)	100,338	2,125,397
Iberdrola SA	1,850,270	12,176,902
Industria de Diseno Textil SA	366,927	13,001,044
Mapfre SA	358,839	969,846
Red Electrica Corp. SA	145,605	3,135,421
Repsol SA	373,062	5,010,225
Telefonica SA	1,506,178	15,170,984
Zardoya Otis SA	62,517	589,257

		123,305,717

Sweden - 4.3%
Alfa Laval AB	97,762	1,518,850
Assa Abloy AB, Class B	337,148	6,829,092
Atlas Copco AB, Class A	225,881	6,406,512
Atlas Copco AB, Class B	131,260	3,374,782
Boliden AB	92,003	1,948,467
Electrolux AB, Series B	80,205	2,089,294
Getinge AB, Class B	66,552	1,298,287
Hennes & Mauritz AB, Class B	319,367	9,736,969
Hexagon AB, Class B	86,960	3,541,116
Husqvarna AB, Class B	138,510	1,198,118
ICA Gruppen AB	26,808	917,227
Industrivarden AB, Class C	54,546	993,987
Investor AB, Class B	153,214	5,405,037
Kinnevik AB, Class B	78,526	1,933,648
Lundin Petroleum AB*	62,173	1,094,481
Nordea Bank AB	1,021,727	9,989,726
Sandvik AB	358,653	3,894,190
Securitas AB, Class B	104,314	1,814,390

Skandinaviska Enskilda Banken AB, Class A	510,958	4,995,787
Skanska AB, Class B	114,385	2,507,995
SKF AB, Class B	133,911	2,257,230
Svenska Cellulosa AB SCA, Class B	204,146	6,274,151
Svenska Handelsbanken AB, Class A	509,593	6,577,775
Swedbank AB, Class A	304,623	7,006,509
Swedish Match AB	65,463	2,333,854
Tele2 AB, Class B	107,153	891,831
Telefonaktiebolaget LM Ericsson, Class B	1,032,468	7,363,012
Telia Co. AB	873,919	3,947,650
Volvo AB, Class B	518,620	5,576,559

		113,716,526

Switzerland - 14.8%
ABB Ltd.*	661,828	14,339,438
Actelion Ltd.*	34,551	5,750,596
Adecco Group AG	55,755	3,208,513
Aryzta AG*	29,089	1,158,769
Baloise Holding AG	16,701	1,986,698
Barry Callebaut AG*	739	949,719
Chocoladefabriken Lindt & Spruengli AG	39	2,684,063
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	379	2,194,505
Cie Financiere Richemont SA (a)	175,588	10,113,426
Coca-Cola HBC AG*	60,147	1,322,155
Credit Suisse Group AG*	625,493	8,146,577
Dufry AG*	15,403	1,800,971
EMS-Chemie Holding AG	2,821	1,501,493
Galenica AG	1,312	1,522,029
Geberit AG	12,715	5,545,966
Givaudan SA	3,106	6,420,109
Glencore PLC*	4,115,723	9,406,610
Julius Baer Group Ltd.*	75,284	3,155,873
Kuehne + Nagel International AG	18,165	2,535,768
LafargeHolcim Ltd.*	153,112	8,118,337
Lonza Group AG*	17,801	3,373,602
Nestle SA	1,072,498	85,381,113
Novartis AG	757,643	59,622,356
Pargesa Holding SA	11,457	789,776
Partners Group Holding AG	5,838	2,676,974
Roche Holding AG	236,325	57,618,560
Schindler Holding AG	6,879	1,299,495
Schindler Holding AG Participation Certificates	14,800	2,785,298
SGS SA	1,842	4,047,137
Sika AG	825	3,930,609
Sonova Holding AG	17,930	2,481,087
STMicroelectronics NV	212,284	1,587,217
Swatch Group AG - Bearer	10,374	2,669,574
Swatch Group AG - Registered	16,537	839,839
Swiss Life Holding AG*	10,757	2,690,480
Swiss Prime Site AG*	23,607	2,076,158
Swiss Re AG	112,227	9,470,633
Swisscom AG	8,696	4,154,594
Syngenta AG	31,265	13,614,762
UBS Group AG (a)	1,230,340	17,788,048
Wolseley PLC	84,902	4,883,206
Zurich Insurance Group AG*	50,620	12,938,710

		388,580,843

United Kingdom - 26.3%
3i Group PLC	327,186	2,640,156
Aberdeen Asset Management PLC	307,416	1,294,205
Admiral Group PLC	71,135	1,914,918
Aggreko PLC	85,239	1,140,579
Anglo American PLC*	471,677	4,829,931
ARM Holdings PLC	473,394	10,542,936
Ashtead Group PLC	169,313	2,812,508
Associated British Foods PLC	119,835	4,785,343
AstraZeneca PLC	425,371	27,420,407
Auto Trader Group PLC, 144A	333,506	1,633,962
Aviva PLC	1,365,028	7,678,988
Babcock International Group PLC	83,913	1,152,588
BAE Systems PLC	1,067,334	7,547,429
Barclays PLC	5,687,539	12,864,609
Barratt Developments PLC	337,147	2,187,053
Berkeley Group Holdings PLC	44,181	1,550,190
BP PLC	6,272,240	35,243,411

British American Tobacco PLC	627,082	38,908,020
British Land Co. PLC REIT	328,922	2,863,647
BT Group PLC	2,838,405	14,400,191
Bunzl PLC	112,771	3,491,839
Burberry Group PLC	149,700	2,563,376
Capita PLC	224,196	3,047,061
Centrica PLC	1,825,017	5,574,291
CNH Industrial NV	343,827	2,512,066
Cobham PLC	569,013	1,208,218
Coca-Cola European Partners PLC*	73,009	2,801,461
Compass Group PLC	552,641	10,464,569
Croda International PLC	43,750	1,901,599
Diageo PLC	846,697	23,443,077
Direct Line Insurance Group PLC	462,516	2,241,125
Dixons Carphone PLC	326,163	1,587,707
easyJet PLC	52,836	766,664
Fiat Chrysler Automobiles NV	303,510	2,097,317
G4S PLC	516,812	1,564,966
GKN PLC	576,580	2,354,686
GlaxoSmithKline PLC	1,638,647	35,267,717
Hammerson PLC REIT	266,356	2,028,633
Hargreaves Lansdown PLC	86,750	1,505,962
HSBC Holdings PLC	6,664,435	49,384,012
ICAP PLC	184,365	1,157,955
IMI PLC	90,586	1,257,329
Imperial Brands PLC	322,487	16,911,374
Inmarsat PLC	149,978	1,518,430
InterContinental Hotels Group PLC	63,118	2,702,819
International Consolidated Airlines Group SA	269,510	1,356,418
Intertek Group PLC	53,853	2,468,725
Intu Properties PLC REIT	313,335	1,300,196
ITV PLC	1,220,609	3,216,895
J Sainsbury PLC (a)	551,667	1,740,780
Johnson Matthey PLC	65,100	2,853,516
Kingfisher PLC	764,486	3,725,405
Land Securities Group PLC REIT	265,962	3,820,761
Legal & General Group PLC	2,001,122	5,526,190
Lloyds Banking Group PLC	21,607,488	16,839,841
London Stock Exchange Group PLC	105,517	3,817,306
Marks & Spencer Group PLC	546,063	2,471,707
Meggitt PLC	258,326	1,588,566
Merlin Entertainments PLC, 144A	236,274	1,489,569
National Grid PLC	1,260,321	17,319,422
Next PLC	47,781	3,466,574
Old Mutual PLC	1,657,894	4,225,667
Pearson PLC	276,377	3,141,101
Persimmon PLC	103,498	2,478,961
Petrofac Ltd.	86,415	943,549
Provident Financial PLC	49,654	1,960,001
Prudential PLC	865,441	15,495,500
Reckitt Benckiser Group PLC	213,500	20,617,428
RELX NV	334,639	5,935,036
RELX PLC	368,536	6,992,955
Rio Tinto PLC	416,126	12,573,450
Rolls-Royce Holdings PLC*	618,499	6,253,782
Royal Bank of Scotland Group PLC*	1,184,481	3,134,124
Royal Mail PLC	299,708	2,022,900
RSA Insurance Group PLC	342,732	2,231,833
SABMiller PLC	327,297	18,902,108
Sage Group PLC	363,076	3,456,595
Schroders PLC	45,205	1,652,604
Segro PLC REIT	253,373	1,507,868
Severn Trent PLC	79,196	2,476,142
Sky PLC	346,941	3,867,909
Smith & Nephew PLC	301,024	4,858,095
Smiths Group PLC	131,734	2,319,742
SSE PLC	338,934	6,693,850
St James’s Place PLC	177,127	2,284,069
Standard Chartered PLC*	1,104,045	9,307,537
Standard Life PLC	664,443	3,180,301
Tate & Lyle PLC	155,377	1,496,580
Taylor Wimpey PLC	1,098,177	2,326,053
Tesco PLC*	2,749,569	6,006,209
Travis Perkins PLC	83,159	1,818,178
Unilever NV	547,952	25,130,002
Unilever PLC	431,724	20,006,487
United Utilities Group PLC	229,371	2,926,135
Vodafone Group PLC	8,934,239	26,965,909

Weir Group PLC	71,238	1,409,737
Whitbread PLC	61,441	3,366,011
William Hill PLC	294,386	1,230,071
Wm Morrison Supermarkets PLC (a)	739,140	1,912,079
Worldpay Group PLC, 144A*	466,406	1,830,028
WPP PLC	434,299	10,014,432

		690,718,213

United States (d) - 0.8%
Carnival PLC	64,060	3,073,749
Shire PLC	302,257	18,896,768

		21,970,517

TOTAL COMMON STOCKS
(Cost $2,900,818,337)		2,597,272,211

PREFERRED STOCKS - 0.8%
Germany - 0.8%
Bayerische Motoren Werke AG	18,117	1,357,815
FUCHS PETROLUB SE	23,227	1,056,550
Henkel AG & Co. KGaA	59,930	7,864,768
Porsche Automobil Holding SE	51,508	2,609,873
Schaeffler AG	55,254	855,466
Volkswagen AG	62,427	8,669,449

		22,413,921

TOTAL PREFERRED STOCKS
(Cost $27,503,318)		22,413,921

SECURITIES LENDING COLLATERAL - 1.4%
Daily Assets Fund “Capital Shares”, 0.48% (e)(f)
(Cost $37,573,638)	37,573,638	37,573,638

TOTAL INVESTMENTS - 101.2%
(Cost $2,965,895,293)†		$2,657,259,770
Other assets and liabilities, net - (1.2%)		(31,895,587)

NET ASSETS - 100.0%		$2,625,364,183

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,019,340,387. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $362,080,617. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $85,577,605 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $447,658,222.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $35,482,443, which is 1.4% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Listed on London Stock Exchange.
(d)	Securities are domiciled in United States and trade on a non-US securities exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended August 31, 2016 is as follows:

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribution ($)	Value ($) at 8/31/16
Deutsche Bank AG	10,421,441	674,404	(2,466,040)	(1,723,786)	—	6,836,385

At August 31, 2016 the Deutsche X-trackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	477,567,049	18.3%
Consumer Staples	417,921,700	15.9
Health Care	356,945,300	13.6
Industrials	334,493,249	12.8
Consumer Discretionary	275,268,180	10.5
Materials	197,086,184	7.5
Energy	176,092,717	6.7
Information Technology	122,572,728	4.7
Telecommunication Services	117,745,097	4.5
Utilities	103,236,122	3.9
Real Estate	40,757,806	1.6

Total	2,619,686,132	100.0%

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(g)
Bank of Montreal	9/6/2016	CHF	72,121,140	USD	74,754,362	$1,398,901
Canadian Imperial Bank of Commerce	9/6/2016	CHF	42,523,200	USD	44,075,084	824,118
JP Morgan & Chase Co.	9/6/2016	CHF	71,598,691	USD	74,207,070	1,382,999
RBC Capital Markets	9/6/2016	CHF	73,421,400	USD	76,102,096	1,424,122
State Street Bank & Trust Co.	9/6/2016	CHF	42,000	USD	43,233	515
State Street Bank & Trust Co.	9/6/2016	CHF	70,218,314	USD	72,783,571	1,363,502
The Bank of New York Mellon	9/6/2016	CHF	481,800	USD	499,440	9,394
The Bank of New York Mellon	9/6/2016	CHF	10,219,600	USD	10,595,749	201,245
The Bank of Nova Scotia	9/6/2016	CHF	6,588,000	USD	6,802,623	101,872
The Bank of Nova Scotia	9/6/2016	CHF	65,095,994	USD	67,467,476	1,257,393
The Bank of Nova Scotia	9/6/2016	CHF	247,700	USD	257,701	5,762
The Bank of Nova Scotia	9/6/2016	CHF	4,409,000	USD	4,569,859	85,401
Bank of Montreal	9/6/2016	DKK	75,587,000	USD	11,378,872	46,563
Canadian Imperial Bank of Commerce	9/6/2016	DKK	57,799,900	USD	8,701,397	35,802
JP Morgan & Chase Co.	9/6/2016	DKK	121,408,387	USD	18,278,340	76,302
RBC Capital Markets	9/6/2016	DKK	21,564,200	USD	3,246,474	13,482
State Street Bank & Trust Co.	9/6/2016	DKK	2,200	USD	330	0
State Street Bank & Trust Co.	9/6/2016	DKK	80,567,356	USD	12,129,110	50,125
State Street Bank & Trust Co.	9/6/2016	DKK	162,000	USD	24,476	189
The Bank of New York Mellon	9/6/2016	DKK	42,858,800	USD	6,453,278	27,713
The Bank of New York Mellon	9/6/2016	DKK	192,500	USD	28,984	124
The Bank of Nova Scotia	9/6/2016	DKK	188,223,000	USD	28,336,382	117,227
The Bank of Nova Scotia	9/6/2016	DKK	5,485,000	USD	824,013	1,679
The Bank of Nova Scotia	9/6/2016	DKK	26,690,000	USD	4,017,896	16,423
Bank of Montreal	9/6/2016	EUR	211,208,013	USD	236,491,724	836,283
Canadian Imperial Bank of Commerce	9/6/2016	EUR	126,918,770	USD	142,104,601	494,922
JP Morgan & Chase Co.	9/6/2016	EUR	223,113,585	USD	249,813,587	874,498
RBC Capital Markets	9/6/2016	EUR	212,695,079	USD	238,154,680	840,044
State Street Bank & Trust Co.	9/6/2016	EUR	40,100	USD	44,487	(254)
State Street Bank & Trust Co.	9/6/2016	EUR	1,412,600	USD	1,587,686	11,577
State Street Bank & Trust Co.	9/6/2016	EUR	201,689,593	USD	225,836,274	801,015
The Bank of New York Mellon	9/6/2016	EUR	30,908,300	USD	34,613,896	127,946
The Bank of New York Mellon	9/6/2016	EUR	733,400	USD	821,236	2,944
The Bank of Nova Scotia	9/6/2016	EUR	11,004,000	USD	12,297,630	19,912
The Bank of Nova Scotia	9/6/2016	EUR	71,732,000	USD	80,315,451	280,438
The Bank of Nova Scotia	9/6/2016	EUR	158,628,779	USD	177,619,023	628,887
The Bank of Nova Scotia	9/6/2016	EUR	8,000	USD	9,060	134
Bank of Montreal	9/6/2016	GBP	102,663,808	USD	136,376,549	1,543,085
Canadian Imperial Bank of Commerce	9/6/2016	GBP	130,388,600	USD	173,193,873	1,948,066
JP Morgan & Chase Co.	9/6/2016	GBP	105,525,650	USD	140,173,415	1,581,351
RBC Capital Markets	9/6/2016	GBP	114,125,021	USD	151,599,340	1,713,298
State Street Bank & Trust Co.	9/6/2016	GBP	115,226,081	USD	153,063,561	1,731,441
The Bank of New York Mellon	9/6/2016	GBP	15,267,482	USD	20,283,919	232,378

The Bank of Nova Scotia	9/6/2016	GBP	58,760,983	USD	78,056,033	882,323
The Bank of Nova Scotia	9/6/2016	GBP	102,200	USD	134,315	91
The Bank of Nova Scotia	9/6/2016	GBP	8,020,000	USD	10,620,004	86,941
The Bank of Nova Scotia	9/6/2016	GBP	38,776,000	USD	51,506,355	579,913
Bank of Montreal	9/6/2016	NOK	33,433,700	USD	3,969,640	(42,737)
Canadian Imperial Bank of Commerce	9/6/2016	NOK	33,807,800	USD	4,014,058	(43,215)
JP Morgan & Chase Co.	9/6/2016	NOK	44,511,592	USD	5,284,969	(56,865)
RBC Capital Markets	9/6/2016	NOK	9,371,000	USD	1,112,640	(11,974)
State Street Bank & Trust Co.	9/6/2016	NOK	135,000	USD	16,001	(201)
State Street Bank & Trust Co.	9/6/2016	NOK	41,016,500	USD	4,869,841	(52,548)
The Bank of New York Mellon	9/6/2016	NOK	27,275,100	USD	3,239,477	(33,807)
The Bank of New York Mellon	9/6/2016	NOK	67,900	USD	8,062	(87)
The Bank of Nova Scotia	9/6/2016	NOK	2,818,000	USD	334,570	(3,618)
The Bank of Nova Scotia	9/6/2016	NOK	52,122,000	USD	6,188,549	(66,610)
The Bank of Nova Scotia	9/6/2016	NOK	3,925,000	USD	464,782	(6,257)
Bank of Montreal	9/6/2016	SEK	199,137,700	USD	23,374,067	104,931
Canadian Imperial Bank of Commerce	9/6/2016	SEK	187,181,500	USD	21,970,562	98,502
JP Morgan & Chase Co.	9/6/2016	SEK	208,430,391	USD	24,464,522	109,541
RBC Capital Markets	9/6/2016	SEK	207,168,200	USD	24,312,948	105,453
State Street Bank & Trust Co.	9/6/2016	SEK	396,400	USD	46,662	343
State Street Bank & Trust Co.	9/6/2016	SEK	214,001,445	USD	25,118,729	112,772
The Bank of New York Mellon	9/6/2016	SEK	5,431,900	USD	637,764	3,049
The Bank of New York Mellon	9/6/2016	SEK	549,200	USD	64,467	293
The Bank of Nova Scotia	9/6/2016	SEK	22,739,450	USD	2,669,044	11,951
The Bank of Nova Scotia	9/6/2016	SEK	14,247,000	USD	1,666,901	2,146
The Bank of Nova Scotia	9/6/2016	SEK	50,820,000	USD	5,964,698	26,407
Bank of Montreal	9/6/2016	USD	2,119,663	CHF	2,059,000	(25,424)
Bank of Montreal	9/6/2016	USD	70,525,414	CHF	69,280,640	(59,066)
Bank of Montreal	9/6/2016	USD	799,279	CHF	781,500	(4,404)
Bank of Montreal	9/6/2016	USD	10,676,920	DKK	71,364,000	22,260
Bank of Montreal	9/6/2016	USD	168,233	DKK	1,118,500	(543)
Bank of Montreal	9/6/2016	USD	465,974	DKK	3,104,500	(535)
Bank of Montreal	9/6/2016	USD	6,868,454	EUR	6,152,500	(3,799)
Bank of Montreal	9/6/2016	USD	2,666,406	EUR	2,381,000	(9,804)
Bank of Montreal	9/6/2016	USD	225,762,180	EUR	202,674,513	372,005
Bank of Montreal	9/6/2016	USD	1,729,174	GBP	1,316,500	(149)
Bank of Montreal	9/6/2016	USD	4,546,686	GBP	3,413,000	(64,224)
Bank of Montreal	9/6/2016	USD	128,271,908	GBP	97,934,308	350,070
Bank of Montreal	9/6/2016	USD	56,200	NOK	466,000	(275)
Bank of Montreal	9/6/2016	USD	143,593	NOK	1,214,000	2,099
Bank of Montreal	9/6/2016	USD	3,806,898	NOK	31,753,700	3,862
Bank of Montreal	9/6/2016	USD	251,621	SEK	2,136,000	(2,031)
Bank of Montreal	9/6/2016	USD	22,337,353	SEK	191,533,200	43,200
Bank of Montreal	9/6/2016	USD	640,577	SEK	5,468,500	(1,586)
Canadian Imperial Bank of Commerce	9/6/2016	USD	42,483,029	CHF	41,741,700	(26,938)
Canadian Imperial Bank of Commerce	9/6/2016	USD	799,260	CHF	781,500	(4,385)
Canadian Imperial Bank of Commerce	9/6/2016	USD	168,223	DKK	1,118,500	(533)
Canadian Imperial Bank of Commerce	9/6/2016	USD	8,481,938	DKK	56,681,400	15,967
Canadian Imperial Bank of Commerce	9/6/2016	USD	138,703,942	EUR	124,537,770	249,135

Canadian Imperial Bank of Commerce	9/6/2016	USD	2,666,315	EUR	2,381,000	(9,713)
Canadian Imperial Bank of Commerce	9/6/2016	USD	169,045,729	GBP	129,072,100	471,053
Canadian Imperial Bank of Commerce	9/6/2016	USD	1,729,091	GBP	1,316,500	(66)
Canadian Imperial Bank of Commerce	9/6/2016	USD	3,997,291	NOK	33,341,800	4,057
Canadian Imperial Bank of Commerce	9/6/2016	USD	56,198	NOK	466,000	(273)
Canadian Imperial Bank of Commerce	9/6/2016	USD	251,599	SEK	2,136,000	(2,009)
Canadian Imperial Bank of Commerce	9/6/2016	USD	21,577,385	SEK	185,045,500	45,084
JP Morgan & Chase Co.	9/6/2016	USD	4,496,133	CHF	4,321,000	(101,181)
JP Morgan & Chase Co.	9/6/2016	USD	1,630,504	CHF	1,567,500	(36,177)
JP Morgan & Chase Co.	9/6/2016	USD	2,537,773	CHF	2,465,500	(30,077)
JP Morgan & Chase Co.	9/6/2016	USD	2,119,783	CHF	2,059,000	(25,544)
JP Morgan & Chase Co.	9/6/2016	USD	2,602,500	CHF	2,496,500	(63,273)
JP Morgan & Chase Co.	9/6/2016	USD	59,731,506	CHF	58,689,191	(37,875)
JP Morgan & Chase Co.	9/6/2016	USD	333,715	DKK	2,200,000	(3,882)
JP Morgan & Chase Co.	9/6/2016	USD	15,393,648	DKK	102,851,887	26,324
JP Morgan & Chase Co.	9/6/2016	USD	543,367	DKK	3,567,500	(8,512)
JP Morgan & Chase Co.	9/6/2016	USD	948,709	DKK	6,233,000	(14,233)
JP Morgan & Chase Co.	9/6/2016	USD	465,989	DKK	3,104,500	(550)
JP Morgan & Chase Co.	9/6/2016	USD	519,352	DKK	3,451,500	(1,889)
JP Morgan & Chase Co.	9/6/2016	USD	6,868,380	EUR	6,152,500	(3,725)
JP Morgan & Chase Co.	9/6/2016	USD	8,683,935	EUR	7,661,500	(135,613)
JP Morgan & Chase Co.	9/6/2016	USD	14,937,667	EUR	13,187,000	(224,265)
JP Morgan & Chase Co.	9/6/2016	USD	204,637,178	EUR	183,737,085	367,562
JP Morgan & Chase Co.	9/6/2016	USD	8,462,512	EUR	7,559,000	(28,554)
JP Morgan & Chase Co.	9/6/2016	USD	5,436,966	EUR	4,816,500	(62,954)
JP Morgan & Chase Co.	9/6/2016	USD	5,360,209	GBP	4,161,000	104,639
JP Morgan & Chase Co.	9/6/2016	USD	5,570,768	GBP	4,257,500	20,817
JP Morgan & Chase Co.	9/6/2016	USD	4,546,706	GBP	3,413,000	(64,245)
JP Morgan & Chase Co.	9/6/2016	USD	109,662,688	GBP	83,731,150	305,580
JP Morgan & Chase Co.	9/6/2016	USD	9,601,260	GBP	7,306,500	(5,271)
JP Morgan & Chase Co.	9/6/2016	USD	3,465,380	GBP	2,656,500	23,533
JP Morgan & Chase Co.	9/6/2016	USD	312,749	NOK	2,569,500	(4,383)
JP Morgan & Chase Co.	9/6/2016	USD	143,598	NOK	1,214,000	2,094
JP Morgan & Chase Co.	9/6/2016	USD	113,499	NOK	930,000	(1,889)
JP Morgan & Chase Co.	9/6/2016	USD	4,418,636	NOK	36,856,092	4,462
JP Morgan & Chase Co.	9/6/2016	USD	181,649	NOK	1,491,000	(2,714)
JP Morgan & Chase Co.	9/6/2016	USD	176,600	NOK	1,451,000	(2,465)
JP Morgan & Chase Co.	9/6/2016	USD	1,395,604	SEK	11,674,500	(31,445)
JP Morgan & Chase Co.	9/6/2016	USD	640,593	SEK	5,468,500	(1,602)
JP Morgan & Chase Co.	9/6/2016	USD	505,515	SEK	4,250,000	(8,905)
JP Morgan & Chase Co.	9/6/2016	USD	809,824	SEK	6,781,500	(17,410)
JP Morgan & Chase Co.	9/6/2016	USD	790,036	SEK	6,676,500	(9,891)
JP Morgan & Chase Co.	9/6/2016	USD	20,240,370	SEK	173,579,391	42,290
RBC Capital Markets	9/6/2016	USD	12,007,373	CHF	11,555,500	(254,106)
RBC Capital Markets	9/6/2016	USD	61,208,453	CHF	60,126,900	(52,508)
RBC Capital Markets	9/6/2016	USD	1,785,397	CHF	1,739,000	(16,635)
RBC Capital Markets	9/6/2016	USD	405,358	DKK	2,708,200	666
RBC Capital Markets	9/6/2016	USD	371,529	DKK	2,470,000	(1,216)
RBC Capital Markets	9/6/2016	USD	2,490,239	DKK	16,386,000	(33,584)

RBC Capital Markets	9/6/2016	USD	5,980,782	EUR	5,346,500	(15,422)
RBC Capital Markets	9/6/2016	USD	39,716,887	EUR	35,114,500	(537,867)
RBC Capital Markets	9/6/2016	USD	191,857,569	EUR	172,234,079	312,687
RBC Capital Markets	9/6/2016	USD	3,828,710	GBP	2,942,500	35,821
RBC Capital Markets	9/6/2016	USD	120,225,718	GBP	91,789,021	325,349
RBC Capital Markets	9/6/2016	USD	25,599,265	GBP	19,393,500	(128,821)
RBC Capital Markets	9/6/2016	USD	178,639	NOK	1,490,000	175
RBC Capital Markets	9/6/2016	USD	833,241	NOK	6,843,500	(11,953)
RBC Capital Markets	9/6/2016	USD	125,295	NOK	1,037,500	(785)
RBC Capital Markets	9/6/2016	USD	558,980	SEK	4,727,000	(6,633)
RBC Capital Markets	9/6/2016	USD	19,977,722	SEK	171,292,700	37,741
RBC Capital Markets	9/6/2016	USD	3,717,420	SEK	31,148,500	(77,734)
State Street Bank & Trust Co.	9/6/2016	USD	2,537,643	CHF	2,465,500	(29,947)
State Street Bank & Trust Co.	9/6/2016	USD	365,898	CHF	355,800	(4,009)
State Street Bank & Trust Co.	9/6/2016	USD	64,251,082	CHF	63,118,014	(52,831)
State Street Bank & Trust Co.	9/6/2016	USD	4,496,063	CHF	4,321,000	(101,111)
State Street Bank & Trust Co.	9/6/2016	USD	519,346	DKK	3,451,500	(1,883)
State Street Bank & Trust Co.	9/6/2016	USD	57,886	DKK	387,700	239
State Street Bank & Trust Co.	9/6/2016	USD	10,575,576	DKK	70,659,356	17,961
State Street Bank & Trust Co.	9/6/2016	USD	948,698	DKK	6,233,000	(14,221)
State Street Bank & Trust Co.	9/6/2016	USD	14,937,825	EUR	13,187,000	(224,423)
State Street Bank & Trust Co.	9/6/2016	USD	192,180,109	EUR	172,505,356	292,824
State Street Bank & Trust Co.	9/6/2016	USD	8,462,240	EUR	7,559,000	(28,282)
State Street Bank & Trust Co.	9/6/2016	USD	8,000,000	EUR	7,165,537	(5,048)
State Street Bank & Trust Co.	9/6/2016	USD	1,266,213	EUR	1,136,400	1,726
State Street Bank & Trust Co.	9/6/2016	USD	1,655,704	EUR	1,483,200	(822)
State Street Bank & Trust Co.	9/6/2016	USD	117,478	EUR	105,800	569
State Street Bank & Trust Co.	9/6/2016	USD	738,501	GBP	564,300	2,622
State Street Bank & Trust Co.	9/6/2016	USD	132,670,064	GBP	101,295,581	366,440
State Street Bank & Trust Co.	9/6/2016	USD	5,360,200	GBP	4,161,000	104,647
State Street Bank & Trust Co.	9/6/2016	USD	652,711	GBP	503,000	7,903
State Street Bank & Trust Co.	9/6/2016	USD	1,441,914	GBP	1,078,700	(25,204)
State Street Bank & Trust Co.	9/6/2016	USD	89,252	GBP	67,000	(1,257)
State Street Bank & Trust Co.	9/6/2016	USD	9,601,362	GBP	7,306,500	(5,374)
State Street Bank & Trust Co.	9/6/2016	USD	326,200	GBP	250,000	2,138
State Street Bank & Trust Co.	9/6/2016	USD	4,413,521	NOK	36,813,200	4,430
State Street Bank & Trust Co.	9/6/2016	USD	176,590	NOK	1,451,000	(2,456)
State Street Bank & Trust Co.	9/6/2016	USD	37,335	NOK	317,800	804
State Street Bank & Trust Co.	9/6/2016	USD	312,737	NOK	2,569,500	(4,372)
State Street Bank & Trust Co.	9/6/2016	USD	22,746,775	SEK	195,041,945	43,774
State Street Bank & Trust Co.	9/6/2016	USD	1,395,540	SEK	11,674,500	(31,381)
State Street Bank & Trust Co.	9/6/2016	USD	789,996	SEK	6,676,500	(9,850)
State Street Bank & Trust Co.	9/6/2016	USD	117,482	SEK	1,004,900	(60)
The Bank of New York Mellon	9/6/2016	USD	10,891,456	CHF	10,701,400	(6,906)
The Bank of New York Mellon	9/6/2016	USD	6,442,298	DKK	43,051,300	12,127
The Bank of New York Mellon	9/6/2016	USD	35,240,943	EUR	31,641,700	63,298
The Bank of New York Mellon	9/6/2016	USD	186,909	GBP	140,700	(2,120)
The Bank of New York Mellon	9/6/2016	USD	19,811,547	GBP	15,126,782	55,206
The Bank of New York Mellon	9/6/2016	USD	3,278,105	NOK	27,343,000	3,327

The Bank of New York Mellon	9/6/2016	USD	697,431	SEK	5,981,100	1,457
The Bank of Nova Scotia	9/6/2016	USD	2,604,427	CHF	2,496,500	(65,201)
The Bank of Nova Scotia	9/6/2016	USD	1,785,458	CHF	1,739,000	(16,695)
The Bank of Nova Scotia	9/6/2016	USD	12,007,960	CHF	11,555,500	(254,693)
The Bank of Nova Scotia	9/6/2016	USD	60,026,658	CHF	58,982,194	(35,010)
The Bank of Nova Scotia	9/6/2016	USD	1,630,520	CHF	1,567,500	(36,193)
The Bank of Nova Scotia	9/6/2016	USD	29,121,987	DKK	194,620,200	56,262
The Bank of Nova Scotia	9/6/2016	USD	2,490,277	DKK	16,386,000	(33,622)
The Bank of Nova Scotia	9/6/2016	USD	333,722	DKK	2,200,000	(3,889)
The Bank of Nova Scotia	9/6/2016	USD	371,504	DKK	2,470,000	(1,192)
The Bank of Nova Scotia	9/6/2016	USD	175,652	DKK	1,154,300	(2,595)
The Bank of Nova Scotia	9/6/2016	USD	543,385	DKK	3,567,500	(8,531)
The Bank of Nova Scotia	9/6/2016	USD	44,069	EUR	39,000	(555)
The Bank of Nova Scotia	9/6/2016	USD	5,437,082	EUR	4,816,500	(63,070)
The Bank of Nova Scotia	9/6/2016	USD	186,273	EUR	164,500	(2,732)
The Bank of Nova Scotia	9/6/2016	USD	56,358	EUR	50,000	(570)
The Bank of Nova Scotia	9/6/2016	USD	39,719,064	EUR	35,114,500	(540,044)
The Bank of Nova Scotia	9/6/2016	USD	4,045,092	EUR	3,613,174	(13,692)
The Bank of Nova Scotia	9/6/2016	USD	5,981,130	EUR	5,346,500	(15,770)
The Bank of Nova Scotia	9/6/2016	USD	8,684,234	EUR	7,661,500	(135,911)
The Bank of Nova Scotia	9/6/2016	USD	205,550,539	EUR	184,567,105	380,297
The Bank of Nova Scotia	9/6/2016	USD	56,805	GBP	43,000	(331)
The Bank of Nova Scotia	9/6/2016	USD	25,600,778	GBP	19,393,500	(130,333)
The Bank of Nova Scotia	9/6/2016	USD	3,465,511	GBP	2,656,500	23,402
The Bank of Nova Scotia	9/6/2016	USD	5,570,939	GBP	4,257,500	20,647
The Bank of Nova Scotia	9/6/2016	USD	100,011,444	GBP	76,366,183	284,047
The Bank of Nova Scotia	9/6/2016	USD	3,828,899	GBP	2,942,500	35,632
The Bank of Nova Scotia	9/6/2016	USD	125,301	NOK	1,037,500	(791)
The Bank of Nova Scotia	9/6/2016	USD	181,644	NOK	1,491,000	(2,709)
The Bank of Nova Scotia	9/6/2016	USD	833,258	NOK	6,843,500	(11,970)
The Bank of Nova Scotia	9/6/2016	USD	113,496	NOK	930,000	(1,886)
The Bank of Nova Scotia	9/6/2016	USD	5,821,841	NOK	48,563,000	6,203
The Bank of Nova Scotia	9/6/2016	USD	559,007	SEK	4,727,000	(6,659)
The Bank of Nova Scotia	9/6/2016	USD	3,717,506	SEK	31,148,500	(77,820)
The Bank of Nova Scotia	9/6/2016	USD	4,768,876	SEK	40,899,450	10,204
The Bank of Nova Scotia	9/6/2016	USD	810,300	SEK	6,781,500	(17,886)
The Bank of Nova Scotia	9/6/2016	USD	505,501	SEK	4,250,000	(8,891)
Bank of Montreal	10/5/2016	CHF	69,280,640	USD	70,647,672	53,723
Canadian Imperial Bank of Commerce	10/5/2016	CHF	41,741,700	USD	42,559,263	26,292
JP Morgan & Chase Co.	10/5/2016	CHF	58,689,191	USD	59,833,202	31,477
JP Morgan & Chase Co.	10/5/2016	CHF	467,000	USD	476,226	374
RBC Capital Markets	10/5/2016	CHF	60,126,900	USD	61,319,878	53,190
State Street Bank & Trust Co.	10/5/2016	CHF	63,118,014	USD	64,368,041	53,539
The Bank of New York Mellon	10/5/2016	CHF	10,701,400	USD	10,910,889	6,629
The Bank of Nova Scotia	10/5/2016	CHF	58,982,194	USD	60,134,369	34,086
Bank of Montreal	10/5/2016	DKK	71,364,000	USD	10,693,960	(19,431)
Canadian Imperial Bank of Commerce	10/5/2016	DKK	56,681,400	USD	8,492,168	(17,024)
JP Morgan & Chase Co.	10/5/2016	DKK	102,851,887	USD	15,412,217	(28,235)
RBC Capital Markets	10/5/2016	DKK	2,708,200	USD	405,837	(726)

State Street Bank & Trust Co.	10/5/2016	DKK	70,659,356	USD	10,588,546	(19,061)
The Bank of New York Mellon	10/5/2016	DKK	43,051,300	USD	6,450,000	(12,998)
The Bank of Nova Scotia	10/5/2016	DKK	194,620,200	USD	29,157,589	(59,413)
Bank of Montreal	10/5/2016	EUR	202,674,513	USD	226,046,938	(378,939)
Canadian Imperial Bank of Commerce	10/5/2016	EUR	124,537,770	USD	138,878,295	(254,019)
JP Morgan & Chase Co.	10/5/2016	EUR	24,661,000	USD	27,502,909	(48,106)
JP Morgan & Chase Co.	10/5/2016	EUR	183,737,085	USD	204,883,386	(385,791)
RBC Capital Markets	10/5/2016	EUR	172,234,079	USD	192,097,491	(320,647)
State Street Bank & Trust Co.	10/5/2016	EUR	172,505,356	USD	192,425,756	(295,449)
The Bank of New York Mellon	10/5/2016	EUR	31,641,700	USD	35,285,875	(63,907)
The Bank of Nova Scotia	10/5/2016	EUR	184,567,105	USD	205,812,625	(383,843)
Bank of Montreal	10/5/2016	GBP	97,934,308	USD	128,364,456	(349,138)
Canadian Imperial Bank of Commerce	10/5/2016	GBP	129,072,100	USD	169,167,703	(469,825)
JP Morgan & Chase Co.	10/5/2016	GBP	7,049,000	USD	9,238,772	(25,623)
JP Morgan & Chase Co.	10/5/2016	GBP	83,731,150	USD	109,738,883	(307,714)
RBC Capital Markets	10/5/2016	GBP	91,789,021	USD	120,314,111	(322,824)
State Street Bank & Trust Co.	10/5/2016	GBP	101,295,581	USD	132,766,903	(364,362)
The Bank of New York Mellon	10/5/2016	GBP	15,126,782	USD	19,826,674	(54,230)
The Bank of Nova Scotia	10/5/2016	GBP	76,366,183	USD	100,083,992	(282,938)
Bank of Montreal	10/5/2016	NOK	31,753,700	USD	3,807,079	(3,919)
Canadian Imperial Bank of Commerce	10/5/2016	NOK	33,341,800	USD	3,997,482	(4,115)
JP Morgan & Chase Co.	10/5/2016	NOK	157,000	USD	18,839	(4)
JP Morgan & Chase Co.	10/5/2016	NOK	36,856,092	USD	4,418,893	(4,481)
RBC Capital Markets	10/5/2016	NOK	1,490,000	USD	178,647	(179)
State Street Bank & Trust Co.	10/5/2016	NOK	36,813,200	USD	4,413,697	(4,528)
The Bank of New York Mellon	10/5/2016	NOK	27,343,000	USD	3,278,195	(3,441)
The Bank of Nova Scotia	10/5/2016	NOK	48,563,000	USD	5,822,169	(6,238)
Bank of Montreal	10/5/2016	SEK	191,533,200	USD	22,369,625	(43,871)
Canadian Imperial Bank of Commerce	10/5/2016	SEK	185,045,500	USD	21,608,630	(45,666)
JP Morgan & Chase Co.	10/5/2016	SEK	10,375,000	USD	1,211,640	(2,458)
JP Morgan & Chase Co.	10/5/2016	SEK	173,579,391	USD	20,268,968	(43,546)
RBC Capital Markets	10/5/2016	SEK	171,292,700	USD	20,006,188	(38,735)
State Street Bank & Trust Co.	10/5/2016	SEK	195,041,945	USD	22,779,752	(44,342)
The Bank of New York Mellon	10/5/2016	SEK	5,981,100	USD	698,449	(1,468)
The Bank of Nova Scotia	10/5/2016	SEK	40,899,450	USD	4,775,781	(10,333)
JP Morgan & Chase Co.	10/5/2016	USD	307,051	CHF	301,000	(345)
JP Morgan & Chase Co.	10/5/2016	USD	5,785,192	DKK	38,599,000	9,412
JP Morgan & Chase Co.	10/5/2016	USD	91,156	DKK	607,000	(31)
JP Morgan & Chase Co.	10/5/2016	USD	1,563,529	EUR	1,399,000	(581)
JP Morgan & Chase Co.	10/5/2016	USD	217,273	NOK	1,812,000	198
JP Morgan & Chase Co.	10/5/2016	USD	378,303	SEK	3,234,000	144
The Bank of Nova Scotia	10/5/2016	USD	20,549	EUR	18,400	8
The Bank of Nova Scotia	10/5/2016	USD	36,874	NOK	307,500	31

Total net unrealized appreciation						$20,126,509

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$2,597,272,211	$—	$—	$2,597,272,211
Preferred Stocks	22,413,921	—	—	22,413,921
Short-Term Investments	37,573,638	—	—	37,573,638
Derivatives (i)
Forward Foreign Currency Exchange Contracts	—	29,489,549	—	29,489,549

TOTAL	$2,657,259,770	$29,489,549	$—	$2,686,749,319

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Exchange Contracts	$—	$(9,363,040)	$—	$(9,363,040)

TOTAL	$—	$(9,363,040)	$—	$(9,363,040)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.3%
Austria - 0.9%
ANDRITZ AG (a)	939	$47,914
Austria Technologie & Systemtechnik AG	366	4,409
BUWOG AG*	1,156	30,057
CA Immobilien Anlagen AG*	976	18,513
Conwert Immobilien Invest SE*	819	14,379
DO & CO AG	88	6,160
Erste Group Bank AG*	3,846	108,044
EVN AG	580	6,783
IMMOFINANZ AG*	10,260	23,450
Lenzing AG	105	12,438
Oesterreichische Post AG*	450	16,163
OMV AG	1,900	53,238
Palfinger AG	191	5,838
Raiffeisen Bank International AG*(a)	1,518	21,572
RHI AG	367	9,311
S IMMO AG*	682	6,763
Schoeller-Bleckmann Oilfield Equipment AG	155	8,991
Semperit AG Holding	151	4,517
UNIQA Insurance Group AG	1,662	10,643
Vienna Insurance Group AG Wiener Versicherung Gruppe	519	10,209
voestalpine AG	1,483	49,081
Wienerberger AG	1,560	24,796
Zumtobel Group AG	395	6,461

		499,730

Belgium - 4.8%
Ablynx NV*	776	9,885
Ackermans & van Haaren NV	306	36,505
Aedifica SA REIT*	188	14,952
Ageas	2,583	89,231
AGFA-Gevaert NV*	2,318	7,341
Anheuser-Busch InBev SA/NV	10,292	1,274,876
Barco NV	136	11,199
Befimmo SA REIT	246	16,464
Bekaert SA	482	19,909
bpost SA	1,289	32,782
Celyad SA*	90	1,978
Cie d’Entreprises CFE	107	9,848
Cofinimmo SA REIT	267	32,880
Colruyt SA	863	47,366
D’ieteren SA	344	16,611
Econocom Group SA*	824	10,450
Elia System Operator SA (a)	409	20,653
Euronav NV	1,691	14,756
EVS Broadcast Equipment SA	185	6,676
Fagron*	621	5,498
Galapagos NV*	504	27,311
Gimv NV	265	13,866
Groupe Bruxelles Lambert SA	1,034	90,736
Intervest Offices & Warehouses NV REIT	195	5,386
Ion Beam Applications	273	12,334
KBC Ancora*	457	16,784
KBC Group NV*	3,208	189,904
Kinepolis Group NV	206	9,235
Melexis NV	271	17,756
Nyrstar NV*	958	6,915
Ontex Group NV	973	34,980
Orange Belgium SA*	408	9,503
Proximus SADP	1,947	59,572
Sofina SA	226	31,562
Solvay SA	953	104,612
Telenet Group Holding NV*	682	31,985
Tessenderlo Chemie NV*	402	12,782
UCB SA	1,615	132,605
Umicore SA (a)	1,223	72,220
Van de Velde NV	89	6,551
Warehouses De Pauw SCA REIT	188	18,412

		2,584,871

Finland - 3.6%
Amer Sports OYJ	1,548	46,621
Cargotec OYJ, Class B	470	21,101
Caverion Corp.	1,388	9,738
Citycon OYJ	5,366	13,767
Cramo OYJ	517	13,489
Elisa OYJ	1,826	64,241
Fortum OYJ	5,643	87,116

F-Secure OYJ	1,269	4,699
Huhtamaki OYJ	1,188	51,681
Kemira OYJ	1,380	17,702
Kesko OYJ, Class B	837	36,402
Kone OYJ, Class B	4,298	215,979
Konecranes OYJ	667	21,115
Metsa Board OYJ	2,576	15,200
Metso OYJ	1,458	40,821
Neste OYJ	1,647	68,599
Nokia OYJ	73,662	414,118
Nokian Renkaat OYJ	1,474	53,222
Oriola-KD OYJ	1,613	7,701
Orion OYJ, Class B	1,317	49,859
Outokumpu OYJ*	3,797	20,770
Outotec OYJ*	2,082	8,881
PKC Group OYJ	322	6,523
Ramirent OYJ	954	7,002
Sampo OYJ, Class A	5,682	243,949
Sanoma OYJ	985	9,103
Sponda OYJ	2,985	15,596
Stora Enso OYJ, Class R	7,136	63,002
Technopolis OYJ	1,542	6,794
Tieto OYJ	739	22,050
UPM-Kymmene OYJ	6,866	137,933
Uponor OYJ	735	13,282
Valmet OYJ	1,603	21,403
Wartsila OYJ Abp	1,901	78,203
YIT OYJ	1,552	10,828

		1,918,490

France - 29.7%
AB Science SA*	236	3,493
Accor SA	2,266	85,547
Aeroports de Paris	381	39,311
Air France-KLM*	1,837	10,088
Air Liquide SA	4,429	485,782
Airbus Group SE	7,524	438,851
Akka Technologies	160	5,561
Albioma SA	401	6,938
Alstom SA*	1,992	52,694
Altamir	430	5,180
Alten SA	373	25,600
Altran Technologies SA*	1,737	25,566
Arkema SA	879	78,468
Atos SE	1,132	111,382
AXA SA	24,858	521,838
Beneteau SA	579	6,032
BNP Paribas SA	13,595	691,578
Boiron SA	96	8,834
Bollore SA	11,191	40,420
Bonduelle SCA	216	5,358
Bourbon Corp.	390	4,568
Bouygues SA	2,675	84,830
Bureau Veritas SA	3,468	74,350
Capgemini SA	2,104	204,979
Carrefour SA	7,125	179,377
Casino Guichard Perrachon SA	736	36,406
Cegid Group SA	72	4,916
Cellectis SA*	333	8,725
CGG SA*	281	6,824
Christian Dior SE	704	121,718
Cie de Saint-Gobain	6,357	278,815
Cie Generale des Etablissements Michelin	2,340	248,747
CNP Assurances	2,182	35,121
Coface SA	1,339	7,139
Credit Agricole SA	13,539	128,217
Danone SA	7,562	574,510
Dassault Systemes	1,649	138,910
DBV Technologies SA*	224	15,549
Edenred (a)	2,699	58,767
Eiffage SA	758	59,355
Electricite de France SA	3,223	41,272
Elior Participations SCA, 144A	1,352	31,006
Elis SA	1,159	20,000
Engie SA	18,679	297,739
Essilor International SA	2,630	333,994
Etablissements Maurel et Prom*	1,873	8,629
Euler Hermes Group	184	15,206
Eurazeo SA	532	32,276
Europcar Groupe SA, 144A*	1,112	9,551
Eutelsat Communications SA	2,254	43,810
Faiveley Transport SA	106	11,309
Faurecia	892	35,605
FFP	97	7,682
Fonciere Des Regions REIT	434	40,549

Gaztransport Et Technigaz SA	311	9,503
Gecina SA REIT	521	81,506
Genfit*	308	8,452
Groupe Eurotunnel SE	6,023	66,243
Groupe Fnac SA*	230	15,029
Guerbet	77	5,325
Havas SA	2,228	18,622
Hermes International	338	142,740
ICADE REIT	478	36,886
ID Logistics Group*	29	4,755
Iliad SA	340	70,105
Imerys SA	476	33,540
Ingenico Group SA	710	76,457
Innate Pharma SA*	597	6,866
Ipsen SA	491	31,892
IPSOS	452	14,843
JCDecaux SA	962	33,050
Kering	975	184,831
Klepierre REIT	2,794	130,927
Korian SA	579	20,722
Lagardere SCA	1,536	37,462
Legrand SA	3,431	205,554
LISI	243	6,641
L’Oreal SA	3,252	614,307
LVMH Moet Hennessy Louis Vuitton SE	3,578	605,446
Marie Brizard Wine & Spirits SA*	300	5,398
Mercialys SA REIT	690	16,063
Metropole Television SA	780	13,838
Natixis SA	12,079	53,436
Naturex*	91	7,821
Neopost SA	464	12,256
Nexans SA*	340	18,272
Nexity SA*	538	28,211
Orange SA	25,482	389,123
Orpea	545	47,327
Parrot SA*	264	4,400
Pernod Ricard SA	2,729	313,234
Peugeot SA*	6,258	92,317
Plastic Omnium SA	798	25,462
Publicis Groupe SA	2,429	180,312
Rallye SA	324	5,255
Remy Cointreau SA	295	25,742
Renault SA	2,470	201,981
Rexel SA	3,915	62,906
Rubis SCA	515	42,050
Safran SA	4,013	280,574
Sanofi	15,002	1,155,815
Sartorius Stedim Biotech	363	25,513
Schneider Electric SE	7,175	488,924
SCOR SE	2,104	61,900
SEB SA	294	39,123
SFR Group SA	1,419	37,750
Societe BIC SA	377	55,026
Societe Generale SA	9,850	358,676
Sodexo SA	1,207	139,818
Sopra Steria Group	190	21,798
SPIE SA	1,041	20,088
Ste Industrielle D’aviation Latecoere SA*	966	4,019
Suez	4,218	63,823
Tarkett SA	264	9,270
Technicolor SA	4,583	29,737
Technip SA	1,423	84,078
Teleperformance	751	77,848
Television Francaise 1	1,564	15,254
Thales SA	1,350	116,900
TOTAL SA	28,627	1,365,091
Trigano SA	123	7,203
Ubisoft Entertainment SA*	1,146	44,792
Unibail-Rodamco SE REIT	1,261	346,019
Valeo SA	3,066	158,652
Vallourec SA*	4,273	18,927
Veolia Environnement SA	5,770	122,705
Vicat SA	245	15,585
Vilmorin & Cie SA	107	7,448
Vinci SA	6,456	489,619
Virbac SA*	59	12,149
Vivendi SA	14,880	288,471
Wendel SA	379	43,100
Worldline SA, 144A*	526	16,255
Zodiac Aerospace	2,619	59,596

		15,937,626

Germany - 27.4%
Aareal Bank AG	777	26,174

adidas AG	2,406	399,748
ADLER Real Estate AG*	323	4,918
ADO Properties SA, 144A	334	14,653
ADVA Optical Networking SE*	581	4,971
AIXTRON SE*	1,448	8,940
Allianz SE	5,841	870,123
alstria office REIT-AG REIT*	1,898	26,464
Amadeus Fire AG	80	5,845
AURELIUS Equity Opportunities SE & Co KGaA	318	17,963
Aurubis AG	444	23,384
Axel Springer SE	555	28,267
BASF SE	11,780	957,905
Bayer AG	10,597	1,134,405
Bayerische Motoren Werke AG	4,244	369,297
BayWa AG	195	6,462
Bechtle AG	191	21,316
Beiersdorf AG	1,296	120,579
Bertrandt AG	78	8,585
Bilfinger SE*	462	13,386
Borussia Dortmund GmbH & Co. KGaA	1,012	4,775
Brenntag AG	1,984	107,975
CANCOM SE	218	10,354
Capital Stage AG	667	4,741
Carl Zeiss Meditec AG	430	15,644
Cewe Stiftung & Co. KGaA	77	6,394
comdirect bank AG	417	4,326
Commerzbank AG	13,644	95,972
CompuGroup Medical SE	318	13,516
Continental AG	1,408	295,107
Covestro AG, 144A	913	47,539
CTS Eventim AG & Co. KGaA	624	21,654
Daimler AG	12,352	855,340
Deutsche Bank AG*(b)	17,723	261,150
Deutsche Beteiligungs AG	171	5,703
Deutsche Boerse AG	2,454	196,074
Deutsche EuroShop AG	599	27,571
Deutsche Lufthansa AG (a)	2,985	34,778
Deutsche Pfandbriefbank AG, 144A	1,420	13,804
Deutsche Post AG	12,367	391,771
Deutsche Telekom AG	41,293	689,522
Deutsche Wohnen AG	4,274	160,662
Deutz AG	1,267	5,655
DIC Asset AG	659	6,395
DMG Mori AG	507	24,055
Drillisch AG	574	26,478
Duerr AG	335	28,325
E.ON SE	25,682	236,538
ElringKlinger AG	386	6,646
Evonik Industries AG	2,103	70,690
Evotec AG*	1,596	8,006
Fraport AG Frankfurt Airport Services Worldwide	534	29,788
Freenet AG	1,652	47,432
Fresenius Medical Care AG & Co. KGaA	2,794	247,268
Fresenius SE & Co. KGaA	5,234	381,939
GEA Group AG	2,340	125,587
Gerresheimer AG	410	34,049
Gerry Weber International AG	367	4,673
GFT Technologies Se	220	4,769
Grammer AG	149	8,642
GRENKE AG	113	21,894
Hamborner REIT AG REIT	881	10,373
Hamburger Hafen Und Logistik AG	355	5,708
Hannover Rueck SE	763	77,960
HeidelbergCement AG	1,807	167,840
Heidelberger Druckmaschinen AG*	3,328	8,100
Henkel AG & Co. KGaA	1,332	149,544
HOCHTIEF AG	271	36,441
HUGO BOSS AG	867	52,948
Hypoport AG*	45	3,970
Indus Holding AG	252	13,592
Infineon Technologies AG	14,507	244,265
Jenoptik AG	688	12,521
K+S AG (a)	2,470	51,714
KION Group AG	839	47,794
Kloeckner & Co. SE*	1,001	14,091
Koenig & Bauer AG*	181	8,900
Krones AG	191	18,258
KUKA AG	304	34,571
KWS Saat SE	28	8,964

LANXESS AG	1,182	63,075
LEG Immobilien AG*	798	77,895
Leoni AG	428	15,819
Linde AG	2,385	408,496
MAN SE	452	47,020
Merck KGaA	1,653	173,948
METRO AG	2,279	67,620
MorphoSys AG*	330	14,076
MTU Aero Engines AG	666	67,722
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,128	384,654
Nemetschek SE	202	12,023
Nordex SE*(a)	839	23,214
Norma Group SE	414	22,166
OSRAM Licht AG	1,142	59,794
PATRIZIA Immobilien AG*	546	13,027
Pfeiffer Vacuum Technology AG	97	9,155
ProSiebenSat.1 Media SE	2,797	120,304
Rational AG	45	22,129
Rheinmetall AG	505	36,468
RHOEN-KLINIKUM AG	450	13,309
RIB Software AG (a)	494	5,169
RWE AG*	6,274	102,630
SAF-Holland SA	628	7,215
Salzgitter AG	514	15,638
SAP SE	12,599	1,106,857
SGL Carbon SE*	504	6,488
Siemens AG	9,797	1,169,848
Sixt SE	166	9,416
SLM Solutions Group AG*	186	5,645
SMA Solar Technology AG (a)	164	5,748
Software AG	666	26,462
STADA Arzneimittel AG	803	43,119
STRATEC Biomedical AG	69	4,299
Stroeer SE & Co KGaA	364	16,856
Suedzucker AG	930	24,285
Symrise AG	1,586	116,778
TAG Immobilien AG	1,616	23,244
Takkt AG	472	10,619
Telefonica Deutschland Holding AG	9,584	39,384
thyssenkrupp AG	4,723	110,080
TLG Immobilien AG	903	20,417
United Internet AG	1,583	65,086
Volkswagen AG	416	60,532
Vonovia SE	5,924	230,517
Vossloh AG*	142	8,640
VTG AG	150	4,681
Wacker Chemie AG	203	18,871
Wacker Neuson SE	400	5,823
WCM Beteiligungs & Grundbesitz-AG*	1,458	5,186
Wincor Nixdorf AG*	383	26,812
Wirecard AG (a)	1,509	74,684
Wuestenrot & Wuerttembergische AG	329	6,624
XING AG	38	7,655
Zalando SE, 144A*	1,117	42,718
zooplus AG*	76	10,698

		14,704,778

Ireland - 2.1%
AerCap Holdings NV*	2,183	87,254
Bank of Ireland*	351,641	79,232
C&C Group PLC	4,340	18,348
CRH PLC	10,611	359,223
Glanbia PLC	2,498	47,564
Green REIT PLC REIT	8,745	14,368
Hibernia REIT PLC REIT	9,382	14,620
Irish Continental Group PLC	2,123	11,177
Irish Residential Properties REIT PLC REIT	5,368	7,006
Kerry Group PLC, Class A	2,026	172,159
Kingspan Group PLC	1,947	53,382
Origin Enterprises PLC	1,769	11,455
Paddy Power Betfair PLC	1,018	121,672
Permanent TSB Group Holdings PLC*	1,866	4,163
Ryanair Holdings PLC	2,385	31,898
Smurfit Kappa Group PLC	3,023	74,521

		1,108,042

Italy - 7.0%
A2A SpA	20,726	27,488
ACEA SpA	761	9,923
Amplifon SpA	1,229	12,921

Anima Holding SpA, 144A	3,001	14,528
Ansaldo STS SpA	1,491	17,563
Assicurazioni Generali SpA	14,941	189,992
ASTM SpA	516	5,905
Atlantia SpA	5,247	134,965
Autogrill SpA	1,707	14,642
Azimut Holding SpA	1,510	23,176
Banca Carige SpA*(a)	9,927	3,716
Banca Generali SpA	785	15,726
Banca IFIS SpA	311	6,716
Banca Mediolanum SpA	3,418	23,714
Banca Monte dei Paschi di Siena SpA*(a)	35,614	9,598
Banca Popolare dell’Emilia Romagna SC	6,294	24,221
Banca Popolare di Milano Scarl	57,368	24,573
Banca Popolare di Sondrio SCARL	6,040	16,250
Banco Popolare SC	10,800	26,961
Beni Stabili SpA SIIQ REIT*(a)	15,781	9,682
Brembo SpA	394	23,007
Brunello Cucinelli SpA (a)	405	8,077
Buzzi Unicem SpA	882	18,752
Buzzi Unicem SpA-RSP	591	7,014
Cerved Information Solutions SpA	2,648	21,267
CIR-Compagnie Industriali Riunite SpA	5,420	5,671
Credito Emiliano SpA	1,190	7,029
Credito Valtellinese SC	15,459	5,913
Danieli & C Officine Meccaniche Spa-RSP	570	8,246
Datalogic SpA	311	6,522
Davide Campari-Milano SpA	3,808	41,436
De’ Longhi SpA	794	19,688
DiaSorin SpA	297	19,198
Ei Towers SpA*	237	12,422
Enel SpA	96,117	424,352
Eni SpA	32,673	493,466
ERG SpA	796	8,879
EXOR SpA	1,433	58,902
Ferrari NV	1,576	75,943
FinecoBank Banca Fineco SpA	2,792	16,973
Hera SpA	9,084	25,170
Immobiliare Grande Distribuzione SIIQ SpA REIT	6,232	5,033
Industria Macchine Automatiche SpA	199	12,697
Infrastrutture Wireless Italiane SpA, 144A	3,189	15,580
Interpump Group SpA	963	17,026
Intesa Sanpaolo SpA	162,889	387,009
Intesa Sanpaolo SpA-RSP (a)	12,263	27,166
Iren SpA	7,485	12,315
Italcementi SpA*	2,504	29,523
Italmobiliare SpA	93	4,564
Italmobiliare SpA-RSP	234	9,647
Leonardo-Finmeccanica SpA*	5,232	59,703
Luxottica Group SpA	2,192	105,749
Maire Tecnimont SpA	1,814	4,342
MARR SpA	476	9,170
Mediaset SpA	10,003	31,644
Mediobanca SpA	7,308	54,209
Moncler SpA	1,811	30,039
OVS SpA, 144A	1,923	10,618
Piaggio & C SpA	2,549	4,984
Poste Italiane SpA, 144A	6,618	46,138
Prysmian SpA	2,529	62,400
RAI Way SpA, 144A	1,398	5,988
Recordati SpA	1,352	40,899
Reply SpA	61	7,526
Safilo Group SpA*	477	4,531
Saipem SpA*	78,936	36,179
Salini Impregilo SpA	2,700	8,300
Salvatore Ferragamo SpA	676	15,420
Saras SpA	4,527	6,761
Snam SpA	31,048	172,123
Societa Cattolica Di Assicurazioni SCRL	1,867	10,798
Societa Iniziative Autostradali e Servizi SpA	977	9,487
Telecom Italia SpA*	130,514	118,431
Telecom Italia SpA-RSP*	78,198	57,307
Terna Rete Elettrica Nazionale SpA	19,252	99,470
Tod’s SpA	186	11,131

UniCredit SpA	67,521	173,679
Unione di Banche Italiane SpA (a)	11,803	31,756
Unipol Gruppo Finanziario SpA	5,694	15,840
UnipolSai SpA	14,776	24,673
Yoox Net-A-Porter Group SpA*	759	23,782

		3,733,824

Luxembourg - 0.9%
APERAM SA	615	25,382
ArcelorMittal*	23,678	139,744
BRAAS Monier Building Group SA	325	7,693
Eurofins Scientific SE	117	47,426
Grand City Properties SA	1,483	32,580
RTL Group SA	492	41,407
SES SA	4,682	107,532
Tenaris SA	6,083	83,594

		485,358

Netherlands - 8.3%
Aalberts Industries NV	1,272	42,637
ABN AMRO Group NV, 144A	3,016	61,985
Accell Group	306	7,874
Aegon NV	23,275	95,385
Akzo Nobel NV	3,179	214,817
Altice NV, Class A*	4,746	79,012
Altice NV, Class B*	1,411	23,459
Amsterdam Commodities NV	246	6,407
Arcadis NV	900	12,067
ASM International NV	622	23,680
ASML Holding NV	4,723	502,435
BE Semiconductor Industries NV	452	14,142
BinckBank NV	936	5,357
Boskalis Westminster	1,139	40,719
Brunel International NV	335	5,928
Corbion NV	757	20,645
Delta Lloyd NV	5,920	23,990
Eurocommercial Properties NV	625	28,406
Euronext NV, 144A	766	32,328
Flow Traders, 144A	366	10,819
Fugro NV*	774	12,242
Gemalto NV	1,032	71,889
Heineken Holding NV	1,278	102,725
Heineken NV	2,928	261,609
IMCD Group NV	659	27,191
ING Groep NV	49,688	621,862
Intertrust NV, 144A*	530	11,930
InterXion Holding NV*	894	33,346
Kendrion NV	176	5,006
Koninklijke Ahold Delhaize NV	16,314	390,608
Koninklijke BAM Groep NV	3,051	13,695
Koninklijke DSM NV	2,327	162,202
Koninklijke KPN NV	43,776	142,925
Koninklijke Philips NV	11,902	345,709
Koninklijke Vopak NV	904	45,840
NN Group NV	4,060	120,804
NSI NV REIT	2,025	8,581
NXP Semiconductors NV*	3,770	331,835
OCI NV*(a)	1,238	21,667
PostNL NV*	5,424	23,735
QIAGEN NV*	2,839	75,179
Randstad Holding NV	1,539	72,573
Refresco Group NV, 144A	698	11,375
SBM Offshore NV (a)	2,330	34,125
TKH Group NV	530	20,233
TomTom NV*	1,366	12,542
Vastned Retail NV REIT	265	10,974
Wereldhave NV REIT	533	25,547
Wessanen	1,036	12,712
Wolters Kluwer NV	3,865	162,209

		4,444,962

Portugal - 0.6%
Banco BPI SA*	5,169	6,348
Banco Comercial Portugues SA, Class R*	591,275	11,872
CTT-Correios de Portugal SA	1,932	14,172
EDP - Energias de Portugal SA	29,741	99,690
Galp Energia SGPS SA	5,963	86,668
Jeronimo Martins SGPS SA	3,240	52,277
Navigator Co. SA	3,253	10,777
NOS SGPS SA	3,065	20,766
REN - Redes Energeticas Nacionais SGPS SA	3,340	9,750

Semapa-Sociedade de Investimento e Gestao	405	5,285
Sonae SGPS SA	11,129	9,285

		326,890

Spain - 10.0%
Abertis Infraestructuras SA	8,055	124,756
Acciona SA	372	26,507
Acerinox SA	2,178	27,016
ACS Actividades de Construccion y Servicios SA	2,545	72,120
Aena SA, 144A	861	121,731
Almirall SA	812	12,382
Amadeus IT Group SA	5,603	257,463
Applus Services SA	1,663	17,307
Atresmedia Corp. de Medios de Comunicacion SA	1,207	14,231
Axiare Patrimonio SOCIMI SA REIT	969	12,479
Banco Bilbao Vizcaya Argentaria SA	82,959	516,169
Banco de Sabadell SA	68,180	92,402
Banco Popular Espanol SA	42,753	57,847
Banco Santander SA	184,659	828,030
Bankia SA	59,126	49,860
Bankinter SA	8,659	63,516
Bolsas y Mercados Espanoles SHMSF SA	990	31,025
CaixaBank SA	34,025	91,581
Cellnex Telecom SA, 144A	1,918	33,482
Cia de Distribucion Integral Logista Holdings SA	538	12,098
CIE Automotive SA	600	11,391
Construcciones y Auxiliar de Ferrocarriles SA	24	9,189
Corp. Financiera Alba SA	208	8,503
Distribuidora Internacional de Alimentacion SA	8,035	49,070
Ebro Foods SA	961	21,503
Enagas SA	2,909	85,421
Ence Energia y Celulosa S.A	2,008	5,084
Endesa SA	3,997	81,411
Euskaltel SA, 144A*	1,312	11,635
Faes Farma SA	3,466	12,836
Ferrovial SA	6,205	122,266
Fomento de Construcciones y Contratas SA*	2,509	26,257
Gamesa Corp. Tecnologica SA	2,877	66,028
Gas Natural SDG SA	4,456	91,978
Grifols SA	3,833	81,192
Grupo Catalana Occidente SA	534	15,147
Hispania Activos Inmobiliarios SOCIMI SA REIT*	1,431	19,202
Iberdrola SA	70,609	464,688
Indra Sistemas SA*	1,403	18,138
Industria de Diseno Textil SA	13,934	493,713
Inmobiliaria Colonial SA	2,522	18,713
Lar Espana Real Estate Socimi SA REIT	1,092	7,665
Liberbank SA*	5,799	4,851
Mapfre SA	13,908	37,590
Mediaset Espana Comunicacion SA	2,621	31,589
Melia Hotels International SA	1,203	14,976
Merlin Properties Socimi SA REIT	4,084	47,468
Miquel y Costas & Miquel SA	108	4,675
NH Hotel Group SA*	2,606	11,831
Obrascon Huarte Lain SA	1,681	5,607
Pharma Mar SA*	2,502	8,121
Promotora de Informaciones SA, Class A*	783	4,804
Prosegur Cia de Seguridad SA	3,842	25,756
Red Electrica Corp. SA	5,478	117,962
Repsol SA	14,190	190,572
Sacyr SA	4,619	8,676
Saeta Yield SA	707	7,070
Talgo SA, 144A*	1,359	6,882
Tecnicas Reunidas SA	453	16,281
Telefonica SA	57,190	576,047
Viscofan SA	561	30,656
Zardoya Otis SA	2,419	22,800

		5,357,246

Switzerland - 0.1%
STMicroelectronics NV	8,241	61,617

United Kingdom - 2.9%
CNH Industrial NV	13,071	95,499
Coca-Cola European Partners PLC*	2,795	107,248
Dialog Semiconductor PLC*	1,009	35,374
Fiat Chrysler Automobiles NV	11,649	80,497
International Consolidated Airlines Group SA	10,358	52,131
RELX NV	12,738	225,917
Unilever NV	20,892	958,142
VTTI Energy Partners LP	312	6,000
Zeal Network SE	105	3,739

		1,564,547

TOTAL COMMON STOCKS
(Cost $56,490,872)		52,727,981

PREFERRED STOCKS - 1.7%
Germany - 1.7%
Bayerische Motoren Werke AG	704	52,763
Biotest AG	280	4,107
Draegerwerk AG & Co. KGaA	105	7,348
FUCHS PETROLUB SE	907	41,258
Henkel AG & Co. KGaA	2,287	300,129
Jungheinrich AG	624	19,614
Porsche Automobil Holding SE	1,969	99,768
Sartorius AG	458	36,231
Schaeffler AG	2,144	33,194
Sixt SE	237	10,071
STO SE & Co. KGaA	39	4,829
Volkswagen AG	2,383	330,935

		940,247

TOTAL PREFERRED STOCKS
(Cost $979,219)		940,247

SECURITIES LENDING
COLLATERAL - 1.0%
Daily Assets Fund “Capital Shares”, 0.48% (c)(d)
(Cost $537,206)	537,206	537,206

TOTAL INVESTMENTS - 101.0%
(Cost $58,007,297)†		$54,205,434
Other assets and liabilities, net - (1.0%)		(542,175)

NET ASSETS - 100.0%		$53,663,259

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $58,624,919. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $4,419,485. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,200,299 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,619,784.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $505,480, which is 0.9% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended August 31, 2016 is as follows:

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distributions ($)	Value ($) at 8/31/16
Deutsche Bank AG	490,996	4,420	(141,988)	(88,391)	—	261,150

At August 31, 2016 the Deutsche X-trackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

		As a % of Total
		Investments
		excluding
Sector Diversification	Market Value ($)	Securities Lending
Financials	8,953,864	16.7%
Industrials	8,591,100	16.0
Consumer Discretionary	7,310,943	13.7
Consumer Staples	6,153,350	11.4
Materials	4,463,848	8.3
Health Care	4,380,585	8.2
Information Technology	4,192,686	7.8
Utilities	2,797,184	5.2
Energy	2,654,933	4.9
Telecommunication Services	2,388,515	4.5
Real Estate	1,781,220	3.3

Total	53,668,228	100.0%

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(e)
Bank of Montreal	9/6/2016	EUR	17,830,409	USD	19,964,888	$70,600
Canadian Imperial Bank of Commerce	9/6/2016	EUR	16,419,170	USD	18,383,724	64,027
JP Morgan & Chase Co.	9/6/2016	EUR	9,652,591	USD	10,807,716	37,834
RBC Capital Markets	9/6/2016	EUR	2,925,000	USD	3,275,041	11,470
RBC Capital Markets	9/6/2016	EUR	327,413	USD	366,631	1,319
RBC Capital Markets	9/6/2016	EUR	488,000	USD	545,571	1,085
RBC Capital Markets	9/6/2016	EUR	13,838,766	USD	15,495,266	54,656
State Street Bank & Trust Co.	9/6/2016	EUR	23,300	USD	25,849	(148)
State Street Bank & Trust Co.	9/6/2016	EUR	295,600	USD	329,314	(502)
The Bank of Nova Scotia	9/6/2016	EUR	6,500	USD	7,239	(13)
Bank of Montreal	9/6/2016	USD	16,196,780	EUR	14,540,409	26,689
Bank of Montreal	9/6/2016	USD	3,684,093	EUR	3,290,000	(13,274)
Canadian Imperial Bank of Commerce	9/6/2016	USD	3,683,270	EUR	3,290,000	(12,451)
Canadian Imperial Bank of Commerce	9/6/2016	USD	1,216,778	EUR	1,088,000	(2,841)
Canadian Imperial Bank of Commerce	9/6/2016	USD	13,410,853	EUR	12,041,170	24,088
JP Morgan & Chase Co.	9/6/2016	USD	2,987,273	EUR	2,680,500	3,497
JP Morgan & Chase Co.	9/6/2016	USD	16,795	EUR	15,000	(59)
JP Morgan & Chase Co.	9/6/2016	USD	1,216,697	EUR	1,088,000	(2,761)
JP Morgan & Chase Co.	9/6/2016	USD	6,536,700	EUR	5,869,091	11,741
RBC Capital Markets	9/6/2016	USD	2,987,173	EUR	2,680,500	3,596
RBC Capital Markets	9/6/2016	USD	153,000	EUR	137,843	798
RBC Capital Markets	9/6/2016	USD	16,442,612	EUR	14,760,836	26,798
State Street Bank & Trust Co.	9/6/2016	USD	11,412	EUR	10,200	(31)
State Street Bank & Trust Co.	9/6/2016	USD	2,002	EUR	1,800	7
State Street Bank & Trust Co.	9/6/2016	USD	1,133	EUR	1,000	(18)
State Street Bank & Trust Co.	9/6/2016	USD	3,466	EUR	3,100	(7)
State Street Bank & Trust Co.	9/6/2016	USD	30,753	EUR	27,600	42
State Street Bank & Trust Co.	9/6/2016	USD	214,224	EUR	190,600	(1,562)
State Street Bank & Trust Co.	9/6/2016	USD	3,442	EUR	3,100	17
State Street Bank & Trust Co.	9/6/2016	USD	37,970	EUR	33,900	(146)
State Street Bank & Trust Co.	9/6/2016	USD	53,136	EUR	47,600	(27)
The Bank of Nova Scotia	9/6/2016	USD	2,248	EUR	2,000	(16)
The Bank of Nova Scotia	9/6/2016	USD	895	EUR	800	(3)
The Bank of Nova Scotia	9/6/2016	USD	2,592	EUR	2,300	(26)
The Bank of Nova Scotia	9/6/2016	USD	1,582	EUR	1,400	(20)
Bank of Montreal	10/5/2016	EUR	14,540,409	USD	16,217,209	(27,186)
Canadian Imperial Bank of Commerce	10/5/2016	EUR	12,041,170	USD	13,427,711	(24,560)
JP Morgan & Chase Co.	10/5/2016	EUR	5,869,091	USD	6,544,564	(12,323)
RBC Capital Markets	10/5/2016	EUR	701,000	USD	781,806	(1,344)
RBC Capital Markets	10/5/2016	EUR	14,760,836	USD	16,463,174	(27,480)
RBC Capital Markets	10/5/2016	USD	68,184	EUR	61,000	(35)
State Street Bank & Trust Co.	10/5/2016	USD	329,735	EUR	295,600	506
The Bank of Nova Scotia	10/5/2016	USD	4,020	EUR	3,600	1
The Bank of Nova Scotia	10/5/2016	USD	7,248	EUR	6,500	13

Total net unrealized appreciation						$211,951

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$52,727,981	$—	$—	$52,727,981
Preferred Stocks	940,247	—	—	940,247
Short-Term Investments	537,206	—	—	537,206
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	338,784	—	338,784

TOTAL	$54,205,434	$338,784	$—	$54,544,218

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(126,833)	$—	$(126,833)

TOTAL	$—	$(126,833)	$—	$(126,833)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.1%
Consumer Discretionary - 15.8%
adidas AG	15,381	$2,555,493
Axel Springer SE	3,548	180,705
Bayerische Motoren Werke AG	27,045	2,353,352
Continental AG	8,985	1,883,192
Daimler AG	78,648	5,446,144
HUGO BOSS AG	5,481	334,729
ProSiebenSat.1 Media SE	17,779	764,705
RTL Group SA	3,161	266,032
Volkswagen AG	2,661	387,203
Zalando SE, 144A*	7,122	272,368

		14,443,923

Consumer Staples - 2.3%
Beiersdorf AG	8,188	761,808
Henkel AG & Co. KGaA	8,452	948,906
METRO AG	14,630	434,086

		2,144,800

Financials - 13.1%
Allianz SE	37,329	5,560,834
Commerzbank AG	87,309	614,134
Deutsche Bank AG*(a)	112,755	1,661,454
Deutsche Boerse AG	15,697	1,254,184
Hannover Rueck SE	4,950	505,767
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,155	2,377,878

		11,974,251

Health Care - 14.0%
Bayer AG	67,547	7,230,882
Fresenius Medical Care AG & Co. KGaA	17,901	1,584,233
Fresenius SE & Co. KGaA	33,447	2,440,717
Merck KGaA	10,511	1,106,088
QIAGEN NV*	18,081	478,798

		12,840,718

Industrials - 14.0%
Brenntag AG	12,666	689,319
Deutsche Lufthansa AG	19,055	222,007
Deutsche Post AG	79,249	2,510,509
Fraport AG Frankfurt Airport Services Worldwide	3,414	190,445
GEA Group AG	14,856	797,319
HOCHTIEF AG	1,707	229,536
MAN SE	2,888	300,429
OSRAM Licht AG	7,235	378,819
Siemens AG	62,487	7,461,499

		12,779,882

Information Technology - 9.9%
Infineon Technologies AG	92,459	1,556,797
SAP SE	80,278	7,052,644
United Internet AG	10,097	415,143

		9,024,584

Materials - 13.9%
BASF SE	75,024	6,100,669
Covestro AG, 144A	5,814	302,730
Evonik Industries AG	13,323	447,840
HeidelbergCement AG	11,462	1,064,630
K+S AG (b)	15,682	328,334
LANXESS AG	7,442	397,128
Linde AG	15,171	2,598,446
Symrise AG	10,114	744,702
thyssenkrupp AG	30,177	703,344

		12,687,823

Real Estate - 2.7%
Deutsche Wohnen AG	27,442	1,031,562
Vonovia SE	38,101	1,482,603

		2,514,165

Telecommunication Services - 5.1%
Deutsche Telekom AG	263,398	4,398,291
Telefonica Deutschland Holding AG	61,045	250,853

		4,649,144

Utilities - 2.3%
E.ON SE	163,618	1,506,964
RWE AG*	39,708	649,546

		2,156,510

TOTAL COMMON STOCKS
(Cost $95,126,710)		85,215,800

PREFERRED STOCKS - 6.0%
Consumer Discretionary - 3.6%
Bayerische Motoren Werke AG	4,431	332,090
Porsche Automobil Holding SE	12,411	628,856
Schaeffler AG	13,668	211,614
Volkswagen AG	15,159	2,105,182

		3,277,742

Consumer Staples - 2.1%
Henkel AG & Co. KGaA	14,553	1,909,828

Materials - 0.3%
FUCHS PETROLUB SE	5,687	258,690

TOTAL PREFERRED STOCKS
(Cost $7,598,638)		5,446,260

SECURITIES LENDING COLLATERAL - 0.3%
Daily Assets Fund “Capital Shares”, 0.48% (c)(d)
(Cost $313,309)	313,309	313,309

TOTAL INVESTMENTS - 99.4%
(Cost $103,038,657)†		$90,975,369
Other assets and liabilities, net - 0.6%		547,633

NET ASSETS - 100.0%		$91,523,002

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $104,145,827. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $13,170,458. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,169,083 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,339,541.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $295,484, which is 0.3% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended August 31, 2016 is as follows:

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribution ($)	Value ($) at 8/31/16
Deutsche Bank AG	2,496,049	28,117	(431,967)	(440,129)	—	1,661,454

At August 31, 2016, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(e)
DAX Index Future	EUR	3	$887,660	9/16/2016	$93,005

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2016.

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(f)
Bank of Montreal	9/6/2016	EUR	17,338,872	USD	19,414,508	$68,654
Canadian Imperial Bank of Commerce	9/6/2016	EUR	15,330,236	USD	17,164,499	59,781
JP Morgan & Chase Co.	9/6/2016	EUR	20,434,310	USD	22,879,683	80,093
RBC Capital Markets	9/6/2016	EUR	718,000	USD	802,705	1,596
RBC Capital Markets	9/6/2016	EUR	5,212,000	USD	5,835,730	20,439
RBC Capital Markets	9/6/2016	EUR	12,491,120	USD	13,986,307	49,334
State Street Bank & Trust Co.	9/6/2016	EUR	12,177,023	USD	13,634,881	48,361
Bank of Montreal	9/6/2016	USD	17,623,106	EUR	15,820,872	29,039
Bank of Montreal	9/6/2016	USD	562,397	EUR	507,000	3,288
Bank of Montreal	9/6/2016	USD	1,132,103	EUR	1,011,000	(4,079)
Canadian Imperial Bank of Commerce	9/6/2016	USD	562,443	EUR	507,000	3,242
Canadian Imperial Bank of Commerce	9/6/2016	USD	15,560,730	EUR	13,971,475	27,950
Canadian Imperial Bank of Commerce	9/6/2016	USD	953,577	EUR	851,761	(3,223)
JP Morgan & Chase Co.	9/6/2016	USD	22,113,517	EUR	19,855,010	39,719
JP Morgan & Chase Co.	9/6/2016	USD	558,895	EUR	501,500	654
JP Morgan & Chase Co.	9/6/2016	USD	87,110	EUR	77,800	(305)
RBC Capital Markets	9/6/2016	USD	19,961,292	EUR	17,919,620	32,533
RBC Capital Markets	9/6/2016	USD	558,876	EUR	501,500	673
State Street Bank & Trust Co.	9/6/2016	USD	9,917	EUR	8,900	13
State Street Bank & Trust Co.	9/6/2016	USD	13,073,549	EUR	11,735,123	19,920
State Street Bank & Trust Co.	9/6/2016	USD	486,669	EUR	433,000	(3,549)
Bank of Montreal	10/5/2016	EUR	15,820,872	USD	17,645,335	(29,580)
Canadian Imperial Bank of Commerce	10/5/2016	EUR	13,971,475	USD	15,580,290	(28,498)
JP Morgan & Chase Co.	10/5/2016	EUR	19,855,010	USD	22,140,123	(41,689)

RBC Capital Markets	10/5/2016	EUR	2,162,000	USD	2,411,218	(4,146)
RBC Capital Markets	10/5/2016	EUR	17,919,620	USD	19,986,254	(33,361)
State Street Bank & Trust Co.	10/5/2016	EUR	11,735,123	USD	13,090,260	(20,099)
RBC Capital Markets	10/5/2016	USD	116,248	EUR	104,000	(60)

Total net unrealized appreciation						$316,700

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$85,215,800	$—	$—	$85,215,800
Preferred Stocks (g)	5,446,260	—	—	5,446,260
Short-Term Investments	313,309	—	—	313,309
Derivatives (h)
Forward Foreign Currency Exchange Contracts	—	485,289	—	485,289
Futures Contracts	93,005	—	—	93,005

TOTAL	$91,068,374	$485,289	$—	$91,553,663

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	—	(168,589)	—	(168,589)

TOTAL	$—	$(168,589)	$—	$(168,589)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Consumer Discretionary - 21.0%
ABC-Mart, Inc.	15,500	$973,759
Aisin Seiki Co. Ltd.	88,900	4,197,328
Asics Corp.	74,800	1,516,026
Bandai Namco Holdings, Inc.	91,900	2,510,118
Benesse Holdings, Inc.	31,400	724,114
Bridgestone Corp.	305,600	10,500,247
Casio Computer Co. Ltd.	103,000	1,454,434
Denso Corp.	228,400	9,430,482
Dentsu, Inc.	101,800	5,598,434
Don Quijote Holdings Co. Ltd.	55,900	1,826,144
Fast Retailing Co. Ltd. (a)	24,619	8,646,929
Fuji Heavy Industries Ltd.	289,705	11,474,519
Hakuhodo DY Holdings, Inc.	103,000	1,118,948
Hikari Tsushin, Inc.	10,100	907,843
Honda Motor Co. Ltd.	765,300	23,447,552
Iida Group Holdings Co. Ltd.	71,800	1,344,884
Isetan Mitsukoshi Holdings Ltd.	159,400	1,451,262
Isuzu Motors Ltd.	274,000	3,152,728
J. Front Retailing Co. Ltd.	106,000	1,196,617
Koito Manufacturing Co. Ltd.	53,100	2,527,594
Marui Group Co. Ltd.	95,400	1,162,706
Mazda Motor Corp.	264,800	4,364,920
McDonald’s Holdings Co. Japan Ltd.	31,300	863,991
Mitsubishi Motors Corp.	325,400	1,487,597
NGK Spark Plug Co. Ltd.	88,700	1,658,865
NHK Spring Co. Ltd.	99,300	934,792
Nikon Corp. (a)	161,300	2,368,093
Nissan Motor Co. Ltd.	1,169,600	11,473,870
Nitori Holdings Co. Ltd.	37,900	3,842,565
NOK Corp.	45,000	913,352
Oriental Land Co. Ltd.	102,300	5,990,777
Panasonic Corp.	1,031,900	10,581,800
Rakuten, Inc.	433,800	5,467,310
Rinnai Corp.	16,000	1,500,024
Ryohin Keikaku Co. Ltd.	11,400	2,056,000
Sankyo Co. Ltd.	18,400	638,438
Sega Sammy Holdings, Inc.	90,900	1,241,402
Sekisui Chemical Co. Ltd.	187,300	2,617,656
Sekisui House Ltd.	277,600	4,469,933
Sharp Corp.*(a)	702,500	970,932
Shimamura Co. Ltd.	10,600	1,226,328
Shimano, Inc.	34,663	5,038,723
Sony Corp.	592,600	19,044,073
Stanley Electric Co. Ltd.	70,700	1,806,022
Start Today Co. Ltd.	28,200	1,309,631
Sumitomo Electric Industries Ltd.	351,000	5,202,324
Sumitomo Rubber Industries Ltd.	85,000	1,260,233
Suzuki Motor Corp.	170,700	5,657,278
Takashimaya Co. Ltd.	142,000	1,038,941
Toho Co. Ltd.	53,500	1,559,005
Toyoda Gosei Co. Ltd.	30,600	704,482
Toyota Industries Corp.	77,800	3,722,128
Toyota Motor Corp.	1,257,200	75,797,744
USS Co. Ltd.	104,000	1,662,553
Yamada Denki Co. Ltd.	302,300	1,414,132
Yamaha Corp.	79,600	2,581,143
Yamaha Motor Co. Ltd.	130,900	2,682,144
Yokohama Rubber Co. Ltd.	53,700	872,466

		291,184,335

Consumer Staples - 7.9%
Aeon Co. Ltd. (a)	312,600	4,297,816
Ajinomoto Co., Inc.	259,000	5,489,653
Asahi Group Holdings Ltd.	179,200	5,864,507
Calbee, Inc.	38,000	1,379,114
FamilyMart Co. Ltd. (a)	38,500	2,757,309
Japan Tobacco, Inc.	516,300	20,000,294
Kao Corp.	236,600	12,295,928
Kikkoman Corp.	71,000	2,233,654
Kirin Holdings Co. Ltd.	392,600	6,399,458
Kose Corp.	14,300	1,282,598
Lawson, Inc.	31,100	2,182,245
MEIJI Holdings Co. Ltd.	54,000	4,859,034
NH Foods Ltd.	82,600	1,808,235
Nisshin Seifun Group, Inc.	91,185	1,289,360
Nissin Foods Holdings Co. Ltd.	27,700	1,536,732
Pola Orbis Holdings, Inc.	10,800	862,205
Seven & i Holdings Co. Ltd.	353,500	14,899,855
Shiseido Co. Ltd.	176,600	4,439,536
Sundrug Co. Ltd.	17,600	1,275,794

Suntory Beverage & Food Ltd.	65,000	2,578,891
Toyo Suisan Kaisha Ltd.	41,900	1,715,039
Tsuruha Holdings, Inc.	17,400	1,705,272
Unicharm Corp.	185,600	4,507,928
Yakult Honsha Co. Ltd.	41,600	1,835,442
Yamazaki Baking Co. Ltd.	63,800	1,449,706

		108,945,605

Energy - 0.7%
Idemitsu Kosan Co. Ltd.	41,100	749,584
Inpex Corp.	441,700	3,835,338
JX Holdings, Inc.	998,700	3,734,568
Showa Shell Sekiyu KK	92,400	787,675
TonenGeneral Sekiyu KK	138,000	1,273,764

		10,380,929

Financials - 12.9%
Acom Co. Ltd.*	193,900	927,662
AEON Financial Service Co. Ltd.	48,700	896,666
Aozora Bank Ltd.	557,500	1,972,116
Bank of Kyoto Ltd.	143,000	1,033,818
Chiba Bank Ltd.	320,600	1,899,462
Chugoku Bank Ltd.	81,100	998,612
Concordia Financial Group Ltd.*	559,500	2,885,509
Credit Saison Co. Ltd.	72,200	1,242,818
Dai-ichi Life Insurance Co. Ltd.	506,100	7,041,327
Daiwa Securities Group, Inc.	791,320	4,622,566
Fukuoka Financial Group, Inc.	367,000	1,553,627
Hachijuni Bank Ltd.	215,400	1,138,779
Hiroshima Bank Ltd.	235,100	979,347
Iyo Bank Ltd.	135,700	874,807
Japan Exchange Group, Inc.	246,040	3,842,852
Japan Post Bank Co. Ltd.	185,925	2,185,133
Japan Post Holdings Co. Ltd.	218,642	2,863,383
Joyo Bank Ltd.	289,000	1,148,011
Kyushu Financial Group, Inc.	172,300	1,020,827
Mitsubishi UFJ Financial Group, Inc.	5,986,500	32,638,908
Mitsubishi UFJ Lease & Finance Co. Ltd.	217,800	1,020,954
Mizuho Financial Group, Inc.	11,101,040	19,280,500
MS&AD Insurance Group Holdings, Inc.	240,600	6,865,815
Nomura Holdings, Inc.	1,701,400	8,013,263
ORIX Corp.	615,860	8,854,122
Resona Holdings, Inc.	1,033,200	4,725,368
SBI Holdings, Inc.	100,928	1,197,889
Seven Bank Ltd.	311,800	1,102,970
Shinsei Bank Ltd.	880,000	1,403,373
Shizuoka Bank Ltd.	254,000	2,091,606
Sompo Japan Nipponkoa Holdings, Inc.	166,250	5,328,227
Sony Financial Holdings, Inc.	82,000	1,126,197
Sumitomo Mitsui Financial Group, Inc.	631,000	22,083,323
Sumitomo Mitsui Trust Holdings, Inc.	1,580,900	5,658,022
Suruga Bank Ltd.	82,100	1,952,816
T&D Holdings, Inc.	268,100	3,058,929
Tokio Marine Holdings, Inc.	318,900	12,526,068
Yamaguchi Financial Group, Inc. (a)	93,500	986,826

		179,042,498

Health Care - 7.7%
Alfresa Holdings Corp.	87,400	1,631,174
Astellas Pharma, Inc.	991,000	15,138,216
Chugai Pharmaceutical Co. Ltd.	101,300	3,177,098
CYBERDYNE, Inc.*(a)	53,800	847,052
Daiichi Sankyo Co. Ltd.	277,400	6,366,272
Eisai Co. Ltd.	118,700	6,917,905
Hisamitsu Pharmaceutical Co., Inc.	29,500	1,320,108
Hoya Corp.	186,000	7,207,017
Kyowa Hakko Kirin Co. Ltd.	130,200	1,847,326
M3, Inc.	89,800	2,686,232
Medipal Holdings Corp.	80,900	1,279,200
Miraca Holdings, Inc.	27,300	1,294,220
Mitsubishi Tanabe Pharma Corp.	104,400	1,937,351
Olympus Corp.	137,000	4,482,144
Ono Pharmaceutical Co. Ltd.	193,400	5,041,316
Otsuka Holdings Co. Ltd.	183,100	7,933,478
Santen Pharmaceutical Co. Ltd.	173,600	2,184,576
Shionogi & Co. Ltd.	140,300	6,263,429
Sumitomo Dainippon Pharma Co. Ltd. (a)	80,700	1,350,915
Suzuken Co. Ltd.	36,750	1,065,222

Sysmex Corp.	73,000	4,706,036
Taisho Pharmaceutical Holdings Co. Ltd.	17,200	1,575,953
Takeda Pharmaceutical Co. Ltd.	333,900	14,715,933
Terumo Corp.	161,900	6,298,241

		107,266,414

Industrials - 19.7%
Amada Holdings Co. Ltd.	161,200	1,685,772
ANA Holdings, Inc.	542,000	1,473,586
Asahi Glass Co. Ltd.	476,000	3,027,188
Central Japan Railway Co.	67,798	11,133,118
Dai Nippon Printing Co. Ltd.	260,000	2,643,599
Daikin Industries Ltd.	109,800	10,176,119
East Japan Railway Co.	156,700	13,418,663
FANUC Corp.	91,720	15,628,702
Fuji Electric Co. Ltd.	264,000	1,204,349
Hankyu Hanshin Holdings, Inc.	112,740	3,639,410
Hino Motors Ltd.	129,800	1,437,692
Hitachi Construction Machinery Co. Ltd. (a)	50,700	949,660
Hoshizaki Corp.	24,200	1,934,316
IHI Corp.	717,000	2,189,842
ITOCHU Corp.	697,500	8,231,262
Japan Airlines Co. Ltd.	55,978	1,702,632
Japan Airport Terminal Co. Ltd. (a)	21,900	863,596
JGC Corp.	93,400	1,481,365
JTEKT Corp.	105,700	1,642,735
Kajima Corp.	425,000	2,854,830
Kamigumi Co. Ltd.	110,000	952,593
Kawasaki Heavy Industries Ltd.	698,000	2,044,112
Keihan Holdings Co. Ltd.	242,800	1,574,627
Keikyu Corp.	224,000	2,074,054
Keio Corp.	276,000	2,310,115
Keisei Electric Railway Co. Ltd.	132,000	1,587,087
Kintetsu Group Holdings Co. Ltd.	849,000	3,233,035
Komatsu Ltd.	431,300	9,427,197
Kubota Corp.	498,400	7,307,522
Kurita Water Industries Ltd.	47,300	1,078,439
LIXIL Group Corp.	125,200	2,525,418
Mabuchi Motor Co. Ltd.	23,000	1,220,413
Makita Corp.	52,800	3,791,659
Marubeni Corp.	772,100	3,848,374
Minebea Co. Ltd.	167,500	1,699,850
Mitsubishi Corp.	712,500	14,843,607
Mitsubishi Electric Corp.	906,000	11,825,767
Mitsubishi Heavy Industries Ltd.	1,499,100	6,525,827
Mitsubishi Logistics Corp.	54,000	832,455
Mitsui & Co. Ltd.	798,500	10,627,115
Mitsui OSK Lines Ltd.	593,000	1,369,806
Nabtesco Corp.	52,600	1,356,878
Nagoya Railroad Co. Ltd.	434,600	2,129,630
NGK Insulators Ltd.	123,400	2,676,360
Nidec Corp.	111,700	10,063,958
Nippon Express Co. Ltd.	393,000	1,861,209
Nippon Yusen KK	822,000	1,493,607
NSK Ltd.	215,200	2,217,206
Obayashi Corp.	310,700	2,867,815
Odakyu Electric Railway Co. Ltd.	281,000	2,884,280
Park24 Co. Ltd.	48,200	1,409,221
Recruit Holdings Co. Ltd.	132,900	5,054,477
Secom Co. Ltd.	98,400	7,467,615
Seibu Holdings, Inc.	80,900	1,328,460
Shimizu Corp.	263,700	2,352,439
SMC Corp.	26,600	7,491,654
Sohgo Security Services Co. Ltd.	33,200	1,658,957
Sumitomo Corp.	563,600	6,111,818
Sumitomo Heavy Industries Ltd.	260,000	1,276,567
Taisei Corp.	497,000	3,737,167
THK Co. Ltd.	61,500	1,204,857
Tobu Railway Co. Ltd.	457,000	2,217,310
Tokyu Corp.	501,000	3,738,192
Toppan Printing Co. Ltd.	250,000	2,227,807
Toshiba Corp.*	1,852,000	5,856,806
TOTO Ltd.	69,650	2,645,576
Toyota Tsusho Corp.	96,800	2,213,587
West Japan Railway Co.	78,600	4,498,808
Yamato Holdings Co. Ltd.	169,400	3,997,391

		272,057,160

Information Technology - 10.4%
Alps Electric Co. Ltd.	91,000	2,051,931
Brother Industries Ltd.	105,800	1,775,178

Canon, Inc.	501,800	14,375,250
FUJIFILM Holdings Corp.	205,700	7,727,791
Fujitsu Ltd.	867,000	4,400,990
GungHo Online Entertainment, Inc. (a)	221,430	526,475
Hamamatsu Photonics KK	69,900	2,199,048
Hirose Electric Co. Ltd.	15,310	1,965,078
Hitachi High-Technologies Corp.	32,400	1,200,928
Hitachi Ltd.	2,271,000	10,886,928
Kakaku.com, Inc.	70,000	1,170,444
Keyence Corp.	21,460	15,043,675
Konami Holdings Corp.	44,100	1,557,875
Konica Minolta, Inc.	219,500	1,977,229
Kyocera Corp.	150,500	7,150,805
Mixi, Inc.	21,800	774,320
Murata Manufacturing Co. Ltd.	89,800	12,068,516
NEC Corp.	1,241,000	3,154,526
Nexon Co. Ltd.	87,200	1,194,243
Nintendo Co. Ltd.	53,441	11,711,928
Nippon Electric Glass Co. Ltd.	199,000	998,222
Nomura Research Institute Ltd.	58,220	1,969,458
NTT Data Corp.	59,400	3,094,438
Obic Co. Ltd.	30,900	1,582,854
Omron Corp.	89,100	3,022,674
Oracle Corp. Japan	18,000	1,047,311
Otsuka Corp.	24,600	1,042,584
Ricoh Co. Ltd.	318,500	2,872,087
Rohm Co. Ltd.	42,900	2,143,652
Seiko Epson Corp.	130,800	2,505,636
Shimadzu Corp.	112,000	1,752,554
TDK Corp.	58,000	4,148,263
Tokyo Electron Ltd.	73,800	6,781,911
Trend Micro, Inc.	52,900	1,876,412
Yahoo Japan Corp.	668,800	2,727,817
Yaskawa Electric Corp.	119,300	1,757,243
Yokogawa Electric Corp.	102,800	1,316,484

		143,552,758

Materials - 5.9%
Air Water, Inc.	62,500	1,154,980
Asahi Kasei Corp.	594,300	5,011,041
Daicel Corp.	142,600	1,817,904
Hitachi Chemical Co. Ltd.	49,200	1,060,417
Hitachi Metals Ltd.	101,400	1,227,012
JFE Holdings, Inc.	246,300	3,824,298
JSR Corp.	88,800	1,298,549
Kaneka Corp.	110,000	896,245
Kansai Paint Co. Ltd.	98,900	2,178,448
Kobe Steel Ltd.	1,581,000	1,466,931
Kuraray Co. Ltd.	166,700	2,381,313
Maruichi Steel Tube Ltd.	21,500	741,845
Mitsubishi Chemical Holdings Corp.	642,700	4,055,038
Mitsubishi Gas Chemical Co., Inc.	145,000	981,008
Mitsubishi Materials Corp.	522,000	1,473,194
Mitsui Chemicals, Inc.	435,000	2,081,139
Nippon Paint Holdings Co. Ltd.	77,700	2,782,376
Nippon Steel & Sumitomo Metal Corp.	377,914	8,021,062
Nitto Denko Corp.	78,700	5,373,187
Oji Holdings Corp.	403,000	1,620,335
Shin-Etsu Chemical Co. Ltd.	182,400	13,387,576
Sumitomo Chemical Co. Ltd.	756,000	3,463,432
Sumitomo Metal Mining Co. Ltd.	236,000	2,992,625
Taiheiyo Cement Corp.	604,000	1,833,045
Taiyo Nippon Sanso Corp.	65,100	660,658
Teijin Ltd.	442,000	1,648,983
Toray Industries, Inc.	690,000	6,644,914
Toyo Seikan Group Holdings Ltd.	77,900	1,444,084

		81,521,639

Real Estate - 4.6%
Aeon Mall Co. Ltd.	53,750	756,391
Daito Trust Construction Co. Ltd.	33,200	4,888,629
Daiwa House Industry Co. Ltd.	263,500	6,803,656
Daiwa House REIT Investment Corp. REIT	600	1,692,166
Hulic Co. Ltd.	145,000	1,373,411
Japan Prime Realty Investment Corp. REIT	393	1,737,762
Japan Real Estate Investment Corp. REIT	616	3,619,852
Japan Retail Fund Investment Corp. REIT	1,201	2,696,490
Mitsubishi Estate Co. Ltd.	588,600	11,133,139

Mitsui Fudosan Co. Ltd.	421,800	9,082,979
Nippon Building Fund, Inc. REIT	664	4,062,359
Nippon Prologis REIT, Inc. REIT	752	1,804,684
Nomura Real Estate Holdings, Inc.	63,100	1,028,238
Nomura Real Estate Master Fund, Inc. REIT	1,871	3,086,838
NTT Urban Development Corp.	65,800	603,530
Sumitomo Realty & Development Co. Ltd.	171,000	4,512,787
Tokyo Tatemono Co. Ltd.	97,500	1,144,952
Tokyu Fudosan Holdings Corp.	242,600	1,350,578
United Urban Investment Corp. REIT	1,435	2,556,135

		63,934,576

Telecommunication Services - 6.2%
KDDI Corp.	863,552	25,339,428
Nippon Telegraph & Telephone Corp.	323,600	14,218,195
NTT DOCOMO, Inc.	652,200	16,408,221
SoftBank Group Corp.	450,600	29,423,028

		85,388,872

Utilities - 2.1%
Chubu Electric Power Co., Inc.	308,900	4,176,785
Chugoku Electric Power Co., Inc.	137,400	1,649,358
Electric Power Development Co. Ltd.	71,500	1,745,605
Hokuriku Electric Power Co.	79,800	953,296
Kansai Electric Power Co., Inc.*	331,800	2,843,542
Kyushu Electric Power Co., Inc.*	196,700	1,830,784
Osaka Gas Co. Ltd.	873,000	3,436,649
Shikoku Electric Power Co., Inc.	79,500	757,618
Toho Gas Co. Ltd.	178,000	1,512,222
Tohoku Electric Power Co., Inc.	219,600	2,752,827
Tokyo Electric Power Co. Holdings, Inc.*	678,100	2,732,979
Tokyo Gas Co. Ltd.	935,000	4,007,853

		28,399,518

TOTAL COMMON STOCKS
(Cost $1,364,142,971)		1,371,674,304

SECURITIES LENDING COLLATERAL - 1.5%
Daily Assets Fund “Capital Shares”, 0.48% (b)(c)
(Cost $21,356,380)	21,356,380	21,356,380

TOTAL INVESTMENTS - 100.6%
(Cost $1,385,499,351)†		$1,393,030,684
Other assets and liabilities, net - (0.6%)		(8,528,039)

NET ASSETS - 100.0%		$1,384,502,645

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $1,411,657,725. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $18,627,041. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $64,898,208 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $83,525,249.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $20,187,476, which is 1.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

At August 31, 2016, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
TOPIX Index Futures	JPY	17	$2,186,102	9/08/2016	$(3,565)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2016.

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(e)
Bank of Montreal	9/6/2016	JPY	19,772,990,139	USD	193,155,968	$1,993,824
Canadian Imperial Bank of Commerce	9/6/2016	JPY	3,143,745,000	USD	30,773,963	380,734
Canadian Imperial Bank of Commerce	9/6/2016	JPY	6,397,713,000	USD	62,492,458	640,380
Canadian Imperial Bank of Commerce	9/6/2016	JPY	24,440,906,164	USD	238,736,678	2,445,859
JP Morgan & Chase Co.	9/6/2016	JPY	27,270,814,525	USD	266,385,486	2,735,560
JP Morgan & Chase Co.	9/6/2016	JPY	2,210,931,500	USD	21,600,536	225,600

JP Morgan & Chase Co.	9/6/2016	JPY	571,225,500	USD	5,697,976	175,458
RBC Capital Markets	9/6/2016	JPY	2,829,604,900	USD	27,641,498	285,325
RBC Capital Markets	9/6/2016	JPY	7,412,837,391	USD	72,412,205	746,064
State Street Bank & Trust Co.	9/6/2016	JPY	571,225,500	USD	5,697,810	175,292
State Street Bank & Trust Co.	9/6/2016	JPY	2,009,539,350	USD	19,631,616	203,707
State Street Bank & Trust Co.	9/6/2016	JPY	27,562,161,411	USD	269,246,135	2,779,513
The Bank of New York Mellon	9/6/2016	JPY	111,693,000	USD	1,091,114	11,284
The Bank of Nova Scotia	9/6/2016	JPY	18,055,944,665	USD	176,374,090	1,812,069
Bank of Montreal	9/6/2016	USD	191,185,618	JPY	19,772,990,139	(23,473)
Canadian Imperial Bank of Commerce	9/6/2016	USD	321,128,330	JPY	33,215,908,864	(2,172)
Canadian Imperial Bank of Commerce	9/6/2016	USD	7,486,743	JPY	766,455,300	(76,774)
JP Morgan & Chase Co.	9/6/2016	USD	287,156,938	JPY	29,702,077,925	(1,942)
JP Morgan & Chase Co.	9/6/2016	USD	3,427,582	JPY	350,893,600	(35,199)
RBC Capital Markets	9/6/2016	USD	99,035,513	JPY	10,242,442,291	(13,199)
State Street Bank & Trust Co.	9/6/2016	USD	289,983,677	JPY	29,991,358,761	(31,959)
State Street Bank & Trust Co.	9/6/2016	USD	1,500,000	JPY	151,567,500	(34,669)
The Bank of New York Mellon	9/6/2016	USD	1,079,838	JPY	111,693,000	(7)
The Bank of Nova Scotia	9/6/2016	USD	174,554,476	JPY	18,055,944,665	7,544
Bank of Montreal	10/5/2016	JPY	19,772,990,139	USD	191,439,209	22,566
Canadian Imperial Bank of Commerce	10/5/2016	JPY	33,215,908,864	USD	321,563,569	9,888
JP Morgan & Chase Co.	10/5/2016	JPY	29,702,077,925	USD	287,528,041	(9,251)
RBC Capital Markets	10/5/2016	JPY	10,242,442,291	USD	99,171,677	17,533
State Street Bank & Trust Co.	10/5/2016	JPY	29,991,358,761	USD	290,382,086	44,349
The Bank of New York Mellon	10/5/2016	JPY	111,693,000	USD	1,081,343	75
The Bank of Nova Scotia	10/5/2016	JPY	18,055,944,665	USD	174,787,661	(6,757)
Canadian Imperial Bank of Commerce	10/5/2016	USD	8,615,848	JPY	888,561,000	(13,944)
Canadian Imperial Bank of Commerce	10/5/2016	USD	13,935,076	JPY	1,439,138,000	(3,194)

Total net unrealized appreciation						$14,460,084

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,371,674,304	$—	$—	$1,371,674,304
Short-Term Investments	21,356,380	—	—	21,356,380
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	14,712,624	—	14,712,624

TOTAL	$1,393,030,684	$14,712,624	$—	$1,407,743,308

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(3,565)	$—	$—	$(3,565)
Forward Foreign Currency Exchange Contracts	—	(252,540)	—	(252,540)

TOTAL	$(3,565)	$(252,540)	$—	$(256,105)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.3%
Consumer Discretionary - 10.8%
Alsea SAB de CV	11,569	$41,621
Consorcio ARA SAB de CV	25,475	9,306
Corpovael SA de CV	8,050	6,476
El Puerto de Liverpool SAB de CV, Class C1	3,973	43,261
Grupo Famsa SAB de CV, Class A*	13,064	6,835
Grupo Televisa SAB, Series CPO	40,697	222,088
Hoteles City Express SAB de CV*	10,399	10,036
Rassini SAB de CV	1,975	9,312
TV Azteca SAB de CV, Series CPO	40,048	7,347

		356,282

Consumer Staples - 27.2%
Arca Continental SAB de CV	8,662	53,971
Coca-Cola Femsa SAB de CV, Series L	5,514	41,062
Fomento Economico Mexicano SAB de CV	31,529	288,740
Gruma SAB de CV, Class B	4,410	58,682
Grupo Bimbo SAB de CV, Series A	32,614	92,761
Grupo Comercial Chedraui SA de CV	8,233	19,875
Grupo Herdez SAB de CV	6,175	13,282
Grupo Lala SAB de CV	13,786	28,874
Industrias Bachoco SAB de CV, Series B	4,415	19,553
Kimberly-Clark de Mexico SAB de CV, Class A	30,388	72,873
La Comer SAB de CV*	13,467	12,259
Wal-Mart de Mexico SAB de CV	86,267	196,876

		898,808

Financials - 15.6%
Banregio Grupo Financiero SAB de CV	4,980	28,384
Bolsa Mexicana de Valores SAB de CV	9,479	17,404
Credito Real SAB de CV, SOFOM, ER	6,289	12,333
Gentera SAB de CV	21,859	42,377
Grupo Financiero Banorte SAB de CV, Class O	41,795	224,924
Grupo Financiero Inbursa SAB de CV, Class O	46,539	81,167
Grupo Financiero Interacciones SA de CV, Class O	2,725	14,035
Grupo Financiero Santander Mexico SAB de CV, Class B	36,660	69,941
Qualitas Controladora SAB de CV	6,570	9,803
Unifin Financiera SAB de CV SOFOM ENR	4,325	12,660

		513,028

Health Care - 0.7%
Genomma Lab Internacional SAB de CV, Class B*	19,913	22,341

Industrials - 14.0%
Alfa SAB de CV, Class A	55,962	91,025
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	14,159	25,176
Elementia SAB de CV, 144A*	7,900	9,645
Grupo Aeromexico SAB de CV*	11,664	23,438
Grupo Aeroportuario del Centro Norte SAB de CV	4,785	29,394
Grupo Aeroportuario del Pacifico SAB de CV, Class B	7,277	72,261
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,162	63,459
Grupo Carso SAB de CV, Series A1	11,869	48,355
Grupo Rotoplas SAB de CV	5,160	9,598
OHL Mexico SAB de CV*	18,080	25,553
Promotora y Operadora de Infraestructura SAB de CV	5,448	65,434

		463,338

Materials - 14.7%
Cemex SAB de CV, Series CPO*	227,149	188,056
Grupo Mexico SAB de CV, Series B	59,865	149,801

Industrias CH SAB de CV, Series B*	3,853	17,504
Industrias Penoles SAB de CV	2,917	67,568
Mexichem SAB de CV	21,518	49,543
Minera Frisco SAB de CV, Class A1*	17,961	13,896

		486,368

Real Estate - 6.4%
Concentradora Fibra Hotelera Mexicana SA de CV REIT	14,029	10,473
Corp. Inmobiliaria Vesta SAB de CV	12,614	18,069
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	11,754	10,556
Fibra Uno Administracion SA de CV REIT	50,905	98,418
Grupo GICSA SA de CV*	15,225	10,524
Macquarie Mexico Real Estate Management SA de CV REIT*	18,740	24,353
PLA Administradora Industrial S de RL de CV REIT*	14,154	23,745
Prologis Property Mexico SA de CV REIT	9,329	15,616

		211,754

Telecommunication Services - 10.9%
America Movil SAB de CV, Series L	550,036	329,320
Axtel SAB de CV, Series CPO*	31,719	8,534
Telesites SAB de CV*	38,537	22,663

		360,517

TOTAL COMMON STOCKS
(Cost $4,015,188)		3,312,436

TOTAL INVESTMENTS - 100.3%
(Cost $4,015,188)†		$3,312,436
Other assets and liabilities, net - (0.3%)		(10,142)

NET ASSETS - 100.0%		$3,302,294

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $4,136,153. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $823,717. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $78,760 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $902,477.

CPO:	Ordinary Participation Certificates
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(a)
Bank of Montreal	9/6/2016	MXN	700,000	USD	37,084	$(115)
Bank of Montreal	9/6/2016	MXN	470,210	USD	26,000	1,012
Bank of Montreal	9/6/2016	MXN	1,597,000	USD	84,908	40
Bank of Montreal	9/6/2016	MXN	31,372,194	USD	1,668,099	918
JP Morgan & Chase Co.	9/6/2016	MXN	47,365,305	USD	2,518,637	1,550
State Street Bank & Trust Co.	9/6/2016	MXN	1,002,400	USD	52,783	(486)
Bank of Montreal	9/6/2016	USD	1,254,879	MXN	23,686,404	3,864
Bank of Montreal	9/6/2016	USD	575,223	MXN	10,453,000	(19,729)
JP Morgan & Chase Co.	9/6/2016	USD	2,871	MXN	54,000	(2)
JP Morgan & Chase Co.	9/6/2016	USD	1,952,732	MXN	36,858,305	5,992
JP Morgan & Chase Co.	9/6/2016	USD	575,181	MXN	10,453,000	(19,688)
State Street Bank & Trust Co.	9/6/2016	USD	53,107	MXN	1,002,400	163
Bank of Montreal	10/5/2016	MXN	707,000	USD	37,350	(116)
Bank of Montreal	10/5/2016	MXN	23,686,404	USD	1,251,378	(3,834)
JP Morgan & Chase Co.	10/5/2016	MXN	36,858,305	USD	1,947,419	(5,811)
State Street Bank & Trust Co.	10/5/2016	MXN	1,002,400	USD	52,960	(160)
Bank of Montreal	10/5/2016	USD	10,310	MXN	195,000	24

Total net unrealized depreciation						$(36,378)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

MXN	Mexican Peso
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$3,312,436	$—	$—	$3,312,436
Derivatives (c)
Forward Foreign Currency Exchange Contracts	—	13,563	—	13,563

TOTAL	$3,312,436	$13,563	$—	$3,325,999

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Exchange Contracts	$—	$(49,941)	$—	$(49,941)

TOTAL	$—	$(49,941)	$—	$(49,941)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.9%
Consumer Discretionary - 13.6%
Cheil Worldwide, Inc.	6,958	$99,222
CJ E&M Corp.	1,827	113,880
Coway Co. Ltd.	4,379	327,541
Hankook Tire Co. Ltd.	6,074	303,972
Hanon Systems	16,418	172,279
Hanssem Co. Ltd.	967	127,488
Hotel Shilla Co. Ltd.	2,911	177,010
Hyundai Department Store Co. Ltd.	1,362	153,301
Hyundai Mobis Co. Ltd.	5,240	1,224,233
Hyundai Motor Co.	11,505	1,372,345
Hyundai Wia Corp.	1,522	124,217
Kangwon Land, Inc.	9,530	337,183
Kia Motors Corp.	20,471	770,187
LG Electronics, Inc.	8,520	393,525
Lotte Shopping Co. Ltd.	960	174,780
Paradise Co. Ltd.	4,979	74,797
Shinsegae Inc.	702	128,123

		6,074,083

Consumer Staples - 9.0%
Amorepacific Corp.	2,493	863,048
AMOREPACIFIC Group	2,283	296,892
BGF retail Co. Ltd.	872	158,368
CJ CheilJedang Corp.	664	231,953
Dongsuh Cos., Inc.	3,481	96,313
E-MART, Inc.	1,615	228,128
GS Retail Co. Ltd.	2,573	108,689
KT&G Corp.	9,021	946,598
LG Household & Health Care Ltd.	735	626,892
Lotte Chilsung Beverage Co. Ltd.	64	86,156
Lotte Confectionery Co. Ltd.	581	88,323
Orion Corp.	307	204,575
Ottogi Corp.	128	80,244

		4,016,179

Energy - 2.4%
GS Holdings Corp.	4,371	193,657
SK Innovation Co. Ltd.	5,063	660,687
S-Oil Corp.	3,766	238,795

		1,093,139

Financials - 13.7%
BNK Financial Group, Inc.	22,646	179,746
DGB Financial Group, Inc.	15,629	128,116
Dongbu Insurance Co. Ltd.	4,140	250,628
Hana Financial Group, Inc.	23,214	610,018
Hanwha Life Insurance Co. Ltd.	21,019	106,886
Hyundai Marine & Fire Insurance Co. Ltd.	5,532	167,697
Industrial Bank of Korea	21,259	224,030
KB Financial Group, Inc.	29,809	1,039,973
Korea Investment Holdings Co. Ltd.	3,566	128,248
Mirae Asset Daewoo Co. Ltd.	16,749	119,421
Mirae Asset Securities Co. Ltd.	6,685	141,194
NH Investment & Securities Co. Ltd.	13,182	119,407
Samsung Card Co. Ltd.	3,214	127,551
Samsung Fire & Marine Insurance Co. Ltd.	2,624	635,408
Samsung Life Insurance Co. Ltd.	6,013	555,461
Samsung Securities Co. Ltd.	5,056	158,935
Shinhan Financial Group Co. Ltd.	32,815	1,206,650
Woori Bank	25,432	241,775

		6,141,144

Health Care - 2.5%
Celltrion, Inc.*	5,950	569,919
Hanmi Pharm. Co. Ltd.	437	232,805
Hanmi Science Co. Ltd.	1,069	128,472
Yuhan Corp.	677	175,170

		1,106,366

Industrials - 11.5%
CJ Corp.	1,235	211,556
CJ Korea Express Corp.*	642	115,733
Daelim Industrial Co. Ltd.	2,412	175,438
Daewoo Engineering & Construction Co. Ltd.*	13,636	74,356
Doosan Heavy Industries & Construction Co. Ltd.	4,532	112,385
GS Engineering & Construction Corp.*	4,628	119,332

Hanwha Corp.	4,111	135,128
Hyundai Development Co.-Engineering & Construction	4,827	201,955
Hyundai Engineering & Construction Co. Ltd.	6,129	211,904
Hyundai Glovis Co. Ltd.	1,556	256,077
Hyundai Heavy Industries Co. Ltd.*	3,345	412,500
KCC Corp.	500	184,978
KEPCO Plant Service & Engineering Co. Ltd.	2,097	121,118
Korea Aerospace Industries Ltd.	4,736	359,766
Korean Air Lines Co. Ltd.*	3,673	103,931
LG Corp.	7,548	446,110
Posco Daewoo Corp.	4,523	92,894
S-1 Corp.	1,683	155,470
Samsung C&T Corp.	5,893	800,708
Samsung Heavy Industries Co. Ltd.*	13,940	121,022
SK Holdings Co. Ltd.	3,570	678,780
SK Networks Co. Ltd.	13,564	77,005

		5,168,146

Information Technology - 33.5%
Kakao Corp.	2,611	190,381
LG Display Co. Ltd.	18,381	495,380
LG Innotek Co. Ltd.	1,375	101,738
NAVER Corp.	2,145	1,625,583
NCSoft Corp.	1,420	343,857
Samsung Electro-Mechanics Co. Ltd.	4,651	221,913
Samsung Electronics Co. Ltd.	6,665	9,683,677
Samsung SDI Co. Ltd.	4,362	451,848
Samsung SDS Co. Ltd.	2,787	399,928
SK Hynix, Inc.	44,634	1,459,111

		14,973,416

Materials - 7.9%
Hanwha Chemical Corp.	9,051	207,808
Hyosung Corp.	1,792	212,147
Hyundai Steel Co.	6,548	301,267
Korea Zinc Co. Ltd.	694	297,829
Kumho Petrochemical Co. Ltd.	1,752	108,263
LG Chem Ltd.	3,595	872,150
Lotte Chemical Corp.	1,256	301,890
OCI Co. Ltd.*	1,548	121,341
POSCO	5,375	1,113,565

		3,536,260

Telecommunication Services - 1.3%
KT Corp.	2,842	80,545
LG Uplus Corp.	18,371	191,948
SK Telecom Co. Ltd.	1,641	321,577

		594,070

Utilities - 2.5%
Korea Electric Power Corp.	19,802	1,030,059
Korea Gas Corp.	2,696	102,642

		1,132,701

TOTAL COMMON STOCKS
(Cost $33,595,018)		43,835,504

PREFERRED STOCKS - 2.6%
Consumer Discretionary - 1.0%
Hyundai Motor Co.	1,935	166,254
Hyundai Motor Co. - 2nd Preferred	3,090	278,515

		444,769

Consumer Staples - 0.6%
Amorepacific Corp.	799	157,650
LG Household & Health Care Ltd.	208	106,146

		263,796

Information Technology - 0.7%
Samsung Electronics Co. Ltd.	277	328,922

Materials - 0.3%
LG Chem Ltd.	718	115,910

TOTAL PREFERRED STOCKS
(Cost $951,361)		1,153,397

RIGHTS - 0.0%
Industrials - 0.0%
Hanwha Corp.*, expires 9/27/16
(Cost $0)	977	0

TOTAL INVESTMENTS - 100.5%
(Cost $34,546,379)†	$44,988,901
Other assets and liabilities, net - (0.5%)	(222,192)

NET ASSETS - 100.0%	$44,766,709

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $56,612,408. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $11,623,507. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,629,092 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,252,599.

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(a)
Bank of Montreal	9/6/2016	KRW	228,796,000	USD	205,309	$116
Bank of Montreal	9/6/2016	KRW	2,624,979,000	USD	2,347,924	(6,254)
Bank of Montreal	9/6/2016	KRW	88,288,000	USD	80,000	820
Bank of Montreal	9/6/2016	KRW	2,044,441,000	USD	1,837,204	3,674
JP Morgan & Chase Co.	9/6/2016	KRW	44,014,755,940	USD	39,544,276	70,214
RBC Capital Markets	9/6/2016	KRW	4,924,987,500	USD	4,399,151	(17,760)
State Street Bank & Trust Co.	9/6/2016	KRW	15,367,113,500	USD	13,806,930	25,134

The Bank of New York Mellon	9/6/2016	KRW	85,670,123	USD	76,834	2
Bank of Montreal	9/6/2016	USD	4,484,266	KRW	4,986,504,000	(12,185)
JP Morgan & Chase Co.	9/6/2016	USD	33,030,798	KRW	36,895,401,070	58,363
JP Morgan & Chase Co.	9/6/2016	USD	71,000	KRW	79,162,870	(4)
JP Morgan & Chase Co.	9/6/2016	USD	1,400,000	KRW	1,551,340,000	(8,701)
JP Morgan & Chase Co.	9/6/2016	USD	4,951,871	KRW	5,488,852,000	(29,266)
RBC Capital Markets	9/6/2016	USD	4,407,877	KRW	4,924,987,500	9,034
State Street Bank & Trust Co.	9/6/2016	USD	8,837,631	KRW	9,878,261,500	21,560
State Street Bank & Trust Co.	9/6/2016	USD	4,951,156	KRW	5,488,852,000	(28,551)
The Bank of New York Mellon	9/6/2016	USD	77,055	KRW	85,670,123	(223)
Bank of Montreal	10/6/2016	KRW	1,062,377,000	USD	950,248	(2,411)
Bank of Montreal	10/6/2016	KRW	219,870,000	USD	196,752	(411)
JP Morgan & Chase Co.	10/6/2016	KRW	36,895,401,070	USD	33,021,042	(63,949)
RBC Capital Markets	10/6/2016	KRW	4,924,987,500	USD	4,406,950	(9,404)
State Street Bank & Trust Co.	10/6/2016	KRW	9,878,261,500	USD	8,835,654	(22,420)
Bank of Montreal	10/6/2016	USD	2,347,630	KRW	2,624,979,000	6,252
The Bank of New York Mellon	10/6/2016	USD	76,834	KRW	85,670,123	(12)

Total net unrealized depreciation						$(6,382)

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

KRW	South Korean Won
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$43,835,504	$—	$—	$43,835,504
Preferred Stocks (b)	1,153,397	—	—	1,153,397
Rights	—	—	0	0
Derivatives (c)
Forward Foreign Currency Exchange Contracts	—	195,169	—	195,169

TOTAL	$44,988,901	$195,169	$—	$45,184,070

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Exchange Contracts	$—	$(201,551)	$—	$(201,551)

TOTAL	$—	$(201,551)	$—	$(201,551)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary - 8.8%
Barratt Developments PLC	2,535	$16,444
Berkeley Group Holdings PLC	333	11,684
Burberry Group PLC	1,126	19,281
Carnival PLC	482	23,128
Compass Group PLC	4,155	78,677
Dixons Carphone PLC	2,468	12,014
GKN PLC	4,335	17,704
InterContinental Hotels Group PLC	475	20,340
ITV PLC	9,177	24,186
Kingfisher PLC	5,748	28,011
Marks & Spencer Group PLC	4,106	18,585
Merlin Entertainments PLC, 144A	1,789	11,279
Next PLC	358	25,973
Pearson PLC	2,078	23,617
Persimmon PLC	779	18,658
Sky PLC	2,609	29,087
Taylor Wimpey PLC	8,257	17,489
TUI AG	1,262	17,616
Whitbread PLC	462	25,310
William Hill PLC	2,207	9,222
WPP PLC	3,266	75,310

		523,615

Consumer Staples - 19.7%
Associated British Foods PLC	901	35,979
British American Tobacco PLC	4,715	292,548
Coca-Cola HBC AG*	458	10,068
Diageo PLC	6,366	176,260
Imperial Brands PLC	2,425	127,168
J Sainsbury PLC (a)	4,148	13,089
Reckitt Benckiser Group PLC	1,606	155,089
SABMiller PLC	2,461	142,128
Tate & Lyle PLC	1,176	11,327
Tesco PLC*	20,672	45,156
Unilever PLC	3,246	150,423
Wm Morrison Supermarkets PLC (a)	5,611	14,515

		1,173,750

Energy - 13.0%
BP PLC	47,156	264,967
Petrofac Ltd.	645	7,043
Royal Dutch Shell PLC, Class A	10,813	264,173
Royal Dutch Shell PLC, Class B	9,473	241,574

		777,757

Financials - 19.1%
3i Group PLC	2,460	19,850
Aberdeen Asset Management PLC	2,326	9,792
Admiral Group PLC	535	14,402
Aviva PLC	10,263	57,735
Barclays PLC	42,760	96,719
Direct Line Insurance Group PLC	3,478	16,853
Hargreaves Lansdown PLC	660	11,457
HSBC Holdings PLC	50,105	371,282
ICAP PLC	1,376	8,642
Investec PLC	1,557	9,217
Legal & General Group PLC	15,045	41,548
Lloyds Banking Group PLC	162,449	126,605
London Stock Exchange Group PLC	794	28,725
Old Mutual PLC	12,465	31,771
Provident Financial PLC	374	14,763
Prudential PLC	6,507	116,506
Royal Bank of Scotland Group PLC*	8,906	23,565
RSA Insurance Group PLC	2,577	16,781
Schroders PLC	339	12,393
St James’s Place PLC	1,332	17,176
Standard Chartered PLC*	8,301	69,981
Standard Life PLC	4,996	23,913

		1,139,676

Health Care - 11.3%
AstraZeneca PLC	3,198	206,151
GlaxoSmithKline PLC	12,320	265,157
Hikma Pharmaceuticals PLC	364	10,229
Mediclinic International PLC	933	12,521
Shire PLC	2,273	142,105
Smith & Nephew PLC	2,264	36,538

		672,701

Industrials - 8.0%
Aggreko PLC	646	8,644

Ashtead Group PLC	1,273	21,146
Babcock International Group PLC	637	8,750
BAE Systems PLC	8,025	56,747
Bunzl PLC	848	26,258
Capita PLC	1,686	22,915
Cobham PLC (a)	4,306	9,143
DCC PLC	225	20,475
easyJet PLC	395	5,732
Experian PLC	2,428	48,271
G4S PLC	3,912	11,846
IMI PLC	688	9,549
Intertek Group PLC	409	18,749
Meggitt PLC	1,961	12,059
RELX PLC	2,766	52,485
Rolls-Royce Holdings PLC*	4,650	47,017
Royal Mail PLC	2,277	15,369
Smiths Group PLC	1,000	17,609
Travis Perkins PLC	633	13,840
Weir Group PLC	540	10,686
Wolseley PLC	638	36,695

		473,985

Information Technology - 2.2%
ARM Holdings PLC	3,560	79,285
Auto Trader Group PLC, 144A	2,532	12,405
Sage Group PLC	2,730	25,990
Worldpay Group PLC, 144A*	3,541	13,894

		131,574

Materials - 6.1%
Anglo American PLC*	3,547	36,321
Antofagasta PLC (a)	980	6,366
BHP Billiton PLC	5,342	69,440
Croda International PLC	332	14,430
Fresnillo PLC	560	11,810
Glencore PLC*	30,943	70,721
Johnson Matthey PLC	490	21,478
Mondi PLC	929	18,897
Randgold Resources Ltd.	237	22,252
Rio Tinto PLC	3,129	94,544

		366,259

Real Estate - 1.5%
British Land Co. PLC REIT	2,473	21,530
Hammerson PLC REIT	2,003	15,255
Intu Properties PLC REIT	2,381	9,880
Land Securities Group PLC REIT	2,000	28,732
Segro PLC REIT	1,885	11,218

		86,615

Telecommunication Services - 5.4%
BT Group PLC	21,340	108,265
Inmarsat PLC	1,141	11,552
Vodafone Group PLC	67,169	202,734

		322,551

Utilities - 4.4%
Centrica PLC	13,721	41,909
National Grid PLC	9,476	130,220
Severn Trent PLC	596	18,635
SSE PLC	2,549	50,342
United Utilities Group PLC	1,725	22,006

		263,112

TOTAL COMMON STOCKS
(Cost $6,447,827)		5,931,595

SECURITIES LENDING
COLLATERAL - 0.5%
Daily Assets Fund “Capital Shares”, 0.48% (b)(c)
(Cost $30,566)	30,566	30,566

TOTAL INVESTMENTS - 100.0%
(Cost $6,478,393)†		$5,962,161
Other assets and liabilities, net - 0.0%		351

NET ASSETS - 100.0%		$5,962,512

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $6,654,314. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $692,153. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $302,310 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $994,463.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $28,898, which is 0.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(d)
Bank of Montreal	9/6/2016	GBP	2,127,928	USD	2,826,697	$31,984
Bank of Montreal	9/6/2016	GBP	52,000	USD	68,843	549
Bank of Montreal	9/6/2016	GBP	277,000	USD	367,951	4,153
JP Morgan & Chase Co.	9/6/2016	GBP	1,980,857	USD	2,631,242	29,684
State Street Bank & Trust Co.	9/6/2016	GBP	23,200	USD	31,012	542
State Street Bank & Trust Co.	9/6/2016	GBP	6,800	USD	8,802	(129)
The Bank of New York Mellon	9/6/2016	GBP	1,400	USD	1,860	21
The Bank of New York Mellon	9/6/2016	GBP	2,400	USD	3,188	36
Bank of Montreal	9/6/2016	USD	3,218,022	GBP	2,456,928	8,782
JP Morgan & Chase Co.	9/6/2016	USD	2,594,328	GBP	1,980,857	7,229
State Street Bank & Trust Co.	9/6/2016	USD	39,292	GBP	30,000	109
The Bank of New York Mellon	9/6/2016	USD	4,977	GBP	3,800	14
Bank of Montreal	10/5/2016	GBP	2,456,928	USD	3,220,344	(8,759)
Bank of Montreal	10/5/2016	GBP	44,000	USD	57,671	(157)

JP Morgan & Chase Co.	10/5/2016	GBP	1,980,857	USD	2,596,131	(7,280)
State Street Bank & Trust Co.	10/5/2016	GBP	30,000	USD	39,321	(108)
The Bank of New York Mellon	10/5/2016	GBP	3,800	USD	4,981	(14)

Total net unrealized appreciation						$66,656

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$5,931,595	$—	$—	$5,931,595
Short-Term Investments	30,566	—	—	30,566
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	83,103	—	83,103

TOTAL	$5,962,161	$83,103	$—	$6,045,264

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(16,447)	$—	$(16,447)

TOTAL	$—	$(16,447)	$—	$(16,447)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Australia - 7.2%
AGL Energy Ltd.	543,108	$7,571,625
Alumina Ltd. (a)	1,970,210	1,969,351
Amcor Ltd.	932,150	11,208,946
AMP Ltd.	2,380,704	9,411,312
APA Group (b)	896,919	6,228,511
Aristocrat Leisure Ltd.	435,869	4,946,431
ASX Ltd.	155,784	5,988,630
Aurizon Holdings Ltd.	1,684,912	5,559,052
AusNet Services	1,419,444	1,834,872
Australia & New Zealand Banking Group Ltd.	2,362,405	47,760,146
Bank of Queensland Ltd.	302,052	2,394,932
Bendigo & Adelaide Bank Ltd.	366,809	3,026,923
BHP Billiton Ltd.	2,600,574	39,929,750
BHP Billiton PLC	1,710,191	22,230,484
Boral Ltd.	597,128	2,966,388
Brambles Ltd.	1,284,182	11,890,395
Caltex Australia Ltd.	217,348	5,545,675
Challenger Ltd.	458,210	3,164,748
CIMIC Group Ltd.	80,703	1,795,920
Coca-Cola Amatil Ltd.	459,866	3,380,097
Cochlear Ltd.	46,099	4,881,592
Commonwealth Bank of Australia	1,388,785	74,951,263
Computershare Ltd.	374,071	2,777,602
Crown Resorts Ltd.	292,434	2,885,703
CSL Ltd.	371,719	30,199,480
Dexus Property Group REIT	779,137	5,691,662
Domino’s Pizza Enterprises Ltd.	49,196	2,798,513
DUET Group (b)	1,970,084	3,894,032
Flight Centre Travel Group Ltd. (a)	45,042	1,247,424
Fortescue Metals Group Ltd. (a)	1,249,354	4,600,877
Goodman Group REIT	1,431,297	8,164,518
GPT Group REIT	1,446,324	5,793,644
Harvey Norman Holdings Ltd.	448,000	1,811,421
Healthscope Ltd.	1,393,348	3,204,351
Incitec Pivot Ltd.	1,354,895	2,902,081
Insurance Australia Group Ltd.	1,956,952	8,177,376
LendLease Group (b)	444,440	4,616,153
Macquarie Group Ltd.	248,007	15,041,685
Medibank Pvt Ltd.	2,216,673	4,481,392
Mirvac Group REIT	2,979,130	5,194,413
National Australia Bank Ltd.	2,141,901	44,010,562
Newcrest Mining Ltd.*	616,966	10,289,104
Oil Search Ltd.	1,103,082	5,571,037
Orica Ltd.	299,712	3,324,677
Origin Energy Ltd.	1,408,420	5,567,714
Platinum Asset Management Ltd. (a)	189,218	765,075
Qantas Airways Ltd.*	415,675	1,012,180
QBE Insurance Group Ltd.	1,103,657	8,228,199
Ramsay Health Care Ltd.	113,804	7,096,392
REA Group Ltd.	42,767	1,883,821
Santos Ltd.	1,279,521	4,269,622
Scentre Group REIT	4,311,191	16,103,218
SEEK Ltd.	262,759	3,173,456
Sonic Healthcare Ltd.	316,066	5,463,420
South32 Ltd.*	4,285,149	6,183,383
Stockland REIT	1,925,348	7,017,945
Suncorp Group Ltd.	1,035,556	9,891,864
Sydney Airport (b)	879,253	4,810,655
Tabcorp Holdings Ltd.	667,686	2,493,950
Tatts Group Ltd.	1,178,800	3,375,391
Telstra Corp. Ltd.	3,464,780	13,696,841
TPG Telecom Ltd.	272,344	2,495,057
Transurban Group (b)	1,648,211	14,195,688
Treasury Wine Estates Ltd.	594,127	5,014,389
Vicinity Centres REIT	2,708,423	6,737,573
Vocus Communications Ltd.	404,055	2,335,209
Wesfarmers Ltd.	911,853	29,084,340
Westfield Corp. REIT	1,598,535	12,278,125
Westpac Banking Corp.	2,701,048	59,803,149
Woodside Petroleum Ltd.	613,930	13,209,890
Woolworths Ltd.	1,035,441	18,450,831

		719,952,127

Austria - 0.2%
ANDRITZ AG (a)	58,332	2,976,461
Erste Group Bank AG*	243,609	6,843,606
OMV AG	118,205	3,312,113
Raiffeisen Bank International AG*(a)	94,327	1,340,464

voestalpine AG	91,237	3,019,523

		17,492,167

Belgium - 1.3%
Ageas	162,148	5,601,476
Anheuser-Busch InBev SA/NV	651,110	80,653,392
Colruyt SA	54,101	2,969,370
Groupe Bruxelles Lambert SA	64,973	5,701,535
KBC Group NV*	201,925	11,953,329
Proximus SADP	122,497	3,748,012
Solvay SA	59,721	6,555,654
Telenet Group Holding NV*	42,810	2,007,748
UCB SA	101,715	8,351,635
Umicore SA (a)	76,694	4,528,924

		132,071,075

Chile - 0.0%
Antofagasta PLC (a)	316,697	2,057,306

China - 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	1,551,500	871,149

Denmark - 1.9%
A.P. Moeller - Maersk A/S, Class A	3,087	4,400,151
A.P. Moeller - Maersk A/S, Class B	5,169	7,728,050
Carlsberg A/S, Class B	86,162	8,077,809
Chr Hansen Holding A/S	79,541	4,823,557
Coloplast A/S, Class B	97,620	7,425,493
Danske Bank A/S	566,970	16,638,847
DSV A/S	154,971	7,685,952
Genmab A/S*	45,624	7,289,555
ISS A/S	134,399	5,442,919
Novo Nordisk A/S, Class B	1,548,133	72,558,220
Novozymes A/S, Class B	187,708	8,139,199
Pandora A/S	93,300	11,606,739
TDC A/S*	651,632	3,602,001
Tryg A/S (a)	94,083	1,876,894
Vestas Wind Systems A/S	179,914	14,925,643
William Demant Holding A/S*	99,727	2,083,656

		184,304,685

Finland - 1.0%
Elisa OYJ	114,520	4,028,958
Fortum OYJ	357,469	5,518,540
Kone OYJ, Class B	272,957	13,716,356
Metso OYJ (a)	90,511	2,534,106
Neste OYJ (a)	103,244	4,300,202
Nokia OYJ	4,724,900	26,562,739
Nokian Renkaat OYJ	91,920	3,318,963
Orion OYJ, Class B	82,206	3,112,182
Sampo OYJ, Class A	361,978	15,541,030
Stora Enso OYJ, Class R	443,381	3,914,513
UPM-Kymmene OYJ	429,510	8,628,528
Wartsila OYJ Abp	118,937	4,892,801

		96,068,918

France - 9.4%
Accor SA	141,969	5,359,666
Aeroports de Paris	24,091	2,485,686
Air Liquide SA	278,876	30,587,705
Airbus Group SE	473,025	27,590,047
Alstom SA*	123,156	3,257,830
Arkema SA	54,999	4,909,727
Atos SE	70,881	6,974,248
AXA SA	1,572,928	33,020,084
BNP Paribas SA	857,838	43,638,262
Bollore SA	696,899	2,517,076
Bouygues SA	166,555	5,281,828
Bureau Veritas SA	213,206	4,570,908
Capgemini SA	132,448	12,903,523
Carrefour SA	448,464	11,290,388
Casino Guichard Perrachon SA	45,448	2,248,066
Christian Dior SE	43,897	7,589,554
Cie de Saint-Gobain	400,778	17,577,904
Cie Generale des Etablissements Michelin	147,386	15,667,469
CNP Assurances	139,745	2,249,326
Credit Agricole SA	849,772	8,047,478
Danone SA	477,982	36,313,836
Dassault Systemes	103,376	8,708,260
Edenred (a)	166,394	3,622,990
Eiffage SA	47,653	3,731,445
Electricite de France SA	200,349	2,565,540
Engie SA	1,183,143	18,859,022
Essilor International SA	166,522	21,147,272
Eurazeo SA	32,535	1,973,875
Eutelsat Communications SA	139,982	2,720,788

Fonciere Des Regions REIT	26,761	2,500,280
Gecina SA REIT	33,143	5,184,948
Groupe Eurotunnel SE	376,195	4,137,516
Hermes International	21,290	8,990,958
ICADE REIT	29,629	2,286,374
Iliad SA	21,305	4,392,894
Imerys SA	28,752	2,025,950
Ingenico Group SA	44,245	4,764,542
JCDecaux SA	60,486	2,078,047
Kering	60,990	11,561,908
Klepierre REIT	177,124	8,300,033
Lagardere SCA	96,076	2,343,226
Legrand SA	216,191	12,952,168
L’Oreal SA	205,139	38,751,020
LVMH Moet Hennessy Louis Vuitton SE	225,842	38,215,540
Natixis SA	753,046	3,331,378
Orange SA	1,608,642	24,564,762
Pernod Ricard SA	171,932	19,734,303
Peugeot SA*	390,534	5,761,084
Publicis Groupe SA	153,472	11,392,707
Remy Cointreau SA (a)	17,619	1,537,462
Renault SA	155,646	12,727,728
Rexel SA	242,870	3,902,445
Safran SA	253,256	17,706,733
Sanofi	943,671	72,704,245
Schneider Electric SE	452,875	30,860,160
SCOR SE	131,347	3,864,224
SFR Group SA	89,331	2,376,514
Societe BIC SA	23,114	3,373,639
Societe Generale SA	621,761	22,640,700
Sodexo SA	75,845	8,785,837
Suez	261,973	3,963,931
Technip SA	89,048	5,261,431
Thales SA	84,783	7,341,555
TOTAL SA	1,806,456	86,141,655
Unibail-Rodamco SE REIT	80,227	22,014,325
Valeo SA	192,636	9,968,080
Veolia Environnement SA	362,642	7,711,957
Vinci SA	408,985	31,017,167
Vivendi SA	941,971	18,261,524
Wendel SA	23,141	2,631,595
Zodiac Aerospace	162,961	3,708,203

		939,180,551

Germany - 8.5%
adidas AG	152,462	25,330,970
Allianz SE	370,045	55,124,941
Axel Springer SE	34,687	1,766,658
BASF SE	743,715	60,476,100
Bayer AG	669,600	71,680,437
Bayerische Motoren Werke AG	268,093	23,328,427
Beiersdorf AG	81,022	7,538,254
Brenntag AG	124,422	6,771,388
Commerzbank AG	856,815	6,026,855
Continental AG	89,072	18,668,855
Covestro AG, 144A	56,840	2,959,611
Daimler AG	779,646	53,988,203
Deutsche Bank AG*(c)	1,116,829	16,456,566
Deutsche Boerse AG	154,995	12,384,040
Deutsche Lufthansa AG (a)	187,806	2,188,102
Deutsche Post AG	785,590	24,886,510
Deutsche Telekom AG	2,611,069	43,600,338
Deutsche Wohnen AG	271,494	10,205,631
E.ON SE	1,620,251	14,922,936
Evonik Industries AG	132,063	4,439,173
Fraport AG Frankfurt Airport Services Worldwide	33,748	1,882,585
Fresenius Medical Care AG & Co. KGaA	177,329	15,693,567
Fresenius SE & Co. KGaA	331,557	24,194,600
GEA Group AG	147,257	7,903,258
Hannover Rueck SE	48,385	4,943,743
HeidelbergCement AG	113,320	10,525,551
Henkel AG & Co. KGaA	83,626	9,388,686
HOCHTIEF AG	16,619	2,234,713
HUGO BOSS AG	53,723	3,280,908
Infineon Technologies AG	916,262	15,427,747
K+S AG (a)	154,038	3,225,090
LANXESS AG	73,327	3,912,954
Linde AG	150,395	25,759,233
MAN SE	28,295	2,943,438
Merck KGaA	104,652	11,012,682
METRO AG	143,542	4,259,026

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	133,992	24,220,194
OSRAM Licht AG	71,514	3,744,414
ProSiebenSat.1 Media SE	175,993	7,569,760
RWE AG*	393,861	6,442,802
SAP SE	795,796	69,912,876
Siemens AG	619,435	73,965,998
Symrise AG	99,305	7,311,905
Telefonica Deutschland Holding AG	596,772	2,452,324
thyssenkrupp AG	295,983	6,898,566
TUI AG	401,409	5,603,164
United Internet AG	99,006	4,070,676
Volkswagen AG	25,959	3,777,302
Vonovia SE	377,332	14,682,908
Zalando SE, 144A*	69,405	2,654,267

		842,638,932

Hong Kong - 3.3%
AIA Group Ltd.	9,756,863	61,691,401
ASM Pacific Technology Ltd.	196,887	1,532,955
Bank of East Asia Ltd. (a)	977,823	3,951,602
BOC Hong Kong Holdings Ltd.	2,978,168	10,423,041
Cathay Pacific Airways Ltd.	949,644	1,366,157
Cheung Kong Infrastructure Holdings Ltd.	532,687	4,473,649
Cheung Kong Property Holdings Ltd.	2,169,439	15,241,207
CK Hutchison Holdings Ltd.	2,188,065	28,121,002
CLP Holdings Ltd.	1,329,864	13,637,125
First Pacific Co. Ltd.	1,716,685	1,285,707
Galaxy Entertainment Group Ltd.	1,886,105	6,139,071
Hang Lung Properties Ltd.	1,809,305	4,123,533
Hang Seng Bank Ltd.	615,532	10,799,016
Henderson Land Development Co. Ltd.	877,913	5,132,207
HK Electric Investments & HK Electric Investments Ltd., 144A (b)	2,161,628	2,028,560
HKT Trust & HKT Ltd. (b)	2,126,141	2,932,589
Hong Kong & China Gas Co. Ltd.	6,178,884	11,788,191
Hong Kong Exchanges and Clearing Ltd.	936,555	22,902,138
Hongkong Land Holdings Ltd.	945,300	6,134,997
Hysan Development Co. Ltd.	503,865	2,432,436
Jardine Matheson Holdings Ltd.	201,700	12,071,745
Kerry Properties Ltd.	524,247	1,523,905
Li & Fung Ltd. (a)	4,729,751	2,432,689
Link REIT	1,806,137	13,131,224
Melco Crown Entertainment Ltd., ADR (a)	153,060	1,986,719
MTR Corp. Ltd.	1,178,911	6,443,507
New World Development Co. Ltd.	4,561,379	5,721,164
Noble Group Ltd.*	7,046,700	615,478
NWS Holdings Ltd.	1,228,750	2,195,342
PCCW Ltd.	3,365,762	2,134,637
Power Assets Holdings Ltd.	1,116,609	10,680,226
Shangri-La Asia Ltd.	1,009,863	1,093,496
Sino Land Co. Ltd.	2,461,566	4,213,907
SJM Holdings Ltd.	1,595,660	1,003,773
Sun Hung Kai Properties Ltd.	1,172,168	16,500,151
Swire Pacific Ltd., Class A	436,872	4,826,257
Swire Properties Ltd.	939,511	2,646,237
Techtronic Industries Co. Ltd.	1,106,983	4,487,836
WH Group Ltd., 144A	4,715,896	3,708,254
Wharf Holdings Ltd.	1,097,771	7,754,749
Wheelock & Co. Ltd.	651,830	3,730,721
Yue Yuen Industrial Holdings Ltd.	595,662	2,533,899

		327,572,500

Ireland - 0.8%
AerCap Holdings NV*	136,951	5,473,931
Bank of Ireland*	22,141,865	4,989,020
CRH PLC	671,692	22,739,378
DCC PLC	71,226	6,481,638
Experian PLC	777,212	15,451,774
James Hardie Industries PLC CDI	358,640	5,846,249
Kerry Group PLC, Class A	127,393	10,825,208
Paddy Power Betfair PLC	63,894	7,636,634

		79,443,832

Israel - 0.7%
Azrieli Group Ltd. (a)	34,065	1,488,145
Bank Hapoalim BM	856,827	4,596,059
Bank Leumi Le-Israel BM*	1,171,525	4,385,852
Bezeq The Israeli Telecommunication Corp. Ltd.	1,684,543	3,381,128
Check Point Software Technologies Ltd.*	105,520	8,097,605
Israel Chemicals Ltd.	415,884	1,761,754
Mizrahi Tefahot Bank Ltd.	112,103	1,351,944
Mobileye NV*(a)	141,166	6,901,606
Nice Ltd.	48,571	3,316,511
Taro Pharmaceutical Industries Ltd.*(a)	12,191	1,543,380
Teva Pharmaceutical Industries Ltd.	738,563	37,485,445

		74,309,429

Italy - 1.8%
Assicurazioni Generali SpA	947,302	12,046,004
Atlantia SpA	332,221	8,545,473
Enel SpA	6,174,126	27,258,439
Eni SpA	2,059,872	31,110,616
EXOR SpA	88,835	3,651,500
Ferrari NV	98,820	4,761,878
Intesa Sanpaolo SpA	10,273,459	24,408,776
Intesa Sanpaolo SpA-RSP (a)	758,803	1,680,962
Leonardo-Finmeccanica SpA*	325,761	3,717,273
Luxottica Group SpA	136,131	6,567,391
Mediobanca SpA	454,234	3,369,388
Poste Italiane SpA, 144A	419,272	2,922,978
Prysmian SpA	156,932	3,872,098
Saipem SpA*	4,890,519	2,241,511
Snam SpA	1,984,177	10,999,844
Telecom Italia SpA*(a)	8,149,623	7,395,112
Telecom Italia SpA-RSP*	4,851,757	3,555,610
Terna Rete Elettrica Nazionale SpA	1,213,399	6,269,341
UniCredit SpA (a)	4,251,957	10,936,992
Unione di Banche Italiane SpA (a)	724,167	1,948,344
UnipolSai SpA	908,305	1,516,712

		178,776,242

Japan - 23.7%
ABC-Mart, Inc.	27,600	1,733,920
Acom Co. Ltd.*	311,400	1,489,808
Aeon Co. Ltd. (a)	529,400	7,278,514
AEON Financial Service Co. Ltd.	84,000	1,546,610
Aeon Mall Co. Ltd.	88,100	1,239,778
Air Water, Inc.	125,000	2,309,960
Aisin Seiki Co. Ltd.	155,000	7,318,175
Ajinomoto Co., Inc.	448,500	9,506,215
Alfresa Holdings Corp.	149,100	2,782,700
Alps Electric Co. Ltd.	152,400	3,436,420
Amada Holdings Co. Ltd.	269,600	2,819,380
ANA Holdings, Inc.	936,000	2,544,791
Aozora Bank Ltd.	954,000	3,374,706
Asahi Glass Co. Ltd.	813,000	5,170,386
Asahi Group Holdings Ltd.	313,000	10,243,251
Asahi Kasei Corp.	1,018,800	8,590,355
Asics Corp.	129,300	2,620,617
Astellas Pharma, Inc.	1,709,200	26,109,221
Bandai Namco Holdings, Inc.	159,000	4,342,860
Bank of Kyoto Ltd. (a)	255,000	1,843,522
Benesse Holdings, Inc. (a)	56,000	1,291,413
Bridgestone Corp.	526,600	18,093,684
Brother Industries Ltd.	192,300	3,226,529
Calbee, Inc.	67,500	2,449,741
Canon, Inc.	863,700	24,742,732
Casio Computer Co. Ltd. (a)	182,400	2,575,619
Central Japan Railway Co.	116,504	19,131,136
Chiba Bank Ltd.	589,000	3,489,654
Chubu Electric Power Co., Inc.	521,600	7,052,804
Chugai Pharmaceutical Co. Ltd.	181,300	5,686,160
Chugoku Bank Ltd.	131,800	1,622,899
Chugoku Electric Power Co., Inc.	225,100	2,702,114
Concordia Financial Group Ltd.*	948,300	4,890,667
Credit Saison Co. Ltd.	117,500	2,022,592
CYBERDYNE, Inc.*(a)	79,600	1,253,259
Dai Nippon Printing Co. Ltd.	458,000	4,656,802
Daicel Corp.	236,600	3,016,241
Dai-ichi Life Insurance Co. Ltd.	872,804	12,143,250
Daiichi Sankyo Co. Ltd.	487,700	11,192,612
Daikin Industries Ltd.	189,900	17,599,682

Daito Trust Construction Co. Ltd.	60,000	8,834,872
Daiwa House Industry Co. Ltd.	456,500	11,786,979
Daiwa House REIT Investment Corp. REIT	1,192	3,361,771
Daiwa Securities Group, Inc.	1,344,064	7,851,469
Denso Corp.	393,800	16,259,736
Dentsu, Inc.	175,100	9,629,527
Don Quijote Holdings Co. Ltd.	95,700	3,126,333
East Japan Railway Co.	269,800	23,103,736
Eisai Co. Ltd.	203,000	11,830,957
Electric Power Development Co. Ltd.	118,300	2,888,182
FamilyMart Co. Ltd. (a)	67,000	4,798,434
FANUC Corp.	158,296	26,972,971
Fast Retailing Co. Ltd. (a)	44,600	15,664,853
Fuji Electric Co. Ltd.	471,000	2,148,669
Fuji Heavy Industries Ltd.	498,020	19,725,375
FUJIFILM Holdings Corp.	354,100	13,302,921
Fujitsu Ltd.	1,507,600	7,652,747
Fukuoka Financial Group, Inc.	651,000	2,755,888
GungHo Online Entertainment, Inc. (a)	332,932	791,584
Hachijuni Bank Ltd.	326,400	1,725,615
Hakuhodo DY Holdings, Inc.	168,700	1,832,685
Hamamatsu Photonics KK	115,000	3,617,890
Hankyu Hanshin Holdings, Inc.	193,240	6,238,067
Hikari Tsushin, Inc.	18,000	1,617,938
Hino Motors Ltd.	210,000	2,326,004
Hirose Electric Co. Ltd.	26,920	3,455,252
Hiroshima Bank Ltd.	420,000	1,749,577
Hisamitsu Pharmaceutical Co., Inc.	52,000	2,326,970
Hitachi Chemical Co. Ltd.	84,000	1,810,467
Hitachi Construction Machinery Co. Ltd. (a)	82,700	1,549,051
Hitachi High-Technologies Corp.	57,900	2,146,103
Hitachi Ltd.	3,915,000	18,768,086
Hitachi Metals Ltd.	171,000	2,069,221
Hokuriku Electric Power Co.	136,100	1,625,860
Honda Motor Co. Ltd.	1,320,100	40,445,726
Hoshizaki Corp.	42,600	3,405,036
Hoya Corp.	327,500	12,689,774
Hulic Co. Ltd.	241,800	2,290,282
Idemitsu Kosan Co. Ltd.	74,000	1,349,616
IHI Corp. (a)	1,187,000	3,625,303
Iida Group Holdings Co. Ltd.	116,500	2,182,158
Inpex Corp.	765,604	6,647,839
Isetan Mitsukoshi Holdings Ltd.	269,300	2,451,849
Isuzu Motors Ltd.	480,600	5,529,931
ITOCHU Corp.	1,212,200	14,305,284
Iyo Bank Ltd.	199,100	1,283,523
J. Front Retailing Co. Ltd.	193,900	2,188,906
Japan Airlines Co. Ltd.	96,600	2,938,194
Japan Airport Terminal Co. Ltd. (a)	39,100	1,541,855
Japan Exchange Group, Inc.	420,700	6,570,833
Japan Post Bank Co. Ltd.	327,758	3,852,063
Japan Post Holdings Co. Ltd.	359,298	4,705,444
Japan Prime Realty Investment Corp. REIT	697	3,081,984
Japan Real Estate Investment Corp. REIT	1,057	6,211,337
Japan Retail Fund Investment Corp. REIT	2,056	4,616,139
Japan Tobacco, Inc.	890,500	34,495,955
JFE Holdings, Inc.	421,300	6,541,521
JGC Corp.	165,100	2,618,558
Joyo Bank Ltd.	515,000	2,045,764
JSR Corp.	155,500	2,273,924
JTEKT Corp.	177,300	2,755,506
JX Holdings, Inc.	1,706,400	6,380,961
Kajima Corp.	756,000	5,078,239
Kakaku.com, Inc. (a)	112,600	1,882,743
Kamigumi Co. Ltd.	196,000	1,697,347
Kaneka Corp.	235,000	1,914,705
Kansai Electric Power Co., Inc.*	566,000	4,850,647
Kansai Paint Co. Ltd. (a)	176,600	3,889,928
Kao Corp.	408,300	21,219,051
Kawasaki Heavy Industries Ltd.	1,147,000	3,359,020
KDDI Corp.	1,512,330	44,376,687
Keihan Holdings Co. Ltd.	428,000	2,775,702
Keikyu Corp.	394,500	3,652,742
Keio Corp.	486,800	4,074,506
Keisei Electric Railway Co. Ltd.	232,000	2,789,426

Keyence Corp.	38,310	26,855,693
Kikkoman Corp.	123,000	3,869,569
Kintetsu Group Holdings Co. Ltd.	1,465,400	5,580,318
Kirin Holdings Co. Ltd.	665,700	10,851,042
Kobe Steel Ltd.	2,515,000	2,333,543
Koito Manufacturing Co. Ltd.	90,800	4,322,138
Komatsu Ltd.	747,700	16,342,952
Konami Holdings Corp.	78,400	2,769,555
Konica Minolta, Inc.	360,400	3,246,439
Kose Corp.	25,400	2,278,181
Kubota Corp.	856,500	12,557,971
Kuraray Co. Ltd.	287,000	4,099,802
Kurita Water Industries Ltd.	81,600	1,860,478
Kyocera Corp.	261,600	12,429,571
Kyowa Hakko Kirin Co. Ltd.	209,200	2,968,208
Kyushu Electric Power Co., Inc.*	336,800	3,134,764
Kyushu Financial Group, Inc.	269,400	1,596,117
Lawson, Inc.	54,800	3,845,242
LIXIL Group Corp.	214,800	4,332,746
M3, Inc.	157,110	4,699,710
Mabuchi Motor Co. Ltd. (a)	41,700	2,212,661
Makita Corp.	90,300	6,484,599
Marubeni Corp.	1,328,300	6,620,638
Marui Group Co. Ltd.	164,300	2,002,439
Maruichi Steel Tube Ltd.	47,400	1,635,510
Mazda Motor Corp.	459,600	7,575,971
McDonald’s Holdings Co. Japan Ltd. (a)	55,900	1,543,038
Medipal Holdings Corp.	138,400	2,188,396
MEIJI Holdings Co. Ltd.	92,400	8,314,348
Minebea Co. Ltd.	269,500	2,734,983
Miraca Holdings, Inc.	48,100	2,280,293
Mitsubishi Chemical Holdings Corp.	1,097,600	6,925,175
Mitsubishi Corp.	1,222,800	25,474,754
Mitsubishi Electric Corp.	1,564,000	20,414,459
Mitsubishi Estate Co. Ltd.	1,010,000	19,103,755
Mitsubishi Gas Chemical Co., Inc.	305,000	2,063,500
Mitsubishi Heavy Industries Ltd.	2,606,200	11,345,213
Mitsubishi Logistics Corp.	96,000	1,479,921
Mitsubishi Materials Corp.	901,000	2,542,812
Mitsubishi Motors Corp.	549,800	2,513,463
Mitsubishi Tanabe Pharma Corp.	178,700	3,316,136
Mitsubishi UFJ Financial Group, Inc.	10,325,200	56,293,871
Mitsubishi UFJ Lease & Finance Co. Ltd.	358,700	1,681,433
Mitsui & Co. Ltd.	1,382,200	18,395,490
Mitsui Chemicals, Inc.	774,000	3,702,991
Mitsui Fudosan Co. Ltd.	750,000	16,150,389
Mitsui OSK Lines Ltd.	887,000	2,048,934
Mixi, Inc.	39,000	1,385,251
Mizuho Financial Group, Inc.	19,257,800	33,447,317
MS&AD Insurance Group Holdings, Inc.	408,100	11,645,631
Murata Manufacturing Co. Ltd.	154,900	20,817,518
Nabtesco Corp.	90,800	2,342,292
Nagoya Railroad Co. Ltd.	773,700	3,791,291
NEC Corp.	2,150,000	5,465,133
Nexon Co. Ltd.	135,200	1,851,625
NGK Insulators Ltd.	211,400	4,584,948
NGK Spark Plug Co. Ltd.	144,700	2,706,176
NH Foods Ltd.	145,000	3,174,262
NHK Spring Co. Ltd.	168,500	1,586,227
Nidec Corp.	193,200	17,406,953
Nikon Corp. (a)	275,500	4,044,696
Nintendo Co. Ltd.	91,400	20,030,880
Nippon Building Fund, Inc. REIT	1,141	6,980,650
Nippon Electric Glass Co. Ltd.	355,000	1,780,747
Nippon Express Co. Ltd.	698,000	3,305,659
Nippon Paint Holdings Co. Ltd.	131,500	4,708,911
Nippon Prologis REIT, Inc. REIT	1,266	3,038,204
Nippon Steel & Sumitomo Metal Corp.	649,900	13,793,847
Nippon Telegraph & Telephone Corp.	560,200	24,613,823
Nippon Yusen KK	1,287,000	2,338,530
Nissan Motor Co. Ltd.	2,001,400	19,633,896
Nisshin Seifun Group, Inc.	160,100	2,263,822
Nissin Foods Holdings Co. Ltd.	49,400	2,740,598
Nitori Holdings Co. Ltd.	67,400	6,833,480

Nitto Denko Corp.	133,500	9,114,618
NOK Corp.	78,300	1,589,233
Nomura Holdings, Inc.	2,940,100	13,847,298
Nomura Real Estate Holdings, Inc.	97,200	1,583,910
Nomura Real Estate Master Fund, Inc. REIT	3,216	5,305,864
Nomura Research Institute Ltd.	99,910	3,379,742
NSK Ltd.	350,900	3,615,323
NTT Data Corp.	101,900	5,308,471
NTT DOCOMO, Inc.	1,148,792	28,901,615
NTT Urban Development Corp.	89,200	818,159
Obayashi Corp.	525,700	4,852,303
Obic Co. Ltd.	54,400	2,786,643
Odakyu Electric Railway Co. Ltd.	495,500	5,085,981
Oji Holdings Corp.	716,600	2,881,222
Olympus Corp.	236,000	7,721,065
Omron Corp.	155,800	5,285,440
Ono Pharmaceutical Co. Ltd.	333,800	8,701,093
Oracle Corp. Japan	32,100	1,867,704
Oriental Land Co. Ltd.	176,700	10,347,705
ORIX Corp.	1,071,900	15,410,537
Osaka Gas Co. Ltd.	1,517,000	5,971,818
Otsuka Corp.	43,900	1,860,547
Otsuka Holdings Co. Ltd.	316,000	13,691,857
Panasonic Corp.	1,787,300	18,328,182
Park24 Co. Ltd.	82,300	2,406,200
Pola Orbis Holdings, Inc.	19,200	1,532,808
Rakuten, Inc.	753,300	9,494,063
Recruit Holdings Co. Ltd.	228,700	8,697,961
Resona Holdings, Inc.	1,776,200	8,123,499
Ricoh Co. Ltd. (a)	534,700	4,821,680
Rinnai Corp.	28,500	2,671,918
Rohm Co. Ltd. (a)	76,300	3,812,603
Ryohin Keikaku Co. Ltd.	20,000	3,607,017
Sankyo Co. Ltd.	37,700	1,308,104
Santen Pharmaceutical Co. Ltd.	295,400	3,717,303
SBI Holdings, Inc.	169,800	2,015,313
Secom Co. Ltd.	170,000	12,901,368
Sega Sammy Holdings, Inc.	148,200	2,023,937
Seibu Holdings, Inc.	138,300	2,271,026
Seiko Epson Corp.	226,300	4,335,056
Sekisui Chemical Co. Ltd.	325,500	4,549,104
Sekisui House Ltd.	488,200	7,861,027
Seven & i Holdings Co. Ltd.	610,300	25,723,852
Seven Bank Ltd. (a)	461,200	1,631,462
Sharp Corp.*(a)	1,154,200	1,595,231
Shikoku Electric Power Co., Inc.	135,300	1,289,381
Shimadzu Corp.	199,000	3,113,913
Shimamura Co. Ltd.	18,600	2,151,858
Shimano, Inc.	62,400	9,070,662
Shimizu Corp.	464,000	4,139,293
Shin-Etsu Chemical Co. Ltd.	314,700	23,097,973
Shinsei Bank Ltd.	1,446,000	2,305,997
Shionogi & Co. Ltd.	242,000	10,803,634
Shiseido Co. Ltd.	307,400	7,727,709
Shizuoka Bank Ltd.	447,000	3,680,897
Showa Shell Sekiyu KK	145,700	1,242,037
SMC Corp.	48,100	13,546,939
SoftBank Group Corp. (a)	777,900	50,794,881
Sohgo Security Services Co. Ltd.	60,100	3,003,112
Sompo Japan Nipponkoa Holdings, Inc.	285,500	9,150,128
Sony Corp.	1,022,700	32,865,969
Sony Financial Holdings, Inc.	140,700	1,932,390
Stanley Electric Co. Ltd.	121,700	3,108,811
Start Today Co. Ltd.	49,700	2,308,109
Sumitomo Chemical Co. Ltd.	1,271,000	5,822,781
Sumitomo Corp.	956,900	10,376,860
Sumitomo Dainippon Pharma Co. Ltd. (a)	126,700	2,120,953
Sumitomo Electric Industries Ltd.	607,400	9,002,541
Sumitomo Heavy Industries Ltd.	465,000	2,283,091
Sumitomo Metal Mining Co. Ltd.	416,000	5,275,137
Sumitomo Mitsui Financial Group, Inc.	1,087,600	38,063,109
Sumitomo Mitsui Trust Holdings, Inc.	2,693,000	9,638,215
Sumitomo Realty & Development Co. Ltd.	300,100	7,919,809

Sumitomo Rubber Industries Ltd.	133,000	1,971,894
Sundrug Co. Ltd.	31,000	2,247,137
Suntory Beverage & Food Ltd.	112,300	4,455,531
Suruga Bank Ltd. (a)	137,400	3,268,172
Suzuken Co. Ltd.	65,210	1,890,154
Suzuki Motor Corp.	288,700	9,567,992
Sysmex Corp.	126,300	8,142,087
T&D Holdings, Inc.	468,700	5,347,706
Taiheiyo Cement Corp.	975,000	2,958,972
Taisei Corp.	850,000	6,391,533
Taisho Pharmaceutical Holdings Co. Ltd.	30,334	2,779,358
Taiyo Nippon Sanso Corp.	104,900	1,064,563
Takashimaya Co. Ltd. (a)	254,000	1,858,387
Takeda Pharmaceutical Co. Ltd.	576,000	25,385,976
TDK Corp. (a)	99,400	7,109,264
Teijin Ltd.	769,000	2,868,932
Terumo Corp.	276,400	10,752,525
THK Co. Ltd.	93,700	1,835,692
Tobu Railway Co. Ltd.	796,000	3,862,098
Toho Co. Ltd.	91,500	2,666,336
Toho Gas Co. Ltd.	318,000	2,701,609
Tohoku Electric Power Co., Inc.	361,700	4,534,141
Tokio Marine Holdings, Inc.	552,000	21,681,999
Tokyo Electric Power Co. Holdings, Inc.*	1,167,500	4,705,432
Tokyo Electron Ltd. (a)	126,900	11,661,578
Tokyo Gas Co. Ltd.	1,649,400	7,070,110
Tokyo Tatemono Co. Ltd.	161,600	1,897,685
Tokyu Corp.	856,600	6,391,487
Tokyu Fudosan Holdings Corp.	415,900	2,315,357
TonenGeneral Sekiyu KK	246,000	2,270,623
Toppan Printing Co. Ltd.	441,000	3,929,851
Toray Industries, Inc.	1,186,200	11,423,473
Toshiba Corp.*(a)	3,258,000	10,303,171
TOTO Ltd.	114,400	4,345,354
Toyo Seikan Group Holdings Ltd.	128,300	2,378,383
Toyo Suisan Kaisha Ltd.	74,600	3,053,506
Toyoda Gosei Co. Ltd.	54,700	1,259,319
Toyota Industries Corp.	131,700	6,300,826
Toyota Motor Corp.	2,162,700	130,391,172
Toyota Tsusho Corp.	172,000	3,933,233
Trend Micro, Inc.	90,500	3,210,119
Tsuruha Holdings, Inc.	30,700	3,008,728
Unicharm Corp.	326,600	7,932,594
United Urban Investment Corp. REIT	2,384	4,246,568
USS Co. Ltd.	173,800	2,778,381
West Japan Railway Co.	133,200	7,623,935
Yahoo Japan Corp.	1,146,600	4,676,608
Yakult Honsha Co. Ltd. (a)	74,000	3,264,969
Yamada Denki Co. Ltd.	494,200	2,311,823
Yamaguchi Financial Group, Inc. (a)	166,400	1,756,234
Yamaha Corp.	135,600	4,397,023
Yamaha Motor Co. Ltd. (a)	226,400	4,638,941
Yamato Holdings Co. Ltd.	285,900	6,746,483
Yamazaki Baking Co. Ltd.	106,700	2,424,508
Yaskawa Electric Corp.	205,200	3,022,518
Yokogawa Electric Corp.	185,200	2,371,720
Yokohama Rubber Co. Ltd.	84,900	1,379,374

		2,368,360,350

Jersey Island - 0.1%
Randgold Resources Ltd.	75,106	7,051,697

Jordan - 0.0%
Hikma Pharmaceuticals PLC	115,133	3,235,390

Luxembourg - 0.3%
ArcelorMittal*	1,480,552	8,737,982
Millicom International Cellular SA SDR	53,010	2,715,318
RTL Group SA	31,354	2,638,772
SES SA	292,938	6,727,934
Tenaris SA	379,988	5,221,921

		26,041,927

Macau - 0.1%
MGM China Holdings Ltd. (a)	765,806	1,178,687
Sands China Ltd.	1,948,290	7,660,002
Wynn Macau Ltd. (a)	1,255,322	1,747,649

		10,586,338

Mexico - 0.0%
Fresnillo PLC	177,540	3,744,163

Netherlands - 4.1%
ABN AMRO Group NV, 144A (a)	189,210	3,888,672
Aegon NV	1,468,956	6,020,016
Akzo Nobel NV	200,497	13,548,364
Altice NV, Class A*(a)	297,492	4,952,669
Altice NV, Class B*	88,999	1,479,677
ASML Holding NV	298,250	31,727,945
Boskalis Westminster	70,622	2,524,746
Gemalto NV (a)	64,440	4,488,877
Heineken Holding NV	81,032	6,513,291
Heineken NV	186,556	16,668,305
ING Groep NV	3,139,453	39,291,314
Koninklijke Ahold Delhaize NV	1,037,485	24,840,620
Koninklijke DSM NV	145,945	10,173,009
Koninklijke KPN NV	2,749,681	8,977,486
Koninklijke Philips NV	753,954	21,899,567
Koninklijke Vopak NV	56,441	2,862,028
NN Group NV	255,043	7,588,703
NXP Semiconductors NV*	238,154	20,962,315
OCI NV*(a)	76,123	1,332,259
QIAGEN NV*	177,883	4,710,477
Randstad Holding NV	95,817	4,518,309
Royal Dutch Shell PLC, Class A	3,461,840	84,576,488
Royal Dutch Shell PLC, Class B	3,032,800	77,340,323
Wolters Kluwer NV	242,900	10,194,213

		411,079,673

New Zealand - 0.2%
Auckland International Airport Ltd.	764,414	4,159,941
Contact Energy Ltd.	578,019	2,180,935
Fletcher Building Ltd.	554,193	4,262,497
Mercury NZ Ltd.	564,341	1,298,070
Meridian Energy Ltd.	1,029,102	2,165,477
Ryman Healthcare Ltd. (a)	305,682	2,129,307
Spark New Zealand Ltd.	1,472,706	4,066,005

		20,262,232

Norway - 0.6%
DNB ASA	786,632	9,562,968
Gjensidige Forsikring ASA	160,621	2,758,377
Marine Harvest ASA*(a)	307,863	4,758,664
Norsk Hydro ASA	1,082,459	4,601,206
Orkla ASA	655,998	6,006,738
Schibsted ASA, Class A	61,694	1,959,045
Schibsted ASA, Class B	71,529	2,068,763
Statoil ASA (a)	903,669	14,293,429
Telenor ASA	604,297	10,551,764
Yara International ASA	143,803	5,104,789

		61,665,743

Portugal - 0.2%
EDP - Energias de Portugal SA	1,863,960	6,247,853
Galp Energia SGPS SA	372,325	5,411,483
Jeronimo Martins SGPS SA	202,019	3,259,570

		14,918,906

Singapore - 1.2%
Ascendas Real Estate Investment Trust REIT	1,839,100	3,307,127
CapitaLand Commercial Trust REIT	1,676,000	1,900,561
CapitaLand Ltd.	2,059,600	4,640,884
CapitaLand Mall Trust REIT	2,004,300	3,177,576
City Developments Ltd.	320,600	1,997,794
ComfortDelGro Corp. Ltd.	1,735,200	3,604,254
DBS Group Holdings Ltd. (a)	1,425,100	15,679,290
Genting Singapore PLC	4,852,400	2,564,298
Global Logistic Properties Ltd.	2,144,600	2,856,948
Golden Agri-Resources Ltd.	5,768,100	1,524,104
Hutchison Port Holdings Trust, Class U	4,195,109	1,803,897
Jardine Cycle & Carriage Ltd.	79,200	2,470,549
Keppel Corp. Ltd.	1,175,000	4,467,320
Oversea-Chinese Banking Corp. Ltd.	2,503,200	15,782,222
Sembcorp Industries Ltd.	791,000	1,579,155
Sembcorp Marine Ltd. (a)	663,500	620,913
Singapore Airlines Ltd.	436,100	3,360,894
Singapore Exchange Ltd.	648,400	3,597,860
Singapore Press Holdings Ltd. (a)	1,281,400	3,545,729
Singapore Technologies Engineering Ltd.	1,258,900	2,984,511
Singapore Telecommunications Ltd.	6,455,000	19,045,910
StarHub Ltd.	470,800	1,264,727
Suntec Real Estate Investment Trust REIT	1,925,800	2,367,584

United Overseas Bank Ltd.	1,048,800	13,863,913
UOL Group Ltd.	383,800	1,566,243
Wilmar International Ltd.	1,549,800	3,503,530

		123,077,793

South Africa - 0.1%
Investec PLC	495,479	2,933,068
Mediclinic International PLC	296,659	3,981,268
Mondi PLC	295,636	6,013,423

		12,927,759

Spain - 3.0%
Abertis Infraestructuras SA	517,066	8,008,323
ACS Actividades de Construccion y Servicios SA	158,668	4,496,331
Aena SA, 144A	54,195	7,662,260
Amadeus IT Group SA	355,320	16,327,281
Banco Bilbao Vizcaya Argentaria SA	5,247,277	32,648,423
Banco de Sabadell SA	4,281,502	5,802,593
Banco Popular Espanol SA	2,684,036	3,631,607
Banco Santander SA	11,687,907	52,409,800
Bankia SA	3,696,944	3,117,557
Bankinter SA	542,623	3,980,244
CaixaBank SA	2,142,986	5,768,015
Distribuidora Internacional de Alimentacion SA	499,533	3,050,690
Enagas SA	182,520	5,359,553
Endesa SA	255,707	5,208,265
Ferrovial SA	389,602	7,676,876
Gas Natural SDG SA	281,913	5,819,074
Grifols SA	240,108	5,086,058
Iberdrola SA	4,463,797	29,376,913
Industria de Diseno Textil SA	883,266	31,296,090
Mapfre SA	878,896	2,375,421
Red Electrica Corp. SA	348,374	7,501,796
Repsol SA	898,031	12,060,561
Telefonica SA	3,625,670	36,519,576
Zardoya Otis SA	147,337	1,388,731

		296,572,038

Sweden - 2.7%
Alfa Laval AB	236,355	3,672,059
Assa Abloy AB, Class B	811,584	16,439,016
Atlas Copco AB, Class A	543,739	15,421,706
Atlas Copco AB, Class B	314,063	8,074,768
Boliden AB	220,052	4,660,327
Electrolux AB, Series B	193,565	5,042,257
Getinge AB, Class B	160,663	3,134,192
Hennes & Mauritz AB, Class B	768,776	23,438,703
Hexagon AB, Class B	208,070	8,472,862
Husqvarna AB, Class B	334,343	2,892,082
ICA Gruppen AB (a)	64,600	2,210,269
Industrivarden AB, Class C	131,827	2,402,272
Investor AB, Class B	368,812	13,010,837
Kinnevik AB, Class B	189,634	4,669,604
Lundin Petroleum AB*	149,685	2,635,025
Nordea Bank AB	2,459,496	24,047,218
Sandvik AB	858,138	9,317,508
Securitas AB, Class B	252,064	4,384,285
Skandinaviska Enskilda Banken AB, Class A	1,222,671	11,954,415
Skanska AB, Class B	273,643	5,999,871
SKF AB, Class B	320,479	5,402,057
Svenska Cellulosa AB SCA, Class B	491,422	15,103,191
Svenska Handelsbanken AB, Class A	1,226,694	15,834,042
Swedbank AB, Class A	733,287	16,866,034
Swedish Match AB	158,182	5,639,425
Tele2 AB, Class B (a)	258,045	2,147,700
Telefonaktiebolaget LM Ericsson, Class B	2,485,356	17,724,236
Telia Co. AB	2,091,189	9,446,278
Volvo AB, Class B	1,248,418	13,423,850

		273,466,089

Switzerland - 9.3%
ABB Ltd.*	1,593,148	34,517,802
Actelion Ltd.*	83,171	13,842,807
Adecco Group AG	133,431	7,678,506
Aryzta AG*	70,017	2,789,148
Baloise Holding AG	40,287	4,792,414
Barry Callebaut AG*(a)	1,762	2,264,418
Chocoladefabriken Lindt & Spruengli AG	85	5,849,881
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	810	4,690,102

Cie Financiere Richemont SA (a)	422,675	24,345,014
Coca-Cola HBC AG*	145,166	3,191,048
Credit Suisse Group AG*	1,505,680	19,610,351
Dufry AG*	36,781	4,300,559
EMS-Chemie Holding AG	6,495	3,457,000
Galenica AG	3,100	3,596,258
Geberit AG	30,608	13,350,447
Givaudan SA	7,477	15,454,975
Glencore PLC*	9,907,358	22,643,568
Julius Baer Group Ltd.*	180,037	7,547,075
Kuehne + Nagel International AG	43,415	6,060,576
LafargeHolcim Ltd.*	368,566	19,542,186
Lonza Group AG*	42,674	8,087,473
Nestle SA	2,581,716	205,529,320
Novartis AG	1,827,331	143,800,945
Pargesa Holding SA	27,784	1,915,261
Partners Group Holding AG	13,968	6,404,929
Roche Holding AG	568,881	138,699,267
Schindler Holding AG	16,540	3,124,531
Schindler Holding AG Participation Certificates	35,518	6,684,339
SGS SA	4,426	9,724,555
Sika AG	1,742	8,299,539
Sonova Holding AG	42,765	5,917,662
STMicroelectronics NV	511,841	3,826,961
Swatch Group AG - Bearer (a)	24,835	6,390,868
Swatch Group AG - Registered	39,846	2,023,596
Swiss Life Holding AG*	25,693	6,426,189
Swiss Prime Site AG*	56,013	4,926,160
Swiss Re AG	270,149	22,797,384
Swisscom AG	20,833	9,953,156
Syngenta AG	75,258	32,772,102
UBS Group AG	2,961,669	42,819,311
Wolseley PLC	204,969	11,788,954
Zurich Insurance Group AG*	121,854	31,146,455

		932,583,092

United Kingdom - 16.8%
3i Group PLC	782,907	6,317,497
Aberdeen Asset Management PLC	740,846	3,118,921
Admiral Group PLC	170,045	4,577,525
Aggreko PLC	206,215	2,759,354
Anglo American PLC*	1,135,420	11,626,601
ARM Holdings PLC	1,139,555	25,378,978
Ashtead Group PLC	405,092	6,729,103
Associated British Foods PLC	286,648	11,446,648
AstraZeneca PLC	1,023,953	66,006,399
Auto Trader Group PLC, 144A	805,782	3,947,806
Aviva PLC	3,285,892	18,484,841
Babcock International Group PLC	202,464	2,780,945
BAE Systems PLC	2,569,281	18,168,133
Barclays PLC	13,691,033	30,967,663
Barratt Developments PLC	806,659	5,232,749
Berkeley Group Holdings PLC	104,465	3,665,390
BP PLC	15,098,531	84,837,911
British American Tobacco PLC	1,509,505	93,658,964
British Land Co. PLC REIT	787,062	6,852,286
BT Group PLC	6,832,605	34,664,123
Bunzl PLC	269,723	8,351,698
Burberry Group PLC	358,207	6,133,730
Capita PLC	534,898	7,269,831
Centrica PLC	4,393,176	13,418,417
CNH Industrial NV	818,103	5,977,217
Cobham PLC	1,373,573	2,916,586
Coca-Cola European Partners PLC*	174,176	6,683,385
Compass Group PLC	1,330,315	25,190,265
Croda International PLC	105,518	4,586,353
Diageo PLC	2,038,169	56,432,174
Direct Line Insurance Group PLC	1,106,746	5,362,747
Dixons Carphone PLC	787,722	3,834,498
easyJet PLC	129,629	1,880,951
Fiat Chrysler Automobiles NV	724,003	5,003,010
G4S PLC	1,245,064	3,770,196
GKN PLC	1,379,568	5,633,995
GlaxoSmithKline PLC	3,944,551	84,896,446
Hammerson PLC REIT	631,281	4,807,992
Hargreaves Lansdown PLC	210,029	3,646,059
HSBC Holdings PLC	16,042,614	118,877,091
ICAP PLC	444,707	2,793,105
IMI PLC	218,355	3,030,757
Imperial Brands PLC	776,285	40,708,759
Inmarsat PLC	362,183	3,666,869

InterContinental Hotels Group PLC	150,461	6,442,994
International Consolidated Airlines Group SA	651,321	3,278,037
Intertek Group PLC	129,946	5,956,975
Intu Properties PLC REIT	755,251	3,133,945
ITV PLC	2,920,710	7,697,484
J Sainsbury PLC (a)	1,327,968	4,190,389
Johnson Matthey PLC	155,726	6,825,908
Kingfisher PLC	1,835,885	8,946,423
Land Securities Group PLC REIT	636,443	9,143,023
Legal & General Group PLC	4,817,095	13,302,629
Lloyds Banking Group PLC	52,013,514	40,536,841
London Stock Exchange Group PLC	252,248	9,125,619
Marks & Spencer Group PLC	1,305,613	5,909,745
Meggitt PLC	623,865	3,836,434
Merlin Entertainments PLC, 144A	571,175	3,600,923
National Grid PLC	3,033,840	41,691,247
Next PLC	115,074	8,348,770
Old Mutual PLC	3,967,126	10,111,475
Pearson PLC	661,350	7,516,426
Persimmon PLC	247,577	5,929,910
Petrofac Ltd.	208,347	2,274,901
Provident Financial PLC	118,522	4,678,439
Prudential PLC	2,083,288	37,300,739
Reckitt Benckiser Group PLC	513,937	49,630,254
RELX NV	805,543	14,286,819
RELX PLC	889,136	16,871,318
Rio Tinto Ltd.	343,480	12,287,610
Rio Tinto PLC	1,001,692	30,266,612
Rolls-Royce Holdings PLC*	1,488,846	15,054,055
Royal Bank of Scotland Group PLC*	2,851,276	7,544,445
Royal Mail PLC	724,433	4,889,611
RSA Insurance Group PLC	818,617	5,330,744
SABMiller PLC	787,866	45,500,961
Sage Group PLC	868,758	8,270,844
Schroders PLC	109,215	3,992,680
Segro PLC REIT	601,834	3,581,621
Severn Trent PLC	189,296	5,918,529
Sky PLC	831,079	9,265,375
Smith & Nephew PLC	724,626	11,694,422
Smiths Group PLC	318,013	5,599,982
SSE PLC	815,877	16,113,338
St James’s Place PLC	422,268	5,445,185
Standard Chartered PLC*	2,657,658	22,405,111
Standard Life PLC	1,585,586	7,589,275
Tate & Lyle PLC	374,186	3,604,132
Taylor Wimpey PLC	2,623,353	5,556,535
Tesco PLC*	6,618,760	14,458,140
Travis Perkins PLC	201,045	4,395,624
Unilever NV	1,319,028	60,492,846
Unilever PLC	1,039,247	48,159,661
United Utilities Group PLC	548,894	7,002,357
Vodafone Group PLC	21,506,491	64,912,308
Weir Group PLC	171,844	3,400,640
Whitbread PLC	146,913	8,048,547
William Hill PLC	710,326	2,968,048
Wm Morrison Supermarkets PLC (a)	1,785,525	4,618,970
Worldpay Group PLC, 144A*	1,126,790	4,421,163
WPP PLC	1,045,441	24,106,659

		1,673,557,665

United States - 0.5%
Carnival PLC	152,605	7,322,347
Shire PLC	727,592	45,488,234

		52,810,581

TOTAL COMMON STOCKS
(Cost $10,943,760,799)		9,886,680,349

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	43,727	3,277,208
FUCHS PETROLUB SE	55,825	2,539,368
Henkel AG & Co. KGaA	144,264	18,932,135
Porsche Automobil Holding SE	123,176	6,241,238
Schaeffler AG	133,204	2,062,322
Volkswagen AG	150,275	20,869,200

		53,921,471

TOTAL PREFERRED STOCKS
(Cost $72,516,422)		53,921,471

SECURITIES LENDING COLLATERAL - 2.0%
Daily Assets Fund “Capital Shares”, 0.48% (d)(e)
(Cost $204,780,638)	204,780,638	204,780,638

TOTAL INVESTMENTS - 101.5%
(Cost $11,221,057,859)†		$10,145,382,458
Other assets and liabilities, net - (1.5%)		(155,745,972)

NET ASSETS - 100.0%		$9,989,636,486

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $11,312,404,482. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $1,167,022,024. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $414,209,372 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,581,231,396.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $193,022,645, which is 1.9% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended August 31, 2016 is as follows:

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds($)	Realized Gain/(Loss)($)	Income Distributions ($)	Value ($) at 8/31/16
Deutsche Bank AG	24,253,079	309,536	(3,862,743)	(3,728,524)	—	16,456,566

At August 31, 2016 the Deutsche X-trackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	1,923,938,830	19.4%
Industrials	1,390,416,873	14.0
Consumer Staples	1,257,834,028	12.7
Consumer Discretionary	1,224,736,620	12.3
Health Care	1,136,464,616	11.4
Materials	721,291,195	7.2
Information Technology	565,779,182	5.7
Telecommunication Services	483,310,211	4.8
Energy	475,936,613	4.8
Real Estate	396,415,823	4.0
Utilities	364,477,829	3.7

Total	9,940,601,820	100.0%

At August 31, 2016, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(f)
E-mini MSCI EAFE Index	USD	120	$10,125,600	9/16/2016	$557,400

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2016.

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(g)
Bank of Montreal	9/6/2016	AUD	79,306,000	USD	60,207,608	$614,250
Bank of Montreal	9/6/2016	AUD	11,547,000	USD	8,754,577	77,750
Bank of Montreal	9/6/2016	AUD	137,953,100	USD	104,733,994	1,071,111
Canadian Imperial Bank of Commerce	9/6/2016	AUD	136,240,800	USD	103,432,653	1,056,453
JP Morgan & Chase Co.	9/6/2016	AUD	180,355,279	USD	136,920,678	1,395,284
RBC Capital Markets	9/6/2016	AUD	8,356,500	USD	6,279,801	429
State Street Bank & Trust Co.	9/6/2016	AUD	288,733,179	USD	219,210,560	2,246,145
The Bank of Nova Scotia	9/6/2016	AUD	270,245,000	USD	205,172,706	2,100,968
Bank of Montreal	9/6/2016	CHF	12,413,000	USD	12,865,890	240,447

Bank of Montreal	9/6/2016	CHF	14,585,000	USD	15,061,003	226,387
Bank of Montreal	9/6/2016	CHF	179,966,300	USD	186,537,068	3,490,725
Canadian Imperial Bank of Commerce	9/6/2016	CHF	127,523,800	USD	132,177,780	2,471,466
JP Morgan & Chase Co.	9/6/2016	CHF	190,621,913	USD	197,566,371	3,682,049
RBC Capital Markets	9/6/2016	CHF	86,542,400	USD	89,702,159	1,678,624
State Street Bank & Trust Co.	9/6/2016	CHF	1,200	USD	1,234	13
State Street Bank & Trust Co.	9/6/2016	CHF	255,936,482	USD	265,286,505	4,969,784
The Bank of New York Mellon	9/6/2016	CHF	1,337,000	USD	1,360,745	863
The Bank of Nova Scotia	9/6/2016	CHF	101,452,000	USD	105,147,950	1,959,645
Bank of Montreal	9/6/2016	DKK	399,775,900	USD	60,182,289	246,267
Bank of Montreal	9/6/2016	DKK	63,900,000	USD	9,619,414	39,267
Bank of Montreal	9/6/2016	DKK	12,151,000	USD	1,825,598	3,871
Canadian Imperial Bank of Commerce	9/6/2016	DKK	186,279,100	USD	28,043,101	115,383
JP Morgan & Chase Co.	9/6/2016	DKK	359,089,396	USD	54,061,816	225,680
RBC Capital Markets	9/6/2016	DKK	110,149,600	USD	16,582,941	68,867
State Street Bank & Trust Co.	9/6/2016	DKK	9,800	USD	1,468	(1)
State Street Bank & Trust Co.	9/6/2016	DKK	253,982,896	USD	38,236,161	158,017
The Bank of New York Mellon	9/6/2016	DKK	34,734,400	USD	5,229,982	22,460
The Bank of Nova Scotia	9/6/2016	DKK	18,557,800	USD	2,793,819	11,558
Bank of Montreal	9/6/2016	EUR	157,496,048	USD	176,349,900	623,609
Canadian Imperial Bank of Commerce	9/6/2016	EUR	899,194,204	USD	1,006,782,791	3,506,427
JP Morgan & Chase Co.	9/6/2016	EUR	599,829,970	USD	671,611,622	2,351,046
RBC Capital Markets	9/6/2016	EUR	24,358,000	USD	27,231,611	54,161
RBC Capital Markets	9/6/2016	EUR	164,631,000	USD	184,332,721	645,604
State Street Bank & Trust Co.	9/6/2016	EUR	781,166,523	USD	874,689,341	3,102,420
State Street Bank & Trust Co.	9/6/2016	EUR	96,000	USD	106,783	(329)
State Street Bank & Trust Co.	9/6/2016	EUR	1,400	USD	1,560	(2)
The Bank of New York Mellon	9/6/2016	EUR	1,747,200	USD	1,945,944	(3,495)
The Bank of Nova Scotia	9/6/2016	EUR	267,192,500	USD	299,179,450	1,059,290
Bank of Montreal	9/6/2016	GBP	87,785,827	USD	116,612,937	1,319,462
Canadian Imperial Bank of Commerce	9/6/2016	GBP	259,032,600	USD	344,070,412	3,870,068
JP Morgan & Chase Co.	9/6/2016	GBP	277,004,249	USD	367,954,439	4,151,038
RBC Capital Markets	9/6/2016	GBP	124,802,192	USD	165,782,489	1,873,589
State Street Bank & Trust Co.	9/6/2016	GBP	17,750,000	USD	23,500,592	188,637
State Street Bank & Trust Co.	9/6/2016	GBP	2,300	USD	3,019	(2)
State Street Bank & Trust Co.	9/6/2016	GBP	392,086,131	USD	520,837,806	5,891,669
State Street Bank & Trust Co.	9/6/2016	GBP	89,916,000	USD	119,436,951	1,345,815
The Bank of New York Mellon	9/6/2016	GBP	2,220,200	USD	2,949,691	33,792
The Bank of Nova Scotia	9/6/2016	GBP	337,953,300	USD	448,925,335	5,074,526
Bank of Montreal	9/6/2016	HKD	333,260,000	USD	42,961,411	(776)
Bank of Montreal	9/6/2016	HKD	458,882,700	USD	59,157,239	411
Canadian Imperial Bank of Commerce	9/6/2016	HKD	703,484,448	USD	90,688,519	(1,124)
JP Morgan & Chase Co.	9/6/2016	HKD	616,358,570	USD	79,458,881	1,064
RBC Capital Markets	9/6/2016	HKD	20,416,000	USD	2,632,241	314
RBC Capital Markets	9/6/2016	HKD	619,500	USD	79,866	3
State Street Bank & Trust Co.	9/6/2016	HKD	322,914,340	USD	41,629,035	557
The Bank of New York Mellon	9/6/2016	HKD	224,609,900	USD	28,957,262	1,694
The Bank of Nova Scotia	9/6/2016	HKD	73,353,700	USD	9,456,794	407
Bank of Montreal	9/6/2016	ILS	54,723,000	USD	14,363,405	(126,491)

Bank of Montreal	9/6/2016	ILS	49,966,000	USD	13,115,468	(114,839)
Bank of Montreal	9/6/2016	ILS	1,258,000	USD	330,168	(2,933)
Canadian Imperial Bank of Commerce	9/6/2016	ILS	39,268,800	USD	10,302,986	(94,851)
JP Morgan & Chase Co.	9/6/2016	ILS	55,366,918	USD	14,533,335	(127,061)
RBC Capital Markets	9/6/2016	ILS	21,919,200	USD	5,753,569	(50,332)
State Street Bank & Trust Co.	9/6/2016	ILS	15,923,878	USD	4,179,183	(37,240)
The Bank of Nova Scotia	9/6/2016	ILS	18,901,600	USD	4,961,506	(43,377)
Bank of Montreal	9/6/2016	JPY	20,898,996,600	USD	204,155,562	2,107,365
Canadian Imperial Bank of Commerce	9/6/2016	JPY	5,638,109,000	USD	55,191,168	682,821
Canadian Imperial Bank of Commerce	9/6/2016	JPY	13,010,130,000	USD	127,082,131	1,302,250
JP Morgan & Chase Co.	9/6/2016	JPY	78,037,966,427	USD	762,286,787	7,828,058
RBC Capital Markets	9/6/2016	JPY	39,471,119,700	USD	385,573,114	3,972,565
State Street Bank & Trust Co.	9/6/2016	JPY	75,201,471,400	USD	734,619,655	7,583,711
The Bank of New York Mellon	9/6/2016	JPY	34,118,450,200	USD	333,342,617	3,490,831
The Bank of Nova Scotia	9/6/2016	JPY	123,733,200	USD	1,235,355	39,122
The Bank of Nova Scotia	9/6/2016	JPY	26,753,626,967	USD	261,334,795	2,684,957
Bank of Montreal	9/6/2016	NOK	8,216,000	USD	975,470	(10,532)
Bank of Montreal	9/6/2016	NOK	31,409,600	USD	3,729,315	(40,149)
Bank of Montreal	9/6/2016	NOK	8,627,000	USD	1,020,826	(14,500)
Canadian Imperial Bank of Commerce	9/6/2016	NOK	65,189,000	USD	7,740,001	(83,328)
JP Morgan & Chase Co.	9/6/2016	NOK	112,984,919	USD	13,414,972	(144,343)
RBC Capital Markets	9/6/2016	NOK	125,551,800	USD	14,907,043	(160,423)
State Street Bank & Trust Co.	9/6/2016	NOK	158,125,419	USD	18,774,044	(202,580)
The Bank of New York Mellon	9/6/2016	NOK	44,420,300	USD	5,275,821	(55,058)
The Bank of Nova Scotia	9/6/2016	NOK	22,771,600	USD	2,703,717	(29,101)
Bank of Montreal	9/6/2016	NZD	2,655,000	USD	1,911,605	(14,368)
Bank of Montreal	9/6/2016	NZD	10,814,100	USD	7,786,422	(58,274)
Bank of Montreal	9/6/2016	NZD	563,000	USD	404,692	(3,716)
Canadian Imperial Bank of Commerce	9/6/2016	NZD	3,778,600	USD	2,720,668	(20,381)
JP Morgan & Chase Co.	9/6/2016	NZD	2,615,380	USD	1,883,163	(14,070)
RBC Capital Markets	9/6/2016	NZD	1,976,000	USD	1,422,789	(10,628)
State Street Bank & Trust Co.	9/6/2016	NZD	6,041,480	USD	4,349,944	(32,629)
The Bank of Nova Scotia	9/6/2016	NZD	2,997,000	USD	2,157,900	(16,165)
Bank of Montreal	9/6/2016	SEK	31,616,000	USD	3,699,296	4,983
Bank of Montreal	9/6/2016	SEK	49,377,400	USD	5,795,742	26,018
Bank of Montreal	9/6/2016	SEK	126,505,000	USD	14,848,330	66,287
Canadian Imperial Bank of Commerce	9/6/2016	SEK	461,447,400	USD	54,162,718	242,831
JP Morgan & Chase Co.	9/6/2016	SEK	553,299,358	USD	64,943,526	290,786
RBC Capital Markets	9/6/2016	SEK	261,677,300	USD	30,710,054	133,199
State Street Bank & Trust Co.	9/6/2016	SEK	806,942,258	USD	94,716,013	425,234
The Bank of New York Mellon	9/6/2016	SEK	5,585,300	USD	651,279	(1,361)
The Bank of Nova Scotia	9/6/2016	SEK	288,376,400	USD	33,848,187	151,556
Bank of Montreal	9/6/2016	SGD	7,015,000	USD	5,220,398	71,669
Bank of Montreal	9/6/2016	SGD	24,296,500	USD	18,081,789	249,129
Bank of Montreal	9/6/2016	SGD	1,402,000	USD	1,043,155	14,143
Canadian Imperial Bank of Commerce	9/6/2016	SGD	32,849,400	USD	24,448,066	337,920
JP Morgan & Chase Co.	9/6/2016	SGD	39,754,916	USD	29,589,237	410,718
JP Morgan & Chase Co.	9/6/2016	SGD	9,360,900	USD	6,967,236	96,710
RBC Capital Markets	9/6/2016	SGD	16,376,900	USD	12,188,767	168,776

State Street Bank & Trust Co.	9/6/2016	SGD	56,217,368	USD	41,840,540	579,238
The Bank of Nova Scotia	9/6/2016	SGD	6,396,000	USD	4,760,345	65,937
Bank of Montreal	9/6/2016	USD	5,192,511	AUD	6,839,000	(53,442)
Bank of Montreal	9/6/2016	USD	166,801,617	AUD	221,967,100	(7,616)
Bank of Montreal	9/6/2016	USD	204,434,570	CHF	200,826,300	(171,217)
Bank of Montreal	9/6/2016	USD	6,362,666	CHF	6,138,000	(119,617)
Bank of Montreal	9/6/2016	USD	69,816,710	DKK	466,651,400	145,558
Bank of Montreal	9/6/2016	USD	1,381,465	DKK	9,175,500	(5,837)
Bank of Montreal	9/6/2016	USD	154,962,896	EUR	139,115,548	255,344
Bank of Montreal	9/6/2016	USD	20,582,208	EUR	18,380,500	(74,157)
Bank of Montreal	9/6/2016	USD	13,432,572	GBP	10,111,500	(152,638)
Bank of Montreal	9/6/2016	USD	101,735,892	GBP	77,674,327	277,650
Bank of Montreal	9/6/2016	USD	99,708,590	HKD	773,381,700	(8,147)
Bank of Montreal	9/6/2016	USD	2,255,600	HKD	17,495,000	(234)
Bank of Montreal	9/6/2016	USD	163,249	HKD	1,266,000	(43)
Bank of Montreal	9/6/2016	USD	433,299	ILS	1,650,500	3,730
Bank of Montreal	9/6/2016	USD	27,572,774	ILS	104,296,500	43,500
Bank of Montreal	9/6/2016	USD	16,596,378	JPY	1,698,750,500	(173,127)
Bank of Montreal	9/6/2016	USD	185,647,739	JPY	19,200,246,100	(22,793)
Bank of Montreal	9/6/2016	USD	441,995	NOK	3,722,500	4,743
Bank of Montreal	9/6/2016	USD	5,338,640	NOK	44,530,100	5,416
Bank of Montreal	9/6/2016	USD	10,039,971	NZD	13,840,600	190
Bank of Montreal	9/6/2016	USD	137,899	NZD	191,500	1,018
Bank of Montreal	9/6/2016	USD	22,291,718	SEK	191,141,900	43,112
Bank of Montreal	9/6/2016	USD	1,920,025	SEK	16,356,500	(8,776)
Bank of Montreal	9/6/2016	USD	943,537	SGD	1,267,500	(13,242)
Bank of Montreal	9/6/2016	USD	23,074,552	SGD	31,446,000	5,555
Canadian Imperial Bank of Commerce	9/6/2016	USD	95,144,201	AUD	126,597,300	(14,471)
Canadian Imperial Bank of Commerce	9/6/2016	USD	774,719	AUD	1,013,000	(13,515)
Canadian Imperial Bank of Commerce	9/6/2016	USD	5,193,331	AUD	6,839,000	(54,263)
Canadian Imperial Bank of Commerce	9/6/2016	USD	1,348,238	AUD	1,791,500	(2,041)
Canadian Imperial Bank of Commerce	9/6/2016	USD	929,830	CHF	912,500	(1,713)
Canadian Imperial Bank of Commerce	9/6/2016	USD	1,627,517	CHF	1,573,000	(27,596)
Canadian Imperial Bank of Commerce	9/6/2016	USD	121,011,959	CHF	118,900,300	(76,733)
Canadian Imperial Bank of Commerce	9/6/2016	USD	6,361,281	CHF	6,138,000	(118,232)
Canadian Imperial Bank of Commerce	9/6/2016	USD	361,141	DKK	2,402,000	(1,024)
Canadian Imperial Bank of Commerce	9/6/2016	USD	25,951,740	DKK	173,425,100	48,853
Canadian Imperial Bank of Commerce	9/6/2016	USD	190,448	DKK	1,276,500	930
Canadian Imperial Bank of Commerce	9/6/2016	USD	1,381,135	DKK	9,175,500	(5,507)
Canadian Imperial Bank of Commerce	9/6/2016	USD	20,577,613	EUR	18,380,500	(69,561)
Canadian Imperial Bank of Commerce	9/6/2016	USD	446,748	EUR	399,007	(1,556)
Canadian Imperial Bank of Commerce	9/6/2016	USD	3,033,485	EUR	2,734,000	16,977
Canadian Imperial Bank of Commerce	9/6/2016	USD	5,331,791	EUR	4,767,500	(12,450)
Canadian Imperial Bank of Commerce	9/6/2016	USD	964,261,247	EUR	865,778,897	1,731,972
Canadian Imperial Bank of Commerce	9/6/2016	USD	7,987,919	EUR	7,134,300	(27,820)
Canadian Imperial Bank of Commerce	9/6/2016	USD	1,972,767	GBP	1,512,000	13,018
Canadian Imperial Bank of Commerce	9/6/2016	USD	13,431,813	GBP	10,111,500	(151,879)
Canadian Imperial Bank of Commerce	9/6/2016	USD	3,437,726	GBP	2,607,000	(13,824)
Canadian Imperial Bank of Commerce	9/6/2016	USD	320,617,310	GBP	244,802,100	893,414

Canadian Imperial Bank of Commerce	9/6/2016	USD	2,255,347	HKD	17,495,000	19
Canadian Imperial Bank of Commerce	9/6/2016	USD	87,516,930	HKD	678,846,948	(3,428)
Canadian Imperial Bank of Commerce	9/6/2016	USD	334,794	HKD	2,596,000	(131)
Canadian Imperial Bank of Commerce	9/6/2016	USD	586,061	HKD	4,546,500	51
Canadian Imperial Bank of Commerce	9/6/2016	USD	433,296	ILS	1,650,500	3,733
Canadian Imperial Bank of Commerce	9/6/2016	USD	60,920	ILS	232,500	643
Canadian Imperial Bank of Commerce	9/6/2016	USD	106,176	ILS	404,500	930
Canadian Imperial Bank of Commerce	9/6/2016	USD	9,776,042	ILS	36,981,300	16,096
Canadian Imperial Bank of Commerce	9/6/2016	USD	4,282,385	JPY	437,898,500	(48,851)
Canadian Imperial Bank of Commerce	9/6/2016	USD	16,593,411	JPY	1,698,750,500	(170,160)
Canadian Imperial Bank of Commerce	9/6/2016	USD	157,257,220	JPY	16,265,900,500	(1,063)
Canadian Imperial Bank of Commerce	9/6/2016	USD	2,401,076	JPY	245,689,500	(25,789)
Canadian Imperial Bank of Commerce	9/6/2016	USD	63,243	NOK	536,000	1,082
Canadian Imperial Bank of Commerce	9/6/2016	USD	441,981	NOK	3,722,500	4,756
Canadian Imperial Bank of Commerce	9/6/2016	USD	7,192,936	NOK	59,997,000	7,301
Canadian Imperial Bank of Commerce	9/6/2016	USD	109,863	NOK	933,500	2,166
Canadian Imperial Bank of Commerce	9/6/2016	USD	137,928	NZD	191,500	989
Canadian Imperial Bank of Commerce	9/6/2016	USD	580,840	NZD	806,700	4,351
Canadian Imperial Bank of Commerce	9/6/2016	USD	20,329	NZD	28,500	346
Canadian Imperial Bank of Commerce	9/6/2016	USD	1,959,866	NZD	2,701,400	(233)
Canadian Imperial Bank of Commerce	9/6/2016	USD	36,159	NZD	50,500	475
Canadian Imperial Bank of Commerce	9/6/2016	USD	1,919,428	SEK	16,356,500	(8,179)
Canadian Imperial Bank of Commerce	9/6/2016	USD	491,496	SEK	4,215,500	1,083
Canadian Imperial Bank of Commerce	9/6/2016	USD	281,482	SEK	2,412,000	359
Canadian Imperial Bank of Commerce	9/6/2016	USD	51,127,392	SEK	438,463,400	106,826
Canadian Imperial Bank of Commerce	9/6/2016	USD	237,391	SGD	318,500	(3,625)
Canadian Imperial Bank of Commerce	9/6/2016	USD	22,804,711	SGD	31,079,400	6,327
Canadian Imperial Bank of Commerce	9/6/2016	USD	943,565	SGD	1,267,500	(13,270)
Canadian Imperial Bank of Commerce	9/6/2016	USD	136,641	SGD	184,000	(1,592)
JP Morgan & Chase Co.	9/6/2016	USD	1,348,168	AUD	1,791,500	(1,971)
JP Morgan & Chase Co.	9/6/2016	USD	9,599,122	AUD	12,642,500	(99,096)
JP Morgan & Chase Co.	9/6/2016	USD	3,885,938	AUD	5,065,500	(79,540)
JP Morgan & Chase Co.	9/6/2016	USD	3,517,299	AUD	4,633,000	(35,898)
JP Morgan & Chase Co.	9/6/2016	USD	116,636,424	AUD	155,209,779	(6,257)
JP Morgan & Chase Co.	9/6/2016	USD	774,602	AUD	1,013,000	(13,397)
JP Morgan & Chase Co.	9/6/2016	USD	1,627,493	CHF	1,573,000	(27,572)
JP Morgan & Chase Co.	9/6/2016	USD	4,779,619	CHF	4,643,500	(56,647)
JP Morgan & Chase Co.	9/6/2016	USD	170,960,168	CHF	167,976,913	(108,405)
JP Morgan & Chase Co.	9/6/2016	USD	11,837,592	CHF	11,419,500	(222,652)
JP Morgan & Chase Co.	9/6/2016	USD	4,234,726	CHF	4,096,500	(68,116)
JP Morgan & Chase Co.	9/6/2016	USD	929,857	CHF	912,500	(1,740)
JP Morgan & Chase Co.	9/6/2016	USD	958,578	DKK	6,370,500	(3,487)
JP Morgan & Chase Co.	9/6/2016	USD	48,771,209	DKK	325,862,396	83,401
JP Morgan & Chase Co.	9/6/2016	USD	361,118	DKK	2,402,000	(1,001)
JP Morgan & Chase Co.	9/6/2016	USD	2,551,853	DKK	16,950,000	(10,640)
JP Morgan & Chase Co.	9/6/2016	USD	937,417	DKK	6,228,000	(3,690)
JP Morgan & Chase Co.	9/6/2016	USD	190,437	DKK	1,276,500	941
JP Morgan & Chase Co.	9/6/2016	USD	592,536,684	EUR	532,019,470	1,064,293
JP Morgan & Chase Co.	9/6/2016	USD	15,656,039	EUR	13,984,500	(52,827)

JP Morgan & Chase Co.	9/6/2016	USD	13,920,111	EUR	12,433,500	(47,428)
JP Morgan & Chase Co.	9/6/2016	USD	5,331,438	EUR	4,767,500	(12,098)
JP Morgan & Chase Co.	9/6/2016	USD	37,950,600	EUR	33,891,000	(136,700)
JP Morgan & Chase Co.	9/6/2016	USD	3,033,359	EUR	2,734,000	17,102
JP Morgan & Chase Co.	9/6/2016	USD	12,769,142	GBP	9,612,278	(144,862)
JP Morgan & Chase Co.	9/6/2016	USD	9,923,020	GBP	7,703,000	193,711
JP Morgan & Chase Co.	9/6/2016	USD	9,024,689	GBP	6,815,000	(74,212)
JP Morgan & Chase Co.	9/6/2016	USD	325,794,386	GBP	248,754,971	907,840
JP Morgan & Chase Co.	9/6/2016	USD	1,972,643	GBP	1,512,000	13,142
JP Morgan & Chase Co.	9/6/2016	USD	3,437,525	GBP	2,607,000	(13,623)
JP Morgan & Chase Co.	9/6/2016	USD	1,509,029	HKD	11,702,000	(467)
JP Morgan & Chase Co.	9/6/2016	USD	4,128,928	HKD	32,026,000	(299)
JP Morgan & Chase Co.	9/6/2016	USD	334,777	HKD	2,596,000	(114)
JP Morgan & Chase Co.	9/6/2016	USD	61,212,630	HKD	474,811,070	(2,398)
JP Morgan & Chase Co.	9/6/2016	USD	10,000,000	HKD	77,558,500	(1,552)
JP Morgan & Chase Co.	9/6/2016	USD	586,032	HKD	4,546,500	80
JP Morgan & Chase Co.	9/6/2016	USD	1,691,925	HKD	13,118,500	(754)
JP Morgan & Chase Co.	9/6/2016	USD	780,223	ILS	2,972,000	6,721
JP Morgan & Chase Co.	9/6/2016	USD	307,634	ILS	1,167,000	1,371
JP Morgan & Chase Co.	9/6/2016	USD	10,000,000	ILS	38,200,820	115,050
JP Morgan & Chase Co.	9/6/2016	USD	60,918	ILS	232,500	645
JP Morgan & Chase Co.	9/6/2016	USD	106,176	ILS	404,500	930
JP Morgan & Chase Co.	9/6/2016	USD	288,658	ILS	1,100,000	2,607
JP Morgan & Chase Co.	9/6/2016	USD	2,984,749	ILS	11,290,098	4,713
JP Morgan & Chase Co.	9/6/2016	USD	12,296,563	JPY	1,243,921,500	(270,526)
JP Morgan & Chase Co.	9/6/2016	USD	4,282,027	JPY	437,898,500	(48,494)
JP Morgan & Chase Co.	9/6/2016	USD	2,400,885	JPY	245,689,500	(25,597)
JP Morgan & Chase Co.	9/6/2016	USD	11,361,345	JPY	1,157,787,000	(168,044)
JP Morgan & Chase Co.	9/6/2016	USD	448,833,151	JPY	46,425,056,927	(3,035)
JP Morgan & Chase Co.	9/6/2016	USD	248,010,794	JPY	25,389,733,000	(2,546,867)
JP Morgan & Chase Co.	9/6/2016	USD	30,656,712	JPY	3,137,880,000	(320,184)
JP Morgan & Chase Co.	9/6/2016	USD	286,884	NOK	2,420,000	3,540
JP Morgan & Chase Co.	9/6/2016	USD	820,339	NOK	6,909,000	8,810
JP Morgan & Chase Co.	9/6/2016	USD	11,928,516	NOK	99,496,419	12,045
JP Morgan & Chase Co.	9/6/2016	USD	109,862	NOK	933,500	2,167
JP Morgan & Chase Co.	9/6/2016	USD	63,247	NOK	536,000	1,078
JP Morgan & Chase Co.	9/6/2016	USD	327,397	NOK	2,690,000	(4,570)
JP Morgan & Chase Co.	9/6/2016	USD	20,329	NZD	28,500	346
JP Morgan & Chase Co.	9/6/2016	USD	1,386,467	NZD	1,911,380	74
JP Morgan & Chase Co.	9/6/2016	USD	103,015	NZD	143,000	720
JP Morgan & Chase Co.	9/6/2016	USD	36,159	NZD	50,500	475
JP Morgan & Chase Co.	9/6/2016	USD	253,095	NZD	351,500	1,888
JP Morgan & Chase Co.	9/6/2016	USD	94,102	NZD	130,500	564
JP Morgan & Chase Co.	9/6/2016	USD	491,484	SEK	4,215,500	1,095
JP Morgan & Chase Co.	9/6/2016	USD	3,530,379	SEK	30,075,000	(16,131)
JP Morgan & Chase Co.	9/6/2016	USD	281,484	SEK	2,412,000	357
JP Morgan & Chase Co.	9/6/2016	USD	1,289,206	SEK	11,012,000	(2,460)
JP Morgan & Chase Co.	9/6/2016	USD	57,512,023	SEK	493,217,358	120,166
JP Morgan & Chase Co.	9/6/2016	USD	1,463,458	SEK	12,367,500	(18,322)

JP Morgan & Chase Co.	9/6/2016	USD	237,377	SGD	318,500	(3,610)
JP Morgan & Chase Co.	9/6/2016	USD	1,759,250	SGD	2,363,500	(24,536)
JP Morgan & Chase Co.	9/6/2016	USD	600,756	SGD	805,500	(9,551)
JP Morgan & Chase Co.	9/6/2016	USD	690,198	SGD	927,000	(9,817)
JP Morgan & Chase Co.	9/6/2016	USD	136,640	SGD	184,000	(1,591)
JP Morgan & Chase Co.	9/6/2016	USD	32,667,217	SGD	44,517,316	6,713
RBC Capital Markets	9/6/2016	USD	6,344,639	AUD	8,356,500	(65,267)
RBC Capital Markets	9/6/2016	USD	7,836,050	CHF	7,559,500	(147,172)
RBC Capital Markets	9/6/2016	USD	80,403,632	CHF	78,982,900	(68,975)
RBC Capital Markets	9/6/2016	USD	14,819,710	DKK	99,010,600	24,360
RBC Capital Markets	9/6/2016	USD	1,677,178	DKK	11,139,000	(7,174)
RBC Capital Markets	9/6/2016	USD	185,645,065	EUR	166,657,000	302,562
RBC Capital Markets	9/6/2016	USD	25,006,927	EUR	22,332,000	(89,987)
RBC Capital Markets	9/6/2016	USD	16,388,829	GBP	12,337,000	(186,035)
RBC Capital Markets	9/6/2016	USD	147,307,471	GBP	112,465,192	398,637
RBC Capital Markets	9/6/2016	USD	2,712,045	HKD	21,035,500	(255)
RBC Capital Markets	9/6/2016	USD	5,097,049	ILS	19,278,900	7,738
RBC Capital Markets	9/6/2016	USD	693,278	ILS	2,640,300	5,837
RBC Capital Markets	9/6/2016	USD	20,202,046	JPY	2,068,043,000	(208,533)
RBC Capital Markets	9/6/2016	USD	361,655,236	JPY	37,403,076,700	(48,200)
RBC Capital Markets	9/6/2016	USD	539,432	NOK	4,543,000	5,773
RBC Capital Markets	9/6/2016	USD	14,508,012	NOK	121,008,800	14,249
RBC Capital Markets	9/6/2016	USD	1,264,742	NZD	1,743,500	17
RBC Capital Markets	9/6/2016	USD	167,419	NZD	232,500	1,240
RBC Capital Markets	9/6/2016	USD	2,349,019	SEK	20,011,000	(10,744)
RBC Capital Markets	9/6/2016	USD	28,185,334	SEK	241,666,300	53,246
RBC Capital Markets	9/6/2016	USD	1,308,109	SGD	1,757,000	(18,541)
RBC Capital Markets	9/6/2016	USD	10,728,407	SGD	14,619,900	2,016
State Street Bank & Trust Co.	9/6/2016	USD	2,486,706	AUD	3,265,000	(33,268)
State Street Bank & Trust Co.	9/6/2016	USD	14,007,311	AUD	18,449,000	(144,074)
State Street Bank & Trust Co.	9/6/2016	USD	185,053,396	AUD	246,252,579	(10,419)
State Street Bank & Trust Co.	9/6/2016	USD	3,517,304	AUD	4,633,000	(35,903)
State Street Bank & Trust Co.	9/6/2016	USD	4,353,996	AUD	5,727,600	(50,072)
State Street Bank & Trust Co.	9/6/2016	USD	4,093,413	AUD	5,340,500	(80,371)
State Street Bank & Trust Co.	9/6/2016	USD	3,885,806	AUD	5,065,500	(79,408)
State Street Bank & Trust Co.	9/6/2016	USD	4,779,373	CHF	4,643,500	(56,401)
State Street Bank & Trust Co.	9/6/2016	USD	923,343	CHF	897,000	(10,991)
State Street Bank & Trust Co.	9/6/2016	USD	225,853,610	CHF	221,870,682	(185,710)
State Street Bank & Trust Co.	9/6/2016	USD	4,858,761	CHF	4,763,500	(13,736)
State Street Bank & Trust Co.	9/6/2016	USD	4,234,734	CHF	4,096,500	(68,125)
State Street Bank & Trust Co.	9/6/2016	USD	17,302,559	CHF	16,691,000	(325,900)
State Street Bank & Trust Co.	9/6/2016	USD	3,040,021	CHF	2,975,500	(13,597)
State Street Bank & Trust Co.	9/6/2016	USD	1,018,502	DKK	6,809,500	2,405
State Street Bank & Trust Co.	9/6/2016	USD	30,735,318	DKK	205,354,096	52,199
State Street Bank & Trust Co.	9/6/2016	USD	629,640	DKK	4,218,000	2,739
State Street Bank & Trust Co.	9/6/2016	USD	3,723,021	DKK	24,728,500	(15,624)
State Street Bank & Trust Co.	9/6/2016	USD	958,567	DKK	6,370,500	(3,476)
State Street Bank & Trust Co.	9/6/2016	USD	42,924	DKK	284,100	(331)
State Street Bank & Trust Co.	9/6/2016	USD	937,398	DKK	6,228,000	(3,671)

State Street Bank & Trust Co.	9/6/2016	USD	55,376,759	EUR	49,454,000	(198,435)
State Street Bank & Trust Co.	9/6/2016	USD	748,494,223	EUR	671,865,901	1,140,478
State Street Bank & Trust Co.	9/6/2016	USD	281,644	EUR	252,300	(140)
State Street Bank & Trust Co.	9/6/2016	USD	612,672	EUR	547,000	(2,357)
State Street Bank & Trust Co.	9/6/2016	USD	13,920,111	EUR	12,433,500	(47,428)
State Street Bank & Trust Co.	9/6/2016	USD	15,655,536	EUR	13,984,500	(52,323)
State Street Bank & Trust Co.	9/6/2016	USD	16,118,937	EUR	14,490,000	48,288
State Street Bank & Trust Co.	9/6/2016	USD	472,956	EUR	420,800	(3,449)
State Street Bank & Trust Co.	9/6/2016	USD	10,000,000	EUR	8,956,922	(6,310)
State Street Bank & Trust Co.	9/6/2016	USD	9,833,756	EUR	8,859,000	50,678
State Street Bank & Trust Co.	9/6/2016	USD	36,273,746	GBP	27,305,500	(412,080)
State Street Bank & Trust Co.	9/6/2016	USD	9,923,005	GBP	7,703,000	193,727
State Street Bank & Trust Co.	9/6/2016	USD	10,393,055	GBP	7,987,500	97,324
State Street Bank & Trust Co.	9/6/2016	USD	399,037	GBP	301,300	(3,325)
State Street Bank & Trust Co.	9/6/2016	USD	5,001,720	GBP	3,741,800	(87,429)
State Street Bank & Trust Co.	9/6/2016	USD	577,360,423	GBP	440,823,331	1,594,694
State Street Bank & Trust Co.	9/6/2016	USD	231,788	GBP	174,000	(3,265)
State Street Bank & Trust Co.	9/6/2016	USD	6,412,967	GBP	4,903,000	26,386
State Street Bank & Trust Co.	9/6/2016	USD	9,024,771	GBP	6,815,000	(74,293)
State Street Bank & Trust Co.	9/6/2016	USD	1,509,076	HKD	11,702,000	(514)
State Street Bank & Trust Co.	9/6/2016	USD	1,074,626	HKD	8,330,500	(701)
State Street Bank & Trust Co.	9/6/2016	USD	1,691,931	HKD	13,118,500	(761)
State Street Bank & Trust Co.	9/6/2016	USD	364,412	HKD	2,827,100	43
State Street Bank & Trust Co.	9/6/2016	USD	29,229,859	HKD	226,719,240	(2,366)
State Street Bank & Trust Co.	9/6/2016	USD	6,011,675	HKD	46,628,500	(566)
State Street Bank & Trust Co.	9/6/2016	USD	1,752,505	HKD	13,588,500	(745)
State Street Bank & Trust Co.	9/6/2016	USD	197,698	ILS	757,500	2,877
State Street Bank & Trust Co.	9/6/2016	USD	214,152	ILS	815,500	1,782
State Street Bank & Trust Co.	9/6/2016	USD	1,150,348	ILS	4,381,000	9,680
State Street Bank & Trust Co.	9/6/2016	USD	318,562	ILS	1,215,000	3,153
State Street Bank & Trust Co.	9/6/2016	USD	1,715,245	ILS	6,487,878	2,656
State Street Bank & Trust Co.	9/6/2016	USD	307,650	ILS	1,167,000	1,355
State Street Bank & Trust Co.	9/6/2016	USD	288,727	ILS	1,100,000	2,538
State Street Bank & Trust Co.	9/6/2016	USD	612,924,838	JPY	63,391,322,300	(67,550)
State Street Bank & Trust Co.	9/6/2016	USD	6,962,470	JPY	701,792,600	(177,650)
State Street Bank & Trust Co.	9/6/2016	USD	44,752,873	JPY	4,581,011,500	(464,378)
State Street Bank & Trust Co.	9/6/2016	USD	12,947,553	JPY	1,318,083,000	(204,535)
State Street Bank & Trust Co.	9/6/2016	USD	11,361,201	JPY	1,157,787,000	(167,899)
State Street Bank & Trust Co.	9/6/2016	USD	20,000,000	JPY	2,020,900,000	(462,258)
State Street Bank & Trust Co.	9/6/2016	USD	7,737,595	JPY	786,653,500	(132,353)
State Street Bank & Trust Co.	9/6/2016	USD	12,296,692	JPY	1,243,921,500	(270,655)
State Street Bank & Trust Co.	9/6/2016	USD	16,473,065	NOK	137,401,919	16,533
State Street Bank & Trust Co.	9/6/2016	USD	338,957	NOK	2,849,000	2,951
State Street Bank & Trust Co.	9/6/2016	USD	1,197,813	NOK	10,088,000	12,848
State Street Bank & Trust Co.	9/6/2016	USD	327,380	NOK	2,690,000	(4,553)
State Street Bank & Trust Co.	9/6/2016	USD	286,869	NOK	2,420,000	3,555
State Street Bank & Trust Co.	9/6/2016	USD	111,353	NOK	939,500	1,396
State Street Bank & Trust Co.	9/6/2016	USD	204,170	NOK	1,737,000	4,287
State Street Bank & Trust Co.	9/6/2016	USD	369,034	NZD	512,500	2,740

State Street Bank & Trust Co.	9/6/2016	USD	3,595,734	NZD	4,956,980	128
State Street Bank & Trust Co.	9/6/2016	USD	107,673	NZD	150,500	1,501
State Street Bank & Trust Co.	9/6/2016	USD	94,104	NZD	130,500	563
State Street Bank & Trust Co.	9/6/2016	USD	103,014	NZD	143,000	720
State Street Bank & Trust Co.	9/6/2016	USD	40,150	NZD	55,500	111
State Street Bank & Trust Co.	9/6/2016	USD	65,948	NZD	92,500	1,153
State Street Bank & Trust Co.	9/6/2016	USD	305,574	SEK	2,595,900	(2,245)
State Street Bank & Trust Co.	9/6/2016	USD	5,167,557	SEK	44,023,000	(23,492)
State Street Bank & Trust Co.	9/6/2016	USD	1,289,103	SEK	11,012,000	(2,357)
State Street Bank & Trust Co.	9/6/2016	USD	1,463,382	SEK	12,367,500	(18,246)
State Street Bank & Trust Co.	9/6/2016	USD	83,528,878	SEK	716,217,358	160,745
State Street Bank & Trust Co.	9/6/2016	USD	1,515,599	SEK	12,917,500	(6,196)
State Street Bank & Trust Co.	9/6/2016	USD	912,628	SEK	7,809,000	(151)
State Street Bank & Trust Co.	9/6/2016	USD	108,733	SGD	145,700	(1,795)
State Street Bank & Trust Co.	9/6/2016	USD	600,789	SGD	805,500	(9,584)
State Street Bank & Trust Co.	9/6/2016	USD	36,212,929	SGD	49,351,668	9,223
State Street Bank & Trust Co.	9/6/2016	USD	690,181	SGD	927,000	(9,800)
State Street Bank & Trust Co.	9/6/2016	USD	2,569,472	SGD	3,451,500	(36,209)
State Street Bank & Trust Co.	9/6/2016	USD	703,991	SGD	946,000	(9,665)
State Street Bank & Trust Co.	9/6/2016	USD	438,387	SGD	590,000	(5,350)
The Bank of New York Mellon	9/6/2016	USD	1,385,952	CHF	1,337,000	(26,070)
The Bank of New York Mellon	9/6/2016	USD	5,167,360	DKK	34,531,400	9,727
The Bank of New York Mellon	9/6/2016	USD	30,565	DKK	203,000	(131)
The Bank of New York Mellon	9/6/2016	USD	1,956,453	EUR	1,747,200	(7,014)
The Bank of New York Mellon	9/6/2016	USD	1,304,774	GBP	982,200	(14,802)
The Bank of New York Mellon	9/6/2016	USD	1,621,409	GBP	1,238,000	4,518
The Bank of New York Mellon	9/6/2016	USD	27,631,005	HKD	214,326,800	(1,082)
The Bank of New York Mellon	9/6/2016	USD	1,325,817	HKD	10,283,100	(172)
The Bank of New York Mellon	9/6/2016	USD	329,509,868	JPY	34,082,853,200	(2,228)
The Bank of New York Mellon	9/6/2016	USD	347,742	JPY	35,597,000	(3,596)
The Bank of New York Mellon	9/6/2016	USD	5,325,473	NOK	44,420,300	5,406
The Bank of New York Mellon	9/6/2016	USD	655,621	SEK	5,585,300	(2,982)
The Bank of Nova Scotia	9/6/2016	USD	2,486,983	AUD	3,265,000	(33,546)
The Bank of Nova Scotia	9/6/2016	USD	185,335,593	AUD	246,617,600	(18,326)
The Bank of Nova Scotia	9/6/2016	USD	1,936,368	AUD	2,550,000	(20,207)
The Bank of Nova Scotia	9/6/2016	USD	9,468,791	AUD	12,471,900	(96,960)
The Bank of Nova Scotia	9/6/2016	USD	4,093,867	AUD	5,340,500	(80,825)
The Bank of Nova Scotia	9/6/2016	USD	2,371,110	CHF	2,288,000	(43,952)
The Bank of Nova Scotia	9/6/2016	USD	1,439,084	CHF	1,388,500	(26,820)
The Bank of Nova Scotia	9/6/2016	USD	91,630,877	CHF	90,036,500	(53,443)
The Bank of Nova Scotia	9/6/2016	USD	3,040,133	CHF	2,975,500	(13,709)
The Bank of Nova Scotia	9/6/2016	USD	4,858,756	CHF	4,763,500	(13,731)
The Bank of Nova Scotia	9/6/2016	USD	629,679	DKK	4,218,000	2,701
The Bank of Nova Scotia	9/6/2016	USD	128,357	DKK	857,800	248
The Bank of Nova Scotia	9/6/2016	USD	503,960	DKK	3,312,000	(7,412)
The Bank of Nova Scotia	9/6/2016	USD	1,018,529	DKK	6,809,500	2,378
The Bank of Nova Scotia	9/6/2016	USD	505,814	DKK	3,360,500	(1,995)
The Bank of Nova Scotia	9/6/2016	USD	264,027,500	EUR	237,074,500	488,487
The Bank of Nova Scotia	9/6/2016	USD	7,578,166	EUR	6,769,000	(25,651)

The Bank of Nova Scotia	9/6/2016	USD	9,834,022	EUR	8,859,000	50,412
The Bank of Nova Scotia	9/6/2016	USD	16,119,183	EUR	14,490,000	48,041
The Bank of Nova Scotia	9/6/2016	USD	420,823,146	GBP	321,329,800	1,195,197
The Bank of Nova Scotia	9/6/2016	USD	6,413,320	GBP	4,903,000	26,033
The Bank of Nova Scotia	9/6/2016	USD	4,958,768	GBP	3,733,000	(56,034)
The Bank of Nova Scotia	9/6/2016	USD	10,393,175	GBP	7,987,500	97,204
The Bank of Nova Scotia	9/6/2016	USD	829,307	HKD	6,433,000	2
The Bank of Nova Scotia	9/6/2016	USD	1,074,644	HKD	8,330,500	(718)
The Bank of Nova Scotia	9/6/2016	USD	1,752,498	HKD	13,588,500	(737)
The Bank of Nova Scotia	9/6/2016	USD	5,801,326	HKD	45,001,700	64
The Bank of Nova Scotia	9/6/2016	USD	318,815	ILS	1,215,000	2,900
The Bank of Nova Scotia	9/6/2016	USD	160,131	ILS	610,000	1,389
The Bank of Nova Scotia	9/6/2016	USD	4,313,343	ILS	16,319,100	7,730
The Bank of Nova Scotia	9/6/2016	USD	197,657	ILS	757,500	2,918
The Bank of Nova Scotia	9/6/2016	USD	233,446,176	JPY	24,147,712,167	10,090
The Bank of Nova Scotia	9/6/2016	USD	6,104,148	JPY	624,911,500	(62,602)
The Bank of Nova Scotia	9/6/2016	USD	7,738,132	JPY	786,653,500	(132,890)
The Bank of Nova Scotia	9/6/2016	USD	12,947,719	JPY	1,318,083,000	(204,701)
The Bank of Nova Scotia	9/6/2016	USD	2,016,611	NOK	16,821,600	2,149
The Bank of Nova Scotia	9/6/2016	USD	161,950	NOK	1,364,000	1,744
The Bank of Nova Scotia	9/6/2016	USD	338,944	NOK	2,849,000	2,964
The Bank of Nova Scotia	9/6/2016	USD	204,179	NOK	1,737,000	4,278
The Bank of Nova Scotia	9/6/2016	USD	1,946,046	NZD	2,682,500	(124)
The Bank of Nova Scotia	9/6/2016	USD	107,666	NZD	150,500	1,509
The Bank of Nova Scotia	9/6/2016	USD	65,951	NZD	92,500	1,150
The Bank of Nova Scotia	9/6/2016	USD	51,500	NZD	71,500	367
The Bank of Nova Scotia	9/6/2016	USD	711,508	SEK	6,063,000	(3,050)
The Bank of Nova Scotia	9/6/2016	USD	912,668	SEK	7,809,000	(191)
The Bank of Nova Scotia	9/6/2016	USD	30,501,030	SEK	261,586,900	65,262
The Bank of Nova Scotia	9/6/2016	USD	1,515,950	SEK	12,917,500	(6,547)
The Bank of Nova Scotia	9/6/2016	USD	438,393	SGD	590,000	(5,356)
The Bank of Nova Scotia	9/6/2016	USD	704,005	SGD	946,000	(9,679)
The Bank of Nova Scotia	9/6/2016	USD	335,728	SGD	451,000	(4,712)
The Bank of Nova Scotia	9/6/2016	USD	3,234,966	SGD	4,409,000	1,064
Bank of Montreal	10/5/2016	CHF	1,474,000	USD	1,503,200	1,259
Bank of Montreal	10/5/2016	CHF	200,826,300	USD	204,788,967	155,728
Canadian Imperial Bank of Commerce	10/5/2016	CHF	118,900,300	USD	121,229,111	74,893
JP Morgan & Chase Co.	10/5/2016	CHF	167,976,913	USD	171,251,237	90,090
RBC Capital Markets	10/5/2016	CHF	78,982,900	USD	80,550,000	69,871
State Street Bank & Trust Co.	10/5/2016	CHF	221,870,682	USD	226,264,743	188,198
The Bank of Nova Scotia	10/5/2016	CHF	90,036,500	USD	91,795,298	52,032
Bank of Montreal	10/5/2016	DKK	466,651,400	USD	69,928,132	(127,057)
Canadian Imperial Bank of Commerce	10/5/2016	DKK	173,425,100	USD	25,983,040	(52,086)
JP Morgan & Chase Co.	10/5/2016	DKK	325,862,396	USD	48,830,041	(89,456)
RBC Capital Markets	10/5/2016	DKK	99,010,600	USD	14,837,239	(26,547)
State Street Bank & Trust Co.	10/5/2016	DKK	205,354,096	USD	30,773,012	(55,396)
The Bank of New York Mellon	10/5/2016	DKK	34,531,400	USD	5,173,538	(10,425)
The Bank of Nova Scotia	10/5/2016	DKK	857,800	USD	128,514	(262)
Bank of Montreal	10/5/2016	EUR	139,115,548	USD	155,158,353	(260,103)

Canadian Imperial Bank of Commerce	10/5/2016	EUR	865,778,897	USD	965,473,337	(1,765,923)
JP Morgan & Chase Co.	10/5/2016	EUR	532,019,470	USD	593,249,590	(1,117,078)
RBC Capital Markets	10/5/2016	EUR	166,657,000	USD	185,877,219	(310,264)
RBC Capital Markets	10/5/2016	EUR	50,275,000	USD	56,070,300	(96,412)
State Street Bank & Trust Co.	10/5/2016	EUR	671,865,901	USD	749,450,960	(1,150,700)
The Bank of Nova Scotia	10/5/2016	EUR	237,074,500	USD	264,364,146	(493,042)
Bank of Montreal	10/5/2016	GBP	77,674,327	USD	101,809,294	(276,910)
Canadian Imperial Bank of Commerce	10/5/2016	GBP	244,802,100	USD	320,848,648	(891,084)
JP Morgan & Chase Co.	10/5/2016	GBP	248,754,971	USD	326,020,753	(914,179)
RBC Capital Markets	10/5/2016	GBP	112,465,192	USD	147,415,775	(395,542)
State Street Bank & Trust Co.	10/5/2016	GBP	14,376,000	USD	18,844,219	(49,942)
State Street Bank & Trust Co.	10/5/2016	GBP	440,823,331	USD	577,781,850	(1,585,650)
The Bank of New York Mellon	10/5/2016	GBP	1,238,000	USD	1,622,647	(4,438)
The Bank of Nova Scotia	10/5/2016	GBP	321,329,800	USD	421,128,409	(1,190,533)
Bank of Montreal	10/5/2016	HKD	373,000	USD	48,101	1
Bank of Montreal	10/5/2016	HKD	773,381,700	USD	99,737,007	4,972
Bank of Montreal	10/5/2016	HKD	73,025,000	USD	9,417,254	258
Canadian Imperial Bank of Commerce	10/5/2016	HKD	678,846,948	USD	87,540,630	(603)
JP Morgan & Chase Co.	10/5/2016	HKD	474,811,070	USD	61,229,207	(422)
State Street Bank & Trust Co.	10/5/2016	HKD	226,719,240	USD	29,238,337	1,582
The Bank of New York Mellon	10/5/2016	HKD	214,326,800	USD	27,639,058	380
The Bank of Nova Scotia	10/5/2016	HKD	45,001,700	USD	5,802,897	(332)
Bank of Montreal	10/5/2016	JPY	19,200,246,100	USD	185,893,985	21,913
Canadian Imperial Bank of Commerce	10/5/2016	JPY	16,265,900,500	USD	157,470,357	4,842
JP Morgan & Chase Co.	10/5/2016	JPY	46,425,056,927	USD	449,413,193	(14,459)
RBC Capital Markets	10/5/2016	JPY	37,403,076,700	USD	362,152,477	64,026
State Street Bank & Trust Co.	10/5/2016	JPY	63,391,322,300	USD	613,766,937	93,739
The Bank of New York Mellon	10/5/2016	JPY	34,082,853,200	USD	329,969,244	22,924
The Bank of Nova Scotia	10/5/2016	JPY	196,114,600	USD	1,906,598	8,069
The Bank of Nova Scotia	10/5/2016	JPY	24,147,712,167	USD	233,758,034	(9,037)
Bank of Montreal	10/5/2016	NOK	44,530,100	USD	5,338,892	(5,496)
Bank of Montreal	10/5/2016	NOK	379,000	USD	45,467	(19)
Canadian Imperial Bank of Commerce	10/5/2016	NOK	59,997,000	USD	7,193,281	(7,404)
JP Morgan & Chase Co.	10/5/2016	NOK	99,496,419	USD	11,929,208	(12,096)
RBC Capital Markets	10/5/2016	NOK	121,008,800	USD	14,508,610	(14,555)
State Street Bank & Trust Co.	10/5/2016	NOK	137,401,919	USD	16,473,723	(16,902)
The Bank of New York Mellon	10/5/2016	NOK	44,420,300	USD	5,325,620	(5,591)
The Bank of Nova Scotia	10/5/2016	NOK	16,821,600	USD	2,016,725	(2,161)
Bank of Montreal	10/5/2016	NZD	138,000	USD	100,006	24
Bank of Montreal	10/5/2016	NZD	13,840,600	USD	10,026,823	(820)
Bank of Montreal	10/5/2016	NZD	55,000	USD	39,844	(4)
Canadian Imperial Bank of Commerce	10/5/2016	NZD	2,701,400	USD	1,957,340	151
JP Morgan & Chase Co.	10/5/2016	NZD	1,911,380	USD	1,384,651	(161)
RBC Capital Markets	10/5/2016	NZD	1,743,500	USD	1,263,110	(72)
State Street Bank & Trust Co.	10/5/2016	NZD	4,956,980	USD	3,591,079	(299)
The Bank of Nova Scotia	10/5/2016	NZD	2,682,500	USD	1,943,552	56
Bank of Montreal	10/5/2016	SEK	25,244,000	USD	2,948,131	(5,959)
Bank of Montreal	10/5/2016	SEK	191,141,900	USD	22,323,924	(43,781)
Canadian Imperial Bank of Commerce	10/5/2016	SEK	438,463,400	USD	51,201,425	(108,204)

JP Morgan & Chase Co.	10/5/2016	SEK	493,217,358	USD	57,593,283	(123,734)
RBC Capital Markets	10/5/2016	SEK	241,666,300	USD	28,225,496	(54,648)
State Street Bank & Trust Co.	10/5/2016	SEK	716,217,358	USD	83,649,975	(162,829)
The Bank of Nova Scotia	10/5/2016	SEK	261,586,900	USD	30,545,194	(66,088)
Bank of Montreal	10/5/2016	SGD	209,000	USD	153,447	60
Bank of Montreal	10/5/2016	SGD	31,446,000	USD	23,069,051	(9,368)
Canadian Imperial Bank of Commerce	10/5/2016	SGD	31,079,400	USD	22,801,532	(7,837)
JP Morgan & Chase Co.	10/5/2016	SGD	44,517,316	USD	32,658,470	(13,071)
RBC Capital Markets	10/5/2016	SGD	14,619,900	USD	10,726,659	(2,978)
State Street Bank & Trust Co.	10/5/2016	SGD	49,351,668	USD	36,209,183	(10,320)
The Bank of Nova Scotia	10/5/2016	SGD	4,409,000	USD	3,234,491	(1,302)
Bank of Montreal	10/5/2016	USD	740,692	CHF	726,000	(930)
Bank of Montreal	10/5/2016	USD	1,884,822	CHF	1,850,000	247
Bank of Montreal	10/5/2016	USD	219,696	DKK	1,463,000	(66)
Bank of Montreal	10/5/2016	USD	393,655	DKK	2,622,500	43
Bank of Montreal	10/5/2016	USD	12,508,182	DKK	83,455,000	20,348
Bank of Montreal	10/5/2016	USD	6,277,476	EUR	5,619,500	571
Bank of Montreal	10/5/2016	USD	4,010,281	GBP	3,051,500	259
Bank of Montreal	10/5/2016	USD	674,451	HKD	5,230,000	(12)
Bank of Montreal	10/5/2016	USD	4,992,686	JPY	515,771,500	350
Bank of Montreal	10/5/2016	USD	404,309	NOK	3,372,000	390
Bank of Montreal	10/5/2016	USD	130,348	NOK	1,086,000	(9)
Bank of Montreal	10/5/2016	USD	42,759	NZD	59,000	(13)
Bank of Montreal	10/5/2016	USD	910,389	SEK	7,778,000	(196)
Bank of Montreal	10/5/2016	USD	584,488	SEK	4,995,000	34
Bank of Montreal	10/5/2016	USD	260,213	SGD	354,500	(43)
Bank of Montreal	10/5/2016	USD	3,477,509	SGD	4,739,000	473
Canadian Imperial Bank of Commerce	10/5/2016	USD	1,884,678	CHF	1,850,000	391
Canadian Imperial Bank of Commerce	10/5/2016	USD	393,656	DKK	2,622,500	42
Canadian Imperial Bank of Commerce	10/5/2016	USD	6,277,881	EUR	5,619,500	167
Canadian Imperial Bank of Commerce	10/5/2016	USD	4,011,014	GBP	3,051,500	(473)
Canadian Imperial Bank of Commerce	10/5/2016	USD	674,408	HKD	5,230,000	31
Canadian Imperial Bank of Commerce	10/5/2016	USD	8,003,767	JPY	826,585,000	(1,835)
Canadian Imperial Bank of Commerce	10/5/2016	USD	14,922,535	JPY	1,538,976,000	(24,150)
Canadian Imperial Bank of Commerce	10/5/2016	USD	4,992,948	JPY	515,771,500	88
Canadian Imperial Bank of Commerce	10/5/2016	USD	130,337	NOK	1,086,000	2
Canadian Imperial Bank of Commerce	10/5/2016	USD	42,751	NZD	59,000	(5)
Canadian Imperial Bank of Commerce	10/5/2016	USD	584,433	SEK	4,995,000	90
Canadian Imperial Bank of Commerce	10/5/2016	USD	260,174	SGD	354,500	(4)
RBC Capital Markets	10/5/2016	USD	3,767,989	EUR	3,371,000	(1,943)
RBC Capital Markets	10/5/2016	USD	2,633,118	HKD	20,416,000	(357)
The Bank of New York Mellon	10/5/2016	USD	1,363,173	CHF	1,337,000	(828)
The Bank of New York Mellon	10/5/2016	USD	1,948,425	EUR	1,747,200	3,529
The Bank of New York Mellon	10/5/2016	USD	652,229	SEK	5,585,300	1,371
Bank of Montreal	10/6/2016	AUD	331,000	USD	248,678	142
Bank of Montreal	10/6/2016	AUD	221,967,100	USD	166,675,095	8,340
Canadian Imperial Bank of Commerce	10/6/2016	AUD	126,597,300	USD	95,070,141	12,985
JP Morgan & Chase Co.	10/6/2016	AUD	155,209,779	USD	116,541,901	710
State Street Bank & Trust Co.	10/6/2016	AUD	246,252,579	USD	184,913,278	11,468

The Bank of Nova Scotia	10/6/2016	AUD	246,617,600	USD	185,192,554	16,664
Bank of Montreal	10/6/2016	USD	13,738,223	AUD	18,294,000	(1,946)
Bank of Montreal	10/6/2016	USD	1,509,803	AUD	2,010,500	(194)
Canadian Imperial Bank of Commerce	10/6/2016	USD	1,509,684	AUD	2,010,500	(76)
RBC Capital Markets	10/6/2016	USD	6,275,381	AUD	8,356,500	(799)
The Bank of Nova Scotia	10/6/2016	USD	2,155,558	AUD	2,870,900	93
Bank of Montreal	10/7/2016	ILS	650,000	USD	172,106	(97)
Bank of Montreal	10/7/2016	ILS	104,296,500	USD	27,582,545	(48,357)
Bank of Montreal	10/7/2016	ILS	24,223,000	USD	6,405,661	(11,653)
Canadian Imperial Bank of Commerce	10/7/2016	ILS	36,981,300	USD	9,779,584	(17,741)
JP Morgan & Chase Co.	10/7/2016	ILS	11,290,098	USD	2,985,780	(5,265)
RBC Capital Markets	10/7/2016	ILS	19,278,900	USD	5,098,970	(8,521)
State Street Bank & Trust Co.	10/7/2016	ILS	6,487,878	USD	1,715,600	(3,211)
The Bank of Nova Scotia	10/7/2016	ILS	16,319,100	USD	4,314,825	(8,536)
Bank of Montreal	10/7/2016	USD	122,410	ILS	462,000	(14)
Canadian Imperial Bank of Commerce	10/7/2016	USD	122,384	ILS	462,000	12

Total net unrealized appreciation						$84,221,402

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli New Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$9,886,680,349	$—	$—	$9,886,680,349
Preferred Stocks	53,921,471	—	—	53,921,471
Short-Term Investments	204,780,638	—	—	204,780,638
Derivatives (i)
Futures Contracts	557,400	—	—	557,400
Forward Foreign Currency Exchange Contracts	—	109,754,249	—	109,754,249

TOTAL	$10,145,939,858	$109,754,249	$—	$10,255,694,107

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Exchange Contracts	$—	$(25,532,847)	$—	$(25,532,847)

TOTAL	$—	$(25,532,847)	$—	$(25,532,847)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended Aug 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF

August 31, 2016 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 95.3%
Brazil - 5.6%
Brazilian Government International Bond 4.875%, 1/22/21 (a)	$110,000	$117,150
10.125%, 5/15/27	30,000	44,925
5.00%, 1/27/45	200,000	187,000

		349,075

Colombia - 5.7%
Colombia Government International Bond 2.625%, 3/15/23 (a)	200,000	196,950
8.125%, 5/21/24	25,000	32,969
6.125%, 1/18/41	100,000	121,125

		351,044

Croatia - 3.6%
Croatia Government International Bond, 144A 6.75%, 11/05/19	100,000	110,437
6.625%, 7/14/20	100,000	111,152

		221,589

Ecuador - 3.3%
Ecuador Government International Bond, 144A 10.50%, 3/24/20	200,000	205,000

Egypt - 1.6%
Egypt Government International Bond, 144A 5.75%, 4/29/20	100,000	102,438

El Salvador - 0.5%
El Salvador Government International Bond, 144A 7.65%, 6/15/35	30,000	32,100

Hungary - 4.9%
Hungary Government International Bond 6.375%, 3/29/21	50,000	57,712
5.75%, 11/22/23	70,000	81,737
5.375%, 3/25/24	106,000	121,704
7.625%, 3/29/41	26,000	39,748

		300,901

Indonesia - 4.6%
Indonesia Government International Bond, 144A 8.50%, 10/12/35	100,000	151,970
6.625%, 2/17/37	100,000	131,098

		283,068

Kazakhstan - 3.4%
Kazakhstan Government International Bond, 144A 4.875%, 10/14/44	200,000	209,020

Lebanon - 0.8%
Lebanon Government International Bond GMTN, 6.375%, 3/09/20	50,000	50,689

Lithuania - 1.9%
Lithuania Government International Bond, 144A 7.375%, 2/11/20	100,000	118,625

Mexico - 4.6%
Mexico Government International Bond 3.625%, 3/15/22	100,000	106,875
4.00%, 10/02/23	30,000	32,662
Series A MTN, 6.75%, 9/27/34	10,000	13,950
MTN, 4.75%, 3/08/44	60,000	66,225
5.55%, 1/21/45	35,000	43,269
5.75%, 10/12/10	20,000	22,900

		285,881

Panama - 3.9%
Panama Government International Bond 5.20%, 1/30/20 (a)	100,000	110,900
6.70%, 1/26/36	95,000	132,762

		243,662

Peru - 5.8%
Peruvian Government International Bond 7.35%, 7/21/25	100,000	138,750
8.75%, 11/21/33	75,000	122,063
5.625%, 11/18/50	75,000	99,000

		359,813

Philippines - 4.4%
Philippine Government International Bond 10.625%, 3/16/25	75,000	123,748
9.50%, 2/02/30	85,000	148,627

		272,375

Poland - 5.1%
Poland Government International Bond 6.375%, 7/15/19	50,000	56,762
5.125%, 4/21/21	70,000	79,582
5.00%, 3/23/22	50,000	57,291
3.00%, 3/17/23	40,000	41,809
4.00%, 1/22/24	70,000	77,829

		313,273

Qatar - 4.7%
Qatar Government International Bond, 144A 9.75%, 6/15/30	90,000	151,448
6.40%, 1/20/40	100,000	138,125

		289,573

Romania - 3.3%
Romanian Government International Bond, 144A 4.375%, 8/22/23	10,000	11,061
4.875%, 1/22/24	86,000	98,380
6.125%, 1/22/44	70,000	94,408

		203,849

Russia - 6.2%
Russian Foreign Bond - Eurobond, 144A 4.875%, 9/16/23	200,000	219,126
12.75%, 6/24/28	90,000	162,637

		381,763

South Africa - 5.2%
South Africa Government International Bond 5.50%, 3/09/20	100,000	108,096
4.665%, 1/17/24	205,000	214,548

		322,644

Sri Lanka - 1.7%
Sri Lanka Government International Bond, 144A 6.25%, 10/04/20	100,000	105,251

Turkey - 3.9%
Turkey Government International Bond 7.00%, 6/05/20	20,000	22,297
7.375%, 2/05/25	55,000	66,286
11.875%, 1/15/30	20,000	33,976
8.00%, 2/14/34	80,000	106,129
7.25%, 3/05/38	10,000	12,564

		241,252

Ukraine - 3.8%
Ukraine Government International Bond, 144A 7.75%, 9/01/20	120,000	118,815
7.75%, 9/01/24	120,000	116,856

		235,671

Uruguay - 5.2%
Uruguay Government International Bond 4.50%, 8/14/24	15,000	16,815
7.625%, 3/21/36	90,000	129,150
5.10%, 6/18/50	165,000	174,488

		320,453

Venezuela - 1.6%
Venezuela Government International Bond 9.25%, 9/15/27	200,000	98,400

TOTAL SOVEREIGN BONDS
(Cost $5,589,955)		5,897,409

SECURITIES LENDING COLLATERAL - 4.3%
Daily Assets Fund “Capital Shares”, 0.48% (b)(c)
(Cost $263,400)	263,400	263,400

TOTAL INVESTMENTS - 99.6%
(Cost $5,853,355)†		$6,160,809
Other assets and liabilities, net - 0.4%		26,662

NET ASSETS - 100.0%		$6,187,471

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $5,921,678. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $239,131. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $314,359 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $75,228.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $255,000, which is 4.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2016, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
2-Year U.S. Treasury Note	USD	2	$436,625	12/30/2016	$63
5-Year U.S. Treasury Note	USD	12	1,455,000	12/30/2016	750
10-Year Ultra U.S. Treasury Note	USD	4	577,500	12/20/2016	62
10-Year U.S. Treasury Note	USD	13	1,701,984	12/20/2016	1,422
Ultra Long U.S. Treasury Bond	USD	1	187,469	12/20/2016	(398)
U.S. Treasury Long Bond	USD	9	1,533,375	12/20/2016	(1,968)

			$5,891,953		$(69)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$5,897,409	$—	$5,897,409
Short-Term Investments	263,400	—	—	263,400
Derivatives (f)
Futures Contracts	2,297	—	—	2,297

TOTAL	$265,697	$5,897,409	$—	$6,163,106

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(2,366)	$—	$—	$(2,366)

TOTAL	$(2,366)	$—	$—	$(2,366)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers High Yield Corporate Bond - Interest Rate Hedged ETF

August 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 95.3%
Basic Materials - 5.4%
Chemicals - 2.5%
Hexion, Inc. 8.875%, 2/01/18	$129,000	$121,260
Huntsman International LLC 4.875%, 11/15/20	106,000	110,505

		231,765

Mining - 2.9%
Alcoa, Inc. 5.125%, 10/01/24 (a)	93,000	98,580
Freeport-McMoRan, Inc. 3.10%, 3/15/20	115,000	106,375
Teck Resources Ltd. 3.75%, 2/01/23 (a)	70,000	60,375

		265,330

Communications - 23.4%
Advertising - 0.6%
Lamar Media Corp. 5.875%, 2/01/22	50,000	52,750

Internet - 1.0%
Netflix, Inc. 5.875%, 2/15/25 (a)	80,000	87,200

Media - 10.6%
Cablevision Systems Corp. 7.75%, 4/15/18	133,000	142,310
CCO Holdings LLC / CCO Holdings Capital Corp. 5.375%, 5/01/25, 144A	80,000	84,500
5.75%, 2/15/26, 144A	40,000	42,900
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	60,000	60,975
CSC Holdings LLC 6.75%, 11/15/21	111,000	118,770
DISH DBS Corp. 5.00%, 3/15/23	155,000	149,590
iHeartCommunications, Inc. 9.00%, 12/15/19	97,000	78,812
Nexstar Broadcasting, Inc. 6.875%, 11/15/20	164,000	171,380
Nielsen Finance LLC / Nielsen Finance Co., 144A 5.00%, 4/15/22	21,000	21,654
Sirius XM Radio, Inc. 6.00%, 7/15/24, 144A	35,000	37,669
5.375%, 7/15/26, 144A	30,000	30,938
Univision Communications, Inc., 144A 8.50%, 5/15/21	28,000	29,134

		968,632

Telecommunications - 11.2%
Avaya, Inc., 144A 7.00%, 4/01/19	222,000	166,500
CenturyLink, Inc. 6.75%, 12/01/23	65,000	68,656
CommScope Technologies Finance LLC, 144A 6.00%, 6/15/25	26,000	27,722
Frontier Communications Corp. 7.125%, 1/15/23	73,000	69,167
11.00%, 9/15/25	60,000	65,025
Hughes Satellite Systems Corp., 144A 5.25%, 8/01/26	45,000	44,752
Level 3 Communications, Inc. 5.75%, 12/01/22	151,000	158,173
Sprint Communications, Inc. 7.00%, 8/15/20	71,000	70,290
Sprint Corp. 7.625%, 2/15/25	100,000	95,438
T-Mobile USA, Inc. 6.633%, 4/28/21	244,000	256,505

		1,022,228

Consumer, Cyclical - 14.6%
Airlines - 1.1%
American Airlines Group, Inc., 144A 5.50%, 10/01/19	95,000	98,444

Auto Manufacturers - 2.6%
General Motors Co. 4.875%, 10/02/23	133,000	145,323
General Motors Financial Co., Inc. 4.00%, 1/15/25	88,000	89,808

		235,131

Auto Parts & Equipment - 1.8%
ZF North America Capital, Inc., 144A 4.75%, 4/29/25	150,000	159,750

Distribution/Wholesale - 0.3%
HD Supply, Inc. 7.50%, 7/15/20	28,000	29,190

Entertainment - 2.1%
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/01/20	90,000	96,750
Regal Entertainment Group 5.75%, 3/15/22	88,000	92,510

		189,260

Lodging - 2.8%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21	151,000	156,242
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 5.50%, 3/01/25	99,000	100,361

		256,603

Retail - 3.9%
1011778 BC ULC / New Red Finance, Inc., 144A 6.00%, 4/01/22	21,000	22,024
Dollar Tree, Inc. 5.75%, 3/01/23	98,000	105,962
L Brands, Inc. 5.625%, 2/15/22	111,000	123,349
Rite Aid Corp., 144A 6.125%, 4/01/23	99,000	107,250

		358,585

Consumer, Non-cyclical - 14.1%
Commercial Services - 2.4%
ADT Corp. 3.50%, 7/15/22 (a)	41,000	39,462
Hertz Corp. 6.75%, 4/15/19	55,000	56,238
RR Donnelley & Sons Co. 6.00%, 4/01/24	45,000	44,887
United Rentals North America, Inc. 5.50%, 7/15/25	71,000	73,485

		214,072

Cosmetics/Personal Care - 0.2%
Edgewell Personal Care Co. 4.70%, 5/19/21	18,000	19,225

Food - 0.5%
Post Holdings, Inc., 144A 5.00%, 8/15/26	45,000	45,000

Healthcare-Products - 1.4%
Hologic, Inc., 144A 5.25%, 7/15/22	20,000	21,350
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A 5.50%, 4/15/25	105,000	103,950

		125,300

Healthcare-Services - 6.6%
CHS/Community Health Systems, Inc. 6.875%, 2/01/22	87,000	72,645
DaVita Inc. 5.00%, 5/01/25	40,000	40,640
Fresenius Medical Care US Finance II, Inc., 144A 5.875%, 1/31/22	155,000	177,087

HCA, Inc. 7.50%, 2/15/22	133,000	151,953
HealthSouth Corp. 5.75%, 11/01/24	45,000	46,890
Tenet Healthcare Corp. 8.125%, 4/01/22	80,000	81,400
6.75%, 6/15/23 (a)	35,000	33,381

		603,996

Pharmaceuticals - 3.0%
Endo Finance LLC, 144A 5.75%, 1/15/22	83,000	77,761
Valeant Pharmaceuticals International, 144A 6.375%, 10/15/20	204,000	195,840

		273,601

Energy - 12.1%
Energy-Alternate Sources - 0.5%
TerraForm Power Operating LLC, 144A 6.375%, 2/01/23	44,000	44,550

Oil & Gas - 8.5%
Antero Resources Corp. 5.375%, 11/01/21	102,000	102,637
California Resources Corp. 5.50%, 9/15/21	3,000	1,560
8.00%, 12/15/22, 144A	68,000	46,240
Cenovus Energy, Inc. 5.70%, 10/15/19	65,000	69,906
Chesapeake Energy Corp., 144A 8.00%, 12/15/22 (a)	67,000	63,985
Concho Resources, Inc. 5.50%, 4/01/23	106,000	109,975
Denbury Resources, Inc. 5.50%, 5/01/22	93,000	64,170
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/01/20	88,000	57,200
Marathon Oil Corp. 5.90%, 3/15/18	30,000	31,239
Range Resources Corp. 5.00%, 3/15/23 (a)	89,000	88,332
Whiting Petroleum Corp. 5.75%, 3/15/21 (a)	91,000	82,014
WPX Energy, Inc. 8.25%, 8/01/23	55,000	57,475

		774,733

Pipelines - 3.1%
Energy Transfer Equity LP 5.875%, 1/15/24	21,000	21,630
Sabine Pass Liquefaction LLC 5.75%, 5/15/24	100,000	106,750
5.625%, 3/01/25	26,000	27,592
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/19	45,000	45,563
Williams Cos., Inc. 4.55%, 6/24/24	80,000	82,200

		283,735

Financial - 9.6%
Banks - 1.8%
Royal Bank of Scotland Group PLC 6.125%, 12/15/22	155,000	165,906

Diversified Financial Services - 4.2%
Ally Financial, Inc. 3.50%, 1/27/19	85,000	86,275
4.125%, 2/13/22	40,000	41,200
CIT Group, Inc. 3.875%, 2/19/19	40,000	40,988
5.00%, 8/15/22	39,000	41,437
International Lease Finance Corp. 6.25%, 5/15/19	45,000	49,082
4.625%, 4/15/21	35,000	37,205
Navient Corp. 5.875%, 10/25/24	94,000	89,065

		385,252

Real Estate - 0.5%
Howard Hughes Corp., 144A 6.875%, 10/01/21	40,000	42,200

Real Estate Investment Trusts - 3.1%
DuPont Fabros Technology LP 5.875%, 9/15/21	60,000	62,812
Equinix, Inc. 5.375%, 4/01/23	82,000	87,125
Iron Mountain, Inc. 5.75%, 8/15/24	88,000	91,793
VEREIT Operating Partnership LP 4.875%, 6/01/26	40,000	43,250

		284,980

Industrial - 7.6%
Aerospace/Defense - 0.2%
TransDigm, Inc. 6.00%, 7/15/22	20,000	20,900

Building Materials - 0.7%
Masco Corp. 7.125%, 3/15/20	40,000	46,400
Standard Industries Inc/NJ, 144A 5.375%, 11/15/24	18,000	19,237

		65,637

Engineering & Construction - 1.4%
AECOM 5.75%, 10/15/22	119,000	126,735

Environmental Control - 0.5%
Covanta Holding Corp. 5.875%, 3/01/24	40,000	40,400

Machinery-Diversified - 0.6%
CNH Industrial Capital LLC 3.875%, 7/16/18	55,000	56,595

Miscellaneous Manufacturing - 1.1%
Gates Global LLC / Gates Global Co., 144A 6.00%, 7/15/22	105,000	100,275

Packaging & Containers - 2.4%
Berry Plastics Corp. 5.125%, 7/15/23	62,000	63,823
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	18,000	18,900
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, 10/15/20	133,000	137,489

		220,212

Transportation - 0.7%
XPO Logistics, Inc., 144A 6.50%, 6/15/22	60,000	62,625

Technology - 5.2%
Computers - 1.0%
NCR Corp. 6.375%, 12/15/23	84,000	89,250

Semiconductors - 0.6%
Micron Technology, Inc. 5.50%, 2/01/25	55,000	53,557

Software - 3.6%
BMC Software Finance, Inc., 144A 8.125%, 7/15/21	110,000	97,350
First Data Corp., 144A 6.75%, 11/01/20	82,000	85,313
Open Text Corp., 144A 5.625%, 1/15/23	142,000	147,325

		329,988

Utilities - 3.3%
Electric - 3.3%
AES Corp. 7.375%, 7/01/21	119,000	137,147

Calpine Corp. 5.75%, 1/15/25	60,000	60,000
FirstEnergy Corp. 4.25%, 3/15/23	102,000	108,082

		305,229

TOTAL CORPORATE BONDS
(Cost $8,747,039)		8,688,821

	Number of Shares
SECURITIES LENDING COLLATERAL - 3.8%
Daily Assets Fund “Capital Shares”, 0.48% (b)(c)
(Cost $345,622)	345,622	345,622

TOTAL INVESTMENTS - 99.1%
(Cost $9,092,661)†		$9,034,443
Other assets and liabilities, net - 0.9%		82,438

NET ASSETS - 100.0%		$9,116,881

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $9,162,043. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $127,600. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $255,255 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $382,855.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $331,601, which is 3.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2016, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(d)
2-Year U.S. Treasury Note	USD	4	$873,250	12/30/2016	$125
5-Year U.S. Treasury Note	USD	36	4,365,000	12/30/2016	2,250
10-Year Ultra U.S. Treasury Note	USD	1	144,375	12/20/2016	16
10-Year U.S. Treasury Note	USD	22	2,880,281	12/20/2016	2,407

			$8,262,906		$4,798

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of August 31, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$8,688,821	$—	$8,688,821
Short-Term Investments	345,622	—	—	345,622
Derivatives (f)
Futures Contracts	4,798	—	—	4,798

TOTAL	$350,420	$8,688,821	$—	$9,039,241

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Investment Grade Bond - Interest Rate Hedged ETF

August 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 95.7%
Basic Materials - 2.7%
Chemicals - 1.0%
CF Industries, Inc. 3.45%, 6/01/23	$45,000	$44,862

Mining - 1.7%
BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	25,000	29,925
Rio Tinto Finance USA PLC 3.50%, 3/22/22	50,000	53,312

		83,237

Communications - 14.1%
Internet - 1.9%
Amazon.com, Inc. 4.80%, 12/05/34	20,000	24,095
eBay, Inc. 2.20%, 8/01/19	65,000	65,901

		89,996

Media - 4.1%
Comcast Corp. 4.20%, 8/15/34	95,000	106,463
Time Warner Cable, Inc. 5.50%, 9/01/41	45,000	49,047
Walt Disney Co., MTN 2.35%, 12/01/22	40,000	41,564

		197,074

Telecommunications - 8.1%
AT&T, Inc. 2.45%, 6/30/20	18,000	18,390
3.40%, 5/15/25	18,000	18,581
5.35%, 9/01/40	25,000	28,667
4.80%, 6/15/44	45,000	48,019
Cisco Systems, Inc. 5.50%, 1/15/40	40,000	52,955
Motorola Solutions, Inc. 3.75%, 5/15/22	40,000	41,144
Verizon Communications, Inc. 4.50%, 9/15/20	40,000	44,137
4.40%, 11/01/34	75,000	80,002
Vodafone Group PLC 2.95%, 2/19/23	55,000	57,082

		388,977

Consumer, Cyclical - 5.5%
Auto Manufacturers - 1.6%
Ford Motor Co. 4.75%, 1/15/43	50,000	54,299
Toyota Motor Credit Corp., MTN 2.15%, 3/12/20 (a)	25,000	25,623

		79,922

Retail - 3.9%
CVS Health Corp. 3.875%, 7/20/25	45,000	49,699
Target Corp. 4.00%, 7/01/42	45,000	49,982
Walgreens Boots Alliance, Inc. 2.60%, 6/01/21	30,000	30,723
Wal-Mart Stores, Inc. 6.20%, 4/15/38	39,000	56,379

		186,783

Consumer, Non-cyclical - 16.9%
Agriculture - 1.5%
Altria Group, Inc. 4.00%, 1/31/24	65,000	73,062

Beverages - 2.9%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/01/21	40,000	41,291
3.65%, 2/01/26	27,000	28,857
4.625%, 2/01/44	40,000	46,689
PepsiCo, Inc. 2.15%, 10/14/20	10,000	10,264
4.45%, 4/14/46	10,000	12,068

		139,169

Biotechnology - 1.6%
Amgen, Inc., 144A 4.663%, 6/15/51	46,000	49,553

Gilead Sciences, Inc. 4.75%, 3/01/46	25,000	29,165

		78,718

Food - 1.0%
Kraft Heinz Foods Co. 6.50%, 2/09/40	35,000	47,858

Healthcare-Products - 1.6%
Medtronic, Inc. 3.625%, 3/15/24	50,000	54,851
Zimmer Biomet Holdings, Inc. 4.45%, 8/15/45	20,000	21,159

		76,010

Healthcare-Services - 3.1%
Anthem, Inc. 2.25%, 8/15/19	30,000	30,543
Laboratory Corp. of America Holdings 3.60%, 2/01/25	65,000	68,396
UnitedHealth Group, Inc. 4.75%, 7/15/45	40,000	49,692

		148,631

Pharmaceuticals - 5.2%
AbbVie, Inc. 4.70%, 5/14/45	75,000	83,847
AstraZeneca PLC 6.45%, 9/15/37	20,000	28,268
GlaxoSmithKline Capital PLC 2.85%, 5/08/22	40,000	42,198
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	60,000	63,104
Johnson & Johnson 5.95%, 8/15/37	20,000	29,690

		247,107

Energy - 10.4%
Oil & Gas - 6.3%
Apache Corp. 5.10%, 9/01/40	40,000	41,881
BP Capital Markets PLC 3.814%, 2/10/24	40,000	43,611
Phillips 66 4.30%, 4/01/22	60,000	66,232
Shell International Finance BV 4.55%, 8/12/43	65,000	73,350
Total Capital International SA 3.70%, 1/15/24	70,000	76,739

		301,813

Oil & Gas Services - 1.1%
Schlumberger Investment SA 3.65%, 12/01/23	50,000	54,513

Pipelines - 3.0%
Enbridge, Inc. 4.00%, 10/01/23	35,000	35,117
Enterprise Products Operating LLC 5.10%, 2/15/45	45,000	49,920
Williams Partners LP / ACMP Finance Corp. 4.875%, 3/15/24	55,000	56,391

		141,428

Financial - 31.6%
Banks - 25.6%
Bank of America Corp., MTN 3.30%, 1/11/23	140,000	145,719
Bank of New York Mellon Corp., MTN 2.30%, 9/11/19	72,000	73,777
Bank of Nova Scotia 4.50%, 12/16/25	25,000	26,793
BNP Paribas SA, MTN 3.25%, 3/03/23	40,000	41,948
Capital One Financial Corp. 3.20%, 2/05/25	36,000	36,720
Citigroup, Inc. 2.40%, 2/18/20	40,000	40,581
5.30%, 5/06/44	40,000	46,519
Cooperatieve Rabobank UA 4.50%, 1/11/21	70,000	77,671

Goldman Sachs Group, Inc. 3.50%, 1/23/25	50,000	52,037
5.95%, 1/15/27	35,000	41,484
MTN, 4.80%, 7/08/44	40,000	45,786
HSBC Holdings PLC 5.10%, 4/05/21	75,000	83,810
4.00%, 3/30/22	40,000	42,851
JPMorgan Chase & Co. 2.25%, 1/23/20	45,000	45,652
3.125%, 1/23/25	37,000	38,088
5.60%, 7/15/41	45,000	58,512
Morgan Stanley GMTN, 3.70%, 10/23/24	45,000	47,803
GMTN, 4.35%, 9/08/26	40,000	42,929
4.30%, 1/27/45	40,000	43,593
PNC Financial Services Group, Inc. 3.30%, 3/08/22	30,000	31,942
Royal Bank of Canada, MTN 2.35%, 10/30/20	22,000	22,521
US Bancorp, MTN 4.125%, 5/24/21	12,000	13,342
Wells Fargo & Co., MTN 2.15%, 1/30/20	40,000	40,694
4.125%, 8/15/23	40,000	43,700
5.606%, 1/15/44	35,000	43,816

		1,228,288

Diversified Financial Services - 1.5%
Synchrony Financial 4.25%, 8/15/24	40,000	42,176
Visa, Inc. 3.15%, 12/14/25	30,000	32,032

		74,208

Insurance - 2.3%
American International Group, Inc. 4.50%, 7/16/44	50,000	52,172
Berkshire Hathaway, Inc. 2.10%, 8/14/19	55,000	56,288

		108,460

Real Estate Investment Trusts - 2.2%
American Tower Corp. 5.00%, 2/15/24	40,000	45,818
HCP, Inc. 5.375%, 2/01/21	55,000	61,786

		107,604

Industrial - 6.0%
Aerospace/Defense - 2.0%
Lockheed Martin Corp. 4.70%, 5/15/46	20,000	24,054
United Technologies Corp. 3.10%, 6/01/22	65,000	69,915

		93,969

Machinery-Construction & Mining - 0.4%
Caterpillar, Inc. 3.803%, 8/15/42	20,000	21,052

Miscellaneous Manufacturing - 2.7%
General Electric Co. 2.70%, 10/09/22	40,000	41,840
MTN, 5.875%, 1/14/38	65,000	89,135

		130,975

Transportation - 0.9%
United Parcel Service, Inc. 3.125%, 1/15/21	40,000	42,760

Technology - 7.2%
Computers - 2.8%
Apple, Inc. 2.00%, 5/06/20	17,000	17,373
3.20%, 5/13/25	17,000	18,175
4.375%, 5/13/45	18,000	20,243
HP, Inc. 4.30%, 6/01/21	70,000	75,658

		131,449

Semiconductors - 0.9%
Intel Corp. 3.70%, 7/29/25	40,000	44,613
Software - 3.5%
Microsoft Corp. 3.50%, 2/12/35	85,000	88,164
Oracle Corp. 4.30%, 7/08/34	73,000	81,125

		169,289

Utilities - 1.3%
Electric - 1.3%
Pacific Gas & Electric Co. 6.05%, 3/01/34	45,000	60,820

TOTAL CORPORATE BONDS
(Cost $4,413,466)		4,592,647

SECURITIES LENDING COLLATERAL - 0.3%
Daily Assets Fund “Capital Shares”, 0.48% (b)(c)
(Cost $15,900)	15,900	15,900

TOTAL INVESTMENTS - 96.0%
(Cost $4,429,366)†		$4,608,547
Other assets and liabilities, net - 4.0%		189,571

NET ASSETS - 100.0%		$4,798,118

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $4,449,143. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $159,404. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $182,934 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,530.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $15,374, which is 0.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2016, open futures contracts sold were as follows:

					Unrealized
		Number of	Contract	Expiration	Appreciation
Contract Description	Currency	Contracts	Value	Date	(Depreciation)(d)
2-Year U.S. Treasury Note	USD	1	$218,313	12/30/2016	$31
5-Year U.S. Treasury Note	USD	10	1,212,500	12/30/2016	625
10-Year Ultra U.S. Treasury Note	USD	3	433,125	12/20/2016	47
10-Year U.S. Treasury Note	USD	9	1,178,297	12/20/2016	985
Ultra Long U.S. Treasury Bond	USD	3	562,406	12/20/2016	(1,196)
U.S. Treasury Long Bond	USD	6	1,022,250	12/20/2016	(1,312)

			$4,626,891		$(820)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate risk exposure as of August 31, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$4,592,647	$—	$4,592,647
Short-Term Investments	15,900	—	—	15,900
Derivatives (f)
Futures Contracts	1,688	—	—	1,688

TOTAL	$17,588	$4,592,647	$—	$4,610,235

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(2,508)	$—	$—	$(2,508)

TOTAL	$(2,508)	$—	$—	$(2,508)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

August 31, 2016 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 97.6%
Arizona - 5.0%
Arizona Department of Transportation State Highway Fund Revenue, Sub-Series A, 5.00%, 7/01/29	$2,000,000	$2,420,660

California - 15.0%
Bay Area Toll Authority, 5.00%, 10/01/54	2,350,000	2,820,822
City of San Francisco CA Public Utilities Commission Water Revenue 5.00%, 11/01/43	1,500,000	1,776,720
City of San Francisco Public Utilities Commission, Water Revenue, 5.00%, 11/01/35	100,000	119,706
Los Angeles Department of Water & Power, Series A 5.00%, 7/01/46	500,000	618,955
M-S-R Energy Authority, Natural Gas Revenue, Series B, 6.125%, 11/01/29	100,000	134,690
Series A, 6.50%, 11/01/39	500,000	746,045
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/01/43	600,000	692,040
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A, 5.00%, 11/01/33	300,000	388,023

		7,297,001

Colorado - 0.4%
City & County of Denver Airport System, Private Airport & Marina Revenue, Series B, 5.00%, 11/15/32	100,000	120,130
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A, 5.00%, 11/01/26	50,000	60,862

		180,992

Florida - 6.5%
County of Miami-Dade Aviation, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/01/30	50,000	58,762
5.00%, 10/01/36	700,000	816,753
County of Miami-Dade FL Transit System, Sales Tax Revenue, 5.00%, 7/01/42	1,200,000	1,412,820
County of Miami-Dade Transit System, Sales Tax Revenue, 5.00%, 7/01/37	50,000	58,988
County of Miami-Dade Water & Sewer System, Water Revenue, INS: AGM, 5.00%, 10/01/39	500,000	571,565
Orlando-Orange Country Expressway Authority 5.00%, 7/01/35	200,000	238,280

		3,157,168

Georgia - 3.1%
City of Atlanta GA Water & Wastewater Revenue 5.00%, 11/01/40	1,100,000	1,338,887
County of DeKalb Water & Sewerage, Water Revenue, Series A, 5.25%, 10/01/41	110,000	130,471

		1,469,358

Illinois - 3.6%
City of Springfield IL Electric Revenue 4.00%, 3/01/40	1,600,000	1,748,144

Indiana - 7.2%
Indiana Finance Authority, Sewer Revenue, Series A, 5.00%, 10/01/41	700,000	817,229

Indiana Municipal Power Agency 5.00%, 1/01/42	2,200,000	2,668,226

		3,485,455

Louisiana - 2.9%
New Orleans Aviation Board, Series A, 5.00%, 1/01/45	1,200,000	1,392,060

Massachusetts - 4.3%
Commonwealth of Massachusetts Transportation Fund Revenue, Series A 5.00%, 6/01/44	1,100,000	1,341,967
Massachusetts School Building Authority, Sales Tax Revenue, Series A, 5.00%, 8/15/26	200,000	243,608
Series B, 5.00%, 8/15/28	400,000	486,544

		2,072,119

New Jersey - 4.5%
New Jersey State Turnpike Authority, Highway Tolls Revenue, Series A 5.00%, 1/01/43	700,000	819,686
New Jersey State Turnpike Authority, Highway Tolls Revenue, Series E 5.00%, 1/01/45	1,125,000	1,345,635

		2,165,321

New York - 21.3%
Long Island Power Authority, 5.00%, 9/01/44	700,000	834,008
Metropolitan Transportation Authority, New York Transit Revenue, Series A, 5.00%, 11/15/38	100,000	118,874
5.00%, 11/15/45	1,300,000	1,566,344
New York City Transitional Finance Authority, Future Tax Secured Revenue, Sub-Series A-1, 5.00%, 11/01/38	1,160,000	1,405,897
Series F-1, 5.00%, 5/01/39	350,000	416,724
New York City Water & Sewer System, Water Revenue, Series FF, 5.00%, 6/15/45	300,000	356,172
Series BB, 5.00%, 6/15/47	1,950,000	2,346,416
New York Liberty Development Corp., Class 1, 5.00%, 9/15/40	530,000	627,621
Port Authority of New York & New Jersey 5.00%, 10/15/41	1,100,000	1,353,286
Utility Debt Securitization Authority, New York Restructuring, Series TE, 5.00%, 12/15/41	1,100,000	1,341,934

		10,367,276

Pennsylvania - 1.3%
Pennsylvania Turnpike Commission, Highway Tolls Revenue, Series C, 5.00%, 12/01/44	520,000	619,341

South Carolina - 4.8%
South Carolina Public Service Authority, Series C, 5.00%, 12/01/46	1,000,000	1,183,650
Series E, 5.00%, 12/01/48	1,000,000	1,175,670

		2,359,320

Texas - 15.5%
Central Texas Regional Mobility Authority, Series A 5.00%, 1/01/45	1,000,000	1,179,650
City of Houston TX Combined Utility System Revenue, Series B 5.00%, 11/15/35	1,000,000	1,249,480
Dallas Area Rapid Transit, Series A 5.00%, 12/01/46	1,600,000	1,953,584
Dallas/Fort Worth International Airport, Private Airport & Marina Revenue, Series H, AMT, 5.00%, 11/01/37	300,000	341,433
Series C, 5.00%, 11/01/45	350,000	403,455

Texas Transportation Commission, Highway Tolls Revenue, Series A, 5.00%, 8/15/41	900,000	1,048,131
Texas Water Development Board, Series A 5.00%, 10/15/45	1,100,000	1,352,263

		7,527,996

Virginia - 1.2%
Virginia Small Business Financing Authority, Highway Tolls Revenue, Elizabeth River Crossings, AMT, 6.00%, 1/01/37	500,000	597,115

Washington - 1.0%
Port of Seattle, Private Airport & Marina Revenue, Series A, 5.00%, 8/01/31	400,000	476,708

TOTAL MUNICIPAL BONDS
(Cost $44,965,323)		47,336,034

TOTAL INVESTMENTS - 97.6%
(Cost $44,965,323)†		$47,336,034
Other assets and liabilities, net - 2.4%		1,183,755

NET ASSETS - 100.0%		$48,519,789

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $44,965,323. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $2,370,711. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,376,763 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,052.

AGM:	Assured Guaranty Municipal Corp
AMT:	Alternative Minimum Tax
INS:	Insured

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (a)	$—	$47,336,034	$—	$47,336,034

TOTAL	$—	$47,336,034	$—	$47,336,034

(a)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Australia - 5.4%
Amcor Ltd.	1,304	$15,681
ASX Ltd.	233	8,957
Aurizon Holdings Ltd.	2,460	8,116
Bendigo & Adelaide Bank Ltd.	513	4,233
Crown Resorts Ltd.	431	4,253
Flight Centre Travel Group Ltd. (a)	68	1,883
Harvey Norman Holdings Ltd.	616	2,491
Insurance Australia Group Ltd.	2,795	11,679
LendLease Group (b)	602	6,253
Platinum Asset Management Ltd.	308	1,245
Sonic Healthcare Ltd.	472	8,159
Suncorp Group Ltd.	1,520	14,519
Tatts Group Ltd.	1,709	4,894
Telstra Corp. Ltd.	4,878	19,284
Wesfarmers Ltd.	1,258	40,125
Woodside Petroleum Ltd.	830	17,859
Woolworths Ltd.	1,416	25,232

		194,863

Brazil - 1.7%
Ambev SA	5,428	32,257
BB Seguridade Participacoes SA	771	6,960
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,914	10,615
CCR SA	1,059	5,595
CETIP SA - Mercados Organizados	155	2,097
Engie Brasil Energia SA	121	1,461
Transmissora Alianca de Energia Eletrica SA	101	726

		59,711

Canada - 11.0%
Bank of Montreal	698	46,295
Bank of Nova Scotia	1,303	69,363
BCE, Inc.	149	6,961
Canadian Imperial Bank of Commerce	487	38,658
CI Financial Corp.	338	6,616
Great-West Lifeco, Inc.	298	7,117
IGM Financial, Inc.	89	2,518
Peyto Exploration & Development Corp.	269	7,731
Potash Corp. of Saskatchewan, Inc.	994	18,009
Power Corp. of Canada	398	8,413
Power Financial Corp.	298	6,865
Rogers Communications, Inc., Class B	383	16,402
Royal Bank of Canada	1,592	98,975
Shaw Communications, Inc., Class B	500	10,001
TELUS Corp.	283	9,284
TransCanada Corp.	909	41,222

		394,430

Chile - 0.3%
Banco de Chile	42,147	4,666
Banco Santander Chile	119,338	6,275

		10,941

China - 6.4%
Agricultural Bank of China Ltd., Class H	26,117	10,740
Anhui Conch Cement Co. Ltd., Class H	1,599	4,494
Bank of China Ltd., Class H	86,170	38,767
China Construction Bank Corp., Class H	89,816	67,152
China Petroleum & Chemical Corp., Class H	30,533	22,159
CNOOC Ltd.	22,914	28,149
Country Garden Holdings Co. Ltd.	4,753	2,414
Industrial & Commercial Bank of China Ltd., Class H	78,663	49,991
Jiangsu Expressway Co. Ltd., Class H	1,356	1,905
Sinopec Engineering Group Co. Ltd., Class H	1,521	1,261
Zhejiang Expressway Co. Ltd., Class H	1,855	2,068

Zijin Mining Group Co. Ltd., Class H	7,358	2,447

		231,547

Czech Republic - 0.1%
Komercni banka as	150	5,076

Denmark - 0.1%
Tryg A/S	130	2,593

Finland - 1.7%
Elisa OYJ	156	5,488
Fortum OYJ	455	7,024
Metso OYJ	136	3,808
Nokian Renkaat OYJ	138	4,983
Orion OYJ, Class B	107	4,051
Sampo OYJ, Class A	470	20,179
Stora Enso OYJ, Class R	608	5,368
UPM-Kymmene OYJ	596	11,973

		62,874

France - 8.2%
AXA SA	2,167	45,492
Bouygues SA	239	7,579
CNP Assurances	146	2,350
Edenred (a)	224	4,877
Eutelsat Communications SA	197	3,829
Rexel SA	355	5,704
Sanofi	1,300	100,157
SCOR SE	161	4,737
TOTAL SA	2,515	119,929

		294,654

Germany - 8.2%
Allianz SE	518	77,166
Axel Springer SE	54	2,750
BASF SE	1,045	84,976
Daimler AG	1,100	76,172
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	185	33,440
ProSiebenSat.1 Media SE	259	11,140
TUI AG	575	8,026

		293,670

Hong Kong - 3.1%
BOC Hong Kong Holdings Ltd.	4,039	14,136
China Everbright Ltd.	836	1,735
China Power International Development Ltd.	5,697	2,152
China Resources Power Holdings Co. Ltd.	2,897	5,004
CLP Holdings Ltd.	1,687	17,299
Hang Lung Properties Ltd.	2,702	6,158
Hang Seng Bank Ltd.	810	14,211
HKT Trust & HKT Ltd. (b)	2,662	3,672
New World Development Co. Ltd.	7,186	9,013
NWS Holdings Ltd.	1,810	3,234
PCCW Ltd.	4,177	2,649
Power Assets Holdings Ltd.	1,442	13,793
Shimao Property Holdings Ltd.	1,010	1,406
Sino Land Co. Ltd.	3,480	5,957
Swire Pacific Ltd., Class A	586	6,474
Yue Yuen Industrial Holdings Ltd.	821	3,492

		110,385

Indonesia - 0.2%
PT Adaro Energy Tbk	16,607	1,440
PT Indocement Tunggal Prakarsa Tbk	1,669	2,227
PT United Tractors Tbk	2,063	2,916

		6,583

Ireland - 0.2%
James Hardie Industries PLC CDI	515	8,395

Italy - 0.7%
Snam SpA	2,672	14,813
Terna Rete Elettrica Nazionale SpA	1,553	8,024
UnipolSai SpA	1,574	2,628

		25,465

Japan - 1.1%
Canon, Inc.	1,200	34,377
Sony Financial Holdings, Inc.	300	4,120

		38,497

Luxembourg - 0.3%
SES SA FDR	405	9,302

Macau - 0.3%
Sands China Ltd.	2,846	11,189

Malaysia - 0.7%
Alliance Financial Group Bhd	1,300	1,266
AMMB Holdings Bhd	2,300	2,490
Astro Malaysia Holdings Bhd	2,400	1,746
British American Tobacco Malaysia Bhd	200	2,427
DiGi.Com Bhd	4,600	5,694
Malayan Banking Bhd	4,000	7,713
Maxis Bhd	2,600	4,026

		25,362

Mexico - 0.2%
Kimberly-Clark de Mexico SAB de CV, Class A	2,690	6,451

Netherlands - 0.4%
Aegon NV	2,157	8,840
Boskalis Westminster	111	3,968

		12,808

New Zealand - 0.4%
Contact Energy Ltd.	596	2,249
Fletcher Building Ltd.	695	5,346
Spark New Zealand Ltd.	1,839	5,077

		12,672

Norway - 1.1%
Gjensidige Forsikring ASA	260	4,465
Orkla ASA	948	8,680
Statoil ASA	1,316	20,815
Yara International ASA	206	7,313

		41,273

Poland - 0.6%
Bank Pekao SA	151	5,071
Bank Zachodni WBK SA	154	12,648
Powszechny Zaklad Ubezpieczen SA	345	2,441

		20,160

Portugal - 0.3%
EDP - Energias de Portugal SA	2,765	9,268

Qatar - 0.2%
Barwa Real Estate Co.	175	1,754
Masraf Al Rayan QSC	252	2,630
Qatar Islamic Bank SAQ	37	1,126

		5,510

Russia - 1.6%
Gazprom PJSC, ADR	3,476	14,060
Lukoil PJSC, ADR	348	15,608
MegaFon PJSC, GDR	961	9,754
PhosAgro PJSC, GDR	702	9,407
Severstal PJSC, GDR	800	9,416

		58,245

Singapore - 2.2%
Oversea-Chinese Banking Corp. Ltd.	3,400	21,437
Singapore Exchange Ltd.	900	4,994
Singapore Press Holdings Ltd.	1,500	4,151
Singapore Technologies Engineering Ltd.	1,700	4,030
Singapore Telecommunications Ltd.	8,900	26,260
StarHub Ltd.	500	1,343
United Overseas Bank Ltd.	1,400	18,506

		80,721

South Africa - 2.5%
Barclays Africa Group Ltd. (a)	507	5,135
Coronation Fund Managers Ltd. (a)	164	778
FirstRand Ltd.	3,942	11,816
Foschini Group Ltd.	253	2,249
Imperial Holdings Ltd.	183	1,963
Investec Ltd.	222	1,296
Investec PLC	671	3,972
Liberty Holdings Ltd. (a)	118	905
MMI Holdings Ltd.	973	1,493
MTN Group Ltd. (a)	1,878	15,354
Nedbank Group Ltd. (a)	248	3,484
RMB Holdings Ltd.	807	3,222
Sasol Ltd.	723	18,203
Standard Bank Group Ltd.	1,494	13,530
Truworths International Ltd.	531	2,751
Vodacom Group Ltd.	375	3,901

		90,052

South Korea - 0.1%
SK Telecom Co. Ltd.	27	5,291

Spain - 1.0%
Enagas SA	245	7,194
Endesa SA	385	7,842
Gas Natural SDG SA	423	8,731
Mapfre SA	1,318	3,562
Red Electrica Corp. SA	472	10,164

		37,493

Sweden - 2.3%
Hennes & Mauritz AB, Class B	1,077	32,836
Industrivarden AB, Class C	196	3,572
Skanska AB, Class B	417	9,143
Telefonaktiebolaget LM Ericsson, Class B	3,290	23,463
Telia Co. AB	3,023	13,655

		82,669

Switzerland - 2.6%
Swiss Prime Site AG*	82	7,212
Swiss Re AG	350	29,536
Swisscom AG	29	13,855
Zurich Insurance Group AG*	163	41,663

		92,266

Taiwan - 5.5%
Advanced Semiconductor Engineering, Inc.	7,142	8,778
Asia Cement Corp.	3,749	3,350
Asustek Computer, Inc.	808	6,837
Cathay Financial Holding Co. Ltd.	9,005	11,380
Cheng Shin Rubber Industry Co. Ltd.	2,208	4,690
Chicony Electronics Co. Ltd.	590	1,460
Chunghwa Telecom Co. Ltd.	4,437	15,941
CTBC Financial Holding Co. Ltd.	16,985	9,823
Delta Electronics, Inc.	2,189	11,383
Far EasTone Telecommunications Co. Ltd.	1,954	4,551
First Financial Holding Co. Ltd.	10,033	5,154
Fubon Financial Holding Co. Ltd.	7,318	10,355
Hon Hai Precision Industry Co. Ltd.	15,862	43,991
Inventec Corp.	2,689	1,996
MediaTek, Inc.	1,748	13,745
Merida Industry Co. Ltd.	296	1,208
Nanya Technology Corp.	740	874
Novatek Microelectronics Corp.	683	2,335
Phison Electronics Corp.	174	1,258
Quanta Computer, Inc.	3,082	5,702
Realtek Semiconductor Corp.	506	2,025
Ruentex Development Co. Ltd.*	577	676
Ruentex Industries Ltd.	695	1,079
Siliconware Precision Industries Co. Ltd.	2,477	3,696
Simplo Technology Co. Ltd.	318	1,047
Synnex Technology International Corp.	1,693	1,787
Taiwan Cement Corp.	4,647	5,309
Taiwan Fertilizer Co. Ltd.	1,354	1,788
Taiwan Mobile Co. Ltd.	2,006	7,049
Teco Electric and Machinery Co. Ltd.	2,424	2,040
Transcend Information, Inc.	237	683
Vanguard International Semiconductor Corp.	1,002	1,879
WPG Holdings Ltd.	1,590	1,892
Yuanta Financial Holding Co. Ltd.	6,712	2,380
Zhen Ding Technology Holding Ltd.	638	1,279

		199,420

Thailand - 0.5%
Krung Thai Bank PCL, NVDR	15,500	8,508
Siam Commercial Bank PCL, NVDR	2,400	11,093

		19,601

Turkey - 0.3%
Eregli Demir ve Celik Fabrikalari TAS	1,129	1,699
TAV Havalimanlari Holding AS	117	456
Tupras Turkiye Petrol Rafinerileri AS	374	7,322

		9,477

United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC	2,304	4,027
Dubai Islamic Bank PJSC	1,168	1,736

Emirates Telecommunications Group Co. PJSC	1,692	9,098
First Gulf Bank PJSC	1,278	4,071

		18,932

United Kingdom - 27.3%
Aberdeen Asset Management PLC	1,024	4,311
Admiral Group PLC	227	6,111
AstraZeneca PLC	1,412	91,021
BAE Systems PLC	3,615	25,563
Berkeley Group Holdings PLC	150	5,263
British American Tobacco PLC	2,077	128,870
Centrica PLC	6,147	18,775
Direct Line Insurance Group PLC	1,536	7,443
G4S PLC	1,646	4,984
GlaxoSmithKline PLC	5,439	117,061
HSBC Holdings PLC	22,207	164,556
ICAP PLC	625	3,925
IMI PLC	309	4,289
Imperial Brands PLC	1,066	55,902
Inmarsat PLC	530	5,366
ITV PLC	4,089	10,776
Legal & General Group PLC	6,593	18,207
Marks & Spencer Group PLC	1,803	8,161
National Grid PLC	4,263	58,582
Old Mutual PLC	5,441	13,868
Pearson PLC	939	10,672
Persimmon PLC	346	8,287
Provident Financial PLC	170	6,710
Rio Tinto Ltd.	479	17,136
Rio Tinto PLC	1,395	42,151
Severn Trent PLC	259	8,098
Smiths Group PLC	455	8,012
SSE PLC	1,138	22,475
Standard Life PLC	2,180	10,434
Tate & Lyle PLC	508	4,893
Vodafone Group PLC	29,826	90,023

		981,925

TOTAL COMMON STOCKS
(Cost $3,665,039)		3,569,771

PREFERRED STOCKS - 0.2%
South Korea - 0.2%
Hyundai Motor Co.	34	2,921
Hyundai Motor Co. - 2nd Preferred	51	4,597

		7,518

TOTAL PREFERRED STOCKS
(Cost $7,325)		7,518

SECURITIES LENDING COLLATERAL - 0.9%
Daily Assets Fund “Capital Shares”, 0.48% (c)(d)
(Cost $31,107)	31,107	31,107

TOTAL INVESTMENTS - 100.4%
(Cost $3,703,471)†		$3,608,396
Other assets and liabilities, net - (0.4%)		(13,454)

NET ASSETS - 100.0%		$3,594,942

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,711,690. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $103,294. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $147,058 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $250,352.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $29,078, which is 0.8% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
FDR:	Fiduciary Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Private Joint Stock Company

At August 31, 2016 the Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	1,272,262	35.6%
Health Care	320,449	8.9
Energy	317,414	8.9
Consumer Staples	304,837	8.5
Telecommunication Services	299,978	8.4
Consumer Discretionary	257,755	7.2
Materials	256,481	7.2
Utilities	223,675	6.2
Information Technology	170,488	4.8
Industrials	106,634	3.0
Real Estate	47,316	1.3

Total	3,577,289	100.0%

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(e)
Bank of Montreal	9/6/2016	AUD	191,897	USD	145,688	$1,490
RBC Capital Markets	9/6/2016	AUD	38,000	USD	28,850	296
State Street Bank & Trust Co.	9/6/2016	AUD	24,000	USD	18,220	186
State Street Bank & Trust Co.	9/6/2016	AUD	39,900	USD	30,293	310
The Bank of New York Mellon	9/6/2016	AUD	1,100	USD	835	9
RBC Capital Markets	9/6/2016	BRL	3,000	USD	907	(21)
The Bank of New York Mellon	9/6/2016	BRL	1,523	USD	460	(10)
The Bank of New York Mellon	9/6/2016	BRL	179,856	USD	54,985	(613)
Bank of Montreal	9/6/2016	CAD	230,029	USD	176,430	1,017
RBC Capital Markets	9/6/2016	CAD	130,000	USD	99,707	573
State Street Bank & Trust Co.	9/6/2016	CAD	75,960	USD	58,261	336
State Street Bank & Trust Co.	9/6/2016	CAD	18,000	USD	13,805	79
State Street Bank & Trust Co.	9/6/2016	CAD	6,000	USD	4,596	21
The Bank of New York Mellon	9/6/2016	CAD	46,000	USD	35,286	207
The Bank of Nova Scotia	9/6/2016	CAD	1,300	USD	991	(1)
Bank of Montreal	9/6/2016	CHF	58,000	USD	60,118	1,125
RBC Capital Markets	9/6/2016	CHF	13,000	USD	13,475	252
State Street Bank & Trust Co.	9/6/2016	CHF	18,300	USD	18,969	355
State Street Bank & Trust Co.	9/6/2016	CHF	900	USD	935	19
The Bank of New York Mellon	9/6/2016	CHF	3,300	USD	3,421	65
Bank of Montreal	9/6/2016	CLP	122,000	USD	185	6
RBC Capital Markets	9/6/2016	CLP	7,364,000	USD	11,088	275
State Street Bank & Trust Co.	9/6/2016	CLP	122,000	USD	186	7
The Bank of New York Mellon	9/6/2016	CZK	145,600	USD	6,029	18
State Street Bank & Trust Co.	9/6/2016	DKK	7,000	USD	1,054	4
Bank of Montreal	9/6/2016	EUR	309,529	USD	346,583	1,226
RBC Capital Markets	9/6/2016	EUR	60,000	USD	67,182	237
State Street Bank & Trust Co.	9/6/2016	EUR	140,636	USD	157,474	559
State Street Bank & Trust Co.	9/6/2016	EUR	6,000	USD	6,707	13
State Street Bank & Trust Co.	9/6/2016	EUR	20,000	USD	22,393	78
The Bank of New York Mellon	9/6/2016	EUR	121,500	USD	136,067	503
The Bank of Nova Scotia	9/6/2016	EUR	2,400	USD	2,718	40
Bank of Montreal	9/6/2016	GBP	421,761	USD	560,259	6,339
RBC Capital Markets	9/6/2016	GBP	175,000	USD	232,463	2,627
State Street Bank & Trust Co.	9/6/2016	GBP	9,000	USD	11,916	96
State Street Bank & Trust Co.	9/6/2016	GBP	50,000	USD	66,416	748
State Street Bank & Trust Co.	9/6/2016	GBP	81,106	USD	107,739	1,219
The Bank of New York Mellon	9/6/2016	GBP	2,600	USD	3,454	40

RBC Capital Markets	9/6/2016	HKD	857,000	USD	110,485	5
State Street Bank & Trust Co.	9/6/2016	HKD	161,000	USD	20,755	(1)
The Bank of New York Mellon	9/6/2016	HKD	1,629,200	USD	210,040	12
The Bank of Nova Scotia	9/6/2016	HKD	13,500	USD	1,740	0
RBC Capital Markets	9/6/2016	HUF	110,000	USD	396	(1)
Bank of Montreal	9/6/2016	IDR	7,257,500	USD	553	6
RBC Capital Markets	9/6/2016	IDR	57,515,000	USD	4,366	34
State Street Bank & Trust Co.	9/6/2016	IDR	7,257,500	USD	552	6
Bank of Montreal	9/6/2016	JPY	2,276,000	USD	22,234	230
RBC Capital Markets	9/6/2016	JPY	1,148,000	USD	11,214	116
The Bank of New York Mellon	9/6/2016	JPY	726,100	USD	7,094	74
Bank of Montreal	9/6/2016	KRW	13,816,000	USD	12,358	(33)
RBC Capital Markets	9/6/2016	KRW	5,238,000	USD	4,679	(19)
State Street Bank & Trust Co.	9/6/2016	KRW	23,368,000	USD	20,996	38
Bank of Montreal	9/6/2016	MXN	67,900	USD	3,610	2
State Street Bank & Trust Co.	9/6/2016	MXN	16,000	USD	851	0
Bank of Montreal	9/6/2016	MYR	15,020	USD	3,672	(30)
RBC Capital Markets	9/6/2016	MYR	103,000	USD	25,278	(111)
State Street Bank & Trust Co.	9/6/2016	MYR	26,500	USD	6,560	28
Bank of Montreal	9/6/2016	NOK	223,700	USD	26,560	(286)
RBC Capital Markets	9/6/2016	NOK	55,000	USD	6,530	(70)
State Street Bank & Trust Co.	9/6/2016	NOK	67,500	USD	8,014	(86)
Bank of Montreal	9/6/2016	NZD	600	USD	432	(3)
State Street Bank & Trust Co.	9/6/2016	NZD	900	USD	651	(2)
State Street Bank & Trust Co.	9/6/2016	NZD	2,500	USD	1,800	(14)
The Bank of New York Mellon	9/6/2016	NZD	7,700	USD	5,546	(40)
JP Morgan & Chase Co.	9/6/2016	PLN	68,900	USD	17,672	46
State Street Bank & Trust Co.	9/6/2016	PLN	2,100	USD	537	0
State Street Bank & Trust Co.	9/6/2016	RUB	3,323,970	USD	49,805	(954)
The Bank of New York Mellon	9/6/2016	RUB	32,590	USD	499	1
RBC Capital Markets	9/6/2016	SEK	86,000	USD	10,093	44
State Street Bank & Trust Co.	9/6/2016	SEK	7,400	USD	871	6
The Bank of New York Mellon	9/6/2016	SEK	591,700	USD	69,472	332
Bank of Montreal	9/6/2016	SGD	44,400	USD	33,043	455
JP Morgan & Chase Co.	9/6/2016	SGD	28,850	USD	21,473	298
RBC Capital Markets	9/6/2016	SGD	38,000	USD	28,282	392
State Street Bank & Trust Co.	9/6/2016	SGD	1,500	USD	1,116	15
State Street Bank & Trust Co.	9/6/2016	SGD	1,700	USD	1,269	21
The Bank of Nova Scotia	9/6/2016	SGD	1,600	USD	1,174	0
Bank of Montreal	9/6/2016	THB	59,000	USD	1,694	(10)
State Street Bank & Trust Co.	9/6/2016	THB	59,000	USD	1,695	(10)
State Street Bank & Trust Co.	9/6/2016	THB	488,000	USD	14,017	(79)
JP Morgan & Chase Co.	9/6/2016	TRY	27,500	USD	9,119	(167)
Bank of Montreal	9/6/2016	TWD	853,250	USD	26,857	(37)
RBC Capital Markets	9/6/2016	TWD	1,166,000	USD	36,628	(124)
State Street Bank & Trust Co.	9/6/2016	TWD	432,000	USD	13,600	(17)
State Street Bank & Trust Co.	9/6/2016	TWD	5,607,840	USD	176,541	(218)
Bank of Montreal	9/6/2016	USD	144,205	AUD	191,897	(7)
Bank of Montreal	9/6/2016	USD	175,338	CAD	230,029	75

Bank of Montreal	9/6/2016	USD	59,042	CHF	58,000	(49)
Bank of Montreal	9/6/2016	USD	180	CLP	122,000	(1)
Bank of Montreal	9/6/2016	USD	344,790	EUR	309,529	568
Bank of Montreal	9/6/2016	USD	552,412	GBP	421,761	1,508
Bank of Montreal	9/6/2016	USD	546	IDR	7,257,500	1
Bank of Montreal	9/6/2016	USD	22,007	JPY	2,276,000	(3)
Bank of Montreal	9/6/2016	USD	12,424	KRW	13,816,000	(34)
Bank of Montreal	9/6/2016	USD	3,597	MXN	67,900	11
Bank of Montreal	9/6/2016	USD	3,704	MYR	15,020	(2)
Bank of Montreal	9/6/2016	USD	26,819	NOK	223,700	27
Bank of Montreal	9/6/2016	USD	435	NZD	600	0
Bank of Montreal	9/6/2016	USD	32,580	SGD	44,400	8
Bank of Montreal	9/6/2016	USD	1,704	THB	59,000	0
Bank of Montreal	9/6/2016	USD	26,764	TWD	853,250	130
Bank of Montreal	9/6/2016	USD	31,276	ZAR	460,550	12
JP Morgan & Chase Co.	9/6/2016	USD	17,614	PLN	68,900	12
JP Morgan & Chase Co.	9/6/2016	USD	21,170	SGD	28,850	4
JP Morgan & Chase Co.	9/6/2016	USD	9,284	TRY	27,500	2
RBC Capital Markets	9/6/2016	USD	28,557	AUD	38,000	(2)
RBC Capital Markets	9/6/2016	USD	924	BRL	3,000	4
RBC Capital Markets	9/6/2016	USD	99,086	CAD	130,000	48
RBC Capital Markets	9/6/2016	USD	13,234	CHF	13,000	(11)
RBC Capital Markets	9/6/2016	USD	10,842	CLP	7,364,000	(29)
RBC Capital Markets	9/6/2016	USD	66,836	EUR	60,000	109
RBC Capital Markets	9/6/2016	USD	229,216	GBP	175,000	620
RBC Capital Markets	9/6/2016	USD	110,493	HKD	857,000	(13)
RBC Capital Markets	9/6/2016	USD	396	HUF	110,000	1
RBC Capital Markets	9/6/2016	USD	4,328	IDR	57,515,000	4
RBC Capital Markets	9/6/2016	USD	11,100	JPY	1,148,000	(1)
RBC Capital Markets	9/6/2016	USD	4,688	KRW	5,238,000	10
RBC Capital Markets	9/6/2016	USD	25,179	MYR	103,000	210
RBC Capital Markets	9/6/2016	USD	6,594	NOK	55,000	6
RBC Capital Markets	9/6/2016	USD	10,030	SEK	86,000	19
RBC Capital Markets	9/6/2016	USD	27,885	SGD	38,000	5
RBC Capital Markets	9/6/2016	USD	36,721	TWD	1,166,000	32
RBC Capital Markets	9/6/2016	USD	26,079	ZAR	384,000	8
State Street Bank & Trust Co.	9/6/2016	USD	48,019	AUD	63,900	(3)
State Street Bank & Trust Co.	9/6/2016	USD	1,221	CAD	1,600	(1)
State Street Bank & Trust Co.	9/6/2016	USD	74,970	CAD	98,360	36
State Street Bank & Trust Co.	9/6/2016	USD	13,132	CHF	12,900	(11)
State Street Bank & Trust Co.	9/6/2016	USD	5,182	CHF	5,000	(97)
State Street Bank & Trust Co.	9/6/2016	USD	1,338	CHF	1,300	(16)
State Street Bank & Trust Co.	9/6/2016	USD	180	CLP	122,000	0
State Street Bank & Trust Co.	9/6/2016	USD	1,048	DKK	7,000	2
State Street Bank & Trust Co.	9/6/2016	USD	450	EUR	400	(3)
State Street Bank & Trust Co.	9/6/2016	USD	185,196	EUR	166,236	282
State Street Bank & Trust Co.	9/6/2016	USD	2,005	GBP	1,500	(35)
State Street Bank & Trust Co.	9/6/2016	USD	181,536	GBP	138,606	501
State Street Bank & Trust Co.	9/6/2016	USD	1,044	HKD	8,100	0

State Street Bank & Trust Co.	9/6/2016	USD	19,713	HKD	152,900	(2)
State Street Bank & Trust Co.	9/6/2016	USD	547	IDR	7,257,500	0
State Street Bank & Trust Co.	9/6/2016	USD	20,906	KRW	23,368,000	51
State Street Bank & Trust Co.	9/6/2016	USD	848	MXN	16,000	3
State Street Bank & Trust Co.	9/6/2016	USD	6,476	MYR	26,500	56
State Street Bank & Trust Co.	9/6/2016	USD	8,093	NOK	67,500	8
State Street Bank & Trust Co.	9/6/2016	USD	2,466	NZD	3,400	0
State Street Bank & Trust Co.	9/6/2016	USD	544	PLN	2,100	(7)
State Street Bank & Trust Co.	9/6/2016	USD	50,904	RUB	3,323,970	(145)
State Street Bank & Trust Co.	9/6/2016	USD	863	SEK	7,400	2
State Street Bank & Trust Co.	9/6/2016	USD	2,348	SGD	3,200	1
State Street Bank & Trust Co.	9/6/2016	USD	15,794	THB	547,000	6
State Street Bank & Trust Co.	9/6/2016	USD	190,351	TWD	6,039,840	25
State Street Bank & Trust Co.	9/6/2016	USD	23,157	ZAR	341,000	9
The Bank of New York Mellon	9/6/2016	USD	827	AUD	1,100	0
The Bank of New York Mellon	9/6/2016	USD	56,089	BRL	181,379	(20)
The Bank of New York Mellon	9/6/2016	USD	35,060	CAD	46,000	19
The Bank of New York Mellon	9/6/2016	USD	3,359	CHF	3,300	(2)
The Bank of New York Mellon	9/6/2016	USD	5,999	CZK	145,600	11
The Bank of New York Mellon	9/6/2016	USD	135,321	EUR	121,500	243
The Bank of New York Mellon	9/6/2016	USD	3,405	GBP	2,600	10
The Bank of New York Mellon	9/6/2016	USD	206,556	HKD	1,602,200	(8)
The Bank of New York Mellon	9/6/2016	USD	3,481	HKD	27,000	0
The Bank of New York Mellon	9/6/2016	USD	7,020	JPY	726,100	0
The Bank of New York Mellon	9/6/2016	USD	5,586	NZD	7,700	(1)
The Bank of New York Mellon	9/6/2016	USD	488	RUB	32,590	9
The Bank of New York Mellon	9/6/2016	USD	68,996	SEK	591,700	144
The Bank of New York Mellon	9/6/2016	USD	9,236	ZAR	135,900	(4)
The Bank of Nova Scotia	9/6/2016	USD	1,005	CAD	1,300	(13)
The Bank of Nova Scotia	9/6/2016	USD	2,673	EUR	2,400	5
The Bank of Nova Scotia	9/6/2016	USD	1,741	HKD	13,500	(1)
The Bank of Nova Scotia	9/6/2016	USD	1,185	SGD	1,600	(10)
Bank of Montreal	9/6/2016	ZAR	460,550	USD	32,990	1,702
RBC Capital Markets	9/6/2016	ZAR	384,000	USD	27,502	1,415
State Street Bank & Trust Co.	9/6/2016	ZAR	339,000	USD	24,284	1,253
State Street Bank & Trust Co.	9/6/2016	ZAR	2,000	USD	142	6
The Bank of New York Mellon	9/6/2016	ZAR	135,900	USD	9,738	505
State Street Bank & Trust Co.	9/7/2016	AED	3,100	USD	844	0
State Street Bank & Trust Co.	9/7/2016	AED	47,000	USD	12,793	(3)
State Street Bank & Trust Co.	9/7/2016	AED	19,100	USD	5,199	(1)
State Street Bank & Trust Co.	9/7/2016	QAR	23,750	USD	6,518	(4)
State Street Bank & Trust Co.	9/7/2016	USD	18,840	AED	69,200	0
State Street Bank & Trust Co.	9/7/2016	USD	6,522	QAR	23,750	(1)
State Street Bank & Trust Co.	10/5/2016	AED	69,200	USD	18,838	0
RBC Capital Markets	10/5/2016	BRL	3,000	USD	915	(4)
The Bank of New York Mellon	10/5/2016	BRL	181,379	USD	55,505	(77)
Bank of Montreal	10/5/2016	CAD	230,029	USD	175,347	(93)
RBC Capital Markets	10/5/2016	CAD	130,000	USD	99,098	(51)
State Street Bank & Trust Co.	10/5/2016	CAD	98,360	USD	74,978	(40)

State Street Bank & Trust Co.	10/5/2016	CAD	7,000	USD	5,336	(3)
The Bank of New York Mellon	10/5/2016	CAD	46,000	USD	35,064	(20)
Bank of Montreal	10/5/2016	CHF	58,000	USD	59,144	45
RBC Capital Markets	10/5/2016	CHF	13,000	USD	13,258	12
State Street Bank & Trust Co.	10/5/2016	CHF	12,900	USD	13,155	11
The Bank of New York Mellon	10/5/2016	CHF	3,300	USD	3,365	2
Bank of Montreal	10/5/2016	CLP	122,000	USD	180	1
RBC Capital Markets	10/5/2016	CLP	7,364,000	USD	10,810	23
State Street Bank & Trust Co.	10/5/2016	CLP	122,000	USD	179	0
The Bank of New York Mellon	10/5/2016	CZK	145,600	USD	6,006	(11)
State Street Bank & Trust Co.	10/5/2016	DKK	7,000	USD	1,049	(2)
Bank of Montreal	10/5/2016	EUR	309,529	USD	345,224	(579)
RBC Capital Markets	10/5/2016	EUR	60,000	USD	66,920	(112)
State Street Bank & Trust Co.	10/5/2016	EUR	166,236	USD	185,433	(285)
The Bank of New York Mellon	10/5/2016	EUR	121,500	USD	135,493	(245)
The Bank of Nova Scotia	10/5/2016	EUR	2,400	USD	2,676	(5)
Bank of Montreal	10/5/2016	GBP	421,761	USD	552,811	(1,504)
RBC Capital Markets	10/5/2016	GBP	175,000	USD	229,384	(615)
State Street Bank & Trust Co.	10/5/2016	GBP	8,000	USD	10,486	(28)
State Street Bank & Trust Co.	10/5/2016	GBP	138,606	USD	181,669	(499)
The Bank of New York Mellon	10/5/2016	GBP	2,600	USD	3,408	(9)
RBC Capital Markets	10/5/2016	HKD	857,000	USD	110,530	15
State Street Bank & Trust Co.	10/5/2016	HKD	152,900	USD	19,718	1
State Street Bank & Trust Co.	10/5/2016	HKD	120,000	USD	15,475	0
The Bank of New York Mellon	10/5/2016	HKD	1,602,200	USD	206,616	3
RBC Capital Markets	10/5/2016	HUF	110,000	USD	396	(1)
Bank of Montreal	10/5/2016	IDR	7,257,500	USD	545	0
RBC Capital Markets	10/5/2016	IDR	57,515,000	USD	4,307	(6)
State Street Bank & Trust Co.	10/5/2016	IDR	7,257,500	USD	544	0
Bank of Montreal	10/5/2016	JPY	2,276,000	USD	22,036	3
RBC Capital Markets	10/5/2016	JPY	1,148,000	USD	11,115	2
The Bank of New York Mellon	10/5/2016	JPY	726,100	USD	7,030	0
Bank of Montreal	10/5/2016	MXN	67,900	USD	3,587	(11)
State Street Bank & Trust Co.	10/5/2016	MXN	16,000	USD	845	(3)
Bank of Montreal	10/5/2016	NOK	223,700	USD	26,820	(28)
RBC Capital Markets	10/5/2016	NOK	55,000	USD	6,594	(7)
State Street Bank & Trust Co.	10/5/2016	NOK	67,500	USD	8,093	(8)
Bank of Montreal	10/5/2016	NZD	600	USD	435	0
State Street Bank & Trust Co.	10/5/2016	NZD	3,400	USD	2,463	0
State Street Bank & Trust Co.	10/5/2016	NZD	6,000	USD	4,346	(1)
The Bank of New York Mellon	10/5/2016	NZD	7,700	USD	5,579	1
JP Morgan & Chase Co.	10/5/2016	PLN	68,900	USD	17,602	(13)
State Street Bank & Trust Co.	10/5/2016	QAR	23,750	USD	6,518	0
State Street Bank & Trust Co.	10/5/2016	RUB	3,323,970	USD	50,539	157
State Street Bank & Trust Co.	10/5/2016	RUB	580,000	USD	8,819	27
RBC Capital Markets	10/5/2016	SEK	86,000	USD	10,044	(19)
State Street Bank & Trust Co.	10/5/2016	SEK	7,400	USD	864	(2)
The Bank of New York Mellon	10/5/2016	SEK	591,700	USD	69,096	(145)
Bank of Montreal	10/5/2016	SGD	44,400	USD	32,572	(13)

JP Morgan & Chase Co.	10/5/2016	SGD	28,850	USD	21,165	(8)
RBC Capital Markets	10/5/2016	SGD	38,000	USD	27,881	(8)
State Street Bank & Trust Co.	10/5/2016	SGD	3,200	USD	2,348	(1)
Bank of Montreal	10/5/2016	THB	59,000	USD	1,704	0
The Bank of Nova Scotia	10/5/2016	THB	547,000	USD	15,775	(17)
JP Morgan & Chase Co.	10/5/2016	TRY	27,500	USD	9,225	0
RBC Capital Markets	10/5/2016	TWD	1,166,000	USD	36,777	(2)
State Street Bank & Trust Co.	10/5/2016	TWD	6,039,840	USD	190,591	80
Bank of Montreal	10/5/2016	USD	26,929	TWD	853,250	(16)
State Street Bank & Trust Co.	10/5/2016	USD	537	PLN	2,100	0
The Bank of New York Mellon	10/5/2016	USD	495	RUB	32,590	(1)
The Bank of Nova Scotia	10/5/2016	USD	991	CAD	1,300	1
The Bank of Nova Scotia	10/5/2016	USD	1,741	HKD	13,500	0
The Bank of Nova Scotia	10/5/2016	USD	1,174	SGD	1,600	0
Bank of Montreal	10/5/2016	ZAR	460,550	USD	31,095	(11)
RBC Capital Markets	10/5/2016	ZAR	384,000	USD	25,929	(7)
State Street Bank & Trust Co.	10/5/2016	ZAR	341,000	USD	23,024	(7)
The Bank of New York Mellon	10/5/2016	ZAR	135,900	USD	9,182	4
Bank of Montreal	10/6/2016	AUD	191,897	USD	144,096	7
RBC Capital Markets	10/6/2016	AUD	38,000	USD	28,536	4
State Street Bank & Trust Co.	10/6/2016	AUD	63,900	USD	47,983	3
The Bank of New York Mellon	10/6/2016	AUD	1,100	USD	826	0
RBC Capital Markets	10/6/2016	KRW	5,238,000	USD	4,687	(10)
State Street Bank & Trust Co.	10/6/2016	KRW	23,368,000	USD	20,902	(53)
RBC Capital Markets	10/6/2016	MYR	103,000	USD	25,150	(197)
State Street Bank & Trust Co.	10/6/2016	MYR	26,500	USD	6,471	(50)
Bank of Montreal	10/6/2016	USD	12,356	KRW	13,816,000	33
Bank of Montreal	10/6/2016	USD	3,671	MYR	15,020	25

Total net unrealized appreciation						$24,410

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$3,569,771	$—	$—	$3,569,771
Preferred Stocks	7,518	—	—	7,518
Short-Term Investments	31,107	—	—	31,107
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	32,734	—	32,734

TOTAL	$3,608,396	$32,734	$—	$3,641,130

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(8,324)	$—	$(8,324)

TOTAL	$—	$(8,324)	$—	$(8,324)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Australia - 11.7%
ASX Ltd.	451	$17,337
Aurizon Holdings Ltd.	4,818	15,896
Australia & New Zealand Banking Group Ltd.	6,792	137,312
Bendigo & Adelaide Bank Ltd.	1,075	8,871
BHP Billiton PLC	4,917	63,915
Flight Centre Travel Group Ltd. (a)	130	3,600
Harvey Norman Holdings Ltd.	1,295	5,236
Insurance Australia Group Ltd.	5,660	23,651
LendLease Group (b)	1,288	13,378
Platinum Asset Management Ltd. (a)	547	2,212
Suncorp Group Ltd.	2,995	28,609
Tatts Group Ltd.	3,409	9,761
Telstra Corp. Ltd.	9,961	39,378
Wesfarmers Ltd.	2,622	83,631
Woodside Petroleum Ltd.	1,765	37,978
Woolworths Ltd.	2,977	53,048

		543,813

Denmark - 0.1%
Tryg A/S	270	5,386

Finland - 2.9%
Elisa OYJ	332	11,680
Fortum OYJ	1,034	15,963
Metso OYJ	263	7,363
Nokian Renkaat OYJ	267	9,641
Orion OYJ, Class B	239	9,048
Sampo OYJ, Class A	1,041	44,694
Stora Enso OYJ, Class R	1,283	11,327
UPM-Kymmene OYJ	1,243	24,971

		134,687

France - 13.1%
AXA SA	4,522	94,929
Bouygues SA	483	15,317
CNP Assurances	400	6,438
Edenred (a)	484	10,539
Eutelsat Communications SA	406	7,891
Rexel SA	704	11,312
Sanofi	2,708	208,635
SCOR SE	380	11,180
Suez	761	11,515
TOTAL SA	4,838	230,702

		608,458

Germany - 14.0%
Allianz SE	1,064	158,502
Axel Springer SE	100	5,093
BASF SE	2,138	173,854
Bayerische Motoren Werke AG	771	67,089
Daimler AG	2,242	155,252
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	383	69,231
ProSiebenSat.1 Media SE	510	21,936

		650,957

Hong Kong - 4.5%
BOC Hong Kong Holdings Ltd.	8,528	29,846
CLP Holdings Ltd.	3,769	38,649
Hang Lung Properties Ltd.	5,181	11,808
Hang Seng Bank Ltd.	1,750	30,702
HKT Trust & HKT Ltd. (b)	6,103	8,418
New World Development Co. Ltd.	12,817	16,076
NWS Holdings Ltd.	3,506	6,264
PCCW Ltd.	9,658	6,125
Power Assets Holdings Ltd.	3,197	30,579
Sino Land Co. Ltd.	7,044	12,059
Swire Pacific Ltd., Class A	1,245	13,754
Yue Yuen Industrial Holdings Ltd.	1,708	7,266

		211,546

Ireland - 0.4%
James Hardie Industries PLC CDI	1,038	16,921

Italy - 1.7%
Atlantia SpA	962	24,745
Snam SpA	5,704	31,622
Terna Rete Elettrica Nazionale SpA	3,509	18,130
UnipolSai SpA	2,635	4,400

		78,897

Japan - 1.7%
Aozora Bank Ltd.	2,730	9,657
Canon, Inc.	2,449	70,158

		79,815

Luxembourg - 0.4%
SES SA	848	19,476

Macau - 0.5%
Sands China Ltd.	5,680	22,332

Netherlands - 0.2%
Boskalis Westminster	210	7,508

New Zealand - 0.7%
Contact Energy Ltd.	1,666	6,286
Fletcher Building Ltd.	1,612	12,399
Mercury NZ Ltd.	1,615	3,715
Spark New Zealand Ltd.	4,260	11,761

		34,161

Norway - 1.4%
Gjensidige Forsikring ASA	466	8,002
Statoil ASA	2,598	41,093
Yara International ASA	417	14,803

		63,898

Portugal - 0.4%
EDP - Energias de Portugal SA	5,391	18,070

Singapore - 2.7%
Singapore Exchange Ltd.	1,850	10,265
Singapore Press Holdings Ltd. (a)	3,680	10,183
Singapore Technologies Engineering Ltd.	3,590	8,511
Singapore Telecommunications Ltd.	18,570	54,792
StarHub Ltd.	1,400	3,761
United Overseas Bank Ltd.	2,990	39,524

		127,036

Spain - 1.8%
Abertis Infraestructuras SA	1,499	23,217
Enagas SA	528	15,504
Gas Natural SDG SA	816	16,843
Mapfre SA	2,509	6,781
Red Electrica Corp. SA	1,008	21,706

		84,051

Sweden - 2.2%
Industrivarden AB, Class C	383	6,980
Skanska AB, Class B	792	17,365
Telefonaktiebolaget LM Ericsson, Class B	7,145	50,954
Telia Co. AB	6,048	27,320

		102,619

Switzerland - 4.2%
Swiss Prime Site AG	164	14,423
Swiss Re AG	777	65,570
Swisscom AG	60	28,666
Zurich Insurance Group AG	351	89,717

		198,376

United Kingdom - 34.8%
Aberdeen Asset Management PLC	2,148	9,043
Admiral Group PLC	493	13,271
AstraZeneca PLC	2,944	189,777
BAE Systems PLC	7,386	52,229
Berkeley Group Holdings PLC	306	10,737
British American Tobacco PLC	3,794	235,403
Centrica PLC	12,629	38,574
Direct Line Insurance Group PLC	3,201	15,510
G4S PLC	3,612	10,938
GlaxoSmithKline PLC	11,016	237,091
ICAP PLC	1,290	8,102
IMI PLC	633	8,786
Imperial Brands PLC	2,232	117,047
Inmarsat PLC	1,050	10,631
ITV PLC	8,447	22,262
Legal & General Group PLC	13,848	38,242
Marks & Spencer Group PLC	3,779	17,105
National Grid PLC	8,722	119,858
Old Mutual PLC	11,473	29,243
Pearson PLC	1,913	21,742
Persimmon PLC	717	17,173
Rio Tinto Ltd.	988	35,345
Rio Tinto PLC	2,880	87,021
Severn Trent PLC	549	17,165
Smiths Group PLC	920	16,200
SSE PLC	2,346	46,333
Tate & Lyle PLC	1,086	10,460

Vodafone Group PLC	61,824	186,601

		1,621,889

TOTAL COMMON STOCKS
(Cost $4,856,291)		4,629,896

PREFERRED STOCK - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG
(Cost $9,298)	127	9,518

SECURITIES LENDING COLLATERAL - 0.5%
Daily Assets Fund “Capital Shares”, 0.48% (c)(d)
(Cost $24,962)	24,962	24,962

TOTAL INVESTMENTS - 100.1%
(Cost $4,890,551)†		$4,664,376
Other assets and liabilities, net - (0.1%)		(6,817)

NET ASSETS - 100.0%		$4,657,559

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $4,918,981. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $254,605. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $111,441 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $366,046.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $23,621, which is 0.5% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI:	Chess Depositary Interest

At August 31, 2016 the Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	1,023,209	22.0%
Health Care	644,552	13.9
Consumer Staples	499,590	10.8
Utilities	450,512	9.7
Consumer Discretionary	443,294	9.5
Materials	440,555	9.5
Telecommunication Services	389,132	8.4
Energy	309,772	6.7
Industrials	236,189	5.1
Information Technology	121,112	2.6
Real Estate	81,497	1.8

Total	4,639,414	100.0%

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(e)
Bank of Montreal	9/6/2016	AUD	222,235	USD	168,720	$1,726
RBC Capital Markets	9/6/2016	AUD	410,500	USD	311,657	3,192
RBC Capital Markets	9/6/2016	AUD	8,000	USD	6,069	58
RBC Capital Markets	9/6/2016	AUD	58,000	USD	44,034	450
The Bank of New York Mellon	9/6/2016	AUD	11,800	USD	8,961	94
Bank of Montreal	9/6/2016	CHF	48,000	USD	49,753	931
RBC Capital Markets	9/6/2016	CHF	123,100	USD	127,595	2,388
State Street Bank & Trust Co.	9/6/2016	CHF	1,700	USD	1,766	37
The Bank of New York Mellon	9/6/2016	CHF	18,600	USD	19,285	366
Bank of Montreal	9/6/2016	DKK	29,000	USD	4,366	18
RBC Capital Markets	9/6/2016	DKK	19,500	USD	2,936	12
Bank of Montreal	9/6/2016	EUR	315,215	USD	352,950	1,248
RBC Capital Markets	9/6/2016	EUR	773,377	USD	865,950	3,055
RBC Capital Markets	9/6/2016	EUR	50,000	USD	55,984	196
RBC Capital Markets	9/6/2016	EUR	13,000	USD	14,534	29
State Street Bank & Trust Co.	9/6/2016	EUR	2,000	USD	2,224	(7)
The Bank of New York Mellon	9/6/2016	EUR	282,600	USD	316,481	1,170
The Bank of New York Mellon	9/6/2016	EUR	6,271	USD	7,000	3
Bank of Montreal	9/6/2016	GBP	320,411	USD	425,628	4,816

RBC Capital Markets	9/6/2016	GBP	840,695	USD	1,116,747	12,621
RBC Capital Markets	9/6/2016	GBP	15,000	USD	19,877	177
RBC Capital Markets	9/6/2016	GBP	83,000	USD	110,253	1,245
State Street Bank & Trust Co.	9/6/2016	GBP	9,400	USD	12,311	(34)
The Bank of New York Mellon	9/6/2016	GBP	27,500	USD	36,536	419
Bank of Montreal	9/6/2016	HKD	382,000	USD	49,246	0
RBC Capital Markets	9/6/2016	HKD	1,089,000	USD	140,394	6
RBC Capital Markets	9/6/2016	HKD	173,000	USD	22,300	(2)
State Street Bank & Trust Co.	9/6/2016	HKD	15,100	USD	1,947	0
The Bank of New York Mellon	9/6/2016	HKD	200,000	USD	25,784	2
Bank of Montreal	9/6/2016	JPY	4,373,749	USD	42,726	441
RBC Capital Markets	9/6/2016	JPY	2,593,000	USD	25,330	261
State Street Bank & Trust Co.	9/6/2016	JPY	21,800	USD	211	0
The Bank of New York Mellon	9/6/2016	JPY	1,736,300	USD	16,964	178
Bank of Montreal	9/6/2016	NOK	225,000	USD	26,715	(288)
RBC Capital Markets	9/6/2016	NOK	298,700	USD	35,465	(382)
State Street Bank & Trust Co.	9/6/2016	NOK	4,100	USD	492	(1)
Bank of Montreal	9/6/2016	NZD	5,000	USD	3,600	(27)
RBC Capital Markets	9/6/2016	NZD	16,000	USD	11,521	(86)
The Bank of New York Mellon	9/6/2016	NZD	18,800	USD	13,540	(98)
Bank of Montreal	9/6/2016	SEK	287,000	USD	33,687	151
RBC Capital Markets	9/6/2016	SEK	576,000	USD	67,598	293
The Bank of New York Mellon	9/6/2016	SEK	5,900	USD	693	3
Bank of Montreal	9/6/2016	SGD	37,000	USD	27,536	379
JP Morgan & Chase Co.	9/6/2016	SGD	32,700	USD	24,338	338
RBC Capital Markets	9/6/2016	SGD	104,000	USD	77,404	1,072
RBC Capital Markets	9/6/2016	SGD	6,000	USD	4,465	61
Bank of Montreal	9/6/2016	USD	167,003	AUD	222,235	(8)
Bank of Montreal	9/6/2016	USD	48,862	CHF	48,000	(41)
Bank of Montreal	9/6/2016	USD	4,339	DKK	29,000	9
Bank of Montreal	9/6/2016	USD	351,123	EUR	315,215	579
Bank of Montreal	9/6/2016	USD	419,667	GBP	320,411	1,145
Bank of Montreal	9/6/2016	USD	49,250	HKD	382,000	(4)
Bank of Montreal	9/6/2016	USD	42,290	JPY	4,373,749	(5)
Bank of Montreal	9/6/2016	USD	26,975	NOK	225,000	27
Bank of Montreal	9/6/2016	USD	3,627	NZD	5,000	0
Bank of Montreal	9/6/2016	USD	33,471	SEK	287,000	65
Bank of Montreal	9/6/2016	USD	27,150	SGD	37,000	7
JP Morgan & Chase Co.	9/6/2016	USD	23,996	SGD	32,700	5
RBC Capital Markets	9/6/2016	USD	358,084	AUD	476,500	(25)
RBC Capital Markets	9/6/2016	USD	125,314	CHF	123,100	(108)
RBC Capital Markets	9/6/2016	USD	2,919	DKK	19,500	5
RBC Capital Markets	9/6/2016	USD	931,670	EUR	836,377	1,518
RBC Capital Markets	9/6/2016	USD	1,229,508	GBP	938,695	3,327
RBC Capital Markets	9/6/2016	USD	162,710	HKD	1,262,000	(19)
RBC Capital Markets	9/6/2016	USD	21,098	JPY	2,182,000	(3)
RBC Capital Markets	9/6/2016	USD	4,015	JPY	411,000	(41)
RBC Capital Markets	9/6/2016	USD	35,812	NOK	298,700	35
RBC Capital Markets	9/6/2016	USD	11,606	NZD	16,000	0

RBC Capital Markets	9/6/2016	USD	67,178	SEK	576,000	127
RBC Capital Markets	9/6/2016	USD	80,720	SGD	110,000	15
State Street Bank & Trust Co.	9/6/2016	USD	1,731	CHF	1,700	(1)
State Street Bank & Trust Co.	9/6/2016	USD	2,228	EUR	2,000	3
State Street Bank & Trust Co.	9/6/2016	USD	12,565	GBP	9,400	(220)
State Street Bank & Trust Co.	9/6/2016	USD	1,946	HKD	15,100	0
State Street Bank & Trust Co.	9/6/2016	USD	216	JPY	21,800	(6)
State Street Bank & Trust Co.	9/6/2016	USD	486	NOK	4,100	6
The Bank of New York Mellon	9/6/2016	USD	8,868	AUD	11,800	(1)
The Bank of New York Mellon	9/6/2016	USD	18,930	CHF	18,600	(12)
The Bank of New York Mellon	9/6/2016	USD	321,730	EUR	288,871	578
The Bank of New York Mellon	9/6/2016	USD	36,017	GBP	27,500	100
The Bank of New York Mellon	9/6/2016	USD	25,784	HKD	200,000	(1)
The Bank of New York Mellon	9/6/2016	USD	16,786	JPY	1,736,300	0
The Bank of New York Mellon	9/6/2016	USD	13,639	NZD	18,800	(2)
The Bank of New York Mellon	9/6/2016	USD	688	SEK	5,900	1
Bank of Montreal	10/5/2016	CHF	48,000	USD	48,947	37
RBC Capital Markets	10/5/2016	CHF	123,100	USD	125,542	109
State Street Bank & Trust Co.	10/5/2016	CHF	1,700	USD	1,734	1
The Bank of New York Mellon	10/5/2016	CHF	18,600	USD	18,964	12
Bank of Montreal	10/5/2016	DKK	29,000	USD	4,346	(8)
RBC Capital Markets	10/5/2016	DKK	19,500	USD	2,922	(5)
Bank of Montreal	10/5/2016	EUR	315,215	USD	351,566	(589)
RBC Capital Markets	10/5/2016	EUR	836,377	USD	932,835	(1,557)
State Street Bank & Trust Co.	10/5/2016	EUR	2,000	USD	2,231	(3)
The Bank of New York Mellon	10/5/2016	EUR	288,871	USD	322,141	(583)
Bank of Montreal	10/5/2016	GBP	320,411	USD	419,969	(1,142)
RBC Capital Markets	10/5/2016	GBP	938,695	USD	1,230,412	(3,301)
The Bank of New York Mellon	10/5/2016	GBP	27,500	USD	36,044	(99)
Bank of Montreal	10/5/2016	HKD	382,000	USD	49,264	2
RBC Capital Markets	10/5/2016	HKD	1,262,000	USD	162,764	22
The Bank of New York Mellon	10/5/2016	HKD	200,000	USD	25,792	0
Bank of Montreal	10/5/2016	JPY	4,373,749	USD	42,346	5
RBC Capital Markets	10/5/2016	JPY	2,182,000	USD	21,127	4
The Bank of New York Mellon	10/5/2016	JPY	1,736,300	USD	16,810	1
Bank of Montreal	10/5/2016	NOK	225,000	USD	26,976	(28)
RBC Capital Markets	10/5/2016	NOK	298,700	USD	35,813	(36)
Bank of Montreal	10/5/2016	NZD	5,000	USD	3,622	0
RBC Capital Markets	10/5/2016	NZD	16,000	USD	11,591	(1)
RBC Capital Markets	10/5/2016	NZD	7,000	USD	5,071	0
The Bank of New York Mellon	10/5/2016	NZD	18,800	USD	13,622	1
Bank of Montreal	10/5/2016	SEK	287,000	USD	33,519	(66)
RBC Capital Markets	10/5/2016	SEK	576,000	USD	67,274	(130)
The Bank of New York Mellon	10/5/2016	SEK	5,900	USD	689	(1)
Bank of Montreal	10/5/2016	SGD	37,000	USD	27,144	(11)
JP Morgan & Chase Co.	10/5/2016	SGD	32,700	USD	23,989	(10)
RBC Capital Markets	10/5/2016	SGD	110,000	USD	80,707	(22)
RBC Capital Markets	10/5/2016	USD	10,037	EUR	9,000	17
RBC Capital Markets	10/5/2016	USD	18,351	GBP	14,000	49

State Street Bank & Trust Co.	10/5/2016	USD	12,320	GBP	9,400	34
State Street Bank & Trust Co.	10/5/2016	USD	1,947	HKD	15,100	0
State Street Bank & Trust Co.	10/5/2016	USD	211	JPY	21,800	0
State Street Bank & Trust Co.	10/5/2016	USD	492	NOK	4,100	1
Bank of Montreal	10/6/2016	AUD	222,235	USD	166,876	8
RBC Capital Markets	10/6/2016	AUD	476,500	USD	357,831	46
The Bank of New York Mellon	10/6/2016	AUD	11,800	USD	8,862	2

Total net unrealized appreciation						$36,325

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$4,629,896	$—	$—	$4,629,896
Preferred Stocks	9,518	—	—	9,518
Short-Term Investments	24,962	—	—	24,962
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	45,339	—	45,339

TOTAL	$4,664,376	$45,339	$—	$4,709,715

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(9,014)	$—	$(9,014)

TOTAL	$—	$(9,014)	$—	$(9,014)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.8%
Brazil - 7.8%
Ambev SA	15,823	$94,030
BB Seguridade Participacoes SA	2,345	21,168
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	5,524	30,638
CCR SA	3,165	16,721
CETIP SA - Mercados Organizados	507	6,861
Engie Brasil Energia SA	443	5,350
Transmissora Alianca de Energia Eletrica SA	361	2,594

		177,362

Chile - 0.8%
Banco de Chile	158,977	17,600

China - 25.7%
Agricultural Bank of China Ltd., Class H	75,582	31,080
Anhui Conch Cement Co. Ltd., Class H	4,752	13,354
Bank of China Ltd., Class H	248,376	111,741
China Construction Bank Corp., Class H	159,823	119,493
China Petroleum & Chemical Corp., Class H	87,691	63,641
China Vanke Co. Ltd., Class H	4,076	10,456
CNOOC Ltd.	65,522	80,493
Country Garden Holdings Co. Ltd.	15,236	7,738
Industrial & Commercial Bank of China Ltd., Class H	193,298	122,843
Jiangsu Expressway Co. Ltd., Class H	4,106	5,769
Sino-Ocean Group Holding Ltd.	9,600	4,455
Sinopec Engineering Group Co. Ltd., Class H	4,730	3,921
Zhejiang Expressway Co. Ltd., Class H	5,584	6,226

		581,210

Czech Republic - 0.5%
Komercni banka as	357	12,081

Hong Kong - 1.6%
China Everbright Ltd.	2,832	5,877
China Power International Development Ltd.	15,845	5,985
China Resources Power Holdings Co. Ltd.	7,992	13,805
Shimao Property Holdings Ltd.	3,651	5,083
Sun Art Retail Group Ltd.	7,421	4,773

		35,523

Hungary - 0.7%
MOL Hungarian Oil & Gas PLC	260	16,230

Indonesia - 1.3%
PT Indocement Tunggal Prakarsa Tbk	5,060	6,752
PT Indofood Sukses Makmur Tbk	11,705	6,993
PT Semen Indonesia Persero Tbk	9,555	7,131
PT United Tractors Tbk	6,220	8,792

		29,668

Malaysia - 4.1%
Alliance Financial Group Bhd	3,200	3,117
AMMB Holdings Bhd	5,300	5,737
Axiata Group Bhd	10,200	13,808
British American Tobacco Malaysia Bhd	400	4,855
DiGi.Com Bhd	13,400	16,587
Malayan Banking Bhd	12,200	23,524
Maxis Bhd	6,800	10,530
MISC Bhd	3,400	6,338
Telekom Malaysia Bhd	4,800	8,096

		92,592

Mexico - 0.8%
Kimberly-Clark de Mexico SAB de CV, Class A	7,177	17,211

Poland - 2.7%
Bank Pekao SA	413	13,869
Bank Zachodni WBK SA	21	1,725
Polskie Gornictwo Naftowe i Gazownictwo SA	27,165	37,046
Powszechny Zaklad Ubezpieczen SA	1,295	9,162

		61,802

Qatar - 0.7%
Barwa Real Estate Co.	416	4,170
Masraf Al Rayan QSC	582	6,073
Qatar Electricity & Water Co. QSC	26	1,546
Qatar Islamic Bank SAQ	126	3,834

		15,623

Russia - 6.8%
Gazprom PJSC, ADR	8,800	35,596
Lukoil PJSC, ADR	999	44,805
MegaFon PJSC, GDR	2,663	27,030
Rosneft PJSC, GDR	9,000	47,025

		154,456

South Africa - 12.6%
Barclays Africa Group Ltd. (a)	1,474	14,928
Coronation Fund Managers Ltd. (a)	775	3,676
FirstRand Ltd.	11,520	34,532
Foschini Group Ltd.	743	6,606
Imperial Holdings Ltd.	532	5,707
Liberty Holdings Ltd. (a)	411	3,153
Life Healthcare Group Holdings Ltd.	3,241	8,487
MMI Holdings Ltd.	3,099	4,755
MTN Group Ltd. (a)	5,361	43,830
Nedbank Group Ltd. (a)	735	10,325
RMB Holdings Ltd.	2,458	9,814
Sanlam Ltd.	4,749	20,182
Sasol Ltd.	1,936	48,744
SPAR Group Ltd.	569	7,431
Standard Bank Group Ltd.	4,305	38,986
Truworths International Ltd.	1,550	8,028
Tsogo Sun Holdings Ltd.	1,766	3,654
Vodacom Group Ltd.	1,071	11,141

		283,979

South Korea - 0.7%
SK Telecom Co. Ltd.	77	15,089

Taiwan - 25.1%
Advanced Semiconductor Engineering, Inc.	20,810	25,578
Asia Cement Corp.	11,719	10,470
Asustek Computer, Inc.	2,365	20,012
Cathay Financial Holding Co. Ltd.	24,888	31,453
Cheng Shin Rubber Industry Co. Ltd.	6,501	13,809
Chicony Electronics Co. Ltd.	1,931	4,777
Chunghwa Telecom Co. Ltd.	12,690	45,592
CTBC Financial Holding Co. Ltd.	46,875	27,108
Delta Electronics, Inc.	6,251	32,505
Far EasTone Telecommunications Co. Ltd.	5,657	13,175
Fubon Financial Holding Co. Ltd.	20,321	28,755
Hon Hai Precision Industry Co. Ltd.	44,342	122,976
Hua Nan Financial Holdings Co. Ltd.	21,782	11,224
Inventec Corp.	7,991	5,931
MediaTek, Inc.	4,999	39,308
Merida Industry Co. Ltd.	873	3,563
Nanya Technology Corp.	2,300	2,718
Novatek Microelectronics Corp.	2,141	7,321
Phison Electronics Corp.	540	3,906
Quanta Computer, Inc.	9,237	17,088
Realtek Semiconductor Corp.	1,484	5,940
Ruentex Development Co. Ltd.*	1,057	1,238
Ruentex Industries Ltd.	2,014	3,126
Siliconware Precision Industries Co. Ltd.	7,155	10,677
Simplo Technology Co. Ltd.	1,118	3,682
Synnex Technology International Corp.	5,649	5,964
Taiwan Cement Corp.	14,083	16,089
Taiwan Fertilizer Co. Ltd.	4,044	5,340
Taiwan Mobile Co. Ltd.	5,783	20,321
Teco Electric and Machinery Co. Ltd.	6,743	5,674
Transcend Information, Inc.	873	2,517
Vanguard International Semiconductor Corp.	2,890	5,419
WPG Holdings Ltd.	4,771	5,676
Yuanta Financial Holding Co. Ltd.	18,153	6,436

Zhen Ding Technology Holding Ltd.	1,715	3,438

		568,806

Thailand - 2.5%
Krung Thai Bank PCL, NVDR	45,000	24,700
Siam Commercial Bank PCL, NVDR	7,100	32,818

		57,518

Turkey - 1.3%
Eregli Demir ve Celik Fabrikalari TAS	6,580	9,901
TAV Havalimanlari Holding AS	796	3,106
Tofas Turk Otomobil Fabrikasi AS	372	2,737
Tupras Turkiye Petrol Rafinerileri AS	649	12,706

		28,450

United Arab Emirates - 3.1%
Abu Dhabi Commercial Bank PJSC	6,800	11,885
Aldar Properties PJSC	10,293	7,734
Dubai Islamic Bank PJSC	4,854	7,216
Emaar Malls Group PJSC	5,563	4,180
Emirates Telecommunications Group Co. PJSC	4,308	23,164
First Gulf Bank PJSC	4,613	14,694

		68,873

TOTAL COMMON STOCKS
(Cost $2,316,646)		2,234,073

PREFERRED STOCKS - 0.9%
South Korea - 0.9%
Hyundai Motor Co.	94	8,077
Hyundai Motor Co. - 2nd Preferred	142	12,799

		20,876

TOTAL PREFERRED STOCKS
(Cost $20,380)		20,876

SECURITIES LENDING COLLATERAL - 3.2%
Daily Assets Fund “Capital Shares”, 0.48% (b)(c)
(Cost $72,385)	72,385	72,385

TOTAL INVESTMENTS - 102.9%
(Cost $2,409,411)†		$2,327,334
Other assets and liabilities, net - (2.9%)		(64,528)

NET ASSETS - 100.0%		$2,262,806

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,420,898. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $93,564. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $115,078 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $208,642.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $67,326, which is 3.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Private Joint Stock Company

At August 31, 2016 the Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	884,301	39.2%
Energy	395,078	17.5
Information Technology	325,433	14.4
Telecommunication Services	248,362	11.0
Consumer Staples	135,294	6.0
Materials	69,037	3.1
Consumer Discretionary	68,107	3.0
Industrials	47,755	2.1
Real Estate	43,816	2.0
Utilities	29,279	1.3
Health Care	8,487	0.4

Total	2,254,949	100.0%

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(d)
RBC Capital Markets	9/6/2016	BRL	7,000	USD	2,155	$(8)
State Street Bank & Trust Co.	9/6/2016	BRL	30,000	USD	9,176	(98)
The Bank of New York Mellon	9/6/2016	BRL	598,213	USD	182,884	(2,037)
Bank of Montreal	9/6/2016	CLP	9,448,000	USD	14,299	426
RBC Capital Markets	9/6/2016	CZK	385,700	USD	15,895	(27)
RBC Capital Markets	9/6/2016	HKD	4,131,506	USD	532,635	23
State Street Bank & Trust Co.	9/6/2016	HKD	6,500	USD	838	0
State Street Bank & Trust Co.	9/6/2016	HKD	222,000	USD	28,618	(1)
The Bank of New York Mellon	9/6/2016	HKD	224,700	USD	28,969	2
The Bank of Nova Scotia	9/6/2016	HKD	23,200	USD	2,991	0
RBC Capital Markets	9/6/2016	HUF	3,418,800	USD	12,292	(23)
State Street Bank & Trust Co.	9/6/2016	HUF	1,151,000	USD	4,138	(8)
Bank of Montreal	9/6/2016	IDR	330,191,000	USD	25,161	292
Bank of Montreal	9/6/2016	KRW	37,664,950	USD	33,871	92
RBC Capital Markets	9/6/2016	MXN	262,300	USD	13,947	8
Bank of Montreal	9/6/2016	MYR	425,625	USD	104,971	57
RBC Capital Markets	9/6/2016	MYR	64,000	USD	15,645	(130)
State Street Bank & Trust Co.	9/6/2016	MYR	17,000	USD	4,208	18
JP Morgan & Chase Co.	9/6/2016	PLN	80,000	USD	20,520	53
RBC Capital Markets	9/6/2016	PLN	146,300	USD	37,526	98
RBC Capital Markets	9/6/2016	PLN	10,500	USD	2,693	7
State Street Bank & Trust Co.	9/6/2016	PLN	5,800	USD	1,511	27
The Bank of Nova Scotia	9/6/2016	PLN	5,200	USD	1,368	38
State Street Bank & Trust Co.	9/6/2016	RUB	273,698	USD	4,101	(79)
State Street Bank & Trust Co.	9/6/2016	RUB	155,302	USD	2,378	7
The Bank of New York Mellon	9/6/2016	RUB	8,882,119	USD	133,125	(2,510)
Bank of Montreal	9/6/2016	THB	2,673,789	USD	76,778	(456)
State Street Bank & Trust Co.	9/6/2016	THB	230,000	USD	6,598	(46)
JP Morgan & Chase Co.	9/6/2016	TRY	5,100	USD	1,691	(31)
RBC Capital Markets	9/6/2016	TRY	81,500	USD	27,025	(495)
State Street Bank & Trust Co.	9/6/2016	TRY	2,500	USD	822	(22)
The Bank of Nova Scotia	9/6/2016	TRY	2,800	USD	948	3
Bank of Montreal	9/6/2016	TWD	12,080,955	USD	378,951	(1,842)
RBC Capital Markets	9/6/2016	TWD	1,042,800	USD	32,841	(28)
State Street Bank & Trust Co.	9/6/2016	TWD	1,021,000	USD	32,142	(40)
State Street Bank & Trust Co.	9/6/2016	TWD	6,223,713	USD	195,930	(242)
Bank of Montreal	9/6/2016	USD	13,917	CLP	9,448,000	(44)
Bank of Montreal	9/6/2016	USD	24,845	IDR	330,191,000	24
Bank of Montreal	9/6/2016	USD	33,690	KRW	37,664,950	90
Bank of Montreal	9/6/2016	USD	104,065	MYR	425,625	849
Bank of Montreal	9/6/2016	USD	49,271	THB	1,705,609	(3)
Bank of Montreal	9/6/2016	USD	21,764	THB	757,939	129
Bank of Montreal	9/6/2016	USD	6,036	THB	210,240	37
Bank of Montreal	9/6/2016	USD	380,263	TWD	12,080,955	530
JP Morgan & Chase Co.	9/6/2016	USD	20,452	PLN	80,000	15
JP Morgan & Chase Co.	9/6/2016	USD	1,722	TRY	5,100	0

RBC Capital Markets	9/6/2016	USD	2,115	BRL	7,000	48
RBC Capital Markets	9/6/2016	USD	15,897	CZK	385,700	25
RBC Capital Markets	9/6/2016	USD	532,676	HKD	4,131,506	(64)
RBC Capital Markets	9/6/2016	USD	12,298	HUF	3,418,800	17
RBC Capital Markets	9/6/2016	USD	13,898	MXN	262,300	41
RBC Capital Markets	9/6/2016	USD	15,707	MYR	64,000	69
RBC Capital Markets	9/6/2016	USD	40,088	PLN	156,800	26
RBC Capital Markets	9/6/2016	USD	27,515	TRY	81,500	5
RBC Capital Markets	9/6/2016	USD	32,758	TWD	1,042,800	111
RBC Capital Markets	9/6/2016	USD	5,000	ZAR	69,995	(245)
RBC Capital Markets	9/6/2016	USD	285,966	ZAR	4,210,731	92
RBC Capital Markets	9/6/2016	USD	5,171	ZAR	72,200	(266)
State Street Bank & Trust Co.	9/6/2016	USD	8,590	BRL	28,085	92
State Street Bank & Trust Co.	9/6/2016	USD	592	BRL	1,915	0
State Street Bank & Trust Co.	9/6/2016	USD	23,116	HKD	179,300	(2)
State Street Bank & Trust Co.	9/6/2016	USD	3,648	HKD	28,300	0
State Street Bank & Trust Co.	9/6/2016	USD	2,695	HKD	20,900	(1)
State Street Bank & Trust Co.	9/6/2016	USD	4,140	HUF	1,151,000	6
State Street Bank & Trust Co.	9/6/2016	USD	4,154	MYR	17,000	36
State Street Bank & Trust Co.	9/6/2016	USD	614	PLN	2,400	0
State Street Bank & Trust Co.	9/6/2016	USD	881	PLN	3,400	(11)
State Street Bank & Trust Co.	9/6/2016	USD	6,428	RUB	429,000	123
State Street Bank & Trust Co.	9/6/2016	USD	6,641	THB	230,000	3
State Street Bank & Trust Co.	9/6/2016	USD	829	TRY	2,500	15
State Street Bank & Trust Co.	9/6/2016	USD	228,324	TWD	7,244,713	30
State Street Bank & Trust Co.	9/6/2016	USD	18,220	ZAR	268,300	7
State Street Bank & Trust Co.	9/6/2016	USD	2,924	ZAR	40,400	(180)
The Bank of New York Mellon	9/6/2016	USD	183,419	BRL	593,140	(66)
The Bank of New York Mellon	9/6/2016	USD	634	BRL	2,073	7
The Bank of New York Mellon	9/6/2016	USD	950	BRL	3,000	(23)
The Bank of New York Mellon	9/6/2016	USD	7,736	HKD	60,000	(1)
The Bank of New York Mellon	9/6/2016	USD	21,233	HKD	164,700	(1)
The Bank of New York Mellon	9/6/2016	USD	135,932	RUB	8,882,119	(296)
The Bank of Nova Scotia	9/6/2016	USD	2,993	HKD	23,200	(2)
The Bank of Nova Scotia	9/6/2016	USD	1,329	PLN	5,200	1
The Bank of Nova Scotia	9/6/2016	USD	946	TRY	2,800	(1)
The Bank of Nova Scotia	9/6/2016	USD	999	ZAR	14,700	0
RBC Capital Markets	9/6/2016	ZAR	4,352,926	USD	311,759	16,041
State Street Bank & Trust Co.	9/6/2016	ZAR	187,000	USD	13,394	690
State Street Bank & Trust Co.	9/6/2016	ZAR	112,000	USD	8,001	392
State Street Bank & Trust Co.	9/6/2016	ZAR	9,700	USD	719	60
The Bank of Nova Scotia	9/6/2016	ZAR	14,700	USD	1,078	80
RBC Capital Markets	9/7/2016	AED	4,200	USD	1,143	0
State Street Bank & Trust Co.	9/7/2016	AED	30,000	USD	8,166	(2)
State Street Bank & Trust Co.	9/7/2016	AED	2,700	USD	735	0
State Street Bank & Trust Co.	9/7/2016	AED	209,708	USD	57,080	(12)
State Street Bank & Trust Co.	9/7/2016	QAR	49,489	USD	13,582	(7)
RBC Capital Markets	9/7/2016	USD	1,143	AED	4,200	0

State Street Bank & Trust Co.	9/7/2016	USD	65,996	AED	242,408	(1)
State Street Bank & Trust Co.	9/7/2016	USD	12,877	QAR	46,889	(2)
State Street Bank & Trust Co.	9/7/2016	USD	714	QAR	2,600	0
The Bank of Nova Scotia	10/5/2016	AED	242,408	USD	65,961	(28)
The Bank of Nova Scotia	10/5/2016	AED	4,200	USD	1,143	0
The Bank of New York Mellon	10/5/2016	BRL	593,140	USD	181,511	(253)
The Bank of Nova Scotia	10/5/2016	BRL	1,915	USD	582	(4)
Bank of Montreal	10/5/2016	CLP	9,448,000	USD	13,913	74
The Bank of Nova Scotia	10/5/2016	CZK	385,700	USD	15,900	(39)
The Bank of New York Mellon	10/5/2016	HKD	164,700	USD	21,239	0
The Bank of Nova Scotia	10/5/2016	HKD	4,131,506	USD	532,751	(30)
The Bank of Nova Scotia	10/5/2016	HKD	302,000	USD	38,944	0
The Bank of Nova Scotia	10/5/2016	HKD	179,300	USD	23,120	(1)
The Bank of Nova Scotia	10/5/2016	HUF	3,418,800	USD	12,301	(16)
The Bank of Nova Scotia	10/5/2016	HUF	1,151,000	USD	4,141	(6)
Bank of Montreal	10/5/2016	IDR	330,191,000	USD	24,780	20
The Bank of Nova Scotia	10/5/2016	IDR	59,753,000	USD	4,466	(15)
The Bank of Nova Scotia	10/5/2016	MXN	262,300	USD	13,855	(45)
The Bank of Nova Scotia	10/5/2016	PLN	80,000	USD	20,432	(22)
The Bank of Nova Scotia	10/5/2016	PLN	5,200	USD	1,328	(1)
The Bank of Nova Scotia	10/5/2016	PLN	2,400	USD	613	(1)
The Bank of Nova Scotia	10/5/2016	PLN	156,800	USD	40,047	(42)
The Bank of Nova Scotia	10/5/2016	QAR	46,889	USD	12,858	(11)
The Bank of New York Mellon	10/5/2016	RUB	8,882,119	USD	134,940	312
The Bank of Nova Scotia	10/5/2016	RUB	1,559,000	USD	23,568	(63)
Bank of Montreal	10/5/2016	THB	1,705,609	USD	49,247	5
The Bank of Nova Scotia	10/5/2016	THB	230,000	USD	6,633	(7)
The Bank of Nova Scotia	10/5/2016	TRY	5,100	USD	1,712	1
The Bank of Nova Scotia	10/5/2016	TRY	81,500	USD	27,365	22
The Bank of Nova Scotia	10/5/2016	TRY	2,800	USD	940	1
Bank of Montreal	10/5/2016	TWD	12,080,955	USD	381,283	219
The Bank of Nova Scotia	10/5/2016	TWD	7,244,713	USD	228,324	(193)
The Bank of Nova Scotia	10/5/2016	USD	2,129	BRL	7,000	16
The Bank of Nova Scotia	10/5/2016	USD	2,992	HKD	23,200	0
The Bank of Nova Scotia	10/5/2016	USD	2,374	RUB	155,302	(20)
The Bank of Nova Scotia	10/5/2016	USD	32,865	TWD	1,042,800	28
The Bank of Nova Scotia	10/5/2016	USD	4,861	ZAR	72,000	2
The Bank of Nova Scotia	10/5/2016	USD	17,225	ZAR	255,000	(2)
The Bank of Nova Scotia	10/5/2016	ZAR	4,210,731	USD	284,419	22
The Bank of Nova Scotia	10/5/2016	ZAR	268,300	USD	18,123	1
The Bank of Nova Scotia	10/5/2016	ZAR	14,700	USD	993	0
Bank of Montreal	10/6/2016	KRW	37,664,950	USD	33,685	(90)
Bank of Montreal	10/6/2016	MYR	425,625	USD	104,039	(700)
The Bank of Nova Scotia	10/6/2016	MYR	17,000	USD	4,149	(34)
The Bank of Nova Scotia	10/6/2016	USD	15,621	MYR	64,000	128

Total net unrealized appreciation						$10,717

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,234,073	$—	$—	$2,234,073
Preferred Stocks	20,876	—	—	20,876
Short-Term Investments	72,385	—	—	72,385
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	21,693	—	21,693

TOTAL	$2,327,334	$21,693	$—	$2,349,027

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(10,976)	$—	$(10,976)

TOTAL	$—	$(10,976)	$—	$(10,976)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Belgium - 2.5%
Ageas	1,641	$56,689

Finland - 19.1%
Elisa OYJ	1,198	42,147
Fortum OYJ	3,741	57,753
Metso OYJ	950	26,598
Nokian Renkaat OYJ	964	34,807
Orion OYJ, Class B	864	32,710
Sampo OYJ, Class A	2,601	111,670
Stora Enso OYJ, Class R	4,639	40,957
UPM-Kymmene OYJ	4,495	90,301

		436,943

France - 19.4%
AXA SA	4,869	102,214
Bouygues SA	1,744	55,306
CNP Assurances	1,446	23,275
Edenred (a)	1,750	38,104
Eutelsat Communications SA	1,470	28,572
Rexel SA	2,545	40,893
SCOR SE	1,374	40,423
TOTAL SA	2,433	116,018

		444,805

Germany - 25.8%
Allianz SE	745	110,981
Axel Springer SE	363	18,488
Bayerische Motoren Werke AG	1,254	109,118
Daimler AG	1,768	122,429
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	615	111,167
ProSiebenSat.1 Media SE	1,843	79,271
Volkswagen AG	274	39,870

		591,324

Italy - 12.2%
Atlantia SpA	3,477	89,436
Snam SpA	19,740	109,434
Terna Rete Elettrica Nazionale SpA	12,695	65,592
UnipolSai SpA	9,494	15,854

		280,316

Luxembourg - 3.1%
SES SA	3,068	70,463

Netherlands - 1.2%
Boskalis Westminster	741	26,491

Portugal - 2.8%
EDP - Energias de Portugal SA	19,502	65,369

Spain - 13.3%
Abertis Infraestructuras SA	5,421	83,960
Enagas SA	1,910	56,086
Gas Natural SDG SA	2,950	60,892
Mapfre SA	9,036	24,422
Red Electrica Corp. SA	3,646	78,512

		303,872

TOTAL COMMON STOCKS
(Cost $2,426,802)		2,276,272

PREFERRED STOCK - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG
(Cost $17,045)	206	15,439

SECURITIES LENDING COLLATERAL - 1.6%
Daily Assets Fund “Capital Shares”, 0.48% (b)(c)
(Cost $35,731)	35,731	35,731

TOTAL INVESTMENTS - 101.6%
(Cost $2,479,578)†		$2,327,442
Other assets and liabilities, net - (1.6%)		(36,855)

NET ASSETS - 100.0%		$2,290,587

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $2,488,883. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $161,441. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,887 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $206,328.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $33,989, which is 1.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At August 31, 2016 the Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	596,694	26.0%
Consumer Discretionary	518,457	22.7
Utilities	493,638	21.5
Industrials	360,788	15.8
Materials	131,258	5.7
Energy	116,019	5.1
Telecommunication Services	42,147	1.8
Health Care	32,710	1.4

Total	2,291,711	100.0%

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(d)
Bank of Montreal	9/6/2016	EUR	617,430	USD	691,342	$2,445
RBC Capital Markets	9/6/2016	EUR	1,329,438	USD	1,488,572	5,251
RBC Capital Markets	9/6/2016	EUR	18,000	USD	20,124	40
RBC Capital Markets	9/6/2016	EUR	90,000	USD	100,770	353
State Street Bank & Trust Co.	9/6/2016	EUR	11,700	USD	13,034	(20)
Bank of Montreal	9/6/2016	USD	687,764	EUR	617,430	1,133
RBC Capital Markets	9/6/2016	USD	1,601,213	EUR	1,437,438	2,610
State Street Bank & Trust Co.	9/6/2016	USD	3,008	EUR	2,700	4
State Street Bank & Trust Co.	9/6/2016	USD	445	EUR	400	1
State Street Bank & Trust Co.	9/6/2016	USD	7,193	EUR	6,400	(53)
State Street Bank & Trust Co.	9/6/2016	USD	2,456	EUR	2,200	(1)
Bank of Montreal	10/5/2016	EUR	617,430	USD	688,632	(1,154)
The Bank of Nova Scotia	10/5/2016	EUR	1,437,438	USD	1,602,902	(2,989)
The Bank of Nova Scotia	10/5/2016	USD	13,047	EUR	11,700	24

Total net unrealized appreciation						$7,644

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,276,272	$—	$—	$2,276,272
Preferred Stocks	15,439	—	—	15,439
Short-Term Investments	35,731	—	—	35,731
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	11,861	—	11,861

TOTAL	$2,327,442	$11,861	$—	$2,339,303

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(4,217)	$—	$(4,217)

TOTAL	$—	$(4,217)	$—	$(4,217)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Australia - 15.7%
Astro Japan Property Group REIT	499	$2,700
BWP Trust REIT	4,296	10,493
Charter Hall Retail REIT	2,949	9,486
Dexus Property Group REIT	8,537	62,363
Gateway Lifestyle (a)	2,554	4,492
Goodman Group REIT	13,923	79,421
GPT Group REIT	15,857	63,519
Investa Office Fund REIT	5,450	18,678
Scentre Group REIT	47,118	175,996
Westfield Corp. REIT	16,887	129,707

		556,855

Austria - 1.2%
BUWOG AG*	449	11,675
CA Immobilien Anlagen AG*	642	12,178
IMMOFINANZ AG*	7,790	17,804

		41,657

Belgium - 1.0%
Befimmo SA REIT	182	12,181
Cofinimmo SA REIT	180	22,166

		34,347

Brazil - 0.6%
BR Malls Participacoes SA*	5,413	20,685

Canada - 3.7%
Artis Real Estate Investment Trust REIT	649	6,265
Boardwalk Real Estate Investment Trust REIT	201	7,723
Canadian Apartment Properties REIT	562	12,805
Canadian Real Estate Investment Trust REIT	318	11,785
Crombie Real Estate Investment Trust REIT	379	4,338
Dream Office Real Estate Investment Trust REIT	470	5,756
First Capital Realty, Inc.	1,042	17,632
H&R Real Estate Investment Trust REIT	1,227	21,819
RioCan Real Estate Investment Trust REIT	1,410	29,611
Smart Real Estate Investment Trust REIT	562	15,188

		132,922

France - 11.5%
Fonciere Des Regions REIT	387	36,157
Gecina SA REIT	320	50,061
Klepierre REIT	1,662	77,881
Mercialys SA REIT	163	3,795
Unibail-Rodamco SE REIT	868	238,180

		406,074

Hong Kong - 8.4%
Champion REIT	19,722	12,584
Hang Lung Properties Ltd.	18,694	42,605
Hongkong Land Holdings Ltd.	10,400	67,496
Hysan Development Co. Ltd.	5,488	26,494
Link REIT	19,835	144,207
Prosperity REIT	10,606	4,785

		298,171

Italy - 0.2%
Beni Stabili SpA SIIQ REIT*	9,411	5,773
Immobiliare Grande Distribuzione SIIQ SpA REIT	2,896	2,339

		8,112

Japan - 24.2%
Activia Properties, Inc. REIT	5	25,516
Aeon Mall Co. Ltd.	1,000	14,072
AEON REIT Investment Corp. REIT	10	12,439
Daibiru Corp.	500	4,601
Daiwa Office Investment Corp. REIT	3	17,948
Frontier Real Estate Investment Corp. REIT	4	19,562
Fukuoka REIT Corp. REIT	6	10,792
Global One Real Estate Investment Corp. REIT	2	7,616
Hankyu Reit, Inc. REIT	5	6,843
Heiwa Real Estate Co. Ltd.	300	3,874
Hoshino Resorts REIT, Inc.	1	11,917

Hulic Co. Ltd.	4,000	37,887
Hulic Reit, Inc. REIT	8	14,103
Japan Excellent, Inc. REIT	11	14,820
Japan Prime Realty Investment Corp. REIT	8	35,374
Japan Real Estate Investment Corp. REIT	12	70,517
Japan Rental Housing Investments, Inc. REIT	15	11,903
Japan Retail Fund Investment Corp. REIT	23	51,640
Kenedix Office Investment Corp. REIT	4	24,124
Kenedix Residential Investment Corp. REIT	3	8,269
Kenedix Retail REIT Corp. REIT	4	9,998
MCUBS MidCity Investment Corp. REIT	2	6,737
Mitsui Fudosan Co. Ltd.	8,671	186,720
Mori Hills REIT Investment Corp. REIT	12	18,151
Mori Trust Sogo Reit, Inc. REIT	9	15,901
Nippon Building Fund, Inc. REIT	12	73,416
NTT Urban Development Corp.	1,000	9,172
Orix JREIT, Inc. REIT	21	36,717
Premier Investment Corp. REIT	10	13,560
Tokyu Fudosan Holdings Corp.	4,600	25,609
Tokyu REIT, Inc. REIT	8	10,964
United Urban Investment Corp. REIT	26	46,313

		857,075

Malaysia - 0.2%
KLCCP Stapled Group (a)	3,100	5,863

Netherlands - 1.4%
Atrium European Real Estate Ltd.*	1,489	6,511
Eurocommercial Properties NV	429	19,498
Vastned Retail NV REIT	169	6,998
Wereldhave NV REIT	358	17,159

		50,166

New Zealand - 1.0%
Argosy Property Ltd.	7,320	6,161
Goodman Property Trust REIT	9,465	9,271
Kiwi Property Group Ltd.	11,371	12,789
Precinct Properties New Zealand Ltd.	9,049	8,503

		36,724

Philippines - 3.3%
Ayala Land, Inc.	52,000	42,966
Robinsons Land Corp.	14,500	9,927
SM Prime Holdings, Inc.	102,185	65,462

		118,355

Poland - 0.1%
Echo Investment SA	1,951	2,077

Singapore - 7.1%
Ascendas Real Estate Investment Trust REIT	20,100	36,144
Cambridge Industrial Trust REIT	9,300	3,686
CapitaLand Commercial Trust REIT	17,800	20,185
CapitaLand Ltd.	22,300	50,249
CapitaLand Mall Trust REIT	23,500	37,256
Frasers Commercial Trust REIT	5,200	5,210
Global Logistic Properties Ltd.	26,800	35,702
GuocoLand Ltd.	2,200	3,084
Keppel REIT	15,700	12,272
Mapletree Logistics Trust REIT	13,300	10,445
Starhill Global REIT	12,300	7,267
Suntec Real Estate Investment Trust REIT	22,500	27,662
United Industrial Corp. Ltd.	1,800	3,594

		252,756

South Africa - 1.6%
Growthpoint Properties Ltd. REIT	19,539	33,796
Hyprop Investments Ltd. REIT	1,862	16,282
SA Corporate Real Estate Fund Nominees Pty Ltd. REIT	15,262	5,419

		55,497

Sweden - 2.0%
Castellum AB	2,438	36,852
Fabege AB	1,257	23,317
Kungsleden AB	1,398	10,819

		70,988

Switzerland - 2.5%
PSP Swiss Property AG	360	34,479
Swiss Prime Site AG*	613	53,912

		88,391

Thailand - 0.6%
Central Pattana PCL, NVDR	11,800	20,539

Turkey - 0.1%
Is Gayrimenkul Yatirim Ortakligi AS REIT	4,451	2,423

United Kingdom - 12.9%
Big Yellow Group PLC REIT	1,320	13,113
British Land Co. PLC REIT	9,052	78,808
Capital & Counties Properties PLC	6,605	25,725
Derwent London PLC REIT	985	35,337
Grainger PLC	3,700	11,258
Great Portland Estates PLC REIT	3,055	27,179
Hammerson PLC REIT	6,974	53,116
Intu Properties PLC REIT	7,265	30,146
Land Securities Group PLC REIT	7,088	101,825
Segro PLC REIT	6,602	39,290
Shaftesbury PLC REIT	2,469	31,368
Workspace Group PLC REIT	1,045	9,420

		456,585

TOTAL COMMON STOCKS
(Cost $3,527,291)		3,516,262

TOTAL INVESTMENTS - 99.3%
(Cost $3,527,291)†		$3,516,262
Other assets and liabilities, net - 0.7%		25,819

NET ASSETS - 100.0%		$3,542,081

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,578,778. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $62,516. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $158,037 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $220,553.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

NVDR: Non Voting Depositary Receipt

REIT: Real Estate Investment Trust

At August 31, 2016 the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments
Diversified	1,322,583	37.6%
Shopping Centers	738,250	21.0
Real Estate Operations/Development	627,302	17.8
Office Property	422,298	12.0
Real Estate Management/Services	324,187	9.2
Apartments	40,700	1.2
Storage	13,113	0.4
Hotels	11,917	0.3
Warehouse/Industry	10,493	0.3
Property Trust	5,419	0.2

Total	3,516,262	100.0%

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation) (b)
Canadian Imperial Bank of Commerce	9/6/2016	AUD	99,060	USD	75,206	$768
State Street Bank & Trust Co.	9/6/2016	AUD	46,000	USD	34,923	357
State Street Bank & Trust Co.	9/6/2016	AUD	9,000	USD	6,825	62
State Street Bank & Trust Co.	9/6/2016	AUD	157,355	USD	119,466	1,224
The Bank of New York Mellon	9/6/2016	AUD	476,100	USD	361,538	3,780
State Street Bank & Trust Co.	9/6/2016	BRL	33,000	USD	10,093	(108)
The Bank of New York Mellon	9/6/2016	BRL	44,541	USD	13,617	(152)
Canadian Imperial Bank of Commerce	9/6/2016	CAD	113,819	USD	87,298	503
State Street Bank & Trust Co.	9/6/2016	CAD	1,500	USD	1,145	1
State Street Bank & Trust Co.	9/6/2016	CAD	72,428	USD	55,552	321

JP Morgan & Chase Co.	9/6/2016	CHF	2,000	USD	2,073	39
State Street Bank & Trust Co.	9/6/2016	CHF	57,833	USD	59,946	1,123
State Street Bank & Trust Co.	9/6/2016	CHF	1,000	USD	1,039	22
The Bank of New York Mellon	9/6/2016	CHF	27,800	USD	28,823	547
State Street Bank & Trust Co.	9/6/2016	EUR	300,797	USD	336,809	1,195
State Street Bank & Trust Co.	9/6/2016	EUR	500	USD	562	4
State Street Bank & Trust Co.	9/6/2016	EUR	29,000	USD	32,470	114
State Street Bank & Trust Co.	9/6/2016	EUR	4,000	USD	4,472	9
The Bank of New York Mellon	9/6/2016	EUR	146,300	USD	163,840	606
State Street Bank & Trust Co.	9/6/2016	GBP	197,001	USD	261,691	2,960
State Street Bank & Trust Co.	9/6/2016	GBP	25,000	USD	33,208	374
State Street Bank & Trust Co.	9/6/2016	GBP	4,000	USD	5,296	42
The Bank of New York Mellon	9/6/2016	GBP	118,100	USD	156,904	1,798
JP Morgan & Chase Co.	9/6/2016	HKD	139,000	USD	17,919	0
State Street Bank & Trust Co.	9/6/2016	HKD	185,000	USD	23,850	0
State Street Bank & Trust Co.	9/6/2016	HKD	135,000	USD	17,403	(1)
The Bank of New York Mellon	9/6/2016	HKD	1,328,962	USD	171,333	10
Canadian Imperial Bank of Commerce	9/6/2016	JPY	23,639,259	USD	230,906	2,366
State Street Bank & Trust Co.	9/6/2016	JPY	2,174,000	USD	21,294	276
State Street Bank & Trust Co.	9/6/2016	JPY	18,596,324	USD	181,662	1,875
State Street Bank & Trust Co.	9/6/2016	JPY	480,500	USD	4,753	108
State Street Bank & Trust Co.	9/6/2016	JPY	2,026,000	USD	19,790	203
The Bank of New York Mellon	9/6/2016	JPY	48,382,700	USD	472,707	4,950
Canadian Imperial Bank of Commerce	9/6/2016	MYR	13,000	USD	3,206	1
State Street Bank & Trust Co.	9/6/2016	MYR	33,106	USD	8,195	35
State Street Bank & Trust Co.	9/6/2016	NZD	29,479	USD	21,225	(159)
The Bank of New York Mellon	9/6/2016	NZD	17,700	USD	12,748	(92)
Canadian Imperial Bank of Commerce	9/6/2016	PHP	2,682,000	USD	57,560	11
JP Morgan & Chase Co.	9/6/2016	PHP	61,000	USD	1,307	(2)
State Street Bank & Trust Co.	9/6/2016	PHP	8,051,504	USD	170,691	(2,073)
State Street Bank & Trust Co.	9/6/2016	PHP	294,000	USD	6,233	(76)
Canadian Imperial Bank of Commerce	9/6/2016	PLN	2,300	USD	590	2
JP Morgan & Chase Co.	9/6/2016	PLN	600	USD	154	0
State Street Bank & Trust Co.	9/6/2016	SEK	303,011	USD	35,566	160
State Street Bank & Trust Co.	9/6/2016	SEK	79,000	USD	9,272	41
State Street Bank & Trust Co.	9/6/2016	SEK	14,500	USD	1,707	13
The Bank of New York Mellon	9/6/2016	SEK	11,700	USD	1,373	6
The Bank of New York Mellon	9/6/2016	SEK	185,400	USD	21,768	104
JP Morgan & Chase Co.	9/6/2016	SGD	105,000	USD	78,151	1,085
State Street Bank & Trust Co.	9/6/2016	SGD	14,000	USD	10,419	143
State Street Bank & Trust Co.	9/6/2016	SGD	2,100	USD	1,567	26
State Street Bank & Trust Co.	9/6/2016	SGD	233,365	USD	173,685	2,404
State Street Bank & Trust Co.	9/6/2016	THB	591,537	USD	16,991	(96)
Canadian Imperial Bank of Commerce	9/6/2016	TRY	402	USD	133	(2)
JP Morgan & Chase Co.	9/6/2016	TRY	3,100	USD	1,028	(19)
Canadian Imperial Bank of Commerce	9/6/2016	USD	74,449	AUD	99,060	(11)
Canadian Imperial Bank of Commerce	9/6/2016	USD	84,462	CAD	110,819	45
Canadian Imperial Bank of Commerce	9/6/2016	USD	2,301	CAD	3,000	(13)
Canadian Imperial Bank of Commerce	9/6/2016	USD	7,000	JPY	707,355	(161)

Canadian Imperial Bank of Commerce	9/6/2016	USD	221,704	JPY	22,931,904	(2)
Canadian Imperial Bank of Commerce	9/6/2016	USD	3,217	MYR	13,000	(13)
Canadian Imperial Bank of Commerce	9/6/2016	USD	56,931	PHP	2,682,000	618
Canadian Imperial Bank of Commerce	9/6/2016	USD	588	PLN	2,300	0
Canadian Imperial Bank of Commerce	9/6/2016	USD	136	TRY	402	0
JP Morgan & Chase Co.	9/6/2016	USD	2,036	CHF	2,000	(1)
JP Morgan & Chase Co.	9/6/2016	USD	17,920	HKD	139,000	(1)
JP Morgan & Chase Co.	9/6/2016	USD	1,292	PHP	61,000	17
JP Morgan & Chase Co.	9/6/2016	USD	153	PLN	600	0
JP Morgan & Chase Co.	9/6/2016	USD	77,050	SGD	105,000	16
JP Morgan & Chase Co.	9/6/2016	USD	1,047	TRY	3,100	0
State Street Bank & Trust Co.	9/6/2016	USD	159,580	AUD	212,355	(9)
State Street Bank & Trust Co.	9/6/2016	USD	10,200	BRL	33,000	1
State Street Bank & Trust Co.	9/6/2016	USD	56,348	CAD	73,928	27
State Street Bank & Trust Co.	9/6/2016	USD	58,973	CHF	57,933	(49)
State Street Bank & Trust Co.	9/6/2016	USD	927	CHF	900	(11)
State Street Bank & Trust Co.	9/6/2016	USD	372,424	EUR	334,297	567
State Street Bank & Trust Co.	9/6/2016	USD	296,000	GBP	226,001	818
State Street Bank & Trust Co.	9/6/2016	USD	41,256	HKD	320,000	(3)
State Street Bank & Trust Co.	9/6/2016	USD	200,397	JPY	20,725,924	(22)
State Street Bank & Trust Co.	9/6/2016	USD	25,307	JPY	2,550,900	(646)
State Street Bank & Trust Co.	9/6/2016	USD	8,090	MYR	33,106	70
State Street Bank & Trust Co.	9/6/2016	USD	21,384	NZD	29,479	1
State Street Bank & Trust Co.	9/6/2016	USD	178,896	PHP	8,345,504	176
State Street Bank & Trust Co.	9/6/2016	USD	46,243	SEK	396,511	89
State Street Bank & Trust Co.	9/6/2016	USD	183,051	SGD	249,465	47
State Street Bank & Trust Co.	9/6/2016	USD	2,226	THB	77,500	13
State Street Bank & Trust Co.	9/6/2016	USD	14,842	THB	514,037	6
State Street Bank & Trust Co.	9/6/2016	USD	26,043	ZAR	383,494	10
State Street Bank & Trust Co.	9/6/2016	USD	801	ZAR	11,300	(34)
The Bank of New York Mellon	9/6/2016	USD	357,813	AUD	476,100	(55)
The Bank of New York Mellon	9/6/2016	USD	13,774	BRL	44,541	(5)
The Bank of New York Mellon	9/6/2016	USD	28,294	CHF	27,800	(18)
The Bank of New York Mellon	9/6/2016	USD	162,942	EUR	146,300	293
The Bank of New York Mellon	9/6/2016	USD	154,676	GBP	118,100	431
The Bank of New York Mellon	9/6/2016	USD	171,330	HKD	1,328,962	(7)
The Bank of New York Mellon	9/6/2016	USD	467,759	JPY	48,382,700	(3)
The Bank of New York Mellon	9/6/2016	USD	12,841	NZD	17,700	(2)
The Bank of New York Mellon	9/6/2016	USD	22,983	SEK	197,100	48
The Bank of New York Mellon	9/6/2016	USD	32,261	ZAR	474,700	(13)
State Street Bank & Trust Co.	9/6/2016	ZAR	319,794	USD	22,908	1,182
State Street Bank & Trust Co.	9/6/2016	ZAR	75,000	USD	5,372	277
The Bank of New York Mellon	9/6/2016	ZAR	474,700	USD	34,014	1,765
The Bank of New York Mellon	10/5/2016	BRL	44,541	USD	13,630	(19)
The Bank of Nova Scotia	10/5/2016	BRL	33,000	USD	10,037	(76)
Canadian Imperial Bank of Commerce	10/5/2016	CAD	110,819	USD	84,471	(48)
The Bank of Nova Scotia	10/5/2016	CAD	73,928	USD	56,348	(35)
The Bank of New York Mellon	10/5/2016	CHF	27,800	USD	28,344	17
The Bank of Nova Scotia	10/5/2016	CHF	57,933	USD	59,065	33

The Bank of Nova Scotia	10/5/2016	CHF	2,000	USD	2,039	1
The Bank of New York Mellon	10/5/2016	EUR	146,300	USD	163,149	(296)
The Bank of Nova Scotia	10/5/2016	EUR	334,297	USD	372,778	(695)
The Bank of New York Mellon	10/5/2016	GBP	118,100	USD	154,794	(423)
The Bank of Nova Scotia	10/5/2016	GBP	226,001	USD	296,192	(837)
The Bank of New York Mellon	10/5/2016	HKD	1,328,962	USD	171,380	2
The Bank of Nova Scotia	10/5/2016	HKD	139,000	USD	17,924	(1)
The Bank of Nova Scotia	10/5/2016	HKD	320,000	USD	41,263	(2)
Canadian Imperial Bank of Commerce	10/5/2016	JPY	22,931,904	USD	222,004	7
The Bank of New York Mellon	10/5/2016	JPY	48,382,700	USD	468,412	33
The Bank of Nova Scotia	10/5/2016	JPY	174,500	USD	1,696	7
The Bank of Nova Scotia	10/5/2016	JPY	20,725,924	USD	200,634	(8)
The Bank of New York Mellon	10/5/2016	NZD	17,700	USD	12,825	1
The Bank of Nova Scotia	10/5/2016	NZD	29,479	USD	21,358	1
The Bank of Nova Scotia	10/5/2016	PHP	8,345,504	USD	178,590	(310)
Canadian Imperial Bank of Commerce	10/5/2016	PLN	2,300	USD	588	0
The Bank of Nova Scotia	10/5/2016	PLN	600	USD	153	0
The Bank of New York Mellon	10/5/2016	SEK	197,100	USD	23,017	(48)
The Bank of Nova Scotia	10/5/2016	SEK	396,511	USD	46,300	(100)
The Bank of Nova Scotia	10/5/2016	SGD	249,465	USD	183,010	(74)
The Bank of Nova Scotia	10/5/2016	SGD	105,000	USD	77,029	(31)
The Bank of Nova Scotia	10/5/2016	THB	514,037	USD	14,824	(16)
Canadian Imperial Bank of Commerce	10/5/2016	TRY	402	USD	135	0
The Bank of Nova Scotia	10/5/2016	TRY	3,100	USD	1,041	1
Canadian Imperial Bank of Commerce	10/5/2016	USD	57,560	PHP	2,682,000	(67)
The Bank of Nova Scotia	10/5/2016	USD	3,673	CAD	4,800	(12)
The Bank of Nova Scotia	10/5/2016	USD	5,515	JPY	569,000	(6)
The Bank of Nova Scotia	10/5/2016	USD	46,659	JPY	4,819,000	(7)
The Bank of Nova Scotia	10/5/2016	USD	4,416	PHP	206,000	0
The Bank of Nova Scotia	10/5/2016	USD	1,305	PHP	61,000	2
The Bank of New York Mellon	10/5/2016	ZAR	474,700	USD	32,074	12
The Bank of Nova Scotia	10/5/2016	ZAR	383,494	USD	25,904	2
Canadian Imperial Bank of Commerce	10/6/2016	AUD	99,060	USD	74,391	10
The Bank of New York Mellon	10/6/2016	AUD	476,100	USD	357,546	61
The Bank of Nova Scotia	10/6/2016	AUD	212,355	USD	159,463	14
The Bank of Nova Scotia	10/6/2016	MYR	33,106	USD	8,080	(66)
Canadian Imperial Bank of Commerce	10/6/2016	USD	3,203	MYR	13,000	(4)
The Bank of Nova Scotia	10/6/2016	USD	25,530	AUD	34,000	(1)

Total net unrealized appreciation						$29,348

(b)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Phillippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$3,516,262	$—	$—	$3,516,262
Derivatives (d)
Forward Foreign Currency Exchange Contracts	—	36,389	—	36,389

TOTAL	$3,516,262	$36,389	$—	$3,552,651

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Forward Foreign Currency Exchange Contracts	$—	$(7,041)	$—	$(7,041)

TOTAL	$—	$(7,041)	$—	$(7,041)

(c)	See Schedule of Investments for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary - 17.9%
Aisin Seiki Co. Ltd.	2,100	$99,178
Asics Corp.	2,100	42,575
Bandai Namco Holdings, Inc.	2,100	57,375
Bridgestone Corp.	6,300	216,527
Casio Computer Co. Ltd.	2,100	29,662
CyberAgent, Inc.	300	16,271
Daiichikosho Co. Ltd.	200	7,744
Denso Corp.	4,200	173,466
Dentsu, Inc.	2,100	115,522
Don Quijote Holdings Co. Ltd.	1,900	62,087
Eagle Industry Co. Ltd.	1,700	21,793
Fast Retailing Co. Ltd. (a)	100	35,133
Fuji Heavy Industries Ltd.	6,300	249,600
Geo Holdings Corp.	1,400	17,826
Hakuhodo DY Holdings, Inc.	2,200	23,907
Haseko Corp.	2,100	19,876
Heiwa Corp.	100	2,145
Hikari Tsushin, Inc.	100	8,991
HIS Co. Ltd.	100	2,518
Honda Motor Co. Ltd.	10,500	321,796
Iida Group Holdings Co. Ltd.	1,400	26,231
Isuzu Motors Ltd.	6,300	72,511
Izumi Co. Ltd.	100	3,925
J. Front Retailing Co. Ltd.	2,100	23,713
Koito Manufacturing Co. Ltd.	1,900	90,467
K’s Holdings Corp.	1,300	20,524
Mazda Motor Corp.	5,400	89,039
Mitsuba Corp.	800	11,006
NGK Spark Plug Co. Ltd.	2,100	39,286
NHK Spring Co. Ltd.	2,300	21,658
Nifco, Inc.	300	15,111
Nikon Corp.	2,200	32,308
Nippon Television Holdings, Inc.	2,100	33,926
Nissan Motor Co. Ltd.	25,300	248,267
Nitori Holdings Co. Ltd.	1,800	182,549
NOK Corp.	700	14,212
Oriental Land Co. Ltd.	2,100	123,014
Panasonic Corp.	23,100	236,952
Pressance Corp.	200	8,237
Rakuten, Inc.	8,400	105,898
Resorttrust, Inc. (a)	100	2,131
Rinnai Corp.	100	9,378
Ryohin Keikaku Co. Ltd.	100	18,040
Sanrio Co. Ltd.	100	1,861
Sekisui Chemical Co. Ltd.	2,600	36,348
Sekisui House Ltd.	6,300	101,472
Seria Co. Ltd.	100	6,613
Shimano, Inc.	1,600	232,649
Stanley Electric Co. Ltd.	900	22,997
Start Today Co. Ltd.	1,800	83,618
Sumitomo Electric Industries Ltd.	6,400	94,885
Sumitomo Forestry Co. Ltd.	1,800	24,363
Sumitomo Rubber Industries Ltd.	2,000	29,661
Suzuki Motor Corp.	4,200	139,235
Toho Co. Ltd.	800	23,319
Toyo Tire & Rubber Co. Ltd.	700	9,847
Toyoda Gosei Co. Ltd.	800	18,423
Toyota Industries Corp.	2,100	100,498
Toyota Motor Corp.	6,846	412,871
TS Tech Co. Ltd.	1,500	34,819
United Arrows Ltd.	100	2,559
Usen Corp.	3,500	11,166
USS Co. Ltd.	2,100	33,581
VT HOLDINGS Co. Ltd.	2,100	8,832
Yamaha Corp.	400	12,974
Yamaha Motor Co. Ltd.	2,200	45,091
Yokohama Rubber Co. Ltd.	1,900	30,878

		4,470,935

Consumer Staples - 8.9%
Aeon Co. Ltd. (a)	6,400	88,017
Ain Holdings, Inc.	100	5,675
Ajinomoto Co., Inc.	2,000	42,403
Asahi Group Holdings Ltd.	4,200	137,489
Calbee, Inc.	100	3,630
Ci:z Holdings Co. Ltd.	2,000	50,950
FamilyMart Co. Ltd. (a)	1,900	136,115
Ito En Ltd.	300	9,020
Japan Tobacco, Inc.	10,600	410,739
Kao Corp.	4,300	223,533
Kewpie Corp.	200	5,497
Kirin Holdings Co. Ltd.	8,400	136,961

Kobayashi Pharmaceutical Co. Ltd.	400	18,582
Kose Corp.	200	17,944
Lawson, Inc.	200	14,038
Matsumotokiyoshi Holdings Co. Ltd.	300	13,211
MEIJI Holdings Co. Ltd.	2,200	198,018
Nissin Foods Holdings Co. Ltd.	100	5,549
Pigeon Corp.	2,000	53,232
Seven & i Holdings Co. Ltd.	6,400	269,835
Shiseido Co. Ltd.	2,400	60,351
Sugi Holdings Co. Ltd.	100	4,902
Sundrug Co. Ltd.	200	14,502
Toyo Suisan Kaisha Ltd.	1,800	73,699
Tsuruha Holdings, Inc.	300	29,410
Unicharm Corp.	4,200	102,041
Valor Holdings Co. Ltd.	400	10,793
Welcia Holdings Co. Ltd.	100	5,868
Yakult Honsha Co. Ltd.	1,800	79,441

		2,221,445

Energy - 0.4%
Inpex Corp.	10,600	92,068
Nippon Gas Co. Ltd.	100	2,788

		94,856

Financials - 13.5%
AEON Financial Service Co. Ltd.	200	3,684
Aozora Bank Ltd.	20,000	70,769
Chiba Bank Ltd.	19,000	112,602
Chugoku Bank Ltd.	2,500	30,792
Concordia Financial Group Ltd.*	10,600	54,683
Dai-ichi Life Insurance Co. Ltd.	10,600	147,520
Daiwa Securities Group, Inc.	21,000	122,709
Fukuoka Financial Group, Inc.	20,000	84,691
Hiroshima Bank Ltd.	5,000	20,834
Hitachi Capital Corp.	700	14,564
Hokuhoku Financial Group, Inc.	40,000	55,300
Japan Exchange Group, Inc.	4,400	68,743
Matsui Securities Co. Ltd.	100	891
Mitsubishi UFJ Financial Group, Inc.	61,500	335,401
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,200	19,694
Mizuho Financial Group, Inc.	191,100	332,002
MS&AD Insurance Group Holdings, Inc.	4,300	122,741
Nihon M&A Center, Inc.	100	5,501
Nomura Holdings, Inc.	33,400	157,353
Okasan Securities Group, Inc.	8,000	40,683
ORIX Corp.	12,600	181,201
Resona Holdings, Inc.	21,100	96,529
SBI Holdings, Inc.	4,700	55,799
Seven Bank Ltd.	6,300	22,292
Shinsei Bank Ltd.	21,000	33,499
Shizuoka Bank Ltd.	18,000	148,267
Sompo Japan Nipponkoa Holdings, Inc.	4,000	128,235
Sony Financial Holdings, Inc.	2,100	28,850
Sumitomo Mitsui Financial Group, Inc.	9,600	336,072
Sumitomo Mitsui Trust Holdings, Inc.	42,000	150,361
Suruga Bank Ltd.	2,100	49,965
T&D Holdings, Inc.	6,300	71,902
Tokai Tokyo Financial Holdings, Inc.	5,400	25,634
Tokio Marine Holdings, Inc.	6,400	251,458

		3,381,221

Health Care - 9.3%
Alfresa Holdings Corp.	2,100	39,204
Astellas Pharma, Inc.	21,100	322,411
Chugai Pharmaceutical Co. Ltd.	2,100	65,882
Daiichi Sankyo Co. Ltd.	6,300	144,626
Eisai Co. Ltd.	2,100	122,425
Hisamitsu Pharmaceutical Co., Inc.	2,000	89,525
Hoya Corp.	5,700	220,924
Kaken Pharmaceutical Co. Ltd.	100	5,646
KYORIN Holdings, Inc.	200	4,008
Kyowa Hakko Kirin Co. Ltd.	2,000	28,385
M3, Inc.	2,100	62,837
Medipal Holdings Corp.	2,100	33,215
Mitsubishi Tanabe Pharma Corp.	2,100	38,981
Nihon Kohden Corp.	100	2,278
Olympus Corp.	2,100	68,724
Ono Pharmaceutical Co. Ltd.	6,200	161,661
Otsuka Holdings Co. Ltd.	4,200	182,033
Santen Pharmaceutical Co. Ltd.	2,200	27,693

Sawai Pharmaceutical Co. Ltd.	100	6,574
Shionogi & Co. Ltd.	2,200	98,243
Ship Healthcare Holdings, Inc.	1,900	50,754
Sysmex Corp.	2,000	128,970
Taisho Pharmaceutical Holdings Co. Ltd.	100	9,165
Takeda Pharmaceutical Co. Ltd.	6,400	282,148
Terumo Corp.	2,200	85,609
Toho Holdings Co. Ltd.	1,800	34,996
Tsumura & Co.	200	5,267

		2,322,184

Industrials - 20.5%
Aeon Delight Co. Ltd.	100	2,814
Aica Kogyo Co. Ltd.	2,000	49,712
ANA Holdings, Inc.	42,000	114,222
Asahi Glass Co. Ltd.	5,000	31,807
Central Japan Railway Co.	2,000	328,515
COMSYS Holdings Corp.	100	1,890
Daikin Industries Ltd.	2,200	203,952
East Japan Railway Co.	2,200	188,447
Ebara Corp.	3,000	15,430
FANUC Corp.	2,100	357,935
Fuji Electric Co. Ltd.	2,000	9,126
Hankyu Hanshin Holdings, Inc.	1,000	32,291
Hazama Ando Corp.	2,100	11,715
Hino Motors Ltd.	2,200	24,375
Hitachi Construction Machinery Co. Ltd.	100	1,874
Hoshizaki Corp.	100	7,995
IHI Corp.	18,000	54,991
ITOCHU Corp.	14,800	174,707
JTEKT Corp.	2,100	32,647
Kajima Corp.	4,000	26,877
Kanamoto Co. Ltd.	300	6,337
Kanematsu Corp.	15,000	22,043
Kawasaki Heavy Industries Ltd.	20,000	58,588
Keihan Holdings Co. Ltd.	1,000	6,487
Keio Corp.	1,000	8,372
Keisei Electric Railway Co. Ltd.	1,000	12,027
Kintetsu Group Holdings Co. Ltd.	21,000	79,992
Komatsu Ltd.	8,500	185,844
Kubota Corp.	16,900	247,859
Kyowa Exeo Corp.	200	2,875
Makita Corp.	100	7,183
Marubeni Corp.	14,800	73,789
Minebea Co. Ltd.	1,300	13,197
MISUMI Group, Inc.	2,200	38,413
Mitsubishi Corp.	12,700	264,657
Mitsubishi Electric Corp.	21,000	274,187
Mitsubishi Heavy Industries Ltd.	22,000	95,797
Mitsui & Co. Ltd.	14,800	197,028
MonotaRO Co. Ltd.	200	5,049
Nabtesco Corp.	200	5,161
Nagoya Railroad Co. Ltd.	3,000	14,705
Namura Shipbuilding Co. Ltd.	3,200	20,047
Nankai Electric Railway Co. Ltd.	2,000	9,223
NGK Insulators Ltd.	1,000	21,695
Nidec Corp.	2,100	189,261
Nippon Express Co. Ltd.	19,000	90,008
Nippon Steel & Sumikin Bussan Corp.	8,000	27,380
Nippon Yusen KK	37,000	67,250
Nishi-Nippon Railroad Co. Ltd.	2,000	9,204
NSK Ltd.	4,200	43,285
Obayashi Corp.	2,000	18,466
Odakyu Electric Railway Co. Ltd.	18,000	184,812
OSG Corp.	100	1,856
Park24 Co. Ltd.	200	5,849
Pilot Corp.	100	3,930
Sankyo Tateyama, Inc.	900	13,582
Sanwa Holdings Corp.	900	7,988
Secom Co. Ltd.	2,100	159,416
Shimizu Corp.	1,000	8,923
SMC Corp.	1,000	281,723
Sohgo Security Services Co. Ltd.	100	4,998
Sojitz Corp.	12,400	29,731
Sotetsu Holdings, Inc.	1,000	5,008
Sumitomo Corp.	10,500	113,898
Sumitomo Heavy Industries Ltd.	4,000	19,645
Sumitomo Mitsui Construction Co. Ltd.	7,300	6,846
Taisei Corp.	20,000	150,433
Temp Holdings Co. Ltd.	1,400	22,346
THK Co. Ltd.	700	13,718
Tobu Railway Co. Ltd.	3,000	14,560
Tokyu Corp.	1,000	7,464
TOTO Ltd.	1,900	72,190

Toyota Tsusho Corp.	2,100	48,036
West Japan Railway Co.	2,100	120,232
Yamato Holdings Co. Ltd.	2,200	51,929

		5,135,844

Information Technology - 10.5%
Alps Electric Co. Ltd.	1,800	40,599
Brother Industries Ltd.	2,100	35,245
Canon, Inc.	10,500	300,885
COOKPAD, Inc.	100	997
DeNA Co. Ltd.	700	20,776
Disco Corp.	100	11,292
FUJIFILM Holdings Corp.	4,200	157,833
Fujitsu Ltd.	21,000	106,629
GMO internet, Inc.	1,900	27,517
Gree, Inc.	2,000	10,151
GungHo Online Entertainment, Inc. (a)	5,500	13,081
Hamamatsu Photonics KK	2,100	66,085
Hirose Electric Co. Ltd.	100	12,839
Hitachi High-Technologies Corp.	500	18,538
Hitachi Ltd.	42,000	201,402
Horiba Ltd.	500	23,227
Itochu Techno-Solutions Corp.	100	2,441
Kakaku.com, Inc. (a)	700	11,708
Keyence Corp.	360	252,437
Konica Minolta, Inc.	4,300	38,745
Kyocera Corp.	2,200	104,560
Mixi, Inc.	400	14,212
Murata Manufacturing Co. Ltd.	2,100	282,308
NEC Corp.	21,000	53,396
Nexon Co. Ltd.	1,800	24,659
Nomura Research Institute Ltd.	1,620	54,817
NTT Data Corp.	1,700	88,587
Obic Co. Ltd.	300	15,372
Oki Electric Industry Co. Ltd.	20,000	26,683
Omron Corp.	2,100	71,262
Oracle Corp. Japan	100	5,820
Otsuka Corp.	100	4,239
Ricoh Co. Ltd.	5,800	52,317
SCSK Corp.	200	7,357
Seiko Epson Corp.	2,200	42,156
TDK Corp.	1,900	135,931
Tokyo Electron Ltd.	1,900	174,653
Topcon Corp.	400	5,236
Trend Micro, Inc.	400	14,193
Yahoo Japan Corp.	12,700	51,814
Yaskawa Electric Corp.	2,200	32,415
Yokogawa Electric Corp.	2,100	26,901

		2,641,315

Materials - 7.0%
Asahi Kasei Corp.	20,000	168,686
Daicel Corp.	2,200	28,054
Denka Co. Ltd.	1,000	4,225
DIC Corp.	2,000	60,811
Hitachi Chemical Co. Ltd.	100	2,156
Hitachi Metals Ltd.	1,500	18,156
JFE Holdings, Inc.	4,300	66,785
JSR Corp.	2,100	30,718
Kobe Steel Ltd.	20,000	18,562
Kuraray Co. Ltd.	2,200	31,436
Mitsubishi Chemical Holdings Corp.	12,600	79,521
Mitsubishi Materials Corp.	20,000	56,461
Nihon Parkerizing Co. Ltd.	100	1,335
Nippon Paint Holdings Co. Ltd.	2,000	71,639
Nippon Steel & Sumitomo Metal Corp.	8,400	178,338
Nissan Chemical Industries Ltd.	2,000	61,488
Nitto Denko Corp.	2,000	136,588
Oji Holdings Corp.	19,000	76,415
Shin-Etsu Chemical Co. Ltd.	2,200	161,520
Sumitomo Chemical Co. Ltd.	18,000	82,487
Sumitomo Metal Mining Co. Ltd.	10,000	126,843
Taiheiyo Cement Corp.	20,000	60,715
Taiyo Nippon Sanso Corp.	2,100	21,318
Toray Industries, Inc.	20,000	192,662
Tosoh Corp.	1,000	6,158
Ube Industries Ltd.	1,000	1,818

		1,744,895

Real Estate - 4.4%
Aeon Mall Co. Ltd.	100	1,408
Daikyo, Inc.	1,000	1,586
Daito Trust Construction Co. Ltd.	1,200	176,749
Daiwa House Industry Co. Ltd.	6,300	162,715

Hulic Co. Ltd.	2,200	20,844
Leopalace21 Corp.	2,100	13,928
Mitsubishi Estate Co. Ltd.	16,000	302,721
Mitsui Fudosan Co. Ltd.	16,000	344,642
Nomura Real Estate Holdings, Inc.	2,000	32,600
NTT Urban Development Corp.	100	917
Relo Group, Inc.	100	14,183
Sumitomo Real Estate Sales Co. Ltd.	100	1,888
Takara Leben Co. Ltd.	2,100	13,704
Tokyu Fudosan Holdings Corp.	4,300	23,945

		1,111,830

Telecommunication Services - 6.3%
KDDI Corp.	13,700	402,119
Nippon Telegraph & Telephone Corp.	9,300	408,738
NTT DOCOMO, Inc.	14,200	357,351
SoftBank Group Corp.	6,100	398,430

		1,566,638

Utilities - 1.0%
Electric Power Development Co. Ltd.	2,600	63,495
Osaka Gas Co. Ltd.	25,000	98,443
Tokyo Gas Co. Ltd.	23,000	98,618

		260,556

TOTAL COMMON STOCKS
(Cost $24,318,067)		24,951,719

SECURITIES LENDING COLLATERAL - 1.1%
Daily Assets Fund “Capital Shares”, 0.48% (b)(c)
(Cost $278,277)	278,277	278,277

TOTAL INVESTMENTS - 100.8%
(Cost $24,596,344)†		$25,229,996
Other assets and liabilities, net - (0.8%)		(193,946)

NET ASSETS - 100.0%		$25,036,050

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $24,636,911. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $593,085. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,375,555 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $782,470.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $263,065, which is 1.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$24,951,719	$—	$—	$24,951,719
Short-Term Investments	278,277	—	—	278,277

TOTAL	$25,229,996	$—	$—	$25,229,996

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Consumer Discretionary - 17.0%
Aisin Seiki Co. Ltd.	199	$9,396
Asics Corp.	199	4,033
Bandai Namco Holdings, Inc.	299	8,167
Bridgestone Corp.	797	27,384
Casio Computer Co. Ltd.	299	4,222
CyberAgent, Inc.	50	2,711
Denso Corp.	498	20,562
Dentsu, Inc.	299	16,443
Don Quijote Holdings Co. Ltd.	250	8,167
Eagle Industry Co. Ltd.	100	1,282
Fuji Heavy Industries Ltd.	697	27,606
Hakuhodo DY Holdings, Inc.	449	4,878
Haseko Corp.	399	3,775
HIS Co. Ltd.	50	1,258
Honda Motor Co. Ltd.	1,395	42,741
Iida Group Holdings Co. Ltd.	250	4,683
Isuzu Motors Ltd.	697	8,020
J. Front Retailing Co. Ltd.	499	5,633
Koito Manufacturing Co. Ltd.	150	7,140
Mazda Motor Corp.	848	13,978
Mitsuba Corp.	300	4,126
NGK Spark Plug Co. Ltd.	199	3,722
NHK Spring Co. Ltd.	299	2,815
Nikon Corp.	449	6,592
Nippon Television Holdings, Inc.	299	4,829
Nissan Motor Co. Ltd.	2,938	28,822
Nissin Kogyo Co. Ltd.	100	1,456
Nitori Holdings Co. Ltd.	150	15,208
NOK Corp.	150	3,045
Oriental Land Co. Ltd.	199	11,654
Panasonic Corp.	2,440	25,021
Rakuten, Inc.	1,246	15,704
Resorttrust, Inc. (a)	150	3,195
Seiko Holdings Corp.	1,000	3,093
Sekisui Chemical Co. Ltd.	400	5,590
Sekisui House Ltd.	897	14,444
Seria Co. Ltd.	50	3,305
Shimano, Inc.	50	7,268
Stanley Electric Co. Ltd.	150	3,832
Start Today Co. Ltd.	50	2,322
Sumitomo Electric Industries Ltd.	947	14,036
Sumitomo Forestry Co. Ltd.	250	3,383
Sumitomo Rubber Industries Ltd.	299	4,433
Suzuki Motor Corp.	398	13,190
Toho Co. Ltd.	150	4,371
Toyo Tire & Rubber Co. Ltd.	150	2,109
Toyoda Gosei Co. Ltd.	150	3,453
Toyota Industries Corp.	199	9,521
Toyota Motor Corp.	624	37,622
TPR Co. Ltd.	100	2,555
United Arrows Ltd.	50	1,279
USS Co. Ltd.	499	7,977
Yamaha Corp.	150	4,864
Yamaha Motor Co. Ltd.	299	6,127
Yokohama Rubber Co. Ltd.	150	2,437

		505,479

Consumer Staples - 9.4%
Aeon Co. Ltd. (a)	1,047	14,395
Ajinomoto Co., Inc.	300	6,359
Asahi Group Holdings Ltd.	498	16,297
Calbee, Inc.	150	5,444
Ci:z Holdings Co. Ltd.	50	1,273
FamilyMart Co. Ltd. (a)	50	3,581
Ito En Ltd.	150	4,509
Japan Tobacco, Inc.	1,445	55,976
Kao Corp.	648	33,676
Kewpie Corp.	150	4,122
Kirin Holdings Co. Ltd.	1,096	17,865
Lawson, Inc.	150	10,525
MEIJI Holdings Co. Ltd.	100	8,998
Nissin Foods Holdings Co. Ltd.	150	8,322
Pigeon Corp.	150	3,991
Seven & i Holdings Co. Ltd.	947	39,916
Shiseido Co. Ltd.	449	11,287
Toyo Suisan Kaisha Ltd.	150	6,140
Unicharm Corp.	498	12,096
Valor Holdings Co. Ltd.	150	4,046
Welcia Holdings Co. Ltd.	50	2,933
Yakult Honsha Co. Ltd.	150	6,618

		278,369

Energy - 0.3%
Inpex Corp.	1,196	10,385

Financials - 13.7%
AEON Financial Service Co. Ltd.	150	2,762
Aozora Bank Ltd.	1,495	5,288
Chiba Bank Ltd.	495	2,933
Chugoku Bank Ltd.	199	2,450
Concordia Financial Group Ltd.*	1,495	7,710
Dai-ichi Life Insurance Co. Ltd.	1,345	18,713
Daiwa Securities Group, Inc.	1,990	11,625
Financial Products Group Co. Ltd.	100	896
Fukuoka Financial Group, Inc.	495	2,095
Gunma Bank Ltd.	400	1,887
Hachijuni Bank Ltd.	300	1,586
Hiroshima Bank Ltd.	495	2,062
Hitachi Capital Corp.	50	1,040
Hokuhoku Financial Group, Inc.	3,495	4,830
Jafco Co. Ltd.	100	2,914
Japan Exchange Group, Inc.	798	12,464
Kyushu Financial Group, Inc.	100	592
Matsui Securities Co. Ltd.	250	2,228
Mitsubishi UFJ Financial Group, Inc.	8,071	44,004
Mitsubishi UFJ Lease & Finance Co. Ltd.	598	2,803
Mizuho Financial Group, Inc.	24,161	41,963
MS&AD Insurance Group Holdings, Inc.	598	17,065
Nomura Holdings, Inc.	4,200	19,781
North Pacific Bank Ltd.	700	2,368
Okasan Securities Group, Inc.	1,000	5,084
ORIX Corp.	1,494	21,479
Resona Holdings, Inc.	2,890	13,218
SBI Holdings, Inc.	350	4,154
Seven Bank Ltd.	897	3,173
Shinsei Bank Ltd.	2,990	4,768
Shizuoka Bank Ltd.	495	4,076
Sompo Japan Nipponkoa Holdings, Inc.	549	17,595
Sony Financial Holdings, Inc.	299	4,107
Sumitomo Mitsui Financial Group, Inc.	1,296	45,357
Sumitomo Mitsui Trust Holdings, Inc.	4,981	17,827
Suruga Bank Ltd.	299	7,112
T&D Holdings, Inc.	797	9,094
Tokai Tokyo Financial Holdings, Inc.	399	1,893
Tokio Marine Holdings, Inc.	847	33,269
Tokyo TY Financial Group, Inc.	100	2,933

		407,198

Health Care - 9.0%
Alfresa Holdings Corp.	299	5,580
Astellas Pharma, Inc.	2,490	38,037
Chugai Pharmaceutical Co. Ltd.	199	6,241
Daiichi Sankyo Co. Ltd.	797	18,291
Eisai Co. Ltd.	299	17,426
Hisamitsu Pharmaceutical Co., Inc.	50	2,237
Hoya Corp.	498	19,296
KYORIN Holdings, Inc.	150	3,005
Kyowa Hakko Kirin Co. Ltd.	200	2,838
M3, Inc.	199	5,953
Medipal Holdings Corp.	299	4,728
Mitsubishi Tanabe Pharma Corp.	299	5,549
Nihon Kohden Corp.	150	3,416
Olympus Corp.	299	9,782
Ono Pharmaceutical Co. Ltd.	550	14,337
Otsuka Holdings Co. Ltd.	498	21,578
Santen Pharmaceutical Co. Ltd.	449	5,650
Shionogi & Co. Ltd.	349	15,580
Ship Healthcare Holdings, Inc.	50	1,335
Sysmex Corp.	150	9,670
Takeda Pharmaceutical Co. Ltd.	896	39,489
Terumo Corp.	349	13,577
Toho Holdings Co. Ltd.	50	972
Tsumura & Co.	150	3,949

		268,516

Industrials - 21.6%
Aeon Delight Co. Ltd.	50	1,407
Aica Kogyo Co. Ltd.	150	3,727
ANA Holdings, Inc.	4,485	12,194
Asahi Glass Co. Ltd.	1,495	9,508
Central Japan Railway Co.	199	32,678
COMSYS Holdings Corp.	250	4,724
Daikin Industries Ltd.	349	32,345
DMG Mori Co. Ltd.	200	2,207

East Japan Railway Co.	449	38,449
FANUC Corp.	199	33,909
Hankyu Hanshin Holdings, Inc.	299	9,652
Hazama Ando Corp.	350	1,952
Hino Motors Ltd.	399	4,419
Hitachi Construction Machinery Co. Ltd.	150	2,810
Hoshizaki Corp.	50	3,997
IHI Corp.	1,495	4,566
ITOCHU Corp.	1,793	21,159
JGC Corp.	100	1,586
JTEKT Corp.	299	4,647
Kajima Corp.	1,495	10,042
Kawasaki Heavy Industries Ltd.	1,495	4,378
Keihan Holdings Co. Ltd.	495	3,210
Kintetsu Group Holdings Co. Ltd.	2,990	11,386
Komatsu Ltd.	1,246	27,235
Kubota Corp.	1,195	17,521
Makita Corp.	150	10,772
Marubeni Corp.	2,343	11,678
Minebea Co. Ltd.	200	2,030
MISUMI Group, Inc.	299	5,219
Mitsubishi Corp.	1,544	32,166
Mitsubishi Electric Corp.	1,990	25,975
Mitsubishi Heavy Industries Ltd.	3,485	15,171
Mitsui & Co. Ltd.	1,993	26,525
MonotaRO Co. Ltd.	100	2,524
Nabtesco Corp.	150	3,869
Nagoya Railroad Co. Ltd.	1,495	7,326
Namura Shipbuilding Co. Ltd.	400	2,505
NGK Insulators Ltd.	200	4,338
Nidec Corp.	299	26,939
Nippon Express Co. Ltd.	1,495	7,080
Nippon Yusen KK	1,000	1,817
NSK Ltd.	498	5,131
Obayashi Corp.	300	2,769
Odakyu Electric Railway Co. Ltd.	495	5,081
OSG Corp.	150	2,784
Park24 Co. Ltd.	150	4,386
Secom Co. Ltd.	299	22,691
SMC Corp.	50	14,082
Sohgo Security Services Co. Ltd.	150	7,495
Sojitz Corp.	1,794	4,300
Sumitomo Corp.	1,495	16,212
Sumitomo Heavy Industries Ltd.	495	2,430
Sumitomo Mitsui Construction Co. Ltd.	3,197	2,997
Taisei Corp.	1,495	11,242
THK Co. Ltd.	250	4,898
Tobu Railway Co. Ltd.	1,495	7,254
Tokyu Corp.	1,495	11,155
TOTO Ltd.	100	3,798
Toyota Tsusho Corp.	299	6,837
West Japan Railway Co.	199	11,390
Yamato Holdings Co. Ltd.	449	10,595

		643,169

Information Technology - 10.2%
Alps Electric Co. Ltd.	250	5,637
Brother Industries Ltd.	499	8,373
Canon, Inc.	1,246	35,695
DeNA Co. Ltd.	150	4,451
FUJIFILM Holdings Corp.	598	22,466
Fujitsu Ltd.	1,990	10,102
GMO internet, Inc.	199	2,881
GungHo Online Entertainment, Inc. (a)	598	1,422
Hamamatsu Photonics KK	250	7,865
Hitachi High-Technologies Corp.	150	5,560
Hitachi Ltd.	5,981	28,672
Horiba Ltd.	50	2,322
Itochu Techno-Solutions Corp.	50	1,220
Kakaku.com, Inc.	150	2,508
Konica Minolta, Inc.	798	7,188
Kyocera Corp.	349	16,582
Murata Manufacturing Co. Ltd.	199	26,744
NEC Corp.	4,000	10,168
Nexon Co. Ltd.	250	3,424
Nomura Research Institute Ltd.	165	5,582
NTT Data Corp.	150	7,814
Obic Co. Ltd.	50	2,561
Oki Electric Industry Co. Ltd.	2,095	2,794
Omron Corp.	299	10,144
Oracle Corp. Japan	50	2,909
Ricoh Co. Ltd.	848	7,647
Seiko Epson Corp.	399	7,643

TDK Corp.	150	10,728
Tokyo Electron Ltd.	199	18,287
Trend Micro, Inc.	150	5,321
Yahoo Japan Corp.	1,694	6,909
Yaskawa Electric Corp.	399	5,877
Yokogawa Electric Corp.	399	5,110

		302,606

Materials - 6.7%
Asahi Kasei Corp.	1,495	12,606
Daicel Corp.	449	5,724
DIC Corp.	149	4,529
Hitachi Chemical Co. Ltd.	150	3,233
Hitachi Metals Ltd.	299	3,618
JFE Holdings, Inc.	548	8,509
JSR Corp.	299	4,372
Kansai Paint Co. Ltd.	200	4,405
Kobe Steel Ltd.	3,990	3,702
Kuraray Co. Ltd.	449	6,414
Mitsubishi Chemical Holdings Corp.	1,645	10,379
Mitsubishi Materials Corp.	1,495	4,219
Nihon Parkerizing Co. Ltd.	250	3,337
Nippon Paint Holdings Co. Ltd.	199	7,126
Nippon Steel & Sumitomo Metal Corp.	996	21,140
Nissan Chemical Industries Ltd.	150	4,610
Nitto Denko Corp.	210	14,338
Oji Holdings Corp.	495	1,990
Shin-Etsu Chemical Co. Ltd.	449	32,955
Sumitomo Chemical Co. Ltd.	1,495	6,849
Sumitomo Metal Mining Co. Ltd.	495	6,277
Taiheiyo Cement Corp.	1,495	4,537
Taiyo Nippon Sanso Corp.	299	3,034
Toray Industries, Inc.	1,495	14,397
Tosoh Corp.	495	3,048
Ube Industries Ltd.	1,495	2,717

		198,065

Real Estate - 3.6%
Aeon Mall Co. Ltd.	150	2,111
Daikyo, Inc.	1,495	2,370
Daito Trust Construction Co. Ltd.	150	22,087
Daiwa House Industry Co. Ltd.	797	20,579
Hulic Co. Ltd.	598	5,664
Leopalace21 Corp.	499	3,308
Mitsubishi Estate Co. Ltd.	1,495	28,277
Mitsui Fudosan Co. Ltd.	495	10,659
Nomura Real Estate Holdings, Inc.	250	4,074
NTT Urban Development Corp.	150	1,376
Sumitomo Real Estate Sales Co. Ltd.	50	944
Takara Leben Co. Ltd.	349	2,277
Tokyu Fudosan Holdings Corp.	748	4,164

		107,890

Telecommunication Services - 6.7%
KDDI Corp.	1,742	51,116
Nippon Telegraph & Telephone Corp.	1,245	54,702
NTT DOCOMO, Inc.	1,544	38,845
SoftBank Group Corp.	848	55,372

		200,035

Utilities - 0.9%
Electric Power Development Co. Ltd.	250	6,104
Osaka Gas Co. Ltd.	2,990	11,770
Tokyo Gas Co. Ltd.	1,990	8,530

		26,404

TOTAL COMMON STOCKS
(Cost $2,930,309)		2,948,116

SECURITIES LENDING COLLATERAL - 0.8%
Daily Assets Fund “Capital Shares”, 0.48% (b)(c)
(Cost $22,671)	22,671	22,671

TOTAL INVESTMENTS - 99.9%
(Cost $2,952,980)†		$2,970,787
Other assets and liabilities, net - 0.1%		3,127

NET ASSETS - 100.0%		$2,973,914

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,962,969. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $7,818. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $197,118 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $189,300.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $21,408, which is 0.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(d)
Canadian Imperial Bank of Commerce	9/6/2016	JPY	180,610,096	USD	1,764,184	$18,074
RBC Capital Markets	9/6/2016	JPY	6,850,000	USD	67,089	864
RBC Capital Markets	9/6/2016	JPY	12,707,000	USD	124,127	1,278
RBC Capital Markets	9/6/2016	JPY	104,823,407	USD	1,023,966	10,550
The Bank of New York Mellon	9/6/2016	JPY	845,000	USD	8,256	86
Canadian Imperial Bank of Commerce	9/6/2016	USD	5,000	JPY	505,254	(115)
Canadian Imperial Bank of Commerce	9/6/2016	USD	1,741,237	JPY	180,104,842	(12)
RBC Capital Markets	9/6/2016	USD	1,202,650	JPY	124,380,407	(160)
The Bank of New York Mellon	9/6/2016	USD	8,169	JPY	845,000	0
Canadian Imperial Bank of Commerce	10/5/2016	JPY	180,104,842	USD	1,743,597	54
The Bank of New York Mellon	10/5/2016	JPY	845,000	USD	8,181	1
The Bank of Nova Scotia	10/5/2016	JPY	124,380,407	USD	1,204,044	(47)
The Bank of Nova Scotia	10/5/2016	USD	45,623	JPY	4,712,000	(7)
The Bank of Nova Scotia	10/5/2016	USD	18,501	JPY	1,909,000	(21)

Total net unrealized appreciation						$30,545

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,948,116	$—	$—	$2,948,116
Short-Term Investments	22,671	—	—	22,671
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	30,907	—	30,907

TOTAL	$2,970,787	$30,907	$—	$3,001,694

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(362)	$—	$(362)

TOTAL	$—	$(362)	$—	$(362)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There	have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Australia Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Consumer Discretionary - 3.0%
Aristocrat Leisure Ltd.	2,221	$25,205
Crown Resorts Ltd.	1,479	14,594
Domino’s Pizza Enterprises Ltd.	252	14,335
Flight Centre Travel Group Ltd. (a)	226	6,259
Harvey Norman Holdings Ltd.	2,275	9,199
REA Group Ltd.	213	9,382
Tabcorp Holdings Ltd.	3,368	12,580
Tatts Group Ltd.	6,006	17,198

		108,752

Consumer Staples - 7.7%
Coca-Cola Amatil Ltd.	2,349	17,266
Treasury Wine Estates Ltd.	3,027	25,548
Wesfarmers Ltd.	4,618	147,295
Woolworths Ltd.	5,244	93,444

		283,553

Energy - 4.7%
Caltex Australia Ltd.	1,093	27,888
Oil Search Ltd.	5,620	28,384
Origin Energy Ltd.	7,190	28,423
Santos Ltd.	6,549	21,853
Woodside Petroleum Ltd.	3,109	66,896

		173,444

Financials - 41.1%
AMP Ltd.	12,129	47,948
ASX Ltd.	794	30,523
Australia & New Zealand Banking Group Ltd.	11,964	241,873
Bank of Queensland Ltd.	1,563	12,393
Bendigo & Adelaide Bank Ltd.	1,893	15,621
Challenger Ltd.	2,343	16,182
Commonwealth Bank of Australia	7,033	379,564
Insurance Australia Group Ltd.	9,970	41,661
Macquarie Group Ltd.	1,256	76,177
Medibank Pvt Ltd.	11,293	22,831
National Australia Bank Ltd.	10,847	222,878
Platinum Asset Management Ltd.	953	3,853
QBE Insurance Group Ltd.	5,623	41,922
Suncorp Group Ltd.	5,276	50,397
Westpac Banking Corp.	13,679	302,863

		1,506,686

Health Care - 7.0%
Cochlear Ltd.	235	24,885
CSL Ltd.	1,875	152,330
Healthscope Ltd.	7,115	16,363
Ramsay Health Care Ltd.	581	36,229
Sonic Healthcare Ltd.	1,617	27,951

		257,758

Industrials - 5.9%
Aurizon Holdings Ltd.	8,480	27,978
Brambles Ltd.	6,504	60,221
CIMIC Group Ltd.	412	9,168
Qantas Airways Ltd.*	2,107	5,131
SEEK Ltd.	1,342	16,208
Sydney Airport (b)	4,480	24,512
Transurban Group (b)	8,347	71,891

		215,109

Information Technology - 0.4%
Computershare Ltd.	1,888	14,019

Materials - 14.1%
Alumina Ltd. (a)	10,024	10,020
Amcor Ltd.	4,749	57,106
BHP Billiton Ltd.	13,170	202,215
Boral Ltd.	3,050	15,152
Fortescue Metals Group Ltd. (a)	6,384	23,510
Incitec Pivot Ltd.	6,835	14,640
James Hardie Industries PLC CDI	1,828	29,798
Newcrest Mining Ltd.	3,144	52,432
Orica Ltd.	1,532	16,994
Rio Tinto Ltd.	1,740	62,247
South32 Ltd.*	21,830	31,500

		515,614

Real Estate - 9.9%
Dexus Property Group REIT	3,970	29,001
Goodman Group REIT	7,292	41,596
GPT Group REIT	7,373	29,535
LendLease Group (b)	2,269	23,567
Mirvac Group REIT	15,179	26,466

Scentre Group REIT	21,833	81,551
Stockland REIT	9,809	35,754
Vicinity Centres REIT	13,798	34,324
Westfield Corp. REIT	8,096	62,184

		363,978

Telecommunication Services - 2.6%
Telstra Corp. Ltd.	17,546	69,362
TPG Telecom Ltd.	1,374	12,588
Vocus Communications Ltd.	2,038	11,778

		93,728

Utilities - 2.7%
AGL Energy Ltd.	2,767	38,576
APA Group (b)	4,570	31,736
AusNet Services	7,228	9,343
DUET Group (b)	9,977	19,720

		99,375

TOTAL COMMON STOCKS
(Cost $3,383,139)		3,632,016

SECURITIES LENDING COLLATERAL - 1.1%
Daily Assets Fund “Capital Shares”, 0.48% (c)(d)
(Cost $40,039)	40,039	40,039

TOTAL INVESTMENTS - 100.2%
(Cost $3,423,178)†		$3,672,055
Other assets and liabilities, net - (0.2%)		(8,374)

NET ASSETS - 100.0%		$3,663,681

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,480,794. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $191,261. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $337,889 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $146,628.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $37,931, which is 1.0% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(e)
Canadian Imperial Bank of Commerce	9/6/2016	AUD	1,548,482	USD	1,175,592	$12,008
RBC Capital Markets	9/6/2016	AUD	357,000	USD	271,034	2,772
RBC Capital Markets	9/6/2016	AUD	57,000	USD	43,241	409
RBC Capital Markets	9/6/2016	AUD	3,091,958	USD	2,347,451	24,044
State Street Bank & Trust Co.	9/6/2016	AUD	102,800	USD	77,252	4
The Bank of New York Mellon	9/6/2016	AUD	1,300	USD	987	10
Canadian Imperial Bank of Commerce	9/6/2016	USD	1,163,761	AUD	1,548,482	(177)
RBC Capital Markets	9/6/2016	USD	2,634,682	AUD	3,505,958	(180)
State Street Bank & Trust Co.	9/6/2016	USD	78,146	AUD	102,800	(899)
The Bank of New York Mellon	9/6/2016	USD	977	AUD	1,300	0
Canadian Imperial Bank of Commerce	10/6/2016	AUD	1,548,482	USD	1,162,856	159
The Bank of New York Mellon	10/6/2016	AUD	1,300	USD	976	0
The Bank of Nova Scotia	10/6/2016	AUD	3,505,958	USD	2,632,729	237
The Bank of Nova Scotia	10/6/2016	USD	77,196	AUD	102,800	(7)
The Bank of Nova Scotia	10/6/2016	USD	67,580	AUD	90,000	(2)

Total net unrealized appreciation						$38,378

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

AUD	Australian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$3,632,016	$—	$—	$3,632,016
Short-Term Investments	40,039	—	—	40,039
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	39,643	—	39,643

TOTAL	$3,672,055	$39,643	$—	$3,711,698

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(1,265)	$—	$(1,265)

TOTAL	$—	$(1,265)	$—	$(1,265)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Australia - 6.6%
Adelaide Brighton Ltd.	887	$3,500
ALS Ltd.	859	3,486
Ansell Ltd.	254	4,287
APN Outdoor Group Ltd.	894	3,527
Australian Pharmaceutical Industries Ltd.	1,316	1,756
AWE Ltd.*	1,936	1,011
Bapcor Ltd.	822	3,713
Blackmores Ltd.	24	2,225
BlueScope Steel Ltd.	878	5,734
BWP Trust REIT	822	2,008
carsales.com Ltd.	516	4,987
Charter Hall Group REIT	394	1,732
Charter Hall Retail REIT	732	2,355
Cromwell Property Group REIT	1,556	1,193
CSR Ltd.	1,151	2,984
Downer EDI Ltd.	1,152	4,242
DuluxGroup Ltd.	820	3,950
Evolution Mining Ltd.	1,784	2,923
Fairfax Media Ltd.	4,972	3,681
GrainCorp Ltd., Class A	387	2,391
Iluka Resources Ltd.	517	2,557
Investa Office Fund REIT	557	1,909
InvoCare Ltd.	358	3,619
IOOF Holdings Ltd. (a)	337	2,257
IRESS Ltd.	436	4,001
JB Hi-Fi Ltd.	261	5,824
Karoon Gas Australia Ltd.*	976	968
Link Administration Holdings Ltd.*	400	2,534
Liquefied Natural Gas Ltd.*	1,850	751
Macquarie Atlas Roads Group (b)	1,105	4,601
Magellan Financial Group Ltd.	201	3,568
Mayne Pharma Group Ltd.*	2,143	2,980
Metcash Ltd.*	2,250	3,703
Mineral Resources Ltd.	252	2,148
Northern Star Resources Ltd.	938	2,855
Orocobre Ltd.*	500	1,443
Orora Ltd.	2,200	5,126
OZ Minerals Ltd.	508	2,440
Paladin Energy Ltd.*	8,136	978
Perpetual Ltd.	83	3,037
Primary Health Care Ltd.	1,076	3,307
Qube Holdings Ltd. (a)	1,411	2,693
Regis Resources Ltd.	979	2,722
Saracen Mineral Holdings Ltd.*	1,661	1,648
Shopping Centres Australasia Property Group REIT	1,508	2,618
Sirtex Medical Ltd.	109	2,747
Spark Infrastructure Group (b)	2,356	4,497
Spotless Group Holdings Ltd.	2,615	2,073
St Barbara Ltd.*	1,212	2,578
Star Entertainment Group Ltd.	1,309	5,804
Super Retail Group Ltd.	441	3,646
Syrah Resources Ltd.*	472	1,508
Whitehaven Coal Ltd.*	1,191	1,745

		156,570

Austria - 0.9%
ams AG	98	3,318
BUWOG AG*	151	3,926
CA Immobilien Anlagen AG*	142	2,694
IMMOFINANZ AG*	1,076	2,459
Oesterreichische Post AG*	79	2,837
UNIQA Insurance Group AG	257	1,646
Wienerberger AG	210	3,338

		20,218

Belgium - 2.1%
Ackermans & van Haaren NV	23	2,744
AGFA-Gevaert NV*	558	1,767
Befimmo SA REIT	49	3,279
Bekaert SA	74	3,057
bpost SA	140	3,561
Cie d’Entreprises CFE	17	1,565
Cofinimmo SA REIT	31	3,817
D’ieteren SA	64	3,090
Elia System Operator SA/NV (a)	73	3,686
Euronav NV	230	2,007
Galapagos NV*	59	3,197
Ion Beam Applications	47	2,124
KBC Ancora*	58	2,130
Melexis NV	37	2,424
Ontex Group NV	128	4,602

Tessenderlo Chemie NV*	63	2,003
Warehouses De Pauw CVA REIT	39	3,820

		48,873

Bermuda - 0.2%
Frontline Ltd.	152	1,136
Hiscox Ltd.	293	4,017

		5,153

Denmark - 1.8%
Ambu A/S, Class B	41	2,040
Bavarian Nordic A/S*	56	2,035
Dfds A/S	57	3,006
FLSmidth & Co A/S	73	2,694
GN Store Nord A/S	235	5,047
Jyske Bank A/S	87	4,177
NKT Holding A/S	57	3,348
Rockwool International A/S, Class B	17	3,226
Royal Unibrew A/S	98	4,831
SimCorp A/S	73	3,829
Spar Nord Bank A/S	276	2,689
Sydbank A/S (a)	115	3,644
Topdanmark A/S*	111	2,961

		43,527

Faroe Islands - 0.2%
Bakkafrost P/F	108	3,882

Finland - 1.4%
Amer Sports OYJ	130	3,915
Cargotec OYJ, Class B	60	2,694
Caverion Corp.	228	1,600
Citycon OYJ	347	890
Huhtamaki OYJ	118	5,133
Kemira OYJ	177	2,271
Kesko OYJ, Class B	77	3,349
Konecranes OYJ	89	2,817
Metsa Board OYJ	280	1,652
Outokumpu OYJ*	387	2,117
Outotec OYJ*	338	1,442
Tieto OYJ	74	2,208
Valmet OYJ	222	2,964

		33,052

France - 3.8%
ABC arbitrage	450	2,977
Alten SA	68	4,667
Altran Technologies SA*	268	3,944
DBV Technologies SA*	31	2,152
Elior Participations SCA, 144A	122	2,798
Elis SA	150	2,588
Euler Hermes Group	9	744
Faurecia	103	4,111
Gaztransport Et Technigaz SA	59	1,803
Havas SA	211	1,764
Ipsen SA	50	3,248
Korian SA	72	2,577
Mercialys SA REIT	122	2,840
Metropole Television SA	126	2,235
Neopost SA	79	2,087
Nexans SA*	60	3,225
Nexity SA*	67	3,513
Orpea	46	3,995
Plastic Omnium SA	104	3,318
Rubis SCA	56	4,572
SEB SA	29	3,859
Sopra Steria Group	27	3,098
Technicolor SA	553	3,588
Teleperformance	75	7,774
Television Francaise 1	189	1,843
Ubisoft Entertainment SA*	139	5,433
Vicat SA	32	2,036
Virbac SA*	9	1,853

		88,642

Georgia - 0.1%
BGEO Group PLC	93	3,503

Germany - 5.7%
Aareal Bank AG	108	3,638
alstria office REIT-AG REIT*	201	2,803
AURELIUS Equity Opportunities SE & Co KGaA	59	3,333
Aurubis AG	43	2,265
Bechtle AG	36	4,018
bet-at-home.com AG	24	1,633
Bilfinger SE*	64	1,854
CTS Eventim AG & Co. KGaA	58	2,013
Deutsche EuroShop AG	63	2,900
DMG Mori AG	74	3,511

Drillisch AG	95	4,382
Duerr AG	42	3,551
Freenet AG	182	5,225
Gerresheimer AG	55	4,567
Indus Holding AG	65	3,506
KION Group AG	86	4,899
Koenig & Bauer AG*	32	1,573
Krones AG	20	1,912
KUKA AG	38	4,321
LEG Immobilien AG*	58	5,661
Leoni AG	66	2,439
MorphoSys AG*	47	2,005
MTU Aero Engines AG	58	5,898
Nordex SE*(a)	122	3,376
Norma Group SE	73	3,908
Rational AG	4	1,967
Rheinmetall AG	69	4,983
RHOEN-KLINIKUM AG	102	3,017
Salzgitter AG	61	1,856
Software AG	89	3,536
STADA Arzneimittel AG	97	5,209
Stroeer SE & Co KGaA	49	2,269
Suedzucker AG	123	3,212
TAG Immobilien AG	237	3,409
TLG Immobilien AG	221	4,997
Wacker Chemie AG	23	2,138
Wincor Nixdorf AG*	62	4,340
Wirecard AG	152	7,523

		133,647

Hong Kong - 2.3%
Brightoil Petroleum Holdings Ltd.	6,070	1,667
Cafe de Coral Holdings Ltd.	1,036	3,626
Champion REIT	2,177	1,389
China Strategic Holdings Ltd.*	74,081	1,738
Dah Sing Financial Holdings Ltd.	359	2,425
Digital Domain Holdings Ltd.*	25,202	1,657
Esprit Holdings Ltd.*	3,191	2,822
Freeman Financial Corp. Ltd.*	13,520	1,028
Global Brands Group Holding Ltd.*	16,064	1,491
HKBN Ltd.	2,147	2,399
Hopewell Holdings Ltd.	1,149	4,051
Hybrid Kinetic Group Ltd.*	57,263	1,845
Johnson Electric Holdings Ltd.	961	2,570
Landing International Development Ltd.*	54,777	1,130
Man Wah Holdings Ltd.	2,810	1,909
Melco International Development Ltd.	1,564	1,617
NewOcean Energy Holdings Ltd.	4,401	1,305
Orient Overseas International Ltd.	331	1,122
Pacific Textiles Holdings Ltd.	1,975	2,597
Playmates Toys Ltd.	9,038	1,514
Sincere Watch Hong Kong Ltd.*	37,728	992
Suncorp Technologies Ltd.*	112,586	1,103
Television Broadcasts Ltd.	706	2,521
Town Health International Medical Group Ltd.	8,362	1,369
Value Partners Group Ltd.	1,749	1,612
VTech Holdings Ltd.	304	3,394
Xinyi Glass Holdings Ltd.*	3,889	3,349

		54,242

Ireland - 1.4%
C&C Group PLC	741	3,133
Glanbia PLC	229	4,360
Grafton Group PLC	341	2,452
Greencore Group PLC	712	3,282
Hibernia REIT PLC REIT	1,745	2,719
Irish Continental Group PLC	353	1,858
Kingspan Group PLC	180	4,935
Smurfit Kappa Group PLC	271	6,681
UDG Healthcare PLC	395	3,177

		32,597

Isle of Man - 0.4%
GVC Holdings PLC	351	3,178
Paysafe Group PLC*	674	3,865
Playtech PLC	299	3,577

		10,620

Israel - 1.4%
Caesarstone Ltd.*	32	1,258
Cellcom Israel Ltd.*	294	2,208
CyberArk Software Ltd.*	29	1,531
El Al Israel Airlines	1,912	1,600

Elbit Systems Ltd.	52	5,056
Frutarom Industries Ltd.	80	4,224
Gazit-Globe Ltd.	362	3,757
Israel Discount Bank Ltd., Class A*	2,778	5,016
Orbotech Ltd.*	80	2,286
Partner Communications Co. Ltd.*	443	2,108
Tower Semiconductor Ltd.*	152	2,378
Wix.com Ltd.*	28	1,171

		32,593

Italy - 3.7%
A2A SpA	2,734	3,626
Anima Holding SpA, 144A	439	2,125
Ansaldo STS SpA	443	5,218
Autogrill SpA	277	2,376
Azimut Holding SpA	185	2,840
Banca Carige SpA*(a)	2,595	971
Banca Generali SpA	90	1,803
Banca Mediolanum SpA	253	1,755
Banca Monte dei Paschi di Siena SpA*(a)	3,752	1,011
Banca Popolare dell’Emilia Romagna SC	717	2,759
Banca Popolare di Milano Scarl	6,308	2,702
Banca Popolare di Sondrio SCARL	851	2,290
Banco Popolare SC	829	2,070
Brembo SpA	63	3,679
Buzzi Unicem SpA	130	2,764
Credito Valtellinese SC	2,918	1,116
Davide Campari-Milano SpA	472	5,136
De’ Longhi SpA	96	2,381
DiaSorin SpA	45	2,909
Ei Towers SpA*	56	2,935
Hera SpA	1,270	3,519
Interpump Group SpA	196	3,465
Italcementi SpA*	312	3,679
Mediaset SpA	1,090	3,448
Moncler SpA	195	3,234
Recordati SpA	148	4,477
Salini Impregilo SpA	533	1,639
Salvatore Ferragamo SpA	84	1,916
Societa Cattolica di Assicurazioni SCRL	341	1,972
Tod’s SpA	30	1,795
Unipol Gruppo Finanziario SpA	709	1,972
Yoox Net-A-Porter Group SpA*	99	3,102

		86,684

Japan - 31.0%
Adastria Co. Ltd.	100	2,227
ADEKA Corp.	300	4,410
Advance Residence Investment Corp. REIT	2	5,335
AEON REIT Investment Corp. REIT	3	3,732
Aica Kogyo Co. Ltd.	200	4,970
Aiful Corp.*	800	2,567
Anritsu Corp.	700	3,856
Aoyama Trading Co. Ltd.	100	3,247
Asahi Intecc Co. Ltd.	100	4,446
Autobacs Seven Co. Ltd.	300	4,155
Awa Bank Ltd.	1,000	6,282
Azbil Corp.	200	5,857
Broadleaf Co. Ltd.	300	3,097
Capcom Co. Ltd.	200	4,349
Century Tokyo Leasing Corp.	100	3,755
Coca-Cola East Japan Co. Ltd.	200	3,518
Coca-Cola West Co. Ltd.	200	4,533
COMSYS Holdings Corp.	300	5,669
COOKPAD, Inc.	200	1,993
CyberAgent, Inc.	100	5,422
Daido Steel Co. Ltd.	1,000	4,543
Daifuku Co. Ltd.	300	5,199
Daiichikosho Co. Ltd.	100	3,871
Daishi Bank Ltd.	1,000	3,827
DeNA Co. Ltd.	200	5,934
Denka Co. Ltd.	1,000	4,224
DIC Corp.	200	6,079
DMG Mori Co. Ltd.	300	3,311
Ebara Corp.	1,000	5,142
Ezaki Glico Co. Ltd.	100	5,007
Frontier Real Estate Investment Corp. REIT	1	4,891
Fujikura Ltd.	1,000	5,615
Fukuoka REIT Corp. REIT	2	3,597

Funai Electric Co. Ltd.	200	1,573
Funai Soken Holdings, Inc.	200	2,668
Furukawa Electric Co. Ltd.	2,000	5,161
Glory Ltd.	200	6,408
GLP J-REIT	3	3,723
GMO internet, Inc.	200	2,896
GS Yuasa Corp.	1,000	3,895
H2O Retailing Corp.	200	2,722
Haseko Corp.	500	4,731
Hazama Ando Corp.	600	3,346
Heiwa Corp.	200	4,289
HIS Co. Ltd.	100	2,517
Hitachi Capital Corp.	100	2,080
Hokkaido Electric Power Co., Inc.	500	4,054
Hokkoku Bank Ltd.	1,000	3,025
Horiba Ltd.	100	4,644
Hosiden Corp.	300	2,244
House Foods Group, Inc.	200	4,303
Hyakugo Bank Ltd.	1,000	3,673
Industrial & Infrastructure Fund Investment Corp. REIT	1	4,987
Ines Corp.	400	4,531
Invincible Investment Corp. REIT	7	4,499
Ito En Ltd.	200	6,012
Iwatani Corp.	1,000	5,490
Izumi Co. Ltd.	100	3,924
Jafco Co. Ltd.	100	2,914
Japan Display, Inc.*	1,000	1,421
Japan Excellent, Inc. REIT	3	4,042
Japan Hotel REIT Investment Corp. REIT	5	4,296
Japan Logistics Fund, Inc. REIT	2	4,560
Japan Petroleum Exploration Co. Ltd.	100	2,203
Japan Rental Housing Investments, Inc. REIT	6	4,761
Japan Steel Works Ltd.	1,000	4,659
Juroku Bank Ltd.	1,000	2,774
JVC Kenwood Corp.	900	2,114
Kagome Co. Ltd.	200	4,548
Kaken Pharmaceutical Co. Ltd.	50	2,822
Kawasaki Kisen Kaisha Ltd.	2,000	5,045
Keiyo Bank Ltd.	1,000	4,069
Kenedix Office Investment Corp. REIT	1	6,031
Kewpie Corp.	200	5,496
Kinden Corp.	300	3,285
Kiyo Bank Ltd.	300	4,674
K’s Holdings Corp.	300	4,735
Kumagai Gumi Co. Ltd.	1,000	2,697
Laox Co. Ltd.*	200	1,467
Leopalace21 Corp.	600	3,978
Lintec Corp.	200	3,756
Lion Corp.	300	4,199
Matsui Securities Co. Ltd.	400	3,564
Matsumotokiyoshi Holdings Co. Ltd.	100	4,402
Meitec Corp.	100	3,209
MISUMI Group, Inc.	400	6,982
Mitsui Engineering & Shipbuilding Co. Ltd.	3,000	4,146
Mitsui High-Tec, Inc.	600	4,059
Mitsui Mining & Smelting Co. Ltd.	1,000	2,039
Mitsumi Electric Co. Ltd.*	500	3,098
MonotaRO Co. Ltd.	100	2,524
Mori Hills REIT Investment Corp. REIT	3	4,538
Mori Trust Sogo Reit, Inc. REIT	2	3,534
Musashino Bank Ltd.	100	2,581
Nagase & Co. Ltd.	400	4,438
Nankai Electric Railway Co. Ltd.	1,000	4,610
Nichi-iko Pharmaceutical Co. Ltd.	100	1,766
Nifco, Inc.	100	5,036
Nihon Kohden Corp.	200	4,554
Nihon M&A Center, Inc.	100	5,499
Nikkon Holdings Co. Ltd.	300	6,469
Nippon Accommodations Fund, Inc. REIT	1	4,282
Nippon Kayaku Co. Ltd.	300	3,282
Nippon Paper Industries Co. Ltd.	200	3,706
Nippon Shinyaku Co. Ltd.	100	4,634
Nippon Suisan Kaisha Ltd.	500	2,097
Nipro Corp.	500	6,224

Nishimatsu Construction Co. Ltd.	1,000	4,552
Nishi-Nippon City Bank Ltd.	1,000	2,078
Nishi-Nippon Railroad Co. Ltd.	1,000	4,601
Nissan Chemical Industries Ltd.	200	6,147
Nissan Shatai Co. Ltd.	300	2,728
Nisshinbo Holdings, Inc.	300	3,050
North Pacific Bank Ltd.	900	3,045
NTN Corp.	1,000	3,663
Ogaki Kyoritsu Bank Ltd.	1,000	3,412
Okamoto Industries, Inc.	100	1,109
Oki Electric Industry Co. Ltd.	3,000	4,001
OncoTherapy Science, Inc.*	600	1,427
Orix JREIT, Inc. REIT	3	5,245
OSG Corp.	200	3,711
Penta-Ocean Construction Co. Ltd.	1,000	5,277
Pigeon Corp.	200	5,322
Pilot Corp.	100	3,929
Premier Investment Corp. REIT	4	5,424
Qol Co. Ltd.	200	2,886
Resorttrust, Inc. (a)	200	4,260
Rohto Pharmaceutical Co. Ltd.	200	3,133
Sangetsu Corp.	200	3,532
Sankyu, Inc.	1,000	5,693
Sanwa Holdings Corp.	500	4,436
Sapporo Holdings Ltd.	200	4,906
Sawai Pharmaceutical Co. Ltd.	50	3,286
SCREEN Holdings Co. Ltd.	300	3,888
SCSK Corp.	100	3,678
Seino Holdings Co. Ltd.	400	4,191
Sekisui House SI Residential Investment Corp. REIT	4	4,624
Senshu Ikeda Holdings, Inc.	1,300	5,880
Shiga Bank Ltd. (a)	1,000	4,813
Shimachu Co. Ltd.	200	4,467
Shinko Plantech Co. Ltd.	500	3,397
Ship Healthcare Holdings, Inc.	200	5,341
Skylark Co. Ltd.	300	3,729
Sojitz Corp.	2,400	5,753
Square Enix Holdings Co. Ltd.	200	5,857
Sugi Holdings Co. Ltd.	100	4,900
Sumco Corp.	400	3,495
Sumitomo Forestry Co. Ltd.	300	4,059
Sumitomo Mitsui Construction Co. Ltd.	5,400	5,063
Sumitomo Osaka Cement Co. Ltd.	1,000	4,523
Taiyo Yuden Co. Ltd.	300	3,105
Takara Holdings, Inc.	500	4,320
Temp Holdings Co. Ltd.	300	4,787
TIS, Inc.	200	4,746
Toda Corp.	1,000	5,094
Toho Holdings Co. Ltd.	100	1,944
Tokai Rika Co. Ltd.	200	3,953
Tokai Tokyo Financial Holdings, Inc.	700	3,322
Tokuyama Corp.*	1,000	4,079
Tokyo Ohka Kogyo Co. Ltd.	100	3,141
Tokyu REIT, Inc. REIT	4	5,482
Topcon Corp.	300	3,926
Tosoh Corp.	1,000	6,157
Toyo Corp./Chuo-ku	400	3,990
Toyo Kanetsu KK	1,300	2,664
Toyo Tire & Rubber Co. Ltd.	200	2,813
Toyobo Co. Ltd.	3,000	4,755
Toyota Boshoku Corp.	200	4,572
TS Tech Co. Ltd.	200	4,641
Tsukui Corp.	600	3,804
Tsumura & Co.	200	5,266
Ube Industries Ltd.	3,000	5,451
Ulvac, Inc.	100	2,816
Ushio, Inc.	300	3,337
Valor Holdings Co. Ltd.	200	5,395
Wacoal Holdings Corp.	100	1,069
W-Scope Corp.	200	3,122
Yokohama Reito Co. Ltd.	600	5,961
Zenkoku Hosho Co. Ltd.	100	3,929
Zeon Corp.	200	1,720

		731,746

Jersey Island - 0.3%
Centamin PLC	1,692	3,299
Phoenix Group Holdings	262	2,990

		6,289

Luxembourg - 0.6%
APERAM SA	70	2,889
Eurofins Scientific SE	13	5,270
Grand City Properties SA	154	3,383
Regus PLC	880	3,463

		15,005

Malta - 0.1%
Unibet Group PLC SDR	393	3,517

Netherlands - 1.8%
Aalberts Industries NV	126	4,224
Arcadis NV	128	1,716
ASM International NV	71	2,703
Corbion NV	121	3,300
Delta Lloyd NV	570	2,310
Eurocommercial Properties NV	69	3,136
Euronext NV, 144A	90	3,798
Fugro NV*	102	1,613
IMCD Group NV	88	3,631
Koninklijke BAM Groep NV	490	2,199
PostNL NV*	801	3,505
SBM Offshore NV (a)	260	3,808
TKH Group NV	71	2,711
TomTom NV*	193	1,772
Wereldhave NV REIT	55	2,636

		43,062

New Zealand - 1.5%
a2 Milk Co. Ltd.*	1,800	2,495
Air New Zealand Ltd.	2,275	3,731
Fisher & Paykel Healthcare Corp. Ltd.	988	6,932
Infratil Ltd.	2,185	5,359
Kiwi Property Group Ltd.	4,951	5,568
SKY Network Television Ltd.	1,165	4,108
SKYCITY Entertainment Group Ltd.	1,820	6,616

		34,809

Norway - 0.7%
Aker Solutions ASA*	380	1,680
Det Norske Oljeselskap ASA*	211	2,879
DNO ASA*	1,581	1,663
Norwegian Air Shuttle ASA*	65	2,364
Petroleum Geo-Services ASA*(a)	544	1,157
Prosafe SE*	9,355	629
Storebrand ASA*	856	3,619
TGS Nopec Geophysical Co ASA	195	3,398

		17,389

Portugal - 0.4%
Banco Comercial Portugues SA, Class R*	69,436	1,394
CTT-Correios de Portugal SA	428	3,140
NOS SGPS SA	322	2,182
Sonae SGPS SA	2,020	1,685

		8,401

Singapore - 1.7%
Chip Eng Seng Corp. Ltd.	7,000	3,262
Keppel REIT	4,600	3,596
Mapletree Commercial Trust REIT	3,800	4,351
Mapletree Greater China Commercial Trust REIT	5,600	4,521
Mapletree Industrial Trust REIT	3,800	4,965
Mapletree Logistics Trust REIT	4,600	3,613
Midas Holdings Ltd.	11,500	1,899
SATS Ltd.	1,400	4,840
Singapore Post Ltd.	3,200	3,206
Venture Corp. Ltd.	900	6,077

		40,330

South Africa - 0.1%
Petra Diamonds Ltd.	1,003	1,495

Spain - 2.5%
Acciona SA	40	2,850
Acerinox SA	245	3,039
Almirall SA	117	1,784
Applus Services SA	272	2,831
Atresmedia Corp. de Medios de Comunicacion SA	124	1,462
Bolsas y Mercados Espanoles SHMSF SA	117	3,667
Ebro Foods SA	152	3,401
Fomento de Construcciones y Contratas SA*(a)	325	3,401
Gamesa Corp. Tecnologica SA	316	7,252
Grupo Catalana Occidente SA	36	1,021
Hispania Activos Inmobiliarios SOCIMI SA REIT	240	3,221

Indra Sistemas SA*	219	2,831
Inmobiliaria Colonial SA	376	2,790
Mediaset Espana Comunicacion SA	181	2,181
Melia Hotels International SA	146	1,817
Merlin Properties Socimi SA REIT	281	3,266
NH Hotel Group SA*	386	1,752
Prosegur Cia de Seguridad SA	342	2,293
Sacyr SA	831	1,561
Tecnicas Reunidas SA	72	2,588
Viscofan SA	83	4,536

		59,544

Sweden - 4.8%
AAK AB	57	4,148
Axfood AB	110	1,954
Betsson AB*	205	2,028
BillerudKorsnas AB	229	3,908
Bonava AB, Class B*	134	1,615
Castellum AB	250	3,779
Com Hem Holding AB	329	2,740
Elekta AB, Class B	471	4,027
Evolution Gaming Group AB, 144A	55	1,658
Fabege AB	172	3,191
Fastighets AB Balder, Class B*	137	3,828
Fingerprint Cards AB, Class B*	482	6,148
Hemfosa Fastigheter AB	216	2,391
Hexpol AB	336	3,063
Holmen AB, Class B	91	3,181
Hufvudstaden AB, Class A	147	2,557
Indutrade AB	204	4,387
Intrum Justitia AB	123	3,884
Investment AB Oresund	166	2,947
JM AB	108	2,744
Kungsleden AB	335	2,593
L E Lundbergforetagen AB, Class B	37	2,263
Loomis AB, Class B	117	3,348
Modern Times Group MTG AB, Class B (a)	100	2,514
NCC AB, Class B	135	3,367
NetEnt AB*	336	2,783
Nibe Industrier AB, Class B	603	5,399
Nobia AB	181	1,645
Peab AB	364	3,042
Ratos AB, Class B	412	1,945
Saab AB, Class B	121	4,122
SSAB AB, Class A*	355	1,056
SSAB AB, Class B*	700	1,684
Swedish Orphan Biovitrum AB*	210	2,483
Trelleborg AB, Class B	274	5,220
Wallenstam AB, Class B	280	2,391
Wihlborgs Fastigheter AB	181	3,937

		113,970

Switzerland - 4.6%
Allreal Holding AG*	24	3,541
Basilea Pharmaceutica AG*	26	1,835
Bucher Industries AG (a)	17	4,304
Burckhardt Compression Holding AG	8	2,210
Cembra Money Bank AG*	72	5,216
Clariant AG*	344	5,991
dorma+kaba Holding AG	6	4,709
Flughafen Zuerich AG	35	6,477
Forbo Holding AG*	2	2,747
GAM Holding AG*	291	2,825
Gategroup Holding AG*	49	2,551
Georg Fischer AG	7	5,630
Helvetia Holding AG	6	3,000
Leonteq AG*	22	1,467
Logitech International SA	273	5,718
Mobimo Holding AG*	17	4,238
OC Oerlikon Corp. AG*	370	3,555
Oriflame Holding AG*	86	2,646
Panalpina Welttransport Holding AG	26	3,585
PSP Swiss Property AG	53	5,076
SFS Group AG*	42	3,162
Straumann Holding AG	16	6,206
Sunrise Communications Group AG, 144A*	61	4,149
Tecan Group AG	22	3,467
Temenos Group AG*	92	5,346
U-Blox AG*	14	3,063
Valiant Holding AG	38	3,587
Vontobel Holding AG	56	2,707

		109,008

United Kingdom - 17.0%
AA PLC	811	2,878
Abcam PLC	309	2,944
Acacia Mining PLC	227	1,373
Allied Minds PLC*	341	1,454
Amec Foster Wheeler PLC	511	3,630
Ashmore Group PLC	608	2,809
ASOS PLC*	76	4,521
AVEVA Group PLC	96	2,403
Balfour Beatty PLC*	1,087	4,030
BBA Aviation PLC	1,293	4,092
Beazley PLC	582	2,978
Bellway PLC	149	4,559
Berendsen PLC	213	3,426
Big Yellow Group PLC REIT	218	2,166
Bodycote PLC	362	2,807
boohoo.com PLC*	1,720	1,858
Booker Group PLC	2,108	4,875
Bovis Homes Group PLC	198	2,330
Brewin Dolphin Holdings PLC	640	2,228
Britvic PLC	409	3,451
BTG PLC*	506	3,993
Cairn Energy PLC*	954	2,326
Capital & Counties Properties PLC	623	2,426
Card Factory PLC	683	2,568
Carillion PLC (a)	686	2,344
Cineworld Group PLC	233	1,747
Clinigen Group PLC	216	1,814
Close Brothers Group PLC	212	3,789
Countrywide PLC	406	1,397
Crest Nicholson Holdings PLC	362	2,211
CYBG PLC*	949	3,363
Daily Mail & General Trust PLC, Class A	331	3,138
Dairy Crest Group PLC	369	3,181
Debenhams PLC	2,441	1,942
Derwent London PLC REIT	83	2,978
Dialog Semiconductor PLC*	108	3,786
Dignity PLC	70	2,472
Diploma PLC	225	2,455
Domino’s Pizza Group PLC	774	3,647
Drax Group PLC	657	2,622
DS Smith PLC	1,134	6,083
Dunelm Group PLC	180	2,123
Electrocomponents PLC	849	3,398
Elementis PLC	834	2,387
Essentra PLC	351	2,378
esure Group PLC	623	2,209
Fevertree Drinks PLC	176	2,272
Firstgroup PLC*	2,163	3,122
Galliford Try PLC	128	1,908
Genus PLC	116	2,774
Go-Ahead Group PLC	83	2,157
Grainger PLC	828	2,519
Great Portland Estates PLC REIT	313	2,785
Greene King PLC	332	3,542
Greggs PLC	178	2,424
GW Pharmaceuticals PLC*	358	2,423
Halfords Group PLC	479	2,187
Halma PLC	411	5,721
Hansteen Holdings PLC REIT	1,723	2,620
Hays PLC	1,911	3,277
Henderson Group PLC	1,485	4,649
HomeServe PLC	447	3,322
Howden Joinery Group PLC	783	4,693
Hunting PLC	242	1,477
IG Group Holdings PLC	323	4,034
Imagination Technologies Group PLC*	549	1,645
Inchcape PLC	591	5,444
Indivior PLC	978	4,040
Informa PLC	677	6,299
Intermediate Capital Group PLC	392	3,063
International Personal Finance PLC	538	1,916
Interserve PLC	318	1,797
J D Wetherspoon PLC	178	2,074
John Wood Group PLC	478	4,372
Jupiter Fund Management PLC	574	3,162
Just Eat PLC*	610	4,334
Keller Group PLC	191	2,280
Kier Group PLC	152	2,491
Ladbrokes PLC	1,498	3,023

Laird PLC	534	2,097
Lancashire Holdings Ltd. (a)	275	2,279
LondonMetric Property PLC REIT	932	2,008
Man Group PLC	2,142	3,057
Marston’s PLC	885	1,693
Melrose Industries PLC	2,297	4,464
Micro Focus International PLC	255	6,690
Mitchells & Butlers PLC	384	1,296
Mitie Group PLC	607	2,155
Moneysupermarket.com Group PLC	603	2,284
Morgan Advanced Materials PLC	622	2,334
National Express Group PLC	774	3,595
Northgate PLC	377	2,084
Ocado Group PLC*	745	2,980
Ophir Energy PLC*	768	744
Pagegroup PLC	431	1,964
Paragon Group of Cos. PLC	665	2,771
Pennon Group PLC	416	4,793
Pets at Home Group PLC	676	2,175
Poundland Group PLC	533	1,570
Premier Oil PLC*	1,231	1,176
QinetiQ Group PLC	962	2,912
Redrow PLC	383	1,868
Renishaw PLC	75	2,582
Rentokil Initial PLC	1,918	5,387
Restaurant Group PLC	330	1,614
Rightmove PLC	120	6,459
Rotork PLC	1,389	3,664
RPC Group PLC	350	3,994
Safestore Holdings PLC REIT	567	2,772
Savills PLC	220	2,138
Seadrill Ltd.*	466	1,153
Senior PLC	782	2,424
Serco Group PLC*	1,694	2,847
Shaftesbury PLC REIT	185	2,350
SIG PLC (a)	1,189	1,953
Spectris PLC	168	4,271
Spirax-Sarco Engineering PLC	77	4,382
Spire Healthcare Group PLC, 144A	482	2,208
SSP Group PLC	596	2,551
St. Modwen Properties PLC	445	1,672
Stagecoach Group PLC	641	1,916
Subsea 7 SA*(a)	344	3,740
SuperGroup PLC	112	2,184
SVG Capital PLC*	395	2,892
Synthomer PLC	486	2,324
TalkTalk Telecom Group PLC	754	2,089
Ted Baker PLC	47	1,607
Telecom Plus PLC	160	2,202
Thomas Cook Group PLC*	2,271	2,076
Tullett Prebon PLC	505	2,530
Tullow Oil PLC*(a)	1,189	3,402
UBM PLC	455	4,108
Ultra Electronics Holdings PLC	109	2,419
UNITE Group PLC	277	2,279
Vectura Group PLC*	976	1,679
Vesuvius PLC	506	2,326
Victrex PLC	129	2,578
Virgin Money Holdings UK PLC	413	1,706
WH Smith PLC	184	3,682
Workspace Group PLC REIT	137	1,235
WS Atkins PLC	148	2,905

		402,724

United States - 0.1%
Sims Metal Management Ltd.	354	2,650

TOTAL COMMON STOCKS
(Cost $2,427,600)		2,343,742

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Jungheinrich AG	129	4,055
Sartorius AG	65	5,142

		9,197

TOTAL PREFERRED STOCKS
(Cost $6,752)		9,197

RIGHTS - 0.0%
Australia - 0.0%
Evolution Mining Ltd.*, expires 10/31/16
(Cost $0)	237	23

SECURITIES LENDING COLLATERAL - 2.2%
Daily Assets Fund “Capital Shares”, 0.48% (c)(d)
(Cost $51,149)	51,149	51,149

TOTAL INVESTMENTS - 101.8%
(Cost $2,485,501)†		$2,404,111
Other assets and liabilities, net - (1.8%)		(41,686)

NET ASSETS - 100.0%		$2,362,425

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,508,835. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $104,724. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $201,728 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $306,452.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $47,770, which is 2.0% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2016 the Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF had the following sector diversification:

		As a % of Total
		Investments
		excluding
Sector Diversification	Market Value ($)	Securities Lending
Industrials	545,148	23.2%
Consumer Discretionary	339,917	14.4
Real Estate	272,160	11.6
Financials	255,938	10.9
Information Technology	253,140	10.7
Materials	218,017	9.3
Health Care	179,509	7.6
Consumer Staples	158,978	6.7
Energy	63,071	2.7
Utilities	41,782	1.8
Telecommunication Services	25,302	1.1

Total	2,352,962	100.0%

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(e)
Canadian Imperial Bank of Commerce	9/6/2016	AUD	76,900	USD	58,382	$596
RBC Capital Markets	9/6/2016	AUD	101,384	USD	76,972	788
RBC Capital Markets	9/6/2016	AUD	14,000	USD	10,629	109
State Street Bank & Trust Co.	9/6/2016	AUD	1,500	USD	1,143	15
State Street Bank & Trust Co.	9/6/2016	AUD	1,700	USD	1,292	15
State Street Bank & Trust Co.	9/6/2016	AUD	3,900	USD	2,973	43
The Bank of New York Mellon	9/6/2016	AUD	8,980	USD	6,819	71
The Bank of New York Mellon	9/6/2016	AUD	900	USD	683	7
The Bank of Nova Scotia	9/6/2016	AUD	4,900	USD	3,713	31
Canadian Imperial Bank of Commerce	9/6/2016	CHF	44,019	USD	45,626	853
RBC Capital Markets	9/6/2016	CHF	6,000	USD	6,219	116
RBC Capital Markets	9/6/2016	CHF	55,000	USD	57,008	1,067
State Street Bank & Trust Co.	9/6/2016	CHF	1,800	USD	1,832	2
The Bank of New York Mellon	9/6/2016	CHF	2,300	USD	2,385	45
Canadian Imperial Bank of Commerce	9/6/2016	DKK	85,400	USD	12,856	53
RBC Capital Markets	9/6/2016	DKK	166,000	USD	24,991	104
State Street Bank & Trust Co.	9/6/2016	DKK	7,300	USD	1,103	9
Canadian Imperial Bank of Commerce	9/6/2016	EUR	243,820	USD	272,993	951
RBC Capital Markets	9/6/2016	EUR	4,000	USD	4,472	9

RBC Capital Markets	9/6/2016	EUR	33,000	USD	36,949	129
RBC Capital Markets	9/6/2016	EUR	229,639	USD	257,127	907
State Street Bank & Trust Co.	9/6/2016	EUR	400	USD	446	(1)
State Street Bank & Trust Co.	9/6/2016	EUR	800	USD	888	(4)
The Bank of New York Mellon	9/6/2016	EUR	2,000	USD	2,228	(4)
Canadian Imperial Bank of Commerce	9/6/2016	GBP	3,788	USD	5,032	57
Canadian Imperial Bank of Commerce	9/6/2016	GBP	157,200	USD	208,807	2,349
RBC Capital Markets	9/6/2016	GBP	24,000	USD	31,880	360
RBC Capital Markets	9/6/2016	GBP	4,000	USD	5,301	47
RBC Capital Markets	9/6/2016	GBP	131,268	USD	174,372	1,971
State Street Bank & Trust Co.	9/6/2016	GBP	900	USD	1,178	(4)
Canadian Imperial Bank of Commerce	9/6/2016	HKD	218,000	USD	28,103	0
RBC Capital Markets	9/6/2016	HKD	137,000	USD	17,662	1
State Street Bank & Trust Co.	9/6/2016	HKD	4,000	USD	516	0
The Bank of New York Mellon	9/6/2016	HKD	40,623	USD	5,237	0
The Bank of Nova Scotia	9/6/2016	HKD	4,000	USD	516	0
Canadian Imperial Bank of Commerce	9/6/2016	ILS	37,000	USD	9,708	(89)
RBC Capital Markets	9/6/2016	ILS	25,192	USD	6,613	(58)
The Bank of Nova Scotia	9/6/2016	ILS	22,200	USD	5,827	(51)
Canadian Imperial Bank of Commerce	9/6/2016	JPY	44,713,593	USD	436,759	4,475
RBC Capital Markets	9/6/2016	JPY	3,412,000	USD	33,330	343
RBC Capital Markets	9/6/2016	JPY	29,423,544	USD	287,424	2,961
RBC Capital Markets	9/6/2016	JPY	1,785,000	USD	17,482	225
State Street Bank & Trust Co.	9/6/2016	JPY	463,400	USD	4,481	1
State Street Bank & Trust Co.	9/6/2016	JPY	155,200	USD	1,535	34
The Bank of New York Mellon	9/6/2016	JPY	307,000	USD	2,999	31
The Bank of Nova Scotia	9/6/2016	JPY	142,600	USD	1,379	0
Canadian Imperial Bank of Commerce	9/6/2016	NOK	77,100	USD	9,154	(99)
RBC Capital Markets	9/6/2016	NOK	131,000	USD	15,554	(167)
State Street Bank & Trust Co.	9/6/2016	NOK	7,400	USD	877	(11)
Canadian Imperial Bank of Commerce	9/6/2016	NZD	19,000	USD	13,680	(102)
RBC Capital Markets	9/6/2016	NZD	19,000	USD	13,681	(102)
RBC Capital Markets	9/6/2016	NZD	7,000	USD	5,040	(38)
State Street Bank & Trust Co.	9/6/2016	NZD	3,300	USD	2,394	0
The Bank of New York Mellon	9/6/2016	NZD	7,150	USD	5,150	(37)
Canadian Imperial Bank of Commerce	9/6/2016	SEK	427,000	USD	50,119	225
RBC Capital Markets	9/6/2016	SEK	77,000	USD	9,038	40
RBC Capital Markets	9/6/2016	SEK	417,000	USD	48,938	212
State Street Bank & Trust Co.	9/6/2016	SEK	53,900	USD	6,286	(12)
The Bank of New York Mellon	9/6/2016	SEK	124,250	USD	14,588	70
Canadian Imperial Bank of Commerce	9/6/2016	SGD	23,700	USD	17,639	244
RBC Capital Markets	9/6/2016	SGD	27,600	USD	20,542	284
State Street Bank & Trust Co.	9/6/2016	SGD	1,100	USD	818	11
Canadian Imperial Bank of Commerce	9/6/2016	USD	57,794	AUD	76,900	(9)
Canadian Imperial Bank of Commerce	9/6/2016	USD	44,801	CHF	44,019	(28)
Canadian Imperial Bank of Commerce	9/6/2016	USD	30	DKK	200	0
Canadian Imperial Bank of Commerce	9/6/2016	USD	12,750	DKK	85,200	24
Canadian Imperial Bank of Commerce	9/6/2016	USD	3,023	EUR	2,700	(11)
Canadian Imperial Bank of Commerce	9/6/2016	USD	268,547	EUR	241,120	482

Canadian Imperial Bank of Commerce	9/6/2016	USD	1,594	GBP	1,200	(18)
Canadian Imperial Bank of Commerce	9/6/2016	USD	209,274	GBP	159,788	583
Canadian Imperial Bank of Commerce	9/6/2016	USD	28,105	HKD	218,000	(1)
Canadian Imperial Bank of Commerce	9/6/2016	USD	9,781	ILS	37,000	16
Canadian Imperial Bank of Commerce	9/6/2016	USD	10,000	JPY	1,010,507	(231)
Canadian Imperial Bank of Commerce	9/6/2016	USD	422,257	JPY	43,676,186	(3)
Canadian Imperial Bank of Commerce	9/6/2016	USD	263	JPY	26,900	(3)
Canadian Imperial Bank of Commerce	9/6/2016	USD	2,232	NOK	18,800	24
Canadian Imperial Bank of Commerce	9/6/2016	USD	6,989	NOK	58,300	7
Canadian Imperial Bank of Commerce	9/6/2016	USD	13,785	NZD	19,000	(2)
Canadian Imperial Bank of Commerce	9/6/2016	USD	49,791	SEK	427,000	104
Canadian Imperial Bank of Commerce	9/6/2016	USD	17,390	SGD	23,700	5
RBC Capital Markets	9/6/2016	USD	86,710	AUD	115,384	(6)
RBC Capital Markets	9/6/2016	USD	62,097	CHF	61,000	(53)
RBC Capital Markets	9/6/2016	USD	24,847	DKK	166,000	41
RBC Capital Markets	9/6/2016	USD	297,018	EUR	266,639	484
RBC Capital Markets	9/6/2016	USD	208,610	GBP	159,268	565
RBC Capital Markets	9/6/2016	USD	17,663	HKD	137,000	(2)
RBC Capital Markets	9/6/2016	USD	6,660	ILS	25,192	10
RBC Capital Markets	9/6/2016	USD	334,751	JPY	34,620,544	(45)
RBC Capital Markets	9/6/2016	USD	15,706	NOK	131,000	15
RBC Capital Markets	9/6/2016	USD	18,861	NZD	26,000	0
RBC Capital Markets	9/6/2016	USD	57,615	SEK	494,000	109
RBC Capital Markets	9/6/2016	USD	20,253	SGD	27,600	4
State Street Bank & Trust Co.	9/6/2016	USD	5,335	AUD	7,100	0
State Street Bank & Trust Co.	9/6/2016	USD	1,851	CHF	1,800	(20)
State Street Bank & Trust Co.	9/6/2016	USD	1,093	DKK	7,300	2
State Street Bank & Trust Co.	9/6/2016	USD	1,349	EUR	1,200	(10)
State Street Bank & Trust Co.	9/6/2016	USD	668	GBP	500	(12)
State Street Bank & Trust Co.	9/6/2016	USD	524	GBP	400	1
State Street Bank & Trust Co.	9/6/2016	USD	103	HKD	800	0
State Street Bank & Trust Co.	9/6/2016	USD	412	HKD	3,200	0
State Street Bank & Trust Co.	9/6/2016	USD	6,137	JPY	618,600	(157)
State Street Bank & Trust Co.	9/6/2016	USD	887	NOK	7,400	1
State Street Bank & Trust Co.	9/6/2016	USD	2,387	NZD	3,300	7
State Street Bank & Trust Co.	9/6/2016	USD	6,301	SEK	53,900	(3)
State Street Bank & Trust Co.	9/6/2016	USD	147	SGD	200	0
State Street Bank & Trust Co.	9/6/2016	USD	672	SGD	900	(11)
The Bank of New York Mellon	9/6/2016	USD	7,425	AUD	9,880	(1)
The Bank of New York Mellon	9/6/2016	USD	2,341	CHF	2,300	(1)
The Bank of New York Mellon	9/6/2016	USD	2,240	EUR	2,000	(8)
The Bank of New York Mellon	9/6/2016	USD	5,237	HKD	40,623	0
The Bank of New York Mellon	9/6/2016	USD	2,968	JPY	307,000	0
The Bank of New York Mellon	9/6/2016	USD	5,187	NZD	7,150	(1)
The Bank of New York Mellon	9/6/2016	USD	14,488	SEK	124,250	30
The Bank of Nova Scotia	9/6/2016	USD	3,682	AUD	4,900	0
The Bank of Nova Scotia	9/6/2016	USD	516	HKD	4,000	0
The Bank of Nova Scotia	9/6/2016	USD	5,868	ILS	22,200	11

The Bank of Nova Scotia	9/6/2016	USD	1,399	JPY	142,600	(20)
Canadian Imperial Bank of Commerce	10/5/2016	CHF	44,019	USD	44,881	28
The Bank of New York Mellon	10/5/2016	CHF	2,300	USD	2,345	1
The Bank of Nova Scotia	10/5/2016	CHF	61,000	USD	62,192	35
Canadian Imperial Bank of Commerce	10/5/2016	DKK	85,200	USD	12,765	(26)
The Bank of Nova Scotia	10/5/2016	DKK	7,300	USD	1,094	(2)
The Bank of Nova Scotia	10/5/2016	DKK	29,000	USD	4,345	(8)
The Bank of Nova Scotia	10/5/2016	DKK	166,000	USD	24,870	(51)
Canadian Imperial Bank of Commerce	10/5/2016	EUR	241,120	USD	268,885	(492)
The Bank of Nova Scotia	10/5/2016	EUR	4,000	USD	4,461	(8)
The Bank of Nova Scotia	10/5/2016	EUR	266,639	USD	297,332	(555)
Canadian Imperial Bank of Commerce	10/5/2016	GBP	159,788	USD	209,425	(582)
The Bank of Nova Scotia	10/5/2016	GBP	8,000	USD	10,485	(29)
The Bank of Nova Scotia	10/5/2016	GBP	2,100	USD	2,751	(9)
The Bank of Nova Scotia	10/5/2016	GBP	400	USD	524	(1)
The Bank of Nova Scotia	10/5/2016	GBP	159,268	USD	208,734	(590)
Canadian Imperial Bank of Commerce	10/5/2016	HKD	218,000	USD	28,112	0
The Bank of New York Mellon	10/5/2016	HKD	40,623	USD	5,239	0
The Bank of Nova Scotia	10/5/2016	HKD	137,000	USD	17,666	(1)
The Bank of Nova Scotia	10/5/2016	HKD	4,000	USD	516	0
The Bank of Nova Scotia	10/5/2016	HKD	800	USD	103	0
Canadian Imperial Bank of Commerce	10/5/2016	JPY	43,676,186	USD	422,830	13
The Bank of New York Mellon	10/5/2016	JPY	307,000	USD	2,972	0
The Bank of Nova Scotia	10/5/2016	JPY	127,800	USD	1,236	(1)
The Bank of Nova Scotia	10/5/2016	JPY	34,620,544	USD	335,139	(13)
Canadian Imperial Bank of Commerce	10/5/2016	NOK	58,300	USD	6,990	(7)
The Bank of Nova Scotia	10/5/2016	NOK	7,400	USD	887	(1)
The Bank of Nova Scotia	10/5/2016	NOK	131,000	USD	15,705	(17)
Canadian Imperial Bank of Commerce	10/5/2016	NZD	19,000	USD	13,767	1
The Bank of New York Mellon	10/5/2016	NZD	7,150	USD	5,181	1
The Bank of Nova Scotia	10/5/2016	NZD	26,000	USD	18,838	1
Canadian Imperial Bank of Commerce	10/5/2016	SEK	427,000	USD	49,863	(105)
The Bank of New York Mellon	10/5/2016	SEK	124,250	USD	14,509	(31)
The Bank of Nova Scotia	10/5/2016	SEK	494,000	USD	57,684	(125)
Canadian Imperial Bank of Commerce	10/5/2016	SGD	23,700	USD	17,388	(6)
The Bank of Nova Scotia	10/5/2016	SGD	27,600	USD	20,248	(8)
The Bank of Nova Scotia	10/5/2016	SGD	200	USD	147	0
The Bank of New York Mellon	10/5/2016	USD	2,230	EUR	2,000	4
The Bank of Nova Scotia	10/5/2016	USD	1,835	CHF	1,800	(1)
The Bank of Nova Scotia	10/5/2016	USD	446	EUR	400	1
The Bank of Nova Scotia	10/5/2016	USD	4,486	JPY	463,400	0
The Bank of Nova Scotia	10/5/2016	USD	24,002	JPY	2,479,000	(4)
The Bank of Nova Scotia	10/5/2016	USD	7,825	JPY	804,900	(33)
The Bank of Nova Scotia	10/5/2016	USD	1,380	JPY	142,600	0
The Bank of Nova Scotia	10/5/2016	USD	4,797	JPY	495,000	(5)
The Bank of Nova Scotia	10/5/2016	USD	2,391	NZD	3,300	0
The Bank of Nova Scotia	10/5/2016	USD	6,294	SEK	53,900	14
Canadian Imperial Bank of Commerce	10/6/2016	AUD	76,900	USD	57,749	8
The Bank of New York Mellon	10/6/2016	AUD	9,880	USD	7,420	1

The Bank of Nova Scotia	10/6/2016	AUD	7,100	USD	5,332	1
The Bank of Nova Scotia	10/6/2016	AUD	115,384	USD	86,645	8
The Bank of Nova Scotia	10/6/2016	AUD	4,900	USD	3,680	0
Canadian Imperial Bank of Commerce	10/7/2016	ILS	37,000	USD	9,785	(18)
The Bank of Nova Scotia	10/7/2016	ILS	16,000	USD	4,231	(8)
The Bank of Nova Scotia	10/7/2016	ILS	22,200	USD	5,870	(12)
The Bank of Nova Scotia	10/7/2016	ILS	25,192	USD	6,661	(13)

Total net unrealized appreciation						$18,306

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli New Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,343,742	$—	$—	$2,343,742
Preferred Stocks	9,197	—	—	9,197
Rights	23	—	—	23
Short-Term Investments	51,149	—	—	51,149
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	22,503	—	22,503

TOTAL	$2,404,111	$22,503	$—	$2,426,614

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(4,197)	$—	$(4,197)

TOTAL	$—	$(4,197)	$—	$(4,197)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Italy Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.1%
Consumer Discretionary - 10.2%
Ferrari NV	1,213	$58,452
Fiat Chrysler Automobiles NV	8,806	60,851
Luxottica Group SpA	1,395	67,299

		186,602

Energy - 18.9%
Eni SpA	17,821	269,154
Saipem SpA*	30,276	13,877
Tenaris SA	4,539	62,376

		345,407

Financials - 31.6%
Assicurazioni Generali SpA	7,159	91,035
EXOR SpA	1,176	48,339
Intesa Sanpaolo SpA	87,246	207,288
Intesa Sanpaolo SpA-RSP (a)	6,565	14,543
Mediobanca SpA	6,236	46,257
Poste Italiane SpA, 144A	4,309	30,041
UniCredit SpA	33,365	85,822
Unione di Banche Italiane SpA (a)	10,505	28,263
UnipolSai SpA	15,452	25,802

		577,390

Industrials - 13.7%
Atlantia SpA	3,132	80,562
CNH Industrial NV	9,573	69,942
Leonardo-Finmeccanica SpA*	4,248	48,474
Prysmian SpA	2,031	50,113

		249,091

Telecommunication Services - 4.5%
Telecom Italia SpA*	65,005	58,987
Telecom Italia SpA-RSP*	31,104	22,794

		81,781

Utilities - 21.2%
Enel SpA	52,865	233,396
Snam SpA	14,478	80,263
Terna Rete Elettrica Nazionale SpA	14,007	72,371

		386,030

TOTAL COMMON STOCKS
(Cost $2,298,233)		1,826,301

SECURITIES LENDING COLLATERAL - 2.2%
Daily Assets Fund “Capital Shares”, 0.48% (b)(c)
(Cost $40,218)	40,218	40,218

TOTAL INVESTMENTS - 102.3%
(Cost $2,338,451)†		$1,866,519
Other assets and liabilities, net - (2.3%)		(42,130)

NET ASSETS - 100.0%		$1,824,389

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,371,486. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $504,967. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,327 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $529,294.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $39,188, which is 2.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(d)
Canadian Imperial Bank of Commerce	9/6/2016	EUR	1,070,534	USD	1,198,623	$4,175
RBC Capital Markets	9/6/2016	EUR	50,000	USD	55,984	196
RBC Capital Markets	9/6/2016	EUR	14,000	USD	15,652	31
RBC Capital Markets	9/6/2016	EUR	465,189	USD	520,872	1,837
State Street Bank & Trust Co.	9/6/2016	EUR	8,500	USD	9,469	(14)
The Bank of New York Mellon	9/6/2016	EUR	100	USD	112	0
Canadian Imperial Bank of Commerce	9/6/2016	USD	1,192,307	EUR	1,070,534	2,142
RBC Capital Markets	9/6/2016	USD	589,482	EUR	529,189	961
State Street Bank & Trust Co.	9/6/2016	USD	9,554	EUR	8,500	(70)
The Bank of New York Mellon	9/6/2016	USD	111	EUR	100	0

Canadian Imperial Bank of Commerce	10/5/2016	EUR	1,070,534	USD	1,193,805	(2,184)
The Bank of New York Mellon	10/5/2016	EUR	100	USD	112	0
The Bank of Nova Scotia	10/5/2016	EUR	33,000	USD	36,804	(64)
The Bank of Nova Scotia	10/5/2016	EUR	529,189	USD	590,104	(1,100)
The Bank of Nova Scotia	10/5/2016	USD	9,478	EUR	8,500	18

Total net unrealized appreciation						$5,928

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,826,301	$—	$—	$1,826,301
Short-Term Investments	40,218	—	—	40,218
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	9,360	—	9,360

TOTAL	$1,866,519	$9,360	$—	$1,875,879

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(3,432)	$—	$(3,432)

TOTAL	$—	$(3,432)	$—	$(3,432)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.0%
Italy - 35.1%
Assicurazioni Generali SpA	3,550	$45,142
Atlantia SpA	1,252	32,204
Enel SpA	23,135	102,140
Eni SpA	7,719	116,582
EXOR SpA	336	13,811
Ferrari NV	372	17,926
Intesa Sanpaolo SpA	38,496	91,463
Intesa Sanpaolo SpA-RSP (a)	2,829	6,267
Leonardo-Finmeccanica SpA*	1,227	14,001
Luxottica Group SpA	513	24,749
Mediobanca SpA	1,717	12,736
Poste Italiane SpA, 144A	1,585	11,050
Prysmian SpA	591	14,582
Saipem SpA*	18,445	8,454
Snam SpA	7,435	41,218
Telecom Italia SpA*	30,720	27,876
Telecom Italia SpA-RSP*	18,288	13,402
Terna Rete Elettrica Nazionale SpA	4,573	23,628
UniCredit SpA	15,933	40,983
Unione di Banche Italiane SpA (a)	2,735	7,359
UnipolSai SpA	3,434	5,734

		671,307

Luxembourg - 1.0%
Tenaris SA	1,432	19,679

Portugal - 3.0%
EDP - Energias de Portugal SA	7,026	23,550
Galp Energia SGPS SA	1,403	20,392
Jeronimo Martins SGPS SA	763	12,311

		56,253

Spain - 58.1%
Abertis Infraestructuras SA	1,953	30,248
ACS Actividades de Construccion y Servicios SA	595	16,861
Aena SA, 144A	205	28,984
Amadeus IT Group SA	1,331	61,161
Banco Bilbao Vizcaya Argentaria SA	19,662	122,336
Banco de Sabadell SA	16,047	21,748
Banco Popular Espanol SA	10,186	13,782
Banco Santander SA	43,796	196,386
Bankia SA	13,977	11,786
Bankinter SA	2,045	15,000
CaixaBank SA	8,069	21,718
Distribuidora Internacional de Alimentacion SA	1,888	11,530
Enagas SA	688	20,203
Endesa SA	963	19,614
Ferrovial SA	1,468	28,926
Gas Natural SDG SA	1,062	21,921
Grifols SA	905	19,170
Iberdrola SA	16,450	108,260
Industria de Diseno Textil SA	3,310	117,281
Mapfre SA	3,270	8,838
Red Electrica Corp. SA	1,313	28,274
Repsol SA	3,365	45,192
Telefonica SA	13,586	136,845
Zardoya Otis SA	570	5,373

		1,111,437

United Kingdom - 2.8%
CNH Industrial NV	3,101	22,657
Fiat Chrysler Automobiles NV	2,737	18,913
International Consolidated Airlines Group SA	2,458	12,371

		53,941

TOTAL COMMON STOCKS
(Cost $2,368,682)		1,912,617

SECURITIES LENDING COLLATERAL - 0.7%
Daily Assets Fund “Capital Shares”, 0.48% (b)(c)
(Cost $12,486)	12,486	12,486

TOTAL INVESTMENTS - 100.7%
(Cost $2,381,168)†	$1,925,103
Other assets and liabilities, net - (0.7%)	(13,423)

NET ASSETS - 100.0%	$1,911,680

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,422,381. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $497,278. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $30,181 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $527,459.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $12,179, which is 0.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2016 the Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	646,141	33.8%
Utilities	388,808	20.3
Energy	210,298	11.0
Industrials	206,207	10.8
Consumer Discretionary	178,868	9.4
Telecommunication Services	178,123	9.3
Information Technology	61,161	3.2
Consumer Staples	23,841	1.2
Health Care	19,170	1.0

Total	1,912,617	100.0%

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(d)
Canadian Imperial Bank of Commerce	9/6/2016	EUR	1,066,183	USD	1,193,752	$4,158
RBC Capital Markets	9/6/2016	EUR	66,000	USD	73,898	259
RBC Capital Markets	9/6/2016	EUR	531,300	USD	594,896	2,098
RBC Capital Markets	9/6/2016	EUR	15,000	USD	16,770	33
State Street Bank & Trust Co.	9/6/2016	EUR	11,300	USD	12,589	(19)
Canadian Imperial Bank of Commerce	9/6/2016	USD	1,187,462	EUR	1,066,183	2,133
RBC Capital Markets	9/6/2016	USD	682,062	EUR	612,300	1,112
State Street Bank & Trust Co.	9/6/2016	USD	12,701	EUR	11,300	(93)
Canadian Imperial Bank of Commerce	10/5/2016	EUR	1,066,183	USD	1,188,954	(2,175)
The Bank of Nova Scotia	10/5/2016	EUR	31,000	USD	34,573	(60)
The Bank of Nova Scotia	10/5/2016	EUR	612,300	USD	682,781	(1,273)
The Bank of Nova Scotia	10/5/2016	USD	12,601	EUR	11,300	23

Total net unrealized appreciation						$6,196

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,912,617	$—	$—	$1,912,617
Short-Term Investments	12,486	—	—	12,486
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	9,816	—	9,816

TOTAL	$1,925,103	$9,816	$—	$1,934,919

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(3,620)	$—	$(3,620)

TOTAL	$—	$(3,620)	$—	$(3,620)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Spain Hedged Equity ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 7.5%
Industria de Diseno Textil SA	4,202	$148,886

Consumer Staples - 2.0%
Distribuidora Internacional de Alimentacion SA	6,352	38,792

Energy - 4.5%
Repsol SA	6,632	89,068

Financials - 34.9%
Banco Bilbao Vizcaya Argentaria SA	25,184	156,694
Banco de Sabadell SA	39,114	53,010
Banco Popular Espanol SA	28,910	39,116
Banco Santander SA	64,242	288,068
Bankia SA	23,726	20,008
Bankinter SA	6,149	45,104
CaixaBank SA	19,934	53,654
Mapfre SA	13,265	35,852

		691,506

Health Care - 2.6%
Grifols SA	2,411	51,071

Industrials - 16.2%
Abertis Infraestructuras SA	4,964	76,883
ACS Actividades de Construccion y Servicios SA	1,672	47,381
Aena SA, 144A	512	72,388
Ferrovial SA	3,354	66,089
International Consolidated Airlines Group SA	6,699	33,715
Zardoya Otis SA	2,747	25,892

		322,348

Information Technology - 4.4%
Amadeus IT Group SA	1,905	87,536

Telecommunication Services - 9.2%
Telefonica SA	18,133	182,645

Utilities - 18.6%
Enagas SA	1,775	52,122
Endesa SA	2,690	54,790
Gas Natural SDG SA	2,875	59,344
Iberdrola SA	20,165	132,709
Red Electrica Corp. SA	3,225	69,446

		368,411

TOTAL COMMON STOCKS
(Cost $2,400,192)		1,980,263

TOTAL INVESTMENTS - 99.9%
(Cost $2,400,192)†		$1,980,263
Other assets and liabilities, net - 0.1%		2,660

NET ASSETS - 100.0%		$1,982,923

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $2,435,264. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $455,001. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,556 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $486,557.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(a)
Canadian Imperial Bank of Commerce	9/6/2016	EUR	1,070,095	USD	1,198,132	$4,173
RBC Capital Markets	9/6/2016	EUR	83,000	USD	92,933	326
RBC Capital Markets	9/6/2016	EUR	582,363	USD	652,072	2,300
RBC Capital Markets	9/6/2016	EUR	15,000	USD	16,770	33
State Street Bank & Trust Co.	9/6/2016	EUR	1,800	USD	2,002	(7)
State Street Bank & Trust Co.	9/6/2016	EUR	10,300	USD	11,475	(17)
Canadian Imperial Bank of Commerce	9/6/2016	USD	1,191,819	EUR	1,070,095	2,141
RBC Capital Markets	9/6/2016	USD	757,880	EUR	680,363	1,235
State Street Bank & Trust Co.	9/6/2016	USD	13,600	EUR	12,100	(99)
Canadian Imperial Bank of Commerce	10/5/2016	EUR	1,070,095	USD	1,193,317	(2,183)
The Bank of Nova Scotia	10/5/2016	EUR	22,000	USD	24,536	(42)
The Bank of Nova Scotia	10/5/2016	EUR	680,363	USD	758,680	(1,415)
The Bank of Nova Scotia	10/5/2016	USD	11,486	EUR	10,300	21

Total net unrealized appreciation						$6,466

(a)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$1,980,263	$—	$—	$1,980,263
Derivatives (c)
Forward Foreign Currency Exchange Contracts	—	10,229	—	10,229

TOTAL	$1,980,263	$10,229	$—	$1,990,492

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Exchange Contracts	$—	$(3,763)	$—	$(3,763)

TOTAL	$—	$(3,763)	$—	$(3,763)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

August 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Australia - 8.2%
Macquarie Atlas Roads Group (a)	5,132	$21,368
Qube Holdings Ltd. (b)	12,626	24,102
Sydney Airport (a)	13,805	75,531
Transurban Group (a)	20,202	173,996

		294,997

Brazil - 1.3%
CPFL Energia SA, ADR (b)	637	9,147
Ultrapar Participacoes SA, ADR	1,558	35,710

		44,857

Canada - 9.7%
AltaGas Ltd.	523	13,536
Enbridge, Inc.	3,318	130,858
Inter Pipeline Ltd.	1,202	26,141
Pembina Pipeline Corp.	1,345	40,471
TransCanada Corp.	2,521	114,323
Veresen, Inc.	1,074	10,581
Westshore Terminals Investment Corp.	744	12,572

		348,482

Chile - 0.5%
Empresa Nacional de Electricidad SA, ADR	216	4,888
Endesa Americas SA, ADR	216	2,923
Enersis Americas SA, ADR	774	6,447
Enersis Chile SA, ADR	757	4,103

		18,361

China - 0.3%
CGN Power Co. Ltd., Class H, 144A	20,109	5,832
Huaneng Power International, Inc., ADR	209	5,064

		10,896

France - 4.8%
Aeroports de Paris	414	42,716
Engie SA	3,263	52,012
Groupe Eurotunnel SE	6,992	76,900

		171,628

Germany - 1.8%
E.ON SE	4,043	37,237
Fraport AG Frankfurt Airport Services Worldwide	470	26,218

		63,455

Hong Kong - 3.6%
Beijing Enterprises Water Group Ltd.	9,648	6,728
China Gas Holdings Ltd.	4,287	7,284
China Merchants Port Holdings Co. Ltd.	22,464	63,996
China Resources Gas Group Ltd.	1,584	5,309
China Resources Power Holdings Co. Ltd.	3,520	6,080
COSCO SHIPPING Ports Ltd.	21,482	23,261
Guangdong Investment Ltd.	5,688	8,799
Hopewell Highway Infrastructure Ltd.	12,928	7,533

		128,990

Italy - 6.2%
Ansaldo STS SpA	1,525	17,963
Atlantia SpA	5,140	132,213
Enel SpA	14,247	62,900
Societa Iniziative Autostradali e Servizi SpA	868	8,428

		221,504

Japan - 3.0%
Japan Airport Terminal Co. Ltd. (b)	920	36,279
Kamigumi Co. Ltd.	3,230	27,972
Mitsubishi Logistics Corp.	2,100	32,373
Sumitomo Warehouse Co. Ltd.	2,000	9,916

		106,540

Mexico - 2.2%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	411	40,816
Grupo Aeroportuario del Sureste SAB de CV, ADR	258	39,335

		80,151

Netherlands - 0.3%
Koninklijke Vopak NV	238	12,069

New Zealand - 1.8%
Auckland International Airport Ltd.	11,799	64,210

Singapore - 1.9%
Hutchison Port Holdings Trust, Class U	68,520	29,464
SATS Ltd.	8,020	27,725
SIA Engineering Co. Ltd.	3,300	9,252

		66,441

Spain - 8.7%
Abertis Infraestructuras SA	6,295	97,497
Aena SA, 144A	935	132,193
Iberdrola SA	12,147	79,941

		309,631

Switzerland - 1.2%
Flughafen Zuerich AG	242	44,781

United Kingdom - 5.2%
BBA Aviation PLC	11,411	36,112
National Grid PLC	7,920	108,837
SSE PLC	1,994	39,381

		184,330

United States - 38.9%
American Electric Power Co., Inc.	992	64,053
Cheniere Energy, Inc.*	846	36,293
Consolidated Edison, Inc.	594	44,699
Dominion Resources, Inc.	1,205	89,363
Duke Energy Corp.	1,391	110,807
Edison International	658	47,850
Exelon Corp.	1,859	63,206
Kinder Morgan, Inc.	6,568	143,511
Macquarie Infrastructure Corp.	945	75,543
NextEra Energy, Inc.	931	112,595
ONEOK, Inc.	754	35,355
PG&E Corp.	996	61,692
PPL Corp.	1,361	47,336
Public Service Enterprise Group, Inc.	1,023	43,743
Sempra Energy	476	49,804
Southern Co.	1,844	94,653
Spectra Energy Corp.	2,411	85,880
Targa Resources Corp.	585	25,494
WEC Energy Group, Inc.	638	38,203
Wesco Aircraft Holdings, Inc.*	732	10,058
Williams Cos., Inc.	2,450	68,453
Xcel Energy, Inc.	1,025	42,394

		1,390,985

TOTAL COMMON STOCKS
(Cost $3,691,250)		3,562,308

SECURITIES LENDING COLLATERAL - 1.4%
Daily Assets Fund “Capital Shares”, 0.48% (c)(d)
(Cost $50,082)	50,082	50,082

TOTAL INVESTMENTS - 101.0%
(Cost $3,741,332)†		$3,612,390
Other assets and liabilities, net - (1.0%)		(36,117)

NET ASSETS - 100.0%		$3,576,273

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,758,222. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $145,832. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $251,168 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $397,000.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $47,397, which is 1.3% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2016 the Deutsche X-trackers S&P Hedged Global Infrastructure ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Industrials	1,420,324	39.9%
Utilities	1,363,310	38.3
Energy	778,674	21.8

Total	3,562,308	100.0%

As of August 31, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(e)
Bank of Montreal	9/6/2016	AUD	33,000	USD	25,053	$256
Bank of Montreal	9/6/2016	AUD	266,936	USD	202,658	2,073
JP Morgan & Chase Co.	9/6/2016	AUD	113,200	USD	85,938	876
State Street Bank & Trust Co.	9/6/2016	AUD	7,100	USD	5,335	0

The Bank of New York Mellon	9/6/2016	AUD	7,000	USD	5,316	56
The Bank of New York Mellon	9/6/2016	AUD	1,800	USD	1,367	14
Bank of Montreal	9/6/2016	CAD	5,000	USD	3,830	17
Bank of Montreal	9/6/2016	CAD	240,119	USD	184,168	1,061
JP Morgan & Chase Co.	9/6/2016	CAD	120,000	USD	92,041	533
State Street Bank & Trust Co.	9/6/2016	CAD	2,200	USD	1,679	1
The Bank of New York Mellon	9/6/2016	CAD	93,400	USD	71,645	421
Bank of Montreal	9/6/2016	CHF	6,600	USD	6,841	128
JP Morgan & Chase Co.	9/6/2016	CHF	12,700	USD	13,163	245
RBC Capital Markets	9/6/2016	CHF	19,524	USD	20,237	379
State Street Bank & Trust Co.	9/6/2016	CHF	700	USD	713	1
The Bank of New York Mellon	9/6/2016	CHF	1,700	USD	1,763	33
Bank of Montreal	9/6/2016	EUR	5,741	USD	6,429	23
Bank of Montreal	9/6/2016	EUR	24,000	USD	26,873	95
Bank of Montreal	9/6/2016	EUR	6,000	USD	6,706	12
JP Morgan & Chase Co.	9/6/2016	EUR	254,925	USD	285,431	999
RBC Capital Markets	9/6/2016	EUR	407,595	USD	456,384	1,610
State Street Bank & Trust Co.	9/6/2016	EUR	1,400	USD	1,574	11
The Bank of New York Mellon	9/6/2016	EUR	4,600	USD	5,151	19
Bank of Montreal	9/6/2016	GBP	21,000	USD	27,896	316
Bank of Montreal	9/6/2016	GBP	8,000	USD	10,627	120
JP Morgan & Chase Co.	9/6/2016	GBP	26,100	USD	34,670	391
RBC Capital Markets	9/6/2016	GBP	91,359	USD	121,358	1,372
The Bank of New York Mellon	9/6/2016	GBP	2,000	USD	2,657	30
Bank of Montreal	9/6/2016	HKD	69,000	USD	8,895	0
Bank of Montreal	9/6/2016	HKD	347,084	USD	44,745	0
JP Morgan & Chase Co.	9/6/2016	HKD	622,972	USD	80,311	1
State Street Bank & Trust Co.	9/6/2016	HKD	18,700	USD	2,411	0
The Bank of New York Mellon	9/6/2016	HKD	7,400	USD	954	0
Bank of Montreal	9/6/2016	JPY	632,000	USD	6,174	63
JP Morgan & Chase Co.	9/6/2016	JPY	5,413,400	USD	52,879	543
RBC Capital Markets	9/6/2016	JPY	6,171,411	USD	60,285	621
State Street Bank & Trust Co.	9/6/2016	JPY	55,000	USD	532	0
State Street Bank & Trust Co.	9/6/2016	JPY	615,500	USD	6,089	138
The Bank of New York Mellon	9/6/2016	JPY	147,900	USD	1,445	15
Bank of Montreal	9/6/2016	NZD	13,000	USD	9,360	(70)
Bank of Montreal	9/6/2016	NZD	14,159	USD	10,195	(76)
JP Morgan & Chase Co.	9/6/2016	NZD	21,000	USD	15,121	(113)
RBC Capital Markets	9/6/2016	NZD	35,751	USD	25,742	(192)
The Bank of New York Mellon	9/6/2016	NZD	1,200	USD	864	(6)
Bank of Montreal	9/6/2016	SGD	8,000	USD	5,954	82
Bank of Montreal	9/6/2016	SGD	8,000	USD	5,953	82
JP Morgan & Chase Co.	9/6/2016	SGD	17,000	USD	12,653	176
JP Morgan & Chase Co.	9/6/2016	SGD	900	USD	670	9
RBC Capital Markets	9/6/2016	SGD	14,998	USD	11,162	155
Bank of Montreal	9/6/2016	USD	225,393	AUD	299,936	(10)
Bank of Montreal	9/6/2016	USD	181,504	CAD	238,119	77
Bank of Montreal	9/6/2016	USD	5,369	CAD	7,000	(31)
Bank of Montreal	9/6/2016	USD	6,719	CHF	6,600	(6)

Bank of Montreal	9/6/2016	USD	39,813	EUR	35,741	66
Bank of Montreal	9/6/2016	USD	37,983	GBP	29,000	104
Bank of Montreal	9/6/2016	USD	53,644	HKD	416,084	(4)
Bank of Montreal	9/6/2016	USD	6,111	JPY	632,000	(1)
Bank of Montreal	9/6/2016	USD	19,701	NZD	27,159	0
Bank of Montreal	9/6/2016	USD	11,741	SGD	16,000	3
JP Morgan & Chase Co.	9/6/2016	USD	85,067	AUD	113,200	(5)
JP Morgan & Chase Co.	9/6/2016	USD	91,463	CAD	120,000	45
JP Morgan & Chase Co.	9/6/2016	USD	12,926	CHF	12,700	(8)
JP Morgan & Chase Co.	9/6/2016	USD	283,922	EUR	254,925	510
JP Morgan & Chase Co.	9/6/2016	USD	34,183	GBP	26,100	95
JP Morgan & Chase Co.	9/6/2016	USD	80,313	HKD	622,972	(3)
JP Morgan & Chase Co.	9/6/2016	USD	11,331	JPY	1,160,000	(116)
JP Morgan & Chase Co.	9/6/2016	USD	39,941	JPY	4,131,300	0
JP Morgan & Chase Co.	9/6/2016	USD	1,193	JPY	122,100	(12)
JP Morgan & Chase Co.	9/6/2016	USD	15,233	NZD	21,000	1
JP Morgan & Chase Co.	9/6/2016	USD	13,135	SGD	17,900	3
RBC Capital Markets	9/6/2016	USD	19,875	CHF	19,524	(17)
RBC Capital Markets	9/6/2016	USD	454,035	EUR	407,595	740
RBC Capital Markets	9/6/2016	USD	119,663	GBP	91,359	324
RBC Capital Markets	9/6/2016	USD	59,672	JPY	6,171,411	(8)
RBC Capital Markets	9/6/2016	USD	25,934	NZD	35,751	0
RBC Capital Markets	9/6/2016	USD	11,006	SGD	14,998	2
State Street Bank & Trust Co.	9/6/2016	USD	4,608	AUD	6,000	(100)
State Street Bank & Trust Co.	9/6/2016	USD	836	AUD	1,100	(10)
State Street Bank & Trust Co.	9/6/2016	USD	1,607	CAD	2,100	(5)
State Street Bank & Trust Co.	9/6/2016	USD	76	CAD	100	0
State Street Bank & Trust Co.	9/6/2016	USD	715	CHF	700	(3)
State Street Bank & Trust Co.	9/6/2016	USD	1,560	EUR	1,400	2
State Street Bank & Trust Co.	9/6/2016	USD	2,410	HKD	18,700	0
State Street Bank & Trust Co.	9/6/2016	USD	6,652	JPY	670,500	(170)
The Bank of New York Mellon	9/6/2016	USD	6,614	AUD	8,800	(1)
The Bank of New York Mellon	9/6/2016	USD	71,186	CAD	93,400	38
The Bank of New York Mellon	9/6/2016	USD	1,730	CHF	1,700	(1)
The Bank of New York Mellon	9/6/2016	USD	3,119	EUR	2,800	6
The Bank of New York Mellon	9/6/2016	USD	2,016	EUR	1,800	(7)
The Bank of New York Mellon	9/6/2016	USD	2,619	GBP	2,000	7
The Bank of New York Mellon	9/6/2016	USD	954	HKD	7,400	0
The Bank of New York Mellon	9/6/2016	USD	1,430	JPY	147,900	0
The Bank of New York Mellon	9/6/2016	USD	871	NZD	1,200	0
Bank of Montreal	10/5/2016	CAD	7,000	USD	5,336	(3)
Bank of Montreal	10/5/2016	CAD	238,119	USD	181,513	(96)
JP Morgan & Chase Co.	10/5/2016	CAD	120,000	USD	91,475	(47)
State Street Bank & Trust Co.	10/5/2016	CAD	100	USD	76	0
The Bank of New York Mellon	10/5/2016	CAD	93,400	USD	71,194	(40)
Bank of Montreal	10/5/2016	CHF	4,000	USD	4,079	3
Bank of Montreal	10/5/2016	CHF	6,600	USD	6,730	5
JP Morgan & Chase Co.	10/5/2016	CHF	12,700	USD	12,948	7
RBC Capital Markets	10/5/2016	CHF	19,524	USD	19,911	17

The Bank of New York Mellon	10/5/2016	CHF	1,700	USD	1,733	1
Bank of Montreal	10/5/2016	EUR	35,741	USD	39,863	(67)
JP Morgan & Chase Co.	10/5/2016	EUR	254,925	USD	284,264	(535)
RBC Capital Markets	10/5/2016	EUR	407,595	USD	454,602	(759)
State Street Bank & Trust Co.	10/5/2016	EUR	1,400	USD	1,562	(3)
The Bank of New York Mellon	10/5/2016	EUR	2,800	USD	3,122	(6)
Bank of Montreal	10/5/2016	GBP	29,000	USD	38,011	(104)
JP Morgan & Chase Co.	10/5/2016	GBP	26,100	USD	34,207	(96)
RBC Capital Markets	10/5/2016	GBP	91,359	USD	119,751	(321)
The Bank of New York Mellon	10/5/2016	GBP	2,000	USD	2,621	(7)
Bank of Montreal	10/5/2016	HKD	416,084	USD	53,659	3
JP Morgan & Chase Co.	10/5/2016	HKD	622,972	USD	80,335	(1)
The Bank of New York Mellon	10/5/2016	HKD	7,400	USD	954	0
Bank of Montreal	10/5/2016	JPY	632,000	USD	6,119	1
JP Morgan & Chase Co.	10/5/2016	JPY	4,131,300	USD	39,993	(1)
RBC Capital Markets	10/5/2016	JPY	6,171,411	USD	59,754	11
The Bank of New York Mellon	10/5/2016	JPY	147,900	USD	1,432	0
Bank of Montreal	10/5/2016	NZD	27,159	USD	19,675	(2)
JP Morgan & Chase Co.	10/5/2016	NZD	21,000	USD	15,213	(2)
RBC Capital Markets	10/5/2016	NZD	35,751	USD	25,901	(2)
The Bank of New York Mellon	10/5/2016	NZD	1,200	USD	870	0
Bank of Montreal	10/5/2016	SGD	16,000	USD	11,738	(5)
JP Morgan & Chase Co.	10/5/2016	SGD	17,900	USD	13,132	(5)
RBC Capital Markets	10/5/2016	SGD	14,998	USD	11,004	(3)
Bank of Montreal	10/5/2016	USD	6,692	EUR	6,000	11
Bank of Montreal	10/5/2016	USD	5,243	GBP	4,000	14
State Street Bank & Trust Co.	10/5/2016	USD	714	CHF	700	(1)
State Street Bank & Trust Co.	10/5/2016	USD	2,412	HKD	18,700	0
State Street Bank & Trust Co.	10/5/2016	USD	533	JPY	55,000	0
Bank of Montreal	10/6/2016	AUD	299,936	USD	225,222	11
JP Morgan & Chase Co.	10/6/2016	AUD	113,200	USD	84,998	0
The Bank of New York Mellon	10/6/2016	AUD	8,800	USD	6,609	1
Bank of Montreal	10/6/2016	USD	15,770	AUD	21,000	(2)
State Street Bank & Trust Co.	10/6/2016	USD	5,331	AUD	7,100	0

Total net unrealized appreciation						$12,002

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2016.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$3,562,308	$—	$—	$3,562,308
Short-Term Investments	50,082	—	—	50,082
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	15,085	—	15,085

TOTAL	$3,612,390	$15,085	$—	$3,627,475

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(3,083)	$—	$(3,083)

TOTAL	$—	$(3,083)	$—	$(3,083)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	10/21/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	10/21/16

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	10/21/16

* Print the name and title of each signing officer under his or her signature.